UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Corporate Bonds (a) — 98.8%
	Commercial Banks — 90.2%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16	$257,931
	Bank of Montreal
210,000	2.85%, due 06/09/15	218,177
	Bank of Nova Scotia
300,000	1.05%, due 03/20/15	302,460
251,000	1.65%, due 10/29/15	255,771
	Barclays Bank PLC
325,000	2.25%, due 05/10/17	332,609
	BNP Paribas
260,000	2.20%, due 11/02/15	266,266
	Canadian Imperial Bank of Commerce
221,000	2.60%, due 07/02/15	228,801
347,000	2.75%, due 01/27/16	362,635
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17	339,105
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17	194,178
	Credit Suisse AG/Guernsey
320,000	1.63%, due 03/06/15	324,530
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15	300,245
	ING Bank N.V.
250,000	2.63%, due 12/05/22	230,683
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17	278,205
	National Bank of Canada
282,000	2.20%, due 10/19/16	290,466
	Norddeutsche Landesbank Girozentrale
200,000	0.88%, due 10/16/15	199,949
	Royal Bank of Canada
154,000	3.13%, due 04/14/15	160,091
	SpareBank 1 Boligkreditt AS
254,000	2.30%, due 06/30/17	258,049
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16	209,128
	Toronto-Dominion Bank (The)
320,000	1.63%, due 09/14/16	324,599
	UBS AG/London
339,000	2.25%, due 03/30/17	347,582
	Westpac Banking Corp.
210,000	1.38%, due 07/17/15	212,332
		5,893,792
	Diversified Financial Services — 4.6%

	Caisse Centrale Desjardins
288,000	2.55%, due 03/24/16	299,012

	Thrifts & Mortgage Finance — 4.0%

	Stadshypotek AB
280,000	1.88%, due 10/02/19	265,590
	Total Corporate Bonds (Cost $6,483,435)	6,458,394

	U.S. Government & Agency Securities — 0.1%
	Federal Home Loan Bank
4,166	0.00%, due 09/03/13	4,166
	Federal National Mortgage Association
483	0.01%, due 09/03/13	483
	Total U.S. Government & Agency Securities (Cost $4,649)	4,649

	Repurchase Agreements (b) — 0.4%
25,781	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $25,781	25,781
	Total Repurchase Agreements (Cost $25,781)	25,781

	Total Investment Securities (Cost $6,513,865) — 99.3%	6,488,824
	Other assets less liabilities — 0.7%	45,749
	Net Assets — 100.0%	$6,534,573

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,632
Aggregate gross unrealized depreciation	(45,673)
Net unrealized depreciation	$(25,041)
Federal income tax cost of investments	$6,513,865

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2013:

Canada	37.4%
Australia	16.6%
Switzerland	10.3%
Norway	8.5%
Sweden	7.3%
France	7.0%
United Kingdom	5.1%
Netherlands	3.5%
Germany	3.1%
Other (1)	1.2%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

	Principal Amount		Value
		Sovereign Governments & Agencies — 90.9%
		Germany — 90.9%

		Bundesrepublik Deutschland
EUR	138,000	3.75%, due 01/04/15	$190,728
	126,000	3.75%, due 01/04/19	190,286
	129,000	3.50%, due 07/04/19	193,575
	146,000	1.75%, due 07/04/22	193,766
	111,000	4.00%, due 01/04/37	181,165
		Free State of Bavaria
	59,000	3.50%, due 01/27/16	83,341
	57,000	4.13%, due 01/16/17	83,466
		Gemeinsame Deutsche Bundeslaender
	69,000	3.00%, due 05/17/16	96,640
	74,000	1.75%, due 06/13/22	95,129
		KFW
	69,000	3.13%, due 04/08/16	97,154
	140,000	2.00%, due 09/07/16	192,223
	69,000	2.25%, due 09/21/17	95,828
	134,000	3.13%, due 06/15/18	193,416
	127,000	3.88%, due 01/21/19	190,059
	129,000	3.38%, due 01/18/21	189,577
		Landwirtschaftliche Rentenbank
	60,000	1.88%, due 05/11/20	80,485
		State of Baden-Wurttemberg
	69,000	3.50%, due 01/14/15	94,955
	63,000	4.25%, due 01/04/18	94,136
		State of Berlin
	69,000	3.75%, due 03/23/15	95,705
	68,000	3.13%, due 09/14/15	94,406
		State of Brandenburg
	54,000	1.50%, due 02/12/20	70,426
	48,000	3.50%, due 06/15/21	70,381
		State of Hesse
	71,000	2.00%, due 06/16/15	96,284
	69,000	2.75%, due 05/30/16	96,179
		State of Lower Saxony
	69,000	3.63%, due 01/20/15	95,098
	67,000	3.50%, due 02/22/16	94,569
		State of North Rhine-Westphalia
	69,000	2.13%, due 10/13/16	94,647
	73,000	1.88%, due 09/15/22	93,900
		State of Rhineland-Palatinate
	55,000	2.88%, due 03/03/17	77,269
	60,000	1.25%, due 01/16/20	77,208
		State of Saxony-Anhalt
	47,000	3.75%, due 04/06/21	70,012
	56,000	1.63%, due 04/25/23	70,341
		Total Sovereign Governments & Agencies (Cost $3,703,364)	3,732,354

		Corporate Bonds — 6.4%
		Banks — 6.4%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
$67,000		2.13%, due 08/04/15	91,190
	64,000	3.50%, due 07/04/16	90,984
		Landwirtschaftliche Rentenbank
	56,000	2.88%, due 08/30/21	79,589
			261,763
		Total Corporate Bonds (Cost $256,834)	261,763

		U.S. Government & Agency Securities — 0.1%
		Federal Home Loan Bank
	4,974	0.00%, due 09/03/13	4,974

		U.S. Government & Agency Securities
		Federal National Mortgage Association
	577	0.01%, due 09/03/13	577
		Total U.S. Government & Agency Securities (Cost $5,551)	5,551

		Repurchase Agreements (a) — 0.8%
	30,792	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $30,792	30,792
		Total Repurchase Agreements (Cost $30,792)	30,792

		Total Investment Securities (Cost $3,996,541) — 98.2%	4,030,460
		Other assets less liabilities — 1.8%	74,120
		Net Assets — 100.0%	$4,104,580

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR                                              Euro

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,203
Aggregate gross unrealized depreciation	(37,284)
Net unrealized appreciation	$33,919
Federal income tax cost of investments	$3,996,541

See accompanying notes to schedules of portfolio investments.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 94.3%
	Aerospace & Defense — 2.5%

	B/E Aerospace, Inc.
$262,000	5.25%, due 04/01/22	$259,380
	Bombardier, Inc.
150,000	6.13%, due 01/15/23(a)	147,750
	TransDigm, Inc.
250,000	7.75%, due 12/15/18	267,500
		674,630
	Auto Components — 0.5%

	Goodyear Tire & Rubber Co. (The)
120,000	8.25%, due 08/15/20	132,300

	Automobiles — 1.6%

	Chrysler Group LLC/CG Co.-Issuer, Inc.
410,000	8.25%, due 06/15/21	449,975

	Biotechnology — 0.6%

	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
150,000	7.75%, due 09/15/18	163,875

	Building Products — 0.5%

	Building Materials Corp. of America
120,000	6.75%, due 05/01/21(a)	127,200

	Chemicals — 1.0%

	Momentive Performance Materials, Inc.
130,000	8.88%, due 10/15/20	134,875
	Rockwood Specialties Group, Inc.
150,000	4.63%, due 10/15/20	147,375
		282,250
	Commercial Banks — 1.8%

	CIT Group, Inc.
210,000	4.25%, due 08/15/17	212,625
275,000	5.50%, due 02/15/19(a)	281,875
		494,500
	Commercial Services & Supplies — 1.1%

	Iron Mountain, Inc.
120,000	5.75%, due 08/15/24	108,300
	Laureate Education, Inc.
170,000	9.25%, due 09/01/19(a)	183,600
		291,900
	Communications Equipment — 2.2%

	Avaya, Inc.
120,000	7.00%, due 04/01/19(a)	109,800
379,000	10.50%, due 03/01/21(a)	292,777
	CommScope, Inc.
180,000	8.25%, due 01/15/19(a)	196,200
		598,777
	Consumer Finance — 2.9%

	Ally Financial, Inc.
190,000	8.30%, due 02/12/15	205,200
250,000	8.00%, due 11/01/31	287,500
	General Motors Financial Co., Inc.
192,000	2.75%, due 05/15/16(a)	191,520
120,000	4.75%, due 08/15/17(a)	123,750
		807,970
	Containers & Packaging — 1.0%

	Ball Corp.
173,000	4.00%, due 11/15/23	154,402
	Crown Americas LLC/Crown Americas Capital Corp. IV
120,000	4.50%, due 01/15/23(a)	110,700
		265,102
	Distributors — 0.4%

	AmeriGas Finance LLC/AmeriGas Finance Corp.
120,000	7.00%, due 05/20/22	126,600

	Diversified Telecommunication Services — 5.6%

	CCO Holdings LLC/CCO Holdings Capital Corp.
170,000	7.00%, due 01/15/19	179,775
280,000	6.50%, due 04/30/21	283,500
	CenturyLink, Inc.
250,000	6.45%, due 06/15/21	248,750
262,000	5.80%, due 03/15/22	246,935
	Frontier Communications Corp.
130,000	8.50%, due 04/15/20	142,025
	Level 3 Financing, Inc.
150,000	8.13%, due 07/01/19	158,625
	Windstream Corp.
240,000	7.88%, due 11/01/17	266,400
		1,526,010
	Electric Utilities — 1.6%

	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
230,000	10.00%, due 12/01/20	242,363
180,000	12.25%, due 03/01/22(a)	200,250
		442,613
	Electronic Equipment, Instruments & Components — 0.6%

	CDW LLC/CDW Finance Corp.
160,000	8.50%, due 04/01/19	175,800

	Food & Staples Retailing — 0.6%

	US Foods, Inc.
160,000	8.50%, due 06/30/19	168,400

	Food Products — 4.3%

	ARAMARK Corp.
220,000	5.75%, due 03/15/20(a)	224,400
	Del Monte Corp.
219,000	7.63%, due 02/15/19	227,760
	Hawk Acquisition Sub, Inc.
380,000	4.25%, due 10/15/20(a)	359,100
	Post Holdings, Inc.
130,000	7.38%, due 02/15/22	137,150

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Smithfield Foods, Inc.
$220,000	6.63%, due 08/15/22	$225,500
		1,173,910
	Gas Utilities — 2.1%

	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
120,000	4.50%, due 07/15/23	109,200
	Sabine Pass Liquefaction LLC
372,000	5.63%, due 02/01/21(a)	355,260
120,000	5.63%, due 04/15/23(a)	111,300
		575,760
	Health Care Equipment & Supplies — 1.6%

	Biomet, Inc.
220,000	6.50%, due 08/01/20	225,500
	Hologic, Inc.
194,000	6.25%, due 08/01/20	202,245
		427,745
	Health Care Providers & Services — 7.5%

	CHS/Community Health Systems, Inc.
190,000	5.13%, due 08/15/18	194,275
398,000	8.00%, due 11/15/19	417,900
	DaVita HealthCare Partners, Inc.
150,000	5.75%, due 08/15/22	148,500
	HCA, Inc.
403,000	6.50%, due 02/15/20	432,721
160,000	7.50%, due 02/15/22	174,000
	Kinetic Concepts, Inc./KCI USA Inc.
260,000	10.50%, due 11/01/18	286,650
	Tenet Healthcare Corp.
130,000	6.25%, due 11/01/18	137,313
120,000	4.38%, due 10/01/21(a)	108,900
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
140,000	8.00%, due 02/01/18	147,875
		2,048,134
	Hotels, Restaurants & Leisure — 3.7%

	Caesars Entertainment Operating Co., Inc.
220,000	11.25%, due 06/01/17	226,600
613,000	10.00%, due 12/15/18	361,670
	CityCenter Holdings LLC/CityCenter Finance Corp.
140,000	7.63%, due 01/15/16	147,875
	MGM Resorts International
150,000	6.63%, due 12/15/21	152,250
	Pinnacle Entertainment, Inc.
130,000	7.50%, due 04/15/21	139,100
		1,027,495
	Household Products — 2.1%

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
280,000	9.88%, due 08/15/19	297,500
270,000	5.75%, due 10/15/20	267,638
		565,138
	Independent Power Producers & Energy Traders — 3.3%

	Calpine Corp.
382,000	7.50%, due 02/15/21(a)	404,920
150,000	7.88%, due 01/15/23(a)	160,875
	NRG Energy, Inc.
150,000	7.63%, due 01/15/18	166,125
150,000	7.88%, due 05/15/21	161,250
		893,170
	Internet Software & Services — 0.4%

	Equinix, Inc.
120,000	5.38%, due 04/01/23	114,300

	IT Services — 2.3%

	First Data Corp.
253,000	11.25%, due 03/31/16	252,367
250,000	12.63%, due 01/15/21	270,313
	SunGard Data Systems, Inc.
120,000	6.63%, due 11/01/19	121,800
		644,480
	Machinery — 1.3%

	Case New Holland, Inc.
180,000	7.88%, due 12/01/17	207,000
	Navistar International Corp.
150,000	8.25%, due 11/01/21	149,062
		356,062
	Media — 8.6%

	Cequel Communications Holdings I LLC/Cequel Capital Corp.
230,000	6.38%, due 09/15/20(a)	229,425
	Clear Channel Worldwide Holdings, Inc.
250,000	7.63%, due 03/15/20	250,625
296,000	6.50%, due 11/15/22	296,000
	CSC Holdings LLC
220,000	6.75%, due 11/15/21	231,550
	DISH DBS Corp.
280,000	6.75%, due 06/01/21	291,900
230,000	5.88%, due 07/15/22	225,400
	Hughes Satellite Systems Corp.
130,000	6.50%, due 06/15/19	136,825
	Nielsen Finance LLC/Nielsen Finance Co.
244,000	7.75%, due 10/15/18	265,350
	Univision Communications, Inc.
150,000	6.88%, due 05/15/19(a)	158,250
265,000	6.75%, due 09/15/22(a)	274,937
		2,360,262
	Metals & Mining — 2.0%

	Novelis, Inc.
130,000	8.38%, due 12/15/17	139,425
366,000	8.75%, due 12/15/20	398,025
		537,450
	Oil, Gas & Consumable Fuels — 15.4%

	Access Midstream Partners LP/ACMP Finance Corp.
170,000	4.88%, due 05/15/23	158,100
	Arch Coal, Inc.
120,000	7.00%, due 06/15/19	96,000
171,000	7.25%, due 06/15/21	132,097

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Chesapeake Energy Corp.
$230,000	9.50%, due 02/15/15	$253,863
260,000	6.63%, due 08/15/20	278,850
	Concho Resources, Inc.
163,000	5.50%, due 04/01/23	158,110
	CONSOL Energy, Inc.
180,000	8.00%, due 04/01/17	189,900
150,000	8.25%, due 04/01/20	159,000
	Continental Resources, Inc.
240,000	5.00%, due 09/15/22	242,400
238,000	4.50%, due 04/15/23	233,835
	Denbury Resources, Inc.
150,000	4.63%, due 07/15/23	133,875
	Energy Transfer Equity LP
340,000	7.50%, due 10/15/20	370,600
	EP Energy LLC/EP Energy Finance, Inc.
250,000	9.38%, due 05/01/20	275,000
	Halcon Resources Corp.
170,000	8.88%, due 05/15/21	170,425
	Linn Energy LLC/Linn Energy Finance Corp.
220,000	6.25%, due 11/01/19(a)	202,400
210,000	8.63%, due 04/15/20	211,050
	Offshore Group Investment Ltd.
153,000	7.50%, due 11/01/19	159,120
	Pacific Rubiales Energy Corp.
120,000	5.13%, due 03/28/23(a)	106,200
	Peabody Energy Corp.
256,000	6.00%, due 11/15/18	254,720
160,000	6.25%, due 11/15/21	154,400
	SandRidge Energy, Inc.
140,000	7.50%, due 03/15/21	139,300
	WPX Energy, Inc.
130,000	6.00%, due 01/15/22	129,675
		4,208,920
	Pharmaceuticals — 2.0%

	Valeant Pharmaceuticals International, Inc.
310,000	6.38%, due 10/15/20(a)	315,038
	VPII Escrow Corp.
210,000	7.50%, due 07/15/21(a)	224,700
		539,738
	Road & Rail — 1.4%

	CHC Helicopter S.A.
160,000	9.25%, due 10/15/20	164,000
	Hertz Corp. (The)
200,000	6.75%, due 04/15/19	213,250
		377,250
	Semiconductors & Semiconductor Equipment — 1.0%

	Freescale Semiconductor, Inc.
254,000	9.25%, due 04/15/18(a)	274,320

	Software — 0.4%

	Nuance Communications, Inc.
130,000	5.38%, due 08/15/20(a)	123,825

	Specialty Retail — 2.5%

	Claire’s Stores, Inc.
220,000	9.00%, due 03/15/19(a)	245,025
	L Brands, Inc.
120,000	6.63%, due 04/01/21	127,500
120,000	5.63%, due 02/15/22	120,900
	Michaels Stores, Inc.
170,000	7.75%, due 11/01/18	182,962
		676,387
	Textiles, Apparel & Luxury Goods — 0.5%

	Hanesbrands, Inc.
120,000	6.38%, due 12/15/20	129,600

	Trading Companies & Distributors — 2.0%

	HD Supply, Inc.
150,000	8.13%, due 04/15/19	166,875
210,000	7.50%, due 07/15/20(a)	219,450
	United Rentals North America, Inc.
160,000	7.63%, due 04/15/22	172,000
		558,325
	Wireless Telecommunication Services — 5.4%

	Cricket Communications, Inc.
200,000	7.75%, due 10/15/20	227,250
	Crown Castle International Corp.
200,000	5.25%, due 01/15/23	189,000
	MetroPCS Wireless, Inc.
210,000	6.25%, due 04/01/21(a)	209,475
210,000	6.63%, due 04/01/23(a)	208,425
	NII Capital Corp.
180,000	7.63%, due 04/01/21	137,700
	Sprint Communications, Inc.
291,000	9.00%, due 11/15/18(a)	339,743
180,000	6.00%, due 11/15/22	168,300
		1,479,893
	Total Corporate Bonds (Cost $27,116,798)	25,820,066

	U.S. Government & Agency Securities — 0.5%
	Federal Home Loan Bank
125,760	0.00%, due 09/03/13	125,760
	Federal National Mortgage Association
14,588	0.01%, due 09/03/13	14,588
	Total U.S. Government & Agency Securities (Cost $140,348)	140,348

	Repurchase Agreements (b) — 2.9%
778,489	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $778,492	778,489
	Total Repurchase Agreements (Cost $778,489)	778,489

	Total Investment Securities (Cost $28,035,635) — 97.7%	26,738,903
	Other assets less liabilities — 2.3%	634,126
	Net Assets — 100.0%	$27,373,029

See accompanying notes to schedules of portfolio investments.

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,312
Aggregate gross unrealized depreciation	(1,322,044)
Net unrealized depreciation	$(1,296,732)
Federal income tax cost of investments	$28,035,635

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	100	12/19/13	$12,428,125	$7,664
U.S. 2 Year Treasury Note Futures Contracts	21	12/31/13	4,614,750	(1,437)
U.S. 5 Year Treasury Note Futures Contracts	78	12/31/13	9,335,016	494
				$6,721

Cash collateral in the amount of $57,264 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks— 98.4%
	Financials — 98.4%

73,018	3i Group PLC	$404,931
4,182	Altamir	50,787
27,919	American Capital Ltd.*	348,429
22,596	Apollo Investment Corp.	178,282
23,264	Ares Capital Corp.	408,981
7,874	BlackRock Kelso Capital Corp.	77,165
43,978	Brait SE*	172,846
4,467	Compass Diversified Holdings	77,190
1,060	Deutsche Beteiligungs AG	26,808
4,014	Electra Private Equity PLC*	139,398
3,109	Eurazeo S.A.	192,370
13,717	Fifth Street Finance Corp.	142,108
2,081	Gimv N.V.	99,306
9,898	GP Investments Ltd. (BDR)*	16,239
852	HBM Healthcare Investments AG, Class A*	54,644
6,793	Hercules Technology Growth Capital, Inc.	98,431
25,910	Intermediate Capital Group PLC	175,391
3,639	Main Street Capital Corp.	105,968
52,402	Marfin Investment Group Holdings S.A.*	19,416
7,424	MCG Capital Corp.	36,303
2,447	MVC Capital, Inc.	30,661
8,260	Onex Corp.	392,211
7,599	PennantPark Investment Corp.	84,273
16,780	Prospect Capital Corp.	185,755
23,016	Ratos AB, Class B	200,406
2,388	Safeguard Scientifics, Inc.*	34,722
4,956	Solar Capital Ltd.	108,784
1,712	Wendel S.A.	207,978
		4,069,783
	Total Common Stocks (Cost $4,023,356)	4,069,783

Principal Amount
	U.S. Government & Agency Securities — 0.1%
	Federal Home Loan Bank
$3,953	0.00%, due 09/03/13	3,953
	Federal National Mortgage Association
459	0.01%, due 09/03/13	459
	Total U.S. Government & Agency Securities (Cost $4,412)	4,412

	Repurchase Agreements (a) — 0.6%
24,477	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $24,477	24,477
	Total Repurchase Agreements (Cost $24,477)	24,477

	Total Investment Securities (Cost $4,052,245) — 99.1%	4,098,672
	Other assets less liabilities — 0.9%	39,173
	Net Assets — 100.0%	$4,137,845

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

BDR                                             Brazilian Depositary Receipt

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,624
Aggregate gross unrealized depreciation	(149,261)
Net unrealized appreciation	$46,363
Federal income tax cost of investments	$4,052,309

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks — 8.0%
	Consumer Discretionary — 0.9%

333	Carnival PLC (ADR)	$12,504
1,250	Honda Motor Co., Ltd. (ADR)	44,925
414	InterContinental Hotels Group PLC (ADR)	11,629
132	Luxottica Group S.p.A. (ADR)	6,865
538	Panasonic Corp. (ADR)*	4,842
485	Pearson PLC (ADR)	9,526
89	Reed Elsevier N.V. (ADR)	3,218
65	Reed Elsevier PLC (ADR)	3,186
769	Sony Corp. (ADR)	15,349
824	Toyota Motor Corp. (ADR)	99,531
83	WPP PLC (ADR)	7,698
		219,273
	Consumer Staples — 0.8%

473	Anheuser-Busch InBev N.V. (ADR)	44,154
361	British American Tobacco PLC (ADR)	36,667
8	Coca-Cola HBC AG (ADR)	220
87	Delhaize Group S.A. (ADR)	5,547
473	Diageo PLC (ADR)	58,028
1,465	Unilever PLC (ADR)	55,934
		200,550
	Energy — 1.0%

787	BP PLC (ADR)	32,503
325	Eni S.p.A. (ADR)	14,781
55	Repsol YPF S.A. (ADR)	1,279
880	Royal Dutch Shell PLC, Class A (ADR)	56,839
2,215	Statoil ASA (ADR)	48,619
233	Tenaris S.A. (ADR)	10,303
1,280	Total S.A. (ADR)	70,797
		235,121
	Financials — 1.5%

2,548	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	24,410
2,902	Banco Santander S.A. (ADR)	20,633
978	Barclays PLC (ADR)	17,086
1,010	Credit Suisse Group AG (ADR)*	29,149
341	Governor & Co. of the Bank of Ireland (The) (ADR)*	3,962
1,199	HSBC Holdings PLC (ADR)	62,852
1,915	ING Groep N.V. (ADR)*	20,816
4,065	Lloyds Banking Group PLC (ADR)*	18,211
8,374	Mitsubishi UFJ Financial Group, Inc. (ADR)	48,820
2,704	Mizuho Financial Group, Inc. (ADR)	10,924
580	National Bank of Greece S.A. (ADR)*	2,326
3,594	Nomura Holdings, Inc. (ADR)	24,834
584	Prudential PLC (ADR)	19,599
548	Royal Bank of Scotland Group PLC (ADR)*	5,661
4,862	Sumitomo Mitsui Financial Group, Inc. (ADR)	43,029
425	Westpac Banking Corp. (ADR)	11,917
		364,229
	Health Care — 1.2%

323	Elan Corp. PLC (ADR)*	4,923
377	Fresenius Medical Care AG & Co. KGaA (ADR)	12,200
1,053	GlaxoSmithKline PLC (ADR)	53,587
1,465	Novartis AG (ADR)	106,916
181	Novo Nordisk A/S (ADR)	30,216
866	Sanofi (ADR)	41,377
154	Shire PLC (ADR)	16,974
93	Smith & Nephew PLC (ADR)	5,418
578	Teva Pharmaceutical Industries Ltd. (ADR)	22,091
		293,702
	Industrials — 0.7%

2,039	ABB Ltd. (ADR)*	43,655
783	Koninklijke Philips Electronics N.V.	24,132
203	Kubota Corp. (ADR)	13,781
4	Mitsui & Co., Ltd. (ADR)	1,108
424	Nidec Corp. (ADR)	7,937
278	Ryanair Holdings PLC (ADR)	13,194
615	Siemens AG (ADR)	65,288
		169,095
	Information Technology — 0.5%

77	Advantest Corp. (ADR)	944
1,448	Alcatel-Lucent (ADR)*	3,736
260	ARM Holdings PLC (ADR)	10,538
955	Canon, Inc. (ADR)	28,555
53	Hitachi Ltd. (ADR)	3,186
296	NICE Systems Ltd. (ADR)	11,248
1,241	Nokia Oyj (ADR)*	4,840
509	SAP AG (ADR)	37,574
2,381	Telefonaktiebolaget LM Ericsson (ADR)	28,048
		128,669
	Materials — 0.6%

385	Alumina Ltd. (ADR)*	1,359
1,306	BHP Billiton Ltd. (ADR)	82,644
418	CRH PLC (ADR)	8,882
30	James Hardie Industries PLC (ADR)	1,304
101	Randgold Resources Ltd. (ADR)	7,880
422	Rio Tinto PLC (ADR)	19,036
195	Sims Metal Management Ltd. (ADR)	1,609
357	Syngenta AG (ADR)	27,982
		150,696
	Telecommunication Services — 0.6%

223	BT Group PLC (ADR)	11,212
1,035	Nippon Telegraph & Telephone Corp. (ADR)	26,268
527	NTT DoCoMo, Inc. (ADR)	8,448
1,639	Orange S.A. (ADR)	16,652
120	Partner Communications Co., Ltd. (ADR)*	870
929	Portugal Telecom, SGPS, S.A. (ADR)	3,447
416	Telecom Italia S.p.A. (ADR)	2,883
1,568	Telefonica S.A. (ADR)*	21,262

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
1,363	Vodafone Group PLC (ADR)	$44,093
		135,135
	Utilities — 0.2%

757	National Grid PLC (ADR)	43,573
424	Veolia Environnement S.A. (ADR)	6,538
		50,111
	Total Common Stocks (Cost $1,548,749)	1,946,581

Principal Amount
	U.S. Government & Agency Securities — 76.3%
	Federal Home Loan Bank
$381,747	0.00%, due 09/03/13	381,747
	Federal National Mortgage Association
44,283	0.01%, due 09/03/13	44,283
	U.S. Treasury Bill
18,000,000	0.00%, due 10/31/13	17,999,658
	Total U.S. Government & Agency Securities (Cost $18,425,055)	18,425,688

	Repurchase Agreements (a) — 9.8%
2,363,115	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,363,125	2,363,115
	Total Repurchase Agreements (Cost $2,363,115)	2,363,115

	Total Investment Securities (Cost $22,336,919) — 94.1%	22,735,384
	Other assets less liabilities — 5.9%	1,413,080
	Net Assets — 100.0%	$24,148,464

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                                             American Depositary Receipt

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,550
Aggregate gross unrealized depreciation	(32,024)
Net unrealized appreciation	$367,526
Federal income tax cost of investments	$22,367,858

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	9	09/16/13	$743,456	$2,856

Cash collateral in the amount of $12,372 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	$982,959	$126,263

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	1,805,256	393,916

Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE Index Fund	123,190	(21,778)

Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets Index Fund	2,877,361	34,083

		$532,484

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.8%
	Consumer Discretionary — 11.9%

3,627	Abercrombie & Fitch Co., Class A	$128,069
1,456	Amazon.com, Inc.*	409,107
11,487	AutoNation, Inc.*	536,902
10,058	Best Buy Co., Inc.	362,088
13,994	Cablevision Systems Corp., Class A	248,114
5,720	Carnival Corp.	206,435
11,459	Coach, Inc.	605,150
35,306	Comcast Corp., Class A	1,486,030
12,072	Darden Restaurants, Inc.	557,847
12,753	DIRECTV*	741,970
2,202	Discovery Communications, Inc., Class A*	170,677
12,160	Dollar General Corp.*	656,275
12,037	Dollar Tree, Inc.*	634,350
9,301	Expedia, Inc.	434,915
3,649	Ford Motor Co.	59,077
4,916	Fossil Group, Inc.*	570,944
10,294	GameStop Corp., Class A	516,862
5,667	Gap, Inc. (The)	229,174
7,714	Genuine Parts Co.	594,055
30,868	Goodyear Tire & Rubber Co. (The)*	621,064
11,831	Hasbro, Inc.	539,257
19,585	Home Depot, Inc. (The)	1,458,887
455	Johnson Controls, Inc.	18,441
6,547	Kohl’s Corp.	335,927
11,015	L Brands, Inc.	631,820
16,686	Leggett & Platt, Inc.	482,559
11,358	Lennar Corp., Class A	361,298
6,642	Macy’s, Inc.	295,104
15,142	Marriott International, Inc., Class A	605,529
4,092	McDonald’s Corp.	386,121
8,244	PetSmart, Inc.	580,625
29,137	PulteGroup, Inc.	448,418
9,821	Ross Stores, Inc.	660,560
8,014	Scripps Networks Interactive, Inc., Class A	589,269
9,386	Starwood Hotels & Resorts Worldwide, Inc.	600,141
31,611	Twenty-First Century Fox, Inc.	990,373
8,069	Walt Disney Co. (The)	490,837
4,667	Whirlpool Corp.	600,410
10,006	Wyndham Worldwide Corp.	593,956
4,587	Wynn Resorts Ltd.	646,950
		21,085,587
	Consumer Staples — 9.0%

5,950	Altria Group, Inc.	201,586
9,441	Beam, Inc.	591,479
4,800	Campbell Soup Co.	207,264
20,895	Coca-Cola Co. (The)	797,771
15,913	Coca-Cola Enterprises, Inc.	595,146
178	Colgate-Palmolive Co.	10,283
18,384	ConAgra Foods, Inc.	621,747
8,586	Costco Wholesale Corp.	960,516
19,607	CVS Caremark Corp.	1,138,186
13,114	Dr. Pepper Snapple Group, Inc.	586,983
2,829	Estee Lauder Cos., Inc. (The), Class A	184,904
13,714	Hormel Foods Corp.	568,171
5,745	J.M. Smucker Co. (The)	609,774
9,990	Kellogg Co.	606,493
7,788	Kimberly-Clark Corp.	728,022
4,286	Kraft Foods Group, Inc.	221,886
18,235	Kroger Co. (The)	667,401
15,738	Lorillard, Inc.	665,717
11,085	Molson Coors Brewing Co., Class B	540,837
10,378	PepsiCo, Inc.	827,438
8,443	Philip Morris International, Inc.	704,484
19,806	Procter & Gamble Co. (The)	1,542,689
22,811	Safeway, Inc.	590,805
20,089	Tyson Foods, Inc., Class A	581,577
9,166	Wal-Mart Stores, Inc.	668,935
12,540	Whole Foods Market, Inc.	661,485
		16,081,579
	Energy — 9.7%

10,407	Anadarko Petroleum Corp.	951,408
14,510	Baker Hughes, Inc.	674,570
18,053	Cabot Oil & Gas Corp.	706,414
8,192	Cameron International Corp.*	465,224
26,224	Chesapeake Energy Corp.	676,842
13,274	Chevron Corp.	1,598,588
18,931	ConocoPhillips	1,255,125
8,464	Diamond Offshore Drilling, Inc.	541,950
10,546	Ensco PLC, Class A	585,936
173	EOG Resources, Inc.	27,170
33,827	Exxon Mobil Corp.	2,948,361
5,483	Halliburton Co.	263,184
8,906	Helmerich & Payne, Inc.	561,434
9,915	Hess Corp.	742,138
20,000	Kinder Morgan, Inc.	758,600
10,181	Marathon Petroleum Corp.	738,224
9,307	Murphy Oil Corp.	627,478
1,076	Occidental Petroleum Corp.	94,914
9,761	Peabody Energy Corp.	167,889
13,214	Phillips 66	754,519
14,351	Rowan Cos. PLC, Class A*	508,312
5,897	Schlumberger Ltd.	477,303
8,433	Tesoro Corp.	388,677
19,418	Valero Energy Corp.	689,922
		17,204,182
	Financials — 18.2%

7,695	ACE Ltd.	675,005
12,867	Aflac, Inc.	743,584
14,794	Allstate Corp. (The)	708,928
1,703	American Express Co.	122,463
13,393	American International Group, Inc.*	622,239
10,581	Aon PLC	702,367
19,956	Apartment Investment & Management Co., Class A (REIT)	549,389
10,545	Assurant, Inc.	559,307
4,641	AvalonBay Communities, Inc. (REIT)	575,020
59,246	Bank of America Corp.	836,554
21,525	BB&T Corp.	730,989
14,013	Berkshire Hathaway, Inc., Class B*	1,558,526
12,948	Capital One Financial Corp.	835,793
22,764	Citigroup, Inc.	1,100,184
9,623	Equity Residential (REIT)	499,337
35,952	Fifth Third Bancorp	657,562
14,625	Franklin Resources, Inc.	675,090
46,327	Genworth Financial, Inc., Class A*	546,659
3,752	Goldman Sachs Group, Inc. (The)	570,792
13,556	Hartford Financial Services Group, Inc.	401,258
10,004	Health Care REIT, Inc. (REIT)	614,646
35,974	Host Hotels & Resorts, Inc. (REIT)	612,637
70,265	Huntington Bancshares, Inc./OH	578,984
24,905	JPMorgan Chase & Co.	1,258,450
31,575	KeyCorp	368,480
24,249	Kimco Realty Corp. (REIT)	485,707

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,483	Loews Corp.	$599,454
5,671	M&T Bank Corp.	642,751
9,979	Macerich Co. (The) (REIT)	561,618
17,552	Marsh & McLennan Cos., Inc.	723,669
572	McGraw Hill Financial, Inc.	33,388
4,207	MetLife, Inc.	194,321
9,541	Moody’s Corp.	606,426
9,724	Morgan Stanley	250,490
16,669	NASDAQ OMX Group, Inc. (The)	497,736
11,091	Plum Creek Timber Co., Inc. (REIT)	491,442
11,811	PNC Financial Services Group, Inc. (The)	853,581
15,000	Principal Financial Group, Inc.	613,800
25,252	Progressive Corp. (The)	633,068
10,845	Prudential Financial, Inc.	812,074
4,650	Public Storage (REIT)	709,916
67,054	Regions Financial Corp.	630,308
5,426	Simon Property Group, Inc. (REIT)	790,188
19,965	SunTrust Banks, Inc.	639,279
9,109	T. Rowe Price Group, Inc.	638,905
2,076	U.S. Bancorp/MN	75,006
19,380	Unum Group	572,291
56,753	Wells Fargo & Co.	2,331,413
7,588	Weyerhaeuser Co. (REIT)	207,759
19,386	XL Group PLC	573,050
		32,271,883
	Health Care — 9.9%

29,031	Abbott Laboratories	967,603
2,552	AbbVie, Inc.	108,741
5,018	Alexion Pharmaceuticals, Inc.*	540,740
7,847	Allergan, Inc.	693,518
11,075	AmerisourceBergen Corp.	630,389
2,063	Amgen, Inc.	224,743
6,715	Becton, Dickinson and Co.	653,907
3,530	Bristol-Myers Squibb Co.	147,166
13,528	Cardinal Health, Inc.	680,188
4,730	Celgene Corp.*	662,105
13,460	Cerner Corp.*	619,968
24	Edwards Lifesciences Corp.*	1,689
143	Eli Lilly & Co.	7,350
15,026	Express Scripts Holding Co.*	959,861
17,226	Gilead Sciences, Inc.*	1,038,211
7,143	Humana, Inc.	657,727
1,581	Intuitive Surgical, Inc.*	611,088
19,508	Johnson & Johnson	1,685,686
6,053	McKesson Corp.	734,895
18,629	Medtronic, Inc.	964,051
22,394	Merck & Co., Inc.	1,059,012
6,280	Mylan, Inc.*	221,935
47,488	Pfizer, Inc.	1,339,636
2,694	Regeneron Pharmaceuticals, Inc.*	652,783
6,417	Tenet Healthcare Corp.*	250,584
1,740	UnitedHealth Group, Inc.	124,828
8,283	Varian Medical Systems, Inc.*	583,537
8,833	WellPoint, Inc.	752,042
		17,573,983
	Industrials — 7.6%

1,107	3M Co.	125,733
14,218	ADT Corp. (The)*	566,303
1,129	Boeing Co. (The)	117,326
10,002	C.H. Robinson Worldwide, Inc.	568,814
95	Caterpillar, Inc.	7,841
11,975	Cintas Corp.	571,926
15,619	CSX Corp.	384,383
2,527	Dun & Bradstreet Corp. (The)	251,386
186	Equifax, Inc.	10,991
9,234	Fluor Corp.	585,713
70,632	General Electric Co.	1,634,424
606	Honeywell International, Inc.	48,219
10,057	Jacobs Engineering Group, Inc.*	586,122
6,581	L-3 Communications Holdings, Inc.	594,462
5,596	Nielsen Holdings N.V.	193,062
265	Norfolk Southern Corp.	19,122
7,764	Northrop Grumman Corp.	716,384
9,893	Pitney Bowes, Inc.	161,454
16,060	Quanta Services, Inc.*	419,808
9,931	Raytheon Co.	748,897
17,482	Republic Services, Inc.	568,340
15,203	Robert Half International, Inc.	536,210
3,001	Rockwell Automation, Inc.	291,787
4,998	Roper Industries, Inc.	618,253
9,328	Ryder System, Inc.	518,730
45,412	Southwest Airlines Co.	581,728
7,767	Stanley Black & Decker, Inc.	662,214
7,479	Union Pacific Corp.	1,148,326
560	United Parcel Service, Inc., Class B	47,925
2,491	United Technologies Corp.	249,349
		13,535,232
	Information Technology — 16.9%

8,554	Accenture PLC, Class A	618,026
9,917	Akamai Technologies, Inc.*	455,984
7,324	Apple, Inc.	3,567,154
20,375	Broadcom Corp., Class A	514,673
20,445	CA, Inc.	598,016
68,008	Cisco Systems, Inc.	1,585,266
9,467	Cognizant Technology Solutions Corp., Class A*	693,931
11,759	Computer Sciences Corp.	589,714
7,043	Dell, Inc.	96,982
849	eBay, Inc.*	42,442
5,781	First Solar, Inc.*	212,278
1,986	Google, Inc., Class A*	1,681,943
10,345	Harris Corp.	585,837
8,217	Hewlett-Packard Co.	183,568
63,301	Intel Corp.	1,391,356
6,931	International Business Machines Corp.	1,263,313
7,917	Intuit, Inc.	502,967
24,779	Jabil Circuit, Inc.	565,457
10,403	KLA-Tencor Corp.	573,725
12,165	Lam Research Corp.*	567,741
15,236	Linear Technology Corp.	583,996
75,316	LSI Corp.*	558,092
102	Mastercard, Inc., Class A	61,820
14,998	Microchip Technology, Inc.	582,072
52,747	Microsoft Corp.	1,761,750
17,948	Molex, Inc.	520,851
10,266	Motorola Solutions, Inc.	574,999
41,896	NVIDIA Corp.	617,966
26,445	Oracle Corp.	842,538
23,380	QUALCOMM, Inc.	1,549,626
36,814	SAIC, Inc.	554,787
11,430	SanDisk Corp.	630,707
16,167	Symantec Corp.	414,037
30,601	Teradyne, Inc.*	469,725
19,498	Total System Services, Inc.	539,510
12,536	VeriSign, Inc.*	601,603
1,735	Visa, Inc., Class A	302,619
9,458	Western Digital Corp.	586,396

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
34,406	Western Union Co. (The)	$603,137
65,020	Xerox Corp.	648,900
28,178	Yahoo!, Inc.*	764,187
		30,059,691
	Materials — 4.5%

66,733	Alcoa, Inc.	513,844
12,544	Avery Dennison Corp.	536,381
5,446	Bemis Co., Inc.	216,696
3,334	CF Industries Holdings, Inc.	634,594
6,147	Dow Chemical Co. (The)	229,898
7,837	Eastman Chemical Co.	595,612
7,599	Ecolab, Inc.	694,169
16,680	Freeport-McMoRan Copper & Gold, Inc.	504,070
14,598	International Paper Co.	689,172
10,264	LyondellBasell Industries N.V., Class A	720,020
51	Monsanto Co.	4,992
6,962	Mosaic Co. (The)	289,967
1,333	Nucor Corp.	60,638
7,086	Praxair, Inc.	831,896
3,259	Sherwin-Williams Co. (The)	561,852
23,427	United States Steel Corp.	419,343
12,348	Vulcan Materials Co.	590,234
		8,093,378
	Telecommunication Services — 2.1%

37,831	AT&T, Inc.	1,279,823
9,514	Crown Castle International Corp.*	660,462
126,947	Frontier Communications Corp.	549,680
15,369	Verizon Communications, Inc.	728,183
62,309	Windstream Corp.	502,834
		3,720,982
	Utilities — 5.0%

12,791	AGL Resources, Inc.	562,164
5,964	American Electric Power Co., Inc.	255,259
23,961	CenterPoint Energy, Inc.	549,426
21,478	CMS Energy Corp.	569,811
9,151	DTE Energy Co.	611,927
13,901	Duke Energy Corp.	911,906
13,841	Edison International	635,164
9,024	Entergy Corp.	570,588
24,502	Exelon Corp.	747,066
6,685	FirstEnergy Corp.	250,487
9,374	Integrys Energy Group, Inc.	524,194
15,037	Northeast Utilities	616,066
11,565	PG&E Corp.	478,328
10,031	Pinnacle West Capital Corp.	544,382
31,623	TECO Energy, Inc.	522,728
22,115	Xcel Energy, Inc.	617,451
		8,966,947
	Total Common Stocks (Cost $153,885,839)	168,593,444

Principal Amount
	U.S. Government & Agency Securities (a) — 0.1%
	Federal Home Loan Bank
$103,047	0.00%, due 09/03/13	103,047
	Federal National Mortgage Association
11,953	0.01%, due 09/03/13	11,953
	Total U.S. Government & Agency Securities (Cost $115,000)	115,000
	Repurchase Agreements (a)(b) — 0.4%
654,595	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $654,596	654,595
	Total Repurchase Agreements (Cost $654,595)	654,595

	Total Investment Securities (Cost $154,655,434) — 95.3%	169,363,039
	Other assets less liabilities — 4.7%	8,364,662
	Net Assets — 100.0%	$177,727,701

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,613,095.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,701,123
Aggregate gross unrealized depreciation	(2,197,968)
Net unrealized appreciation	$14,503,155
Federal income tax cost of investments	$154,859,884

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (short portion)	$(14,456,542)	$(10,179)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (long portion)	16,666,575	4,320,463

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (short portion)	(39,039,866)	(16,735)

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (long portion)	45,951,348	3,780,612

		$8,074,161

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.2%
	Consumer Discretionary — 24.4%

2,062	Arbitron, Inc.	$97,038
6,778	Belo Corp., Class A	95,841
2,687	Cooper Tire & Rubber Co.	85,796
7,730	OfficeMax, Inc.	84,025
2,223	rue21, Inc.*	90,810
5,825	Saks, Inc.*	92,792
4,075	SHFL Entertainment, Inc.*	92,788
2,270	Steinway Musical Instruments, Inc.*	91,390
7,188	Stewart Enterprises, Inc., Class A	94,019
3,817	WMS Industries, Inc.*	98,097
		922,596
	Consumer Staples — 12.3%

5,802	DE Master Blenders 1753 N.V.*	94,561
7,478	Dole Food Co., Inc.*	102,598
7,371	GrainCorp Ltd., Class A	81,668
1,640	Shoppers Drug Mart Corp.	91,631
2,795	Smithfield Foods, Inc.*	93,716
		464,174
	Energy — 2.2%

2,031	Berry Petroleum Co., Class A	83,576

	Financials — 17.9%

7,760	CapitalSource, Inc.	89,628
10,917	CapLease, Inc. (REIT)	92,904
3,989	Colonial Properties Trust (REIT)	88,117
3,931	CommonWealth REIT (REIT)	96,506
2,080	GSW Immobilien AG	90,413
3,009	NYSE Euronext	125,776
4,385	Taylor Capital Group, Inc.*	92,787
		676,131
	Health Care — 14.9%

6,070	Elan Corp. PLC*	91,605
1,275	Life Technologies Corp.*	94,873
755	Onyx Pharmaceuticals, Inc.*	93,303
6,575	Trius Therapeutics, Inc.*	89,880
4,439	Vanguard Health Systems, Inc.*	92,997
4,750	Warner Chilcott PLC, Class A	101,887
		564,545
	Industrials — 5.4%

54,791	Gemina S.p.A.*	108,443
12,375	Invensys PLC	93,589
		202,032
	Information Technology — 10.1%

9,005	Compuware Corp.	96,083
7,032	Dell, Inc.	96,831
9,835	Intermec, Inc.*	97,071
1,230	Sourcefire, Inc.*	92,816
		382,801
	Telecommunication Services — 4.5%

30,300	Koninklijke KPN N.V.*	88,297
5,484	Leap Wireless International, Inc.*	83,247
		171,544
	Utilities — 2.5%

3,949	NV Energy, Inc.	92,604

	Total Common Stocks (Cost $3,567,137)	3,560,003

Principal Amount
	U.S. Government & Agency Securities (a) — 0.7%
	Federal Home Loan Bank
$24,681	0.00%, due 09/03/13	24,681
	Federal National Mortgage Association
2,863	0.01%, due 09/03/13	2,863
	Total U.S. Government & Agency Securities (Cost $27,544)	27,544

	Repurchase Agreements (a)(b) — 12.0%
452,785	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $452,786	452,785
	Total Repurchase Agreements (Cost $452,785)	452,785

	Total Investment Securities (Cost $4,047,466) — 106.9%	4,040,332
	Liabilities in excess of other assets — (6.9%)	(262,191)
	Net Assets — 100.0%	$3,778,141

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $300,005.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,499
Aggregate gross unrealized depreciation	(75,721)
Net unrealized depreciation	$(8,222)
Federal income tax cost of investments	$4,048,554

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2013:

Sell Contracts

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Market Value	Net Unrealized Appreciation
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	09/06/13	110,000	$98,926	$97,958	$968
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	09/06/13	63,000	60,408	59,718	690
U.S. Dollar vs. Euro	Goldman Sachs & Co.	09/06/13	232,000	308,708	305,917	2,791
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	09/06/13	75,000	116,337	116,016	321
						$4,770

Swap Agreements

Merger ETF had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (short exposure to Acquirers)	$(1,121,448)	$(251,586)

Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (long exposure to Targets)	782,880	3,022

		$(248,564)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.4%
	Consumer Discretionary — 9.5%

12,792	Best Buy Co., Inc.	$460,512
3,239	Big Lots, Inc.*	114,725
8,708	Cablevision Systems Corp., Class A	154,393
8,620	Caesars Entertainment Corp.*	185,071
2,893	Carnival Corp.	104,408
1,124	CST Brands, Inc.*	33,158
32,570	Ford Motor Co.	527,308
5,788	GameStop Corp., Class A	290,616
6,414	Gannett Co., Inc.	154,513
11,072	General Motors Co.*	377,334
13,664	Goodyear Tire & Rubber Co. (The)*	274,920
10,170	J.C. Penney Co., Inc.*	126,922
4,714	Johnson Controls, Inc.	191,058
2,981	Kohl’s Corp.	152,955
6,497	Liberty Interactive Corp., Class A*	146,702
3,196	Lowe’s Cos., Inc.	146,441
3,585	Macy’s, Inc.	159,282
9,747	MGM Resorts International*	172,424
35,940	Office Depot, Inc.*	150,589
9,061	OfficeMax, Inc.	98,493
31,734	RadioShack Corp.*	103,770
7,029	Regal Entertainment Group, Class A	125,749
3,419	Sears Holdings Corp.*	151,257
15,674	Staples, Inc.	218,025
3,749	Target Corp.	237,349
1,412	Time Warner Cable, Inc.	151,578
4,603	Time Warner, Inc.	278,620
2,351	TRW Automotive Holdings Corp.*	162,384
1,149	Whirlpool Corp.	147,819
		5,598,375
	Consumer Staples — 8.6%

9,503	Altria Group, Inc.	321,962
9,789	Archer-Daniels-Midland Co.	344,671
7,958	Avon Products, Inc.	157,330
3,128	Bunge Ltd.	237,040
4,164	CVS Caremark Corp.	241,720
5,343	Dean Foods Co.*	102,372
5,660	Hillshire Brands Co. (The)	182,874
2,729	Kraft Foods Group, Inc.	141,280
9,838	Kroger Co. (The)	360,071
3,234	Lorillard, Inc.	136,798
5,212	Mondelez International, Inc., Class A	159,852
5,368	Pantry, Inc. (The)*	61,249
2,958	Reynolds American, Inc.	140,889
105,586	Rite Aid Corp.*	365,327
11,451	Safeway, Inc.	296,581
6,088	Smithfield Foods, Inc.*	204,131
67,800	SUPERVALU, Inc.*	486,126
6,107	Sysco Corp.	195,546
6,646	Tyson Foods, Inc., Class A	192,402
4,262	Walgreen Co.	204,874
5,113	Wal-Mart Stores, Inc.	373,147
2,727	WhiteWave Foods Co., Class A*	52,140
3,885	WhiteWave Foods Co., Class B*	73,621
		5,032,003
	Energy — 10.5%

30,402	Alpha Natural Resources, Inc.*	184,844
44,276	Arch Coal, Inc.	197,914
14,829	Chesapeake Energy Corp.	382,736
6,104	Chevron Corp.	735,105
14,461	ConocoPhillips	958,764
4,659	Devon Energy Corp.	265,982
2,994	Diamond Offshore Drilling, Inc.	191,706
2,739	Exxon Mobil Corp.	238,731
4,415	Hess Corp.	330,463
13,823	Marathon Oil Corp.	475,926
4,279	Murphy Oil Corp.	288,490
8,405	Phillips 66	479,925
2,559	SEACOR Holdings, Inc.	212,602
3,129	Tesoro Corp.	144,216
10,117	Valero Energy Corp.	359,457
19,980	Weatherford International Ltd.*	297,902
2,891	World Fuel Services Corp.	110,292
17,273	WPX Energy, Inc.*	322,314
		6,177,369
	Financials — 19.9%

4,331	Allstate Corp. (The)	207,541
6,105	American International Group, Inc.*	283,638
772	American National Insurance Co.	81,037
17,008	Annaly Capital Management, Inc. (REIT)	198,483
4,187	Assurant, Inc.	222,078
88,147	Bank of America Corp.	1,244,636
5,071	Bank of New York Mellon Corp. (The)	150,812
6,660	BB&T Corp.	226,174
10,641	Brandywine Realty Trust (REIT)	136,418
2,432	Capital One Financial Corp.	156,986
17,614	CapitalSource, Inc.	203,442
16,253	Citigroup, Inc.	785,507
16,320	CNO Financial Group, Inc.	221,789
8,096	CommonWealth REIT (REIT)	198,757
9,376	Fifth Third Bancorp	171,487
9,054	FirstMerit Corp.	191,583
28,335	Genworth Financial, Inc., Class A*	334,353
1,425	Goldman Sachs Group, Inc. (The)	216,785
3,524	Hanover Insurance Group, Inc. (The)	187,723
15,257	Hartford Financial Services Group, Inc.	451,607
16,789	Hudson City Bancorp, Inc.	154,291
9,337	Interactive Brokers Group, Inc., Class A	156,675
13,069	iStar Financial, Inc. (REIT)*	144,804
12,938	JPMorgan Chase & Co.	653,757
4,952	Kemper Corp.	168,120
17,824	KeyCorp	208,006
6,690	Lincoln National Corp.	281,248
3,487	Loews Corp.	155,032
8,984	MetLife, Inc.	414,971
11,256	Morgan Stanley	289,955
11,563	New York Community Bancorp, Inc.	169,398
7,096	PHH Corp.*	148,093
2,937	PNC Financial Services Group, Inc. (The)	212,257
4,300	Primerica, Inc.	159,659
4,039	Principal Financial Group, Inc.	165,276
4,120	Protective Life Corp.	172,175
5,617	Prudential Financial, Inc.	420,601
28,621	Regions Financial Corp.	269,037
3,832	StanCorp Financial Group, Inc.	200,490
9,134	SunTrust Banks, Inc.	292,471
9,832	Symetra Financial Corp.	169,799
4,171	Travelers Cos., Inc. (The)	333,263
6,563	Unum Group	193,805

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,205	Weyerhaeuser Co. (REIT)	$306,793
		11,710,812
	Health Care — 9.7%

5,442	Aetna, Inc.	344,968
5,345	AmerisourceBergen Corp.	304,237
27,893	Boston Scientific Corp.*	295,108
6,848	Bristol-Myers Squibb Co.	285,493
7,011	Cardinal Health, Inc.	352,513
4,183	Community Health Systems, Inc.	164,225
3,910	Eli Lilly & Co.	200,974
7,708	HCA Holdings, Inc.	294,369
17,128	Health Management Associates, Inc., Class A*	220,266
5,464	Health Net, Inc.*	164,904
2,753	Humana, Inc.	253,496
2,653	Johnson & Johnson	229,246
10,565	Kindred Healthcare, Inc.	155,306
2,687	McKesson Corp.	326,229
6,453	Merck & Co., Inc.	305,162
18,695	Pfizer, Inc.	527,386
1,895	Thermo Fisher Scientific, Inc.	168,333
4,876	UnitedHealth Group, Inc.	349,804
12,005	Warner Chilcott PLC, Class A	257,507
5,709	WellPoint, Inc.	486,064
		5,685,590
	Industrials — 10.9%

3,355	AECOM Technology Corp.*	97,731
1,644	Armstrong World Industries, Inc.*	79,833
6,912	Avis Budget Group, Inc.*	185,034
3,324	Con-way, Inc.	138,278
9,715	Exelis, Inc.	142,908
4,146	General Cable Corp.	126,577
3,516	General Dynamics Corp.	292,707
27,378	General Electric Co.	633,527
7,425	Hertz Global Holdings, Inc.*	178,423
2,088	Honeywell International, Inc.	166,142
2,088	Huntington Ingalls Industries, Inc.	132,212
5,485	ITT Corp.	180,182
20,167	JetBlue Airways Corp.*	124,027
2,494	L-3 Communications Holdings, Inc.	225,283
2,622	Lockheed Martin Corp.	320,985
2,665	Manpowergroup, Inc.	172,825
4,219	Matson, Inc.	112,352
4,423	Navistar International Corp.*	151,576
1,817	Norfolk Southern Corp.	131,115
4,256	Northrop Grumman Corp.	392,701
10,950	Pitney Bowes, Inc.	178,704
19,710	R.R. Donnelley & Sons Co.	328,763
3,872	Raytheon Co.	291,988
3,349	Republic Services, Inc.	108,876
2,197	Ryder System, Inc.	122,175
7,713	SkyWest, Inc.	99,421
3,404	Textron, Inc.	91,704
6,594	Tutor Perini Corp.*	126,473
7,435	Tyco International Ltd.	245,652
3,736	United Continental Holdings, Inc.*	106,327
2,788	United Stationers, Inc.	110,795
3,262	URS Corp.	161,534
8,378	US Airways Group, Inc.*	135,388
6,613	UTi Worldwide, Inc.	109,181
5,140	Waste Management, Inc.	207,862
		6,409,261
	Information Technology — 9.7%

45,657	Advanced Micro Devices, Inc.*	149,298
3,368	AOL, Inc.*	110,908
11,587	Applied Materials, Inc.	173,921
4,613	Arrow Electronics, Inc.*	214,136
4,692	Avnet, Inc.*	180,924
3,179	Computer Sciences Corp.	159,427
4,937	CoreLogic, Inc.*	126,881
18,855	Dell, Inc.	259,633
4,202	First Solar, Inc.*	154,297
29,356	Flextronics International Ltd.*	263,617
24,421	Hewlett-Packard Co.	545,565
12,783	Ingram Micro, Inc., Class A*	282,504
20,811	Intel Corp.	457,426
6,119	Jabil Circuit, Inc.	139,636
4,362	Lexmark International, Inc., Class A	149,006
20,804	Micron Technology, Inc.*	282,310
12,687	Microsoft Corp.	423,746
11,019	SAIC, Inc.	166,056
9,445	Sanmina Corp.*	153,670
3,956	Symantec Corp.	101,313
2,492	SYNNEX Corp.*	118,395
3,598	TE Connectivity Ltd.	176,302
3,413	Tech Data Corp.*	167,783
4,186	Texas Instruments, Inc.	159,905
4,472	Unisys Corp.*	112,516
7,728	Vishay Intertechnology, Inc.*	94,668
2,412	Western Digital Corp.	149,544
24,352	Xerox Corp.	243,033
		5,716,420
	Materials — 3.0%

25,311	AK Steel Holding Corp.*	85,045
26,559	Alcoa, Inc.	204,504
4,100	Cliffs Natural Resources, Inc.	85,567
5,250	Commercial Metals Co.	78,120
7,165	Dow Chemical Co. (The)	267,971
1,945	E.I. du Pont de Nemours & Co.	110,126
6,104	Freeport-McMoRan Copper & Gold, Inc.	184,463
2,904	International Paper Co.	137,098
2,506	MeadWestvaco Corp.	89,840
2,117	Newmont Mining Corp.	67,257
3,356	Nucor Corp.	152,664
4,095	Owens-Illinois, Inc.*	116,257
5,614	Steel Dynamics, Inc.	85,670
7,058	United States Steel Corp.	126,338
		1,790,920
	Telecommunication Services — 4.3%

23,179	AT&T, Inc.	784,146
70,161	Frontier Communications Corp.	303,797
61,705	NII Holdings, Inc.*	368,996
14,763	Sprint Corp.*	99,060
15,262	Verizon Communications, Inc.	723,113
27,784	Windstream Corp.	224,217
		2,503,329
	Utilities — 4.3%

22,547	AES Corp. (The)	286,572
6,697	Ameren Corp.	226,426
5,245	Avista Corp.	137,786
4,061	Entergy Corp.	256,777

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,458	Exelon Corp.	$288,374
5,902	FirstEnergy Corp.	221,148
2,997	New Jersey Resources Corp.	129,111
7,823	NRG Energy, Inc.	205,354
8,684	Pepco Holdings, Inc.	164,475
3,640	PG&E Corp.	150,550
6,494	PNM Resources, Inc.	142,283
6,181	Public Service Enterprise Group, Inc.	200,388
2,835	UNS Energy Corp.	129,645
		2,538,889
	Total Common Stocks (Cost $53,148,396)	53,162,968

Principal Amount
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Home Loan Bank
$1,009,988	0.00%, due 09/03/13	1,009,988
	Federal National Mortgage Association
117,159	0.01%, due 09/03/13	117,159
	Total U.S. Government & Agency Securities (Cost $1,127,147)	1,127,147

	Repurchase Agreements (a)(b) — 10.8%
6,335,842	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $6,335,869	6,335,842
	Total Repurchase Agreements (Cost $6,335,842)	6,335,842

	Total Investment Securities (Cost $60,611,385) — 103.1%	60,625,957
	Liabilities in excess of other assets — (3.1%)	(1,808,224)
	Net Assets — 100.0%	$58,817,733

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,287,631.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,363,354
Aggregate gross unrealized depreciation	(1,389,359)
Net unrealized depreciation	$(26,005)
Federal income tax cost of investments	$60,651,962

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (short portion)	$(59,750,713)	$(2,192,427)

Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (long portion)	5,513,623	329,039

		$(1,863,388)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.6%
	Federal Home Loan Bank
$199,420,584	0.00%, due 09/03/13	$199,420,584
	Federal National Mortgage Association
23,132,762	0.01%, due 09/03/13	23,132,762
	U.S. Treasury Bills
80,000,000	0.00%, due 09/26/13	79,998,222
10,000,000	0.00%, due 12/12/13	9,999,292
100,000,000	0.00%, due 12/19/13	99,993,944
130,000,000	0.00%, due 12/26/13	129,983,502
100,000,000	0.00%, due 01/02/14	99,992,142
100,000,000	0.00%, due 01/09/14	99,990,250
63,000,000	0.00%, due 02/27/14	62,984,181
	Total U.S. Government & Agency Securities (Cost $805,494,879)	805,494,879

	Repurchase Agreements (a)(b) — 58.9%
1,260,907,932	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,260,913,359	1,260,907,932
	Total Repurchase Agreements (Cost $1,260,907,932)	1,260,907,932

	Total Investment Securities (Cost $2,066,402,811) † — 96.5%	2,066,402,811
	Other assets less liabilities — 3.5%	74,698,478
	Net Assets — 100.0%	$2,141,101,289

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $144,597,085.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,225	09/20/13	$344,284,688	$5,719,108

Cash collateral in the amount of $14,633,889 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	$(138,467,770)	$1,893,850

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	(417,511,865)	14,542,526

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(147,075,915)	5,503,985

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(421,229,306)	14,980,912

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(111,057,512)	3,991,990

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	(109,516,854)	4,097,213

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(432,159,093)	16,230,016

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(14,109,114)	523,996

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(5,708,829)	(1,329,135)

		$60,435,353

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.5%
	Federal Home Loan Bank
$12,578,653	0.00%, due 09/03/13	$12,578,653
	Federal National Mortgage Association
1,459,122	0.01%, due 09/03/13	1,459,122
	U.S. Treasury Bills
5,000,000	0.00%, due 09/26/13	4,999,844
80,000,000	0.00%, due 02/27/14	79,977,525
	Total U.S. Government & Agency Securities (Cost $99,015,144)	99,015,144

	Repurchase Agreements (a)(b) — 51.7%
99,384,241	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $99,384,671	99,384,241
	Total Repurchase Agreements (Cost $99,384,241)	99,384,241

	Total Investment Securities (Cost $198,399,385) † — 103.2%	198,399,385
	Liabilities in excess of other assets — (3.2%)	(6,075,684)
	Net Assets — 100.0%	$192,323,701

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $25,975,933.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	204	09/20/13	$12,537,840	$52,187

Cash collateral in the amount of $390,225 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(23,420,234)	$324,261

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(37,312,436)	(5,355,122)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(3,410,048)	24,485

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(43,700,068)	630,644

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	(18,400,294)	248,621

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(26,367,041)	(6,268,821)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(24,145,574)	(8,117,425)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(3,060,369)	(411,517)

		$(18,924,874)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.4%
	Federal Home Loan Bank
$18,837,312	0.00%, due 09/03/13	$18,837,312
	Federal National Mortgage Association
2,185,126	0.01%, due 09/03/13	2,185,126
	U.S. Treasury Bills
15,000,000	0.00%, due 09/26/13	14,999,621
5,000,000	0.00%, due 10/10/13	4,999,767
3,000,000	0.00%, due 12/26/13	2,999,628
140,000,000	0.00%, due 02/27/14	139,960,869
	Total U.S. Government & Agency Securities (Cost $183,982,323)	183,982,323

	Repurchase Agreements (a)(b) — 44.6%
140,659,799	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $140,660,408	140,659,799
	Total Repurchase Agreements (Cost $140,659,799)	140,659,799

	Total Investment Securities (Cost $324,642,122) † — 103.0%	324,642,122
	Liabilities in excess of other assets — (3.0%)	(9,528,357)
	Net Assets — 100.0%	$315,113,765

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $38,931,442.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	650	09/20/13	$48,061,000	$1,302,070

Cash collateral in the amount of $1,764,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(18,418,131)	$614,702

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(91,810,074)	(14,241,171)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(16,051,370)	803,145

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(25,082,711)	940,793

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(62,514,200)	(7,669,940)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(39,945,835)	(5,182,438)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(13,372,052)	(1,008,909)

		$(25,743,818)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.5%
	Federal Home Loan Bank
$1,884,765	0.00%, due 09/03/13	$1,884,765
	Federal National Mortgage Association
218,632	0.01%, due 09/03/13	218,632
	U.S. Treasury Bills
3,000,000	0.00%, due 09/26/13	2,999,912
7,000,000	0.00%, due 01/02/14	6,999,402
	Total U.S. Government & Agency Securities (Cost $12,102,711)	12,102,711

	Repurchase Agreements (a)(b) — 47.9%
12,205,638	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $12,205,692	12,205,638
	Total Repurchase Agreements (Cost $12,205,638)	12,205,638

	Total Investment Securities (Cost $24,308,349) † — 95.4%	24,308,349
	Other assets less liabilities — 4.6%	1,161,720
	Net Assets — 100.0%	$25,470,069

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,552,422.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	38	09/20/13	$4,489,700	$117,446

Cash collateral in the amount of $142,902 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(6,077,246)	$291,706

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(5,719,261)	263,158

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(3,472,556)	158,439

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(1,360,622)	62,399

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(4,327,797)	183,815

		$959,517

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.2%
	Federal Home Loan Bank
$36,285,642	0.00%, due 09/03/13	$36,285,642
	Federal National Mortgage Association
4,209,130	0.01%, due 09/03/13	4,209,130
	U.S. Treasury Bills
40,000,000	0.00%, due 09/26/13	39,998,785
45,000,000	0.00%, due 10/10/13	44,997,172
80,000,000	0.00%, due 11/07/13	79,997,022
5,000,000	0.00%, due 11/29/13	4,999,382
23,000,000	0.00%, due 12/12/13	22,997,296
50,000,000	0.00%, due 12/19/13	49,996,140
30,000,000	0.00%, due 12/26/13	29,996,278
	Total U.S. Government & Agency Securities (Cost $313,476,847)	313,476,847

	Repurchase Agreements (a)(b) — 46.4%
263,706,349	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $263,707,489	263,706,349
	Total Repurchase Agreements (Cost $263,706,349)	263,706,349

	Total Investment Securities (Cost $577,183,196) † — 101.6%	577,183,196
	Liabilities in excess of other assets — (1.6%)	(9,241,538)
	Net Assets — 100.0%	$567,941,658

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $92,095,915.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	825	09/20/13	$83,242,500	$2,348,362

Cash collateral in the amount of $3,617,159 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(70,675,017)	$801,071

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(114,642,419)	(22,289,386)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(21,760,619)	548,867

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(72,991,035)	2,658,211

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(96,094,694)	1,410,137

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(80,064,388)	(24,198,870)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(11,287,961)	(5,682,102)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(1,378,206)	(688,275)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	(15,861,467)	(1,453,194)

		$(48,893,541)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.3%
	Federal Home Loan Bank
$2,092,292	0.00%, due 09/03/13	$2,092,292
	Federal National Mortgage Association
242,706	0.01%, due 09/03/13	242,706
	U.S. Treasury Bill
3,000,000	0.00%, due 11/29/13	2,999,629
	Total U.S. Government & Agency Securities (Cost $5,334,627)	5,334,627

	Repurchase Agreements (a)(b) — 63.3%
14,501,567	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $14,501,629	14,501,567
	Total Repurchase Agreements (Cost $14,501,567)	14,501,567

	Total Investment Securities (Cost $19,836,194) † — 86.6%	19,836,194
	Other assets less liabilities — 13.4%	3,074,309
	Net Assets — 100.0%	$22,910,503

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,712,699.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P SmallCap 600® Index	$(5,099,276)	$179,412

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	(2,382,083)	43,740

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(1,711,751)	46,385

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(9,122,088)	131,549

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	(2,203,998)	74,170

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(2,361,252)	80,421

		$555,677

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.9%
	Federal Home Loan Bank
$76,819	0.00%, due 09/03/13	$76,819
	Federal National Mortgage Association
8,911	0.01%, due 09/03/13	8,911
	Total U.S. Government & Agency Securities (Cost $85,730)	85,730

	Repurchase Agreements (a)(b) — 113.3%
1,092,303	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,092,307	1,092,303
	Total Repurchase Agreements (Cost $1,092,303)	1,092,303

	Total Investment Securities (Cost $1,178,033) † — 122.2%	1,178,033
	Liabilities in excess of other assets — (22.2%)	(213,898)
	Net Assets — 100.0%	$964,135

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $616,775.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	$(95,647)	$(8,489)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(406,161)	11,356

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	(364,683)	5,080

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	(976,347)	(93,182)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(60,324)	(34,262)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 Index Fund	(25,135)	(93,288)

		$(212,785)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.1%
	Federal Home Loan Bank
$109,249,078	0.00%, due 09/03/13	$109,249,078
	Federal National Mortgage Association
12,672,879	0.01%, due 09/03/13	12,672,879
	U.S. Treasury Bills
170,000,000	0.00%, due 09/26/13	169,995,667
110,000,000	0.00%, due 10/10/13	109,993,619
90,000,000	0.00%, due 12/12/13	89,992,690
100,000,000	0.00%, due 12/19/13	99,993,945
100,000,000	0.00%, due 12/26/13	99,987,111
200,000,000	0.00%, due 01/09/14	199,976,528
200,000,000	0.00%, due 01/16/14	199,980,972
200,000,000	0.00%, due 02/27/14	199,944,808
	Total U.S. Government & Agency Securities (Cost $1,291,787,297)	1,291,787,297

	Repurchase Agreements (a)(b) — 38.5%
776,913,379	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $776,916,734	776,913,379
	Total Repurchase Agreements (Cost $776,913,379)	776,913,379

	Total Investment Securities (Cost $2,068,700,676) † — 102.6%	2,068,700,676
	Liabilities in excess of other assets — (2.6%)	(53,369,901)
	Net Assets — 100.0%	$2,015,330,775

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $527,158,952.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,729	09/20/13	$385,354,388	$10,276,454

Cash collateral in the amount of $16,736,016 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	$(132,287,334)	$1,660,661

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	(262,120,061)	11,664,496

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(65,613,687)	2,455,444

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(399,312,070)	14,214,420

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(138,011,459)	5,552,485

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	(93,480,801)	3,497,277

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(385,963,072)	14,945,855

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(37,015,883)	1,374,728

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(454,763,325)	(46,380,555)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(1,676,827,720)	(107,957,703)

		$(98,972,892)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.7%
	Federal Home Loan Bank
$25,590,530	0.00%, due 09/03/13	$25,590,530
	Federal National Mortgage Association
2,968,498	0.01%, due 09/03/13	2,968,498
	U.S. Treasury Bills
23,138,000	0.00%, due 09/26/13	23,137,305
48,909,000	0.00%, due 10/10/13	48,905,927
30,000,000	0.00%, due 11/29/13	29,998,517
10,000,000	0.00%, due 12/12/13	9,998,824
6,000,000	0.00%, due 12/26/13	5,999,323
20,000,000	0.00%, due 01/16/14	19,998,097
110,000,000	0.00%, due 02/27/14	109,969,446
	Total U.S. Government & Agency Securities (Cost $276,566,467)	276,566,467

	Repurchase Agreements (a)(b) — 45.5%
200,927,886	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $200,928,755	200,927,886
	Total Repurchase Agreements (Cost $200,927,886)	200,927,886

	Total Investment Securities (Cost $477,494,353) † — 108.2%	477,494,353
	Liabilities in excess of other assets — (8.2%)	(36,255,217)
	Net Assets — 100.0%	$441,239,136

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $135,757,918.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	724	09/20/13	$44,497,040	$512,032

Cash collateral in the amount of $1,646,039 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(85,488,487)	$621,986

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(133,245,917)	(29,592,299)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(13,943,371)	(72,242)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(53,015,295)	183,459

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	(3,353,201)	45,308

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(95,510,408)	(3,612,190)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(5,559,883)	(15,468,203)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(66,260,453)	(7,529,435)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(353,438,545)	(23,997,073)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(28,190,826)	(4,308,987)

		$(83,729,676)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.5%
	Federal Home Loan Bank
$19,842,065	0.00%, due 09/03/13	$19,842,065
	Federal National Mortgage Association
2,301,677	0.01%, due 09/03/13	2,301,677
	U.S. Treasury Bills
19,000,000	0.00%, due 09/26/13	18,999,438
41,021,000	0.00%, due 10/10/13	41,018,439
35,000,000	0.00%, due 11/07/13	34,998,697
50,000,000	0.00%, due 01/09/14	49,994,132
	Total U.S. Government & Agency Securities (Cost $167,154,448)	167,154,448

	Repurchase Agreements (a)(b) — 52.8%
151,102,410	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $151,103,063	151,102,410
	Total Repurchase Agreements (Cost $151,102,410)	151,102,410

	Total Investment Securities (Cost $318,256,858) † — 111.3%	318,256,858
	Liabilities in excess of other assets — (11.3%)	(32,396,564)
	Net Assets — 100.0%	$285,860,294

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $83,543,275.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	741	09/20/13	$54,789,540	$1,593,542

Cash collateral in the amount of $2,072,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(38,578,458)	$951,703

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(76,234,901)	(12,433,893)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(15,713,650)	568,276

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(24,673,043)	1,099,395

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(58,813,696)	(8,008,187)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(12,351,799)	(2,568,314)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(127,929,636)	(9,621,839)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(162,758,247)	(6,959,624)

		$(36,972,483)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.0%
	Federal Home Loan Bank
$1,164,573	0.00%, due 09/03/13	$1,164,573
	Federal National Mortgage Association
135,090	0.01%, due 09/03/13	135,090
	U.S. Treasury Bills
1,000,000	0.00%, due 09/26/13	999,970
5,000,000	0.00%, due 01/02/14	4,999,573
	Total U.S. Government & Agency Securities (Cost $7,299,206)	7,299,206

	Repurchase Agreements (a)(b) — 61.4%
9,968,257	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $9,968,300	9,968,257
	Total Repurchase Agreements (Cost $9,968,257)	9,968,257

	Total Investment Securities (Cost $17,267,463) † — 106.4%	17,267,463
	Liabilities in excess of other assets — (6.4%)	(1,035,387)
	Net Assets — 100.0%	$16,232,076

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $3,390,235.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	21	09/20/13	$2,481,150	$85,375

Cash collateral in the amount of $92,915 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	$(992,541)	$7,048

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	(4,782,384)	220,826

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(863,770)	39,610

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(2,630,847)	118,195

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(840,564)	38,549

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(2,047,964)	92,825

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	(17,825,142)	(1,664,250)

		$(1,147,197)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.7%
	Federal Home Loan Bank
$23,599,675	0.00%, due 09/03/13	$23,599,675
	Federal National Mortgage Association
2,737,559	0.01%, due 09/03/13	2,737,559
	U.S. Treasury Bills
15,000,000	0.00%, due 09/26/13	14,999,531
15,000,000	0.00%, due 10/10/13	14,999,057
7,000,000	0.00%, due 11/29/13	6,999,135
7,000,000	0.00%, due 12/26/13	6,999,132
50,000,000	0.00%, due 01/16/14	49,995,243
20,000,000	0.00%, due 02/27/14	19,994,978
	Total U.S. Government & Agency Securities (Cost $140,324,310)	140,324,310

	Repurchase Agreements (a)(b) — 63.7%
200,337,218	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $200,338,087	200,337,218
	Total Repurchase Agreements (Cost $200,337,218)	200,337,218

	Total Investment Securities (Cost $340,661,528) † — 108.4%	340,661,528
	Liabilities in excess of other assets — (8.4%)	(26,308,673)
	Net Assets — 100.0%	$314,352,855

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $59,913,691.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	456	09/20/13	$46,010,400	$988,566

Cash collateral in the amount of $1,444,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(74,646,275)	$1,658,682

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(12,821,828)	(1,189,089)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(16,537,874)	324,211

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(14,660,893)	501,194

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(289,015,400)	9,761,641

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(158,280,118)	(850,670)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(11,600,216)	(29,495,590)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(2,298,146)	(8,429,113)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	(2,829,685)	1,044,165

		$(26,674,569)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.5%
	Federal Home Loan Bank
$503,014	0.00%, due 09/03/13	$503,014
	Federal National Mortgage Association
58,350	0.01%, due 09/03/13	58,350
	U.S. Treasury Bill
1,000,000	0.00%, due 10/10/13	999,938
	Total U.S. Government & Agency Securities (Cost $1,561,302)	1,561,302

	Repurchase Agreements (a)(b) — 87.3%
4,629,470	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,629,491	4,629,470
	Total Repurchase Agreements (Cost $4,629,470)	4,629,470

	Total Investment Securities (Cost $6,190,772) † — 116.8%	6,190,772
	Liabilities in excess of other assets — (16.8%)	(888,483)
	Net Assets — 100.0%	$5,302,289

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,758,675.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(1,254,359)	$50,191

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(392,075)	13,125

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(2,382,254)	37,449

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	(51,066)	1,719

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(957,836)	32,196

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	(5,564,686)	(1,017,976)

		$(883,296)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.4%
	Federal Home Loan Bank
$23,640,589	0.00%, due 09/03/13	$23,640,589
	Federal National Mortgage Association
2,742,306	0.01%, due 09/03/13	2,742,306
	U.S. Treasury Bills
75,000,000	0.00%, due 09/26/13	74,997,858
50,000,000	0.00%, due 10/10/13	49,997,183
50,000,000	0.00%, due 11/07/13	49,998,139
42,000,000	0.00%, due 11/29/13	41,997,404
100,000,000	0.00%, due 01/09/14	99,988,264
	Total U.S. Government & Agency Securities (Cost $343,361,743)	343,361,743

	Repurchase Agreements (a)(b) — 48.8%
296,944,298	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $296,945,594	296,944,298
	Total Repurchase Agreements (Cost $296,944,298)	296,944,298

	Total Investment Securities (Cost $640,306,041) † — 105.2%	640,306,041
	Liabilities in excess of other assets — (5.2%)	(31,516,835)
	Net Assets — 100.0%	$608,789,206

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $274,632,106.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,872	09/20/13	$152,544,600	$4,986,272

Cash collateral in the amount of $6,874,923 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	$(59,573,432)	$1,492,200

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	(39,569,985)	3,090,467

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(20,744,139)	776,302

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(112,092,281)	3,133,338

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(27,339,763)	(23,397,750)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	(17,758,385)	664,371

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(91,907,129)	2,999,143

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(7,234,194)	268,670

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(437,954,862)	(36,727,385)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(859,694,734)	(51,354,173)

		$(99,054,817)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.9%
	Federal Home Loan Bank
$10,758,305	0.00%, due 09/03/13	$10,758,305
	Federal National Mortgage Association
1,247,962	0.01%, due 09/03/13	1,247,962
	U.S. Treasury Bills
5,000,000	0.00%, due 09/26/13	4,999,861
36,000,000	0.00%, due 10/10/13	35,997,961
20,000,000	0.00%, due 11/07/13	19,999,255
10,000,000	0.00%, due 11/29/13	9,999,506
15,000,000	0.00%, due 12/12/13	14,997,875
5,000,000	0.00%, due 12/26/13	4,999,436
40,000,000	0.00%, due 02/27/14	39,988,763
	Total U.S. Government & Agency Securities (Cost $142,988,924)	142,988,924

	Repurchase Agreements (a)(b) — 38.6%
89,174,984	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $89,175,370	89,174,984
	Total Repurchase Agreements (Cost $89,174,984)	89,174,984

	Total Investment Securities (Cost $232,163,908) † — 100.5%	232,163,908
	Liabilities in excess of other assets — (0.5%)	(1,044,593)
	Net Assets — 100.0%	$231,119,315

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $88,981,499.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	703	09/20/13	$43,206,380	$642,563

Cash collateral in the amount of $1,598,739 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(37,692,709)	$328,842

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(37,556,656)	(9,501,219)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(2,591,222)	(76,973)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(29,126,299)	258,419

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	(5,136,211)	69,399

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(51,394,881)	(5,959,570)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(6,225,280)	(1,327,005)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(1,799,196)	(3,912,594)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(464,728,813)	(31,280,990)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(13,953,211)	(862,441)

		$(52,264,132)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.5%
	Federal Home Loan Bank
$7,978,752	0.00%, due 09/03/13	$7,978,752
	Federal National Mortgage Association
925,534	0.01%, due 09/03/13	925,534
	U.S. Treasury Bills
13,000,000	0.00%, due 09/26/13	12,999,616
1,296,000	0.00%, due 10/10/13	1,295,940
30,000,000	0.00%, due 01/02/14	29,997,642
	Total U.S. Government & Agency Securities (Cost $53,197,484)	53,197,484

	Repurchase Agreements (a)(b) — 58.5%
66,826,478	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $66,826,769	66,826,478
	Total Repurchase Agreements (Cost $66,826,478)	66,826,478

	Total Investment Securities (Cost $120,023,962) † — 105.0%	120,023,962
	Liabilities in excess of other assets — (5.0%)	(5,754,280)
	Net Assets — 100.0%	$114,269,682

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $26,417,749.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	384	09/20/13	$28,392,960	$1,148,622

Cash collateral in the amount of $1,075,200 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(29,761,392)	$461,250

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(5,361,466)	(146,080)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(2,199,849)	104,334

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(2,635,406)	294,287

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial AverageSM Index	(114,142,067)	4,201,580

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(126,115,699)	3,208,708

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(4,983,225)	(562,098)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(3,003,522)	(9,676,537)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(26,278,106)	(4,680,533)

		$(6,795,089)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.5%
	Federal Home Loan Bank
$701,737	0.00%, due 09/03/13	$701,737
	Federal National Mortgage Association
81,401	0.01%, due 09/03/13	81,401
	Total U.S. Government & Agency Securities (Cost $783,138)	783,138

	Repurchase Agreements (a)(b) — 68.3%
4,667,030	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,667,049	4,667,030
	Total Repurchase Agreements (Cost $4,667,030)	4,667,030

	Total Investment Securities (Cost $5,450,168) † — 79.8%	5,450,168
	Other assets less liabilities — 20.2%	1,377,392
	Net Assets — 100.0%	$6,827,560

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $323,090.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	10	09/20/13	$1,181,500	$42,852

Cash collateral in the amount of $44,015 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	$(992,541)	$7,048

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	(213,755)	9,427

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(156,380)	6,781

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(1,123,242)	51,919

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(11,061,763)	484,963

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(5,650,119)	165,134

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	(104,208)	(668,245)

		$57,027

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.3%
	Federal Home Loan Bank
$5,660,733	0.00%, due 09/03/13	$5,660,733
	Federal National Mortgage Association
656,644	0.01%, due 09/03/13	656,644
	U.S. Treasury Bills
6,000,000	0.00%, due 09/26/13	5,999,817
6,000,000	0.00%, due 10/10/13	5,999,724
10,000,000	0.00%, due 01/09/14	9,999,025
	Total U.S. Government & Agency Securities (Cost $28,315,943)	28,315,943

	Repurchase Agreements (a)(b) — 60.8%
46,146,136	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $46,146,336	46,146,136
	Total Repurchase Agreements (Cost $46,146,136)	46,146,136

	Total Investment Securities (Cost $74,462,079) † — 98.1%	74,462,079
	Other assets less liabilities — 1.9%	1,429,227
	Net Assets — 100.0%	$75,891,306

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $11,880,664.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	97	09/20/13	$9,787,300	$150,044

Cash collateral in the amount of $417,960 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(39,511,610)	$823,664

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(2,357,544)	(218,637)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(4,088,203)	60,023

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(2,194,076)	71,240

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(88,151,235)	2,785,237

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(73,092,624)	(534,692)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(7,239,860)	(4,775,730)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(404,539)	(860,468)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	(848,188)	198,612

		$(2,450,751)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.1%
	Federal Home Loan Bank
$117,954	0.00%, due 09/03/13	$117,954
	Federal National Mortgage Association
13,683	0.01%, due 09/03/13	13,683
	Total U.S. Government & Agency Securities (Cost $131,637)	131,637

	Repurchase Agreements (a)(b) — 95.4%
955,194	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $955,197	955,194
	Total Repurchase Agreements (Cost $955,194)	955,194

	Total Investment Securities (Cost $1,086,831) † — 108.5%	1,086,831
	Liabilities in excess of other assets — (8.5%)	(85,410)
	Net Assets — 100.0%	$1,001,421

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $225,028.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$(24,721)	$(2,081)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(902,486)	31,318

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	(638,133)	27,604

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(245,447)	(55,106)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(81,942)	1,335

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	(43,597)	(16,048)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value Index Fund	(66,613)	(72,345)

		$(85,323)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.7%
	Federal Home Loan Bank
$524,420	0.00%, due 09/03/13	$524,420
	Federal National Mortgage Association
60,833	0.01%, due 09/03/13	60,833
	Total U.S. Government & Agency Securities (Cost $585,253)	585,253

	Repurchase Agreements (a)(b) — 93.9%
4,005,890	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,005,909	4,005,890
	Total Repurchase Agreements (Cost $4,005,890)	4,005,890

	Total Investment Securities (Cost $4,591,143) † — 107.6%	4,591,143
	Liabilities in excess of other assets — (7.6%)	(325,905)
	Net Assets — 100.0%	$4,265,238

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $759,587.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$(10,528)	$(967)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(3,537,625)	80,193

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	(3,831,332)	108,889

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(831,915)	(120,595)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(199,383)	(115,677)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	(7,735)	(79,440)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth Index Fund	(113,282)	(194,631)

		$(322,228)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.7%
	Federal Home Loan Bank
$101,179	0.00%, due 09/03/13	$101,179
	Federal National Mortgage Association
11,737	0.01%, due 09/03/13	11,737
	Total U.S. Government & Agency Securities (Cost $112,916)	112,916

	Repurchase Agreements (a)(b) — 127.3%
1,048,808	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,048,811	1,048,808
	Total Repurchase Agreements (Cost $1,048,808)	1,048,808

	Total Investment Securities (Cost $1,161,724) † — 141.0%	1,161,724
	Liabilities in excess of other assets — (41.0%)	(338,013)
	Net Assets — 100.0%	$823,711

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $422,485.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$(23,799)	$(1,897)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(602,504)	17,423

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	(543,418)	21,365

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(333,298)	(257,182)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(95,330)	(55,105)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	(19,410)	(41,860)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Value Index Fund	(29,724)	(20,656)

		$(337,912)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.5%
	Federal Home Loan Bank
$145,980	0.00%, due 09/03/13	$145,980
	Federal National Mortgage Association
16,933	0.01%, due 09/03/13	16,933
	Total U.S. Government & Agency Securities (Cost $162,913)	162,913

	Repurchase Agreements (a)(b) — 123.7%
1,489,533	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,489,539	1,489,533
	Total Repurchase Agreements (Cost $1,489,533)	1,489,533

	Total Investment Securities (Cost $1,652,446) † — 137.2%	1,652,446
	Liabilities in excess of other assets — (37.2%)	(447,805)
	Net Assets — 100.0%	$1,204,641

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $585,878.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$(56,076)	$(5,805)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(756,589)	17,227

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	(824,189)	27,400

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(405,141)	(269,449)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(174,841)	(99,688)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	(66,646)	(49,650)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Growth Index Fund	(125,994)	(67,194)

		$(447,159)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.9%
	Federal Home Loan Bank
$320,820	0.00%, due 09/03/13	$320,820
	Federal National Mortgage Association
37,215	0.01%, due 09/03/13	37,215
	Total U.S. Government & Agency Securities (Cost $358,035)	358,035

	Repurchase Agreements (a)(b) — 91.8%
2,375,724	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,375,733	2,375,724
	Total Repurchase Agreements (Cost $2,375,724)	2,375,724

	Total Investment Securities (Cost $2,733,759) † — 105.7%	2,733,759
	Liabilities in excess of other assets — (5.7%)	(146,850)
	Net Assets — 100.0%	$2,586,909

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $389,761.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$(78,169)	$(6,647)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(1,030,314)	18,359

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	(2,769,321)	130,302

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(1,154,134)	8,449

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(104,079)	(93,105)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	(10,897)	(73,414)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value Index Fund	(26,213)	(128,605)

		$(144,661)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.6%
	Federal Home Loan Bank
$657,372	0.00%, due 09/03/13	$657,372
	Federal National Mortgage Association
76,255	0.01%, due 09/03/13	76,255
	Total U.S. Government & Agency Securities (Cost $733,627)	733,627

	Repurchase Agreements (a)(b) — 100.2%
5,034,231	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $5,034,253	5,034,231
	Total Repurchase Agreements (Cost $5,034,231)	5,034,231

	Total Investment Securities (Cost $5,767,858) † — 114.8%	5,767,858
	Liabilities in excess of other assets — (14.8%)	(744,356)
	Net Assets — 100.0%	$5,023,502

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $964,920.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$(67,355)	$(8,970)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(2,515,964)	30,045

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	(5,569,262)	180,226

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(891,223)	(234,312)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(747,568)	(82,942)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	(22,106)	(230,411)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth Index Fund	(233,260)	(391,433)

		$(737,797)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.1%
	Federal Home Loan Bank
$316,427	0.00%, due 09/03/13	$316,427
	Federal National Mortgage Association
36,705	0.01%, due 09/03/13	36,705
	Total U.S. Government & Agency Securities (Cost $353,132)	353,132

	Repurchase Agreements (a)(b) — 83.1%
2,651,570	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,651,580	2,651,570
	Total Repurchase Agreements (Cost $2,651,570)	2,651,570

	Total Investment Securities (Cost $3,004,702) † — 94.2%	3,004,702
	Other assets less liabilities — 5.8%	183,923
	Net Assets — 100.0%	$3,188,625

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $692,800.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,237,037)	$(37,776)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(120,461)	(289)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(378,737)	(1,408)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	(538,795)	(132,851)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(605,033)	(26,987)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(293,835)	(3,249)

		$(202,560)

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.6%
	Federal Home Loan Bank
$3,024,295	0.00%, due 09/03/13	$3,024,295
	Federal National Mortgage Association
350,818	0.01%, due 09/03/13	350,818
	U.S. Treasury Bills
2,000,000	0.00%, due 10/10/13	1,999,957
14,000,000	0.00%, due 02/27/14	13,996,067
	Total U.S. Government & Agency Securities (Cost $19,371,137)	19,371,137

	Repurchase Agreements (a)(b) — 57.5%
23,413,070	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $23,413,171	23,413,070
	Total Repurchase Agreements (Cost $23,413,070)	23,413,070

	Total Investment Securities (Cost $42,784,207) † — 105.1%	42,784,207
	Liabilities in excess of other assets — (5.1%)	(2,065,460)
	Net Assets — 100.0%	$40,718,747

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $6,571,858.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(18,194,910)	$(1,953,184)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(4,525,650)	165,776

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(446,287)	25,601

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(7,100,881)	253,991

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(2,897,108)	(890,919)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(6,760,054)	(3,155,808)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(752,016)	48,748

		$(5,505,795)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.5%
	Federal Home Loan Bank
$497,219	0.00%, due 09/03/13	$497,219
	Federal National Mortgage Association
57,677	0.01%, due 09/03/13	57,677
	Total U.S. Government & Agency Securities (Cost $554,896)	554,896

	Repurchase Agreements (a)(b) — 92.9%
3,828,417	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,828,434	3,828,417
	Total Repurchase Agreements (Cost $3,828,417)	3,828,417

	Total Investment Securities (Cost $4,383,313) † — 106.4%	4,383,313
	Liabilities in excess of other assets — (6.4%)	(264,659)
	Net Assets — 100.0%	$4,118,654

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $750,498.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(712,089)	$(32,194)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(137,520)	(2,064)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(68,628)	1,137

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(250,587)	3,745

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	(1,674,608)	(111,679)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,117,292)	(192,293)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(149,970)	1,103

		$(332,245)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.0%
	Federal Home Loan Bank
$2,981,573	0.00%, due 09/03/13	$2,981,573
	Federal National Mortgage Association
345,862	0.01%, due 09/03/13	345,862
	U.S. Treasury Bills
2,000,000	0.00%, due 09/26/13	1,999,937
18,000,000	0.00%, due 10/10/13	17,999,162
	Total U.S. Government & Agency Securities (Cost $23,326,534)	23,326,534

	Repurchase Agreements (a)(b) — 53.4%
21,487,433	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $21,487,526	21,487,433
	Total Repurchase Agreements (Cost $21,487,433)	21,487,433

	Total Investment Securities (Cost $44,813,967) † — 111.4%	44,813,967
	Liabilities in excess of other assets — (11.4%)	(4,595,392)
	Net Assets — 100.0%	$40,218,575

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $4,820,675.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(10,150,685)	$1,584,501

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(3,756,964)	303,679

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(9,584,290)	915,823

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	(601,925)	(301,566)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(10,015,956)	(630,495)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(6,026,566)	504,701

		$2,376,643

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.2%
	Federal Home Loan Bank
$110,979	0.00%, due 09/03/13	$110,979
	Federal National Mortgage Association
12,874	0.01%, due 09/03/13	12,874
	Total U.S. Government & Agency Securities (Cost $123,853)	123,853

	Repurchase Agreements (a)(b) — 89.9%
1,537,915	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,537,921	1,537,915
	Total Repurchase Agreements (Cost $1,537,915)	1,537,915

	Total Investment Securities (Cost $1,661,768) † — 97.1%	1,661,768
	Other assets less liabilities — 2.9%	49,542
	Net Assets — 100.0%	$1,711,310

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $850,923.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(43,932)	$2,135

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(235,409)	4,110

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	(100,822)	(15,197)

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(1,285,178)	57,644

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(42,954)	2,592

		$51,284

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.4%
	Federal Home Loan Bank
$2,312,972	0.00%, due 09/03/13	$2,312,972
	Federal National Mortgage Association
268,304	0.01%, due 09/03/13	268,304
	U.S. Treasury Bill
1,000,000	0.00%, due 09/26/13	999,970
	Total U.S. Government & Agency Securities (Cost $3,581,246)	3,581,246

	Repurchase Agreements (a)(b) — 101.1%
26,905,876	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $26,905,991	26,905,876
	Total Repurchase Agreements (Cost $26,905,876)	26,905,876

	Total Investment Securities (Cost $30,487,122) † — 114.5%	30,487,122
	Liabilities in excess of other assets — (14.5%)	(3,869,780)
	Net Assets — 100.0%	$26,617,342

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $12,837,955.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,637,490)	$109,688

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,748,833)	(28,801)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(8,315,005)	(38,319)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	(4,408,319)	(1,078,046)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,574,079)	(663,163)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(7,286,070)	(53,375)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(13,764,433)	(1,575,593)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(14,513,300)	(487,470)

		$(3,815,079)

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.6%
	Federal Home Loan Bank
$594,142	0.00%, due 09/03/13	$594,142
	Federal National Mortgage Association
68,920	0.01%, due 09/03/13	68,920
	Total U.S. Government & Agency Securities (Cost $663,062)	663,062

	Repurchase Agreements (a)(b) — 125.5%
6,600,044	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $6,600,073	6,600,044
	Total Repurchase Agreements (Cost $6,600,044)	6,600,044

	Total Investment Securities (Cost $7,263,106) † — 138.1%	7,263,106
	Liabilities in excess of other assets — (38.1%)	(2,002,279)
	Net Assets — 100.0%	$5,260,827

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $2,922,141.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$(109,789)	$1,330

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	(176,364)	(17,047)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(2,165,807)	(22,817)

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(409,781)	8,626

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	(80,838)	19,120

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(6,578,075)	(1,037,962)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(53,342)	1,035

Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	(428,268)	(370,251)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology Index Fund	(526,344)	(589,070)

		$(2,007,036)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.9%
	Federal Home Loan Bank
$561,116	0.00%, due 09/03/13	$561,116
	Federal National Mortgage Association
65,088	0.01%, due 09/03/13	65,088
	Total U.S. Government & Agency Securities (Cost $626,204)	626,204

	Repurchase Agreements (a)(b) — 91.3%
4,444,364	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,444,383	4,444,364
	Total Repurchase Agreements (Cost $4,444,364)	4,444,364

	Total Investment Securities (Cost $5,070,568) † — 104.2%	5,070,568
	Liabilities in excess of other assets — (4.2%)	(203,672)
	Net Assets — 100.0%	$4,866,896

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $970,904.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	$(79,237)	$(10,672)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(797,687)	18,630

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(3,980,033)	156,790

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	(803,553)	(9,745)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,851,483)	(232,093)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(908,349)	54,221

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(133,037)	(108,221)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(184,537)	(68,148)

		$(199,238)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.8%
	Federal Home Loan Bank
$653,908	0.00%, due 09/03/13	$653,908
	Federal National Mortgage Association
75,852	0.01%, due 09/03/13	75,852
	Total U.S. Government & Agency Securities (Cost $729,760)	729,760

	Repurchase Agreements (a)(b) — 104.4%
5,971,896	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $5,971,921	5,971,896
	Total Repurchase Agreements (Cost $5,971,896)	5,971,896

	Total Investment Securities (Cost $6,701,656) † — 117.2%	6,701,656
	Liabilities in excess of other assets — (17.2%)	(984,337)
	Net Assets — 100.0%	$5,717,319

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,924,028.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	$(322,077)	$(89,574)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(129,499)	7,340

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(2,362,337)	68,859

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,662,374)	(241,315)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,991,431)	(605,795)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(317,855)	5,095

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(408,739)	(293,161)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(239,426)	(96,939)

		$(1,245,490)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.5%
	Federal Home Loan Bank
$7,643,882	0.00%, due 09/03/13	$7,643,882
	Federal National Mortgage Association
886,688	0.01%, due 09/03/13	886,688
	U.S. Treasury Bills
15,000,000	0.00%, due 09/26/13	14,999,548
10,000,000	0.00%, due 01/16/14	9,999,049
	Total U.S. Government & Agency Securities (Cost $33,529,167)	33,529,167

	Repurchase Agreements (a)(b) — 77.7%
98,405,040	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $98,405,469	98,405,040
	Total Repurchase Agreements (Cost $98,405,040)	98,405,040

	Total Investment Securities (Cost $131,934,207) † — 104.2%	131,934,207
	Liabilities in excess of other assets — (4.2%)	(5,288,169)
	Net Assets — 100.0%	$126,646,038

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $53,134,321.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(1,552,342)	$(192,062)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(6,229,154)	229,578

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(6,671,527)	382,716

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(16,413,957)	378,915

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(43,388,132)	1,350,476

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(28,102,308)	(10,097,743)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(15,871,629)	803,926

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(35,713,976)	(2,178,427)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(99,460,418)	4,174,950

		$(5,147,671)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.3%
	Federal Home Loan Bank
$374,897	0.00%, due 09/03/13	$374,897
	Federal National Mortgage Association
43,489	0.01%, due 09/03/13	43,489
	Total U.S. Government & Agency Securities (Cost $418,386)	418,386

	Repurchase Agreements (a)(b) — 131.1%
4,138,089	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,138,108	4,138,089
	Total Repurchase Agreements (Cost $4,138,089)	4,138,089

	Total Investment Securities (Cost $4,556,475) † — 144.4%	4,556,475
	Liabilities in excess of other assets — (44.4%)	(1,400,383)
	Net Assets — 100.0%	$3,156,092

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,817,374.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$(45,041)	$(28,311)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(135,413)	2,404

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(858,783)	16,522

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	(4,162,915)	(894,574)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(748,720)	(142,513)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(133,063)	2,234

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(98,991)	(66,691)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(128,852)	(290,019)

		$(1,400,948)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.0%
	Federal Home Loan Bank
$574,122	0.00%, due 09/03/13	$574,122
	Federal National Mortgage Association
66,598	0.01%, due 09/03/13	66,598
	Total U.S. Government & Agency Securities (Cost $640,720)	640,720

	Repurchase Agreements (a)(b) — 108.1%
4,965,527	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,965,549	4,965,527
	Total Repurchase Agreements (Cost $4,965,527)	4,965,527

	Total Investment Securities (Cost $5,606,247) † — 122.1%	5,606,247
	Liabilities in excess of other assets — (22.1%)	(1,014,016)
	Net Assets — 100.0%	$4,592,231

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,411,560.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	$(61,675)	$(12,570)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(1,484,090)	23,534

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(317,595)	5,830

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	(165,223)	3,031

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(6,456,895)	(712,367)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(94,936)	3,867

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(444,190)	(107,460)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(190,257)	(210,539)

		$(1,006,674)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.8%
	Federal Home Loan Bank
$5,327,335	0.00%, due 09/03/13	$5,327,335
	Federal National Mortgage Association
617,970	0.01%, due 09/03/13	617,970
	U.S. Treasury Bills
3,000,000	0.00%, due 09/26/13	2,999,912
3,000,000	0.00%, due 12/26/13	2,999,628
20,000,000	0.00%, due 01/16/14	19,998,097
	Total U.S. Government & Agency Securities (Cost $31,942,942)	31,942,942

	Repurchase Agreements (a)(b) — 59.2%
40,346,121	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $40,346,297	40,346,121
	Total Repurchase Agreements (Cost $40,346,121)	40,346,121

	Total Investment Securities (Cost $72,289,063) † — 106.0%	72,289,063
	Liabilities in excess of other assets — (6.0%)	(4,101,009)
	Net Assets — 100.0%	$68,188,054

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $8,510,450.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(368,527)	$165,585

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(8,053,074)	176,641

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(2,787,282)	46,184

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(50,399,962)	622,675

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	(44,908,242)	(3,743,762)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(16,350,318)	(1,854,177)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(11,008,902)	125,665

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(1,425,090)	96,814

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(1,198,307)	359,680

		$(4,004,695)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.5%
	Federal Home Loan Bank
$4,777,385	0.00%, due 09/03/13	$4,777,385
	Federal National Mortgage Association
554,175	0.01%, due 09/03/13	554,175
	U.S. Treasury Bills
2,000,000	0.00%, due 09/26/13	1,999,941
20,000,000	0.00%, due 01/16/14	19,998,097
	Total U.S. Government & Agency Securities (Cost $27,329,598)	27,329,598

	Repurchase Agreements (a)(b) — 55.6%
33,390,298	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $33,390,442	33,390,298
	Total Repurchase Agreements (Cost $33,390,298)	33,390,298

	Total Investment Securities (Cost $60,719,896) † — 101.1%	60,719,896
	Liabilities in excess of other assets — (1.1%)	(636,275)
	Net Assets — 100.0%	$60,083,621

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,576,976.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(391,327)	$(216,177)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(12,870,824)	349,243

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(4,130,469)	220,074

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(19,929,606)	723,517

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	(35,723,247)	2,587,907

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(28,073,909)	(730,863)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(13,934,974)	529,603

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(2,496,388)	(2,002,134)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(2,794,701)	(1,998,724)

		$(537,554)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.1%
	Federal Home Loan Bank
$1,111,879	0.00%, due 09/03/13	$1,111,879
	Federal National Mortgage Association
128,978	0.01%, due 09/03/13	128,978
	Total U.S. Government & Agency Securities (Cost $1,240,857)	1,240,857

	Repurchase Agreements (a)(b) — 93.1%
8,866,785	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $8,866,824	8,866,785
	Total Repurchase Agreements (Cost $8,866,785)	8,866,785

	Total Investment Securities (Cost $10,107,642) † — 106.2%	10,107,642
	Liabilities in excess of other assets — (6.2%)	(585,930)
	Net Assets — 100.0%	$9,521,712

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,983,956.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$(49,046)	$(2,402)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(10,597,496)	340,081

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(2,106,045)	106,143

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	(5,527,461)	(1,064,572)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(696,103)	42,457

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(63,341)	2,662

		$(575,631)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.6%
	Federal Home Loan Bank
$939,644	0.00%, due 09/03/13	$939,644
	Federal National Mortgage Association
108,999	0.01%, due 09/03/13	108,999
	Total U.S. Government & Agency Securities (Cost $1,048,643)	1,048,643

	Repurchase Agreements (a)(b) — 91.3%
7,038,858	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $7,038,887	7,038,858
	Total Repurchase Agreements (Cost $7,038,858)	7,038,858

	Total Investment Securities
	(Cost $8,087,501) † — 104.9%	8,087,501
	Liabilities in excess of other assets — (4.9%)	(380,372)
	Net Assets — 100.0%	$7,707,129

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,222,208.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	$(260,621)	$(3,550)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(3,566,416)	25,389

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(366,865)	(897)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	(40,010)	28,614

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(9,714,525)	60,051

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(61,912)	1,429

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(1,106,828)	(255,242)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(302,431)	(264,022)

		$(408,228)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.1%
	Federal Home Loan Bank
$138,277	0.00%, due 09/03/13	$138,277
	Federal National Mortgage Association
16,041	0.01%, due 09/03/13	16,041
	Total U.S. Government & Agency Securities (Cost $154,318)	154,318

	Repurchase Agreements (a)(b) — 122.6%
1,566,640	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,566,647	1,566,640
	Total Repurchase Agreements (Cost $1,566,640)	1,566,640

	Total Investment Securities
	(Cost $1,720,958) † — 134.7%	1,720,958
	Liabilities in excess of other assets — (34.7%)	(443,319)
	Net Assets — 100.0%	$1,277,639

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $710,668.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(28,771)	$(16,836)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(216,501)	10,806

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(640,212)	23,466

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(628,133)	(178,525)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(736,091)	(94,487)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(197,533)	5,775

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(62,981)	(137,785)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(46,289)	(55,161)

		$(442,747)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$396,732	0.00%, due 09/03/13	$396,732
	Federal National Mortgage Association
46,021	0.01%, due 09/03/13	46,021
	Total U.S. Government & Agency Securities (Cost $442,753)	442,753

	Repurchase Agreements (a)(b) — 92.0%
3,734,593	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,734,610	3,734,593
	Total Repurchase Agreements (Cost $3,734,593)	3,734,593

	Total Investment Securities
	(Cost $4,177,346) † — 102.9%	4,177,346
	Liabilities in excess of other assets — (2.9%)	(118,061)
	Net Assets — 100.0%	$4,059,285

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,278,712.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$(214,886)	$(1,611)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(984,339)	42,576

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(449,874)	20,770

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	(175,928)	(9,828)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(1,465,653)	(119,310)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(482,918)	12,753

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(3,230,134)	(61,081)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(1,115,577)	2,001

		$(113,730)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.6%
	Federal Home Loan Bank
$202,904	0.00%, due 09/03/13	$202,904
	Federal National Mortgage Association
23,537	0.01%, due 09/03/13	23,537
	Total U.S. Government & Agency Securities (Cost $226,441)	226,441

	Repurchase Agreements (a)(b) — 104.1%
2,227,191	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,227,201	2,227,191
	Total Repurchase Agreements (Cost $2,227,191)	2,227,191

	Total Investment Securities
	(Cost $2,453,632) † — 114.7%	2,453,632
	Liabilities in excess of other assets — (14.7%)	(315,219)
	Net Assets — 100.0%	$2,138,413

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $971,162.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$(135,634)	$6,406

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(1,372,174)	29,909

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(4,156,867)	(192,252)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(226,999)	10,551

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(355,389)	(138,888)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(70,783)	(28,303)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(98,068)	1,783

		$(310,794)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.8%
	Federal Home Loan Bank
$10,382,105	0.00%, due 09/03/13	$10,382,105
	Federal National Mortgage Association
1,204,323	0.01%, due 09/03/13	1,204,323
	U.S. Treasury Bills
15,000,000	0.00%, due 09/26/13	14,999,540
643,000	0.00%, due 10/10/13	642,986
10,000,000	0.00%, due 02/27/14	9,997,489
	Total U.S. Government & Agency Securities (Cost $37,226,443)	37,226,443
	Repurchase Agreements (a)(b) — 68.9%
89,173,465	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $89,173,851	89,173,465
	Total Repurchase Agreements (Cost $89,173,465)	89,173,465
	Total Investment Securities
	(Cost $126,399,908) † — 97.7%	126,399,908
	Other assets less liabilities — 2.3%	2,947,472
	Net Assets — 100.0%	$129,347,380

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $31,858,347.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(17,560,653)	$(8,987,691)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(30,658,115)	563,262

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	(25,691,667)	(3,224,244)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(24,262,927)	(7,746,911)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(30,785,444)	(8,865,275)

		$(28,260,859)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal
Amount		Value
	U.S. Government & Agency Securities (a) — 37.6%
	Federal Home Loan Bank
$28,275,596	0.00%, due 09/03/13	$28,275,596
	Federal National Mortgage Association
3,279,966	0.01%, due 09/03/13	3,279,966
	U.S. Treasury Bills
61,000,000	0.00%, due 09/26/13	60,998,403
1,256,000	0.00%, due 10/10/13	1,255,931
3,000,000	0.00%, due 11/29/13	2,999,629
3,000,000	0.00%, due 12/26/13	2,999,628
50,000,000	0.00%, due 01/02/14	49,996,071
	Total U.S. Government & Agency Securities (Cost $149,805,224)	149,805,224

	Repurchase Agreements (a)(b) — 53.4%
213,120,646	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $213,121,567	213,120,646
	Total Repurchase Agreements (Cost $213,120,646)	213,120,646

	Total Investment Securities (Cost $362,925,870) † — 91.0%	362,925,870
	Other assets less liabilities — 9.0%	36,049,995
	Net Assets — 100.0%	$398,975,865

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $44,968,954.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(77,591,248)	$(2,218,994)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(86,257,126)	(1,805,462)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(25,269,456)	1,910,251

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	(62,233,432)	(1,795,781)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets Index Fund	(55,654,260)	1,904,338

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(22,610,930)	3,339,540

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(72,568,149)	(5,203,844)

		$(3,869,952)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.5%
	Federal Home Loan Bank
$631,998	0.00%, due 09/03/13	$631,998
	Federal National Mortgage Association
73,312	0.01%, due 09/03/13	73,312
	Total U.S. Government & Agency Securities (Cost $705,310)	705,310

	Repurchase Agreements (a)(b) — 85.9%
4,842,296	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,842,317	4,842,296
	Total Repurchase Agreements (Cost $4,842,296)	4,842,296

	Total Investment Securities (Cost $5,547,606) † — 98.4%	5,547,606
	Other assets less liabilities — 1.6%	87,848
	Net Assets — 100.0%	$5,635,454

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $930,058.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	$(2,465,552)	$(434,789)

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(759,249)	34,646

Swap Agreement with Merrill Lynch International, based on the iShares® FTSE China 25 Index Fund	(209,187)	(9,403)

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(503,518)	(12,596)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(1,734,286)	301,905

		$(120,237)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.8%
	Federal Home Loan Bank
$1,167,676	0.00%, due 09/03/13	$1,167,676
	Federal National Mortgage Association
135,450	0.01%, due 09/03/13	135,450
	U.S. Treasury Bill
4,000,000	0.00%, due 01/02/14	3,999,658
	Total U.S. Government & Agency Securities (Cost $5,302,784)	5,302,784

	Repurchase Agreements (a)(b) — 122.3%
12,777,498	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $12,777,554	12,777,498
	Total Repurchase Agreements (Cost $12,777,498)	12,777,498

	Total Investment Securities (Cost $18,080,282) † — 173.1%	18,080,282
	Liabilities in excess of other assets — (73.1%)	(7,637,589)
	Net Assets — 100.0%	$10,442,693

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,549,272.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(2,874,858)	$(843,879)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(12,376,138)	(946,813)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(1,799,744)	(762,722)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(3,814,407)	(2,232,969)

		$(4,786,383)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.2%
	Federal Home Loan Bank
$7,869,315	0.00%, due 09/03/13	$7,869,315
	Federal National Mortgage Association
912,840	0.01%, due 09/03/13	912,840
	U.S. Treasury Bills
6,000,000	0.00%, due 09/26/13	5,999,830
2,700,000	0.00%, due 10/10/13	2,699,852
13,000,000	0.00%, due 10/31/13	12,999,697
3,000,000	0.00%, due 11/29/13	2,999,629
6,000,000	0.00%, due 12/26/13	5,999,323
10,000,000	0.00%, due 02/27/14	9,997,489
	Total U.S. Government & Agency Securities (Cost $49,477,975)	49,477,975

	Repurchase Agreements (a)(b) — 59.6%
86,347,573	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $86,347,948	86,347,573
	Total Repurchase Agreements (Cost $86,347,573)	86,347,573

	Total Investment Securities (Cost $135,825,548) † — 93.8%	135,825,548
	Other assets less liabilities — 6.2%	8,923,502
	Net Assets — 100.0%	$144,749,050

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $42,903,275.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(40,672,535)	$2,580,159

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(110,783,187)	(534,037)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(22,266,213)	526,394

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(19,338,190)	(10,615,486)

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(96,717,144)	(3,444,041)

		$(11,487,011)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.3%
	Federal Home Loan Bank
$3,870,735	0.00%, due 09/03/13	$3,870,735
	Federal National Mortgage Association
449,005	0.01%, due 09/03/13	449,005
	U.S. Treasury Bills
13,000,000	0.00%, due 09/26/13	12,999,693
7,000,000	0.00%, due 02/27/14	6,998,242
	Total U.S. Government & Agency Securities (Cost $24,317,675)	24,317,675

	Repurchase Agreements (a)(b) — 70.5%
40,597,731	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $40,597,908	40,597,731
	Total Repurchase Agreements (Cost $40,597,731)	40,597,731

	Total Investment Securities (Cost $64,915,406) † — 112.8%	64,915,406
	Liabilities in excess of other assets — (12.8%)	(7,350,432)
	Net Assets — 100.0%	$57,564,974

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $21,434,775.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE Europe had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	$(44,604,128)	$(11,853,241)

Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	(24,531,079)	(4,800,563)

Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	(10,387,959)	(2,356,589)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	(4,735,154)	(1,705,853)

Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	(22,023,281)	(3,231,883)

Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	(9,162,304)	(2,602,095)

		$(26,550,224)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.8%
	Federal Home Loan Bank
$116,847	0.00%, due 09/03/13	$116,847
	Federal National Mortgage Association
13,554	0.01%, due 09/03/13	13,554
	Total U.S. Government & Agency Securities (Cost $130,401)	130,401

	Repurchase Agreements (a)(b) — 84.6%
1,255,228	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,255,233	1,255,228
	Total Repurchase Agreements (Cost $1,255,228)	1,255,228

	Total Investment Securities (Cost $1,385,629) † — 93.4%	1,385,629
	Other assets less liabilities — 6.6%	98,607
	Net Assets — 100.0%	$1,484,236

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $531,914.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$(687,774)	$(54,412)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(717,036)	(19,081)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex-Japan Index Fund	(782,237)	36,885

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	(456,919)	1,508

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(337,310)	(15,808)

		$(50,908)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.8%
	Federal Home Loan Bank
$1,134,888	0.00%, due 09/03/13	$1,134,888
	Federal National Mortgage Association
131,647	0.01%, due 09/03/13	131,647
	U.S. Treasury Bill
5,000,000	0.00%, due 01/02/14	4,999,573
	Total U.S. Government & Agency Securities (Cost $6,266,108)	6,266,108

	Repurchase Agreements (a)(b) — 54.3%
11,797,169	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $11,797,222	11,797,169
	Total Repurchase Agreements (Cost $11,797,169)	11,797,169

	Total Investment Securities (Cost $18,063,277) † — 83.1%	18,063,277
	Other assets less liabilities — 16.9%	3,685,289
	Net Assets — 100.0%	$21,748,566

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $4,771,903.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil Capped had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$(3,508,149)	$904,906

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	(21,376,880)	(534,089)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	(3,313,342)	895,937

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped Index Fund	(5,137,428)	587,110

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	(5,512,351)	(164,485)

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	(4,803,283)	1,131,080

		$2,820,459

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.8%
	Federal Home Loan Bank
$8,361,848	0.00%, due 09/03/13	$8,361,848
	Federal National Mortgage Association
969,973	0.01%, due 09/03/13	969,973
	U.S. Treasury Bills
18,000,000	0.00%, due 09/26/13	17,999,469
15,000,000	0.00%, due 11/07/13	14,999,441
3,000,000	0.00%, due 12/26/13	2,999,628
20,000,000	0.00%, due 01/16/14	19,998,097
	Total U.S. Government & Agency Securities (Cost $65,328,456)	65,328,456

	Repurchase Agreements (a)(b) — 61.6%
85,860,214	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $85,860,588	85,860,214
	Total Repurchase Agreements (Cost $85,860,214)	85,860,214

	Total Investment Securities (Cost $151,188,670) † — 108.4%	151,188,670
	Liabilities in excess of other assets — (8.4%)	(11,655,594)
	Net Assets — 100.0%	$139,533,076

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $46,070,937.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$(42,178,376)	$(4,636,817)

Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	(56,686,428)	2,563,965

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(63,967,915)	(2,555,360)

Swap Agreement with Merill Lynch International, based on the iShares® FTSE China 25 Index Fund	(17,158,596)	(162,847)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® FTSE China 25 Index Fund	(29,189,656)	75,692

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(44,703,261)	(8,494,610)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(25,394,444)	(10,144,188)

		$(23,354,165)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 21.8%
	Federal Home Loan Bank
$870,713	0.00%, due 09/03/13	$870,713
	Federal National Mortgage Association
101,003	0.01%, due 09/03/13	101,003
	U.S. Treasury Bill
1,400,000	0.00%, due 10/10/13	1,399,913
	Total U.S. Government & Agency Securities (Cost $2,371,629)	2,371,629

	Repurchase Agreements (a)(b) — 114.6%
12,456,741	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $12,456,796	12,456,741
	Total Repurchase Agreements (Cost $12,456,741)	12,456,741

	Total Investment Securities (Cost $14,828,370) † — 136.4%	14,828,370
	Liabilities in excess of other assets — (36.4%)	(3,960,495)
	Net Assets — 100.0%	$10,867,875

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $7,066,790.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$(4,201,215)	$(1,084,791)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	(9,575,388)	(2,735,486)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	(1,383,583)	(139,527)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan Index Fund	(1,375,175)	(459,425)

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	(2,831,270)	(1,262,957)

Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	(2,344,007)	(322,241)

		$(6,004,427)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.5%
	Federal Home Loan Bank
$146,122	0.00%, due 09/03/13	$146,122
	Federal National Mortgage Association
16,950	0.01%, due 09/03/13	16,950
	Total U.S. Government & Agency Securities (Cost $163,072)	163,072

	Repurchase Agreements (a)(b) — 96.3%
1,361,614	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,361,619	1,361,614
	Total Repurchase Agreements (Cost $1,361,614)	1,361,614

	Total Investment Securities (Cost $1,524,686) † — 107.8%	1,524,686
	Liabilities in excess of other assets — (7.8%)	(110,599)
	Net Assets — 100.0%	$1,414,087

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $457,081.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$(87,223)	$(20,520)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(1,140,449)	45,357

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(1,609,261)	(170,293)

		$(145,456)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.4%
	Federal Home Loan Bank
$4,084,256	0.00%, due 09/03/13	$4,084,256
	Federal National Mortgage Association
473,773	0.01%, due 09/03/13	473,773
	U.S. Treasury Bills
5,000,000	0.00%, due 09/26/13	4,999,844
4,000,000	0.00%, due 11/29/13	3,999,505
10,000,000	0.00%, due 02/27/14	9,997,489
	Total U.S. Government & Agency Securities (Cost $23,554,867)	23,554,867

	Repurchase Agreements (a)(b) — 51.0%
25,853,213	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $25,853,326	25,853,213
	Total Repurchase Agreements (Cost $25,853,213)	25,853,213

	Total Investment Securities (Cost $49,408,080) † — 97.4%	49,408,080
	Other assets less liabilities — 2.6%	1,297,439
	Net Assets — 100.0%	$50,705,519

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,200,529.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	5	12/19/13	$621,406	$(890)

Cash collateral in the amount of $8,104 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	$(37,101,904)	$1,125,275

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(13,097,454)	208,252

		$1,333,527

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.1%
	Federal Home Loan Bank
$127,066,769	0.00%, due 09/03/13	$127,066,769
	Federal National Mortgage Association
14,739,729	0.01%, due 09/03/13	14,739,729
	U.S. Treasury Bills
110,000,000	0.00%, due 09/26/13	109,996,805
70,000,000	0.00%, due 10/10/13	69,996,772
100,000,000	0.00%, due 11/07/13	99,996,278
5,000,000	0.00%, due 11/29/13	4,999,382
40,000,000	0.00%, due 12/12/13	39,996,232
38,000,000	0.00%, due 12/26/13	37,995,489
100,000,000	0.00%, due 02/27/14	99,972,404
	Total U.S. Government & Agency Securities (Cost $604,759,860)	604,759,860

	Repurchase Agreements (a)(b) — 54.3%
799,414,880	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $799,418,321	799,414,880
	Total Repurchase Agreements (Cost $799,414,880)	799,414,880

	Total Investment Securities (Cost $1,404,174,740) † — 95.4%	1,404,174,740
	Other assets less liabilities — 4.6%	68,219,488
	Net Assets — 100.0%	$1,472,394,228

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $16,057,095.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	119	12/19/13	$15,696,844	$(99,465)

Cash collateral in the amount of $327,250 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(310,666,732)	$33,428,420

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(99,758,369)	7,881,045

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(308,870,159)	3,941,907

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(341,684,257)	22,342,250

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(403,553,237)	9,875,543

		$77,469,165

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.5%
	Federal Home Loan Bank
$5,331,313	0.00%, due 09/03/13	$5,331,313
	Federal National Mortgage Association
618,432	0.01%, due 09/03/13	618,432
	U.S. Treasury Bills
1,000,000	0.00%, due 09/26/13	999,970
5,000,000	0.00%, due 10/10/13	4,999,770
10,000,000	0.00%, due 10/31/13	9,999,767
7,000,000	0.00%, due 01/02/14	6,999,402
	Total U.S. Government & Agency Securities (Cost $28,948,654)	28,948,654

	Repurchase Agreements (a)(b) — 57.9%
39,489,701	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $39,489,872	39,489,701
	Total Repurchase Agreements (Cost $39,489,701)	39,489,701

	Total Investment Securities (Cost $68,438,355) † — 100.4%	68,438,355
	Liabilities in excess of other assets — (0.4%)	(267,787)
	Net Assets — 100.0%	$68,170,568

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $6,487,434.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements ††

Short High Yield had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$(35,247,702)	$(3,456,632)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on iShares® iBoxx $ High Yield Corporate Bond Fund	(32,763,211)	(1,451,651)

		$(4,908,283)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.0%
	Federal Home Loan Bank
$590,364	0.00%, due 09/03/13	$590,364
	Federal National Mortgage Association
68,482	0.01%, due 09/03/13	68,482
	Total U.S. Government & Agency Securities (Cost $658,846)	658,846

	Repurchase Agreements (a)(b) — 119.4%
3,925,802	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,925,819	3,925,802
	Total Repurchase Agreements (Cost $3,925,802)	3,925,802

	Total Investment Securities (Cost $4,584,648) † — 139.4%	4,584,648
	Liabilities in excess of other assets — (39.4%)	(1,295,958)
	Net Assets — 100.0%	$3,288,690

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $271,292.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(896,626)	$55,475

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(2,094,981)	(3,443)

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(310,935)	17,276

		$69,308

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.2%
	Federal Home Loan Bank
$526,627	0.00%, due 09/03/13	$526,627
	Federal National Mortgage Association
61,089	0.01%, due 09/03/13	61,089
	Total U.S. Government & Agency Securities (Cost $587,716)	587,716

	Repurchase Agreements (a)(b) — 87.4%
3,606,088	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,606,105	3,606,088
	Total Repurchase Agreements (Cost $3,606,088)	3,606,088

	Total Investment Securities (Cost $4,193,804)† — 101.6%	4,193,804
	Liabilities in excess of other assets — (1.6%)	(67,589)
	Net Assets — 100.0%	$4,126,215

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $346,128.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 3-7 Year Treasury Bond Index	$(4,701,864)	$66,594

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 3-7 Year Treasury Bond Index	(1,414,445)	(97,637)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 3-7 Year Treasury Bond Index	(2,135,152)	(32,616)

		$(63,659)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.9%
	Federal Home Loan Bank
$27,509,551	0.00%, due 09/03/13	$27,509,551
	Federal National Mortgage Association
3,191,104	0.01%, due 09/03/13	3,191,104
	U.S. Treasury Bills
20,000,000	0.00%, due 09/26/13	19,999,375
55,000,000	0.00%, due 10/10/13	54,996,625
5,000,000	0.00%, due 12/12/13	4,999,646
70,000,000	0.00%, due 01/02/14	69,994,499
	Total U.S. Government & Agency Securities (Cost $180,690,800)	180,690,800

	Repurchase Agreements (a)(b) — 57.2%
181,547,550	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $181,548,331	181,547,550
	Total Repurchase Agreements (Cost $181,547,550)	181,547,550

	Total Investment Securities (Cost $362,238,350)† — 114.1%	362,238,350
	Liabilities in excess of other assets — (14.1%)	(44,756,538)
	Net Assets — 100.0%	$317,481,812

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $20,218,906.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	40	12/19/13	$4,971,250	$(7,121)

Cash collateral in the amount of $64,899 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	$(115,611,535)	$8,293,379

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(35,315,714)	998,366

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(42,386,735)	(358,502)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(329,435,941)	5,075,708

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(108,249,442)	(8,507,132)

		$5,501,819

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.8%
	Federal Home Loan Bank
$297,560,199	0.00%, due 09/03/13	$297,560,199
	Federal National Mortgage Association
34,516,945	0.01%, due 09/03/13	34,516,945
	U.S. Treasury Bills
140,000,000	0.00%, due 09/26/13	139,996,111
240,000,000	0.00%, due 10/10/13	239,985,689
5,000,000	0.00%, due 11/29/13	4,999,382
300,000,000	0.00%, due 12/19/13	299,978,503
134,000,000	0.00%, due 12/26/13	133,983,220
114,000,000	0.00%, due 01/02/14	113,990,263
110,000,000	0.00%, due 01/09/14	109,989,275
250,000,000	0.00%, due 02/27/14	249,931,010
	Total U.S. Government & Agency Securities (Cost $1,624,930,597)	1,624,930,597

	Repurchase Agreements (a)(b) — 50.0%
1,990,744,343	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,990,752,923	1,990,744,343
	Total Repurchase Agreements (Cost $1,990,744,343)	1,990,744,343

	Total Investment Securities (Cost $3,615,674,940)† — 90.8%	3,615,674,940
	Other assets less liabilities — 9.2%	366,073,141
	Net Assets — 100.0%	$3,981,748,081

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $152,656,145.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	422	12/19/13	$55,664,438	$(352,724)

Cash collateral in the amount of $1,160,498 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(905,166,458)	$165,415,838

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(17,046,352)	1,676,501

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,182,785,593)	10,912,231

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(91,474,926)	15,795,780

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,539,105,126)	(67,826,629)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,524,886,536)	132,751,976

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(2,668,024,654)	98,878,865

		$357,604,562

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.0%
	Federal Home Loan Bank
$1,126,593	0.00%, due 09/03/13	$1,126,593
	Federal National Mortgage Association
130,685	0.01%, due 09/03/13	130,685
	Total U.S. Government & Agency Securities (Cost $1,257,278)	1,257,278

	Repurchase Agreements (a)(b) — 79.2%
7,105,570	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $7,105,600	7,105,570
	Total Repurchase Agreements (Cost $7,105,570)	7,105,570

	Total Investment Securities (Cost $8,362,848)† — 93.2%	8,362,848
	Other assets less liabilities — 6.8%	613,191
	Net Assets — 100.0%	$8,976,039

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $131,659.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(5,423,644)	$316,792

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(12,494,566)	177,428

		$494,220

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.7%
	Federal Home Loan Bank
$9,151,369	0.00%, due 09/03/13	$9,151,369
	Federal National Mortgage Association
1,061,558	0.01%, due 09/03/13	1,061,558
	Total U.S. Government & Agency Securities (Cost $10,212,927)	10,212,927

	Repurchase Agreements (a)(b) — 70.6%
61,459,838	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $61,460,105	61,459,838
	Total Repurchase Agreements (Cost $61,459,838)	61,459,838

	Total Investment Securities (Cost $71,672,765)† — 82.3%	71,672,765
	Other assets less liabilities — 17.7%	15,437,933
	Net Assets — 100.0%	$87,110,698

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $4,810,388.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	9	12/19/13	$1,187,156	$(7,523)

Cash collateral in the amount of $24,750 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(47,790,507)	$8,456,163

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,172,099)	(1,245,719)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(49,562,735)	7,394,628

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(162,070,563)	883,991

		$15,489,063

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 24.8%
	Consumer Discretionary — 3.3%

1	1-800-Flowers.com, Inc., Class A*	$5
1	A.H. Belo Corp., Class A	7
3	Aaron’s, Inc.	81
3	Abercrombie & Fitch Co., Class A	106
3	Advance Auto Parts, Inc.	240
3	Aeropostale, Inc.*	24
1	AFC Enterprises, Inc.*	41
1	Allison Transmission Holdings, Inc.	22
16	Amazon.com, Inc.*	4,496
3	AMC Networks, Inc., Class A*	186
3	American Apparel, Inc.*	4
3	American Axle & Manufacturing Holdings, Inc.*	58
8	American Eagle Outfitters, Inc.	116
1	American Public Education, Inc.*	40
2	Ann, Inc.*	69
4	Apollo Group, Inc., Class A*	74
1	Arbitron, Inc.	47
1	Arctic Cat, Inc.	54
1	Asbury Automotive Group, Inc.*	49
6	Ascena Retail Group, Inc.*	98
1	Ascent Capital Group, Inc., Class A*	74
2	AutoNation, Inc.*	93
2	AutoZone, Inc.*	840
2	Bally Technologies, Inc.*	144
2	Barnes & Noble, Inc.*	27
1	Beazer Homes USA, Inc.*	17
2	bebe stores, inc.	12
9	Bed Bath & Beyond, Inc.*	664
4	Belo Corp., Class A	57
12	Best Buy Co., Inc.	432
1	Big 5 Sporting Goods Corp.	17
3	Big Lots, Inc.*	106
1	BJ’s Restaurants, Inc.*	31
1	Black Diamond, Inc.*	10
2	Bloomin’ Brands, Inc.*	45
1	Blue Nile, Inc.*	36
1	Bob Evans Farms, Inc.	49
1	Body Central Corp.*	6
1	Bon-Ton Stores, Inc. (The)	11
5	BorgWarner, Inc.	483
3	Boyd Gaming Corp.*	36
1	Bravo Brio Restaurant Group, Inc.*	15
1	Bridgepoint Education, Inc.*	16
1	Bright Horizons Family Solutions, Inc.*	36
3	Brinker International, Inc.	120
2	Brown Shoe Co., Inc.	45
4	Brunswick Corp.	145
1	Buckle, Inc. (The)	52
1	Buffalo Wild Wings, Inc.*	104
4	Burger King Worldwide, Inc.	78
2	Cabela’s, Inc.*	131
8	Cablevision Systems Corp., Class A	142
2	Caesars Entertainment Corp.*	43
3	Callaway Golf Co.	21
2	Career Education Corp.*	5
10	CarMax, Inc.*	476
1	Carmike Cinemas, Inc.*	18
18	Carnival Corp.	650
1	Carriage Services, Inc.	18
1	Carrols Restaurant Group, Inc.*	6
3	Carter’s, Inc.	221
1	Cato Corp. (The), Class A	25
27	CBS Corp. (Non-Voting), Class B	1,380
1	CEC Entertainment, Inc.	40
3	Central European Media Enterprises Ltd., Class A*	13
3	Charter Communications, Inc., Class A*	364
2	Cheesecake Factory, Inc. (The)	84
7	Chico’s FAS, Inc.	109
1	Children’s Place Retail Stores, Inc. (The)*	53
1	Chipotle Mexican Grill, Inc.*	408
1	Choice Hotels International, Inc.	38
2	Christopher & Banks Corp.*	11
1	Churchill Downs, Inc.	81
1	Chuy’s Holdings, Inc.*	36
5	Cinemark Holdings, Inc.	147
1	Citi Trends, Inc.*	16
2	Clear Channel Outdoor Holdings, Inc., Class A*	15
12	Coach, Inc.	634
1	Columbia Sportswear Co.	57
114	Comcast Corp., Class A	4,798
1	Conn’s, Inc.*	67
3	Cooper Tire & Rubber Co.	96
3	Corinthian Colleges, Inc.*	7
1	Cracker Barrel Old Country Store, Inc.	98
4	Crocs, Inc.*	54
2	Crown Media Holdings, Inc., Class A*	6
3	CST Brands, Inc.*	88
3	Cumulus Media, Inc., Class A*	14
12	D.R. Horton, Inc.	214
6	Dana Holding Corp.	126
6	Darden Restaurants, Inc.	277
1	Deckers Outdoor Corp.*	59
14	Delphi Automotive PLC	770
4	Denny’s Corp.*	22
1	Destination Maternity Corp.	28
2	Destination XL Group, Inc.*	12
3	DeVry, Inc.	90
1	Dex Media, Inc.*	9
4	Dick’s Sporting Goods, Inc.	186
1	Digital Generation, Inc.*	12
1	Dillard’s, Inc., Class A	76
1	DineEquity, Inc.	66
23	DIRECTV*	1,338
11	Discovery Communications, Inc., Class A*	853
9	DISH Network Corp., Class A	405
14	Dollar General Corp.*	756
10	Dollar Tree, Inc.*	527
2	Domino’s Pizza, Inc.	123
1	Dorman Products, Inc.	50
3	DreamWorks Animation SKG, Inc., Class A*	85
1	Drew Industries, Inc.	42
2	DSW, Inc., Class A	172
5	Dunkin’ Brands Group, Inc.	215
1	E.W. Scripps Co. (The), Class A*	15
1	Education Management Corp.*	8
1	Entercom Communications Corp., Class A*	8
2	Entravision Communications Corp., Class A	10
1	Ethan Allen Interiors, Inc.	26
5	Expedia, Inc.	234
4	Express, Inc.*	84
4	Family Dollar Stores, Inc.	285
1	Federal-Mogul Corp.*	15

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Fiesta Restaurant Group, Inc.*	$33
5	Fifth & Pacific Cos., Inc.*	119
2	Finish Line, Inc. (The), Class A	42
1	Five Below, Inc.*	37
7	Foot Locker, Inc.	225
167	Ford Motor Co.	2,704
2	Fossil Group, Inc.*	232
2	Francesca’s Holdings Corp.*	48
2	Fred’s, Inc., Class A	31
1	Fuel Systems Solutions, Inc.*	19
1	G-III Apparel Group Ltd.*	46
5	GameStop Corp., Class A	251
10	Gannett Co., Inc.	241
12	Gap, Inc. (The)	485
5	Garmin Ltd.	204
36	General Motors Co.*	1,227
1	Genesco, Inc.*	62
6	Gentex Corp.	135
1	Gentherm, Inc.*	17
7	Genuine Parts Co.	539
1	Global Sources Ltd.*	6
4	GNC Holdings, Inc., Class A	203
11	Goodyear Tire & Rubber Co. (The)*	221
2	Grand Canyon Education, Inc.*	69
2	Gray Television, Inc.*	13
1	Group 1 Automotive, Inc.	77
18	Groupon, Inc.*	183
3	Guess?, Inc.	91
12	H&R Block, Inc.	335
4	Hanesbrands, Inc.	238
10	Harley-Davidson, Inc.	600
3	Harman International Industries, Inc.	192
2	Harte-Hanks, Inc.	17
5	Hasbro, Inc.	228
1	Haverty Furniture Cos., Inc.	24
1	Helen of Troy Ltd.*	40
1	hhgregg, Inc.*	18
1	Hibbett Sports, Inc.*	52
2	Hillenbrand, Inc.	49
63	Home Depot, Inc. (The)	4,693
2	HomeAway, Inc.*	63
5	Hovnanian Enterprises, Inc., Class A*	26
1	HSN, Inc.	54
2	Hyatt Hotels Corp., Class A*	87
2	Iconix Brand Group, Inc.*	66
11	International Game Technology	208
1	International Speedway Corp., Class A	31
19	Interpublic Group of Cos., Inc. (The)	299
2	Interval Leisure Group, Inc.	43
1	iRobot Corp.*	33
1	Isle of Capri Casinos, Inc.*	7
1	ITT Educational Services, Inc.*	29
7	J.C. Penney Co., Inc.*	87
2	Jack in the Box, Inc.*	79
1	JAKKS Pacific, Inc.	5
1	Jamba, Inc.*	13
5	Jarden Corp.*	215
2	John Wiley & Sons, Inc., Class A	88
30	Johnson Controls, Inc.	1,216
3	Jones Group, Inc. (The)	44
1	JoS. A. Bank Clothiers, Inc.*	40
2	Journal Communications, Inc., Class A*	14
1	K12, Inc.*	36
4	KB Home	64
1	Kirkland’s, Inc.*	20
10	Kohl’s Corp.	513
3	Krispy Kreme Doughnuts, Inc.*	59
10	L Brands, Inc.	574
3	Lamar Advertising Co., Class A*	126
17	Las Vegas Sands Corp.	958
2	La-Z-Boy, Inc.	43
3	LeapFrog Enterprises, Inc.*	29
30	Lear Corp.	2,062
6	Leggett & Platt, Inc.	174
7	Lennar Corp., Class A	223
1	Libbey, Inc.*	24
17	Liberty Global PLC, Class A*	1,321
23	Liberty Interactive Corp., Class A*	519
4	Liberty Media Corp.*	546
2	Liberty Ventures*	171
2	Life Time Fitness, Inc.*	100
3	LifeLock, Inc.*	38
1	Lincoln Educational Services Corp.	5
3	Lions Gate Entertainment Corp.*	105
1	Lithia Motors, Inc., Class A	66
6	Live Nation Entertainment, Inc.*	101
13	LKQ Corp.*	380
1	Loral Space & Communications, Inc.	66
47	Lowe’s Cos., Inc.	2,154
1	Luby’s, Inc.*	7
1	Lumber Liquidators Holdings, Inc.*	99
1	M/I Homes, Inc.*	19
1	Mac-Gray Corp.	14
17	Macy’s, Inc.	755
3	Madison Square Garden Co. (The), Class A*	175
1	Maidenform Brands, Inc.*	23
1	Marcus Corp.	12
1	MarineMax, Inc.*	12
10	Marriott International, Inc., Class A	400
1	Marriott Vacations Worldwide Corp.*	44
1	Martha Stewart Living Omnimedia, Class A*	2
15	Mattel, Inc.	607
1	Matthews International Corp., Class A	37
1	Mattress Firm Holding Corp.*	41
3	McClatchy Co. (The), Class A*	9
43	McDonald’s Corp.	4,057
2	MDC Holdings, Inc.	56
1	MDC Partners, Inc., Class A	22
1	Media General, Inc., Class A*	10
2	Men’s Wearhouse, Inc. (The)	75
2	Meredith Corp.	86
2	Meritage Homes Corp.*	80
16	MGM Resorts International*	283
9	Michael Kors Holdings Ltd.*	667
2	Modine Manufacturing Co.*	26
3	Mohawk Industries, Inc.*	352
1	Monro Muffler Brake, Inc.	44
1	Morgans Hotel Group Co.*	7
1	Morningstar, Inc.	75
1	Movado Group, Inc.	43
1	Multimedia Games Holding Co., Inc.*	39
2	National CineMedia, Inc.	36
1	Nautilus, Inc.*	6
2	Netflix, Inc.*	568
1	New York & Co., Inc.*	5
6	New York Times Co. (The), Class A*	67
12	Newell Rubbermaid, Inc.	304
22	News Corp., Class A*	345
1	Nexstar Broadcasting Group, Inc., Class A	34

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	NIKE, Inc., Class B	$1,947
6	Nordstrom, Inc.	334
1	Norwegian Cruise Line Holdings Ltd.*	31
1	Nutrisystem, Inc.	13
11	Office Depot, Inc.*	46
4	OfficeMax, Inc.	43
11	Omnicom Group, Inc.	667
1	Orbitz Worldwide, Inc.*	9
5	O’Reilly Automotive, Inc.*	614
4	Orient-Express Hotels Ltd., Class A*	48
1	Outerwall, Inc.*	62
1	Oxford Industries, Inc.	62
2	Pacific Sunwear of California, Inc.*	7
1	Panera Bread Co., Class A*	164
1	Papa John’s International, Inc.*	68
3	Penn National Gaming, Inc.*	158
2	Penske Automotive Group, Inc.	78
2	Pep Boys-Manny Moe & Jack (The)*	22
1	Perry Ellis International, Inc.	18
1	PetMed Express, Inc.	15
4	PetSmart, Inc.	282
4	Pier 1 Imports, Inc.	88
3	Pinnacle Entertainment, Inc.*	71
3	Polaris Industries, Inc.	328
2	Pool Corp.	104
2	priceline.com, Inc.*	1,877
17	PulteGroup, Inc.	262
4	PVH Corp.	515
6	Quiksilver, Inc.*	30
4	RadioShack Corp.*	13
3	Ralph Lauren Corp.	496
1	Reading International, Inc., Class A*	6
1	Red Robin Gourmet Burgers, Inc.*	65
4	Regal Entertainment Group, Class A	72
2	Regis Corp.	32
1	Remy International, Inc.	20
2	Rent-A-Center, Inc.	75
1	Restoration Hardware Holdings, Inc.*	70
10	Ross Stores, Inc.	673
7	Royal Caribbean Cruises Ltd.	257
3	Ruby Tuesday, Inc.*	22
1	rue21, inc.*	41
2	Ruth’s Hospitality Group, Inc.	24
2	Ryland Group, Inc. (The)	70
5	Saks, Inc.*	80
7	Sally Beauty Holdings, Inc.*	183
1	Scholastic Corp.	29
2	Scientific Games Corp., Class A*	29
5	Scripps Networks Interactive, Inc., Class A	368
2	Sears Holdings Corp.*	88
1	SeaWorld Entertainment, Inc.	30
2	Select Comfort Corp.*	49
9	Service Corp. International	163
2	SHFL Entertainment, Inc.*	46
1	Shoe Carnival, Inc.	25
2	Shutterfly, Inc.*	104
4	Signet Jewelers Ltd.	266
3	Sinclair Broadcast Group, Inc., Class A	72
134	Sirius XM Radio, Inc.	480
3	Six Flags Entertainment Corp.	99
2	Skechers U.S.A., Inc., Class A*	61
1	Skullcandy, Inc.*	5
3	Smith & Wesson Holding Corp.*	33
2	Sonic Automotive, Inc., Class A	44
2	Sonic Corp.*	32
3	Sotheby’s	138
1	Spartan Motors, Inc.	6
1	Speedway Motorsports, Inc.	18
1	Stage Stores, Inc.	19
1	Standard Motor Products, Inc.	31
6	Standard Pacific Corp.*	43
29	Staples, Inc.	403
32	Starbucks Corp.	2,257
8	Starwood Hotels & Resorts Worldwide, Inc.	512
5	Starz, Class A*	125
1	Stein Mart, Inc.	12
1	Steiner Leisure Ltd.*	56
2	Steven Madden Ltd.*	108
3	Stewart Enterprises, Inc., Class A	39
1	Stoneridge, Inc.*	12
1	Sturm Ruger & Co., Inc.	52
1	Superior Industries International, Inc.	17
28	Target Corp.	1,773
1	Taylor Morrison Home Corp., Class A*	21
3	Tempur Sealy International, Inc.*	116
3	Tenneco, Inc.*	138
4	Tesla Motors, Inc.*	676
3	Texas Roadhouse, Inc.	75
16	Thomson Reuters Corp.	526
2	Thor Industries, Inc.	102
5	Tiffany & Co.	386
1	Tile Shop Holdings, Inc.*	27
13	Time Warner Cable, Inc.	1,396
40	Time Warner, Inc.	2,421
31	TJX Cos., Inc.	1,634
7	Toll Brothers, Inc.*	214
1	Town Sports International Holdings, Inc.	12
3	Tractor Supply Co.	367
1	TRI Pointe Homes, Inc.*	14
5	TripAdvisor, Inc.*	370
5	TRW Automotive Holdings Corp.*	345
2	Tuesday Morning Corp.*	25
2	Tumi Holdings, Inc.*	41
2	Tupperware Brands Corp.	162
86	Twenty-First Century Fox, Inc.	2,694
3	Ulta Salon Cosmetics & Fragrance, Inc.*	298
4	Under Armour, Inc., Class A*	291
1	Unifi, Inc.*	23
1	Universal Electronics, Inc.*	30
1	Universal Technical Institute, Inc.	11
5	Urban Outfitters, Inc.*	210
2	Vail Resorts, Inc.	136
2	Valassis Communications, Inc.	55
2	ValueVision Media, Inc., Class A*	10
1	Vera Bradley, Inc.*	20
4	VF Corp.	749
21	Viacom, Inc., Class B	1,671
2	Visteon Corp.*	143
1	Vitacost.com, Inc.*	8
1	Vitamin Shoppe, Inc.*	42
1	VOXX International Corp.*	12
78	Walt Disney Co. (The)	4,745
1	Weight Watchers International, Inc.	36
12	Wendy’s Co. (The)	91
1	West Marine, Inc.*	11
4	Wet Seal, Inc. (The), Class A*	15
3	Whirlpool Corp.	386
1	William Lyon Homes, Class A*	21
4	Williams-Sonoma, Inc.	226

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Winnebago Industries, Inc.*	$22
2	WMS Industries, Inc.*	51
2	Wolverine World Wide, Inc.	112
1	World Wrestling Entertainment, Inc., Class A	10
6	Wyndham Worldwide Corp.	356
3	Wynn Resorts Ltd.	423
19	Yum! Brands, Inc.	1,330
1	Zagg, Inc.*	4
1	Zale Corp.*	12
1	Zumiez, Inc.*	27
		105,254
	Consumer Staples — 2.2%

4	Alliance One International, Inc.*	11
87	Altria Group, Inc.	2,947
1	Andersons, Inc. (The)	66
1	Annie’s, Inc.*	46
29	Archer-Daniels-Midland Co.	1,021
19	Avon Products, Inc.	376
2	B&G Foods, Inc.	68
7	Beam, Inc.	438
3	Boulder Brands, Inc.*	47
7	Brown-Forman Corp., Class B	469
6	Bunge Ltd.	455
1	Calavo Growers, Inc.	25
1	Cal-Maine Foods, Inc.	46
8	Campbell Soup Co.	345
2	Casey’s General Stores, Inc.	132
2	Central Garden and Pet Co., Class A*	12
1	Chefs’ Warehouse, Inc. (The)*	23
2	Chiquita Brands International, Inc.*	25
6	Church & Dwight Co., Inc.	356
6	Clorox Co. (The)	496
166	Coca-Cola Co. (The)	6,338
12	Coca-Cola Enterprises, Inc.	449
40	Colgate-Palmolive Co.	2,311
18	ConAgra Foods, Inc.	609
7	Constellation Brands, Inc., Class A*	380
19	Costco Wholesale Corp.	2,125
1	Crimson Wine Group Ltd.*	9
53	CVS Caremark Corp.	3,077
5	Darling International, Inc.*	101
4	Dean Foods Co.*	77
1	Diamond Foods, Inc.*	21
2	Dole Food Co., Inc.*	27
9	Dr. Pepper Snapple Group, Inc.	403
1	Elizabeth Arden, Inc.*	35
3	Energizer Holdings, Inc.	296
10	Estee Lauder Cos., Inc. (The), Class A	654
1	Fairway Group Holdings Corp.*	23
1	Female Health Co. (The)	9
7	Flowers Foods, Inc.	145
2	Fresh Del Monte Produce, Inc.	58
2	Fresh Market, Inc. (The)*	98
28	General Mills, Inc.	1,381
6	Green Mountain Coffee Roasters, Inc.*	518
2	Hain Celestial Group, Inc. (The)*	163
1	Harbinger Group, Inc.*	9
2	Harris Teeter Supermarkets, Inc.	98
4	Herbalife Ltd.	244
6	Hershey Co. (The)	552
5	Hillshire Brands Co. (The)	161
6	Hormel Foods Corp.	249
1	Ingles Markets, Inc., Class A	25
3	Ingredion, Inc.	189
1	Inter Parfums, Inc.	27
1	Inventure Foods, Inc.*	9
1	J&J Snack Foods Corp.	77
5	J.M. Smucker Co. (The)	531
11	Kellogg Co.	668
17	Kimberly-Clark Corp.	1,589
26	Kraft Foods Group, Inc.	1,346
23	Kroger Co. (The)	842
1	Lancaster Colony Corp.	74
5	Lifevantage Corp.*	12
16	Lorillard, Inc.	677
6	McCormick & Co., Inc. (Non-Voting)	406
9	Mead Johnson Nutrition Co.	675
1	Medifast, Inc.*	25
6	Molson Coors Brewing Co., Class B	293
77	Mondelez International, Inc., Class A	2,362
6	Monster Beverage Corp.*	344
1	Nash Finch Co.	24
3	Nu Skin Enterprises, Inc., Class A	251
1	Omega Protein Corp.*	9
1	Pantry, Inc. (The)*	11
67	PepsiCo, Inc.	5,342
71	Philip Morris International, Inc.	5,924
3	Pilgrim’s Pride Corp.*	46
1	Pinnacle Foods, Inc.	27
1	Post Holdings, Inc.*	43
2	Prestige Brands Holdings, Inc.*	65
1	Pricesmart, Inc.	86
119	Procter & Gamble Co. (The)	9,269
14	Reynolds American, Inc.	667
32	Rite Aid Corp.*	111
1	Roundy’s, Inc.	8
10	Safeway, Inc.	259
1	Sanderson Farms, Inc.	65
6	Smithfield Foods, Inc.*	201
2	Snyder’s-Lance, Inc.	54
1	Spartan Stores, Inc.	20
1	Spectrum Brands Holdings, Inc.	60
7	Star Scientific, Inc.*	14
9	SUPERVALU, Inc.*	64
1	Susser Holdings Corp.*	48
1	Synutra International, Inc.*	5
26	Sysco Corp.	832
1	Tootsie Roll Industries, Inc.	30
2	TreeHouse Foods, Inc.*	130
12	Tyson Foods, Inc., Class A	347
2	United Natural Foods, Inc.*	121
1	Universal Corp.	49
3	Vector Group Ltd.	49
41	Walgreen Co.	1,971
70	Wal-Mart Stores, Inc.	5,109
1	WD-40 Co.	58
6	WhiteWave Foods Co., Class A*	115
16	Whole Foods Market, Inc.	844
		70,523
	Energy — 2.4%

4	Abraxas Petroleum Corp.*	10
1	Alon USA Energy, Inc.	12
10	Alpha Natural Resources, Inc.*	61
1	Amyris, Inc.*	3
22	Anadarko Petroleum Corp.	2,011
17	Apache Corp.	1,457
2	Approach Resources, Inc.*	47
9	Arch Coal, Inc.	40
2	Atwood Oceanics, Inc.*	111

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	Baker Hughes, Inc.	$883
1	Basic Energy Services, Inc.*	12
2	Berry Petroleum Co., Class A	82
2	Bill Barrett Corp.*	43
1	Bonanza Creek Energy, Inc.*	40
5	BPZ Resources, Inc.*	11
2	Bristow Group, Inc.	131
2	C&J Energy Services, Inc.*	41
18	Cabot Oil & Gas Corp.	704
4	Cal Dive International, Inc.*	8
2	Callon Petroleum Co.*	9
11	Cameron International Corp.*	625
1	CARBO Ceramics, Inc.	82
2	Carrizo Oil & Gas, Inc.*	68
10	Cheniere Energy, Inc.*	280
25	Chesapeake Energy Corp.	645
84	Chevron Corp.	10,116
4	Cimarex Energy Co.	335
3	Clean Energy Fuels Corp.*	38
3	Cloud Peak Energy, Inc.*	47
12	Cobalt International Energy, Inc.*	293
2	Comstock Resources, Inc.	29
5	Concho Resources, Inc.*	483
53	ConocoPhillips	3,514
10	CONSOL Energy, Inc.	312
1	Contango Oil & Gas Co.	36
2	Continental Resources, Inc.*	184
1	Crimson Exploration, Inc.*	3
2	Crosstex Energy, Inc.	39
1	CVR Energy, Inc.	43
2	Delek U.S. Holdings, Inc.	50
16	Denbury Resources, Inc.*	277
18	Devon Energy Corp.	1,028
3	Diamond Offshore Drilling, Inc.	192
1	Diamondback Energy, Inc.*	40
3	Dresser-Rand Group, Inc.*	183
2	Dril-Quip, Inc.*	204
2	Emerald Oil, Inc.*	13
2	Endeavour International Corp.*	10
3	Energen Corp.	199
3	Energy XXI Bermuda Ltd.	80
12	EOG Resources, Inc.	1,885
1	EPL Oil & Gas, Inc.*	34
7	EQT Corp.	600
2	Equal Energy Ltd.	9
1	Era Group, Inc.*	25
1	Evolution Petroleum Corp.*	11
6	EXCO Resources, Inc.	44
2	Exterran Holdings, Inc.*	55
193	Exxon Mobil Corp.	16,822
10	FMC Technologies, Inc.*	536
5	Forest Oil Corp.*	28
2	Forum Energy Technologies, Inc.*	52
2	Frontline Ltd.*	5
2	FX Energy, Inc.*	7
1	GasLog Ltd.	14
2	Gastar Exploration Ltd.*	6
1	Geospace Technologies Corp.*	70
1	Global Geophysical Services, Inc.*	2
2	Golar LNG Ltd.	75
1	Goodrich Petroleum Corp.*	21
1	Green Plains Renewable Energy, Inc.*	16
1	Gulf Island Fabrication, Inc.	23
1	GulfMark Offshore, Inc., Class A	46
3	Gulfport Energy Corp.*	177
10	Halcon Resources Corp.*	47
40	Halliburton Co.	1,920
5	Helix Energy Solutions Group, Inc.*	125
4	Helmerich & Payne, Inc.	252
7	Hercules Offshore, Inc.*	50
13	Hess Corp.	973
9	HollyFrontier Corp.	400
2	Hornbeck Offshore Services, Inc.*	109
6	ION Geophysical Corp.*	29
7	Key Energy Services, Inc.*	47
29	Kinder Morgan, Inc.	1,100
2	KiOR, Inc., Class A*	4
1	Knightsbridge Tankers Ltd.	8
11	Kodiak Oil & Gas Corp.*	110
4	Kosmos Energy Ltd.*	41
1	L&L Energy, Inc.*	2
2	Laredo Petroleum Holdings, Inc.*	53
7	Magnum Hunter Resources Corp.*	33
31	Marathon Oil Corp.	1,067
14	Marathon Petroleum Corp.	1,015
2	Matador Resources Co.*	34
1	Matrix Service Co.*	16
10	McDermott International, Inc.*	75
1	Midstates Petroleum Co., Inc.*	5
1	Miller Energy Resources, Inc.*	6
1	Mitcham Industries, Inc.*	18
8	Murphy Oil Corp.	539
13	Nabors Industries Ltd.	200
19	National Oilwell Varco, Inc.	1,412
1	Natural Gas Services Group, Inc.*	27
6	Newfield Exploration Co.*	143
4	Newpark Resources, Inc.*	45
16	Noble Energy, Inc.	983
3	Nordic American Tankers Ltd.	23
3	Northern Oil and Gas, Inc.*	39
6	Nuverra Environmental Solutions, Inc.*	14
4	Oasis Petroleum, Inc.*	157
35	Occidental Petroleum Corp.	3,087
5	Oceaneering International, Inc.	388
2	Oil States International, Inc.*	178
5	Parker Drilling Co.*	29
6	Patterson-UTI Energy, Inc.	118
1	PBF Energy, Inc.	22
2	PDC Energy, Inc.*	115
12	Peabody Energy Corp.	206
2	Penn Virginia Corp.*	10
2	PetroQuest Energy, Inc.*	8
1	PHI, Inc. (Non-Voting)*	35
27	Phillips 66	1,542
3	Pioneer Energy Services Corp.*	20
6	Pioneer Natural Resources Co.	1,050
8	QEP Resources, Inc.	219
5	Quicksilver Resources, Inc.*	8
7	Range Resources Corp.	525
1	Renewable Energy Group, Inc.*	15
10	Rentech, Inc.	19
3	Resolute Energy Corp.*	24
2	Rex Energy Corp.*	42
1	RigNet, Inc.*	36
3	Rosetta Resources, Inc.*	140
5	Rowan Cos. PLC, Class A*	177
3	RPC, Inc.	43
1	Sanchez Energy Corp.*	24
21	SandRidge Energy, Inc.*	108
58	Schlumberger Ltd.	4,695
8	Scorpio Tankers, Inc.	75
1	SEACOR Holdings, Inc.	83

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15	Seadrill Ltd.	$694
2	SemGroup Corp., Class A	106
2	Ship Finance International Ltd.	31
3	SM Energy Co.	205
2	Solazyme, Inc.*	22
15	Southwestern Energy Co.*	573
29	Spectra Energy Corp.	960
2	Stone Energy Corp.*	55
7	Superior Energy Services, Inc.*	172
2	Swift Energy Co.*	23
2	Synergy Resources Corp.*	19
1	Targa Resources Corp.	68
2	Teekay Corp.	80
3	Teekay Tankers Ltd., Class A	8
1	Tesco Corp.*	15
6	Tesoro Corp.	277
3	TETRA Technologies, Inc.*	35
1	TGC Industries, Inc.	8
2	Tidewater, Inc.	108
3	Triangle Petroleum Corp.*	20
7	Ultra Petroleum Corp.*	145
2	Unit Corp.*	92
4	Uranium Energy Corp.*	9
5	Ur-Energy, Inc.*	5
3	Vaalco Energy, Inc.*	17
24	Valero Energy Corp.	853
9	Vantage Drilling Co.*	15
2	W&T Offshore, Inc.	31
3	Warren Resources, Inc.*	9
2	Western Refining, Inc.	59
1	Westmoreland Coal Co.*	13
5	Whiting Petroleum Corp.*	252
2	Willbros Group, Inc.*	18
30	Williams Cos., Inc. (The)	1,087
3	World Fuel Services Corp.	114
9	WPX Energy, Inc.*	168
2	ZaZa Energy Corp.*	2
		76,257
	Financials — 4.3%

1	1st Source Corp.	26
1	1st United Bancorp, Inc./FL	7
2	Acadia Realty Trust (REIT)	47
15	ACE Ltd.	1,316
2	Affiliated Managers Group, Inc.*	349
20	Aflac, Inc.	1,156
1	AG Mortgage Investment Trust, Inc. (REIT)	18
1	Agree Realty Corp. (REIT)	27
2	Alexander & Baldwin, Inc.*	72
3	Alexandria Real Estate Equities, Inc. (REIT)	185
1	Alleghany Corp.*	387
1	Allied World Assurance Co. Holdings AG	92
20	Allstate Corp. (The)	958
1	Altisource Residential Corp.*	19
2	Ambac Financial Group, Inc.*	44
1	American Assets Trust, Inc. (REIT)	30
5	American Campus Communities, Inc. (REIT)	167
17	American Capital Agency Corp. (REIT)	387
13	American Capital Ltd.*	162
3	American Capital Mortgage Investment Corp. (REIT)	60
3	American Equity Investment Life Holding Co.	59
41	American Express Co.	2,948
3	American Financial Group, Inc./OH	155
64	American International Group, Inc.*	2,973
7	American Realty Capital Properties, Inc. (REIT)	94
1	American Residential Properties, Inc. (REIT)*	17
17	American Tower Corp. (REIT)	1,181
9	Ameriprise Financial, Inc.	775
1	Ameris Bancorp*	19
1	AMERISAFE, Inc.	33
1	AmREIT, Inc. (REIT)	17
1	AmTrust Financial Services, Inc.	39
41	Annaly Capital Management, Inc. (REIT)	478
6	Anworth Mortgage Asset Corp. (REIT)	27
13	Aon PLC	863
6	Apartment Investment & Management Co., Class A (REIT)	165
2	Apollo Commercial Real Estate Finance, Inc. (REIT)	30
10	Apollo Investment Corp.	79
1	Apollo Residential Mortgage, Inc. (REIT)	15
6	Arch Capital Group Ltd.*	320
12	Ares Capital Corp.	211
1	Ares Commercial Real Estate Corp. (REIT)	13
1	Argo Group International Holdings Ltd.	41
1	Arlington Asset Investment Corp., Class A	23
1	Armada Hoffler Properties, Inc. (REIT)	9
16	ARMOUR Residential REIT, Inc. (REIT)	67
5	Arthur J. Gallagher & Co.	207
1	Artisan Partners Asset Management, Inc.	48
3	Ashford Hospitality Trust, Inc. (REIT)	35
3	Aspen Insurance Holdings Ltd.	107
7	Associated Banc-Corp	112
2	Associated Estates Realty Corp. (REIT)	28
3	Assurant, Inc.	159
7	Assured Guaranty Ltd.	139
4	Astoria Financial Corp.	49
6	AvalonBay Communities, Inc. (REIT)	743
5	Axis Capital Holdings Ltd.	215
1	Banc of California, Inc.	13
1	Banco Latinoamericano de Comercio Exterior S.A., Class E	24
1	Bancorp, Inc. (The)/DE*	16
4	BancorpSouth, Inc.	78
2	Bank Mutual Corp.	12
467	Bank of America Corp.	6,594
2	Bank of Hawaii Corp.	103
50	Bank of New York Mellon Corp. (The)	1,487
1	Bank of the Ozarks, Inc.	45
1	BankFinancial Corp.	8
3	BankUnited, Inc.	89
1	Banner Corp.	34
30	BB&T Corp.	1,019
3	BBCN Bancorp, Inc.	40
1	Beneficial Mutual Bancorp, Inc.*	9
78	Berkshire Hathaway, Inc., Class B*	8,675
1	Berkshire Hills Bancorp, Inc.	25
6	BGC Partners, Inc., Class A	34

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	BioMed Realty Trust, Inc. (REIT)	$147
3	BlackRock Kelso Capital Corp.	29
6	BlackRock, Inc.	1,562
1	BNC Bancorp	13
1	BofI Holding, Inc.*	65
1	BOK Financial Corp.	64
3	Boston Private Financial Holdings, Inc.	31
7	Boston Properties, Inc. (REIT)	717
7	Brandywine Realty Trust (REIT)	90
3	BRE Properties, Inc. (REIT)	144
3	Brookline Bancorp, Inc.	27
5	Brown & Brown, Inc.	156
1	Bryn Mawr Bank Corp.	25
1	Calamos Asset Management, Inc., Class A	10
4	Camden Property Trust (REIT)	247
3	Campus Crest Communities, Inc. (REIT)	32
1	Capital Bank Financial Corp., Class A*	20
1	Capital City Bank Group, Inc.*	12
25	Capital One Financial Corp.	1,614
1	Capital Southwest Corp.	33
8	CapitalSource, Inc.	92
6	Capitol Federal Financial, Inc.	73
4	CapLease, Inc. (REIT)	34
4	Capstead Mortgage Corp. (REIT)	47
1	Cardinal Financial Corp.	16
1	Cash America International, Inc.	43
3	Cathay General Bancorp	66
7	CBL & Associates Properties, Inc. (REIT)	134
4	CBOE Holdings, Inc.	184
12	CBRE Group, Inc., Class A*	262
3	Cedar Realty Trust, Inc. (REIT)	15
1	Center Bancorp, Inc.	14
1	CenterState Banks, Inc.	9
1	Central Pacific Financial Corp.	17
10	Chambers Street Properties (REIT)	73
48	Charles Schwab Corp. (The)	1,002
1	Charter Financial Corp./MD	10
1	Chatham Lodging Trust (REIT)	18
1	Chemical Financial Corp.	27
2	Chesapeake Lodging Trust (REIT)	44
45	Chimera Investment Corp. (REIT)	132
11	Chubb Corp. (The)	915
7	Cincinnati Financial Corp.	320
9	CIT Group, Inc.*	431
132	Citigroup, Inc.	6,380
1	Citizens & Northern Corp.	19
2	Citizens, Inc./TX*	15
1	City Holding Co.	41
2	City National Corp./CA	131
14	CME Group, Inc.	996
1	CNA Financial Corp.	35
1	CNB Financial Corp./PA	17
10	CNO Financial Group, Inc.	136
2	CoBiz Financial, Inc.	18
1	Cohen & Steers, Inc.	31
4	Colonial Properties Trust (REIT)	88
3	Colony Financial, Inc. (REIT)	59
2	Columbia Banking System, Inc.	46
8	Comerica, Inc.	327
3	Commerce Bancshares, Inc./MO	130
5	CommonWealth REIT (REIT)	123
2	Community Bank System, Inc.	66
1	Community Trust Bancorp, Inc.	38
1	Consumer Portfolio Services, Inc.*	6
1	CoreSite Realty Corp. (REIT)	30
4	Corporate Office Properties Trust (REIT)	91
5	Corrections Corp. of America (REIT)	165
7	Cousins Properties, Inc. (REIT)	70
4	Cowen Group, Inc., Class A*	13
1	Crawford & Co., Class B	8
6	CubeSmart (REIT)	100
2	Cullen/Frost Bankers, Inc.	142
1	Customers Bancorp, Inc.*	16
4	CVB Financial Corp.	51
1	CyrusOne, Inc. (REIT)	19
8	CYS Investments, Inc. (REIT)	61
13	DCT Industrial Trust, Inc. (REIT)	87
11	DDR Corp. (REIT)	171
2	DFC Global Corp.*	23
8	DiamondRock Hospitality Co. (REIT)	78
6	Digital Realty Trust, Inc. (REIT)	334
1	Dime Community Bancshares, Inc.	16
21	Discover Financial Services	992
6	Douglas Emmett, Inc. (REIT)	139
14	Duke Realty Corp. (REIT)	204
3	DuPont Fabros Technology, Inc. (REIT)	68
2	Dynex Capital, Inc. (REIT)	16
12	E*TRADE Financial Corp.*	168
1	Eagle Bancorp, Inc.*	25
6	East West Bancorp, Inc.	175
1	EastGroup Properties, Inc. (REIT)	56
5	Eaton Vance Corp.	193
5	Education Realty Trust, Inc. (REIT)	43
1	eHealth, Inc.*	28
1	Employers Holdings, Inc.	27
1	Encore Capital Group, Inc.*	43
2	Endurance Specialty Holdings Ltd.	100
1	Enterprise Financial Services Corp.	17
2	EPR Properties (REIT)	98
4	Equity Lifestyle Properties, Inc. (REIT)	139
3	Equity One, Inc. (REIT)	64
16	Equity Residential (REIT)	830
1	Erie Indemnity Co., Class A	74
1	ESB Financial Corp.	12
2	Essex Property Trust, Inc. (REIT)	287
3	EverBank Financial Corp.	42
1	Evercore Partners, Inc., Class A	45
2	Everest Re Group Ltd.	274
2	Excel Trust, Inc. (REIT)	23
5	Extra Space Storage, Inc. (REIT)	206
2	EZCORP, Inc., Class A*	34
3	Federal Realty Investment Trust (REIT)	292
4	Federated Investors, Inc., Class B	109
5	FelCor Lodging Trust, Inc. (REIT)*	28
10	Fidelity National Financial, Inc., Class A	237
1	Fidelity Southern Corp.	15
1	Fidus Investment Corp.	19
5	Fifth Street Finance Corp.	52
38	Fifth Third Bancorp	695
2	Financial Engines, Inc.	107
1	Financial Institutions, Inc.	19
5	First American Financial Corp.	104
3	First BanCorp./Puerto Rico*	19
1	First Bancorp/NC	14
3	First Busey Corp.	14
1	First Cash Financial Services, Inc.*	55
4	First Commonwealth Financial Corp.	29
1	First Community Bancshares, Inc./VA	15
1	First Connecticut Bancorp, Inc./CT	14

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	First Financial Bancorp	$45
1	First Financial Bankshares, Inc.	57
1	First Financial Holdings, Inc.	54
1	First Financial Northwest, Inc.	11
10	First Horizon National Corp.	111
5	First Industrial Realty Trust, Inc. (REIT)	76
1	First Interstate BancSystem, Inc.	23
4	First Marblehead Corp. (The)*	3
1	First Merchants Corp.	17
3	First Midwest Bancorp, Inc./IL	45
15	First Niagara Financial Group, Inc.	151
3	First Potomac Realty Trust (REIT)	37
5	First Republic Bank/CA	221
3	First Security Group, Inc./TN*	7
7	FirstMerit Corp.	148
1	Flagstar Bancorp, Inc.*	15
1	Flushing Financial Corp.	18
6	FNB Corp./PA	72
7	Forest City Enterprises, Inc., Class A*	125
2	Forestar Group, Inc.*	40
1	Fox Chase Bancorp, Inc.	17
18	Franklin Resources, Inc.	831
4	Franklin Street Properties Corp. (REIT)	49
8	Fulton Financial Corp.	97
2	FXCM, Inc., Class A	38
26	General Growth Properties, Inc. (REIT)	499
21	Genworth Financial, Inc., Class A*	248
3	Geo Group, Inc. (The) (REIT)	94
1	German American Bancorp, Inc.	24
1	Getty Realty Corp. (REIT)	18
3	GFI Group, Inc.	12
3	Glacier Bancorp, Inc.	71
1	Gladstone Capital Corp.	8
1	Gladstone Commercial Corp. (REIT)	18
1	Gladstone Investment Corp.	7
6	Glimcher Realty Trust (REIT)	59
20	Goldman Sachs Group, Inc. (The)	3,043
2	Golub Capital BDC, Inc.	35
2	Government Properties Income Trust (REIT)	47
3	Gramercy Property Trust, Inc. (REIT)*	12
1	Green Dot Corp., Class A*	23
1	Greenhill & Co., Inc.	47
1	Greenlight Capital Re Ltd., Class A*	27
1	GSV Capital Corp.*	12
1	Guaranty Bancorp	12
1	Hallmark Financial Services, Inc.*	8
1	Hampton Roads Bankshares, Inc.*	2
4	Hancock Holding Co.	129
1	Hanmi Financial Corp.	16
1	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12
2	Hanover Insurance Group, Inc. (The)	107
20	Hartford Financial Services Group, Inc.	592
4	Hatteras Financial Corp. (REIT)	73
4	HCC Insurance Holdings, Inc.	169
20	HCP, Inc. (REIT)	815
12	Health Care REIT, Inc. (REIT)	737
4	Healthcare Realty Trust, Inc. (REIT)	90
5	Healthcare Trust of America, Inc., Class A (REIT)	51
1	Heartland Financial USA, Inc.	27
3	Hercules Technology Growth Capital, Inc.	43
1	Heritage Commerce Corp.	7
1	Heritage Financial Corp./WA	15
1	Heritage Oaks Bancorp*	6
9	Hersha Hospitality Trust (REIT)	47
1	HFF, Inc., Class A	23
4	Highwoods Properties, Inc. (REIT)	135
3	Hilltop Holdings, Inc.*	47
2	Home BancShares, Inc./AR	51
1	Home Federal Bancorp, Inc./ID	13
3	Home Loan Servicing Solutions Ltd.	68
2	Home Properties, Inc. (REIT)	115
1	HomeStreet, Inc.	20
1	HomeTrust Bancshares, Inc.*	16
2	Horace Mann Educators Corp.	53
6	Hospitality Properties Trust (REIT)	162
32	Host Hotels & Resorts, Inc. (REIT)	545
2	Howard Hughes Corp. (The)*	204
23	Hudson City Bancorp, Inc.	211
2	Hudson Pacific Properties, Inc. (REIT)	40
1	Hudson Valley Holding Corp.	18
36	Huntington Bancshares, Inc./OH	297
1	Iberiabank Corp.	52
2	ICG Group, Inc.*	25
1	Imperial Holdings, Inc.*	7
1	Independent Bank Corp./MA	36
3	ING US, Inc.	86
4	Inland Real Estate Corp. (REIT)	39
2	Interactive Brokers Group, Inc., Class A	34
3	IntercontinentalExchange, Inc.*	539
2	International Bancshares Corp.	44
1	Intervest Bancshares Corp.*	7
1	INTL FCStone, Inc.*	19
19	Invesco Ltd.	577
6	Invesco Mortgage Capital, Inc. (REIT)	92
2	Investment Technology Group, Inc.*	34
2	Investors Bancorp, Inc.	42
4	Investors Real Estate Trust (REIT)	33
4	iStar Financial, Inc. (REIT)*	44
6	Janus Capital Group, Inc.	50
1	JAVELIN Mortgage Investment Corp. (REIT)	12
1	JMP Group, Inc.	6
2	Jones Lang LaSalle, Inc.	164
164	JPMorgan Chase & Co.	8,287
1	KCAP Financial, Inc.	8
3	KCG Holdings, Inc., Class A*	26
1	Kearny Financial Corp.*	10
2	Kemper Corp.	68
2	Kennedy-Wilson Holdings, Inc.	37
40	KeyCorp	467
3	Kilroy Realty Corp. (REIT)	146
18	Kimco Realty Corp. (REIT)	361
4	Kite Realty Group Trust (REIT)	23
4	Ladenburg Thalmann Financial Services, Inc.*	7
2	Lakeland Bancorp, Inc.	22
1	Lakeland Financial Corp.	31
4	LaSalle Hotel Properties (REIT)	106
6	Lazard Ltd., Class A	213
5	Legg Mason, Inc.	163
13	Leucadia National Corp.	324
7	Lexington Realty Trust (REIT)	82
6	Liberty Property Trust (REIT)	208
12	Lincoln National Corp.	504
13	Loews Corp.	578
2	LPL Financial Holdings, Inc.	74
2	LTC Properties, Inc. (REIT)	71
6	M&T Bank Corp.	680

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Macatawa Bank Corp.*	$4
6	Macerich Co. (The) (REIT)	338
4	Mack-Cali Realty Corp. (REIT)	86
2	Maiden Holdings Ltd.	26
2	Main Street Capital Corp.	58
1	MainSource Financial Group, Inc.	14
1	Manning & Napier, Inc.	15
1	Markel Corp.*	511
2	MarketAxess Holdings, Inc.	102
24	Marsh & McLennan Cos., Inc.	990
2	MB Financial, Inc.	54
6	MBIA, Inc.*	71
3	MCG Capital Corp.	15
12	McGraw Hill Financial, Inc.	700
2	Meadowbrook Insurance Group, Inc.	12
1	Medallion Financial Corp.	14
7	Medical Properties Trust, Inc. (REIT)	81
1	Medley Capital Corp.	13
1	Mercury General Corp.	44
39	MetLife, Inc.	1,801
1	Metro Bancorp, Inc.*	19
1	MetroCorp Bancshares, Inc.	10
16	MFA Financial, Inc. (REIT)	115
14	MGIC Investment Corp.*	101
2	Mid-America Apartment Communities, Inc. (REIT)	123
2	Monmouth Real Estate Investment Corp., Class A (REIT)	18
2	Montpelier Re Holdings Ltd.	50
8	Moody’s Corp.	508
66	Morgan Stanley	1,700
2	MPG Office Trust, Inc. (REIT)*	6
5	MSCI, Inc.*	188
1	MVC Capital, Inc.	13
5	NASDAQ OMX Group, Inc. (The)	149
2	National Bank Holdings Corp., Class A	39
1	National Health Investors, Inc. (REIT)	55
5	National Penn Bancshares, Inc.	50
5	National Retail Properties, Inc. (REIT)	153
1	Nationstar Mortgage Holdings, Inc.*	50
2	NBT Bancorp, Inc.	43
1	Nelnet, Inc., Class A	38
2	New Mountain Finance Corp.	29
11	New Residential Investment Corp. (REIT)	70
19	New York Community Bancorp, Inc.	278
3	New York Mortgage Trust, Inc. (REIT)	18
1	NewBridge Bancorp*	7
1	NewStar Financial, Inc.*	13
1	NGP Capital Resources Co.	6
10	Northern Trust Corp.	549
3	Northfield Bancorp, Inc./NJ	36
10	NorthStar Realty Finance Corp. (REIT)	88
4	Northwest Bancshares, Inc.	53
11	NYSE Euronext	460
1	OceanFirst Financial Corp.	16
4	Ocwen Financial Corp.*	202
2	OFG Bancorp	34
4	Old National Bancorp/IN	53
11	Old Republic International Corp.	156
5	Omega Healthcare Investors, Inc. (REIT)	142
1	One Liberty Properties, Inc. (REIT)	21
1	OneBeacon Insurance Group Ltd., Class A	14
2	Oritani Financial Corp.	31
1	Pacific Continental Corp.	13
1	Pacific Premier Bancorp, Inc.*	13
2	PacWest Bancorp	67
2	Park Sterling Corp.	12
2	Parkway Properties, Inc./MD (REIT)	33
2	PartnerRe Ltd.	174
3	Pebblebrook Hotel Trust (REIT)	77
1	PennantPark Floating Rate Capital Ltd.	13
3	PennantPark Investment Corp.	33
3	Pennsylvania Real Estate Investment Trust (REIT)	56
1	PennyMac Financial Services, Inc., Class A*	17
3	PennyMac Mortgage Investment Trust (REIT)	63
13	People’s United Financial, Inc.	185
2	PHH Corp.*	42
1	PICO Holdings, Inc.*	21
7	Piedmont Office Realty Trust, Inc., Class A (REIT)	120
2	Pinnacle Financial Partners, Inc.*	56
1	Piper Jaffray Cos.*	33
1	Platinum Underwriters Holdings Ltd.	58
7	Plum Creek Timber Co., Inc. (REIT)	310
23	PNC Financial Services Group, Inc. (The)	1,662
4	Popular, Inc.*	124
2	Portfolio Recovery Associates, Inc.*	106
2	Post Properties, Inc. (REIT)	90
2	Potlatch Corp. (REIT)	77
1	Preferred Bank/CA*	16
2	Primerica, Inc.	74
13	Principal Financial Group, Inc.	532
3	PrivateBancorp, Inc.	65
3	ProAssurance Corp.	141
26	Progressive Corp. (The)	652
22	Prologis, Inc. (REIT)	775
11	Prospect Capital Corp.	122
3	Prosperity Bancshares, Inc.	179
3	Protective Life Corp.	125
3	Provident Financial Services, Inc.	49
2	Provident New York Bancorp	20
20	Prudential Financial, Inc.	1,498
1	PS Business Parks, Inc. (REIT)	73
6	Public Storage (REIT)	916
7	Radian Group, Inc.	95
3	RAIT Financial Trust (REIT)	19
3	Ramco-Gershenson Properties Trust (REIT)	43
5	Raymond James Financial, Inc.	209
5	Rayonier, Inc. (REIT)	276
5	Realogy Holdings Corp.*	212
8	Realty Income Corp. (REIT)	316
4	Redwood Trust, Inc. (REIT)	71
4	Regency Centers Corp. (REIT)	190
61	Regions Financial Corp.	573
3	Reinsurance Group of America, Inc.	194
2	RenaissanceRe Holdings Ltd.	175
1	Renasant Corp.	25
1	Resource America, Inc., Class A	7
5	Resource Capital Corp. (REIT)	29
3	Retail Opportunity Investments Corp. (REIT)	39
6	Retail Properties of America, Inc., Class A (REIT)	80
1	RLI Corp.	78

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	RLJ Lodging Trust (REIT)	$115
1	Rockville Financial, Inc.	13
1	Rouse Properties, Inc. (REIT)	19
2	Ryman Hospitality Properties, Inc. (REIT)	66
1	S&T Bancorp, Inc.	22
1	S.Y. Bancorp, Inc.	27
2	Sabra Health Care REIT, Inc. (REIT)	44
1	Safeguard Scientifics, Inc.*	15
1	Safety Insurance Group, Inc.	50
1	Sandy Spring Bancorp, Inc.	22
3	Seacoast Banking Corp. of Florida*	6
6	SEI Investments Co.	179
1	Select Income REIT (REIT)	24
2	Selective Insurance Group, Inc.	46
8	Senior Housing Properties Trust (REIT)	182
1	Sierra Bancorp	14
2	Signature Bank/NY*	175
1	Silver Bay Realty Trust Corp. (REIT)	16
1	Simmons First National Corp., Class A	24
13	Simon Property Group, Inc. (REIT)	1,893
4	SL Green Realty Corp. (REIT)	349
19	SLM Corp.	456
2	Solar Capital Ltd.	44
1	Southside Bancshares, Inc.	25
1	Southwest Bancorp, Inc./OK*	14
1	Sovran Self Storage, Inc. (REIT)	66
16	Spirit Realty Capital, Inc. (REIT)	139
3	St. Joe Co. (The)*	58
2	STAG Industrial, Inc. (REIT)	40
2	StanCorp Financial Group, Inc.	105
7	Starwood Property Trust, Inc. (REIT)	175
1	State Auto Financial Corp.	19
1	State Bank Financial Corp.	15
20	State Street Corp.	1,334
1	StellarOne Corp.	20
1	Sterling Bancorp/NY	13
1	Sterling Financial Corp./WA	24
1	Stewart Information Services Corp.	31
3	Stifel Financial Corp.*	120
8	Strategic Hotels & Resorts, Inc. (REIT)*	65
1	Suffolk Bancorp*	17
3	Summit Hotel Properties, Inc. (REIT)	29
2	Sun Bancorp, Inc./NJ*	7
2	Sun Communities, Inc. (REIT)	86
7	Sunstone Hotel Investors, Inc. (REIT)*	84
23	SunTrust Banks, Inc.	736
8	Susquehanna Bancshares, Inc.	101
2	SVB Financial Group*	166
1	SWS Group, Inc.*	5
4	Symetra Financial Corp.	69
42	Synovus Financial Corp.	134
11	T. Rowe Price Group, Inc.	772
4	Tanger Factory Outlet Centers (REIT)	123
3	Taubman Centers, Inc. (REIT)	202
1	Taylor Capital Group, Inc.*	21
7	TCF Financial Corp.	98
1	TCP Capital Corp.	16
10	TD Ameritrade Holding Corp.	257
1	Tejon Ranch Co.*	30
1	Terreno Realty Corp. (REIT)	18
2	Texas Capital Bancshares, Inc.*	88
3	TFS Financial Corp.*	33
1	THL Credit, Inc.	16
1	Thomas Properties Group, Inc.	6
2	TICC Capital Corp.	19
1	Tompkins Financial Corp.	43
4	Torchmark Corp.	276
2	Tower Group International Ltd.	28
1	TowneBank/VA	14
16	Travelers Cos., Inc. (The)	1,278
1	Triangle Capital Corp.	29
1	Trico Bancshares	21
4	TrustCo Bank Corp./NY	23
3	Trustmark Corp.	75
16	Two Harbors Investment Corp. (REIT)	152
80	U.S. Bancorp/MN	2,890
11	UDR, Inc. (REIT)	248
1	UMB Financial Corp.	60
1	UMH Properties, Inc. (REIT)	10
5	Umpqua Holdings Corp.	81
1	Union First Market Bankshares Corp.	21
2	United Bankshares, Inc./WV	56
2	United Community Banks, Inc./GA*	29
2	United Community Financial Corp./OH*	8
1	United Financial Bancorp, Inc.	16
1	United Fire Group, Inc.	29
1	Universal Health Realty Income Trust (REIT)	40
1	Universal Insurance Holdings, Inc.	7
1	Univest Corp. of Pennsylvania	19
12	Unum Group	354
1	Urstadt Biddle Properties, Inc., Class A (REIT)	20
5	Validus Holdings Ltd.	173
9	Valley National Bancorp	91
1	VantageSouth Bancshares, Inc.*	6
13	Ventas, Inc. (REIT)	809
2	ViewPoint Financial Group, Inc.	40
1	Virginia Commerce Bancorp, Inc.*	15
8	Vornado Realty Trust (REIT)	650
5	W. R. Berkley Corp.	206
4	Waddell & Reed Financial, Inc., Class A	190
1	Walker & Dunlop, Inc.*	15
2	Walter Investment Management Corp.*	73
1	Washington Banking Co.	14
5	Washington Federal, Inc.	104
3	Washington Real Estate Investment Trust (REIT)	73
1	Washington Trust Bancorp, Inc.	30
4	Webster Financial Corp.	106
5	Weingarten Realty Investors (REIT)	144
209	Wells Fargo & Co.	8,586
1	WesBanco, Inc.	29
1	West Bancorp., Inc.	13
1	Westamerica Bancorp.	47
3	Western Alliance Bancorp.*	49
1	Western Asset Mortgage Capital Corp. (REIT)	16
1	Westfield Financial, Inc.	7
25	Weyerhaeuser Co. (REIT)	685
1	Whitestone REIT (REIT)	14
3	Wilshire Bancorp, Inc.	24
1	Winthrop Realty Trust (REIT)	12
2	Wintrust Financial Corp.	79
4	WisdomTree Investments, Inc.*	45
2	WP Carey, Inc. (REIT)	131
13	XL Group PLC	384
1	Yadkin Financial Corp.*	15
8	Zions Bancorp.	224
		137,884

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 3.1%

1	Abaxis, Inc.	$39
68	Abbott Laboratories	2,266
69	AbbVie, Inc.	2,940
2	Abiomed, Inc.*	47
2	Acadia Healthcare Co., Inc.*	77
3	ACADIA Pharmaceuticals, Inc.*	60
3	Accretive Health, Inc.*	28
3	Accuray, Inc.*	20
1	AcelRx Pharmaceuticals, Inc.*	10
4	Achillion Pharmaceuticals, Inc.*	26
2	Acorda Therapeutics, Inc.*	68
6	Actavis, Inc.*	811
1	Aegerion Pharmaceuticals, Inc.*	87
16	Aetna, Inc.	1,014
3	Affymetrix, Inc.*	17
15	Agilent Technologies, Inc.	700
2	Air Methods Corp.	82
3	Akorn, Inc.*	54
1	Albany Molecular Research, Inc.*	11
4	Alere, Inc.*	125
8	Alexion Pharmaceuticals, Inc.*	862
3	Align Technology, Inc.*	131
1	Alimera Sciences, Inc.*	4
5	Alkermes PLC*	159
13	Allergan, Inc.	1,149
8	Allscripts Healthcare Solutions, Inc.*	116
3	Alnylam Pharmaceuticals, Inc.*	155
3	Alphatec Holdings, Inc.*	6
1	AMAG Pharmaceuticals, Inc.*	24
1	Amedisys, Inc.*	16
10	AmerisourceBergen Corp.	569
32	Amgen, Inc.	3,486
1	Amicus Therapeutics, Inc.*	2
2	AMN Healthcare Services, Inc.*	27
1	Ampio Pharmaceuticals, Inc.*	7
1	Amsurg Corp.*	37
1	Anacor Pharmaceuticals, Inc.*	10
1	Analogic Corp.	75
1	AngioDynamics, Inc.*	11
1	Anika Therapeutics, Inc.*	23
5	Antares Pharma, Inc.*	22
9	Arena Pharmaceuticals, Inc.*	58
8	Ariad Pharmaceuticals, Inc.*	149
3	Arqule, Inc.*	8
5	Array BioPharma, Inc.*	28
1	ArthroCare Corp.*	32
4	Astex Pharmaceuticals, Inc.*	26
2	athenahealth, Inc.*	211
1	AtriCure, Inc.*	9
2	Auxilium Pharmaceuticals, Inc.*	35
6	AVANIR Pharmaceuticals, Inc., Class A*	31
2	AVEO Pharmaceuticals, Inc.*	4
23	Baxter International, Inc.	1,600
8	Becton, Dickinson and Co.	779
1	BioDelivery Sciences International, Inc.*	5
10	Biogen Idec, Inc.*	2,130
1	Biolase, Inc.*	2
6	BioMarin Pharmaceutical, Inc.*	393
1	Bio-Rad Laboratories, Inc., Class A*	114
1	Bio-Reference Labs, Inc.*	29
3	BioScrip, Inc.*	37
2	BioTime, Inc.*	8
58	Boston Scientific Corp.*	614
71	Bristol-Myers Squibb Co.	2,960
4	Brookdale Senior Living, Inc.*	100
5	Bruker Corp.*	100
3	C.R. Bard, Inc.	345
3	Cadence Pharmaceuticals, Inc.*	16
1	Cambrex Corp.*	14
1	Cantel Medical Corp.	26
1	Capital Senior Living Corp.*	21
15	Cardinal Health, Inc.	754
1	Cardiovascular Systems, Inc.*	21
10	CareFusion Corp.*	358
9	Catamaran Corp.*	494
18	Celgene Corp.*	2,520
5	Cell Therapeutics, Inc.*	5
4	Celldex Therapeutics, Inc.*	87
1	Cempra, Inc.*	9
2	Centene Corp.*	114
3	Cepheid, Inc.*	107
13	Cerner Corp.*	599
3	Cerus Corp.*	16
2	Charles River Laboratories International, Inc.*	92
3	Chelsea Therapeutics International Ltd.*	9
1	Chemed Corp.	70
1	ChemoCentryx, Inc.*	8
1	Chindex International, Inc.*	17
12	Cigna Corp.	944
1	Clovis Oncology, Inc.*	64
4	Community Health Systems, Inc.	157
1	CONMED Corp.	31
2	Cooper Cos., Inc. (The)	261
2	Corcept Therapeutics, Inc.*	3
1	Coronado Biosciences, Inc.*	8
2	Covance, Inc.*	162
20	Covidien PLC	1,188
1	Cross Country Healthcare, Inc.*	6
1	CryoLife, Inc.	6
3	Cubist Pharmaceuticals, Inc.*	190
3	Curis, Inc.*	13
1	Cutera, Inc.*	9
1	Cyberonics, Inc.*	51
1	Cynosure, Inc., Class A*	23
1	Cytokinetics, Inc.*	10
3	Cytori Therapeutics, Inc.*	6
4	DaVita HealthCare Partners, Inc.*	430
7	Dendreon Corp.*	20
6	DENTSPLY International, Inc.	252
2	Depomed, Inc.*	14
1	Derma Sciences, Inc.*	14
3	DexCom, Inc.*	81
1	Durata Therapeutics, Inc.*	8
5	Dyax Corp.*	22
8	Dynavax Technologies Corp.*	10
5	Edwards Lifesciences Corp.*	352
43	Eli Lilly & Co.	2,210
1	Emergent Biosolutions, Inc.*	18
2	Emeritus Corp.*	44
5	Endo Health Solutions, Inc.*	205
1	Endocyte, Inc.*	14
3	Endologix, Inc.*	47
1	Ensign Group, Inc. (The)	39
2	Enzon Pharmaceuticals, Inc.	3
3	Exact Sciences Corp.*	35
1	ExamWorks Group, Inc.*	23
8	Exelixis, Inc.*	40

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
35	Express Scripts Holding Co.*	$2,236
1	Fibrocell Science, Inc.*	5
2	Five Star Quality Care, Inc.*	10
1	Fluidigm Corp.*	20
12	Forest Laboratories, Inc.*	510
4	Galena Biopharma, Inc.*	9
2	GenMark Diagnostics, Inc.*	23
1	Genomic Health, Inc.*	32
1	Gentiva Health Services, Inc.*	11
6	Geron Corp.*	9
66	Gilead Sciences, Inc.*	3,978
2	Globus Medical, Inc., Class A*	35
1	Greatbatch, Inc.*	34
1	Greenway Medical Technologies, Inc.*	14
1	GTx, Inc.*	2
2	Haemonetics Corp.*	80
4	Halozyme Therapeutics, Inc.*	33
2	Hanger, Inc.*	61
1	Harvard Bioscience, Inc.*	5
12	HCA Holdings, Inc.	458
11	Health Management Associates, Inc., Class A*	141
3	Health Net, Inc.*	91
4	HealthSouth Corp.*	126
1	HealthStream, Inc.*	33
1	Healthways, Inc.*	19
1	HeartWare International, Inc.*	79
4	Henry Schein, Inc.*	404
3	Hill-Rom Holdings, Inc.	102
4	HMS Holdings Corp.*	100
12	Hologic, Inc.*	256
2	Horizon Pharma, Inc.*	5
7	Hospira, Inc.*	273
7	Humana, Inc.	645
1	ICU Medical, Inc.*	71
4	Idenix Pharmaceuticals, Inc.*	19
2	IDEXX Laboratories, Inc.*	188
5	Illumina, Inc.*	389
4	ImmunoGen, Inc.*	64
3	Immunomedics, Inc.*	18
3	Impax Laboratories, Inc.*	61
4	Incyte Corp.*	136
2	Infinity Pharmaceuticals, Inc.*	37
1	Insmed, Inc.*	15
2	Insulet Corp.*	67
1	Integra LifeSciences Holdings Corp.*	41
4	InterMune, Inc.*	57
2	Intuitive Surgical, Inc.*	773
1	Invacare Corp.	15
1	IPC The Hospitalist Co., Inc.*	51
4	Ironwood Pharmaceuticals, Inc.*	47
5	Isis Pharmaceuticals, Inc.*	129
2	Jazz Pharmaceuticals PLC*	175
122	Johnson & Johnson	10,542
4	Keryx Biopharmaceuticals, Inc.*	34
2	Kindred Healthcare, Inc.	29
4	Laboratory Corp. of America Holdings*	383
1	Lannett Co., Inc.*	13
10	Lexicon Pharmaceuticals, Inc.*	25
1	LHC Group, Inc.*	23
7	Life Technologies Corp.*	521
2	LifePoint Hospitals, Inc.*	90
1	Ligand Pharmaceuticals, Inc., Class B*	48
2	Luminex Corp.*	41
1	Magellan Health Services, Inc.*	56
2	MAKO Surgical Corp.*	30
3	Mallinckrodt PLC*	131
6	MannKind Corp.*	35
2	Masimo Corp.	49
10	McKesson Corp.	1,214
3	MedAssets, Inc.*	67
1	Medical Action Industries, Inc.*	5
3	Medicines Co. (The)*	95
1	Medidata Solutions, Inc.*	89
3	Medivation, Inc.*	170
2	MEDNAX, Inc.*	195
44	Medtronic, Inc.	2,277
131	Merck & Co., Inc.	6,195
3	Merge Healthcare, Inc.*	8
2	Meridian Bioscience, Inc.	45
2	Merit Medical Systems, Inc.*	26
4	Merrimack Pharmaceuticals, Inc.*	14
1	Mettler-Toledo International, Inc.*	220
4	MiMedx Group, Inc.*	25
1	Molina Healthcare, Inc.*	33
2	Momenta Pharmaceuticals, Inc.*	28
1	MWI Veterinary Supply, Inc.*	152
17	Mylan, Inc.*	601
3	Myriad Genetics, Inc.*	79
2	Nanosphere, Inc.*	4
1	Natus Medical, Inc.*	13
5	Navidea Biopharmaceuticals, Inc.*	15
5	Nektar Therapeutics*	61
1	Neogen Corp.*	54
1	NeoGenomics, Inc.*	2
3	Neurocrine Biosciences, Inc.*	44
1	NewLink Genetics Corp.*	17
6	Novavax, Inc.*	19
4	NPS Pharmaceuticals, Inc.*	100
2	NuVasive, Inc.*	47
3	NxStage Medical, Inc.*	37
1	Omeros Corp.*	5
5	Omnicare, Inc.	272
1	Omnicell, Inc.*	22
1	OncoGenex Pharmaceutical, Inc.*	9
3	Onyx Pharmaceuticals, Inc.*	371
8	Opko Health, Inc.*	74
2	Optimer Pharmaceuticals, Inc.*	25
2	OraSure Technologies, Inc.*	10
4	Orexigen Therapeutics, Inc.*	27
1	Orthofix International N.V.*	22
1	Osiris Therapeutics, Inc.*	17
3	Owens & Minor, Inc.	102
2	Pacific Biosciences of California, Inc.*	8
1	Pacira Pharmaceuticals, Inc.*	36
2	PAREXEL International Corp.*	93
4	Patterson Cos., Inc.	160
6	PDL BioPharma, Inc.	48
7	Peregrine Pharmaceuticals, Inc.*	10
5	PerkinElmer, Inc.	180
1	Pernix Therapeutics Holdings*	3
4	Perrigo Co.	486
290	Pfizer, Inc.	8,181
3	Pharmacyclics, Inc.*	334
1	PharMerica Corp.*	12
1	PhotoMedex, Inc.*	16
1	Pozen, Inc.*	5
3	Progenics Pharmaceuticals, Inc.*	17
1	Prothena Corp. PLC*	20
1	Puma Biotechnology, Inc.*	51
10	QIAGEN N.V.*	200
2	Quality Systems, Inc.	41

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Quest Diagnostics, Inc.	$410
2	Questcor Pharmaceuticals, Inc.	133
1	Quidel Corp.*	27
1	Quintiles Transnational Holdings, Inc.*	43
3	Raptor Pharmaceutical Corp.*	41
3	Regeneron Pharmaceuticals, Inc.*	727
1	Repligen Corp.*	10
1	Repros Therapeutics, Inc.*	21
6	ResMed, Inc.	283
4	Rigel Pharmaceuticals, Inc.*	13
2	Rockwell Medical, Inc.*	11
2	RTI Surgical, Inc.*	7
1	Sagent Pharmaceuticals, Inc.*	22
3	Salix Pharmaceuticals Ltd.*	201
2	Sangamo Biosciences, Inc.*	20
2	Santarus, Inc.*	45
1	Sarepta Therapeutics, Inc.*	34
2	Sciclone Pharmaceuticals, Inc.*	11
4	Seattle Genetics, Inc.*	170
2	Select Medical Holdings Corp.	17
5	Sequenom, Inc.*	15
2	SIGA Technologies, Inc.*	7
2	Sirona Dental Systems, Inc.*	130
1	Skilled Healthcare Group, Inc., Class A*	5
3	Solta Medical, Inc.*	6
2	Spectranetics Corp. (The)*	32
3	Spectrum Pharmaceuticals, Inc.	23
12	St. Jude Medical, Inc.	605
2	Staar Surgical Co.*	25
3	STERIS Corp.	123
14	Stryker Corp.	936
1	Sucampo Pharmaceuticals, Inc., Class A*	6
1	Sunesis Pharmaceuticals, Inc.*	5
1	Supernus Pharmaceuticals, Inc.*	7
1	SurModics, Inc.*	20
2	Symmetry Medical, Inc.*	16
1	Synageva BioPharma Corp.*	47
3	Synergy Pharmaceuticals, Inc.*	13
2	Synta Pharmaceuticals Corp.*	12
1	Targacept, Inc.*	5
3	Team Health Holdings, Inc.*	115
1	TearLab Corp.*	13
2	Techne Corp.	155
2	Teleflex, Inc.	154
4	Tenet Healthcare Corp.*	156
1	TESARO, Inc.*	35
1	TG Therapeutics, Inc.*	6
3	TherapeuticsMD, Inc.*	6
3	Theravance, Inc.*	108
16	Thermo Fisher Scientific, Inc.	1,421
2	Thoratec Corp.*	71
2	Threshold Pharmaceuticals, Inc.*	9
1	Tornier N.V.*	19
1	Triple-S Management Corp., Class B*	19
2	Trius Therapeutics, Inc.*	27
1	U.S. Physical Therapy, Inc.	28
4	Unilife Corp.*	14
2	United Therapeutics Corp.*	142
44	UnitedHealth Group, Inc.	3,157
2	Universal American Corp.	15
4	Universal Health Services, Inc., Class B	271
1	Vanda Pharmaceuticals, Inc.*	11
1	Vanguard Health Systems, Inc.*	21
5	Varian Medical Systems, Inc.*	352
1	Vascular Solutions, Inc.*	16
4	VCA Antech, Inc.*	109
1	Verastem, Inc.*	14
10	Vertex Pharmaceuticals, Inc.*	752
3	Vical, Inc.*	4
3	ViroPharma, Inc.*	90
4	Vivus, Inc.*	50
1	Vocera Communications, Inc.*	16
2	Volcano Corp.*	43
11	Warner Chilcott PLC, Class A	236
4	Waters Corp.*	395
2	WellCare Health Plans, Inc.*	127
13	WellPoint, Inc.	1,107
1	West Pharmaceutical Services, Inc.	74
2	Wright Medical Group, Inc.*	48
2	XenoPort, Inc.*	10
3	XOMA Corp.*	14
1	ZELTIQ Aesthetics, Inc.*	8
7	Zimmer Holdings, Inc.	554
3	ZIOPHARM Oncology, Inc.*	9
22	Zoetis, Inc.	641
3	Zogenix, Inc.*	5
		99,531
	Industrials — 2.8%

30	3M Co.	3,407
3	A. O. Smith Corp.	126
1	AAON, Inc.	23
2	AAR Corp.	50
2	ABM Industries, Inc.	48
2	Acacia Research Corp.	44
5	ACCO Brands Corp.*	33
2	Accuride Corp.*	10
1	Aceto Corp.	15
1	Acorn Energy, Inc.	6
3	Actuant Corp., Class A	107
2	Acuity Brands, Inc.	171
9	ADT Corp. (The)*	358
2	Advisory Board Co. (The)*	110
4	AECOM Technology Corp.*	117
2	Aegion Corp.*	43
1	Aerovironment, Inc.*	22
4	AGCO Corp.	226
3	Air Lease Corp.	77
2	Air Transport Services Group, Inc.*	13
3	Aircastle Ltd.	49
3	Alaska Air Group, Inc.	170
1	Albany International Corp., Class A	32
1	Allegiant Travel Co.	94
1	Alliant Techsystems, Inc.	97
1	Altra Holdings, Inc.	25
1	Ameresco, Inc., Class A*	9
2	American Superconductor Corp.*	5
11	AMETEK, Inc.	472
1	API Technologies Corp.*	3
1	Apogee Enterprises, Inc.	28
2	Applied Industrial Technologies, Inc.	95
2	ARC Document Solutions, Inc.*	9
1	Argan, Inc.	18
1	Arkansas Best Corp.	25
1	Armstrong World Industries, Inc.*	49
1	Astec Industries, Inc.	35
1	Astronics Corp.*	47
1	Atlas Air Worldwide Holdings, Inc.*	46
5	Avis Budget Group, Inc.*	134
1	AZZ, Inc.	38
4	B/E Aerospace, Inc.*	273

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Babcock & Wilcox Co. (The)	$155
2	Barnes Group, Inc.	63
2	Beacon Roofing Supply, Inc.*	73
2	Blount International, Inc.*	23
1	BlueLinx Holdings, Inc.*	2
33	Boeing Co. (The)	3,429
2	Brady Corp., Class A	66
2	Briggs & Stratton Corp.	38
2	Brink’s Co. (The)	52
2	Builders FirstSource, Inc.	11
7	C.H. Robinson Worldwide, Inc.	398
1	CAI International, Inc.*	22
13	Capstone Turbine Corp.*	14
3	Carlisle Cos., Inc.	200
2	Casella Waste Systems, Inc., Class A*	11
28	Caterpillar, Inc.	2,311
2	CBIZ, Inc.*	14
1	CDI Corp.	14
1	Ceco Environmental Corp.	13
1	Celadon Group, Inc.	18
2	Cenveo, Inc.*	6
1	Chart Industries, Inc.*	114
4	Chicago Bridge & Iron Co. N.V.	239
4	Cintas Corp.	191
1	CIRCOR International, Inc.	57
2	CLARCOR, Inc.	107
3	Clean Harbors, Inc.*	170
1	CNH Global N.V.	46
4	Colfax Corp.*	208
1	Columbus McKinnon Corp.*	21
2	Comfort Systems USA, Inc.	30
1	Commercial Vehicle Group, Inc.*	7
2	Con-way, Inc.	83
1	Copa Holdings S.A., Class A	131
5	Copart, Inc.*	159
1	Corporate Executive Board Co. (The)	65
5	Covanta Holding Corp.	106
2	Crane Co.	115
44	CSX Corp.	1,083
1	Cubic Corp.	50
8	Cummins, Inc.	986
2	Curtiss-Wright Corp.	84
26	Danaher Corp.	1,704
17	Deere & Co.	1,422
37	Delta Air Lines, Inc.	730
2	Deluxe Corp.	79
3	DigitalGlobe, Inc.*	91
6	Donaldson Co., Inc.	211
1	Douglas Dynamics, Inc.	14
7	Dover Corp.	595
2	Dun & Bradstreet Corp. (The)	199
1	Dycom Industries, Inc.*	25
1	Dynamic Materials Corp.	22
20	Eaton Corp. PLC	1,266
1	Echo Global Logistics, Inc.*	22
1	Edgen Group, Inc.*	7
3	EMCOR Group, Inc.	113
31	Emerson Electric Co.	1,871
1	Encore Wire Corp.	38
2	Energy Recovery, Inc.*	10
1	EnerNOC, Inc.*	15
2	EnerSys, Inc.	103
1	Engility Holdings, Inc.*	34
1	Ennis, Inc.	18
1	Enphase Energy, Inc.*	6
1	EnPro Industries, Inc.*	57
5	Equifax, Inc.	295
1	ESCO Technologies, Inc.	31
1	Esterline Technologies Corp.*	76
8	Exelis, Inc.	118
9	Expeditors International of Washington, Inc.	365
1	Exponent, Inc.	65
13	Fastenal Co.	572
3	Federal Signal Corp.*	35
14	FedEx Corp.	1,503
2	Flow International Corp.*	7
6	Flowserve Corp.	335
7	Fluor Corp.	444
7	Fortune Brands Home & Security, Inc.	258
1	Forward Air Corp.	37
2	Franklin Electric Co., Inc.	72
1	FreightCar America, Inc.	18
2	FTI Consulting, Inc.*	67
7	FuelCell Energy, Inc.*	9
2	Furmanite Corp.*	18
1	G&K Services, Inc., Class A	51
2	GATX Corp.	91
3	GenCorp, Inc.*	45
2	Generac Holdings, Inc.	79
2	General Cable Corp.	61
13	General Dynamics Corp.	1,082
448	General Electric Co.	10,367
2	Genesee & Wyoming, Inc., Class A*	173
1	Gibraltar Industries, Inc.*	13
1	Global Power Equipment Group, Inc.	19
1	Gorman-Rupp Co. (The)	35
1	GP Strategies Corp.*	25
3	Graco, Inc.	208
5	GrafTech International Ltd.*	39
2	Granite Construction, Inc.	57
3	Great Lakes Dredge & Dock Corp.	20
1	Greenbrier Cos., Inc.*	23
2	Griffon Corp.	22
1	H&E Equipment Services, Inc.	24
1	Hardinge, Inc.	14
3	Harsco Corp.	71
2	Hawaiian Holdings, Inc.*	14
3	Healthcare Services Group, Inc.	73
2	Heartland Express, Inc.	28
2	HEICO Corp.	125
1	Heidrick & Struggles International, Inc.	15
3	Herman Miller, Inc.	76
15	Hertz Global Holdings, Inc.*	360
4	Hexcel Corp.*	142
2	HNI Corp.	67
34	Honeywell International, Inc.	2,705
1	Houston Wire & Cable Co.	13
2	Hub Group, Inc., Class A*	74
3	Hubbell, Inc., Class B	304
2	Huntington Ingalls Industries, Inc.	127
1	Huron Consulting Group, Inc.*	48
1	ICF International, Inc.*	33
4	IDEX Corp.	237
3	IHS, Inc., Class A*	321
2	II-VI, Inc.*	39
16	Illinois Tool Works, Inc.	1,144
13	Ingersoll-Rand PLC	769
2	InnerWorkings, Inc.*	21
1	Innovative Solutions & Support, Inc.	7
1	Insperity, Inc.	32
1	Insteel Industries, Inc.	16

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Interface, Inc.	$53
7	Iron Mountain, Inc.	181
4	ITT Corp.	131
4	J.B. Hunt Transport Services, Inc.	288
6	Jacobs Engineering Group, Inc.*	350
10	JetBlue Airways Corp.*	61
1	John Bean Technologies Corp.	22
5	Joy Global, Inc.	246
1	Kaman Corp.	35
5	Kansas City Southern	527
3	KAR Auction Services, Inc.	80
1	Kaydon Corp.	28
6	KBR, Inc.	179
1	Kelly Services, Inc., Class A	18
3	Kennametal, Inc.	128
1	KEYW Holding Corp. (The)*	12
1	Kforce, Inc.	16
1	Kimball International, Inc., Class B	10
2	Kirby Corp.*	161
3	Knight Transportation, Inc.	49
2	Knoll, Inc.	30
2	Korn/Ferry International*	35
2	Kratos Defense & Security Solutions, Inc.*	17
4	L-3 Communications Holdings, Inc.	361
2	Landstar System, Inc.	109
1	Layne Christensen Co.*	19
2	Lennox International, Inc.	137
4	Lincoln Electric Holdings, Inc.	250
1	Lindsay Corp.	76
11	Lockheed Martin Corp.	1,347
1	LSI Industries, Inc.	7
1	Lydall, Inc.*	16
1	Manitex International, Inc.*	10
6	Manitowoc Co., Inc. (The)	120
3	Manpowergroup, Inc.	195
1	Marten Transport Ltd.	18
15	Masco Corp.	284
3	MasTec, Inc.*	95
2	Matson, Inc.	53
1	McGrath RentCorp	33
4	Meritor, Inc.*	30
1	Middleby Corp. (The)*	186
1	Mine Safety Appliances Co.	48
1	Mistras Group, Inc.*	18
2	Mobile Mini, Inc.*	61
2	Moog, Inc., Class A*	102
4	MRC Global, Inc.*	105
2	MSC Industrial Direct Co., Inc., Class A	152
1	Mueller Industries, Inc.	54
7	Mueller Water Products, Inc., Class A	53
1	Multi-Color Corp.	31
1	MYR Group, Inc.*	22
2	Navigant Consulting, Inc.*	27
2	Navistar International Corp.*	69
1	NCI Building Systems, Inc.*	12
9	Nielsen Holdings N.V.	310
1	NN, Inc.	14
3	Nordson Corp.	200
14	Norfolk Southern Corp.	1,010
10	Northrop Grumman Corp.	923
3	Odyssey Marine Exploration, Inc.*	9
3	Old Dominion Freight Line, Inc.*	130
2	On Assignment, Inc.*	60
3	Orbital Sciences Corp.*	52
1	Orion Marine Group, Inc.*	10
4	Oshkosh Corp.*	180
5	Owens Corning*	187
15	PACCAR, Inc.	804
2	Pacer International, Inc.*	12
5	Pall Corp.	346
6	Parker Hannifin Corp.	600
7	Pendrell Corp.*	13
9	Pentair Ltd.	541
1	Performant Financial Corp.*	11
1	PGT, Inc.*	10
1	Pike Electric Corp.	11
9	Pitney Bowes, Inc.	147
1	Ply Gem Holdings, Inc.*	15
1	PMFG, Inc.*	7
2	Polypore International, Inc.*	85
1	PowerSecure International, Inc.*	15
6	Precision Castparts Corp.	1,267
2	Primoris Services Corp.	45
1	Proto Labs, Inc.*	71
1	Quad/Graphics, Inc.	31
1	Quality Distribution, Inc.*	9
2	Quanex Building Products Corp.	33
9	Quanta Services, Inc.*	235
8	R.R. Donnelley & Sons Co.	133
2	Raven Industries, Inc.	58
14	Raytheon Co.	1,056
1	RBC Bearings, Inc.*	60
2	Regal-Beloit Corp.	127
2	Republic Airways Holdings, Inc.*	22
12	Republic Services, Inc.	390
2	Resources Connection, Inc.	24
1	Revolution Lighting Technologies, Inc.*	3
1	Rexnord Corp.*	19
1	Roadrunner Transportation Systems, Inc.*	27
6	Robert Half International, Inc.	212
6	Rockwell Automation, Inc.	583
6	Rockwell Collins, Inc.	425
3	Rollins, Inc.	74
4	Roper Industries, Inc.	495
1	RPX Corp.*	16
2	Rush Enterprises, Inc., Class A*	50
2	Ryder System, Inc.	111
1	Saia, Inc.*	30
1	Schawk, Inc.	12
2	Simpson Manufacturing Co., Inc.	63
2	SkyWest, Inc.	26
3	Snap-on, Inc.	281
1	SolarCity Corp.*	31
31	Southwest Airlines Co.	397
5	Spirit Aerosystems Holdings, Inc., Class A*	113
3	Spirit Airlines, Inc.*	94
2	SPX Corp.	148
1	Standard Parking Corp.*	22
1	Standex International Corp.	53
7	Stanley Black & Decker, Inc.	597
4	Steelcase, Inc., Class A	58
4	Stericycle, Inc.*	450
1	Sterling Construction Co., Inc.*	10
1	Sun Hydraulics Corp.	31
4	Swift Transportation Co.*	72
5	Swisher Hygiene, Inc.*	4
1	TAL International Group, Inc.*	43
2	Taser International, Inc.*	23
1	Team, Inc.*	39

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Tecumseh Products Co., Class A*	$10
2	Teledyne Technologies, Inc.*	154
1	Tennant Co.	51
5	Terex Corp.*	145
3	Tetra Tech, Inc.*	68
1	Textainer Group Holdings Ltd.	35
12	Textron, Inc.	323
1	Thermon Group Holdings, Inc.*	21
4	Timken Co.	224
2	Titan International, Inc.	32
1	Titan Machinery, Inc.*	18
1	TMS International Corp., Class A	17
3	Toro Co. (The)	158
3	Towers Watson & Co., Class A	247
2	TransDigm Group, Inc.	274
1	TRC Cos., Inc.*	7
1	Trex Co., Inc.*	44
2	Trimas Corp.*	70
3	Trinity Industries, Inc.	127
2	Triumph Group, Inc.	144
2	TrueBlue, Inc.*	49
2	Tutor Perini Corp.*	38
1	Ultrapetrol (Bahamas) Ltd.*	3
1	UniFirst Corp.	96
20	Union Pacific Corp.	3,071
15	United Continental Holdings, Inc.*	427
31	United Parcel Service, Inc., Class B	2,653
4	United Rentals, Inc.*	219
2	United Stationers, Inc.	79
40	United Technologies Corp.	4,004
1	Universal Forest Products, Inc.	37
3	URS Corp.	149
8	US Airways Group, Inc.*	129
1	US Ecology, Inc.	28
3	USG Corp.*	70
4	UTi Worldwide, Inc.	66
1	Valmont Industries, Inc.	135
7	Verisk Analytics, Inc., Class A*	435
1	Viad Corp.	23
1	Vicor Corp.*	8
3	W.W. Grainger, Inc.	742
3	Wabash National Corp.*	31
3	WABCO Holdings, Inc.*	234
1	WageWorks, Inc.*	42
5	Waste Connections, Inc.	212
20	Waste Management, Inc.	809
1	Watsco, Inc.	90
1	Watts Water Technologies, Inc., Class A	52
2	Werner Enterprises, Inc.	46
2	Wesco Aircraft Holdings, Inc.*	38
2	WESCO International, Inc.*	148
1	West Corp.	22
4	Westinghouse Air Brake Technologies Corp.	234
3	Woodward, Inc.	116
1	XPO Logistics, Inc.*	23
8	Xylem, Inc.	198
		87,587
	Information Technology — 4.4%

4	3D Systems Corp.*	206
2	Accelrys, Inc.*	18
28	Accenture PLC, Class A	2,023
2	ACI Worldwide, Inc.*	97
2	Active Network, Inc. (The)*	20
19	Activision Blizzard, Inc.	310
2	Actuate Corp.*	14
3	Acxiom Corp.*	75
22	Adobe Systems, Inc.*	1,006
3	ADTRAN, Inc.	72
2	Advanced Energy Industries, Inc.*	36
26	Advanced Micro Devices, Inc.*	85
1	Advent Software, Inc.	27
1	Aeroflex Holding Corp.*	7
1	Agilysys, Inc.*	11
8	Akamai Technologies, Inc.*	368
2	Alliance Data Systems Corp.*	391
1	Alpha & Omega Semiconductor Ltd.*	7
14	Altera Corp.	492
1	Ambarella, Inc.*	14
7	Amdocs Ltd.	258
1	American Software, Inc., Class A	8
3	Amkor Technology, Inc.*	12
7	Amphenol Corp., Class A	530
4	ANADIGICS, Inc.*	7
13	Analog Devices, Inc.	602
1	Anaren, Inc.*	25
2	Angie’s List, Inc.*	42
1	Anixter International, Inc.*	84
4	ANSYS, Inc.*	336
3	AOL, Inc.*	99
41	Apple, Inc.	19,969
52	Applied Materials, Inc.	781
3	Applied Micro Circuits Corp.*	32
5	ARRIS Group, Inc.*	78
5	Arrow Electronics, Inc.*	232
5	Aruba Networks, Inc.*	83
4	Aspen Technology, Inc.*	134
19	Atmel Corp.*	138
1	ATMI, Inc.*	25
10	Autodesk, Inc.*	367
21	Automatic Data Processing, Inc.	1,494
11	Avago Technologies Ltd.	424
1	AVG Technologies N.V.*	22
3	Aviat Networks, Inc.*	8
1	Avid Technology, Inc.*	5
6	Avnet, Inc.*	231
2	AVX Corp.	26
5	Axcelis Technologies, Inc.*	10
1	Badger Meter, Inc.	45
2	Bankrate, Inc.*	34
2	Bazaarvoice, Inc.*	21
2	Belden, Inc.	113
2	Benchmark Electronics, Inc.*	44
1	Black Box Corp.	27
2	Blackbaud, Inc.	72
2	Blucora, Inc.*	40
6	BMC Software, Inc.*	276
1	Booz Allen Hamilton Holding Corp.	20
2	Bottomline Technologies (de), Inc.*	54
1	Brightcove, Inc.*	9
25	Broadcom Corp., Class A	631
5	Broadridge Financial Solutions, Inc.	149
1	BroadSoft, Inc.*	32
19	Brocade Communications Systems, Inc.*	141
3	Brooks Automation, Inc.	26
14	CA, Inc.	409
1	Cabot Microelectronics Corp.*	36
1	CACI International, Inc., Class A*	67
12	Cadence Design Systems, Inc.*	162
2	CalAmp Corp.*	33

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Calix, Inc.*	$26
2	Callidus Software, Inc.*	15
1	Carbonite, Inc.*	15
2	Cardtronics, Inc.*	69
2	Cavium, Inc.*	76
1	CEVA, Inc.*	18
2	Checkpoint Systems, Inc.*	29
3	CIBER, Inc.*	11
4	Ciena Corp.*	80
3	Cirrus Logic, Inc.*	68
231	Cisco Systems, Inc.	5,385
8	Citrix Systems, Inc.*	566
2	Cognex Corp.	114
13	Cognizant Technology Solutions Corp., Class A*	953
1	Coherent, Inc.	56
1	Cohu, Inc.	10
2	CommVault Systems, Inc.*	168
7	Computer Sciences Corp.	351
1	Computer Task Group, Inc.	18
9	Compuware Corp.	96
2	comScore, Inc.*	57
1	Comtech Telecommunications Corp.	24
1	Comverse, Inc.*	30
2	Concur Technologies, Inc.*	195
1	Constant Contact, Inc.*	19
5	Convergys Corp.	88
4	CoreLogic, Inc.*	103
2	Cornerstone OnDemand, Inc.*	103
64	Corning, Inc.	899
1	CoStar Group, Inc.*	149
2	Cray, Inc.*	49
5	Cree, Inc.*	277
1	CSG Systems International, Inc.	24
1	CTS Corp.	14
6	Cypress Semiconductor Corp.*	68
2	Daktronics, Inc.	21
1	Datalink Corp.*	13
2	Dealertrack Technologies, Inc.*	79
54	Dell, Inc.	744
2	Demand Media, Inc.*	13
1	Demandware, Inc.*	42
2	Dice Holdings, Inc.*	17
3	Diebold, Inc.	85
1	Digi International, Inc.*	9
2	Digital River, Inc.*	35
2	Diodes, Inc.*	50
2	Dolby Laboratories, Inc., Class A	63
1	DSP Group, Inc.*	6
1	DST Systems, Inc.	71
1	DTS, Inc.*	20
1	E2open, Inc.*	20
4	EarthLink, Inc.	20
56	eBay, Inc.*	2,799
1	Ebix, Inc.	11
2	EchoStar Corp., Class A*	81
1	eGain Corp.*	14
1	Electro Rent Corp.	17
1	Electro Scientific Industries, Inc.	11
13	Electronic Arts, Inc.*	346
2	Electronics For Imaging, Inc.*	59
1	Ellie Mae, Inc.*	29
91	EMC Corp.	2,346
4	Emulex Corp.*	29
6	Entegris, Inc.*	56
4	Entropic Communications, Inc.*	17
1	Envestnet, Inc.*	28
1	EPAM Systems, Inc.*	32
1	EPIQ Systems, Inc.	12
2	Equinix, Inc.*	347
2	Euronet Worldwide, Inc.*	69
1	EVERTEC, Inc.	24
2	Exar Corp.*	24
1	ExlService Holdings, Inc.*	27
4	Extreme Networks*	15
3	F5 Networks, Inc.*	250
1	Fabrinet*	14
74	Facebook, Inc., Class A*	3,055
2	FactSet Research Systems, Inc.	205
2	Fair Isaac Corp.	100
6	Fairchild Semiconductor International, Inc.*	73
1	FARO Technologies, Inc.*	37
2	FEI Co.	157
13	Fidelity National Information Services, Inc.	578
4	Finisar Corp.*	82
3	First Solar, Inc.*	110
6	Fiserv, Inc.*	578
3	FleetCor Technologies, Inc.*	309
1	FleetMatics Group PLC*	49
6	FLIR Systems, Inc.	188
2	FormFactor, Inc.*	12
1	Forrester Research, Inc.	33
6	Fortinet, Inc.*	119
2	Freescale Semiconductor Ltd.*	29
3	Fusion-io, Inc.*	32
4	Gartner, Inc.*	232
7	Genpact Ltd.	135
3	Global Cash Access Holdings, Inc.*	23
1	Global Eagle Entertainment, Inc.*	9
3	Global Payments, Inc.	143
1	Globecomm Systems, Inc.*	14
2	Glu Mobile, Inc.*	5
12	Google, Inc., Class A*	10,163
1	GSI Group, Inc.*	8
1	GSI Technology, Inc.*	7
5	GT Advanced Technologies, Inc.*	32
1	Guidance Software, Inc.*	8
2	Guidewire Software, Inc.*	92
1	Hackett Group, Inc. (The)	6
4	Harmonic, Inc.*	28
5	Harris Corp.	283
2	Heartland Payment Systems, Inc.	74
84	Hewlett-Packard Co.	1,877
1	Higher One Holdings, Inc.*	7
1	Hittite Microwave Corp.*	61
1	Hutchinson Technology, Inc.*	3
3	IAC/InterActiveCorp	147
2	iGATE Corp.*	47
1	Imation Corp.*	4
1	Immersion Corp.*	13
1	Imperva, Inc.*	47
5	Infinera Corp.*	46
2	Infoblox, Inc.*	70
5	Informatica Corp.*	179
7	Ingram Micro, Inc., Class A*	155
1	Inphi Corp.*	13
2	Insight Enterprises, Inc.*	38
6	Integrated Device Technology, Inc.*	52
1	Integrated Silicon Solution, Inc.*	10
215	Intel Corp.	4,726

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Interactive Intelligence Group, Inc.*	$59
2	InterDigital, Inc.	71
3	Intermec, Inc.*	30
1	Intermolecular, Inc.*	6
2	Internap Network Services Corp.*	15
45	International Business Machines Corp.	8,202
3	International Rectifier Corp.*	72
6	Intersil Corp., Class A	62
2	IntraLinks Holdings, Inc.*	16
13	Intuit, Inc.	826
2	InvenSense, Inc.*	36
1	IPG Photonics Corp.	54
2	Itron, Inc.*	75
2	Ixia*	29
1	IXYS Corp.	9
2	j2 Global, Inc.	98
9	Jabil Circuit, Inc.	205
4	Jack Henry & Associates, Inc.	200
10	JDS Uniphase Corp.*	128
2	Jive Software, Inc.*	25
22	Juniper Networks, Inc.*	416
2	Kemet Corp.*	8
7	KLA-Tencor Corp.	386
3	Kopin Corp.*	10
1	KVH Industries, Inc.*	13
7	Lam Research Corp.*	327
5	Lattice Semiconductor Corp.*	24
4	Lender Processing Services, Inc.	128
3	Lexmark International, Inc., Class A	102
2	Limelight Networks, Inc.*	4
10	Linear Technology Corp.	383
4	LinkedIn Corp., Class A*	960
3	Lionbridge Technologies, Inc.*	11
1	Liquidity Services, Inc.*	30
1	Littelfuse, Inc.	74
2	LivePerson, Inc.*	19
1	LogMeIn, Inc.*	30
24	LSI Corp.*	178
2	LTX-Credence Corp.*	8
1	Manhattan Associates, Inc.*	88
1	ManTech International Corp., Class A	28
1	Marchex, Inc., Class B	7
17	Marvell Technology Group Ltd.	206
5	Mastercard, Inc., Class A	3,030
13	Maxim Integrated Products, Inc.	362
3	MAXIMUS, Inc.	113
1	MaxLinear, Inc., Class A*	8
1	Maxwell Technologies, Inc.*	9
1	Measurement Specialties, Inc.*	47
4	Mentor Graphics Corp.	89
1	Mercury Systems, Inc.*	9
2	Methode Electronics, Inc.	48
2	Micrel, Inc.	18
9	Microchip Technology, Inc.	349
45	Micron Technology, Inc.*	611
3	MICROS Systems, Inc.*	147
4	Microsemi Corp.*	103
362	Microsoft Corp.	12,091
2	Millennial Media, Inc.*	13
2	Mindspeed Technologies, Inc.*	6
1	Mitek Systems, Inc.*	5
2	MKS Instruments, Inc.	50
2	ModusLink Global Solutions, Inc.*	6
6	Molex, Inc.	174
1	MoneyGram International, Inc.*	20
2	Monolithic Power Systems, Inc.	61
2	Monotype Imaging Holdings, Inc.	52
5	Monster Worldwide, Inc.*	23
2	MoSys, Inc.*	7
10	Motorola Solutions, Inc.	560
2	Move, Inc.*	29
1	MTS Systems Corp.	60
1	Nanometrics, Inc.*	14
4	National Instruments Corp.	111
2	Navarre Corp.*	7
7	NCR Corp.*	249
1	Neonode, Inc.*	7
1	NeoPhotonics Corp.*	6
16	NetApp, Inc.	665
2	NETGEAR, Inc.*	58
2	Netscout Systems, Inc.*	50
2	NetSuite, Inc.*	199
3	NeuStar, Inc., Class A*	152
2	Newport Corp.*	31
3	NIC, Inc.	67
11	Nuance Communications, Inc.*	210
1	Numerex Corp., Class A*	10
25	NVIDIA Corp.	369
2	OmniVision Technologies, Inc.*	31
20	ON Semiconductor Corp.*	145
1	OpenTable, Inc.*	75
1	Oplink Communications, Inc.*	19
154	Oracle Corp.	4,906
1	OSI Systems, Inc.*	73
1	Palo Alto Networks, Inc.*	48
6	Pandora Media, Inc.*	111
1	Park Electrochemical Corp.	27
4	Parkervision, Inc.*	13
14	Paychex, Inc.	542
1	PC-Tel, Inc.	8
1	PDF Solutions, Inc.*	20
1	Pegasystems, Inc.	37
1	Peregrine Semiconductor Corp.*	11
1	Perficient, Inc.*	16
1	Pericom Semiconductor Corp.*	7
3	Photronics, Inc.*	22
2	Planet Payment, Inc.*	5
2	Plantronics, Inc.	86
1	Plexus Corp.*	33
2	PLX Technology, Inc.*	11
9	PMC-Sierra, Inc.*	56
7	Polycom, Inc.*	70
1	Power Integrations, Inc.	52
1	PRGX Global, Inc.*	6
1	Procera Networks, Inc.*	13
2	Progress Software Corp.*	49
1	Proofpoint, Inc.*	29
1	PROS Holdings, Inc.*	33
5	PTC, Inc.*	130
4	QLIK Technologies, Inc.*	131
4	QLogic Corp.*	42
75	QUALCOMM, Inc.	4,971
1	Qualys, Inc.*	20
9	Quantum Corp.*	13
1	QuinStreet, Inc.*	9
5	Rackspace Hosting, Inc.*	224
1	Radisys Corp.*	3
5	Rambus, Inc.*	41
2	RealD, Inc.*	16
1	RealNetworks, Inc.*	8
2	RealPage, Inc.*	41
8	Red Hat, Inc.*	404

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Responsys, Inc.*	$29
12	RF Micro Devices, Inc.*	60
1	Richardson Electronics Ltd.	11
7	Riverbed Technology, Inc.*	108
1	Rofin-Sinar Technologies, Inc.*	22
1	Rogers Corp.*	55
1	Rosetta Stone, Inc.*	15
4	Rovi Corp.*	72
1	Rubicon Technology, Inc.*	12
2	Ruckus Wireless, Inc.*	27
1	Rudolph Technologies, Inc.*	10
13	SAIC, Inc.	196
26	Salesforce.com, Inc.*	1,277
11	SanDisk Corp.	607
4	Sanmina Corp.*	65
1	Sapiens International Corp. N.V.	5
5	Sapient Corp.*	75
1	ScanSource, Inc.*	31
1	SciQuest, Inc.*	21
1	Seachange International, Inc.*	10
3	Semtech Corp.*	89
3	ServiceNow, Inc.*	141
3	ServiceSource International, Inc.*	36
3	ShoreTel, Inc.*	15
1	Sigma Designs, Inc.*	5
1	Silicon Graphics International Corp.*	15
3	Silicon Image, Inc.*	16
2	Silicon Laboratories, Inc.*	77
8	Skyworks Solutions, Inc.*	203
3	SolarWinds, Inc.*	109
3	Solera Holdings, Inc.	155
9	Sonus Networks, Inc.*	31
1	Sourcefire, Inc.*	75
2	Spansion, Inc., Class A*	21
1	Spark Networks, Inc.*	7
4	Splunk, Inc.*	221
1	SPS Commerce, Inc.*	62
3	SS&C Technologies Holdings, Inc.*	106
1	Stamps.com, Inc.*	42
1	STEC, Inc.*	7
1	Stratasys Ltd.*	107
10	SunEdison, Inc.*	74
2	SunPower Corp.*	43
1	Super Micro Computer, Inc.*	13
2	Support.com, Inc.*	10
2	Sykes Enterprises, Inc.*	34
30	Symantec Corp.	768
2	Symmetricom, Inc.*	10
1	Synaptics, Inc.*	39
1	Synchronoss Technologies, Inc.*	34
1	SYNNEX Corp.*	48
7	Synopsys, Inc.*	254
1	Syntel, Inc.	72
4	Take-Two Interactive Software, Inc.*	73
1	Tangoe, Inc.*	21
2	Tech Data Corp.*	98
1	TechTarget, Inc.*	4
2	TeleCommunication Systems, Inc., Class A*	5
1	Telenav, Inc.*	5
1	TeleTech Holdings, Inc.*	24
15	Tellabs, Inc.	33
7	Teradata Corp.*	410
8	Teradyne, Inc.*	123
2	Tessera Technologies, Inc.	37
48	Texas Instruments, Inc.	1,834
7	TIBCO Software, Inc.*	158
5	TiVo, Inc.*	58
7	Total System Services, Inc.	194
11	Trimble Navigation Ltd.*	278
7	TriQuint Semiconductor, Inc.*	53
1	Trulia, Inc.*	48
2	TTM Technologies, Inc.*	19
1	Tyler Technologies, Inc.*	74
1	Ubiquiti Networks, Inc.	35
1	Ultimate Software Group, Inc.*	140
1	Ultra Clean Holdings, Inc.*	7
1	Ultratech, Inc.*	28
2	Unisys Corp.*	50
4	United Online, Inc.	31
2	Universal Display Corp.*	69
4	Unwired Planet, Inc.*	7
3	ValueClick, Inc.*	63
4	Vantiv, Inc., Class A*	106
1	VASCO Data Security International, Inc.*	8
2	Veeco Instruments, Inc.*	70
5	VeriFone Systems, Inc.*	99
2	Verint Systems, Inc.*	66
6	VeriSign, Inc.*	288
2	ViaSat, Inc.*	127
2	VirnetX Holding Corp.*	39
1	Virtusa Corp.*	26
23	Visa, Inc., Class A	4,012
6	Vishay Intertechnology, Inc.*	74
1	Vishay Precision Group, Inc.*	14
1	Vistaprint N.V.*	53
4	VMware, Inc., Class A*	337
1	Vocus, Inc.*	9
1	Volterra Semiconductor Corp.*	23
3	Vringo, Inc.*	9
2	Web.com Group, Inc.*	56
2	WebMD Health Corp.*	63
2	Westell Technologies, Inc., Class A*	6
9	Western Digital Corp.	558
24	Western Union Co. (The)	421
2	WEX, Inc.*	160
2	Workday, Inc., Class A*	145
53	Xerox Corp.	529
11	Xilinx, Inc.	478
1	XO Group, Inc.*	12
39	Yahoo!, Inc.*	1,058
1	Yelp, Inc.*	52
2	Zebra Technologies Corp., Class A*	91
1	Zillow, Inc., Class A*	96
3	Zix Corp.*	13
1	Zygo Corp.*	14
25	Zynga, Inc., Class A*	71
		141,852
	Materials — 0.9%

1	A. Schulman, Inc.	27
1	A.M. Castle & Co.*	16
9	Air Products & Chemicals, Inc.	919
3	Airgas, Inc.	305
6	AK Steel Holding Corp.*	20
4	Albemarle Corp.	249
46	Alcoa, Inc.	354
5	Allegheny Technologies, Inc.	134
4	Allied Nevada Gold Corp.*	19
1	AMCOL International Corp.	33
1	American Vanguard Corp.	25

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Aptargroup, Inc.	$176
1	Arabian American Development Co.*	8
3	Ashland, Inc.	262
4	Avery Dennison Corp.	171
3	Axiall Corp.	120
1	Balchem Corp.	48
6	Ball Corp.	266
4	Bemis Co., Inc.	159
2	Berry Plastics Group, Inc.*	46
1	Boise Cascade Co.*	23
4	Boise, Inc.	34
3	Cabot Corp.	120
2	Calgon Carbon Corp.*	34
2	Carpenter Technology Corp.	107
7	Celanese Corp.	345
2	Century Aluminum Co.*	16
3	CF Industries Holdings, Inc.	571
4	Chemtura Corp.*	88
1	Clearwater Paper Corp.*	48
7	Cliffs Natural Resources, Inc.	146
4	Coeur Mining, Inc.*	58
5	Commercial Metals Co.	74
1	Compass Minerals International, Inc.	74
6	Crown Holdings, Inc.*	261
2	Cytec Industries, Inc.	150
1	Domtar Corp.	66
52	Dow Chemical Co. (The)	1,945
40	E.I. du Pont de Nemours & Co.	2,265
2	Eagle Materials, Inc.	128
7	Eastman Chemical Co.	532
11	Ecolab, Inc.	1,005
3	Ferro Corp.*	22
2	Flotek Industries, Inc.*	40
6	FMC Corp.	400
45	Freeport-McMoRan Copper & Gold, Inc.	1,360
1	FutureFuel Corp.	16
2	General Moly, Inc.*	3
3	Globe Specialty Metals, Inc.	39
1	Gold Resource Corp.	8
9	Graphic Packaging Holding Co.*	75
1	Greif, Inc., Class A	54
2	H.B. Fuller Co.	75
1	Haynes International, Inc.	44
3	Headwaters, Inc.*	26
14	Hecla Mining Co.	48
2	Horsehead Holding Corp.*	24
8	Huntsman Corp.	140
1	Innophos Holdings, Inc.	49
1	Innospec, Inc.	41
4	International Flavors & Fragrances, Inc.	316
19	International Paper Co.	897
2	Intrepid Potash, Inc.	25
1	Kaiser Aluminum Corp.	69
2	KapStone Paper and Packaging Corp.	84
1	Koppers Holdings, Inc.	39
1	Kraton Performance Polymers, Inc.*	19
1	Kronos Worldwide, Inc.	15
1	Landec Corp.*	13
6	Louisiana-Pacific Corp.*	90
1	LSB Industries, Inc.*	30
18	LyondellBasell Industries N.V., Class A	1,263
2	Martin Marietta Materials, Inc.	192
1	Materion Corp.	29
8	MeadWestvaco Corp.	287
5	Midway Gold Corp.*	5
2	Minerals Technologies, Inc.	89
5	Molycorp, Inc.*	30
23	Monsanto Co.	2,251
13	Mosaic Co. (The)	541
1	Myers Industries, Inc.	19
1	Neenah Paper, Inc.	37
21	Newmont Mining Corp.	667
1	Noranda Aluminum Holding Corp.	3
14	Nucor Corp.	637
3	Olin Corp.	69
1	OM Group, Inc.*	28
2	OMNOVA Solutions, Inc.*	15
7	Owens-Illinois, Inc.*	199
2	P. H. Glatfelter Co.	51
4	Packaging Corp. of America	212
6	Paramount Gold and Silver Corp.*	9
4	PolyOne Corp.	108
6	PPG Industries, Inc.	937
13	Praxair, Inc.	1,526
1	Quaker Chemical Corp.	66
3	Reliance Steel & Aluminum Co.	200
3	Resolute Forest Products, Inc.*	38
3	Rock-Tenn Co., Class A	333
3	Rockwood Holdings, Inc.	192
3	Royal Gold, Inc.	174
6	RPM International, Inc.	204
1	RTI International Metals, Inc.*	31
1	Schnitzer Steel Industries, Inc., Class A	25
1	Schweitzer-Mauduit International, Inc.	57
2	Scotts Miracle-Gro Co. (The), Class A	105
8	Sealed Air Corp.	227
2	Sensient Technologies Corp.	83
4	Sherwin-Williams Co. (The)	690
5	Sigma-Aldrich Corp.	412
2	Silgan Holdings, Inc.	94
4	Sonoco Products Co.	149
7	Southern Copper Corp.	192
10	Steel Dynamics, Inc.	153
1	Stepan Co.	56
5	Stillwater Mining Co.*	57
3	SunCoke Energy, Inc.*	47
4	Tahoe Resources, Inc.*	72
1	Taminco Corp.*	20
1	Texas Industries, Inc.*	59
1	Tredegar Corp.	22
1	U.S. Silica Holdings, Inc.	23
6	United States Steel Corp.	107
1	US Concrete, Inc.*	20
4	Valspar Corp. (The)	249
6	Vulcan Materials Co.	287
3	Walter Energy, Inc.	39
2	Wausau Paper Corp.	22
1	Westlake Chemical Corp.	101
2	Worthington Industries, Inc.	67
3	WR Grace & Co.*	241
1	Zep, Inc.	14
1	Zoltek Cos., Inc.*	14
		29,654
	Telecommunication Services — 0.6%

3	8x8, Inc.*	28
233	AT&T, Inc.	7,882
1	Boingo Wireless, Inc.*	7
1	Cbeyond, Inc.*	7
26	CenturyLink, Inc.	861
9	Cincinnati Bell, Inc.*	27

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Cogent Communications Group, Inc.	$62
2	Consolidated Communications Holdings, Inc.	33
13	Crown Castle International Corp.*	902
1	Fairpoint Communications, Inc.*	9
43	Frontier Communications Corp.	186
1	General Communication, Inc., Class A*	9
1	HickoryTech Corp.	10
1	IDT Corp., Class B	17
2	inContact, Inc.*	16
1	Inteliquent, Inc.	8
1	Intelsat S.A.*	23
3	Iridium Communications, Inc.*	20
2	Leap Wireless International, Inc.*	30
7	Level 3 Communications, Inc.*	157
1	Lumos Networks Corp.	16
1	magicJack VocalTec Ltd.*	14
7	NII Holdings, Inc.*	42
1	NTELOS Holdings Corp.	17
2	ORBCOMM, Inc.*	10
2	Premiere Global Services, Inc.*	19
1	Primus Telecommunications Group, Inc.	4
6	SBA Communications Corp., Class A*	450
1	Shenandoah Telecommunications Co.	17
37	Sprint Corp.*	248
4	Telephone & Data Systems, Inc.	111
7	T-Mobile US, Inc.*	163
3	Towerstream Corp.*	7
7	tw telecom, inc.*	200
1	United States Cellular Corp.	43
1	USA Mobility, Inc.	14
124	Verizon Communications, Inc.	5,875
7	Vonage Holdings Corp.*	22
26	Windstream Corp.	210
		17,776
	Utilities — 0.8%

27	AES Corp. (The)	343
5	AGL Resources, Inc.	220
2	ALLETE, Inc.	94
5	Alliant Energy Corp.	248
11	Ameren Corp.	372
21	American Electric Power Co., Inc.	899
1	American States Water Co.	53
8	American Water Works Co., Inc.	326
6	Aqua America, Inc.	182
5	Atlantic Power Corp.	20
4	Atmos Energy Corp.	161
3	Avista Corp.	79
2	Black Hills Corp.	96
2	California Water Service Group	40
17	Calpine Corp.*	329
19	CenterPoint Energy, Inc.	436
3	Cleco Corp.	135
12	CMS Energy Corp.	318
13	Consolidated Edison, Inc.	731
1	Consolidated Water Co., Ltd.	13
25	Dominion Resources, Inc.	1,459
8	DTE Energy Co.	535
31	Duke Energy Corp.	2,034
4	Dynegy, Inc.*	78
14	Edison International	642
2	El Paso Electric Co.	69
2	Empire District Electric Co. (The)	42
8	Entergy Corp.	506
37	Exelon Corp.	1,128
18	FirstEnergy Corp.	674
1	Genie Energy Ltd., Class B*	8
7	Great Plains Energy, Inc.	153
4	Hawaiian Electric Industries, Inc.	100
2	IDACORP, Inc.	96
3	Integrys Energy Group, Inc.	168
2	ITC Holdings Corp.	178
1	Laclede Group, Inc. (The)	45
8	MDU Resources Group, Inc.	214
1	MGE Energy, Inc.	52
1	Middlesex Water Co.	20
3	National Fuel Gas Co.	196
2	New Jersey Resources Corp.	86
18	NextEra Energy, Inc.	1,446
14	NiSource, Inc.	410
14	Northeast Utilities	574
1	Northwest Natural Gas Co.	41
2	NorthWestern Corp.	80
14	NRG Energy, Inc.	367
10	NV Energy, Inc.	234
9	OGE Energy Corp.	317
9	ONEOK, Inc.	463
1	Ormat Technologies, Inc.	25
2	Otter Tail Corp.	53
11	Pepco Holdings, Inc.	208
19	PG&E Corp.	786
3	Piedmont Natural Gas Co., Inc.	97
5	Pinnacle West Capital Corp.	271
3	PNM Resources, Inc.	66
3	Portland General Electric Co.	86
27	PPL Corp.	829
22	Public Service Enterprise Group, Inc.	713
1	Pure Cycle Corp.*	5
8	Questar Corp.	175
6	SCANA Corp.	289
11	Sempra Energy	929
1	SJW Corp.	26
1	South Jersey Industries, Inc.	58
38	Southern Co. (The)	1,582
2	Southwest Gas Corp.	94
9	TECO Energy, Inc.	149
5	UGI Corp.	196
2	UIL Holdings Corp.	76
1	Unitil Corp.	28
2	UNS Energy Corp.	91
4	Vectren Corp.	130
5	Westar Energy, Inc.	156
2	WGL Holdings, Inc.	83
10	Wisconsin Energy Corp.	410
22	Xcel Energy, Inc.	614
1	York Water Co.	20
		25,755

	Total Common Stocks
	(Cost $837,572)	792,073

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

1	Stellus Capital Investment Corp.	15

	Total Investment Company
	(Cost $16)	15

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
Rights — 0.0%
1	Omthera Pharmaceuticals, Inc., at $4.70*^	$—
33	Unwired Planet, Inc., expiring 09/09/13 at $1.66*^	—
Total Rights
	(Cost $—)	—

No. of Warrants
	Warrants — 0.0%‡
—#	Tejon Ranch Co., expiring 08/31/16 at $40.00*	1
	Total Warrants
	(Cost $—)	1

Principal Amount
	U.S. Government & Agency Securities (a) — 2.6%
	Federal Home Loan Bank
$74,384	0.00%, due 09/03/13	74,384
	Federal National Mortgage Association
8,629	0.01%, due 09/03/13	8,629
	Total U.S. Government & Agency Securities (Cost $83,013)	83,013

	Repurchase Agreements (a)(b) — 26.4%
843,954	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $843,957	843,954
	Total Repurchase Agreements (Cost $843,954)	843,954

	Total Investment Securities (Cost $1,764,555) — 53.8%	1,719,056
	Other assets less liabilities — 46.2%	1,475,500
	Net Assets — 100.0%	$3,194,556

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $0 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one warrant.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $383,494.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,511
Aggregate gross unrealized depreciation	(58,695)
Net unrealized depreciation	$(53,184)
Federal income tax cost of investments	$1,772,240

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$707,209	$(113)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	596,011	386,920

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	160,588	491,620

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	1,737,087	148,895

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	263,710	19,369

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	306,748	112,480

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 Index Fund	1,825,600	244,227

		$1,403,398

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.1%
	Consumer Discretionary — 7.2%

4,510	Abercrombie & Fitch Co., Class A	$159,248
20,956	Amazon.com, Inc.*	5,888,217
2,236	AutoNation, Inc.*	104,511
2,094	AutoZone, Inc.*	879,354
12,572	Bed Bath & Beyond, Inc.*	927,059
15,445	Best Buy Co., Inc.	556,020
6,649	BorgWarner, Inc.	642,160
12,443	Cablevision Systems Corp., Class A	220,614
12,920	CarMax, Inc.*	614,475
25,545	Carnival Corp.	921,919
32,828	CBS Corp. (Non-Voting), Class B	1,677,511
1,779	Chipotle Mexican Grill, Inc.*	726,134
16,166	Coach, Inc.	853,726
151,498	Comcast Corp., Class A	6,376,551
16,129	D.R. Horton, Inc.	287,903
7,469	Darden Restaurants, Inc.	345,143
16,729	Delphi Automotive PLC	920,430
32,132	DIRECTV*	1,869,440
14,077	Discovery Communications, Inc., Class A*	1,091,108
17,325	Dollar General Corp.*	935,030
12,876	Dollar Tree, Inc.*	678,565
5,362	Expedia, Inc.	250,727
5,492	Family Dollar Stores, Inc.	390,975
226,154	Ford Motor Co.	3,661,433
3,041	Fossil Group, Inc.*	353,182
6,849	GameStop Corp., Class A	343,888
13,169	Gannett Co., Inc.	317,241
16,681	Gap, Inc. (The)	674,580
6,303	Garmin Ltd.	256,973
44,284	General Motors Co.*	1,509,199
8,912	Genuine Parts Co.	686,313
14,126	Goodyear Tire & Rubber Co. (The)*	284,215
15,662	H&R Block, Inc.	437,126
12,895	Harley-Davidson, Inc.	773,442
3,907	Harman International Industries, Inc.	250,126
6,623	Hasbro, Inc.	301,876
84,037	Home Depot, Inc. (The)	6,259,916
14,983	International Game Technology	283,029
24,644	Interpublic Group of Cos., Inc. (The)	387,404
8,195	J.C. Penney Co., Inc.*	102,274
39,405	Johnson Controls, Inc.	1,597,085
11,723	Kohl’s Corp.	601,507
13,816	L Brands, Inc.	792,486
8,217	Leggett & Platt, Inc.	237,636
9,520	Lennar Corp., Class A	302,831
61,694	Lowe’s Cos., Inc.	2,826,819
22,071	Macy’s, Inc.	980,615
13,780	Marriott International, Inc., Class A	551,062
19,866	Mattel, Inc.	804,573
57,679	McDonald’s Corp.	5,442,590
3,228	Netflix, Inc.*	916,461
16,600	Newell Rubbermaid, Inc.	419,980
28,628	News Corp., Class A*	449,460
41,641	NIKE, Inc., Class B	2,615,888
8,556	Nordstrom, Inc.	476,826
14,874	Omnicom Group, Inc.	902,108
6,355	O’Reilly Automotive, Inc.*	779,822
5,943	PetSmart, Inc.	418,565
2,967	priceline.com, Inc.*	2,784,619
19,616	PulteGroup, Inc.	301,890
4,667	PVH Corp.	600,876
3,502	Ralph Lauren Corp.	579,266
12,648	Ross Stores, Inc.	850,704
4,892	Scripps Networks Interactive, Inc., Class A	359,709
38,193	Staples, Inc.	531,265
43,070	Starbucks Corp.	3,037,296
11,189	Starwood Hotels & Resorts Worldwide, Inc.	715,425
36,918	Target Corp.	2,337,279
6,898	Tiffany & Co.	531,905
16,742	Time Warner Cable, Inc.	1,797,254
53,631	Time Warner, Inc.	3,246,284
41,410	TJX Cos., Inc.	2,183,135
6,350	TripAdvisor, Inc.*	469,710
114,512	Twenty-First Century Fox, Inc.	3,587,661
6,338	Urban Outfitters, Inc.*	265,752
5,042	VF Corp.	943,913
25,666	Viacom, Inc., Class B	2,041,987
103,605	Walt Disney Co. (The)	6,302,292
259	Washington Post Co. (The), Class B	146,076
4,551	Whirlpool Corp.	585,486
7,813	Wyndham Worldwide Corp.	463,780
4,589	Wynn Resorts Ltd.	647,233
25,877	Yum! Brands, Inc.	1,811,908
		102,438,056
	Consumer Staples — 6.1%

115,557	Altria Group, Inc.	3,915,071
37,911	Archer-Daniels-Midland Co.	1,334,846
24,914	Avon Products, Inc.	492,550
9,258	Beam, Inc.	580,014
8,727	Brown-Forman Corp., Class B	584,622
10,266	Campbell Soup Co.	443,286
7,573	Clorox Co. (The)	626,287
220,348	Coca-Cola Co. (The)	8,412,887
14,820	Coca-Cola Enterprises, Inc.	554,268
50,438	Colgate-Palmolive Co.	2,913,803
23,978	ConAgra Foods, Inc.	810,936
8,868	Constellation Brands, Inc., Class A*	481,089
25,123	Costco Wholesale Corp.	2,810,510
70,441	CVS Caremark Corp.	4,089,100
11,735	Dr. Pepper Snapple Group, Inc.	525,259
13,834	Estee Lauder Cos., Inc. (The), Class A	904,190
37,091	General Mills, Inc.	1,829,328
8,622	Hershey Co. (The)	792,793
7,774	Hormel Foods Corp.	322,077
6,174	J.M. Smucker Co. (The)	655,308
14,597	Kellogg Co.	886,184
22,125	Kimberly-Clark Corp.	2,068,245
34,199	Kraft Foods Group, Inc.	1,770,482
29,917	Kroger Co. (The)	1,094,962
21,733	Lorillard, Inc.	919,306
7,588	McCormick & Co., Inc. (Non-Voting)	513,328
11,647	Mead Johnson Nutrition Co.	873,874
9,033	Molson Coors Brewing Co., Class B	440,720

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
102,657	Mondelez International, Inc., Class A	$3,148,490
8,310	Monster Beverage Corp.*	476,911
88,963	PepsiCo, Inc.	7,093,020
94,086	Philip Morris International, Inc.	7,850,536
157,671	Procter & Gamble Co. (The)	12,280,994
18,315	Reynolds American, Inc.	872,344
13,871	Safeway, Inc.	359,259
34,143	Sysco Corp.	1,093,259
16,334	Tyson Foods, Inc., Class A	472,869
49,599	Walgreen Co.	2,384,224
94,251	Wal-Mart Stores, Inc.	6,878,438
19,844	Whole Foods Market, Inc.	1,046,771
		85,602,440
	Energy — 6.3%

28,848	Anadarko Petroleum Corp.	2,637,284
22,543	Apache Corp.	1,931,484
25,421	Baker Hughes, Inc.	1,181,822
24,252	Cabot Oil & Gas Corp.	948,981
14,270	Cameron International Corp.*	810,393
29,853	Chesapeake Energy Corp.	770,506
111,544	Chevron Corp.	13,433,244
70,334	ConocoPhillips	4,663,144
13,152	CONSOL Energy, Inc.	410,737
21,469	Denbury Resources, Inc.*	371,199
21,722	Devon Energy Corp.	1,240,109
4,001	Diamond Offshore Drilling, Inc.	256,184
13,400	Ensco PLC, Class A	744,504
15,654	EOG Resources, Inc.	2,458,461
8,652	EQT Corp.	741,649
255,796	Exxon Mobil Corp.	22,295,179
13,643	FMC Technologies, Inc.*	731,674
49,721	Halliburton Co.	2,386,608
6,123	Helmerich & Payne, Inc.	385,994
17,179	Hess Corp.	1,285,848
36,347	Kinder Morgan, Inc.	1,378,642
40,776	Marathon Oil Corp.	1,403,918
18,684	Marathon Petroleum Corp.	1,354,777
10,438	Murphy Oil Corp.	703,730
16,949	Nabors Industries Ltd.	261,015
24,583	National Oilwell Varco, Inc.	1,826,517
7,794	Newfield Exploration Co.*	185,653
14,573	Noble Corp.	542,116
20,664	Noble Energy, Inc.	1,269,390
46,344	Occidental Petroleum Corp.	4,088,004
15,513	Peabody Energy Corp.	266,824
35,622	Phillips 66	2,034,016
7,857	Pioneer Natural Resources Co.	1,374,739
10,313	QEP Resources, Inc.	281,751
9,383	Range Resources Corp.	703,537
7,142	Rowan Cos. PLC, Class A*	252,970
76,483	Schlumberger Ltd.	6,190,534
20,222	Southwestern Energy Co.*	772,480
38,496	Spectra Energy Corp.	1,274,603
7,810	Tesoro Corp.	359,963
31,376	Valero Energy Corp.	1,114,789
39,272	Williams Cos., Inc. (The)	1,423,217
11,519	WPX Energy, Inc.*	214,945
		88,963,134
	Financials — 9.7%

19,570	ACE Ltd.	1,716,680
26,821	Aflac, Inc.	1,549,986
26,961	Allstate Corp. (The)	1,291,971
54,989	American Express Co.	3,954,259
84,933	American International Group, Inc.*	3,945,987
22,751	American Tower Corp. (REIT)	1,580,967
11,596	Ameriprise Financial, Inc.	998,995
17,785	Aon PLC	1,180,568
8,393	Apartment Investment & Management Co., Class A (REIT)	231,059
4,425	Assurant, Inc.	234,702
6,993	AvalonBay Communities, Inc. (REIT)	866,433
620,180	Bank of America Corp.	8,756,942
66,773	Bank of New York Mellon Corp. (The)	1,985,829
40,366	BB&T Corp.	1,370,829
104,947	Berkshire Hathaway, Inc., Class B*	11,672,205
7,182	BlackRock, Inc.	1,869,618
8,732	Boston Properties, Inc. (REIT)	895,030
33,605	Capital One Financial Corp.	2,169,203
17,468	CBRE Group, Inc., Class A*	382,025
63,326	Charles Schwab Corp. (The)	1,322,247
14,910	Chubb Corp. (The)	1,240,065
8,457	Cincinnati Financial Corp.	386,316
175,053	Citigroup, Inc.	8,460,312
17,673	CME Group, Inc.	1,256,727
10,739	Comerica, Inc.	438,581
28,213	Discover Financial Services	1,333,064
16,499	E*TRADE Financial Corp.*	231,646
18,441	Equity Residential (REIT)	956,904
50,317	Fifth Third Bancorp	920,298
23,843	Franklin Resources, Inc.	1,100,593
28,368	Genworth Financial, Inc., Class A*	334,742
24,794	Goldman Sachs Group, Inc. (The)	3,771,911
26,229	Hartford Financial Services Group, Inc.	776,378
26,146	HCP, Inc. (REIT)	1,064,927
16,360	Health Care REIT, Inc. (REIT)	1,005,158
42,841	Host Hotels & Resorts, Inc. (REIT)	729,582
27,346	Hudson City Bancorp, Inc.	251,310
48,251	Huntington Bancshares, Inc./OH	397,588
4,185	IntercontinentalExchange, Inc.*	752,254
25,579	Invesco Ltd.	776,578
217,440	JPMorgan Chase & Co.	10,987,243
52,957	KeyCorp	618,008
23,517	Kimco Realty Corp. (REIT)	471,046
6,416	Legg Mason, Inc.	208,648
16,976	Leucadia National Corp.	423,212
15,444	Lincoln National Corp.	649,266
17,680	Loews Corp.	786,053
7,051	M&T Bank Corp.	799,160
7,914	Macerich Co. (The) (REIT)	445,400
31,670	Marsh & McLennan Cos., Inc.	1,305,754
15,771	McGraw Hill Financial, Inc.	920,553
62,998	MetLife, Inc.	2,909,878
11,158	Moody’s Corp.	709,203
78,933	Morgan Stanley	2,033,314
6,772	NASDAQ OMX Group, Inc. (The)	202,212
12,527	Northern Trust Corp.	687,357
13,980	NYSE Euronext	584,364

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,539	People’s United Financial, Inc.	$277,845
9,369	Plum Creek Timber Co., Inc. (REIT)	415,140
30,455	PNC Financial Services Group, Inc. (The)	2,200,983
15,868	Principal Financial Group, Inc.	649,319
31,883	Progressive Corp. (The)	799,307
28,665	Prologis, Inc. (REIT)	1,010,155
26,807	Prudential Financial, Inc.	2,007,308
8,308	Public Storage (REIT)	1,268,382
81,307	Regions Financial Corp.	764,286
17,880	Simon Property Group, Inc. (REIT)	2,603,864
25,558	SLM Corp.	613,136
26,241	State Street Corp.	1,750,800
31,004	SunTrust Banks, Inc.	992,748
14,921	T. Rowe Price Group, Inc.	1,046,559
5,323	Torchmark Corp.	366,701
21,654	Travelers Cos., Inc. (The)	1,730,155
106,404	U.S. Bancorp/MN	3,844,377
15,356	Unum Group	453,463
16,868	Ventas, Inc. (REIT)	1,050,202
9,788	Vornado Realty Trust (REIT)	795,764
283,368	Wells Fargo & Co.	11,640,757
33,172	Weyerhaeuser Co. (REIT)	908,249
16,665	XL Group PLC	492,617
10,601	Zions Bancorp.	296,510
		136,879,767
	Health Care — 7.6%

89,680	Abbott Laboratories	2,989,034
91,108	AbbVie, Inc.	3,882,112
7,352	Actavis, Inc.*	993,843
21,763	Aetna, Inc.	1,379,557
19,818	Agilent Technologies, Inc.	924,311
11,225	Alexion Pharmaceuticals, Inc.*	1,209,606
17,049	Allergan, Inc.	1,506,791
13,283	AmerisourceBergen Corp.	756,068
43,146	Amgen, Inc.	4,700,325
31,177	Baxter International, Inc.	2,168,672
11,177	Becton, Dickinson and Co.	1,088,416
13,655	Biogen Idec, Inc.*	2,908,788
77,614	Boston Scientific Corp.*	821,156
94,491	Bristol-Myers Squibb Co.	3,939,330
4,303	C.R. Bard, Inc.	494,286
19,666	Cardinal Health, Inc.	988,806
12,648	CareFusion Corp.*	453,431
23,997	Celgene Corp.*	3,359,100
16,809	Cerner Corp.*	774,223
16,415	Cigna Corp.	1,291,696
27,063	Covidien PLC	1,607,542
4,868	DaVita HealthCare Partners, Inc.*	523,359
8,240	DENTSPLY International, Inc.	345,998
6,499	Edwards Lifesciences Corp.*	457,400
57,028	Eli Lilly & Co.	2,931,239
46,964	Express Scripts Holding Co.*	3,000,060
13,498	Forest Laboratories, Inc.*	574,070
87,751	Gilead Sciences, Inc.*	5,288,753
9,523	Hospira, Inc.*	371,683
9,058	Humana, Inc.	834,061
2,312	Intuitive Surgical, Inc.*	893,634
161,588	Johnson & Johnson	13,962,819
5,351	Laboratory Corp. of America Holdings*	512,198
9,913	Life Technologies Corp.*	737,626
13,038	McKesson Corp.	1,582,944
58,182	Medtronic, Inc.	3,010,918
173,714	Merck & Co., Inc.	8,214,935
21,922	Mylan, Inc.*	774,723
4,816	Patterson Cos., Inc.	192,062
6,442	PerkinElmer, Inc.	231,719
5,089	Perrigo Co.	618,568
383,900	Pfizer, Inc.	10,829,819
9,091	Quest Diagnostics, Inc.	532,914
4,399	Regeneron Pharmaceuticals, Inc.*	1,065,922
16,302	St. Jude Medical, Inc.	821,784
16,528	Stryker Corp.	1,105,558
5,954	Tenet Healthcare Corp.*	232,504
20,650	Thermo Fisher Scientific, Inc.	1,834,339
58,678	UnitedHealth Group, Inc.	4,209,560
6,239	Varian Medical Systems, Inc.*	439,538
4,933	Waters Corp.*	487,627
17,282	WellPoint, Inc.	1,471,389
9,688	Zimmer Holdings, Inc.	766,224
28,764	Zoetis, Inc.	838,471
		107,931,511
	Industrials — 6.1%

36,533	3M Co.	4,149,418
12,584	ADT Corp. (The)*	501,221
39,280	Boeing Co. (The)	4,081,978
9,238	C.H. Robinson Worldwide, Inc.	525,365
37,823	Caterpillar, Inc.	3,121,910
5,993	Cintas Corp.	286,226
58,788	CSX Corp.	1,446,773
10,151	Cummins, Inc.	1,250,603
33,474	Danaher Corp.	2,193,216
22,322	Deere & Co.	1,867,012
9,841	Dover Corp.	836,977
2,298	Dun & Bradstreet Corp. (The)	228,605
27,216	Eaton Corp. PLC	1,723,317
41,354	Emerson Electric Co.	2,496,541
6,941	Equifax, Inc.	410,144
11,883	Expeditors International of Washington, Inc.	481,974
15,527	Fastenal Co.	683,033
16,953	FedEx Corp.	1,820,074
8,222	Flowserve Corp.	458,705
9,371	Fluor Corp.	594,403
19,098	General Dynamics Corp.	1,589,908
594,855	General Electric Co.	13,764,945
45,260	Honeywell International, Inc.	3,601,338
23,839	Illinois Tool Works, Inc.	1,703,773
15,991	Ingersoll-Rand PLC	945,708
9,654	Iron Mountain, Inc.	249,073
7,527	Jacobs Engineering Group, Inc.*	438,674
6,113	Joy Global, Inc.	300,271
6,337	Kansas City Southern	668,047
5,179	L-3 Communications Holdings, Inc.	467,819
15,298	Lockheed Martin Corp.	1,872,781
20,533	Masco Corp.	388,484
12,045	Nielsen Holdings N.V.	415,552
18,125	Norfolk Southern Corp.	1,307,900
13,528	Northrop Grumman Corp.	1,248,229
20,350	PACCAR, Inc.	1,090,964
6,422	Pall Corp.	444,017
8,590	Parker Hannifin Corp.	858,571
11,751	Pentair Ltd.	706,353

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,593	Pitney Bowes, Inc.	$189,198
8,419	Precision Castparts Corp.	1,778,430
12,253	Quanta Services, Inc.*	320,293
18,673	Raytheon Co.	1,408,131
17,071	Republic Services, Inc.	554,978
8,030	Robert Half International, Inc.	283,218
8,038	Rockwell Automation, Inc.	781,535
7,801	Rockwell Collins, Inc.	552,077
5,696	Roper Industries, Inc.	704,595
2,988	Ryder System, Inc.	166,163
3,349	Snap-on, Inc.	313,466
41,556	Southwest Airlines Co.	532,332
9,313	Stanley Black & Decker, Inc.	794,026
4,961	Stericycle, Inc.*	558,410
15,984	Textron, Inc.	430,609
26,694	Tyco International Ltd.	881,970
26,853	Union Pacific Corp.	4,123,010
40,878	United Parcel Service, Inc., Class B	3,498,339
48,653	United Technologies Corp.	4,870,165
3,444	W.W. Grainger, Inc.	851,873
25,256	Waste Management, Inc.	1,021,353
10,657	Xylem, Inc.	264,080
		86,098,153
	Information Technology — 10.7%

37,395	Accenture PLC, Class A	2,701,789
28,876	Adobe Systems, Inc.*	1,321,077
34,936	Advanced Micro Devices, Inc.*	114,241
10,225	Akamai Technologies, Inc.*	470,145
18,416	Altera Corp.	647,691
9,192	Amphenol Corp., Class A	696,478
17,728	Analog Devices, Inc.	820,452
54,001	Apple, Inc.	26,301,187
69,124	Applied Materials, Inc.	1,037,551
12,935	Autodesk, Inc.*	475,361
27,914	Automatic Data Processing, Inc.	1,986,360
7,623	BMC Software, Inc.*	350,658
30,220	Broadcom Corp., Class A	763,357
19,051	CA, Inc.	557,242
307,454	Cisco Systems, Inc.	7,166,753
10,767	Citrix Systems, Inc.*	761,981
17,351	Cognizant Technology Solutions Corp., Class A*	1,271,828
8,639	Computer Sciences Corp.	433,246
84,860	Corning, Inc.	1,191,434
84,431	Dell, Inc.	1,162,615
67,198	eBay, Inc.*	3,359,228
17,413	Electronic Arts, Inc.*	463,882
120,859	EMC Corp.	3,115,745
4,536	F5 Networks, Inc.*	378,212
16,865	Fidelity National Information Services, Inc.	749,818
3,825	First Solar, Inc.*	140,454
7,663	Fiserv, Inc.*	737,717
8,165	FLIR Systems, Inc.	255,401
15,461	Google, Inc., Class A*	13,093,921
6,307	Harris Corp.	357,165
110,949	Hewlett-Packard Co.	2,478,601
285,974	Intel Corp.	6,285,709
59,961	International Business Machines Corp.	10,929,091
16,058	Intuit, Inc.	1,020,165
10,610	Jabil Circuit, Inc.	242,120
13,609	JDS Uniphase Corp.*	174,603
29,123	Juniper Networks, Inc.*	550,425
9,545	KLA-Tencor Corp.	526,407
9,361	Lam Research Corp.*	436,878
13,418	Linear Technology Corp.	514,312
31,616	LSI Corp.*	234,275
6,018	Mastercard, Inc., Class A	3,647,389
11,339	Microchip Technology, Inc.	440,067
59,260	Micron Technology, Inc.*	804,158
432,387	Microsoft Corp.	14,441,726
7,972	Molex, Inc.	231,347
15,630	Motorola Solutions, Inc.	875,436
20,735	NetApp, Inc.	861,332
33,247	NVIDIA Corp.	490,393
211,377	Oracle Corp.	6,734,471
18,634	Paychex, Inc.	720,763
99,400	QUALCOMM, Inc.	6,588,232
10,909	Red Hat, Inc.*	551,123
16,351	SAIC, Inc.	246,410
31,223	Salesforce.com, Inc.*	1,533,986
14,001	SanDisk Corp.	772,575
18,360	Seagate Technology PLC	703,555
40,073	Symantec Corp.	1,026,270
23,901	TE Connectivity Ltd.	1,171,149
9,402	Teradata Corp.*	550,581
10,967	Teradyne, Inc.*	168,343
63,811	Texas Instruments, Inc.	2,437,580
9,255	Total System Services, Inc.	256,086
8,672	VeriSign, Inc.*	416,169
29,154	Visa, Inc., Class A	5,085,041
12,242	Western Digital Corp.	759,004
32,051	Western Union Co. (The)	561,854
70,639	Xerox Corp.	704,977
15,180	Xilinx, Inc.	659,116
54,814	Yahoo!, Inc.*	1,486,556
		151,201,264
	Materials — 2.0%

11,988	Air Products & Chemicals, Inc.	1,224,454
3,791	Airgas, Inc.	385,355
61,517	Alcoa, Inc.	473,681
6,209	Allegheny Technologies, Inc.	165,842
5,731	Avery Dennison Corp.	245,058
8,559	Ball Corp.	380,191
5,916	Bemis Co., Inc.	235,398
3,413	CF Industries Holdings, Inc.	649,630
8,807	Cliffs Natural Resources, Inc.	183,802
69,588	Dow Chemical Co. (The)	2,602,591
52,954	E.I. du Pont de Nemours & Co.	2,998,256
8,915	Eastman Chemical Co.	677,540
15,327	Ecolab, Inc.	1,400,122
7,829	FMC Corp.	521,490
59,729	Freeport-McMoRan Copper & Gold, Inc.	1,805,010
4,686	International Flavors & Fragrances, Inc.	370,241
25,591	International Paper Co.	1,208,151
21,851	LyondellBasell Industries N.V., Class A	1,532,848
10,180	MeadWestvaco Corp.	364,953
30,714	Monsanto Co.	3,006,594
15,922	Mosaic Co. (The)	663,151
28,605	Newmont Mining Corp.	908,781
18,281	Nucor Corp.	831,603
9,462	Owens-Illinois, Inc.*	268,626
8,202	PPG Industries, Inc.	1,281,234
17,018	Praxair, Inc.	1,997,913

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,268	Sealed Air Corp.	$320,011
4,930	Sherwin-Williams Co. (The)	849,932
6,924	Sigma-Aldrich Corp.	571,022
8,303	United States Steel Corp.	148,624
7,478	Vulcan Materials Co.	357,448
		28,629,552
	Telecommunication Services — 1.5%

309,507	AT&T, Inc.	10,470,622
35,040	CenturyLink, Inc.	1,160,525
16,868	Crown Castle International Corp.*	1,170,976
57,403	Frontier Communications Corp.	248,555
164,594	Verizon Communications, Inc.	7,798,464
34,104	Windstream Corp.	275,219
		21,124,361
	Utilities — 1.9%

35,645	AES Corp. (The)	453,048
6,801	AGL Resources, Inc.	298,904
13,957	Ameren Corp.	471,886
27,963	American Electric Power Co., Inc.	1,196,816
24,652	CenterPoint Energy, Inc.	565,270
15,286	CMS Energy Corp.	405,538
16,851	Consolidated Edison, Inc.	947,532
33,232	Dominion Resources, Inc.	1,939,087
10,006	DTE Energy Co.	669,101
40,602	Duke Energy Corp.	2,663,491
18,743	Edison International	860,116
10,248	Entergy Corp.	647,981
49,237	Exelon Corp.	1,501,236
24,061	FirstEnergy Corp.	901,566
4,550	Integrys Energy Group, Inc.	254,436
24,429	NextEra Energy, Inc.	1,963,114
17,953	NiSource, Inc.	525,305
18,103	Northeast Utilities	741,680
18,551	NRG Energy, Inc.	486,964
11,859	ONEOK, Inc.	610,027
14,303	Pepco Holdings, Inc.	270,899
25,436	PG&E Corp.	1,052,033
6,322	Pinnacle West Capital Corp.	343,095
36,382	PPL Corp.	1,116,927
29,105	Public Service Enterprise Group, Inc.	943,584
8,028	SCANA Corp.	386,307
12,966	Sempra Energy	1,094,590
50,075	Southern Co. (The)	2,084,122
11,764	TECO Energy, Inc.	194,459
13,158	Wisconsin Energy Corp.	540,004
28,604	Xcel Energy, Inc.	798,624
		26,927,742

	Total Common Stocks (Cost $877,068,188)	835,795,980

Principal Amount
	U.S. Government & Agency Securities (a) — 18.0%
	Federal Home Loan Bank
$36,217,301	0.00%, due 09/03/13	36,217,301
	Federal National Mortgage Association
4,201,202	0.01%, due 09/03/13	4,201,202
	U.S. Treasury Bills
20,000,000	0.00%, due 09/26/13	19,999,445
120,000,000	0.00%, due 10/10/13	119,994,448
25,000,000	0.00%, due 12/12/13	24,997,060
50,000,000	0.00%, due 01/02/14	49,995,729
	Total U.S. Government & Agency Securities (Cost $255,405,185)	255,405,185

	Repurchase Agreements (a)(b) — 20.6%
291,390,447	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $291,391,709	291,390,447
	Total Repurchase Agreements (Cost $291,390,447)	291,390,447

	Total Investment Securities (Cost $1,423,863,820) — 97.7%	1,382,591,612
	Other assets less liabilities — 2.3%	33,110,653
	Net Assets — 100.0%	$1,415,702,265

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $175,479,973.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,181,955
Aggregate gross unrealized depreciation	(59,191,563)
Net unrealized depreciation	$(42,009,608)
Federal income tax cost of investments	$1,424,601,220

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,171	09/20/13	$95,421,863	$1,700,831

Cash collateral in the amount of $4,874,807 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	$38,141,987	$(1,165,854)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	80,332,267	(3,021,024)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	455,488,672	(16,982,519)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	98,180,278	(3,911,572)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	60,501,206	(2,488,495)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	201,654,397	(7,575,677)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	24,176,438	(912,589)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	222,997,152	(8,351,397)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	473,733,076	41,986,196

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	245,046,333	29,179,579

		$26,756,648

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 53.4%
	Consumer Discretionary — 10.4%

34,318	Amazon.com, Inc.*	$9,642,672
16,480	Bed Bath & Beyond, Inc.*	1,215,235
7,606	Charter Communications, Inc., Class A*	923,521
160,545	Comcast Corp., Class A	6,757,339
42,108	DIRECTV*	2,449,843
11,004	Discovery Communications, Inc., Class A*	852,920
16,877	Dollar Tree, Inc.*	889,418
9,227	Expedia, Inc.	431,455
4,421	Fossil Group, Inc.*	513,455
14,795	Garmin Ltd.	603,192
15,952	Liberty Global PLC, Class A*	1,239,151
37,755	Liberty Interactive Corp., Class A*	852,508
8,338	Liberty Media Corp.*	1,137,970
26,042	Mattel, Inc.	1,054,701
4,232	Netflix, Inc.*	1,201,507
1	News Corp., Class A*	16
8,332	O’Reilly Automotive, Inc.*	1,022,420
3,777	priceline.com, Inc.*	3,544,828
16,571	Ross Stores, Inc.	1,114,565
8,018	Sears Holdings Corp.*	354,716
481,160	Sirius XM Radio, Inc.	1,722,553
50,052	Staples, Inc.	696,223
56,447	Starbucks Corp.	3,980,642
8,716	Tesla Motors, Inc.*	1,473,004
114,293	Twenty-First Century Fox, Inc.	3,580,800
32,702	Viacom, Inc., Class B	2,601,771
7,618	Wynn Resorts Ltd.	1,074,443
		50,930,868
	Consumer Staples — 2.7%

32,898	Costco Wholesale Corp.	3,680,299
11,251	Green Mountain Coffee Roasters, Inc.*	971,074
44,815	Kraft Foods Group, Inc.	2,320,073
134,530	Mondelez International, Inc., Class A	4,126,035
12,512	Monster Beverage Corp.*	718,064
27,959	Whole Foods Market, Inc.	1,474,837
		13,290,382
	Health Care — 7.2%

14,710	Alexion Pharmaceuticals, Inc.*	1,585,150
56,539	Amgen, Inc.	6,159,359
17,896	Biogen Idec, Inc.*	3,812,206
15,524	Catamaran Corp.*	852,423
31,450	Celgene Corp.*	4,402,371
25,915	Cerner Corp.*	1,193,645
10,805	DENTSPLY International, Inc.	453,702
61,632	Express Scripts Holding Co.*	3,937,052
114,999	Gilead Sciences, Inc.*	6,930,990
6,574	Henry Schein, Inc.*	664,303
3,026	Intuitive Surgical, Inc.*	1,169,609
28,730	Mylan, Inc.*	1,015,318
7,233	Regeneron Pharmaceuticals, Inc.*	1,752,628
16,694	Vertex Pharmaceuticals, Inc.*	1,254,554
		35,183,310
	Industrials — 1.1%

12,103	C.H. Robinson Worldwide, Inc.	688,298
15,576	Expeditors International of Washington, Inc.	631,763
22,368	Fastenal Co.	983,968
26,672	PACCAR, Inc.	1,429,886
6,504	Stericycle, Inc.*	732,090
12,697	Verisk Analytics, Inc., Class A*	789,499
		5,255,504
	Information Technology — 31.1%

84,251	Activision Blizzard, Inc.	1,374,976
37,840	Adobe Systems, Inc.*	1,731,180
13,400	Akamai Technologies, Inc.*	616,132
24,135	Altera Corp.	848,828
23,232	Analog Devices, Inc.	1,075,177
70,766	Apple, Inc.	34,466,580
90,592	Applied Materials, Inc.	1,359,786
16,918	Autodesk, Inc.*	621,737
36,584	Automatic Data Processing, Inc.	2,603,317
18,568	Avago Technologies Ltd.	715,054
20,711	Baidu, Inc. (ADR)*	2,806,962
39,278	Broadcom Corp., Class A	992,162
34,169	CA, Inc.	999,443
14,809	Check Point Software Technologies Ltd.*	830,341
402,913	Cisco Systems, Inc.	9,391,902
14,109	Citrix Systems, Inc.*	998,494
22,738	Cognizant Technology Solutions Corp., Class A*	1,666,695
131,724	Dell, Inc.	1,813,840
97,842	eBay, Inc.*	4,891,122
3,723	Equinix, Inc.*	646,834
5,941	F5 Networks, Inc.*	495,361
131,909	Facebook, Inc., Class A*	5,445,204
10,042	Fiserv, Inc.*	966,743
20,441	Google, Inc., Class A*	17,311,483
374,772	Intel Corp.	8,237,489
22,385	Intuit, Inc.	1,422,119
12,508	KLA-Tencor Corp.	689,816
17,586	Linear Technology Corp.	674,071
21,944	Maxim Integrated Products, Inc.	611,031
14,864	Microchip Technology, Inc.	576,872
77,662	Micron Technology, Inc.*	1,053,873
629,603	Microsoft Corp.	21,028,740
27,171	NetApp, Inc.	1,128,683
23,960	Nuance Communications, Inc.*	457,396
43,571	NVIDIA Corp.	642,672
27,431	Paychex, Inc.	1,061,031
130,263	QUALCOMM, Inc.	8,633,832
18,346	SanDisk Corp.	1,012,332
27,033	Seagate Technology PLC	1,035,905
52,517	Symantec Corp.	1,344,960
83,621	Texas Instruments, Inc.	3,194,322
17,821	Western Digital Corp.	1,104,902
19,894	Xilinx, Inc.	863,797
81,621	Yahoo!, Inc.*	2,213,562
		151,656,758
	Materials — 0.2%

3,710	Randgold Resources Ltd. (ADR)	289,454
9,071	Sigma-Aldrich Corp.	748,086
		1,037,540
	Telecommunication Services — 0.7%

9,616	SBA Communications Corp., Class A*	721,200

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
75,324	Vodafone Group PLC (ADR)	$2,436,731
		3,157,931

	Total Common Stocks (Cost $265,028,373)	260,512,293

Principal Amount
	U.S. Government & Agency Securities (a) — 18.4%
	Federal Home Loan Bank
$14,008,127	0.00%, due 09/03/13	14,008,127
	Federal National Mortgage Association
1,624,941	0.01%, due 09/03/13	1,624,941
	U.S. Treasury Bills
30,000,000	0.00%, due 09/26/13	29,999,205
5,000,000	0.00%, due 10/10/13	4,999,767
3,000,000	0.00%, due 11/29/13	2,999,629
6,000,000	0.00%, due 12/12/13	5,999,575
30,000,000	0.00%, due 01/09/14	29,997,075
	Total U.S. Government & Agency Securities (Cost $89,628,319)	89,628,319

	Repurchase Agreements (a)(b) — 20.4%
99,378,432	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $99,378,862	99,378,432
	Total Repurchase Agreements (Cost $99,378,432)	99,378,432

	Total Investment Securities (Cost $454,035,124) — 92.2%	449,519,044
	Other assets less liabilities — 7.8%	37,993,365
	Net Assets — 100.0%	$487,512,409

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $61,093,971.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,406,707
Aggregate gross unrealized depreciation	(16,016,128)
Net unrealized depreciation	$(4,609,421)
Federal income tax cost of investments	$454,128,465

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	79	09/20/13	$4,855,340	$321,676

Cash collateral in the amount of $220,275 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$51,798,303	$(774,754)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	142,537,513	17,550,521

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	144,458,072	(2,232,859)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	3,484,403	(184,228)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	834,112	(11,556)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	56,453,677	23,069

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	68,967,822	9,206,864

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ Trust SM, Series 1	36,457,983	441,036

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	60,313,906	4,396,184

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	144,384,854	9,495,982

		$37,910,259

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 60.9%
	Consumer Discretionary — 7.2%

75,864	Home Depot, Inc. (The)	$5,651,110
75,864	McDonald’s Corp.	7,158,527
75,864	Walt Disney Co. (The)	4,614,807
		17,424,444
	Consumer Staples — 6.0%

75,864	Coca-Cola Co. (The)	2,896,487
75,864	Procter & Gamble Co. (The)	5,909,047
75,864	Wal-Mart Stores, Inc.	5,536,555
		14,342,089
	Energy — 6.6%

75,864	Chevron Corp.	9,136,302
75,864	Exxon Mobil Corp.	6,612,306
		15,748,608
	Financials — 6.8%

75,864	American Express Co.	5,455,380
75,864	Bank of America Corp.	1,071,200
75,864	JPMorgan Chase & Co.	3,833,408
75,864	Travelers Cos., Inc. (The)	6,061,533
		16,421,521
	Health Care — 7.4%

75,864	Johnson & Johnson	6,555,408
75,864	Merck & Co., Inc.	3,587,609
75,864	Pfizer, Inc.	2,140,124
75,864	UnitedHealth Group, Inc.	5,442,483
		17,725,624
	Industrials — 13.4%

75,864	3M Co.	8,616,633
75,864	Boeing Co. (The)	7,883,787
75,864	Caterpillar, Inc.	6,261,815
75,864	General Electric Co.	1,755,493
75,864	United Technologies Corp.	7,593,986
		32,111,714
	Information Technology — 8.9%

75,864	Cisco Systems, Inc.	1,768,390
75,864	Hewlett-Packard Co.	1,694,802
75,864	Intel Corp.	1,667,491
75,864	International Business Machines Corp.	13,827,731
75,864	Microsoft Corp.	2,533,857
		21,492,271
	Materials — 2.0%

75,864	Alcoa, Inc.	584,153
75,864	E.I. du Pont de Nemours & Co.	4,295,419
		4,879,572
	Telecommunication Services — 2.6%

75,864	AT&T, Inc.	2,566,479
75,864	Verizon Communications, Inc.	3,594,436
		6,160,915
	Total Common Stocks (Cost $144,076,485)	146,306,758

Principal Amount
	U.S. Government & Agency Securities (a) — 22.2%
	Federal Home Loan Bank
$5,689,916	0.00%, due 09/03/13	5,689,916
	Federal National Mortgage Association
660,030	0.01%, due 09/03/13	660,030
	U.S. Treasury Bills
6,000,000	0.00%, due 10/10/13	5,999,724
7,000,000	0.00%, due 10/31/13	6,999,837
4,000,000	0.00%, due 11/29/13	3,999,505
15,000,000	0.00%, due 01/02/14	14,998,719
15,000,000	0.00%, due 01/16/14	14,998,573
	Total U.S. Government & Agency Securities (Cost $53,346,304)	53,346,304

	Repurchase Agreements (a)(b) — 17.1%
41,177,522	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $41,177,698	41,177,522
	Total Repurchase Agreements (Cost $41,177,522)	41,177,522

	Total Investment Securities (Cost $238,600,311) — 100.2%	240,830,584
	Liabilities in excess of other assets — (0.2%)	(371,669)
	Net Assets — 100.0%	$240,458,915

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $46,234,715.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,964,140
Aggregate gross unrealized depreciation	(5,733,867)
Net unrealized appreciation	$2,230,273
Federal income tax cost of investments	$238,600,311

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	270	09/20/13	$19,963,800	$(155,331)

Cash collateral in the amount of $731,701 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$3,756,472	$(289,020)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	92,653,847	(1,501,861)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	33,793,810	(1,699,060)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	336,994	(139,134)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	34,179,233	6,366,261

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	31,851,749	1,479,904

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	117,991,915	(5,656,738)

		$(1,439,648)

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.6%
	Consumer Discretionary — 10.7%

51,976	Aaron’s, Inc.	$1,406,990
53,913	Advance Auto Parts, Inc.	4,316,814
57,848	Aeropostale, Inc.*	470,304
42,572	AMC Networks, Inc., Class A*	2,638,613
129,249	American Eagle Outfitters, Inc.	1,870,233
34,746	Ann, Inc.*	1,205,686
73,888	Apollo Group, Inc., Class A*	1,372,100
93,875	Ascena Retail Group, Inc.*	1,532,040
28,476	Bally Technologies, Inc.*	2,053,974
27,819	Barnes & Noble, Inc.*	380,286
42,912	Big Lots, Inc.*	1,519,943
20,557	Bob Evans Farms, Inc.	1,007,910
52,004	Brinker International, Inc.	2,079,640
34,259	Cabela’s, Inc.*	2,244,992
37,558	Carter’s, Inc.	2,765,771
36,550	Cheesecake Factory, Inc. (The)	1,526,693
119,598	Chico’s FAS, Inc.	1,865,729
75,001	Cinemark Holdings, Inc.	2,210,279
44,467	CST Brands, Inc.*	1,311,776
25,403	Deckers Outdoor Corp.*	1,491,918
41,726	DeVry, Inc.	1,252,197
73,866	Dick’s Sporting Goods, Inc.	3,428,121
41,470	Domino’s Pizza, Inc.	2,547,917
52,435	DreamWorks Animation SKG, Inc., Class A*	1,483,910
110,676	Foot Locker, Inc.	3,563,767
105,848	Gentex Corp.	2,384,755
45,039	Guess?, Inc.	1,373,689
72,645	Hanesbrands, Inc.	4,320,925
26,367	HSN, Inc.	1,420,127
18,818	International Speedway Corp., Class A	583,170
74,511	Jarden Corp.*	3,200,247
34,092	John Wiley & Sons, Inc., Class A	1,493,230
60,395	KB Home	968,132
41,002	Lamar Advertising Co., Class A*	1,724,954
29,205	Life Time Fitness, Inc.*	1,459,958
220,126	LKQ Corp.*	6,436,484
20,349	Matthews International Corp., Class A	750,878
28,829	MDC Holdings, Inc.	802,311
26,563	Meredith Corp.	1,142,475
44,894	Mohawk Industries, Inc.*	5,274,596
33,407	Murphy USA, Inc.*	1,234,389
89,993	New York Times Co. (The), Class A*	1,003,422
3,212	NVR, Inc.*	2,748,862
210,902	Office Depot, Inc.*	883,679
20,651	Panera Bread Co., Class A*	3,387,177
47,122	Polaris Industries, Inc.	5,146,194
41,762	Regis Corp.	659,004
39,365	Rent-A-Center, Inc.	1,476,581
74,177	Saks, Inc.*	1,181,640
19,513	Scholastic Corp.	575,829
38,845	Scientific Games Corp., Class A*	555,095
156,045	Service Corp. International	2,821,294
59,626	Signet Jewelers Ltd.	3,959,166
50,336	Sotheby’s	2,320,993
44,486	Tempur Sealy International, Inc.*	1,713,156
32,453	Thor Industries, Inc.	1,662,567
111,080	Toll Brothers, Inc.*	3,400,159
51,443	Tractor Supply Co.	6,295,080
38,991	Tupperware Brands Corp.	3,149,303
57,322	Under Armour, Inc., Class A*	4,163,870
28,620	Valassis Communications, Inc.	788,481
208,784	Wendy’s Co. (The)	1,578,407
63,372	Williams-Sonoma, Inc.	3,574,815
40,425	WMS Industries, Inc.*	1,038,923
		136,201,620
	Consumer Staples — 3.4%

101,875	Church & Dwight Co., Inc.	6,046,281
68,811	Dean Foods Co.*	1,318,409
45,882	Energizer Holdings, Inc.	4,534,518
126,872	Flowers Foods, Inc.	2,637,669
91,290	Green Mountain Coffee Roasters, Inc.*	7,879,240
36,473	Harris Teeter Supermarkets, Inc.	1,792,648
90,730	Hillshire Brands Co. (The)	2,931,486
57,109	Ingredion, Inc.	3,594,440
14,294	Lancaster Colony Corp.	1,054,468
24,085	Post Holdings, Inc.*	1,028,430
92,194	Smithfield Foods, Inc.*	3,091,265
147,865	SUPERVALU, Inc.*	1,060,192
15,424	Tootsie Roll Industries, Inc.	462,566
36,360	United Natural Foods, Inc.*	2,204,507
17,205	Universal Corp.	843,389
127,548	WhiteWave Foods Co., Class A*	2,438,718
		42,918,226
	Energy — 4.3%

163,178	Alpha Natural Resources, Inc.*	992,122
156,472	Arch Coal, Inc.	699,430
42,213	Atwood Oceanics, Inc.*	2,350,420
35,966	Bill Barrett Corp.*	774,348
14,504	CARBO Ceramics, Inc.	1,183,381
63,729	Cimarex Energy Co.	5,341,127
56,148	Dresser-Rand Group, Inc.*	3,421,659
26,933	Dril-Quip, Inc.*	2,747,435
53,247	Energen Corp.	3,530,809
72,631	Helix Energy Solutions Group, Inc.*	1,817,954
149,889	HollyFrontier Corp.	6,667,063
79,765	Oceaneering International, Inc.	6,188,169
40,519	Oil States International, Inc.*	3,615,105
107,956	Patterson-UTI Energy, Inc.	2,114,858
45,038	Rosetta Resources, Inc.*	2,095,618
48,861	SM Energy Co.	3,338,184
117,652	Superior Energy Services, Inc.*	2,889,533
36,486	Tidewater, Inc.	1,968,785
32,200	Unit Corp.*	1,482,810
53,535	World Fuel Services Corp.	2,042,360
		55,261,170
	Financials — 17.7%

38,887	Affiliated Managers Group, Inc.*	6,778,782
31,735	Alexander & Baldwin, Inc.*	1,141,508
51,927	Alexandria Real Estate Equities, Inc. (REIT)	3,202,338
12,421	Alleghany Corp.*	4,808,045

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
77,240	American Campus Communities, Inc. (REIT)	$2,572,864
55,681	American Financial Group, Inc./OH	2,869,242
165,677	Apollo Investment Corp.	1,307,192
93,448	Arthur J. Gallagher & Co.	3,863,140
50,214	Aspen Insurance Holdings Ltd.	1,786,112
123,634	Associated Banc-Corp	1,971,962
60,509	Astoria Financial Corp.	744,261
61,747	BancorpSouth, Inc.	1,196,657
33,059	Bank of Hawaii Corp.	1,702,538
137,353	BioMed Realty Trust, Inc. (REIT)	2,528,669
56,818	BRE Properties, Inc. (REIT)	2,726,696
87,063	Brown & Brown, Inc.	2,711,142
62,547	Camden Property Trust (REIT)	3,864,779
54,074	Cathay General Bancorp	1,190,709
64,340	CBOE Holdings, Inc.	2,952,563
35,125	City National Corp./CA	2,299,634
56,824	Commerce Bancshares, Inc./MO	2,454,229
63,226	Corporate Office Properties Trust (REIT)	1,440,288
84,936	Corrections Corp. of America (REIT)	2,797,792
44,247	Cullen/Frost Bankers, Inc.	3,134,457
237,127	Duke Realty Corp. (REIT)	3,459,683
100,383	East West Bancorp, Inc.	2,934,195
89,506	Eaton Vance Corp.	3,450,456
45,656	Equity One, Inc. (REIT)	970,647
28,006	Essex Property Trust, Inc. (REIT)	4,013,540
36,850	Everest Re Group Ltd.	5,046,607
76,391	Extra Space Storage, Inc. (REIT)	3,149,601
48,099	Federal Realty Investment Trust (REIT)	4,680,514
69,536	Federated Investors, Inc., Class B	1,888,598
157,563	Fidelity National Financial, Inc., Class A	3,735,819
79,755	First American Financial Corp.	1,666,880
177,832	First Horizon National Corp.	1,966,822
260,931	First Niagara Financial Group, Inc.	2,635,403
122,177	FirstMerit Corp.	2,585,265
143,865	Fulton Financial Corp.	1,739,328
19,322	Greenhill & Co., Inc.	915,670
62,576	Hancock Holding Co.	2,011,818
32,444	Hanover Insurance Group, Inc. (The)	1,728,292
74,019	HCC Insurance Holdings, Inc.	3,123,602
65,765	Highwoods Properties, Inc. (REIT)	2,221,542
41,349	Home Properties, Inc. (REIT)	2,385,837
103,017	Hospitality Properties Trust (REIT)	2,783,519
40,115	International Bancshares Corp.	879,321
139,958	Janus Capital Group, Inc.	1,170,049
32,516	Jones Lang LaSalle, Inc.	2,674,116
39,798	Kemper Corp.	1,351,142
55,551	Kilroy Realty Corp. (REIT)	2,710,333
104,108	Liberty Property Trust (REIT)	3,602,137
61,573	Mack-Cali Realty Corp. (REIT)	1,329,977
26,721	Mercury General Corp.	1,172,517
88,998	MSCI, Inc.*	3,338,315
87,265	National Retail Properties, Inc. (REIT)	2,672,927
325,005	New York Community Bancorp, Inc.	4,761,323
177,964	Old Republic International Corp.	2,527,089
85,630	Omega Healthcare Investors, Inc. (REIT)	2,431,892
29,855	Potlatch Corp. (REIT)	1,151,209
34,039	Primerica, Inc.	1,263,868
34,649	Prosperity Bancshares, Inc.	2,072,010
57,836	Protective Life Corp.	2,416,966
83,390	Raymond James Financial, Inc.	3,488,204
92,906	Rayonier, Inc. (REIT)	5,132,127
144,660	Realty Income Corp. (REIT)	5,714,070
67,533	Regency Centers Corp. (REIT)	3,211,194
53,448	Reinsurance Group of America, Inc.	3,463,965
99,137	SEI Investments Co.	2,950,317
138,650	Senior Housing Properties Trust (REIT)	3,154,288
34,842	Signature Bank/NY*	3,056,340
67,529	SL Green Realty Corp. (REIT)	5,887,854
32,644	StanCorp Financial Group, Inc.	1,707,934
33,227	SVB Financial Group*	2,751,196
720,601	Synovus Financial Corp.	2,298,717
47,012	Taubman Centers, Inc. (REIT)	3,169,079
120,759	TCF Financial Corp.	1,696,664
49,512	Trustmark Corp.	1,230,868
184,848	UDR, Inc. (REIT)	4,175,716
146,891	Valley National Bancorp	1,482,130
81,233	W. R. Berkley Corp.	3,340,301
63,348	Waddell & Reed Financial, Inc., Class A	3,016,632
76,815	Washington Federal, Inc.	1,604,665
66,535	Webster Financial Corp.	1,760,516
82,611	Weingarten Realty Investors (REIT)	2,371,762
19,889	Westamerica Bancorp.	936,175
		226,265,142
	Health Care — 7.7%

130,680	Allscripts Healthcare Solutions, Inc.*	1,900,087
14,929	Bio-Rad Laboratories, Inc., Class A*	1,702,055
36,141	Charles River Laboratories International, Inc.*	1,664,293
69,481	Community Health Systems, Inc.	2,727,824
35,870	Cooper Cos., Inc. (The)	4,684,981
41,200	Covance, Inc.*	3,338,848
82,738	Endo Health Solutions, Inc.*	3,399,704
191,185	Health Management Associates, Inc., Class A*	2,458,639
58,493	Health Net, Inc.*	1,765,319
64,233	Henry Schein, Inc.*	6,490,745
44,052	Hill-Rom Holdings, Inc.	1,503,935
64,648	HMS Holdings Corp.*	1,615,554
198,534	Hologic, Inc.*	4,236,716
39,885	IDEXX Laboratories, Inc.*	3,742,011
34,943	LifePoint Hospitals, Inc.*	1,580,472
43,361	Mallinckrodt PLC*	1,892,708
37,829	Masimo Corp.	935,889
36,877	MEDNAX, Inc.*	3,590,713

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22,250	Mettler-Toledo International, Inc.*	$4,900,117
77,351	Omnicare, Inc.	4,205,574
46,687	Owens & Minor, Inc.	1,592,494
105,033	ResMed, Inc.	4,961,759
38,416	Salix Pharmaceuticals Ltd.*	2,571,567
43,454	STERIS Corp.	1,776,834
25,528	Techne Corp.	1,978,675
30,300	Teleflex, Inc.	2,335,524
42,260	Thoratec Corp.*	1,509,950
34,059	United Therapeutics Corp.*	2,415,124
65,755	Universal Health Services, Inc., Class B	4,454,901
65,264	VCA Antech, Inc.*	1,781,055
171,490	Vertex Pharmaceuticals, Inc.*	12,887,473
32,043	WellCare Health Plans, Inc.*	2,040,178
		98,641,718
	Industrials — 12.9%

31,572	Acuity Brands, Inc.	2,699,406
75,986	AECOM Technology Corp.*	2,213,472
71,741	AGCO Corp.	4,057,671
51,788	Alaska Air Group, Inc.	2,932,236
23,732	Alliant Techsystems, Inc.	2,296,308
179,527	AMETEK, Inc.	7,705,299
77,211	B/E Aerospace, Inc.*	5,265,018
35,355	Brink’s Co. (The)	913,220
46,905	Carlisle Cos., Inc.	3,123,873
36,629	CLARCOR, Inc.	1,961,849
39,713	Clean Harbors, Inc.*	2,256,890
41,535	Con-way, Inc.	1,727,856
78,609	Copart, Inc.*	2,497,408
24,780	Corporate Executive Board Co. (The)	1,606,735
35,825	Crane Co.	2,056,713
37,502	Deluxe Corp.	1,475,704
99,664	Donaldson Co., Inc.	3,512,159
23,061	Esterline Technologies Corp.*	1,759,324
138,687	Exelis, Inc.	2,040,086
121,648	Fortune Brands Home & Security, Inc.	4,481,512
29,721	FTI Consulting, Inc.*	993,870
34,497	GATX Corp.	1,561,334
36,675	General Cable Corp.	1,119,688
36,507	Genesee & Wyoming, Inc., Class A*	3,160,776
45,165	Graco, Inc.	3,138,516
26,266	Granite Construction, Inc.	743,853
59,464	Harsco Corp.	1,399,188
43,031	Herman Miller, Inc.	1,096,000
33,502	HNI Corp.	1,121,647
39,380	Hubbell, Inc., Class B	3,991,557
36,977	Huntington Ingalls Industries, Inc.	2,341,384
60,628	IDEX Corp.	3,599,484
66,273	ITT Corp.	2,177,068
66,751	J.B. Hunt Transport Services, Inc.	4,806,072
166,386	JetBlue Airways Corp.*	1,023,274
108,975	KBR, Inc.	3,253,993
58,046	Kennametal, Inc.	2,468,116
41,843	Kirby Corp.*	3,365,432
34,328	Landstar System, Inc.	1,876,025
33,810	Lennox International, Inc.	2,321,056
61,151	Lincoln Electric Holdings, Inc.	3,823,772
56,857	Manpowergroup, Inc.	3,687,176
31,455	Matson, Inc.	837,647
23,000	Mine Safety Appliances Co.	1,106,990
34,519	MSC Industrial Direct Co., Inc., Class A	2,623,444
41,651	Nordson Corp.	2,776,039
64,864	Oshkosh Corp.*	2,913,691
133,717	R.R. Donnelley & Sons Co.	2,230,399
33,170	Regal-Beloit Corp.	2,112,929
48,521	Rollins, Inc.	1,200,895
34,492	SPX Corp.	2,553,788
81,971	Terex Corp.*	2,377,159
58,841	Timken Co.	3,298,626
41,615	Towers Watson & Co., Class A	3,422,834
58,385	Trinity Industries, Inc.	2,465,015
38,033	Triumph Group, Inc.	2,737,235
69,467	United Rentals, Inc.*	3,804,708
55,951	URS Corp.	2,770,693
77,060	UTi Worldwide, Inc.	1,272,261
17,353	Valmont Industries, Inc.	2,341,961
90,985	Waste Connections, Inc.	3,854,125
21,880	Watsco, Inc.	1,964,824
32,949	Werner Enterprises, Inc.	759,145
70,907	Westinghouse Air Brake Technologies Corp.	4,149,478
44,605	Woodward, Inc.	1,719,969
		164,945,875
	Information Technology — 12.1%

68,327	3D Systems Corp.*	3,512,008
29,376	ACI Worldwide, Inc.*	1,429,730
54,487	Acxiom Corp.*	1,355,637
43,698	ADTRAN, Inc.	1,053,996
29,577	Advent Software, Inc.	798,283
36,259	Alliance Data Systems Corp.*	7,095,886
68,708	ANSYS, Inc.*	5,770,098
57,096	AOL, Inc.*	1,880,171
77,162	Arrow Electronics, Inc.*	3,581,860
315,982	Atmel Corp.*	2,294,029
101,028	Avnet, Inc.*	3,895,640
89,372	Broadridge Financial Solutions, Inc.	2,659,711
208,622	Cadence Design Systems, Inc.*	2,810,138
74,839	Ciena Corp.*	1,490,793
31,876	CommVault Systems, Inc.*	2,672,165
157,337	Compuware Corp.	1,678,786
33,743	Concur Technologies, Inc.*	3,297,366
77,457	Convergys Corp.	1,365,567
70,390	CoreLogic, Inc.*	1,809,023
86,930	Cree, Inc.*	4,823,746
99,725	Cypress Semiconductor Corp.*	1,128,887
46,933	Diebold, Inc.	1,327,265
22,005	DST Systems, Inc.	1,570,497
36,384	Equinix, Inc.*	6,321,356
29,829	FactSet Research Systems, Inc.	3,052,998
26,445	Fair Isaac Corp.	1,324,366
93,786	Fairchild Semiconductor International, Inc.*	1,145,127
69,106	Gartner, Inc.*	4,006,075
57,039	Global Payments, Inc.	2,717,908
79,670	Informatica Corp.*	2,849,796
112,307	Ingram Micro, Inc., Class A*	2,481,985
108,765	Integrated Device Technology, Inc.*	947,343
30,336	InterDigital, Inc.	1,078,141
51,192	International Rectifier Corp.*	1,222,465
93,755	Intersil Corp., Class A	972,239

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29,139	Itron, Inc.*	$1,091,547
63,479	Jack Henry & Associates, Inc.	3,167,602
62,608	Lender Processing Services, Inc.	1,997,195
46,454	Lexmark International, Inc., Class A	1,586,869
17,513	ManTech International Corp., Class A	498,245
69,881	Mentor Graphics Corp.	1,548,563
57,986	MICROS Systems, Inc.*	2,835,515
85,908	Monster Worldwide, Inc.*	386,586
70,126	National Instruments Corp.	1,945,997
121,195	NCR Corp.*	4,312,118
48,505	NeuStar, Inc., Class A*	2,451,443
31,913	Plantronics, Inc.	1,378,642
127,183	Polycom, Inc.*	1,262,927
88,132	PTC, Inc.*	2,297,601
81,450	Rackspace Hosting, Inc.*	3,650,589
207,341	RF Micro Devices, Inc.*	1,028,411
120,478	Riverbed Technology, Inc.*	1,860,180
76,208	Rovi Corp.*	1,366,409
49,759	Semtech Corp.*	1,478,837
28,791	Silicon Laboratories, Inc.*	1,113,924
140,947	Skyworks Solutions, Inc.*	3,574,416
45,453	SolarWinds, Inc.*	1,656,762
50,788	Solera Holdings, Inc.	2,621,677
170,893	SunEdison, Inc.*	1,257,772
113,355	Synopsys, Inc.*	4,110,252
27,838	Tech Data Corp.*	1,368,516
114,915	TIBCO Software, Inc.*	2,590,184
188,570	Trimble Navigation Ltd.*	4,761,393
52,816	ValueClick, Inc.*	1,117,587
80,012	VeriFone Systems, Inc.*	1,585,838
97,398	Vishay Intertechnology, Inc.*	1,193,126
28,603	WEX, Inc.*	2,289,098
37,539	Zebra Technologies Corp., Class A*	1,711,778
		154,518,680
	Materials — 5.5%

59,977	Albemarle Corp.	3,740,765
49,171	Aptargroup, Inc.	2,891,747
54,175	Ashland, Inc.	4,724,602
44,222	Cabot Corp.	1,768,438
32,652	Carpenter Technology Corp.	1,755,698
86,160	Commercial Metals Co.	1,282,061
24,549	Compass Minerals International, Inc.	1,809,998
26,876	Cytec Industries, Inc.	2,009,787
24,778	Domtar Corp.	1,635,348
34,679	Eagle Materials, Inc.	2,225,005
22,432	Greif, Inc., Class A	1,208,412
39,660	Intrepid Potash, Inc.	493,370
102,744	Louisiana-Pacific Corp.*	1,537,050
33,853	Martin Marietta Materials, Inc.	3,251,581
25,697	Minerals Technologies, Inc.	1,140,947
7,867	NewMarket Corp.	2,156,974
59,194	Olin Corp.	1,367,381
72,305	Packaging Corp. of America	3,835,057
56,534	Reliance Steel & Aluminum Co.	3,770,252
53,026	Rock-Tenn Co., Class A	5,891,719
47,954	Royal Gold, Inc.	2,782,771
97,683	RPM International, Inc.	3,319,268
28,650	Scotts Miracle-Gro Co. (The), Class A	1,510,141
36,892	Sensient Technologies Corp.	1,529,542
33,360	Silgan Holdings, Inc.	1,573,925
74,634	Sonoco Products Co.	2,778,624
162,480	Steel Dynamics, Inc.	2,479,445
60,255	Valspar Corp. (The)	3,745,451
39,313	Worthington Industries, Inc.	1,310,302
		69,525,661
	Telecommunication Services — 0.4%

74,088	Telephone & Data Systems, Inc.	2,051,497
110,816	tw telecom, inc.*	3,171,554
		5,223,051
	Utilities — 3.9%

81,778	Alliant Energy Corp.	4,057,007
103,762	Aqua America, Inc.	3,151,252
66,757	Atmos Energy Corp.	2,693,645
32,772	Black Hills Corp.	1,573,712
44,556	Cleco Corp.	2,012,149
113,326	Great Plains Energy, Inc.	2,484,106
72,643	Hawaiian Electric Industries, Inc.	1,816,801
37,030	IDACORP, Inc.	1,772,626
139,199	MDU Resources Group, Inc.	3,716,613
61,586	National Fuel Gas Co.	4,020,334
173,571	NV Energy, Inc.	4,070,240
146,143	OGE Energy Corp.	5,145,695
58,725	PNM Resources, Inc.	1,286,665
129,046	Questar Corp.	2,828,688
83,922	UGI Corp.	3,289,742
60,654	Vectren Corp.	1,977,320
93,541	Westar Energy, Inc.	2,910,061
38,124	WGL Holdings, Inc.	1,591,296
		50,397,952

	Total Common Stocks (Cost $1,062,893,749)	1,003,899,095

Principal Amount
	U.S. Government & Agency Securities (a) — 12.1%
	Federal Home Loan Bank
$23,993,477	0.00%, due 09/03/13	23,993,477
	Federal National Mortgage Association
2,783,240	0.01%, due 09/03/13	2,783,240
	U.S. Treasury Bills
10,000,000	0.00%, due 09/26/13	9,999,778
80,000,000	0.00%, due 12/12/13	79,988,907
7,000,000	0.00%, due 12/26/13	6,999,132
30,000,000	0.00%, due 02/27/14	29,992,467
	Total U.S. Government & Agency Securities (Cost $153,757,001)	153,757,001

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 14.1%
$179,196,554	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $179,197,330	$179,196,554
	Total Repurchase Agreements (Cost $179,196,554)	179,196,554

	Total Investment Securities (Cost $1,395,847,304) — 104.8%	1,336,852,650
	Liabilities in excess of other assets — (4.8%)	(61,794,655)
	Net Assets — 100.0%	$1,275,057,995

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $310,507,586.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,118,797
Aggregate gross unrealized depreciation	(63,094,500)
Net unrealized depreciation	$(58,975,703)
Federal income tax cost of investments	$1,395,828,353

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	1,391	09/20/13	$164,346,650	$(8,501,774)

Cash collateral in the amount of $6,968,900 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	$56,648,543	$(2,623,046)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	51,445,649	(1,536,614)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	171,259,037	(6,070,385)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400® Index	198,681,884	(12,792,114)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	235,586,255	(12,957,084)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	43,831,912	(1,810,016)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	49,252,926	(1,521,614)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	198,497,526	(11,337,748)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	41,517,004	3,932,342

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	335,131,424	(18,879,346)

		$(65,595,625)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 60.3%
	Consumer Discretionary — 8.4%

14,732	1-800-Flowers.com, Inc., Class A*	$80,142
10,795	A.H. Belo Corp., Class A	78,156
44,845	Aeropostale, Inc.*	364,590
13,646	AFC Enterprises, Inc.*	558,804
33,122	American Apparel, Inc.*	47,364
38,419	American Axle & Manufacturing Holdings, Inc.*	738,797
10,061	American Public Education, Inc.*	402,641
4,601	America’s Car-Mart, Inc.*	188,641
26,962	Ann, Inc.*	935,581
15,348	Arbitron, Inc.	722,277
7,533	Arctic Cat, Inc.	404,371
17,812	Asbury Automotive Group, Inc.*	875,104
8,078	Ascent Capital Group, Inc., Class A*	596,480
23,090	Barnes & Noble, Inc.*	315,640
6,200	Bassett Furniture Industries, Inc.	85,684
2,503	Beasley Broadcasting Group, Inc., Class A	18,697
14,339	Beazer Homes USA, Inc.*	242,903
19,884	bebe stores, inc.	114,930
59,306	Belo Corp., Class A	838,587
9,606	Big 5 Sporting Goods Corp.	160,708
829	Biglari Holdings, Inc.*	346,066
14,096	BJ’s Restaurants, Inc.*	440,359
12,955	Black Diamond, Inc.*	134,732
31,609	Bloomin’ Brands, Inc.*	711,203
7,083	Blue Nile, Inc.*	256,263
5,317	Blyth, Inc.	49,076
15,933	Bob Evans Farms, Inc.	781,195
9,446	Body Central Corp.*	57,054
7,722	Bon-Ton Stores, Inc. (The)	85,019
39,706	Boyd Gaming Corp.*	481,237
11,190	Bravo Brio Restaurant Group, Inc.*	167,626
10,474	Bridgepoint Education, Inc.*	173,030
6,773	Bright Horizons Family Solutions, Inc.*	246,605
24,716	Brown Shoe Co., Inc.	554,133
51,696	Brunswick Corp.	1,879,667
15,967	Buckle, Inc. (The)	826,771
10,720	Buffalo Wild Wings, Inc.*	1,113,915
21,122	Caesars Entertainment Corp.*	453,489
40,627	Callaway Golf Co.	281,139
6,316	Capella Education Co.*	343,275
31,534	Career Education Corp.*	82,619
13,169	Carmike Cinemas, Inc.*	230,853
8,978	Carriage Services, Inc.	158,192
13,527	Carrols Restaurant Group, Inc.*	81,433
15,742	Cato Corp. (The), Class A	396,069
3,982	Cavco Industries, Inc.*	209,214
10,161	CEC Entertainment, Inc.	411,216
43,758	Central European Media Enterprises Ltd., Class A*	190,347
30,475	Cheesecake Factory, Inc. (The)	1,272,941
13,206	Children’s Place Retail Stores, Inc. (The)*	702,295
20,756	Christopher & Banks Corp.*	114,988
7,858	Churchill Downs, Inc.	636,498
9,275	Chuy’s Holdings, Inc.*	333,436
8,833	Citi Trends, Inc.*	143,360
7,383	Columbia Sportswear Co.	417,804
12,827	Conn’s, Inc.*	854,406
36,200	Cooper Tire & Rubber Co.	1,155,866
6,558	Core-Mark Holding Co., Inc.	413,810
45,299	Corinthian Colleges, Inc.*	100,111
11,228	Cracker Barrel Old Country Store, Inc.	1,105,060
50,359	Crocs, Inc.*	677,832
19,805	Crown Media Holdings, Inc., Class A*	60,801
4,841	CSS Industries, Inc.	105,631
4,662	Culp, Inc.	89,324
43,034	Cumulus Media, Inc., Class A*	206,563
522	Daily Journal Corp.*	64,932
83,918	Dana Holding Corp.	1,758,921
6,111	Del Frisco’s Restaurant Group, Inc.*	117,515
52,449	Denny’s Corp.*	294,763
7,736	Destination Maternity Corp.	214,829
24,062	Destination XL Group, Inc.*	145,575
9,791	Dex Media, Inc.*	90,763
13,830	Digital Generation, Inc.*	169,694
9,450	DineEquity, Inc.	626,252
6,128	Diversified Restaurant Holdings, Inc.*	38,668
14,417	Dorman Products, Inc.	724,310
13,093	Drew Industries, Inc.	549,382
17,869	E.W. Scripps Co. (The), Class A*	271,788
13,802	Education Management Corp.*	112,072
3,695	Einstein Noah Restaurant Group, Inc.	59,157
13,666	Entercom Communications Corp., Class A*	108,371
31,512	Entravision Communications Corp., Class A	164,808
14,185	Ethan Allen Interiors, Inc.	369,803
5,588	EveryWare Global, Inc.*	72,365
48,782	Express, Inc.*	1,023,934
11,265	Federal-Mogul Corp.*	171,904
11,329	Fiesta Restaurant Group, Inc.*	370,118
68,554	Fifth & Pacific Cos., Inc.*	1,634,327
28,143	Finish Line, Inc. (The), Class A	589,877
18,741	Five Below, Inc.*	688,732
2,802	Flexsteel Industries, Inc.	63,017
25,159	Francesca’s Holdings Corp.*	606,835
20,987	Fred’s, Inc., Class A	328,027
8,027	Fuel Systems Solutions, Inc.*	152,513
9,592	G-III Apparel Group Ltd.*	439,410
13,725	Genesco, Inc.*	846,558
19,103	Gentherm, Inc.*	319,593
10,812	Global Sources Ltd.*	66,386
5,072	Gordmans Stores, Inc.*	70,095
25,949	Grand Canyon Education, Inc.*	895,500
28,742	Gray Television, Inc.*	189,697
12,431	Group 1 Automotive, Inc.	953,831
24,566	Harte-Hanks, Inc.	203,898
11,287	Haverty Furniture Cos., Inc.	273,258
18,232	Helen of Troy Ltd.*	732,562
4,917	Hemisphere Media Group, Inc.*	58,316
7,336	hhgregg, Inc.*	132,855
14,853	Hibbett Sports, Inc.*	769,385
31,409	Hillenbrand, Inc.	777,687
6,141	Hooker Furniture Corp.	88,369
64,670	Hovnanian Enterprises, Inc., Class A*	333,051
19,329	HSN, Inc.	1,041,060
32,588	Iconix Brand Group, Inc.*	1,069,538
4,118	Ignite Restaurant Group, Inc.*	61,605
15,910	International Speedway Corp., Class A	493,051
22,502	Interval Leisure Group, Inc.	486,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16,152	iRobot Corp.*	$527,686
12,098	Isle of Capri Casinos, Inc.*	90,251
13,351	ITT Educational Services, Inc.*	384,642
25,421	Jack in the Box, Inc.*	1,003,875
10,981	JAKKS Pacific, Inc.	56,991
9,545	Jamba, Inc.*	122,653
2,831	Johnson Outdoors, Inc., Class A*	71,313
45,773	Jones Group, Inc. (The)	674,236
15,980	JoS. A. Bank Clothiers, Inc.*	635,684
25,205	Journal Communications, Inc., Class A*	181,224
2,620	JTH Holding, Inc., Class A*	43,859
15,524	K12, Inc.*	563,676
47,747	KB Home	765,384
7,966	Kirkland’s, Inc.*	155,417
37,422	Krispy Kreme Doughnuts, Inc.*	737,962
29,921	La-Z-Boy, Inc.	636,120
36,420	LeapFrog Enterprises, Inc.*	350,360
12,000	Libbey, Inc.*	284,640
24,602	Life Time Fitness, Inc.*	1,229,854
34,679	LifeLock, Inc.*	437,302
5,837	Lifetime Brands, Inc.	80,726
13,717	Lincoln Educational Services Corp.	69,957
12,687	Lithia Motors, Inc., Class A	832,521
80,431	Live Nation Entertainment, Inc.*	1,356,067
7,443	Loral Space & Communications, Inc.	492,057
11,400	Luby’s, Inc.*	79,914
15,699	Lumber Liquidators Holdings, Inc.*	1,560,795
13,815	M/I Homes, Inc.*	258,755
6,917	Mac-Gray Corp.	99,259
13,307	Maidenform Brands, Inc.*	311,916
10,580	Marcus Corp.	130,134
6,009	Marine Products Corp.	52,338
13,343	MarineMax, Inc.*	163,318
16,660	Marriott Vacations Worldwide Corp.*	726,376
16,602	Martha Stewart Living Omnimedia, Class A*	40,343
15,779	Matthews International Corp., Class A	582,245
7,678	Mattress Firm Holding Corp.*	315,566
34,733	McClatchy Co. (The), Class A*	107,672
22,326	MDC Holdings, Inc.	621,333
14,422	MDC Partners, Inc., Class A	322,764
11,201	Media General, Inc., Class A*	117,499
28,731	Men’s Wearhouse, Inc. (The)	1,081,722
20,413	Meredith Corp.	877,963
20,659	Meritage Homes Corp.*	824,707
26,984	Modine Manufacturing Co.*	351,602
4,907	Monarch Casino & Resort, Inc.*	92,252
17,869	Monro Muffler Brake, Inc.	791,061
15,221	Morgans Hotel Group Co.*	104,568
10,098	Movado Group, Inc.	430,276
16,498	Multimedia Games Holding Co., Inc.*	647,382
2,831	NACCO Industries, Inc., Class A	157,347
1,555	Nathan’s Famous, Inc.*	79,740
32,511	National CineMedia, Inc.	584,548
17,731	Nautilus, Inc.*	111,883
16,448	New York & Co., Inc.*	80,595
73,730	New York Times Co. (The), Class A*	822,090
16,779	Nexstar Broadcasting Group, Inc., Class A	563,271
16,362	Nutrisystem, Inc.	207,143
140,628	Office Depot, Inc.*	589,231
49,724	OfficeMax, Inc.	540,500
13,710	Orbitz Worldwide, Inc.*	130,382
54,750	Orient-Express Hotels Ltd., Class A*	662,475
16,072	Outerwall, Inc.*	999,196
6,391	Overstock.com, Inc.*	179,779
7,689	Oxford Industries, Inc.	477,026
26,385	Pacific Sunwear of California, Inc.*	86,015
9,156	Papa John’s International, Inc.*	623,798
24,142	Penske Automotive Group, Inc.	942,262
30,390	Pep Boys-Manny Moe & Jack (The)*	341,280
7,045	Perry Ellis International, Inc.	129,064
11,492	PetMed Express, Inc.	175,483
54,170	Pier 1 Imports, Inc.	1,187,406
33,366	Pinnacle Entertainment, Inc.*	790,107
26,624	Pool Corp.	1,386,844
75,759	Quiksilver, Inc.*	375,007
5,700	R.G. Barry Corp.	90,801
56,970	RadioShack Corp.*	186,292
5,940	ReachLocal, Inc.*	65,221
9,964	Reading International, Inc., Class A*	62,175
8,091	Red Robin Gourmet Burgers, Inc.*	524,782
27,156	Regis Corp.	428,522
8,006	Remy International, Inc.	156,437
30,511	Rent-A-Center, Inc.	1,144,468
5,971	Rentrak Corp.*	148,379
10,106	Restoration Hardware Holdings, Inc.*	702,670
34,827	Ruby Tuesday, Inc.*	252,844
8,379	rue21, inc.*	342,282
20,476	Ruth’s Hospitality Group, Inc.	242,026
26,359	Ryland Group, Inc. (The)	917,820
2,763	Saga Communications, Inc., Class A	135,829
59,662	Saks, Inc.*	950,416
5,935	Salem Communications Corp., Class A	45,937
15,109	Scholastic Corp.	445,867
27,286	Scientific Games Corp., Class A*	389,917
4,946	Sears Hometown and Outlet Stores, Inc.*	158,668
31,804	Select Comfort Corp.*	785,559
32,168	SHFL Entertainment, Inc.*	732,465
3,483	Shiloh Industries, Inc.	42,702
8,576	Shoe Carnival, Inc.	217,732
21,701	Shutterfly, Inc.*	1,127,584
39,102	Sinclair Broadcast Group, Inc., Class A	935,320
22,102	Skechers U.S.A., Inc., Class A*	679,194
10,304	Skullcandy, Inc.*	54,817
36,668	Smith & Wesson Holding Corp.*	401,148
22,256	Sonic Automotive, Inc., Class A	484,958
32,093	Sonic Corp.*	512,204
39,023	Sotheby’s	1,799,351
19,495	Spartan Motors, Inc.	111,316
6,651	Speedway Motorsports, Inc.	117,590
18,696	Stage Stores, Inc.	348,306
11,326	Standard Motor Products, Inc.	347,255
84,701	Standard Pacific Corp.*	604,765

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,815	Stein Mart, Inc.	$192,152
8,384	Steiner Leisure Ltd.*	467,156
3,994	Steinway Musical Instruments, Inc.*	160,798
22,920	Steven Madden Ltd.*	1,237,680
41,407	Stewart Enterprises, Inc., Class A	541,604
16,282	Stoneridge, Inc.*	202,548
6,179	Strayer Education, Inc.	246,913
11,041	Sturm Ruger & Co., Inc.	578,217
13,280	Superior Industries International, Inc.	231,603
6,227	Systemax, Inc.	56,603
34,766	Tenneco, Inc.*	1,603,756
35,675	Texas Roadhouse, Inc.	886,524
10,548	Tile Shop Holdings, Inc.*	280,260
5,655	Tilly’s, Inc., Class A*	78,096
3,486	Tower International, Inc.*	71,393
13,727	Town Sports International Holdings, Inc.	159,370
6,051	Trans World Entertainment Corp.	27,411
8,448	TRI Pointe Homes, Inc.*	118,525
24,479	Tuesday Morning Corp.*	301,336
27,363	Tumi Holdings, Inc.*	562,583
8,531	Unifi, Inc.*	193,227
8,570	Universal Electronics, Inc.*	258,471
12,124	Universal Technical Institute, Inc.	128,878
20,522	Vail Resorts, Inc.	1,395,496
22,189	Valassis Communications, Inc.	611,307
22,449	ValueVision Media, Inc., Class A*	109,776
12,368	Vera Bradley, Inc.*	242,908
12,562	Vitacost.com, Inc.*	103,511
17,344	Vitamin Shoppe, Inc.*	730,529
10,672	VOXX International Corp.*	129,772
9,704	West Marine, Inc.*	110,237
50,850	Wet Seal, Inc. (The), Class A*	185,603
3,723	Weyco Group, Inc.	92,889
7,862	William Lyon Homes, Class A*	162,036
1,282	Winmark Corp.	92,881
16,039	Winnebago Industries, Inc.*	357,189
31,303	WMS Industries, Inc.*	804,487
28,676	Wolverine World Wide, Inc.	1,613,025
16,437	World Wrestling Entertainment, Inc., Class A	160,589
17,570	Zagg, Inc.*	78,187
18,559	Zale Corp.*	232,173
12,064	Zumiez, Inc.*	322,109
		116,699,736
	Consumer Staples — 2.4%

1,649	Alico, Inc.	66,389
50,087	Alliance One International, Inc.*	141,746
10,687	Andersons, Inc. (The)	701,708
7,824	Annie’s, Inc.*	359,356
672	Arden Group, Inc., Class A	89,174
30,209	B&G Foods, Inc.	1,023,179
4,711	Boston Beer Co., Inc. (The), Class A*	997,978
34,007	Boulder Brands, Inc.*	529,149
6,988	Calavo Growers, Inc.	173,023
8,484	Cal-Maine Foods, Inc.	387,125
21,906	Casey’s General Stores, Inc.	1,444,482
23,924	Central Garden and Pet Co., Class A*	149,764
7,996	Chefs’ Warehouse, Inc. (The)*	184,628
26,553	Chiquita Brands International, Inc.*	327,398
2,661	Coca-Cola Bottling Co. Consolidated	167,217
6,037	Craft Brew Alliance, Inc.*	72,444
67,550	Darling International, Inc.*	1,366,536
12,721	Diamond Foods, Inc.*	263,325
29,343	Dole Food Co., Inc.*	402,586
14,648	Elizabeth Arden, Inc.*	508,725
8,971	Fairway Group Holdings Corp.*	207,948
3,379	Farmer Bros Co.*	46,360
12,423	Female Health Co. (The)	106,838
21,639	Fresh Del Monte Produce, Inc.	624,502
1,501	Griffin Land & Nurseries, Inc.	46,141
21,947	Hain Celestial Group, Inc. (The)*	1,794,826
18,871	Harbinger Group, Inc.*	173,424
28,269	Harris Teeter Supermarkets, Inc.	1,389,421
6,759	Ingles Markets, Inc., Class A	168,907
9,374	Inter Parfums, Inc.	249,067
8,034	Inventure Foods, Inc.*	72,467
8,539	J&J Snack Foods Corp.	656,820
4,675	John B. Sanfilippo & Son, Inc.	101,214
10,579	Lancaster Colony Corp.	780,413
64,879	Lifevantage Corp.*	156,358
2,633	Lifeway Foods, Inc.	37,310
5,721	Limoneira Co.	124,146
7,892	Medifast, Inc.*	196,195
7,015	Nash Finch Co.	171,376
6,481	National Beverage Corp.	103,761
5,065	Natural Grocers by Vitamin Cottage, Inc.*	195,256
6,232	Nature’s Sunshine Products, Inc.	108,811
4,891	Nutraceutical International Corp.	110,292
2,758	Oil-Dri Corp. of America	85,526
11,382	Omega Protein Corp.*	101,869
3,416	Orchids Paper Products Co.	93,906
13,457	Pantry, Inc. (The)*	153,544
34,635	Pilgrim’s Pride Corp.*	530,955
18,672	Post Holdings, Inc.*	797,294
29,231	Prestige Brands Holdings, Inc.*	949,131
10,785	Pricesmart, Inc.	927,186
6,481	Revlon, Inc., Class A*	145,045
417,301	Rite Aid Corp.*	1,443,861
14,393	Roundy’s, Inc.	121,477
13,153	Sanderson Farms, Inc.	861,258
168	Seaboard Corp.	450,240
4,655	Seneca Foods Corp., Class A*	137,183
27,170	Snyder’s-Lance, Inc.	730,873
12,513	Spartan Stores, Inc.	257,267
12,288	Spectrum Brands Holdings, Inc.	743,916
95,151	Star Scientific, Inc.*	187,447
116,014	SUPERVALU, Inc.*	831,820
10,312	Susser Holdings Corp.*	491,986
9,885	Synutra International, Inc.*	47,448
11,188	Tootsie Roll Industries, Inc.	335,528
20,712	TreeHouse Foods, Inc.*	1,346,901
28,183	United Natural Foods, Inc.*	1,708,735
13,338	Universal Corp.	653,829
3,430	USANA Health Sciences, Inc.*	260,509
34,402	Vector Group Ltd.	561,785
3,618	Village Super Market, Inc., Class A	126,594
8,840	WD-40 Co.	514,311

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
6,292		Weis Markets, Inc.	$295,598
			32,870,807
		Energy — 3.3%

46,942		Abraxas Petroleum Corp.*	118,294
1,201		Adams Resources & Energy, Inc.	73,033
13,301		Alon USA Energy, Inc.	165,198
126,190		Alpha Natural Resources, Inc.*	767,235
14,979		Amyris, Inc.*	38,346
5,222		Apco Oil and Gas International, Inc.*	75,771
19,931		Approach Resources, Inc.*	464,392
121,300		Arch Coal, Inc.	542,211
17,093		Basic Energy Services, Inc.*	198,963
30,100		Berry Petroleum Co., Class A	1,238,615
27,864		Bill Barrett Corp.*	599,912
4,930		Bolt Technology Corp.	87,162
16,820		Bonanza Creek Energy, Inc.*	667,754
67,331		BPZ Resources, Inc.*	153,515
20,660		Bristow Group, Inc.	1,357,362
25,746		C&J Energy Services, Inc.*	528,565
55,965		Cal Dive International, Inc.*	113,049
22,784		Callon Petroleum Co.*	102,300
11,312		CARBO Ceramics, Inc.	922,946
23,080		Carrizo Oil & Gas, Inc.*	790,721
3,365		Clayton Williams Energy, Inc.*	165,760
38,929		Clean Energy Fuels Corp.*	489,727
34,763		Cloud Peak Energy, Inc.*	547,170
27,600		Comstock Resources, Inc.	402,960
7,433		Contango Oil & Gas Co.	266,547
12,538		Crimson Exploration, Inc.*	36,987
27,204		Crosstex Energy, Inc.	530,750
4,602		Dawson Geophysical Co.*	165,212
21,222		Delek U.S. Holdings, Inc.	527,579
11,158		Diamondback Energy, Inc.*	448,998
20,892		Emerald Oil, Inc.*	136,216
26,918		Endeavour International Corp.*	134,590
45,363		Energy XXI Bermuda Ltd.	1,205,295
17,079		EPL Oil & Gas, Inc.*	577,953
20,347		Equal Energy Ltd.	96,648
11,502		Era Group, Inc.*	285,595
9,690		Evolution Petroleum Corp.*	109,012
77,563		EXCO Resources, Inc.	564,659
32,903		Exterran Holdings, Inc.*	902,529
68,176		Forest Oil Corp.*	379,059
22,482		Forum Energy Technologies, Inc.*	588,354
29,445		Frontline Ltd.*	71,257
30,527		FX Energy, Inc.*	104,097
14,582		GasLog Ltd.	200,211
31,709		Gastar Exploration Ltd.*	99,883
7,379		Geospace Technologies Corp.*	514,759
13,046		Global Geophysical Services, Inc.*	32,876
15,082		Goodrich Petroleum Corp.*	323,509
14,450		Green Plains Renewable Energy, Inc.*	232,500
—	#	Gulf Coast Ultra Deep Royalty Trust*	—
8,262		Gulf Island Fabrication, Inc.	194,074
15,259		GulfMark Offshore, Inc., Class A	701,609
132,368		Halcon Resources Corp.*	628,748
4,965		Hallador Energy Co.	36,443
60,543		Helix Energy Solutions Group, Inc.*	1,515,391
91,143		Hercules Offshore, Inc.*	656,230
20,454		Hornbeck Offshore Services, Inc.*	1,114,334
76,102		ION Geophysical Corp.*	364,529
527		Isramco, Inc.*	55,546
87,046		Key Energy Services, Inc.*	580,597
25,080		KiOR, Inc., Class A*	55,427
13,986		Knightsbridge Tankers Ltd.	118,601
151,696		Kodiak Oil & Gas Corp.*	1,515,443
17,177		L&L Energy, Inc.*	40,709
98,240		Magnum Hunter Resources Corp.*	456,816
28,305		Matador Resources Co.*	479,487
14,900		Matrix Service Co.*	232,291
18,970		Midstates Petroleum Co., Inc.*	85,744
17,441		Miller Energy Resources, Inc.*	109,181
7,337		Mitcham Industries, Inc.*	128,838
7,068		Natural Gas Services Group, Inc.*	193,805
49,239		Newpark Resources, Inc.*	548,030
37,741		Nordic American Tankers Ltd.	290,228
36,453		Northern Oil and Gas, Inc.*	469,515
81,518		Nuverra Environmental Solutions, Inc.*	187,491
3,984		Panhandle Oil and Gas, Inc., Class A	113,385
68,077		Parker Drilling Co.*	390,762
20,346		PDC Energy, Inc.*	1,167,453
31,557		Penn Virginia Corp.*	151,789
32,602		PetroQuest Energy, Inc.*	136,928
7,189		PHI, Inc. (Non-Voting)*	252,190
35,533		Pioneer Energy Services Corp.*	240,203
71,202		Quicksilver Resources, Inc.*	118,907
12,088		Renewable Energy Group, Inc.*	186,760
129,098		Rentech, Inc.	249,159
38,693		Resolute Energy Corp.*	303,353
3,126		REX American Resources Corp.*	92,342
25,837		Rex Energy Corp.*	537,410
6,767		RigNet, Inc.*	245,710
34,913		Rosetta Resources, Inc.*	1,624,502
16,248		Sanchez Energy Corp.*	392,552
105,532		Scorpio Tankers, Inc.	995,167
11,493		SEACOR Holdings, Inc.	954,838
24,031		SemGroup Corp., Class A	1,272,201
31,976		Ship Finance International Ltd.	494,349
27,328		Solazyme, Inc.*	307,440
28,557		Stone Energy Corp.*	782,462
24,779		Swift Energy Co.*	279,507
28,998		Synergy Resources Corp.*	271,421
18,803		Targa Resources Corp.	1,280,296
35,562		Teekay Tankers Ltd., Class A	89,261
17,266		Tesco Corp.*	266,760
44,732		TETRA Technologies, Inc.*	525,601
9,082		TGC Industries, Inc.	72,111
33,538		Triangle Petroleum Corp.*	223,028
48,861		Uranium Energy Corp.*	114,823
69,363		Ur-Energy, Inc.*	71,444
33,096		Vaalco Energy, Inc.*	184,014
114,867		Vantage Drilling Co.*	197,571
19,870		W&T Offshore, Inc.	306,992
41,643		Warren Resources, Inc.*	119,099
30,944		Western Refining, Inc.	907,588
6,724		Westmoreland Coal Co.*	86,538
22,849		Willbros Group, Inc.*	208,154
21,183		ZaZa Energy Corp.*	20,338
			46,139,551
		Financials — 13.7%

8,622		1st Source Corp.	222,103

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17,079	1st United Bancorp, Inc./FL	$122,286
31,476	Acadia Realty Trust (REIT)	734,335
4,176	Access National Corp.	56,794
15,964	AG Mortgage Investment Trust, Inc. (REIT)	280,328
7,568	Agree Realty Corp. (REIT)	205,093
24,603	Alexander & Baldwin, Inc.*	884,970
1,201	Alexander’s, Inc. (REIT)	328,990
14,322	Altisource Residential Corp.*	271,402
25,718	Ambac Financial Group, Inc.*	569,911
19,201	American Assets Trust, Inc. (REIT)	568,542
33,703	American Capital Mortgage Investment Corp. (REIT)	675,408
36,587	American Equity Investment Life Holding Co.	724,788
4,494	American National Bankshares, Inc.	98,239
88,028	American Realty Capital Properties, Inc. (REIT)	1,180,455
7,830	American Residential Properties, Inc. (REIT)*	133,580
5,486	American Safety Insurance Holdings Ltd.*	165,293
13,646	Ameris Bancorp*	261,457
10,509	AMERISAFE, Inc.	342,488
5,321	Ames National Corp.	107,431
11,217	AmREIT, Inc. (REIT)	189,231
17,725	AmTrust Financial Services, Inc.	633,119
82,790	Anworth Mortgage Asset Corp. (REIT)	366,760
21,077	Apollo Commercial Real Estate Finance, Inc. (REIT)	316,577
128,440	Apollo Investment Corp.	1,013,392
18,309	Apollo Residential Mortgage, Inc. (REIT)	278,480
12,229	Ares Commercial Real Estate Corp. (REIT)	156,164
15,534	Argo Group International Holdings Ltd.	634,409
9,149	Arlington Asset Investment Corp., Class A	212,440
10,861	Armada Hoffler Properties, Inc. (REIT)	101,985
213,811	ARMOUR Residential REIT, Inc. (REIT)	893,730
5,965	Arrow Financial Corp.	151,451
35,118	Ashford Hospitality Trust, Inc. (REIT)	404,911
32,880	Associated Estates Realty Corp. (REIT)	452,758
50,470	Astoria Financial Corp.	620,781
5,396	AV Homes, Inc.*	86,768
6,572	Aviv REIT, Inc. (REIT)	149,316
5,276	Baldwin & Lyons, Inc., Class B	124,461
9,329	Banc of California, Inc.	124,076
4,050	Bancfirst Corp.	206,874
16,728	Banco Latinoamericano de Comercio Exterior S.A., Class E	402,810
18,773	Bancorp, Inc. (The)/DE*	296,801
54,397	BancorpSouth, Inc.	1,054,214
26,529	Bank Mutual Corp.	157,582
3,508	Bank of Kentucky Financial Corp.	94,751
3,110	Bank of Marin Bancorp	122,565
17,773	Bank of the Ozarks, Inc.	806,539
12,043	BankFinancial Corp.	101,161
11,123	Banner Corp.	381,074
2,245	Bar Harbor Bankshares	80,820
45,138	BBCN Bancorp, Inc.	603,044
4,123	BBX Capital Corp., Class A*	52,197
18,272	Beneficial Mutual Bancorp, Inc.*	169,199
14,332	Berkshire Hills Bancorp, Inc.	356,150
72,611	BGC Partners, Inc., Class A	405,895
42,349	BlackRock Kelso Capital Corp.	415,020
10,469	BNC Bancorp	136,306
6,913	BofI Holding, Inc.*	447,755
45,551	Boston Private Financial Holdings, Inc.	465,531
5,129	Bridge Bancorp, Inc.	108,530
5,500	Bridge Capital Holdings*	88,220
40,060	Brookline Bancorp, Inc.	362,543
7,722	Bryn Mawr Bank Corp.	194,672
1,868	C&F Financial Corp.	93,718
11,346	Calamos Asset Management, Inc., Class A	112,552
1,325	California First National Bancorp	20,352
4,364	Camden National Corp.	166,530
36,892	Campus Crest Communities, Inc. (REIT)	390,317
14,171	Capital Bank Financial Corp., Class A*	279,877
7,131	Capital City Bank Group, Inc.*	85,001
7,690	Capital Southwest Corp.	253,539
85,130	Capitol Federal Financial, Inc.	1,041,991
50,776	CapLease, Inc. (REIT)	432,104
54,613	Capstead Mortgage Corp. (REIT)	641,157
17,297	Cardinal Financial Corp.	284,363
3,490	Cascade Bancorp*	20,905
16,307	Cash America International, Inc.	697,613
45,072	Cathay General Bancorp	992,485
41,322	Cedar Realty Trust, Inc. (REIT)	201,651
6,732	Center Bancorp, Inc.	93,979
17,200	CenterState Banks, Inc.	157,380
12,474	Central Pacific Financial Corp.	211,933
1,943	Century Bancorp, Inc./MA, Class A	61,476
135,159	Chambers Street Properties (REIT)	993,419
13,003	Charter Financial Corp./MD	134,061
12,892	Chatham Lodging Trust (REIT)	233,345
15,736	Chemical Financial Corp.	428,649
2,059	Chemung Financial Corp.	63,500
27,758	Chesapeake Lodging Trust (REIT)	610,954
3,911	CIFC Corp.	29,332
7,048	Citizens & Northern Corp.	135,322
24,825	Citizens, Inc./TX*	186,932
8,950	City Holding Co.	365,607
4,909	Clifton Savings Bancorp, Inc.	59,153
7,150	CNB Financial Corp./PA	119,619
126,971	CNO Financial Group, Inc.	1,725,536
20,259	CoBiz Financial, Inc.	181,521
10,755	Cohen & Steers, Inc.	335,556
50,652	Colonial Properties Trust (REIT)	1,118,903
36,918	Colony Financial, Inc. (REIT)	729,869
29,162	Columbia Banking System, Inc.	676,558
22,862	Community Bank System, Inc.	759,933
8,011	Community Trust Bancorp, Inc.	302,175
6,012	CommunityOne Bancorp*	51,042
1,000	ConnectOne Bancorp, Inc.*	33,020
3,343	Consolidated-Tomoka Land Co.	120,682

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,339	Consumer Portfolio Services, Inc.*	$60,380
11,856	CoreSite Realty Corp. (REIT)	360,778
96,078	Cousins Properties, Inc. (REIT)	954,055
55,811	Cowen Group, Inc., Class A*	180,828
15,004	Crawford & Co., Class B	113,730
4,061	Credit Acceptance Corp.*	436,761
5,370	CU Bancorp*	89,572
76,134	CubeSmart (REIT)	1,267,631
11,413	Customers Bancorp, Inc.*	186,945
52,485	CVB Financial Corp.	668,659
10,960	CyrusOne, Inc. (REIT)	208,898
99,790	CYS Investments, Inc. (REIT)	766,387
166,143	DCT Industrial Trust, Inc. (REIT)	1,111,497
23,141	DFC Global Corp.*	261,493
1,615	Diamond Hill Investment Group, Inc.	177,182
111,701	DiamondRock Hospitality Co. (REIT)	1,082,383
18,199	Dime Community Bancshares, Inc.	289,728
4,235	Donegal Group, Inc., Class A	57,088
3,732	Doral Financial Corp.*	88,339
35,669	DuPont Fabros Technology, Inc. (REIT)	812,896
31,398	Dynex Capital, Inc. (REIT)	252,126
12,749	Eagle Bancorp, Inc.*	324,844
3,677	Eastern Insurance Holdings, Inc.	73,577
17,291	EastGroup Properties, Inc. (REIT)	971,754
65,164	Education Realty Trust, Inc. (REIT)	559,759
10,525	eHealth, Inc.*	291,227
3,686	Ellington Residential Mortgage REIT (REIT)	55,806
2,573	EMC Insurance Group, Inc.	71,787
17,688	Employers Holdings, Inc.	468,909
14,292	Encore Capital Group, Inc.*	612,698
5,444	Enstar Group Ltd.*	733,688
4,138	Enterprise Bancorp, Inc./MA	76,884
10,348	Enterprise Financial Services Corp.	171,052
26,884	EPR Properties (REIT)	1,316,778
34,409	Equity One, Inc. (REIT)	731,535
7,335	ESB Financial Corp.	86,773
5,134	ESSA Bancorp, Inc.	54,728
45,999	EverBank Financial Corp.	646,746
18,070	Evercore Partners, Inc., Class A	805,741
27,337	Excel Trust, Inc. (REIT)	318,749
29,172	EZCORP, Inc., Class A*	495,341
4,271	Farmers Capital Bank Corp.*	85,206
5,075	FBL Financial Group, Inc., Class A	223,706
4,997	FBR & Co.*	134,020
5,890	Federal Agricultural Mortgage Corp., Class C	198,198
70,936	FelCor Lodging Trust, Inc. (REIT)*	390,857
8,309	Fidelity Southern Corp.	119,404
7,829	Fidus Investment Corp.	146,715
69,013	Fifth Street Finance Corp.	714,975
27,950	Financial Engines, Inc.	1,493,927
7,884	Financial Institutions, Inc.	146,169
61,826	First American Financial Corp.	1,292,163
5,460	First Bancorp, Inc./ME	88,889
41,203	First BanCorp./Puerto Rico*	263,287
11,241	First Bancorp/NC	158,048
41,408	First Busey Corp.	197,102
16,678	First Cash Financial Services, Inc.*	921,793
55,950	First Commonwealth Financial Corp.	410,113
10,237	First Community Bancshares, Inc./VA	154,067
9,706	First Connecticut Bancorp, Inc./CT	135,884
5,585	First Defiance Financial Corp.	136,888
1,660	First Federal Bancshares of Arkansas, Inc.*	15,787
33,063	First Financial Bancorp	495,945
18,021	First Financial Bankshares, Inc.	1,036,207
6,415	First Financial Corp./IN	195,144
13,735	First Financial Holdings, Inc.	739,355
8,651	First Financial Northwest, Inc.	92,133
61,429	First Industrial Realty Trust, Inc. (REIT)	929,421
10,024	First Interstate BancSystem, Inc.	227,845
4,743	First M&F Corp.	76,789
52,196	First Marblehead Corp. (The)*	41,799
16,449	First Merchants Corp.	280,949
42,903	First Midwest Bancorp, Inc./IL	644,832
2,381	First NBC Bank Holding Co.*	55,977
4,513	First of Long Island Corp. (The)	166,214
33,572	First Potomac Realty Trust (REIT)	417,636
35,675	First Security Group, Inc./TN*	80,625
94,720	FirstMerit Corp.	2,004,275
11,344	Flagstar Bancorp, Inc.*	164,488
17,622	Flushing Financial Corp.	315,434
82,879	FNB Corp./PA	1,000,350
19,803	Forestar Group, Inc.*	395,268
3,671	Fortegra Financial Corp.*	27,973
6,961	Fox Chase Bancorp, Inc.	117,502
6,146	Franklin Financial Corp./VA	110,136
51,443	Franklin Street Properties Corp. (REIT)	626,576
20,906	FXCM, Inc., Class A	397,005
6,291	Gain Capital Holdings, Inc.	46,931
3,443	GAMCO Investors, Inc., Class A	197,904
3,432	Garrison Capital, Inc.	51,549
40,917	Geo Group, Inc. (The) (REIT)	1,277,020
7,239	German American Bancorp, Inc.	172,795
14,636	Getty Realty Corp. (REIT)	267,253
39,789	GFI Group, Inc.	159,554
41,163	Glacier Bancorp, Inc.	971,447
12,002	Gladstone Capital Corp.	98,176
8,011	Gladstone Commercial Corp. (REIT)	142,115
15,131	Gladstone Investment Corp.	103,496
82,582	Glimcher Realty Trust (REIT)	817,562
4,790	Global Indemnity PLC*	117,499
19,807	Golub Capital BDC, Inc.	342,265
31,241	Government Properties Income Trust (REIT)	730,415
33,934	Gramercy Property Trust, Inc. (REIT)*	138,790
5,886	Great Southern Bancorp, Inc.	156,450
14,744	Green Dot Corp., Class A*	338,522
16,109	Greenhill & Co., Inc.	763,405
16,120	Greenlight Capital Re Ltd., Class A*	432,822
11,041	GSV Capital Corp.*	136,908
8,407	Guaranty Bancorp	99,371
8,116	Hallmark Financial Services, Inc.*	68,418

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,277	Hampton Roads Bankshares, Inc.*	$29,494
48,512	Hancock Holding Co.	1,559,661
18,053	Hanmi Financial Corp.	294,805
8,422	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	98,874
5,306	HCI Group, Inc.	185,020
2,634	Health Insurance Innovations, Inc., Class A*	28,052
54,784	Healthcare Realty Trust, Inc. (REIT)	1,232,092
8,474	Heartland Financial USA, Inc.	230,239
35,178	Hercules Technology Growth Capital, Inc.	509,729
11,902	Heritage Commerce Corp.	81,886
8,658	Heritage Financial Corp./WA	130,909
11,531	Heritage Oaks Bancorp*	72,069
115,761	Hersha Hospitality Trust (REIT)	606,588
18,912	HFF, Inc., Class A	434,976
51,347	Highwoods Properties, Inc. (REIT)	1,734,502
35,463	Hilltop Holdings, Inc.*	555,351
733	Hingham Institution for Savings	48,525
3,703	Home Bancorp, Inc.*	63,173
25,850	Home BancShares, Inc./AR	657,107
8,282	Home Federal Bancorp, Inc./ID	105,761
40,587	Home Loan Servicing Solutions Ltd.	925,384
7,406	HomeStreet, Inc.	145,380
11,902	HomeTrust Bancshares, Inc.*	194,598
22,682	Horace Mann Educators Corp.	597,897
4,969	Horizon Bancorp/IN	107,728
4,702	Horizon Technology Finance Corp.	62,772
24,766	Hudson Pacific Properties, Inc. (REIT)	494,082
9,390	Hudson Valley Holding Corp.	172,400
16,969	Iberiabank Corp.	888,157
21,719	ICG Group, Inc.*	271,922
9,860	Imperial Holdings, Inc.*	66,851
4,505	Independence Holding Co.	63,070
13,077	Independent Bank Corp./MA	464,364
2,167	Independent Bank Group, Inc.	74,241
6,585	Infinity Property & Casualty Corp.	398,458
48,753	Inland Real Estate Corp. (REIT)	478,267
30,509	International Bancshares Corp.	668,757
10,232	Intervest Bancshares Corp.*	71,215
8,049	INTL FCStone, Inc.*	154,702
77,274	Invesco Mortgage Capital, Inc. (REIT)	1,183,065
21,267	Investment Technology Group, Inc.*	361,539
25,240	Investors Bancorp, Inc.	525,497
57,648	Investors Real Estate Trust (REIT)	469,831
754	Investors Title Co.	53,730
48,609	iStar Financial, Inc. (REIT)*	538,588
85,276	Janus Capital Group, Inc.	712,907
7,715	JAVELIN Mortgage Investment Corp. (REIT)	96,206
8,974	JMP Group, Inc.	57,703
2,254	Kansas City Life Insurance Co.	98,410
16,157	KCAP Financial, Inc.	134,911
40,605	KCG Holdings, Inc., Class A*	352,451
8,195	Kearny Financial Corp.*	80,147
29,948	Kennedy-Wilson Holdings, Inc.	552,241
52,276	Kite Realty Group Trust (REIT)	301,633
58,852	Ladenburg Thalmann Financial Services, Inc.*	98,283
20,426	Lakeland Bancorp, Inc.	222,848
9,386	Lakeland Financial Corp.	291,905
54,600	LaSalle Hotel Properties (REIT)	1,448,538
3,462	LCNB Corp.	66,955
96,447	Lexington Realty Trust (REIT)	1,130,359
19,853	LTC Properties, Inc. (REIT)	703,392
13,564	Macatawa Bank Corp.*	60,631
28,480	Maiden Holdings Ltd.	372,518
22,312	Main Street Capital Corp.	649,725
11,646	MainSource Financial Group, Inc.	165,955
7,763	Manning & Napier, Inc.	116,290
21,435	MarketAxess Holdings, Inc.	1,088,041
4,713	Marlin Business Services Corp.	114,809
31,318	MB Financial, Inc.	845,273
40,698	MCG Capital Corp.	199,013
28,511	Meadowbrook Insurance Group, Inc.	170,496
10,643	Medallion Financial Corp.	150,492
92,339	Medical Properties Trust, Inc. (REIT)	1,066,515
18,989	Medley Capital Corp.	249,705
4,975	Mercantile Bank Corp.	99,500
3,204	Merchants Bancshares, Inc.	93,781
4,762	Meridian Interstate Bancorp, Inc.*	93,430
3,410	Meta Financial Group, Inc.	107,551
8,079	Metro Bancorp, Inc.*	153,663
9,110	MetroCorp Bancshares, Inc.	92,193
185,298	MGIC Investment Corp.*	1,337,852
3,040	Middleburg Financial Corp.	56,453
4,702	MidSouth Bancorp, Inc.	70,718
3,869	MidWestOne Financial Group, Inc.	90,921
24,255	Monmouth Real Estate Investment Corp., Class A (REIT)	217,810
25,118	Montpelier Re Holdings Ltd.	624,182
32,767	MPG Office Trust, Inc. (REIT)*	101,905
13,669	MVC Capital, Inc.	171,273
2,397	NASB Financial, Inc.*	64,192
29,870	National Bank Holdings Corp., Class A	583,958
3,971	National Bankshares, Inc.	145,061
14,060	National Health Investors, Inc. (REIT)	771,894
3,794	National Interstate Corp.	95,419
66,881	National Penn Bancshares, Inc.	671,485
1,252	National Western Life Insurance Co., Class A	247,946
5,920	Navigators Group, Inc. (The)*	324,002
25,030	NBT Bancorp, Inc.	536,143
13,074	Nelnet, Inc., Class A	495,243
21,331	New Mountain Finance Corp.	313,139
144,605	New Residential Investment Corp. (REIT)	918,242
36,423	New York Mortgage Trust, Inc. (REIT)	219,995
14,434	NewBridge Bancorp*	103,925
15,000	NewStar Financial, Inc.*	197,550
12,013	NGP Capital Resources Co.	75,802
5,875	Nicholas Financial, Inc.	94,881
33,264	Northfield Bancorp, Inc./NJ	399,168
3,723	Northrim BanCorp, Inc.	84,065
136,984	NorthStar Realty Finance Corp. (REIT)	1,199,980

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
53,570	Northwest Bancshares, Inc.	$714,624
7,868	OceanFirst Financial Corp.	128,327
26,076	OFG Bancorp	447,986
57,932	Old National Bancorp/IN	761,226
6,540	OmniAmerican Bancorp, Inc.*	148,785
6,713	One Liberty Properties, Inc. (REIT)	143,457
12,930	OneBeacon Insurance Group Ltd., Class A	184,640
5,665	Oppenheimer Holdings, Inc., Class A	99,137
25,930	Oritani Financial Corp.	402,174
10,223	Pacific Continental Corp.	128,503
9,508	Pacific Premier Bancorp, Inc.*	126,171
21,667	PacWest Bancorp	720,428
2,546	Palmetto Bancshares, Inc.*	30,476
6,580	Park National Corp.	500,672
25,557	Park Sterling Corp.	152,575
24,895	Parkway Properties, Inc./MD (REIT)	407,033
5,140	Peapack Gladstone Financial Corp.	85,427
35,097	Pebblebrook Hotel Trust (REIT)	898,483
8,404	PennantPark Floating Rate Capital Ltd.	111,353
37,976	PennantPark Investment Corp.	421,154
2,754	Penns Woods Bancorp, Inc.	129,961
38,866	Pennsylvania Real Estate Investment Trust (REIT)	720,964
7,303	PennyMac Financial Services, Inc., Class A*	124,662
40,263	PennyMac Mortgage Investment Trust (REIT)	847,536
6,172	Peoples Bancorp, Inc./OH	129,365
32,632	PHH Corp.*	681,030
3,315	Phoenix Cos., Inc. (The)*	125,638
12,993	PICO Holdings, Inc.*	274,022
20,019	Pinnacle Financial Partners, Inc.*	559,531
9,224	Piper Jaffray Cos.*	299,872
16,727	Platinum Underwriters Holdings Ltd.	966,486
28,982	Portfolio Recovery Associates, Inc.*	1,537,205
23,140	Potlatch Corp. (REIT)	892,278
6,665	Preferred Bank/CA*	107,173
32,568	Primerica, Inc.	1,209,250
37,093	PrivateBancorp, Inc.	809,369
148,475	Prospect Capital Corp.	1,643,618
34,447	Prosperity Bancshares, Inc.	2,059,931
5,243	Provident Financial Holdings, Inc.	93,168
34,107	Provident Financial Services, Inc.	551,851
25,348	Provident New York Bancorp	258,043
10,432	PS Business Parks, Inc. (REIT)	758,093
6,487	Pzena Investment Management, Inc., Class A	42,230
98,794	Radian Group, Inc.	1,338,659
39,982	RAIT Financial Trust (REIT)	247,089
34,110	Ramco-Gershenson Properties Trust (REIT)	493,913
46,935	Redwood Trust, Inc. (REIT)	834,974
3,066	Regional Management Corp.*	84,254
14,414	Renasant Corp.	362,800
5,541	Republic Bancorp, Inc./KY, Class A	146,338
6,948	Resource America, Inc., Class A	51,902
72,567	Resource Capital Corp. (REIT)	422,340
41,062	Retail Opportunity Investments Corp. (REIT)	531,342
12,164	RLI Corp.	949,887
70,681	RLJ Lodging Trust (REIT)	1,624,249
15,674	Rockville Financial, Inc.	204,546
4,174	Roma Financial Corp.*	74,965
12,816	Rouse Properties, Inc. (REIT)	237,609
25,211	Ryman Hospitality Properties, Inc. (REIT)	832,971
16,985	S&T Bancorp, Inc.	381,823
7,978	S.Y. Bancorp, Inc.	211,816
21,337	Sabra Health Care REIT, Inc. (REIT)	471,761
11,988	Safeguard Scientifics, Inc.*	174,306
7,361	Safety Insurance Group, Inc.	369,081
14,266	Sandy Spring Bancorp, Inc.	318,845
4,487	Saul Centers, Inc. (REIT)	194,781
41,917	Seacoast Banking Corp. of Florida*	86,349
12,508	Select Income REIT (REIT)	304,320
31,736	Selective Insurance Group, Inc.	727,706
6,960	Sierra Bancorp	100,363
8,706	Silver Bay Realty Trust Corp. (REIT)	137,294
9,436	Simmons First National Corp., Class A	228,446
25,721	Solar Capital Ltd.	564,576
6,581	Solar Senior Capital Ltd.	117,010
10,197	Southside Bancshares, Inc.	253,701
11,254	Southwest Bancorp, Inc./OK*	162,508
17,949	Sovran Self Storage, Inc. (REIT)	1,189,480
23,907	STAG Industrial, Inc. (REIT)	478,140
8,545	State Auto Financial Corp.	159,535
18,242	State Bank Financial Corp.	276,549
12,981	StellarOne Corp.	265,851
17,691	Sterling Bancorp/NY	224,499
19,419	Sterling Financial Corp./WA	469,940
12,176	Stewart Information Services Corp.	372,464
36,331	Stifel Financial Corp.*	1,453,985
103,613	Strategic Hotels & Resorts, Inc. (REIT)*	840,301
6,610	Suffolk Bancorp*	112,436
37,680	Summit Hotel Properties, Inc. (REIT)	359,467
23,113	Sun Bancorp, Inc./NJ*	84,131
20,492	Sun Communities, Inc. (REIT)	880,541
93,054	Sunstone Hotel Investors, Inc. (REIT)*	1,119,440
106,564	Susquehanna Bancshares, Inc.	1,343,772
16,541	SWS Group, Inc.*	86,840
46,568	Symetra Financial Corp.	804,229
9,873	Taylor Capital Group, Inc.*	208,913
14,847	TCP Capital Corp.	231,316
7,876	Tejon Ranch Co.*	233,996
14,282	Terreno Realty Corp. (REIT)	250,792
6,071	Territorial Bancorp, Inc.	133,016
23,307	Texas Capital Bancshares, Inc.*	1,027,373
19,377	THL Credit, Inc.	304,219
17,281	Thomas Properties Group, Inc.	95,045
30,028	TICC Capital Corp.	289,470
8,261	Tompkins Financial Corp.	358,527
32,823	Tower Group International Ltd.	463,789
15,043	TowneBank/VA	211,354
3,670	Tree.com, Inc.	91,897
15,752	Triangle Capital Corp.	459,486
9,154	Trico Bancshares	187,657
3,747	Tristate Capital Holdings, Inc.*	48,898

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
53,838	TrustCo Bank Corp./NY	$314,414
38,384	Trustmark Corp.	954,226
18,546	UMB Financial Corp.	1,107,753
8,641	UMH Properties, Inc. (REIT)	82,954
63,986	Umpqua Holdings Corp.	1,039,133
11,552	Union First Market Bankshares Corp.	247,097
28,771	United Bankshares, Inc./WV	798,971
24,614	United Community Banks, Inc./GA*	358,872
28,216	United Community Financial Corp./OH*	113,710
11,244	United Financial Bancorp, Inc.	176,081
11,758	United Fire Group, Inc.	337,337
6,802	Universal Health Realty Income Trust (REIT)	272,828
14,857	Universal Insurance Holdings, Inc.	109,645
9,540	Univest Corp. of Pennsylvania	181,832
14,245	Urstadt Biddle Properties, Inc., Class A (REIT)	278,205
6,885	VantageSouth Bancshares, Inc.*	38,005
22,830	ViewPoint Financial Group, Inc.	454,089
15,412	Virginia Commerce Bancorp, Inc.*	227,019
3,311	Virtus Investment Partners, Inc.*	577,107
9,409	Walker & Dunlop, Inc.*	136,713
21,081	Walter Investment Management Corp.*	773,462
8,864	Washington Banking Co.	121,614
38,005	Washington Real Estate Investment Trust (REIT)	925,802
8,271	Washington Trust Bancorp, Inc.	248,213
4,205	Waterstone Financial, Inc.*	41,083
51,582	Webster Financial Corp.	1,364,860
14,808	WesBanco, Inc.	424,842
8,187	West Bancorp., Inc.	103,156
15,420	Westamerica Bancorp.	725,819
42,330	Western Alliance Bancorp.*	692,942
13,890	Western Asset Mortgage Capital Corp. (REIT)	216,823
10,379	Westfield Financial, Inc.	68,294
3,985	Westwood Holdings Group, Inc.	189,327
3,946	WhiteHorse Finance, Inc.	59,585
9,742	Whitestone REIT (REIT)	138,142
35,392	Wilshire Bancorp, Inc.	287,737
16,635	Winthrop Realty Trust (REIT)	197,624
21,168	Wintrust Financial Corp.	839,100
57,412	WisdomTree Investments, Inc.*	643,014
5,313	World Acceptance Corp.*	455,165
4,486	WSFS Financial Corp.	267,366
8,221	Yadkin Financial Corp.*	121,917
3,229	ZAIS Financial Corp. (REIT)	50,792
		189,081,472
	Health Care — 7.8%

12,631	Abaxis, Inc.	494,883
22,137	Abiomed, Inc.*	521,326
20,241	Acadia Healthcare Co., Inc.*	775,838
40,049	ACADIA Pharmaceuticals, Inc.*	799,378
5,938	Accelerate Diagnostics, Inc.*	56,470
33,604	Accretive Health, Inc.*	315,205
42,358	Accuray, Inc.*	280,410
13,337	AcelRx Pharmaceuticals, Inc.*	132,170
55,183	Achillion Pharmaceuticals, Inc.*	355,930
23,184	Acorda Therapeutics, Inc.*	783,387
3,123	Addus HomeCare Corp.*	66,145
16,470	Aegerion Pharmaceuticals, Inc.*	1,427,620
40,633	Affymetrix, Inc.*	226,326
22,221	Air Methods Corp.	909,283
33,263	Akorn, Inc.*	597,736
13,295	Albany Molecular Research, Inc.*	146,378
41,798	Align Technology, Inc.*	1,820,303
9,687	Alimera Sciences, Inc.*	34,583
2,847	Alliance HealthCare Services, Inc.*	69,182
4,724	Almost Family, Inc.	89,142
33,214	Alnylam Pharmaceuticals, Inc.*	1,720,485
35,430	Alphatec Holdings, Inc.*	70,151
12,330	AMAG Pharmaceuticals, Inc.*	291,728
17,982	Amedisys, Inc.*	292,927
17,374	Amicus Therapeutics, Inc.*	41,524
26,311	AMN Healthcare Services, Inc.*	357,830
15,800	Ampio Pharmaceuticals, Inc.*	112,812
18,284	Amsurg Corp.*	681,810
14,481	Anacor Pharmaceuticals, Inc.*	146,403
6,996	Analogic Corp.	522,181
14,076	AngioDynamics, Inc.*	153,428
6,866	Anika Therapeutics, Inc.*	158,879
64,425	Antares Pharma, Inc.*	283,470
124,461	Arena Pharmaceuticals, Inc.*	797,795
33,911	Arqule, Inc.*	94,612
66,738	Array BioPharma, Inc.*	374,400
16,116	ArthroCare Corp.*	510,394
54,067	Astex Pharmaceuticals, Inc.*	354,139
20,998	athenahealth, Inc.*	2,215,079
11,963	AtriCure, Inc.*	105,155
894	Atrion Corp.	213,666
28,179	Auxilium Pharmaceuticals, Inc.*	491,724
82,930	AVANIR Pharmaceuticals, Inc., Class A*	422,943
29,653	AVEO Pharmaceuticals, Inc.*	62,864
17,098	BioDelivery Sciences International, Inc.*	89,594
18,139	Biolase, Inc.*	31,017
13,976	Bio-Reference Labs, Inc.*	404,326
33,319	BioScrip, Inc.*	406,492
21,105	BioTime, Inc.*	79,777
35,253	Cadence Pharmaceuticals, Inc.*	192,129
17,163	Cambrex Corp.*	233,932
18,733	Cantel Medical Corp.	485,185
16,372	Capital Senior Living Corp.*	340,865
11,955	Cardiovascular Systems, Inc.*	245,317
64,371	Cell Therapeutics, Inc.*	70,808
46,218	Celldex Therapeutics, Inc.*	1,003,855
11,290	Cempra, Inc.*	101,610
31,102	Centene Corp.*	1,777,479
38,351	Cepheid, Inc.*	1,372,199
39,843	Cerus Corp.*	208,379
38,339	Chelsea Therapeutics International Ltd.*	113,867
10,783	Chemed Corp.	750,928
14,049	ChemoCentryx, Inc.*	113,797
4,851	Chimerix, Inc.*	76,452
6,798	Chindex International, Inc.*	114,954
9,125	Clovis Oncology, Inc.*	588,562
6,332	Computer Programs & Systems, Inc.	348,007
15,849	CONMED Corp.	492,745

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,419	Corcept Therapeutics, Inc.*	$50,496
5,068	Cornerstone Therapeutics, Inc.*	46,879
14,337	Coronado Biosciences, Inc.*	116,847
6,520	Corvel Corp.*	214,769
15,503	Cross Country Healthcare, Inc.*	87,592
15,699	CryoLife, Inc.	95,293
46,028	Curis, Inc.*	201,603
8,387	Cutera, Inc.*	78,418
15,794	Cyberonics, Inc.*	803,441
10,946	Cynosure, Inc., Class A*	251,211
15,219	Cytokinetics, Inc.*	159,343
36,101	Cytori Therapeutics, Inc.*	75,812
90,069	Dendreon Corp.*	255,796
32,292	Depomed, Inc.*	231,534
7,834	Derma Sciences, Inc.*	109,989
40,405	DexCom, Inc.*	1,092,955
7,474	Durata Therapeutics, Inc.*	63,006
62,397	Dyax Corp.*	278,915
104,523	Dynavax Technologies Corp.*	132,744
15,682	Emergent Biosolutions, Inc.*	275,690
23,034	Emeritus Corp.*	502,372
2,080	Enanta Pharmaceuticals, Inc.*	38,646
17,412	Endocyte, Inc.*	250,036
35,890	Endologix, Inc.*	567,780
11,111	Ensign Group, Inc. (The)	429,440
21,470	Enzon Pharmaceuticals, Inc.	36,928
3,379	Epizyme, Inc.*	93,767
40,245	Exact Sciences Corp.*	465,635
5,341	Exactech, Inc.*	101,693
17,294	ExamWorks Group, Inc.*	406,409
105,044	Exelixis, Inc.*	526,270
9,635	Fibrocell Science, Inc.*	52,511
24,490	Five Star Quality Care, Inc.*	127,103
14,528	Fluidigm Corp.*	297,243
3,799	Furiex Pharmaceuticals, Inc.*	146,110
47,703	Galena Biopharma, Inc.*	105,901
20,485	GenMark Diagnostics, Inc.*	235,577
9,561	Genomic Health, Inc.*	301,363
17,894	Gentiva Health Services, Inc.*	205,244
74,541	Geron Corp.*	106,594
31,218	Globus Medical, Inc., Class A*	550,061
13,660	Greatbatch, Inc.*	464,030
8,256	Greenway Medical Technologies, Inc.*	112,447
14,989	GTx, Inc.*	23,233
29,191	Haemonetics Corp.*	1,163,261
50,771	Halozyme Therapeutics, Inc.*	421,907
19,813	Hanger, Inc.*	608,457
14,578	Harvard Bioscience, Inc.*	72,015
49,848	HealthSouth Corp.*	1,568,218
11,507	HealthStream, Inc.*	381,457
19,544	Healthways, Inc.*	372,900
9,342	HeartWare International, Inc.*	734,281
6,356	Hi-Tech Pharmacal Co., Inc.	274,007
50,123	HMS Holdings Corp.*	1,252,574
29,447	Horizon Pharma, Inc.*	74,501
4,799	Hyperion Therapeutics, Inc.*	117,000
7,400	ICU Medical, Inc.*	528,952
57,021	Idenix Pharmaceuticals, Inc.*	272,560
48,312	ImmunoGen, Inc.*	772,992
41,896	Immunomedics, Inc.*	249,281
39,135	Impax Laboratories, Inc.*	797,571
27,362	Infinity Pharmaceuticals, Inc.*	506,471
19,769	Insmed, Inc.*	300,686
30,538	Insulet Corp.*	1,018,137
2,894	Insys Therapeutics, Inc.*	81,061
11,430	Integra LifeSciences Holdings Corp.*	464,515
4,096	Intercept Pharmaceuticals, Inc.*	187,351
46,646	InterMune, Inc.*	666,571
18,292	Invacare Corp.	274,563
9,581	IPC The Hospitalist Co., Inc.*	492,847
53,179	Ironwood Pharmaceuticals, Inc.*	619,535
64,187	Isis Pharmaceuticals, Inc.*	1,657,950
5,011	KaloBios Pharmaceuticals, Inc.*	27,911
46,702	Keryx Biopharmaceuticals, Inc.*	398,368
30,883	Kindred Healthcare, Inc.	453,980
5,828	KYTHERA Biopharmaceuticals, Inc.*	153,859
5,444	Landauer, Inc.	258,481
9,332	Lannett Co., Inc.*	123,742
129,915	Lexicon Pharmaceuticals, Inc.*	323,488
6,892	LHC Group, Inc.*	155,966
10,181	Ligand Pharmaceuticals, Inc., Class B*	489,604
21,346	Luminex Corp.*	433,324
15,472	Magellan Health Services, Inc.*	869,681
24,035	MAKO Surgical Corp.*	359,323
85,008	MannKind Corp.*	492,196
27,839	Masimo Corp.	688,737
34,817	MedAssets, Inc.*	780,597
8,314	Medical Action Industries, Inc.*	42,485
36,152	Medicines Co. (The)*	1,142,765
15,196	Medidata Solutions, Inc.*	1,359,130
5,490	MEI Pharma, Inc.*	40,955
37,317	Merge Healthcare, Inc.*	98,890
23,699	Meridian Bioscience, Inc.	532,990
24,319	Merit Medical Systems, Inc.*	311,283
55,222	Merrimack Pharmaceuticals, Inc.*	186,650
48,126	MiMedx Group, Inc.*	296,937
16,195	Molina Healthcare, Inc.*	540,751
26,984	Momenta Pharmaceuticals, Inc.*	380,205
7,316	MWI Veterinary Supply, Inc.*	1,112,617
24,000	Nanosphere, Inc.*	50,400
6,147	National Healthcare Corp.	283,623
5,609	National Research Corp., Class A*	91,931
17,366	Natus Medical, Inc.*	228,363
68,346	Navidea Biopharmaceuticals, Inc.*	200,254
66,006	Nektar Therapeutics*	803,953
13,672	Neogen Corp.*	739,655
18,794	NeoGenomics, Inc.*	40,595
38,138	Neurocrine Biosciences, Inc.*	555,671
9,650	NewLink Genetics Corp.*	167,041
77,158	Novavax, Inc.*	243,048
57,341	NPS Pharmaceuticals, Inc.*	1,439,259
25,278	NuVasive, Inc.*	594,539
34,140	NxStage Medical, Inc.*	421,629
17,038	Omeros Corp.*	85,701
19,621	Omnicell, Inc.*	426,561
8,384	OncoGenex Pharmaceutical, Inc.*	75,037
107,898	Opko Health, Inc.*	996,978
27,844	Optimer Pharmaceuticals, Inc.*	348,328
31,736	OraSure Technologies, Inc.*	151,698
54,088	Orexigen Therapeutics, Inc.*	371,044
11,117	Orthofix International N.V.*	245,352
9,474	Osiris Therapeutics, Inc.*	165,321
5,125	OvaScience, Inc.*	59,040
36,191	Owens & Minor, Inc.	1,234,475
27,333	Pacific Biosciences of California, Inc.*	114,252
15,750	Pacira Pharmaceuticals, Inc.*	570,465

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32,489	PAREXEL International Corp.*	$1,508,464
80,008	PDL BioPharma, Inc.	635,264
86,642	Peregrine Pharmaceuticals, Inc.*	118,700
10,012	Pernix Therapeutics Holdings*	27,433
16,971	PharMerica Corp.*	208,743
8,017	PhotoMedex, Inc.*	130,998
5,536	Portola Pharmaceuticals, Inc.*	125,114
15,419	Pozen, Inc.*	79,716
34,027	Progenics Pharmaceuticals, Inc.*	189,190
6,788	Prothena Corp. PLC*	136,031
6,061	Providence Service Corp. (The)*	162,677
12,658	Puma Biotechnology, Inc.*	641,001
22,806	Quality Systems, Inc.	471,856
29,652	Questcor Pharmaceuticals, Inc.	1,977,195
16,049	Quidel Corp.*	425,619
34,094	Raptor Pharmaceutical Corp.*	461,633
3,303	Receptos, Inc.*	52,320
5,836	Regulus Therapeutics, Inc.*	55,150
17,970	Repligen Corp.*	175,387
13,120	Repros Therapeutics, Inc.*	277,357
49,801	Rigel Pharmaceuticals, Inc.*	156,873
6,199	Rochester Medical Corp.*	81,145
22,435	Rockwell Medical, Inc.*	124,066
32,159	RTI Surgical, Inc.*	107,089
9,536	Sagent Pharmaceuticals, Inc.*	210,364
30,717	Sangamo Biosciences, Inc.*	303,177
31,672	Santarus, Inc.*	713,253
19,161	Sarepta Therapeutics, Inc.*	653,965
30,906	Sciclone Pharmaceuticals, Inc.*	162,256
27,806	Select Medical Holdings Corp.	235,517
65,809	Sequenom, Inc.*	192,162
21,011	SIGA Technologies, Inc.*	74,169
11,331	Skilled Healthcare Group, Inc., Class A*	54,842
40,544	Solta Medical, Inc.*	84,332
23,060	Spectranetics Corp. (The)*	364,117
36,181	Spectrum Pharmaceuticals, Inc.	277,146
21,001	Staar Surgical Co.*	266,503
5,228	Stemline Therapeutics, Inc.*	181,150
33,687	STERIS Corp.	1,377,461
7,828	Sucampo Pharmaceuticals, Inc., Class A*	46,342
18,490	Sunesis Pharmaceuticals, Inc.*	88,937
8,509	Supernus Pharmaceuticals, Inc.*	56,330
8,287	SurModics, Inc.*	164,083
21,303	Symmetry Medical, Inc.*	167,229
9,764	Synageva BioPharma Corp.*	458,029
46,039	Synergy Pharmaceuticals, Inc.*	204,413
23,179	Synta Pharmaceuticals Corp.*	136,756
15,952	Targacept, Inc.*	81,674
39,255	Team Health Holdings, Inc.*	1,508,570
16,586	TearLab Corp.*	217,940
7,646	TESARO, Inc.*	264,399
6,583	Tetraphase Pharmaceuticals, Inc.*	56,219
8,881	TG Therapeutics, Inc.*	53,464
44,610	TherapeuticsMD, Inc.*	92,789
32,764	Thoratec Corp.*	1,170,658
26,912	Threshold Pharmaceuticals, Inc.*	117,067
14,862	Tornier N.V.*	282,081
13,534	Triple-S Management Corp., Class B*	252,409
21,274	Trius Therapeutics, Inc.*	290,816
6,897	U.S. Physical Therapy, Inc.	189,874
52,138	Unilife Corp.*	179,876
21,954	Universal American Corp.	160,264
618	USMD Holdings, Inc.*	15,042
1,892	Utah Medical Products, Inc.	95,546
18,953	Vanda Pharmaceuticals, Inc.*	216,633
19,377	Vanguard Health Systems, Inc.*	405,948
9,434	Vascular Solutions, Inc.*	148,774
9,893	Verastem, Inc.*	136,029
43,412	Vical, Inc.*	56,001
37,326	ViroPharma, Inc.*	1,125,379
57,530	Vivus, Inc.*	720,851
12,049	Vocera Communications, Inc.*	195,314
31,170	Volcano Corp.*	667,661
24,839	WellCare Health Plans, Inc.*	1,581,499
19,764	West Pharmaceutical Services, Inc.	1,461,548
23,082	Wright Medical Group, Inc.*	555,584
24,786	XenoPort, Inc.*	121,204
39,612	XOMA Corp.*	184,988
10,102	ZELTIQ Aesthetics, Inc.*	80,715
38,366	ZIOPHARM Oncology, Inc.*	114,714
40,978	Zogenix, Inc.*	69,663
		107,152,592
	Industrials — 8.6%

5,442	A.T. Cross Co., Class A*	116,023
16,041	AAON, Inc.	374,076
22,708	AAR Corp.	569,744
31,232	ABM Industries, Inc.	754,253
28,115	Acacia Research Corp.	617,687
64,885	ACCO Brands Corp.*	427,592
22,905	Accuride Corp.*	120,022
15,655	Aceto Corp.	230,128
10,339	Acorn Energy, Inc.	62,034
41,826	Actuant Corp., Class A	1,494,025
24,481	Acuity Brands, Inc.	2,093,125
20,288	Advisory Board Co. (The)*	1,111,174
22,359	Aegion Corp.*	478,483
10,585	Aerovironment, Inc.*	231,917
29,636	Air Transport Services Group, Inc.*	189,967
39,125	Aircastle Ltd.	637,737
4,046	Alamo Group, Inc.	183,527
15,977	Albany International Corp., Class A	515,578
8,566	Allegiant Travel Co.	809,573
15,431	Altra Holdings, Inc.	383,460
11,175	Ameresco, Inc., Class A*	95,658
5,401	American Railcar Industries, Inc.	191,033
4,661	American Science & Engineering, Inc.	262,787
27,933	American Superconductor Corp.*	66,201
5,677	American Woodmark Corp.*	197,957
4,830	Ampco-Pittsburgh Corp.	78,632
18,446	API Technologies Corp.*	50,542
16,424	Apogee Enterprises, Inc.	458,230
24,083	Applied Industrial Technologies, Inc.	1,146,832
21,533	ARC Document Solutions, Inc.*	91,946
7,986	Argan, Inc.	141,751
14,693	Arkansas Best Corp.	365,562
11,643	Astec Industries, Inc.	402,382
7,178	Astronics Corp.*	333,992
14,761	Atlas Air Worldwide Holdings, Inc.*	681,958
14,558	AZZ, Inc.	546,507

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,716	Barnes Group, Inc.	$960,489
4,026	Barrett Business Services, Inc.	258,751
27,822	Beacon Roofing Supply, Inc.*	1,010,773
28,129	Blount International, Inc.*	326,578
19,307	BlueLinx Holdings, Inc.*	31,663
26,404	Brady Corp., Class A	871,332
27,528	Briggs & Stratton Corp.	525,509
27,407	Brink’s Co. (The)	707,923
25,526	Builders FirstSource, Inc.*	144,988
9,813	CAI International, Inc.*	215,101
174,061	Capstone Turbine Corp.*	193,208
22,081	Casella Waste Systems, Inc., Class A*	116,367
21,742	CBIZ, Inc.*	148,933
8,062	CDI Corp.	109,321
10,058	Ceco Environmental Corp.	133,973
11,483	Celadon Group, Inc.	208,302
30,792	Cenveo, Inc.*	86,218
17,327	Chart Industries, Inc.*	1,978,397
10,036	CIRCOR International, Inc.	576,970
28,395	CLARCOR, Inc.	1,520,836
5,213	Coleman Cable, Inc.	99,256
11,149	Columbus McKinnon Corp.*	238,589
21,259	Comfort Systems USA, Inc.	321,011
13,698	Commercial Vehicle Group, Inc.*	96,023
660	Compx International, Inc.	9,154
4,136	Consolidated Graphics, Inc.*	221,276
19,209	Corporate Executive Board Co. (The)	1,245,512
6,543	Courier Corp.	102,071
5,816	CRA International, Inc.*	104,106
11,342	Cubic Corp.	569,482
26,760	Curtiss-Wright Corp.	1,117,498
29,068	Deluxe Corp.	1,143,826
42,569	DigitalGlobe, Inc.*	1,285,584
12,702	Douglas Dynamics, Inc.	178,590
6,060	Ducommun, Inc.*	158,469
5,415	DXP Enterprises, Inc.*	368,112
18,896	Dycom Industries, Inc.*	480,147
7,820	Dynamic Materials Corp.	172,353
10,178	Echo Global Logistics, Inc.*	220,354
9,755	Edgen Group, Inc.*	71,894
38,356	EMCOR Group, Inc.	1,441,802
11,811	Encore Wire Corp.	445,629
25,250	Energy Recovery, Inc.*	129,027
15,008	EnerNOC, Inc.*	217,766
27,502	EnerSys, Inc.	1,410,303
9,810	Engility Holdings, Inc.*	330,205
14,951	Ennis, Inc.	266,277
9,121	Enphase Energy, Inc.*	57,371
11,934	EnPro Industries, Inc.*	679,999
2,154	Erickson Air-Crane, Inc.*	32,999
15,108	ESCO Technologies, Inc.	463,060
17,877	Esterline Technologies Corp.*	1,363,836
3,483	ExOne Co. (The)*	238,620
7,535	Exponent, Inc.	490,755
35,682	Federal Signal Corp.*	416,409
27,674	Flow International Corp.*	93,261
17,249	Forward Air Corp.	635,281
5,200	Franklin Covey Co.*	81,692
27,099	Franklin Electric Co., Inc.	973,396
6,872	FreightCar America, Inc.	123,559
23,036	FTI Consulting, Inc.*	770,324
90,694	FuelCell Energy, Inc.*	112,461
21,369	Furmanite Corp.*	191,680
11,175	G&K Services, Inc., Class A	574,842
34,576	GenCorp, Inc.*	521,060
29,458	Generac Holdings, Inc.	1,166,242
28,437	General Cable Corp.	868,182
17,534	Gibraltar Industries, Inc.*	225,838
4,601	Global Brass & Copper Holdings, Inc.*	90,870
9,724	Global Power Equipment Group, Inc.	180,672
8,617	Gorman-Rupp Co. (The)	301,336
8,390	GP Strategies Corp.*	211,764
66,783	GrafTech International Ltd.*	522,243
5,716	Graham Corp.	197,259
22,183	Granite Construction, Inc.	628,223
33,942	Great Lakes Dredge & Dock Corp.	228,430
13,967	Greenbrier Cos., Inc.*	315,235
25,498	Griffon Corp.	281,243
16,975	H&E Equipment Services, Inc.	408,758
6,720	Hardinge, Inc.	97,373
29,673	Hawaiian Holdings, Inc.*	207,711
39,105	Healthcare Services Group, Inc.	946,732
26,270	Heartland Express, Inc.	365,678
30,331	HEICO Corp.	1,895,687
10,320	Heidrick & Struggles International, Inc.	155,316
5,049	Heritage-Crystal Clean, Inc.*	76,694
33,500	Herman Miller, Inc.	853,245
25,979	HNI Corp.	869,777
10,236	Houston Wire & Cable Co.	128,155
21,138	Hub Group, Inc., Class A*	785,277
3,684	Hurco Cos., Inc.	101,347
13,303	Huron Consulting Group, Inc.*	633,223
6,017	Hyster-Yale Materials Handling, Inc.	454,945
11,269	ICF International, Inc.*	370,637
29,180	II-VI, Inc.*	562,590
25,337	InnerWorkings, Inc.*	260,211
7,191	Innovative Solutions & Support, Inc.	53,861
12,835	Insperity, Inc.	409,436
10,299	Insteel Industries, Inc.	164,681
33,905	Interface, Inc.	598,762
3,193	International Shipholding Corp.	76,153
5,405	Intersections, Inc.	49,456
132,868	JetBlue Airways Corp.*	817,138
16,532	John Bean Technologies Corp.	362,216
6,404	Kadant, Inc.	198,972
15,449	Kaman Corp.	543,805
18,400	Kaydon Corp.	523,480
15,391	Kelly Services, Inc., Class A	280,116
18,218	KEYW Holding Corp. (The)*	210,236
15,472	Kforce, Inc.	251,729
18,535	Kimball International, Inc., Class B	182,384
33,563	Knight Transportation, Inc.	546,406
27,536	Knoll, Inc.	419,373
27,821	Korn/Ferry International*	492,710
25,114	Kratos Defense & Security Solutions, Inc.*	211,962
5,810	L.B. Foster Co., Class A	246,460
11,329	Layne Christensen Co.*	215,364
7,347	Lindsay Corp.	558,519
5,926	LMI Aerospace, Inc.*	71,645
12,348	LSI Industries, Inc.	83,226
9,737	Lydall, Inc.*	151,216
7,027	Manitex International, Inc.*	70,692
13,381	Marten Transport Ltd.	236,710
33,953	MasTec, Inc.*	1,079,705
24,392	Matson, Inc.	649,559
14,397	McGrath RentCorp	476,253
55,691	Meritor, Inc.*	414,898
4,942	Michael Baker Corp.	199,854
10,741	Middleby Corp. (The)*	1,997,182

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,420	Miller Industries, Inc.	$102,848
16,178	Mine Safety Appliances Co.	778,647
9,084	Mistras Group, Inc.*	165,601
21,918	Mobile Mini, Inc.*	665,869
25,898	Moog, Inc., Class A*	1,315,618
16,068	Mueller Industries, Inc.	860,281
90,226	Mueller Water Products, Inc., Class A	681,206
7,002	Multi-Color Corp.	219,373
11,991	MYR Group, Inc.*	262,843
2,756	National Presto Industries, Inc.	190,109
3,914	National Technical Systems, Inc.*	89,396
28,825	Navigant Consulting, Inc.*	393,461
11,830	NCI Building Systems, Inc.*	141,723
3,859	NL Industries, Inc.	42,179
9,778	NN, Inc.	135,034
5,146	Nortek, Inc.*	344,525
5,393	Northwest Pipe Co.*	153,916
45,075	Odyssey Marine Exploration, Inc.*	130,267
1,574	Omega Flex, Inc.	29,119
26,135	On Assignment, Inc.*	788,493
34,284	Orbital Sciences Corp.*	595,170
15,571	Orion Marine Group, Inc.*	152,907
20,183	Pacer International, Inc.*	123,722
4,952	Park-Ohio Holdings Corp.*	171,191
3,810	Patrick Industries, Inc.*	103,175
3,743	Patriot Transportation Holding, Inc.*	116,108
92,556	Pendrell Corp.*	177,708
12,767	Performant Financial Corp.*	138,267
18,959	PGT, Inc.*	193,003
14,825	Pike Electric Corp.	164,557
9,024	Ply Gem Holdings, Inc.*	138,428
11,956	PMFG, Inc.*	82,736
26,660	Polypore International, Inc.*	1,139,715
5,262	Powell Industries, Inc.*	277,465
1,236	Power Solutions International, Inc.*	65,063
12,358	PowerSecure International, Inc.*	189,695
1,474	Preformed Line Products Co.	101,603
20,163	Primoris Services Corp.	453,264
9,754	Proto Labs, Inc.*	692,924
14,280	Quad/Graphics, Inc.	447,535
12,026	Quality Distribution, Inc.*	110,278
21,180	Quanex Building Products Corp.	352,435
20,781	Raven Industries, Inc.	607,013
13,140	RBC Bearings, Inc.*	784,852
28,081	Republic Airways Holdings, Inc.*	313,665
23,315	Resources Connection, Inc.	285,376
16,952	Revolution Lighting Technologies, Inc.*	44,075
17,311	Rexnord Corp.*	332,198
10,636	Roadrunner Transportation Systems, Inc.*	288,448
18,514	RPX Corp.*	290,485
19,826	Rush Enterprises, Inc., Class A*	496,245
13,876	Saia, Inc.*	416,419
7,701	Schawk, Inc.	96,262
23,166	Simpson Manufacturing Co., Inc.	724,401
29,648	SkyWest, Inc.	382,163
5,843	Sparton Corp.*	109,673
34,459	Spirit Airlines, Inc.*	1,074,087
8,807	Standard Parking Corp.*	195,956
7,259	Standex International Corp.	387,558
48,188	Steelcase, Inc., Class A	699,690
9,494	Sterling Construction Co., Inc.*	91,997
12,266	Sun Hydraulics Corp.	375,830
47,913	Swift Transportation Co.*	860,517
65,038	Swisher Hygiene, Inc.*	53,982
19,342	TAL International Group, Inc.*	827,838
29,267	Taser International, Inc.*	340,668
11,766	Team, Inc.*	458,874
10,561	Tecumseh Products Co., Class A*	102,125
21,355	Teledyne Technologies, Inc.*	1,647,965
10,516	Tennant Co.	540,207
37,107	Tetra Tech, Inc.*	845,297
12,173	Textainer Group Holdings Ltd.	424,351
15,493	Thermon Group Holdings, Inc.*	320,705
30,589	Titan International, Inc.	496,765
9,835	Titan Machinery, Inc.*	172,703
8,212	TMS International Corp., Class A	142,971
9,248	TRC Cos., Inc.*	67,695
9,821	Trex Co., Inc.*	434,776
22,686	Trimas Corp.*	797,186
23,253	TrueBlue, Inc.*	565,513
21,189	Tutor Perini Corp.*	406,405
4,754	Twin Disc, Inc.	125,458
12,211	Ultrapetrol (Bahamas) Ltd.*	40,907
8,367	UniFirst Corp.	802,228
23,179	United Stationers, Inc.	921,133
11,355	Universal Forest Products, Inc.	425,131
3,083	Universal Truckload Services, Inc.	77,692
109,739	US Airways Group, Inc.*	1,773,382
10,521	US Ecology, Inc.	295,535
43,814	USG Corp.*	1,022,619
51,857	UTi Worldwide, Inc.	856,159
11,616	Viad Corp.	262,173
10,104	Vicor Corp.*	78,912
2,357	VSE Corp.	106,159
39,134	Wabash National Corp.*	407,776
14,263	WageWorks, Inc.*	595,338
14,677	Watsco, Inc.	1,317,995
16,306	Watts Water Technologies, Inc., Class A	844,814
26,134	Werner Enterprises, Inc.	602,127
23,532	Wesco Aircraft Holdings, Inc.*	450,167
12,175	West Corp.	266,267
39,296	Woodward, Inc.	1,515,254
6,235	Xerium Technologies, Inc.*	67,338
16,779	XPO Logistics, Inc.*	385,246
6,181	YRC Worldwide, Inc.*	105,201
		118,463,104
	Information Technology — 10.8%

31,916	Accelrys, Inc.*	288,521
22,774	ACI Worldwide, Inc.*	1,108,411
30,853	Active Network, Inc. (The)*	302,359
27,046	Actuate Corp.*	187,970
42,242	Acxiom Corp.*	1,050,981
33,875	ADTRAN, Inc.	817,065
22,436	Advanced Energy Industries, Inc.*	409,008
18,657	Advent Software, Inc.	503,552
11,201	Aeroflex Holding Corp.*	78,631
8,126	Agilysys, Inc.*	91,743
3,288	Alliance Fiber Optic Products, Inc.	121,755
9,917	Alpha & Omega Semiconductor Ltd.*	70,212

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,573	Ambarella, Inc.*	$151,617
13,713	American Software, Inc., Class A	109,978
40,085	Amkor Technology, Inc.*	160,741
47,029	ANADIGICS, Inc.*	86,533
6,632	Anaren, Inc.*	163,015
24,143	Angie’s List, Inc.*	506,037
15,488	Anixter International, Inc.*	1,294,177
41,784	Applied Micro Circuits Corp.*	449,596
66,584	ARRIS Group, Inc.*	1,043,371
65,121	Aruba Networks, Inc.*	1,082,962
53,555	Aspen Technology, Inc.*	1,790,344
18,248	ATMI, Inc.*	447,988
5,500	Audience, Inc.*	57,530
13,680	AVG Technologies N.V.*	296,446
35,000	Aviat Networks, Inc.*	88,900
17,764	Avid Technology, Inc.*	95,748
61,900	Axcelis Technologies, Inc.*	122,562
8,209	Badger Meter, Inc.	370,062
26,428	Bankrate, Inc.*	454,562
27,467	Bazaarvoice, Inc.*	293,897
5,637	Bel Fuse, Inc., Class B	101,466
25,163	Belden, Inc.	1,427,245
31,071	Benchmark Electronics, Inc.*	682,630
9,220	Black Box Corp.	244,975
26,087	Blackbaud, Inc.	939,654
6,571	Blackhawk Network Holdings, Inc.*	161,055
23,425	Blucora, Inc.*	468,968
21,617	Bottomline Technologies (de), Inc.*	588,415
16,072	Brightcove, Inc.*	150,273
16,024	BroadSoft, Inc.*	515,813
38,000	Brooks Automation, Inc.	334,400
13,300	Cabot Microelectronics Corp.*	480,396
13,183	CACI International, Inc., Class A*	888,534
20,032	CalAmp Corp.*	328,324
22,880	Calix, Inc.*	294,008
21,465	Callidus Software, Inc.*	165,066
6,917	Carbonite, Inc.*	106,522
25,637	Cardtronics, Inc.*	889,348
5,886	Cass Information Systems, Inc.	308,897
29,340	Cavium, Inc.*	1,114,040
12,651	CEVA, Inc.*	229,363
3,424	ChannelAdvisor Corp.*	104,843
23,445	Checkpoint Systems, Inc.*	343,938
42,635	CIBER, Inc.*	155,191
58,023	Ciena Corp.*	1,155,818
36,220	Cirrus Logic, Inc.*	814,950
24,833	Cognex Corp.	1,414,984
13,911	Coherent, Inc.	780,824
14,124	Cohu, Inc.	140,251
26,564	CommVault Systems, Inc.*	2,226,860
8,847	Computer Task Group, Inc.	158,184
20,402	comScore, Inc.*	581,253
9,613	Comtech Telecommunications Corp.	230,424
12,681	Comverse, Inc.*	383,600
17,551	Constant Contact, Inc.*	335,751
60,044	Convergys Corp.	1,058,576
23,069	Cornerstone OnDemand, Inc.*	1,188,284
16,311	CoStar Group, Inc.*	2,422,347
22,646	Cray, Inc.*	553,921
19,365	CSG Systems International, Inc.	455,852
19,157	CTS Corp.	266,665
4,572	Cyan, Inc.*	42,520
84,033	Cypress Semiconductor Corp.*	951,254
20,879	Daktronics, Inc.	223,197
10,935	Datalink Corp.*	143,358
24,854	Dealertrack Technologies, Inc.*	983,970
20,684	Demand Media, Inc.*	134,032
9,190	Demandware, Inc.*	386,715
23,203	Dice Holdings, Inc.*	193,281
14,773	Digi International, Inc.*	137,241
3,583	Digimarc Corp.	68,113
20,156	Digital River, Inc.*	348,296
20,509	Diodes, Inc.*	510,674
11,301	DSP Group, Inc.*	71,761
10,437	DTS, Inc.*	209,366
8,434	E2open, Inc.*	170,620
58,900	EarthLink, Inc.	289,788
17,768	Ebix, Inc.	202,022
7,470	eGain Corp.*	100,845
10,729	Electro Rent Corp.	182,393
13,618	Electro Scientific Industries, Inc.	149,662
26,530	Electronics For Imaging, Inc.*	776,798
15,037	Ellie Mae, Inc.*	436,674
51,926	Emulex Corp.*	373,867
79,623	Entegris, Inc.*	748,456
51,190	Entropic Communications, Inc.*	213,974
12,906	Envestnet, Inc.*	356,593
12,493	EPAM Systems, Inc.*	399,526
17,974	EPIQ Systems, Inc.	220,181
2,151	ePlus, Inc.	111,744
28,487	Euronet Worldwide, Inc.*	978,528
16,862	EVERTEC, Inc.	402,496
21,869	Exar Corp.*	267,239
18,648	ExlService Holdings, Inc.*	505,547
53,144	Extreme Networks*	198,227
16,203	Fabrinet*	226,194
20,501	Fair Isaac Corp.	1,026,690
9,768	FARO Technologies, Inc.*	362,686
23,858	FEI Co.	1,867,604
53,396	Finisar Corp.*	1,093,016
9,341	FleetMatics Group PLC*	461,912
30,828	FormFactor, Inc.*	187,126
7,176	Forrester Research, Inc.	236,664
43,461	Fusion-io, Inc.*	464,598
37,844	Global Cash Access Holdings, Inc.*	291,399
12,270	Global Eagle Entertainment, Inc.*	108,344
13,519	Globecomm Systems, Inc.*	187,914
32,371	Glu Mobile, Inc.*	78,338
17,346	GSI Group, Inc.*	146,227
11,732	GSI Technology, Inc.*	77,666
68,241	GT Advanced Technologies, Inc.*	440,837
9,590	Guidance Software, Inc.*	80,748
23,966	Guidewire Software, Inc.*	1,101,477
14,843	Hackett Group, Inc. (The)	95,144
57,909	Harmonic, Inc.*	409,417
20,763	Heartland Payment Systems, Inc.	767,193
17,923	Higher One Holdings, Inc.*	132,989
18,017	Hittite Microwave Corp.*	1,101,920
13,378	Hutchinson Technology, Inc.*	45,753
19,905	iGATE Corp.*	464,782
19,384	Imation Corp.*	80,831
15,944	Immersion Corp.*	203,445
11,540	Imperva, Inc.*	544,688
66,226	Infinera Corp.*	613,915
28,619	Infoblox, Inc.*	998,803
14,896	Inphi Corp.*	189,477
24,872	Insight Enterprises, Inc.*	475,304
75,329	Integrated Device Technology, Inc.*	656,116

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16,070	Integrated Silicon Solution, Inc.*	$167,289
8,853	Interactive Intelligence Group, Inc.*	521,442
23,518	InterDigital, Inc.	835,830
34,565	Intermec, Inc.*	341,157
9,856	Intermolecular, Inc.*	59,037
30,626	Internap Network Services Corp.*	223,264
39,690	International Rectifier Corp.*	947,797
72,686	Intersil Corp., Class A	753,754
21,943	IntraLinks Holdings, Inc.*	171,594
32,440	InvenSense, Inc.*	579,703
22,593	Itron, Inc.*	846,334
32,276	Ixia*	468,648
13,820	IXYS Corp.	128,111
26,249	j2 Global, Inc.	1,292,501
22,625	Jive Software, Inc.*	280,324
25,673	Kemet Corp.*	105,259
37,900	Kopin Corp.*	125,070
8,865	KVH Industries, Inc.*	113,117
66,088	Lattice Semiconductor Corp.*	314,579
30,530	Limelight Networks, Inc.*	61,671
33,275	Lionbridge Technologies, Inc.*	116,795
14,203	Liquidity Services, Inc.*	420,977
12,634	Littelfuse, Inc.	932,010
31,477	LivePerson, Inc.*	293,366
13,895	LogMeIn, Inc.*	413,932
27,175	LTX-Credence Corp.*	110,331
6,043	M/A-COM Technology Solutions Holdings, Inc.*	98,863
11,123	Manhattan Associates, Inc.*	973,263
13,623	ManTech International Corp., Class A	387,574
12,963	Marchex, Inc., Class B	88,797
5,245	Marin Software, Inc.*	69,234
3,983	Marketo, Inc.*	139,724
39,039	MAXIMUS, Inc.	1,464,353
13,216	MaxLinear, Inc., Class A*	111,279
16,678	Maxwell Technologies, Inc.*	147,434
8,823	Measurement Specialties, Inc.*	417,681
54,503	Mentor Graphics Corp.	1,207,786
18,474	Mercury Systems, Inc.*	161,278
1,513	Mesa Laboratories, Inc.	98,436
21,180	Methode Electronics, Inc.	505,990
26,610	Micrel, Inc.	244,812
53,101	Microsemi Corp.*	1,366,820
5,174	MicroStrategy, Inc., Class A*	475,025
20,167	Millennial Media, Inc.*	132,094
24,717	Mindspeed Technologies, Inc.*	76,870
14,246	Mitek Systems, Inc.*	73,652
30,294	MKS Instruments, Inc.	758,865
4,638	Model N, Inc.*	66,834
21,142	ModusLink Global Solutions, Inc.*	59,409
12,238	MoneyGram International, Inc.*	247,942
21,018	Monolithic Power Systems, Inc.	643,571
21,846	Monotype Imaging Holdings, Inc.	562,535
66,601	Monster Worldwide, Inc.*	299,705
26,873	MoSys, Inc.*	97,818
22,786	Move, Inc.*	330,397
9,035	MTS Systems Corp.	543,636
5,016	Multi-Fineline Electronix, Inc.*	75,541
13,209	Nanometrics, Inc.*	188,757
22,888	Navarre Corp.*	78,277
14,360	Neonode, Inc.*	95,494
11,535	NeoPhotonics Corp.*	73,824
1,281	Net Element International, Inc.*	5,457
22,017	NETGEAR, Inc.*	637,172
20,688	Netscout Systems, Inc.*	513,890
22,334	Newport Corp.*	342,604
37,067	NIC, Inc.	825,111
7,992	Numerex Corp., Class A*	82,238
2,779	NVE Corp.*	137,060
30,847	OmniVision Technologies, Inc.*	476,586
13,021	OpenTable, Inc.*	970,585
10,881	Oplink Communications, Inc.*	202,278
11,394	OSI Systems, Inc.*	828,344
11,908	Park Electrochemical Corp.	317,229
50,593	Parkervision, Inc.*	167,463
5,333	PC Connection, Inc.	79,195
10,551	PC-Tel, Inc.	85,674
14,362	PDF Solutions, Inc.*	285,086
9,940	Pegasystems, Inc.	366,289
15,107	Peregrine Semiconductor Corp.*	166,328
19,143	Perficient, Inc.*	308,777
13,111	Pericom Semiconductor Corp.*	92,170
34,734	Photronics, Inc.*	252,864
24,292	Planet Payment, Inc.*	59,272
24,738	Plantronics, Inc.	1,068,682
19,490	Plexus Corp.*	638,103
26,042	PLX Technology, Inc.*	141,929
116,604	PMC-Sierra, Inc.*	726,443
16,563	Power Integrations, Inc.	863,264
16,486	PRGX Global, Inc.*	100,070
11,743	Procera Networks, Inc.*	152,072
31,511	Progress Software Corp.*	770,759
12,469	Proofpoint, Inc.*	359,232
12,848	PROS Holdings, Inc.*	421,414
68,364	PTC, Inc.*	1,782,249
3,364	QAD, Inc., Class A	41,646
49,732	QLIK Technologies, Inc.*	1,630,712
50,888	QLogic Corp.*	538,904
8,513	Qualys, Inc.*	170,175
121,332	Quantum Corp.*	174,718
17,914	QuinStreet, Inc.*	156,031
13,297	Radisys Corp.*	45,077
3,943	Rally Software Development Corp.*	101,848
63,803	Rambus, Inc.*	520,632
23,126	RealD, Inc.*	189,402
12,835	RealNetworks, Inc.*	98,188
26,600	RealPage, Inc.*	550,886
4,763	Reis, Inc.*	81,590
21,034	Responsys, Inc.*	301,838
160,738	RF Micro Devices, Inc.*	797,260
6,949	Richardson Electronics Ltd.	76,439
1	Riverbed Technology, Inc.*	15
16,159	Rofin-Sinar Technologies, Inc.*	363,416
9,756	Rogers Corp.*	541,165
6,621	Rosetta Stone, Inc.*	102,228
10,111	Rubicon Technology, Inc.*	123,455
24,880	Ruckus Wireless, Inc.*	338,119
18,665	Rudolph Technologies, Inc.*	193,183
1	Saba Software, Inc.*	10
47,312	Sanmina Corp.*	769,766
9,689	Sapiens International Corp. N.V.	53,096
63,068	Sapient Corp.*	942,867
15,935	ScanSource, Inc.*	493,666
13,015	SciQuest, Inc.*	270,712
18,712	Seachange International, Inc.*	187,120
38,498	Semtech Corp.*	1,144,161
34,902	ServiceSource International, Inc.*	422,663
33,638	ShoreTel, Inc.*	165,163

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,237	Shutterstock, Inc.*	$210,325
17,505	Sigma Designs, Inc.*	82,799
19,329	Silicon Graphics International Corp.*	284,909
44,113	Silicon Image, Inc.*	239,092
3,384	Silver Spring Networks, Inc.*	69,000
123,309	Sonus Networks, Inc.*	425,416
17,802	Sourcefire, Inc.*	1,343,339
27,022	Spansion, Inc., Class A*	280,218
10,046	Spark Networks, Inc.*	69,920
8,581	SPS Commerce, Inc.*	534,940
33,292	SS&C Technologies Holdings, Inc.*	1,178,204
7,462	Stamps.com, Inc.*	312,509
19,249	STEC, Inc.*	131,086
132,483	SunEdison, Inc.*	975,075
23,560	SunPower Corp.*	506,304
18,206	Super Micro Computer, Inc.*	233,765
5,630	Supertex, Inc.	129,828
28,724	Support.com, Inc.*	147,641
22,444	Sykes Enterprises, Inc.*	382,221
23,421	Symmetricom, Inc.*	113,826
18,565	Synaptics, Inc.*	717,723
16,647	Synchronoss Technologies, Inc.*	572,324
15,085	SYNNEX Corp.*	716,688
8,822	Syntel, Inc.	634,037
46,281	Take-Two Interactive Software, Inc.*	849,719
17,703	Tangoe, Inc.*	368,045
8,085	TechTarget, Inc.*	36,059
27,187	TeleCommunication Systems, Inc., Class A*	70,142
10,138	Telenav, Inc.*	54,948
11,382	TeleTech Holdings, Inc.*	278,518
203,216	Tellabs, Inc.	451,140
3,128	Tessco Technologies, Inc.	98,720
30,154	Tessera Technologies, Inc.	553,024
72,347	TiVo, Inc.*	844,289
4,532	Travelzoo, Inc.*	122,409
93,308	TriQuint Semiconductor, Inc.*	703,542
15,825	Trulia, Inc.*	657,053
30,252	TTM Technologies, Inc.*	288,604
18,005	Tyler Technologies, Inc.*	1,330,389
7,198	Ubiquiti Networks, Inc.	252,362
15,800	Ultimate Software Group, Inc.*	2,215,318
13,648	Ultra Clean Holdings, Inc.*	90,759
15,847	Ultratech, Inc.*	448,153
5,776	Uni-Pixel, Inc.*	112,112
25,223	Unisys Corp.*	634,611
52,869	United Online, Inc.	415,022
22,987	Universal Display Corp.*	795,580
56,485	Unwired Planet, Inc.*	104,497
43,557	ValueClick, Inc.*	921,666
16,527	VASCO Data Security International, Inc.*	130,563
22,378	Veeco Instruments, Inc.*	785,915
30,111	Verint Systems, Inc.*	998,180
22,610	ViaSat, Inc.*	1,440,935
2,084	Viasystems Group, Inc.*	29,426
24,121	VirnetX Holding Corp.*	466,741
11,686	Virtusa Corp.*	307,576
7,064	Vishay Precision Group, Inc.*	99,814
18,656	Vistaprint N.V.*	993,245
10,739	Vocus, Inc.*	99,228
14,294	Volterra Semiconductor Corp.*	327,618
38,318	Vringo, Inc.*	119,935
23,957	Web.com Group, Inc.*	676,067
20,058	WebMD Health Corp.*	630,222
25,409	Westell Technologies, Inc., Class A*	75,465
22,174	WEX, Inc.*	1,774,585
15,303	XO Group, Inc.*	183,024
4,179	Xoom Corp.*	112,373
17,011	Yelp, Inc.*	884,232
13,317	Zillow, Inc., Class A*	1,284,425
35,362	Zix Corp.*	152,410
9,509	Zygo Corp.*	131,319
		149,487,027
	Materials — 2.9%

16,815	A. Schulman, Inc.	453,332
10,004	A.M. Castle & Co.*	158,163
5,752	Advanced Emissions Solutions, Inc.*	224,616
2,493	AEP Industries, Inc.*	195,052
77,902	AK Steel Holding Corp.*	261,751
59,372	Allied Nevada Gold Corp.*	275,486
15,912	AMCOL International Corp.	524,619
3,377	American Pacific Corp.*	165,439
16,358	American Vanguard Corp.	410,259
11,360	Arabian American Development Co.*	88,608
39,892	Axiall Corp.	1,596,877
16,960	Balchem Corp.	811,706
31,642	Berry Plastics Group, Inc.*	728,082
7,040	Boise Cascade Co.*	162,624
57,656	Boise, Inc.	492,959
30,914	Calgon Carbon Corp.*	531,721
29,387	Century Aluminum Co.*	229,512
3,681	Chase Corp.	109,399
56,183	Chemtura Corp.*	1,231,531
12,690	Clearwater Paper Corp.*	604,805
57,995	Coeur Mining, Inc.*	837,448
66,796	Commercial Metals Co.	993,924
6,365	Deltic Timber Corp.	382,855
41,399	Ferro Corp.*	304,283
27,273	Flotek Industries, Inc.*	539,733
12,422	FutureFuel Corp.	200,491
32,821	General Moly, Inc.*	54,155
36,847	Globe Specialty Metals, Inc.	473,484
18,953	Gold Resource Corp.	159,016
119,976	Graphic Packaging Holding Co.*	997,001
4,563	GSE Holding, Inc.*	10,586
28,753	H.B. Fuller Co.	1,072,199
3,119	Handy & Harman Ltd.*	65,000
5,383	Hawkins, Inc.	199,602
7,048	Haynes International, Inc.	311,733
41,768	Headwaters, Inc.*	357,534
190,212	Hecla Mining Co.	650,525
25,206	Horsehead Holding Corp.*	299,195
12,548	Innophos Holdings, Inc.	614,476
13,430	Innospec, Inc.	549,556
31,271	Intrepid Potash, Inc.	389,011
10,803	Kaiser Aluminum Corp.	746,703
23,336	KapStone Paper and Packaging Corp.	980,112
4,678	KMG Chemicals, Inc.	110,214
11,840	Koppers Holdings, Inc.	459,037
18,590	Kraton Performance Polymers, Inc.*	344,844
14,819	Landec Corp.*	195,611
79,645	Louisiana-Pacific Corp.*	1,191,489
10,927	LSB Industries, Inc.*	328,029
11,737	Materion Corp.	345,068
64,130	Midway Gold Corp.*	65,413
19,924	Minerals Technologies, Inc.	884,626

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
70,871	Molycorp, Inc.*	$432,313
16,114	Myers Industries, Inc.	299,076
9,133	Neenah Paper, Inc.	334,268
19,270	Noranda Aluminum Holding Corp.	52,607
45,889	Olin Corp.	1,060,036
5,180	Olympic Steel, Inc.	134,576
18,272	OM Group, Inc.*	519,290
26,894	OMNOVA Solutions, Inc.*	207,622
24,528	P. H. Glatfelter Co.	628,407
78,799	Paramount Gold and Silver Corp.*	119,774
5,492	Penford Corp.*	74,417
56,788	PolyOne Corp.	1,534,412
7,510	Quaker Chemical Corp.	498,364
39,897	Resolute Forest Products, Inc.*	503,101
17,906	RTI International Metals, Inc.*	554,549
14,710	Schnitzer Steel Industries, Inc., Class A	371,427
17,931	Schweitzer-Mauduit International, Inc.	1,026,908
28,600	Sensient Technologies Corp.	1,185,756
10,773	Stepan Co.	608,028
67,492	Stillwater Mining Co.*	768,734
39,993	SunCoke Energy, Inc.*	629,090
9,023	Taminco Corp.*	178,204
12,435	Texas Industries, Inc.*	729,934
14,069	Tredegar Corp.	314,442
12,256	U.S. Silica Holdings, Inc.	288,016
3,186	UFP Technologies, Inc.*	65,727
1,111	United States Lime & Minerals, Inc.*	65,349
3,958	Universal Stainless & Alloy Products, Inc.*	109,003
8,086	US Concrete, Inc.*	158,324
35,760	Walter Energy, Inc.	462,734
28,235	Wausau Paper Corp.	309,738
30,215	Worthington Industries, Inc.	1,007,066
12,940	Zep, Inc.	182,195
15,721	Zoltek Cos., Inc.*	217,579
		40,000,560
	Telecommunication Services — 0.5%

41,228	8x8, Inc.*	381,359
5,246	Atlantic Tele-Network, Inc.	247,821
10,606	Boingo Wireless, Inc.*	75,833
15,327	Cbeyond, Inc.*	100,545
118,832	Cincinnati Bell, Inc.*	355,308
26,980	Cogent Communications Group, Inc.	837,190
22,925	Consolidated Communications Holdings, Inc.	382,389
11,858	Fairpoint Communications, Inc.*	110,754
17,981	General Communication, Inc., Class A*	160,930
5,907	Hawaiian Telcom Holdco, Inc.*	146,553
7,768	HickoryTech Corp.	77,835
8,789	IDT Corp., Class B	146,073
30,497	inContact, Inc.*	247,941
18,592	Inteliquent, Inc.	148,736
36,687	Iridium Communications, Inc.*	245,436
30,852	Leap Wireless International, Inc.*	468,333
8,826	Lumos Networks Corp.	139,010
10,603	magicJack VocalTec Ltd.*	148,866
98,310	NII Holdings, Inc.*	587,894
8,735	NTELOS Holdings Corp.	145,176
20,707	ORBCOMM, Inc.*	98,565
27,495	Premiere Global Services, Inc.*	266,152
7,016	Primus Telecommunications Group, Inc.	28,204
13,709	Shenandoah Telecommunications Co.	235,109
4,394	Straight Path Communications, Inc., Class B*	22,585
37,943	Towerstream Corp.*	83,854
12,370	USA Mobility, Inc.	174,664
88,778	Vonage Holdings Corp.*	276,987
		6,340,102
	Utilities — 1.9%

22,816	ALLETE, Inc.	1,076,915
11,021	American States Water Co.	579,705
4,333	Artesian Resources Corp., Class A	94,459
68,476	Atlantic Power Corp.	271,850
34,245	Avista Corp.	899,616
25,399	Black Hills Corp.	1,219,660
27,277	California Water Service Group	544,176
5,495	Chesapeake Utilities Corp.	286,894
34,544	Cleco Corp.	1,560,007
6,180	Connecticut Water Service, Inc.	188,243
8,363	Consolidated Water Co., Ltd.	106,796
3,918	Delta Natural Gas Co., Inc.	79,222
57,150	Dynegy, Inc.*	1,110,424
22,981	El Paso Electric Co.	790,546
24,385	Empire District Electric Co. (The)	516,230
7,378	Genie Energy Ltd., Class B*	62,861
28,708	IDACORP, Inc.	1,374,252
18,659	Laclede Group, Inc. (The)	830,885
13,210	MGE Energy, Inc.	688,373
9,041	Middlesex Water Co.	181,001
23,876	New Jersey Resources Corp.	1,028,578
15,401	Northwest Natural Gas Co.	632,057
21,651	NorthWestern Corp.	869,721
10,096	Ormat Technologies, Inc.	253,107
20,727	Otter Tail Corp.	544,706
43,160	Piedmont Natural Gas Co., Inc.	1,392,342
45,523	PNM Resources, Inc.	997,409
43,250	Portland General Electric Co.	1,246,033
9,840	Pure Cycle Corp.*	51,168
8,843	SJW Corp.	231,244
18,265	South Jersey Industries, Inc.	1,054,986
26,477	Southwest Gas Corp.	1,238,594
28,975	UIL Holdings Corp.	1,094,096
7,894	Unitil Corp.	222,137
23,694	UNS Energy Corp.	1,083,527
29,550	WGL Holdings, Inc.	1,233,417
7,391	York Water Co.	144,272
		25,779,509

	Total Common Stocks (Cost $812,870,588)	832,014,460

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡
4,890	Firsthand Technology Value Fund, Inc.*	110,710
6,887	Stellus Capital Investment Corp.	103,718
		214,428

	Total Investment Companies (Cost $201,380)	214,428

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
	Rights — 0.0%‡
139	Biglari Holdings, Inc., expiring 09/16/13 at $265.00*	$4,115
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	—
50,934	Unwired Planet, Inc., expiring 09/09/13 at $1.66*^	509
	Total Rights (Cost $—)	4,624

No. of Warrants
	Warrants — 0.0%‡
2	Tejon Ranch Co., expiring 08/31/16 at $40.00*	7
	Total Warrants (Cost $—)	7

Principal Amount
	U.S. Government & Agency Securities (a) — 18.2%
	Federal Home Loan Bank
$45,786,908	0.00%, due 09/03/13	45,786,908
	Federal National Mortgage Association
5,311,275	0.01%, due 09/03/13	5,311,275
	U.S. Treasury Bills
98,000,000	0.00%, due 09/26/13	97,996,869
9,000,000	0.00%, due 10/10/13	8,999,581
33,000,000	0.00%, due 11/29/13	32,998,146
20,000,000	0.00%, due 12/12/13	19,998,116
40,000,000	0.00%, due 01/02/14	39,996,583
	Total U.S. Government & Agency Securities (Cost $251,087,478)	251,087,478

	Repurchase Agreements (a)(b) — 21.5%
297,179,592	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $297,180,872	297,179,592
	Total Repurchase Agreements (Cost $297,179,592)	297,179,592

	Total Investment Securities (Cost $1,361,339,038) — 100.0%	1,380,500,589
	Other assets less liabilities — 0.0%	602,509
	Net Assets — 100.0%	$1,381,103,098

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $509 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $60,008,035.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                            Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,732,075
Aggregate gross unrealized depreciation	(33,497,261)
Net unrealized appreciation	$18,234,814
Federal income tax cost of investments	$1,362,265,775

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,634	09/20/13	$164,870,600	$4,410,219

Cash collateral in the amount of $8,823,601 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$61,712,781	$(1,334,910)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	26,002,033	9,463,678

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	484,012,832	(21,665,393)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	93,729,835	(4,421,502)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	396,595,679	(15,631,166)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	32,179,115	6,894,975

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	60,351,288	(1,153,672)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	242,564,803	8,086,950

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	368,044,162	14,559,303

		$(5,201,737)

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 55.1%
	Consumer Discretionary — 9.0%

377	American Public Education, Inc.*	$15,088
571	Arbitron, Inc.	26,871
282	Arctic Cat, Inc.	15,138
365	Big 5 Sporting Goods Corp.	6,106
31	Biglari Holdings, Inc.*	12,941
530	BJ’s Restaurants, Inc.*	16,557
265	Blue Nile, Inc.*	9,588
226	Blyth, Inc.	2,086
1,547	Boyd Gaming Corp.*	18,750
872	Brown Shoe Co., Inc.	19,550
1,935	Brunswick Corp.	70,357
589	Buckle, Inc. (The)	30,498
401	Buffalo Wild Wings, Inc.*	41,668
1,520	Callaway Golf Co.	10,518
239	Capella Education Co.*	12,990
1,090	Career Education Corp.*	2,856
576	Cato Corp. (The), Class A	14,492
357	CEC Entertainment, Inc.	14,448
481	Children’s Place Retail Stores, Inc. (The)*	25,580
777	Christopher & Banks Corp.*	4,305
1,677	Corinthian Colleges, Inc.*	3,706
509	Cracker Barrel Old Country Store, Inc.	50,096
1,885	Crocs, Inc.*	25,372
546	Digital Generation, Inc.*	6,699
348	DineEquity, Inc.	23,062
580	Dorman Products, Inc.	29,139
412	Drew Industries, Inc.	17,288
634	E.W. Scripps Co. (The), Class A*	9,643
556	Ethan Allen Interiors, Inc.	14,495
2,566	Fifth & Pacific Cos., Inc.*	61,173
1,053	Finish Line, Inc. (The), Class A	22,071
942	Francesca’s Holdings Corp.*	22,721
723	Fred’s, Inc., Class A	11,300
514	Genesco, Inc.*	31,704
464	Group 1 Automotive, Inc.	35,603
927	Harte-Hanks, Inc.	7,694
425	Haverty Furniture Cos., Inc.	10,289
682	Helen of Troy Ltd.*	27,403
556	Hibbett Sports, Inc.*	28,801
1,343	Hillenbrand, Inc.	33,253
1,220	Iconix Brand Group, Inc.*	40,040
833	Interval Leisure Group, Inc.	17,993
568	iRobot Corp.*	18,557
335	ITT Educational Services, Inc.*	9,651
951	Jack in the Box, Inc.*	37,555
448	JAKKS Pacific, Inc.	2,325
598	JoS. A. Bank Clothiers, Inc.*	23,788
322	Kirkland’s, Inc.*	6,282
1,120	La-Z-Boy, Inc.	23,811
483	Lincoln Educational Services Corp.	2,463
450	Lithia Motors, Inc., Class A	29,529
3,082	Live Nation Entertainment, Inc.*	51,963
588	Lumber Liquidators Holdings, Inc.*	58,459
517	M/I Homes, Inc.*	9,683
498	Maidenform Brands, Inc.*	11,673
400	Marcus Corp.	4,920
516	MarineMax, Inc.*	6,316
627	Marriott Vacations Worldwide Corp.*	27,337
1,011	Men’s Wearhouse, Inc. (The)	38,064
673	Meritage Homes Corp.*	26,866
204	Monarch Casino & Resort, Inc.*	3,835
629	Monro Muffler Brake, Inc.	27,846
382	Movado Group, Inc.	16,277
617	Multimedia Games Holding Co., Inc.*	24,211
612	Nutrisystem, Inc.	7,748
1,861	OfficeMax, Inc.	20,229
600	Outerwall, Inc.*	37,302
305	Oxford Industries, Inc.	18,922
350	Papa John’s International, Inc.*	23,846
1,138	Pep Boys-Manny Moe & Jack (The)*	12,780
251	Perry Ellis International, Inc.	4,598
430	PetMed Express, Inc.	6,566
1,249	Pinnacle Entertainment, Inc.*	29,576
998	Pool Corp.	51,986
2,688	Quiksilver, Inc.*	13,306
276	Red Robin Gourmet Burgers, Inc.*	17,901
1,224	Ruby Tuesday, Inc.*	8,886
331	rue21, inc.*	13,521
766	Ruth’s Hospitality Group, Inc.	9,054
986	Ryland Group, Inc. (The)	34,333
1,190	Select Comfort Corp.*	29,393
1,206	SHFL Entertainment, Inc.*	27,461
822	Skechers U.S.A., Inc., Class A*	25,260
736	Sonic Automotive, Inc., Class A	16,037
1,129	Sonic Corp.*	18,019
671	Spartan Motors, Inc.	3,831
698	Stage Stores, Inc.	13,004
422	Standard Motor Products, Inc.	12,939
3,195	Standard Pacific Corp.*	22,812
594	Stein Mart, Inc.	7,217
880	Steven Madden Ltd.*	47,520
231	Strayer Education, Inc.	9,231
413	Sturm Ruger & Co., Inc.	21,629
497	Superior Industries International, Inc.	8,668
1,240	Texas Roadhouse, Inc.	30,814
916	Tuesday Morning Corp.*	11,276
321	Universal Electronics, Inc.*	9,681
454	Universal Technical Institute, Inc.	4,826
646	Vitamin Shoppe, Inc.*	27,210
413	VOXX International Corp.*	5,022
600	Winnebago Industries, Inc.*	13,362
1,073	Wolverine World Wide, Inc.	60,356
563	Zale Corp.*	7,043
458	Zumiez, Inc.*	12,229
		2,116,737
	Consumer Staples — 2.3%

1,762	Alliance One International, Inc.*	4,987
372	Andersons, Inc. (The)	24,426
1,131	B&G Foods, Inc.	38,307
180	Boston Beer Co., Inc. (The), Class A*	38,131
270	Calavo Growers, Inc.	6,685
299	Cal-Maine Foods, Inc.	13,643
820	Casey’s General Stores, Inc.	54,071
894	Central Garden and Pet Co., Class A*	5,596
2,528	Darling International, Inc.*	51,141
476	Diamond Foods, Inc.*	9,853
1,011	Hain Celestial Group, Inc. (The)*	82,680
348	Inter Parfums, Inc.	9,246
318	J&J Snack Foods Corp.	24,461
260	Medifast, Inc.*	6,464
263	Nash Finch Co.	6,425
1,094	Prestige Brands Holdings, Inc.*	35,522
428	Sanderson Farms, Inc.	28,025
166	Seneca Foods Corp., Class A*	4,892

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,035	Snyder’s-Lance, Inc.	$27,842
468	Spartan Stores, Inc.	9,622
775	TreeHouse Foods, Inc.*	50,398
311	WD-40 Co.	18,094
		550,511
	Energy — 2.5%

714	Approach Resources, Inc.*	16,636
587	Basic Energy Services, Inc.*	6,833
773	Bristow Group, Inc.	50,786
961	C&J Energy Services, Inc.*	19,729
786	Carrizo Oil & Gas, Inc.*	26,928
1,301	Cloud Peak Energy, Inc.*	20,478
961	Comstock Resources, Inc.	14,031
273	Contango Oil & Gas Co.	9,790
409	Era Group, Inc.*	10,155
1,405	Exterran Holdings, Inc.*	38,539
2,552	Forest Oil Corp.*	14,189
276	Geospace Technologies Corp.*	19,254
309	Gulf Island Fabrication, Inc.	7,258
1,473	Gulfport Energy Corp.*	86,907
689	Hornbeck Offshore Services, Inc.*	37,537
2,583	ION Geophysical Corp.*	12,373
558	Matrix Service Co.*	8,699
1,269	Northern Oil and Gas, Inc.*	16,345
744	PDC Energy, Inc.*	42,691
1,172	Penn Virginia Corp.*	5,637
1,213	PetroQuest Energy, Inc.*	5,095
1,327	Pioneer Energy Services Corp.*	8,970
409	SEACOR Holdings, Inc.	33,980
1,069	Stone Energy Corp.*	29,291
927	Swift Energy Co.*	10,456
675	Tesco Corp.*	10,429
1,674	TETRA Technologies, Inc.*	19,669
		582,685
	Financials — 11.6%

1,178	Acadia Realty Trust (REIT)	27,483
269	Agree Realty Corp. (REIT)	7,290
393	AMERISAFE, Inc.	12,808
1,077	Associated Estates Realty Corp. (REIT)	14,830
923	Bank Mutual Corp.	5,483
643	Bank of the Ozarks, Inc.	29,179
374	Banner Corp.	12,813
1,689	BBCN Bancorp, Inc.	22,565
1,691	Boston Private Financial Holdings, Inc.	17,282
1,492	Brookline Bancorp, Inc.	13,503
438	Calamos Asset Management, Inc., Class A	4,345
646	Cardinal Financial Corp.	10,620
610	Cash America International, Inc.	26,096
1,175	Cedar Realty Trust, Inc. (REIT)	5,734
335	City Holding Co.	13,685
1,774	Colonial Properties Trust (REIT)	39,188
1,091	Columbia Banking System, Inc.	25,311
856	Community Bank System, Inc.	28,453
457	CoreSite Realty Corp. (REIT)	13,906
3,593	Cousins Properties, Inc. (REIT)	35,678
1,886	CVB Financial Corp.	24,028
4,180	DiamondRock Hospitality Co. (REIT)	40,504
624	Dime Community Bancshares, Inc.	9,934
647	EastGroup Properties, Inc. (REIT)	36,361
416	eHealth, Inc.*	11,511
662	Employers Holdings, Inc.	17,550
497	Encore Capital Group, Inc.*	21,306
1,006	EPR Properties (REIT)	49,274
624	Evercore Partners, Inc., Class A	27,824
1,020	EZCORP, Inc., Class A*	17,320
910	Financial Engines, Inc.	48,639
2,121	First BanCorp./Puerto Rico*	13,553
574	First Cash Financial Services, Inc.*	31,725
2,094	First Commonwealth Financial Corp.	15,349
1,237	First Financial Bancorp	18,555
641	First Financial Bankshares, Inc.	36,857
1,606	First Midwest Bancorp, Inc./IL	24,138
3,102	FNB Corp./PA	37,441
742	Forestar Group, Inc.*	14,810
1,864	Franklin Street Properties Corp. (REIT)	22,704
1,531	Geo Group, Inc. (The) (REIT)	47,783
571	Getty Realty Corp. (REIT)	10,426
1,540	Glacier Bancorp, Inc.	36,344
1,169	Government Properties Income Trust (REIT)	27,331
676	Hanmi Financial Corp.	11,039
2,042	Healthcare Realty Trust, Inc. (REIT)	45,925
701	HFF, Inc., Class A	16,123
986	Home BancShares, Inc./AR	25,064
849	Horace Mann Educators Corp.	22,380
489	Independent Bank Corp./MA	17,364
246	Infinity Property & Casualty Corp.	14,885
1,850	Inland Real Estate Corp. (REIT)	18,148
918	Interactive Brokers Group, Inc., Class A	15,404
796	Investment Technology Group, Inc.*	13,532
1,839	Kite Realty Group Trust (REIT)	10,611
2,043	LaSalle Hotel Properties (REIT)	54,201
3,937	Lexington Realty Trust (REIT)	46,142
732	LTC Properties, Inc. (REIT)	25,935
802	MarketAxess Holdings, Inc.	40,710
1,172	MB Financial, Inc.	31,632
1,003	Meadowbrook Insurance Group, Inc.	5,998
3,417	Medical Properties Trust, Inc. (REIT)	39,466
914	Mid-America Apartment Communities, Inc. (REIT)	56,357
2,522	National Penn Bancshares, Inc.	25,321
227	Navigators Group, Inc. (The)*	12,424
937	NBT Bancorp, Inc.	20,071
2,005	Northwest Bancshares, Inc.	26,747
2,168	Old National Bancorp/IN	28,488
835	Oritani Financial Corp.	12,951
841	PacWest Bancorp	27,963
897	Parkway Properties, Inc./MD (REIT)	14,666
1,337	Pennsylvania Real Estate Investment Trust (REIT)	24,801
707	Pinnacle Financial Partners, Inc.*	19,761
317	Piper Jaffray Cos.*	10,306
1,086	Portfolio Recovery Associates, Inc.*	57,601
1,167	Post Properties, Inc. (REIT)	52,783
1,345	PrivateBancorp, Inc.	29,348
1,322	ProAssurance Corp.	62,319
4,828	Prospect Capital Corp.	53,446
1,149	Provident Financial Services, Inc.	18,591
385	PS Business Parks, Inc. (REIT)	27,978
364	RLI Corp.	28,425
636	S&T Bancorp, Inc.	14,297
799	Sabra Health Care REIT, Inc. (REIT)	17,666
274	Safety Insurance Group, Inc.	13,738
275	Saul Centers, Inc. (REIT)	11,938

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,188	Selective Insurance Group, Inc.	$27,241
353	Simmons First National Corp., Class A	8,546
672	Sovran Self Storage, Inc. (REIT)	44,533
662	Sterling Bancorp/NY	8,401
441	Stewart Information Services Corp.	13,490
1,264	Stifel Financial Corp.*	50,585
3,988	Susquehanna Bancshares, Inc.	50,289
606	SWS Group, Inc.*	3,181
2,019	Tanger Factory Outlet Centers (REIT)	62,286
311	Taylor Capital Group, Inc.*	6,581
872	Texas Capital Bancshares, Inc.*	38,438
247	Tompkins Financial Corp.	10,720
835	Tower Group International Ltd.	11,799
2,015	TrustCo Bank Corp./NY	11,768
694	UMB Financial Corp.	41,453
2,395	Umpqua Holdings Corp.	38,895
982	United Bankshares, Inc./WV	27,270
989	United Community Banks, Inc./GA*	14,420
465	United Fire Group, Inc.	13,341
271	Universal Health Realty Income Trust (REIT)	10,870
550	Urstadt Biddle Properties, Inc., Class A (REIT)	10,741
769	ViewPoint Financial Group, Inc.	15,295
124	Virtus Investment Partners, Inc.*	21,613
1,327	Wilshire Bancorp, Inc.	10,789
848	Wintrust Financial Corp.	33,615
264	World Acceptance Corp.*	22,617
		2,738,841
	Health Care — 6.1%

444	Abaxis, Inc.	17,396
754	Abiomed, Inc.*	17,757
868	Acorda Therapeutics, Inc.*	29,330
1,521	Affymetrix, Inc.*	8,472
748	Air Methods Corp.	30,608
1,459	Akorn, Inc.*	26,218
1,535	Align Technology, Inc.*	66,849
178	Almost Family, Inc.	3,359
673	Amedisys, Inc.*	10,963
985	AMN Healthcare Services, Inc.*	13,396
684	Amsurg Corp.*	25,506
262	Analogic Corp.	19,556
1,259	Arqule, Inc.*	3,513
521	Bio-Reference Labs, Inc.*	15,073
642	Cambrex Corp.*	8,750
694	Cantel Medical Corp.	17,975
1,164	Centene Corp.*	66,523
404	Chemed Corp.	28,135
223	Computer Programs & Systems, Inc.	12,256
593	CONMED Corp.	18,436
253	Corvel Corp.*	8,334
661	Cross Country Healthcare, Inc.*	3,735
535	CryoLife, Inc.	3,247
1,395	Cubist Pharmaceuticals, Inc.*	88,387
508	Cyberonics, Inc.*	25,842
395	Cynosure, Inc., Class A*	9,065
549	Emergent Biosolutions, Inc.*	9,651
378	Ensign Group, Inc. (The)	14,610
623	Gentiva Health Services, Inc.*	7,146
511	Greatbatch, Inc.*	17,359
1,092	Haemonetics Corp.*	43,516
741	Hanger, Inc.*	22,756
427	HealthStream, Inc.*	14,155
731	Healthways, Inc.*	13,947
241	Hi-Tech Pharmacal Co., Inc.	10,389
274	ICU Medical, Inc.*	19,585
1,392	Impax Laboratories, Inc.*	28,369
432	Integra LifeSciences Holdings Corp.*	17,556
623	Invacare Corp.	9,351
359	IPC The Hospitalist Co., Inc.*	18,467
1,156	Kindred Healthcare, Inc.	16,993
204	Landauer, Inc.	9,686
316	LHC Group, Inc.*	7,151
809	Luminex Corp.*	16,423
579	Magellan Health Services, Inc.*	32,546
1,319	Medicines Co. (The)*	41,694
489	Medidata Solutions, Inc.*	43,736
887	Meridian Bioscience, Inc.	19,949
856	Merit Medical Systems, Inc.*	10,957
622	Molina Healthcare, Inc.*	20,769
977	Momenta Pharmaceuticals, Inc.*	13,766
257	MWI Veterinary Supply, Inc.*	39,085
650	Natus Medical, Inc.*	8,547
481	Neogen Corp.*	26,022
946	NuVasive, Inc.*	22,250
734	Omnicell, Inc.*	15,957
1,216	PAREXEL International Corp.*	56,459
635	PharMerica Corp.*	7,810
853	Quality Systems, Inc.	17,649
1,252	Questcor Pharmaceuticals, Inc.	83,483
1,117	Spectrum Pharmaceuticals, Inc.	8,556
257	SurModics, Inc.*	5,089
797	Symmetry Medical, Inc.*	6,256
1,397	ViroPharma, Inc.*	42,120
740	West Pharmaceutical Services, Inc.	54,723
		1,453,214
	Industrials — 8.2%

1,666	A. O. Smith Corp.	70,055
597	AAON, Inc.	13,922
850	AAR Corp.	21,326
1,089	ABM Industries, Inc.	26,299
1,565	Actuant Corp., Class A	55,902
837	Aegion Corp.*	17,912
408	Aerovironment, Inc.*	8,939
623	Albany International Corp., Class A	20,104
322	Allegiant Travel Co.	30,432
167	American Science & Engineering, Inc.	9,415
615	Apogee Enterprises, Inc.	17,158
901	Applied Industrial Technologies, Inc.	42,906
511	Arkansas Best Corp.	12,714
450	Astec Industries, Inc.	15,552
552	Atlas Air Worldwide Holdings, Inc.*	25,502
545	AZZ, Inc.	20,459
1,000	Barnes Group, Inc.	31,270
995	Brady Corp., Class A	32,835
1,030	Briggs & Stratton Corp.	19,663
299	CDI Corp.	4,054
376	CIRCOR International, Inc.	21,616
796	Comfort Systems USA, Inc.	12,020
175	Consolidated Graphics, Inc.*	9,362
429	Cubic Corp.	21,540
1,001	Curtiss-Wright Corp.	41,802
210	DXP Enterprises, Inc.*	14,276
707	Dycom Industries, Inc.*	17,965
1,435	EMCOR Group, Inc.	53,942
398	Encore Wire Corp.	15,017
1,029	EnerSys, Inc.	52,767

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
367	Engility Holdings, Inc.*	$12,353
447	EnPro Industries, Inc.*	25,470
565	ESCO Technologies, Inc.	17,317
282	Exponent, Inc.	18,367
1,335	Federal Signal Corp.*	15,579
646	Forward Air Corp.	23,792
832	Franklin Electric Co., Inc.	29,885
418	G&K Services, Inc., Class A	21,502
1,294	GenCorp, Inc.*	19,501
617	Gibraltar Industries, Inc.*	7,947
961	Griffon Corp.	10,600
1,463	Healthcare Services Group, Inc.	35,419
979	Heartland Express, Inc.	13,628
351	Heidrick & Struggles International, Inc.	5,283
757	Hub Group, Inc., Class A*	28,123
1,158	II-VI, Inc.*	22,326
470	Insperity, Inc.	14,993
1,231	Interface, Inc.	21,739
619	John Bean Technologies Corp.	13,562
578	Kaman Corp.	20,346
689	Kaydon Corp.	19,602
580	Kelly Services, Inc., Class A	10,556
1,265	Knight Transportation, Inc.	20,594
1,041	Korn/Ferry International*	18,436
275	Lindsay Corp.	20,906
364	Lydall, Inc.*	5,653
820	Mobile Mini, Inc.*	24,912
969	Moog, Inc., Class A*	49,225
601	Mueller Industries, Inc.	32,178
105	National Presto Industries, Inc.	7,243
1,079	Navigant Consulting, Inc.*	14,728
1,511	Old Dominion Freight Line, Inc.*	65,608
946	On Assignment, Inc.*	28,541
1,283	Orbital Sciences Corp.*	22,273
583	Orion Marine Group, Inc.*	5,725
194	Powell Industries, Inc.*	10,230
793	Quanex Building Products Corp.	13,196
873	Resources Connection, Inc.	10,686
862	Simpson Manufacturing Co., Inc.	26,955
1,110	SkyWest, Inc.	14,308
272	Standex International Corp.	14,522
799	Teledyne Technologies, Inc.*	61,659
394	Tennant Co.	20,240
1,389	Tetra Tech, Inc.*	31,641
1,145	Titan International, Inc.	18,595
1,230	Toro Co. (The)	64,956
870	TrueBlue, Inc.*	21,158
321	UniFirst Corp.	30,777
867	United Stationers, Inc.	34,455
423	Universal Forest Products, Inc.	15,837
435	Viad Corp.	9,818
387	Vicor Corp.*	3,022
612	WageWorks, Inc.*	25,545
605	Watts Water Technologies, Inc., Class A	31,345
		1,939,583
	Information Technology — 10.1%

781	Advanced Energy Industries, Inc.*	14,238
303	Agilysys, Inc.*	3,421
577	Anixter International, Inc.*	48,214
2,446	ARRIS Group, Inc.*	38,329
683	ATMI, Inc.*	16,768
649	Avid Technology, Inc.*	3,498
307	Badger Meter, Inc.	13,840
219	Bel Fuse, Inc., Class B	3,942
942	Belden, Inc.	53,430
1,168	Benchmark Electronics, Inc.*	25,661
345	Black Box Corp.	9,167
976	Blackbaud, Inc.	35,156
877	Blucora, Inc.*	17,558
769	Bottomline Technologies (de), Inc.*	20,932
1,422	Brooks Automation, Inc.	12,514
496	Cabot Microelectronics Corp.*	17,916
493	CACI International, Inc., Class A*	33,228
690	CalAmp Corp.*	11,309
959	Cardtronics, Inc.*	33,268
473	CEVA, Inc.*	8,575
877	Checkpoint Systems, Inc.*	12,866
1,452	CIBER, Inc.*	5,285
1,356	Cirrus Logic, Inc.*	30,510
864	Cognex Corp.	49,231
521	Coherent, Inc.	29,244
492	Cohu, Inc.	4,886
695	comScore, Inc.*	19,801
351	Comtech Telecommunications Corp.	8,413
726	CSG Systems International, Inc.	17,090
717	CTS Corp.	9,981
797	Daktronics, Inc.	8,520
931	Dealertrack Technologies, Inc.*	36,858
1,076	Dice Holdings, Inc.*	8,963
553	Digi International, Inc.*	5,137
754	Digital River, Inc.*	13,029
768	Diodes, Inc.*	19,123
471	DSP Group, Inc.*	2,991
391	DTS, Inc.*	7,843
686	Ebix, Inc.	7,800
538	Electro Scientific Industries, Inc.	5,913
993	Electronics For Imaging, Inc.*	29,075
1,916	Entropic Communications, Inc.*	8,009
690	EPIQ Systems, Inc.	8,452
988	Exar Corp.*	12,073
565	ExlService Holdings, Inc.*	15,317
366	FARO Technologies, Inc.*	13,590
891	FEI Co.	69,747
285	Forrester Research, Inc.	9,399
2,551	GT Advanced Technologies, Inc.*	16,479
2,167	Harmonic, Inc.*	15,321
777	Heartland Payment Systems, Inc.	28,710
709	Higher One Holdings, Inc.*	5,261
581	Hittite Microwave Corp.*	35,534
656	iGATE Corp.*	15,318
931	Insight Enterprises, Inc.*	17,791
328	Interactive Intelligence Group, Inc.*	19,319
1,202	Intermec, Inc.*	11,864
509	Intevac, Inc.*	3,049
1,159	Ixia*	16,829
923	j2 Global, Inc.	45,449
1,319	Kopin Corp.*	4,353
1,609	Kulicke & Soffa Industries, Inc.*	17,796
528	Liquidity Services, Inc.*	15,650
473	Littelfuse, Inc.	34,893
1,060	LivePerson, Inc.*	9,879
468	LogMeIn, Inc.*	13,942
416	Manhattan Associates, Inc.*	36,400
1,461	MAXIMUS, Inc.	54,802
334	Measurement Specialties, Inc.*	15,812
691	Mercury Systems, Inc.*	6,032
753	Methode Electronics, Inc.	17,989
1,012	Micrel, Inc.	9,310
1,987	Microsemi Corp.*	51,145

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
191	MicroStrategy, Inc., Class A*	$17,536
1,134	MKS Instruments, Inc.	28,407
700	Monolithic Power Systems, Inc.	21,434
818	Monotype Imaging Holdings, Inc.	21,063
338	MTS Systems Corp.	20,337
450	Nanometrics, Inc.*	6,431
824	NETGEAR, Inc.*	23,847
761	Netscout Systems, Inc.*	18,903
836	Newport Corp.*	12,824
1,262	NIC, Inc.	28,092
487	OpenTable, Inc.*	36,301
407	Oplink Communications, Inc.*	7,566
401	OSI Systems, Inc.*	29,153
414	Park Electrochemical Corp.	11,029
371	PC-Tel, Inc.	3,013
716	Perficient, Inc.*	11,549
447	Pericom Semiconductor Corp.*	3,142
729	Plexus Corp.*	23,867
620	Power Integrations, Inc.	32,314
439	Procera Networks, Inc.*	5,685
1,179	Progress Software Corp.*	28,838
1,904	QLogic Corp.*	20,163
550	QuinStreet, Inc.*	4,791
496	Radisys Corp.*	1,681
605	Rofin-Sinar Technologies, Inc.*	13,606
365	Rogers Corp.*	20,247
367	Rubicon Technology, Inc.*	4,481
699	Rudolph Technologies, Inc.*	7,235
596	ScanSource, Inc.*	18,464
731	Sigma Designs, Inc.*	3,458
666	Sourcefire, Inc.*	50,256
297	Stamps.com, Inc.*	12,438
569	Super Micro Computer, Inc.*	7,306
222	Supertex, Inc.	5,119
845	Sykes Enterprises, Inc.*	14,390
877	Symmetricom, Inc.*	4,262
695	Synaptics, Inc.*	26,869
593	Synchronoss Technologies, Inc.*	20,387
566	SYNNEX Corp.*	26,891
1,965	Take-Two Interactive Software, Inc.*	36,077
678	Tangoe, Inc.*	14,096
469	TeleTech Holdings, Inc.*	11,476
1,128	Tessera Technologies, Inc.	20,688
3,492	TriQuint Semiconductor, Inc.*	26,330
1,131	TTM Technologies, Inc.*	10,790
579	Tyler Technologies, Inc.*	42,782
594	Ultratech, Inc.*	16,798
1,979	United Online, Inc.	15,535
625	VASCO Data Security International, Inc.*	4,938
837	Veeco Instruments, Inc.*	29,395
876	ViaSat, Inc.*	55,827
437	Virtusa Corp.*	11,502
535	Volterra Semiconductor Corp.*	12,262
544	XO Group, Inc.*	6,506
		2,377,414
	Materials — 3.1%

632	A. Schulman, Inc.	17,039
359	A.M. Castle & Co.*	5,676
2,915	AK Steel Holding Corp.*	9,794
546	AMCOL International Corp.	18,002
520	American Vanguard Corp.	13,042
635	Balchem Corp.	30,391
1,157	Calgon Carbon Corp.*	19,900
1,099	Century Aluminum Co.*	8,583
475	Clearwater Paper Corp.*	22,639
234	Deltic Timber Corp.	14,075
939	Flotek Industries, Inc.*	18,583
1,369	Globe Specialty Metals, Inc.	17,592
1,076	H.B. Fuller Co.	40,124
196	Hawkins, Inc.	7,268
264	Haynes International, Inc.	11,677
1,563	Headwaters, Inc.*	13,379
470	Innophos Holdings, Inc.	23,016
352	Kaiser Aluminum Corp.	24,330
833	KapStone Paper and Packaging Corp.	34,986
443	Koppers Holdings, Inc.	17,175
696	Kraton Performance Polymers, Inc.*	12,911
403	LSB Industries, Inc.*	12,098
439	Materion Corp.	12,907
658	Myers Industries, Inc.	12,212
342	Neenah Paper, Inc.	12,517
196	Olympic Steel, Inc.	5,092
684	OM Group, Inc.*	19,439
918	P. H. Glatfelter Co.	23,519
2,125	PolyOne Corp.	57,418
281	Quaker Chemical Corp.	18,647
653	RTI International Metals, Inc.*	20,223
671	Schweitzer-Mauduit International, Inc.	38,428
378	Stepan Co.	21,334
2,526	Stillwater Mining Co.*	28,771
1,497	SunCoke Energy, Inc.*	23,548
450	Texas Industries, Inc.*	26,415
517	Tredegar Corp.	11,555
993	Wausau Paper Corp.	10,893
484	Zep, Inc.	6,815
		742,013
	Telecommunication Services — 0.2%

201	Atlantic Tele-Network, Inc.	9,495
650	Cbeyond, Inc.*	4,264
4,447	Cincinnati Bell, Inc.*	13,296
689	General Communication, Inc., Class A*	6,167
324	Lumos Networks Corp.	5,103
326	NTELOS Holdings Corp.	5,418
463	USA Mobility, Inc.	6,538
		50,281
	Utilities — 2.0%

768	ALLETE, Inc.	36,250
412	American States Water Co.	21,671
1,282	Avista Corp.	33,678
860	El Paso Electric Co.	29,584
649	Laclede Group, Inc. (The)	28,900
894	New Jersey Resources Corp.	38,514
576	Northwest Natural Gas Co.	23,639
810	NorthWestern Corp.	32,538
1,620	Piedmont Natural Gas Co., Inc.	52,261
687	South Jersey Industries, Inc.	39,681
991	Southwest Gas Corp.	46,359
1,088	UIL Holdings Corp.	41,083
887	UNS Energy Corp.	40,562
		464,720

	Total Common Stocks (Cost $13,202,949)	13,015,999

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.6%
	Federal Home Loan Bank
$673,081	0.00%, due 09/03/13	$673,081
	Federal National Mortgage Association
78,077	0.01%, due 09/03/13	78,077
	U.S. Treasury Bill
2,000,000	0.00%, due 10/10/13	1,999,875
	Total U.S. Government & Agency Securities (Cost $2,751,033)	2,751,033

	Repurchase Agreements (a)(b) — 20.6%
4,861,274	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,861,295	4,861,274
	Total Repurchase Agreements (Cost $4,861,274)	4,861,274

	Total Investment Securities (Cost $20,815,256) — 87.3%	20,628,306
	Other assets less liabilities — 12.7%	2,992,643
	Net Assets — 100.0%	$23,620,949

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $3,785,946.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT         Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$696,742
Aggregate gross unrealized depreciation	(1,148,344)
Net unrealized depreciation	$(451,602)
Federal income tax cost of investments	$21,079,908

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$8,678,600	$645,422

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	8,351,020	645,445

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	2,929,835	79,153

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	63,999	5,108

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	1,523,212	120,035

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	12,682,536	1,486,844

		$2,982,007

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 65.8%
	Consumer Discretionary — 8.1%

1,551	Abercrombie & Fitch Co., Class A	$54,766
7,201	Amazon.com, Inc.*	2,023,337
764	AutoNation, Inc.*	35,709
722	AutoZone, Inc.*	303,197
4,323	Bed Bath & Beyond, Inc.*	318,778
5,305	Best Buy Co., Inc.	190,980
2,283	BorgWarner, Inc.	220,492
4,280	Cablevision Systems Corp., Class A	75,884
4,443	CarMax, Inc.*	211,309
8,783	Carnival Corp.	316,978
11,287	CBS Corp. (Non-Voting), Class B	576,766
608	Chipotle Mexican Grill, Inc.*	248,167
5,554	Coach, Inc.	293,307
52,079	Comcast Corp., Class A	2,192,005
5,542	D.R. Horton, Inc.	98,925
2,570	Darden Restaurants, Inc.	118,760
5,753	Delphi Automotive PLC	316,530
11,045	DIRECTV*	642,598
4,836	Discovery Communications, Inc., Class A*	374,838
5,957	Dollar General Corp.*	321,499
4,418	Dollar Tree, Inc.*	232,829
1,846	Expedia, Inc.	86,319
1,881	Family Dollar Stores, Inc.	133,908
77,745	Ford Motor Co.	1,258,692
1,042	Fossil Group, Inc.*	121,018
2,349	GameStop Corp., Class A	117,943
4,529	Gannett Co., Inc.	109,104
5,733	Gap, Inc. (The)	231,843
2,169	Garmin Ltd.	88,430
15,219	General Motors Co.*	518,664
3,063	Genuine Parts Co.	235,882
4,860	Goodyear Tire & Rubber Co. (The)*	97,783
5,383	H&R Block, Inc.	150,240
4,424	Harley-Davidson, Inc.	265,352
1,346	Harman International Industries, Inc.	86,171
2,273	Hasbro, Inc.	103,603
28,886	Home Depot, Inc. (The)	2,151,718
5,145	International Game Technology	97,189
8,468	Interpublic Group of Cos., Inc. (The)	133,117
2,798	J.C. Penney Co., Inc.*	34,919
13,550	Johnson Controls, Inc.	549,181
4,029	Kohl’s Corp.	206,728
4,745	L Brands, Inc.	272,173
2,824	Leggett & Platt, Inc.	81,670
3,274	Lennar Corp., Class A	104,146
21,205	Lowe’s Cos., Inc.	971,613
7,589	Macy’s, Inc.	337,179
4,739	Marriott International, Inc., Class A	189,513
6,829	Mattel, Inc.	276,575
19,827	McDonald’s Corp.	1,870,876
1,107	Netflix, Inc.*	314,288
5,706	Newell Rubbermaid, Inc.	144,362
9,844	News Corp., Class A*	154,551
14,316	NIKE, Inc., Class B	899,331
2,941	Nordstrom, Inc.	163,902
5,117	Omnicom Group, Inc.	310,346
2,189	O’Reilly Automotive, Inc.*	268,612
2,040	PetSmart, Inc.	143,677
1,018	priceline.com, Inc.*	955,424
6,742	PulteGroup, Inc.	103,759
1,604	PVH Corp.	206,515
1,203	Ralph Lauren Corp.	198,988
4,338	Ross Stores, Inc.	291,774
1,683	Scripps Networks Interactive, Inc., Class A	123,751
13,122	Staples, Inc.	182,527
14,802	Starbucks Corp.	1,043,837
3,853	Starwood Hotels & Resorts Worldwide, Inc.	246,361
12,690	Target Corp.	803,404
2,370	Tiffany & Co.	182,751
5,757	Time Warner Cable, Inc.	618,014
18,433	Time Warner, Inc.	1,115,749
14,235	TJX Cos., Inc.	750,469
2,188	TripAdvisor, Inc.*	161,846
39,362	Twenty-First Century Fox, Inc.	1,233,211
2,184	Urban Outfitters, Inc.*	91,575
1,734	VF Corp.	324,622
8,816	Viacom, Inc., Class B	701,401
35,615	Walt Disney Co. (The)	2,166,460
91	Washington Post Co. (The), Class B	51,324
1,566	Whirlpool Corp.	201,466
2,685	Wyndham Worldwide Corp.	159,382
1,580	Wynn Resorts Ltd.	222,843
8,889	Yum! Brands, Inc.	622,408
		35,208,133
	Consumer Staples — 6.7%

39,720	Altria Group, Inc.	1,345,714
13,032	Archer-Daniels-Midland Co.	458,857
8,562	Avon Products, Inc.	169,271
3,185	Beam, Inc.	199,540
3,000	Brown-Forman Corp., Class B	200,970
3,535	Campbell Soup Co.	152,641
2,601	Clorox Co. (The)	215,103
75,745	Coca-Cola Co. (The)	2,891,944
5,094	Coca-Cola Enterprises, Inc.	190,516
17,340	Colgate-Palmolive Co.	1,001,732
8,243	ConAgra Foods, Inc.	278,778
3,049	Constellation Brands, Inc., Class A*	165,408
8,632	Costco Wholesale Corp.	965,662
24,210	CVS Caremark Corp.	1,405,390
4,036	Dr. Pepper Snapple Group, Inc.	180,651
4,748	Estee Lauder Cos., Inc. (The), Class A	310,329
12,752	General Mills, Inc.	628,929
2,965	Hershey Co. (The)	272,632
2,673	Hormel Foods Corp.	110,742
2,118	J.M. Smucker Co. (The)	224,805
5,016	Kellogg Co.	304,521
7,612	Kimberly-Clark Corp.	711,570
11,761	Kraft Foods Group, Inc.	608,867
10,286	Kroger Co. (The)	376,468
7,464	Lorillard, Inc.	315,727
2,607	McCormick & Co., Inc. (Non-Voting)	176,364
4,004	Mead Johnson Nutrition Co.	300,420
3,106	Molson Coors Brewing Co., Class B	151,542
35,285	Mondelez International, Inc., Class A	1,082,191
2,855	Monster Beverage Corp.*	163,848

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,574	PepsiCo, Inc.	$2,437,665
32,341	Philip Morris International, Inc.	2,698,533
54,199	Procter & Gamble Co. (The)	4,221,560
6,299	Reynolds American, Inc.	300,021
4,764	Safeway, Inc.	123,388
11,733	Sysco Corp.	375,691
5,612	Tyson Foods, Inc., Class A	162,467
17,049	Walgreen Co.	819,545
32,402	Wal-Mart Stores, Inc.	2,364,698
6,819	Whole Foods Market, Inc.	359,702
		29,424,402
	Energy — 7.0%

9,917	Anadarko Petroleum Corp.	906,612
7,748	Apache Corp.	663,849
8,731	Baker Hughes, Inc.	405,904
8,343	Cabot Oil & Gas Corp.	326,462
4,900	Cameron International Corp.*	278,271
10,261	Chesapeake Energy Corp.	264,836
38,339	Chevron Corp.	4,617,166
24,178	ConocoPhillips	1,603,001
4,523	CONSOL Energy, Inc.	141,253
7,374	Denbury Resources, Inc.*	127,496
7,462	Devon Energy Corp.	426,006
1,374	Diamond Offshore Drilling, Inc.	87,977
4,610	Ensco PLC, Class A	256,132
5,383	EOG Resources, Inc.	845,400
2,979	EQT Corp.	255,360
87,926	Exxon Mobil Corp.	7,663,630
4,694	FMC Technologies, Inc.*	251,739
17,090	Halliburton Co.	820,320
2,109	Helmerich & Payne, Inc.	132,951
5,909	Hess Corp.	442,289
12,496	Kinder Morgan, Inc.	473,973
14,015	Marathon Oil Corp.	482,536
6,417	Marathon Petroleum Corp.	465,297
3,585	Murphy Oil Corp.	241,701
5,829	Nabors Industries Ltd.	89,767
8,450	National Oilwell Varco, Inc.	627,835
2,676	Newfield Exploration Co.*	63,742
5,008	Noble Corp.	186,298
7,103	Noble Energy, Inc.	436,337
15,934	Occidental Petroleum Corp.	1,405,538
5,332	Peabody Energy Corp.	91,710
12,246	Phillips 66	699,247
2,701	Pioneer Natural Resources Co.	472,594
3,547	QEP Resources, Inc.	96,904
3,224	Range Resources Corp.	241,736
2,455	Rowan Cos. PLC, Class A*	86,956
26,285	Schlumberger Ltd.	2,127,508
6,950	Southwestern Energy Co.*	265,490
13,234	Spectra Energy Corp.	438,178
2,684	Tesoro Corp.	123,706
10,787	Valero Energy Corp.	383,262
13,502	Williams Cos., Inc. (The)	489,312
3,959	WPX Energy, Inc.*	73,875
		30,580,156
	Financials — 10.8%

6,732	ACE Ltd.	590,531
9,214	Aflac, Inc.	532,477
9,270	Allstate Corp. (The)	444,218
18,901	American Express Co.	1,359,171
29,199	American International Group, Inc.*	1,356,586
7,823	American Tower Corp. (REIT)	543,620
3,983	Ameriprise Financial, Inc.	343,135
6,108	Aon PLC	405,449
2,886	Apartment Investment & Management Co., Class A (REIT)	79,452
1,524	Assurant, Inc.	80,833
2,404	AvalonBay Communities, Inc. (REIT)	297,856
213,186	Bank of America Corp.	3,010,186
22,953	Bank of New York Mellon Corp. (The)	682,622
13,874	BB&T Corp.	471,161
36,080	Berkshire Hathaway, Inc., Class B*	4,012,818
2,469	BlackRock, Inc.	642,730
3,002	Boston Properties, Inc. (REIT)	307,705
11,554	Capital One Financial Corp.	745,811
6,003	CBRE Group, Inc., Class A*	131,286
21,768	Charles Schwab Corp. (The)	454,516
5,130	Chubb Corp. (The)	426,662
2,904	Cincinnati Financial Corp.	132,655
60,175	Citigroup, Inc.	2,908,258
6,079	CME Group, Inc.	432,278
3,696	Comerica, Inc.	150,945
9,696	Discover Financial Services	458,136
5,675	E*TRADE Financial Corp.*	79,677
6,339	Equity Residential (REIT)	328,931
17,296	Fifth Third Bancorp	316,344
8,201	Franklin Resources, Inc.	378,558
9,750	Genworth Financial, Inc., Class A*	115,050
8,525	Goldman Sachs Group, Inc. (The)	1,296,908
9,022	Hartford Financial Services Group, Inc.	267,051
8,988	HCP, Inc. (REIT)	366,081
5,626	Health Care REIT, Inc. (REIT)	345,661
14,724	Host Hotels & Resorts, Inc. (REIT)	250,750
9,400	Hudson City Bancorp, Inc.	86,386
16,583	Huntington Bancshares, Inc./OH	136,644
1,440	IntercontinentalExchange, Inc.*	258,840
8,790	Invesco Ltd.	266,864
74,742	JPMorgan Chase & Co.	3,776,713
18,207	KeyCorp	212,476
8,084	Kimco Realty Corp. (REIT)	161,923
2,202	Legg Mason, Inc.	71,609
5,838	Leucadia National Corp.	145,541
5,305	Lincoln National Corp.	223,022
6,081	Loews Corp.	270,361
2,429	M&T Bank Corp.	275,303
2,719	Macerich Co. (The) (REIT)	153,025
10,884	Marsh & McLennan Cos., Inc.	448,747
5,422	McGraw Hill Financial, Inc.	316,482
21,652	MetLife, Inc.	1,000,106
3,834	Moody’s Corp.	243,689
27,136	Morgan Stanley	699,023
2,332	NASDAQ OMX Group, Inc. (The)	69,634
4,307	Northern Trust Corp.	236,325
4,810	NYSE Euronext	201,058
6,692	People’s United Financial, Inc.	95,160
3,221	Plum Creek Timber Co., Inc. (REIT)	142,723
10,472	PNC Financial Services Group, Inc. (The)	756,811
5,457	Principal Financial Group, Inc.	223,300
10,964	Progressive Corp. (The)	274,867
9,850	Prologis, Inc. (REIT)	347,114
9,209	Prudential Financial, Inc.	689,570
2,854	Public Storage (REIT)	435,720

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
27,949	Regions Financial Corp.	$262,721
6,153	Simon Property Group, Inc. (REIT)	896,061
8,782	SLM Corp.	210,680
9,026	State Street Corp.	602,215
10,654	SunTrust Banks, Inc.	341,141
5,130	T. Rowe Price Group, Inc.	359,818
1,830	Torchmark Corp.	126,069
7,450	Travelers Cos., Inc. (The)	595,255
36,576	U.S. Bancorp/MN	1,321,491
5,283	Unum Group	156,007
5,798	Ventas, Inc. (REIT)	360,983
3,365	Vornado Realty Trust (REIT)	273,575
97,410	Wells Fargo & Co.	4,001,603
11,399	Weyerhaeuser Co. (REIT)	312,105
5,728	XL Group PLC	169,320
3,639	Zions Bancorp.	101,783
		47,055,971
	Health Care — 8.5%

30,824	Abbott Laboratories	1,027,364
31,318	AbbVie, Inc.	1,334,460
2,524	Actavis, Inc.*	341,194
7,481	Aetna, Inc.	474,221
6,818	Agilent Technologies, Inc.	317,992
3,862	Alexion Pharmaceuticals, Inc.*	416,169
5,855	Allergan, Inc.	517,465
4,570	AmerisourceBergen Corp.	260,124
14,831	Amgen, Inc.	1,615,689
10,721	Baxter International, Inc.	745,753
3,841	Becton, Dickinson and Co.	374,037
4,696	Biogen Idec, Inc.*	1,000,342
26,675	Boston Scientific Corp.*	282,221
32,485	Bristol-Myers Squibb Co.	1,354,300
1,480	C.R. Bard, Inc.	170,008
6,757	Cardinal Health, Inc.	339,742
4,338	CareFusion Corp.*	155,517
8,250	Celgene Corp.*	1,154,835
5,777	Cerner Corp.*	266,089
5,640	Cigna Corp.	443,812
9,299	Covidien PLC	552,361
1,675	DaVita HealthCare Partners, Inc.*	180,079
2,833	DENTSPLY International, Inc.	118,958
2,229	Edwards Lifesciences Corp.*	156,877
19,601	Eli Lilly & Co.	1,007,491
16,144	Express Scripts Holding Co.*	1,031,279
4,644	Forest Laboratories, Inc.*	197,509
30,163	Gilead Sciences, Inc.*	1,817,924
3,274	Hospira, Inc.*	127,784
3,116	Humana, Inc.	286,921
791	Intuitive Surgical, Inc.*	305,737
55,546	Johnson & Johnson	4,799,730
1,840	Laboratory Corp. of America Holdings*	176,125
3,402	Life Technologies Corp.*	253,143
4,485	McKesson Corp.	544,524
19,999	Medtronic, Inc.	1,034,948
59,711	Merck & Co., Inc.	2,823,733
7,534	Mylan, Inc.*	266,252
1,656	Patterson Cos., Inc.	66,041
2,212	PerkinElmer, Inc.	79,566
1,749	Perrigo Co.	212,591
131,963	Pfizer, Inc.	3,722,676
3,126	Quest Diagnostics, Inc.	183,246
1,512	Regeneron Pharmaceuticals, Inc.*	366,373
5,601	St. Jude Medical, Inc.	282,346
5,679	Stryker Corp.	379,868
2,044	Tenet Healthcare Corp.*	79,818
7,099	Thermo Fisher Scientific, Inc.	630,604
20,172	UnitedHealth Group, Inc.	1,447,139
2,140	Varian Medical Systems, Inc.*	150,763
1,698	Waters Corp.*	167,847
5,939	WellPoint, Inc.	505,646
3,325	Zimmer Holdings, Inc.	262,974
9,891	Zoetis, Inc.	288,323
		37,098,530
	Industrials — 6.8%

12,560	3M Co.	1,426,565
4,327	ADT Corp. (The)*	172,344
13,505	Boeing Co. (The)	1,403,440
3,178	C.H. Robinson Worldwide, Inc.	180,733
13,001	Caterpillar, Inc.	1,073,103
2,055	Cintas Corp.	98,147
20,208	CSX Corp.	497,319
3,485	Cummins, Inc.	429,352
11,505	Danaher Corp.	753,808
7,673	Deere & Co.	641,770
3,385	Dover Corp.	287,894
786	Dun & Bradstreet Corp. (The)	78,191
9,357	Eaton Corp. PLC	592,485
14,214	Emerson Electric Co.	858,099
2,385	Equifax, Inc.	140,930
4,086	Expeditors International of Washington, Inc.	165,728
5,340	Fastenal Co.	234,907
5,830	FedEx Corp.	625,909
2,826	Flowserve Corp.	157,663
3,222	Fluor Corp.	204,371
6,570	General Dynamics Corp.	546,952
204,488	General Electric Co.	4,731,852
15,557	Honeywell International, Inc.	1,237,870
8,195	Illinois Tool Works, Inc.	585,697
5,498	Ingersoll-Rand PLC	325,152
3,312	Iron Mountain, Inc.	85,450
2,588	Jacobs Engineering Group, Inc.*	150,829
2,106	Joy Global, Inc.	103,447
2,183	Kansas City Southern	230,132
1,783	L-3 Communications Holdings, Inc.	161,058
5,260	Lockheed Martin Corp.	643,929
7,058	Masco Corp.	133,537
4,142	Nielsen Holdings N.V.	142,899
6,238	Norfolk Southern Corp.	450,134
4,651	Northrop Grumman Corp.	429,148
6,995	PACCAR, Inc.	375,002
2,204	Pall Corp.	152,385
2,953	Parker Hannifin Corp.	295,152
4,041	Pentair Ltd.	242,905
3,982	Pitney Bowes, Inc.	64,986
2,897	Precision Castparts Corp.	611,962
4,211	Quanta Services, Inc.*	110,076
6,414	Raytheon Co.	483,680
5,870	Republic Services, Inc.	190,834
2,757	Robert Half International, Inc.	97,239
2,759	Rockwell Automation, Inc.	268,258
2,681	Rockwell Collins, Inc.	189,734
1,954	Roper Industries, Inc.	241,710
1,023	Ryder System, Inc.	56,889
1,157	Snap-on, Inc.	108,295
14,283	Southwest Airlines Co.	182,965
3,203	Stanley Black & Decker, Inc.	273,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,708	Stericycle, Inc.*	$192,252
5,496	Textron, Inc.	148,062
9,183	Tyco International Ltd.	303,406
9,226	Union Pacific Corp.	1,416,560
14,050	United Parcel Service, Inc., Class B	1,202,399
16,723	United Technologies Corp.	1,673,972
1,181	W.W. Grainger, Inc.	292,120
8,683	Waste Management, Inc.	351,141
3,662	Xylem, Inc.	90,744
		29,596,660
	Information Technology — 11.9%

12,856	Accenture PLC, Class A	928,846
9,929	Adobe Systems, Inc.*	454,252
12,007	Advanced Micro Devices, Inc.*	39,263
3,519	Akamai Technologies, Inc.*	161,804
6,330	Altera Corp.	222,626
3,155	Amphenol Corp., Class A	239,054
6,093	Analog Devices, Inc.	281,984
18,561	Apple, Inc.	9,040,135
23,761	Applied Materials, Inc.	356,653
4,448	Autodesk, Inc.*	163,464
9,600	Automatic Data Processing, Inc.	683,136
2,619	BMC Software, Inc.*	120,474
10,391	Broadcom Corp., Class A	262,477
6,557	CA, Inc.	191,792
105,688	Cisco Systems, Inc.	2,463,587
3,703	Citrix Systems, Inc.*	262,061
5,966	Cognizant Technology Solutions Corp., Class A*	437,308
2,974	Computer Sciences Corp.	149,146
29,169	Corning, Inc.	409,533
29,026	Dell, Inc.	399,688
23,097	eBay, Inc.*	1,154,619
5,987	Electronic Arts, Inc.*	159,494
41,545	EMC Corp.	1,071,030
1,551	F5 Networks, Inc.*	129,322
5,797	Fidelity National Information Services, Inc.	257,735
1,319	First Solar, Inc.*	48,434
2,632	Fiserv, Inc.*	253,383
2,806	FLIR Systems, Inc.	87,772
5,311	Google, Inc., Class A*	4,497,886
2,170	Harris Corp.	122,887
38,142	Hewlett-Packard Co.	852,092
98,306	Intel Corp.	2,160,766
20,617	International Business Machines Corp.	3,757,861
5,520	Intuit, Inc.	350,686
3,642	Jabil Circuit, Inc.	83,110
4,676	JDS Uniphase Corp.*	59,993
10,009	Juniper Networks, Inc.*	189,170
3,281	KLA-Tencor Corp.	180,947
3,222	Lam Research Corp.*	150,371
4,614	Linear Technology Corp.	176,855
10,871	LSI Corp.*	80,554
2,062	Mastercard, Inc., Class A	1,249,737
3,896	Microchip Technology, Inc.	151,204
20,369	Micron Technology, Inc.*	276,407
148,629	Microsoft Corp.	4,964,209
2,742	Molex, Inc.	79,573
5,374	Motorola Solutions, Inc.	300,998
7,127	NetApp, Inc.	296,056
11,432	NVIDIA Corp.	168,622
72,666	Oracle Corp.	2,315,139
6,409	Paychex, Inc.	247,900
34,166	QUALCOMM, Inc.	2,264,522
3,748	Red Hat, Inc.*	189,349
5,622	SAIC, Inc.	84,724
10,731	Salesforce.com, Inc.*	527,214
4,813	SanDisk Corp.	265,581
6,317	Seagate Technology PLC	242,067
13,774	Symantec Corp.	352,752
8,215	TE Connectivity Ltd.	402,535
3,224	Teradata Corp.*	188,797
3,775	Teradyne, Inc.*	57,946
21,937	Texas Instruments, Inc.	837,993
3,184	Total System Services, Inc.	88,101
2,980	VeriSign, Inc.*	143,010
10,021	Visa, Inc., Class A	1,747,863
4,206	Western Digital Corp.	260,772
11,013	Western Union Co. (The)	193,058
24,287	Xerox Corp.	242,384
5,220	Xilinx, Inc.	226,652
18,837	Yahoo!, Inc.*	510,859
		51,968,274
	Materials — 2.2%

4,121	Air Products & Chemicals, Inc.	420,919
1,304	Airgas, Inc.	132,551
21,148	Alcoa, Inc.	162,840
2,133	Allegheny Technologies, Inc.	56,972
1,964	Avery Dennison Corp.	83,981
2,942	Ball Corp.	130,684
2,031	Bemis Co., Inc.	80,813
1,173	CF Industries Holdings, Inc.	223,269
3,028	Cliffs Natural Resources, Inc.	63,194
23,919	Dow Chemical Co. (The)	894,571
18,206	E.I. du Pont de Nemours & Co.	1,030,824
3,064	Eastman Chemical Co.	232,864
5,269	Ecolab, Inc.	481,323
2,691	FMC Corp.	179,247
20,535	Freeport-McMoRan Copper & Gold, Inc.	620,568
1,614	International Flavors & Fragrances, Inc.	127,522
8,794	International Paper Co.	415,165
7,510	LyondellBasell Industries N.V., Class A	526,826
3,496	MeadWestvaco Corp.	125,332
10,561	Monsanto Co.	1,033,816
5,469	Mosaic Co. (The)	227,784
9,832	Newmont Mining Corp.	312,363
6,279	Nucor Corp.	285,632
3,256	Owens-Illinois, Inc.*	92,438
2,822	PPG Industries, Inc.	440,825
5,847	Praxair, Inc.	686,438
3,873	Sealed Air Corp.	109,993
1,696	Sherwin-Williams Co. (The)	292,390
2,379	Sigma-Aldrich Corp.	196,196
2,852	United States Steel Corp.	51,051
2,573	Vulcan Materials Co.	122,989
		9,841,380
	Telecommunication Services — 1.7%

106,391	AT&T, Inc.	3,599,208
12,044	CenturyLink, Inc.	398,897
5,798	Crown Castle International Corp.*	402,497
19,737	Frontier Communications Corp.	85,461
56,579	Verizon Communications, Inc.	2,680,713

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,720	Windstream Corp.	$94,581
		7,261,357
	Utilities — 2.1%

12,254	AES Corp. (The)	155,748
2,341	AGL Resources, Inc.	102,887
4,802	Ameren Corp.	162,356
9,609	American Electric Power Co., Inc.	411,265
8,471	CenterPoint Energy, Inc.	194,240
5,256	CMS Energy Corp.	139,442
5,792	Consolidated Edison, Inc.	325,684
11,421	Dominion Resources, Inc.	666,415
3,446	DTE Energy Co.	230,434
13,954	Duke Energy Corp.	915,382
6,438	Edison International	295,440
3,528	Entergy Corp.	223,076
16,924	Exelon Corp.	516,013
8,271	FirstEnergy Corp.	309,914
1,565	Integrys Energy Group, Inc.	87,515
8,394	NextEra Energy, Inc.	674,542
6,170	NiSource, Inc.	180,534
6,226	Northeast Utilities	255,079
6,381	NRG Energy, Inc.	167,501
4,075	ONEOK, Inc.	209,618
4,912	Pepco Holdings, Inc.	93,033
8,751	PG&E Corp.	361,941
2,178	Pinnacle West Capital Corp.	118,200
12,508	PPL Corp.	383,996
10,010	Public Service Enterprise Group, Inc.	324,524
2,756	SCANA Corp.	132,619
4,458	Sempra Energy	376,344
17,211	Southern Co. (The)	716,322
4,043	TECO Energy, Inc.	66,831
4,525	Wisconsin Energy Corp.	185,706
9,832	Xcel Energy, Inc.	274,510
		9,257,111

	Total Common Stocks (Cost $292,341,200)	287,291,974

Principal Amount
	U.S. Government & Agency Securities (a) — 1.0%
	Federal Home Loan Bank
$3,944,156	0.00%, due 09/03/13	3,944,156
	Federal National Mortgage Association
457,522	0.01%, due 09/03/13	457,522
	Total U.S. Government & Agency Securities (Cost $4,401,678)	4,401,678

	Repurchase Agreements (a)(b) — 13.5%
58,777,101	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $58,777,358	58,777,101
	Total Repurchase Agreements (Cost $58,777,101)	58,777,101

	Total Investment Securities (Cost $355,519,979) — 80.3%	350,470,753
	Other assets less liabilities — 19.7%	86,175,104
	Net Assets — 100.0%	$436,645,857

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $164,393,940.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,989,387
Aggregate gross unrealized depreciation	(10,114,529)
Net unrealized depreciation	$(5,125,142)
Federal income tax cost of investments	$355,595,895

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	447	09/20/13	$36,424,913	$792,108

Cash collateral in the amount of $1,950,685 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	$46,603,290	$(68,286)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	22,958,302	398,439

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	28,994,328	552,086

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	10,256,649	303,820

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	36,041,367	184,707

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	86,236,470	5,242,308

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	30,889,646	1,049,803

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	111,947,799	1,602,703

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	392,089,258	35,154,624

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	220,224,893	4,401,067

		$48,821,271

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 49.9%
	Consumer Discretionary — 9.8%

14,691	Amazon.com, Inc.*	$4,127,877
7,055	Bed Bath & Beyond, Inc.*	520,236
3,257	Charter Communications, Inc., Class A*	395,465
68,725	Comcast Corp., Class A	2,892,635
18,030	DIRECTV*	1,048,985
4,710	Discovery Communications, Inc., Class A*	365,072
7,224	Dollar Tree, Inc.*	380,705
3,950	Expedia, Inc.	184,702
1,893	Fossil Group, Inc.*	219,853
6,330	Garmin Ltd.	258,074
6,826	Liberty Global PLC, Class A*	530,244
16,163	Liberty Interactive Corp., Class A*	364,961
3,571	Liberty Media Corp.*	487,370
11,147	Mattel, Inc.	451,454
1,812	Netflix, Inc.*	514,445
2	News Corp., Class A*	31
3,565	O’Reilly Automotive, Inc.*	437,461
1,614	priceline.com, Inc.*	1,514,787
7,094	Ross Stores, Inc.	477,142
3,437	Sears Holdings Corp.*	152,053
205,972	Sirius XM Radio, Inc.	737,380
21,428	Staples, Inc.	298,064
24,164	Starbucks Corp.	1,704,045
3,729	Tesla Motors, Inc.*	630,201
48,925	Twenty-First Century Fox, Inc.	1,532,820
14,001	Viacom, Inc., Class B	1,113,920
3,262	Wynn Resorts Ltd.	460,072
		21,800,054
	Consumer Staples — 2.5%

14,081	Costco Wholesale Corp.	1,575,242
4,814	Green Mountain Coffee Roasters, Inc.*	415,496
19,186	Kraft Foods Group, Inc.	993,259
57,588	Mondelez International, Inc., Class A	1,766,224
5,357	Monster Beverage Corp.*	307,438
11,971	Whole Foods Market, Inc.	631,470
		5,689,129
	Health Care — 6.7%

6,300	Alexion Pharmaceuticals, Inc.*	678,888
24,204	Amgen, Inc.	2,636,784
7,660	Biogen Idec, Inc.*	1,631,733
6,646	Catamaran Corp.*	364,932
13,462	Celgene Corp.*	1,884,411
11,095	Cerner Corp.*	511,036
4,622	DENTSPLY International, Inc.	194,078
26,385	Express Scripts Holding Co.*	1,685,474
49,225	Gilead Sciences, Inc.*	2,966,791
2,811	Henry Schein, Inc.*	284,051
1,296	Intuitive Surgical, Inc.*	500,930
12,297	Mylan, Inc.*	434,576
3,097	Regeneron Pharmaceuticals, Inc.*	750,434
7,144	Vertex Pharmaceuticals, Inc.*	536,871
		15,060,989
	Industrials — 1.0%

5,182	C.H. Robinson Worldwide, Inc.	294,700
6,667	Expeditors International of Washington, Inc.	270,414
9,575	Fastenal Co.	421,204
11,415	PACCAR, Inc.	611,958
2,783	Stericycle, Inc.*	313,255
5,435	Verisk Analytics, Inc., Class A*	337,948
		2,249,479
	Information Technology — 29.1%

36,069	Activision Blizzard, Inc.	588,646
16,199	Adobe Systems, Inc.*	741,104
5,735	Akamai Technologies, Inc.*	263,695
10,332	Altera Corp.	363,376
9,944	Analog Devices, Inc.	460,208
30,293	Apple, Inc.	14,754,206
38,778	Applied Materials, Inc.	582,058
7,240	Autodesk, Inc.*	266,070
15,659	Automatic Data Processing, Inc.	1,114,294
7,949	Avago Technologies Ltd.	306,116
8,866	Baidu, Inc. (ADR)*	1,201,609
16,812	Broadcom Corp., Class A	424,671
14,625	CA, Inc.	427,781
6,338	Check Point Software Technologies Ltd.*	355,372
172,477	Cisco Systems, Inc.	4,020,439
6,037	Citrix Systems, Inc.*	427,239
9,733	Cognizant Technology Solutions Corp., Class A*	713,429
56,388	Dell, Inc.	776,463
41,886	eBay, Inc.*	2,093,881
1,593	Equinix, Inc.*	276,768
2,545	F5 Networks, Inc.*	212,202
56,464	Facebook, Inc., Class A*	2,330,834
4,294	Fiserv, Inc.*	413,383
8,751	Google, Inc., Class A*	7,411,222
160,426	Intel Corp.	3,526,164
9,584	Intuit, Inc.	608,872
5,354	KLA-Tencor Corp.	295,273
7,526	Linear Technology Corp.	288,472
9,392	Maxim Integrated Products, Inc.	261,520
6,361	Microchip Technology, Inc.	246,870
33,245	Micron Technology, Inc.*	451,135
269,515	Microsoft Corp.	9,001,801
11,629	NetApp, Inc.	483,069
10,255	Nuance Communications, Inc.*	195,768
18,651	NVIDIA Corp.	275,102
11,742	Paychex, Inc.	454,181
55,764	QUALCOMM, Inc.	3,696,038
7,852	SanDisk Corp.	433,273
11,572	Seagate Technology PLC	443,439
22,483	Symantec Corp.	575,790
35,795	Texas Instruments, Inc.	1,367,369
7,628	Western Digital Corp.	472,936
8,515	Xilinx, Inc.	369,721
34,937	Yahoo!, Inc.*	947,491
		64,919,350
	Materials — 0.2%

1,586	Randgold Resources Ltd. (ADR)	123,740
3,884	Sigma-Aldrich Corp.	320,313
		444,053
	Telecommunication Services — 0.6%

4,119	SBA Communications Corp., Class A*	308,925

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32,245	Vodafone Group PLC (ADR)	$1,043,126
		1,352,051

	Total Common Stocks (Cost $113,178,971)	111,515,105

Principal Amount
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
$1,242,007	0.00%, due 09/03/13	1,242,007
	Federal National Mortgage Association
144,073	0.01%, due 09/03/13	144,073
	Total U.S. Government & Agency Securities (Cost $1,386,080)	1,386,080

	Repurchase Agreements (a)(b) — 8.5%
18,918,061	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $18,918,144	18,918,061
	Total Repurchase Agreements (Cost $18,918,061)	18,918,061

	Total Investment Securities (Cost $133,483,112) — 59.0%	131,819,246
	Other assets less liabilities — 41.0%	91,536,662
	Net Assets — 100.0%	$223,355,908

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $69,358,910.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,965,749
Aggregate gross unrealized depreciation	(4,685,136)
Net unrealized depreciation	$(1,719,387)
Federal income tax cost of investments	$133,538,633

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	507	09/20/13	$31,160,220	$1,438,174

Cash collateral in the amount of $1,403,325 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$2,861,032	$92,034

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	96,990,361	24,597,276

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	14,340,673	2,390,207

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	2,123,560	189,536

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11,686,005	617,256

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	28,528,326	12,130,001

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	15,464,907	1,924,621

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	109,779,707	7,729,988

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	145,953,387	13,158,460

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	99,686,908	7,497,189

		$70,326,568

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 63.9%
	Consumer Discretionary — 7.6%

23,990	Home Depot, Inc. (The)	$1,787,015
23,990	McDonald’s Corp.	2,263,696
23,990	Walt Disney Co. (The)	1,459,312
		5,510,023
	Consumer Staples — 6.3%

23,990	Coca-Cola Co. (The)	915,939
23,990	Procter & Gamble Co. (The)	1,868,581
23,990	Wal-Mart Stores, Inc.	1,750,790
		4,535,310
	Energy — 6.9%

23,990	Chevron Corp.	2,889,116
23,990	Exxon Mobil Corp.	2,090,968
		4,980,084
	Financials — 7.2%

23,990	American Express Co.	1,725,121
23,990	Bank of America Corp.	338,739
23,990	JPMorgan Chase & Co.	1,212,214
23,990	Travelers Cos., Inc. (The)	1,916,801
		5,192,875
	Health Care — 7.7%

23,990	Johnson & Johnson	2,072,976
23,990	Merck & Co., Inc.	1,134,487
23,990	Pfizer, Inc.	676,758
23,990	UnitedHealth Group, Inc.	1,721,043
		5,605,264
	Industrials — 14.0%

23,990	3M Co.	2,724,784
23,990	Boeing Co. (The)	2,493,041
23,990	Caterpillar, Inc.	1,980,134
23,990	General Electric Co.	555,129
23,990	United Technologies Corp.	2,401,399
		10,154,487
	Information Technology — 9.4%

23,990	Cisco Systems, Inc.	559,207
23,990	Hewlett-Packard Co.	535,937
23,990	Intel Corp.	527,300
23,990	International Business Machines Corp.	4,372,657
23,990	Microsoft Corp.	801,266
		6,796,367
	Materials — 2.1%

23,990	Alcoa, Inc.	184,723
23,990	E.I. du Pont de Nemours & Co.	1,358,314
		1,543,037

	Telecommunication Services — 2.7%

23,990	AT&T, Inc.	811,582
23,990	Verizon Communications, Inc.	1,136,646
		1,948,228

	Total Common Stocks (Cost $46,225,807)	46,265,675

Principal Amount
	U.S. Government & Agency Securities (a) — 1.7%
	Federal Home Loan Bank
$1,073,140	0.00%, due 09/03/13	1,073,140
	Federal National Mortgage Association
124,484	0.01%, due 09/03/13	124,484
	Total U.S. Government & Agency Securities (Cost $1,197,624)	1,197,624

	Repurchase Agreements (a)(b) — 21.1%
15,286,516	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $15,286,584	15,286,516
	Total Repurchase Agreements (Cost $15,286,516)	15,286,516

	Total Investment Securities (Cost $62,709,947) — 86.7%	62,749,815
	Other assets less liabilities — 13.3%	9,634,908
	Net Assets — 100.0%	$72,384,723

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $34,512,431.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,136,158
Aggregate gross unrealized depreciation	(1,096,290)
Net unrealized appreciation	$39,868
Federal income tax cost of investments	$62,709,947

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	83	09/20/13	$6,137,020	$26,620

Cash collateral in the amount of $259,200 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$14,433,684	$(198,465)

Equity Idex Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial Average SM Index	11,006,030	1,004,611

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	863,441	581,524

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	3,263,452	805,858

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial Average SM Index	16,623,240	386,577

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	6,072,834	1,685,478

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	9,001,618	1,132,016

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	70,631,213	3,400,089

Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	32,841,254	108,738

		$8,906,426

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.7%
	Consumer Discretionary — 10.7%

1,051	Aaron’s, Inc.	$28,451
1,088	Advance Auto Parts, Inc.	87,116
1,168	Aeropostale, Inc.*	9,496
859	AMC Networks, Inc., Class A*	53,241
2,609	American Eagle Outfitters, Inc.	37,752
702	Ann, Inc.*	24,359
1,492	Apollo Group, Inc., Class A*	27,706
1,897	Ascena Retail Group, Inc.*	30,959
575	Bally Technologies, Inc.*	41,475
562	Barnes & Noble, Inc.*	7,683
866	Big Lots, Inc.*	30,674
415	Bob Evans Farms, Inc.	20,347
1,050	Brinker International, Inc.	41,990
691	Cabela’s, Inc.*	45,281
758	Carter’s, Inc.	55,819
738	Cheesecake Factory, Inc. (The)	30,826
2,415	Chico’s FAS, Inc.	37,674
1,514	Cinemark Holdings, Inc.	44,618
898	CST Brands, Inc.*	26,491
512	Deckers Outdoor Corp.*	30,070
842	DeVry, Inc.	25,268
1,491	Dick’s Sporting Goods, Inc.	69,197
837	Domino’s Pizza, Inc.	51,425
1,058	DreamWorks Animation SKG, Inc., Class A*	29,941
2,234	Foot Locker, Inc.	71,935
2,138	Gentex Corp.	48,169
910	Guess?, Inc.	27,755
1,468	Hanesbrands, Inc.	87,317
533	HSN, Inc.	28,707
380	International Speedway Corp., Class A	11,776
1,504	Jarden Corp.*	64,597
688	John Wiley & Sons, Inc., Class A	30,134
1,219	KB Home	19,541
828	Lamar Advertising Co., Class A*	34,834
589	Life Time Fitness, Inc.*	29,444
4,444	LKQ Corp.*	129,943
411	Matthews International Corp., Class A	15,166
581	MDC Holdings, Inc.	16,169
535	Meredith Corp.	23,010
906	Mohawk Industries, Inc.*	106,446
675	Murphy USA, Inc.*	24,941
1,816	New York Times Co. (The), Class A*	20,248
65	NVR, Inc.*	55,628
4,258	Office Depot, Inc.*	17,841
417	Panera Bread Co., Class A*	68,396
952	Polaris Industries, Inc.	103,968
843	Regis Corp.	13,303
796	Rent-A-Center, Inc.	29,858
1,498	Saks, Inc.*	23,863
394	Scholastic Corp.	11,627
783	Scientific Games Corp., Class A*	11,189
3,151	Service Corp. International	56,970
1,204	Signet Jewelers Ltd.	79,946
1,016	Sotheby’s	46,848
899	Tempur Sealy International, Inc.*	34,621
656	Thor Industries, Inc.	33,607
2,244	Toll Brothers, Inc.*	68,689
1,039	Tractor Supply Co.	127,142
787	Tupperware Brands Corp.	63,566
1,157	Under Armour, Inc., Class A*	84,044
578	Valassis Communications, Inc.	15,924
4,216	Wendy’s Co. (The)	31,873
1,280	Williams-Sonoma, Inc.	72,205
816	WMS Industries, Inc.*	20,971
		2,750,070
	Consumer Staples — 3.4%

2,058	Church & Dwight Co., Inc.	122,142
1,390	Dean Foods Co.*	26,632
926	Energizer Holdings, Inc.	91,517
2,561	Flowers Foods, Inc.	53,243
1,844	Green Mountain Coffee Roasters, Inc.*	159,156
736	Harris Teeter Supermarkets, Inc.	36,174
1,833	Hillshire Brands Co. (The)	59,224
1,153	Ingredion, Inc.	72,570
288	Lancaster Colony Corp.	21,246
486	Post Holdings, Inc.*	20,752
1,861	Smithfield Foods, Inc.*	62,399
2,986	SUPERVALU, Inc.*	21,410
312	Tootsie Roll Industries, Inc.	9,357
734	United Natural Foods, Inc.*	44,503
347	Universal Corp.	17,010
2,574	WhiteWave Foods Co., Class A*	49,215
		866,550
	Energy — 4.3%

3,295	Alpha Natural Resources, Inc.*	20,034
3,160	Arch Coal, Inc.	14,125
852	Atwood Oceanics, Inc.*	47,439
727	Bill Barrett Corp.*	15,652
293	CARBO Ceramics, Inc.	23,906
1,287	Cimarex Energy Co.	107,863
1,134	Dresser-Rand Group, Inc.*	69,106
544	Dril-Quip, Inc.*	55,493
1,074	Energen Corp.	71,217
1,467	Helix Energy Solutions Group, Inc.*	36,719
3,026	HollyFrontier Corp.	134,597
1,611	Oceaneering International, Inc.	124,981
818	Oil States International, Inc.*	72,982
2,179	Patterson-UTI Energy, Inc.	42,687
910	Rosetta Resources, Inc.*	42,342
987	SM Energy Co.	67,432
2,375	Superior Energy Services, Inc.*	58,330
736	Tidewater, Inc.	39,715
651	Unit Corp.*	29,979
1,080	World Fuel Services Corp.	41,202
		1,115,801
	Financials — 17.7%

785	Affiliated Managers Group, Inc.*	136,841
641	Alexander & Baldwin, Inc.*	23,057
1,049	Alexandria Real Estate Equities, Inc. (REIT)	64,692
251	Alleghany Corp.*	97,160
1,560	American Campus Communities, Inc. (REIT)	51,964
1,124	American Financial Group, Inc./OH	57,920
3,408	Apollo Investment Corp.	26,889
1,886	Arthur J. Gallagher & Co.	77,967
1,014	Aspen Insurance Holdings Ltd.	36,068
2,497	Associated Banc-Corp	39,827
1,222	Astoria Financial Corp.	15,031
1,247	BancorpSouth, Inc.	24,167
668	Bank of Hawaii Corp.	34,402
2,773	BioMed Realty Trust, Inc. (REIT)	51,051

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,147	BRE Properties, Inc. (REIT)	$55,045
1,758	Brown & Brown, Inc.	54,744
1,263	Camden Property Trust (REIT)	78,041
1,092	Cathay General Bancorp	24,046
1,299	CBOE Holdings, Inc.	59,611
709	City National Corp./CA	46,418
1,148	Commerce Bancshares, Inc./MO	49,582
1,276	Corporate Office Properties Trust (REIT)	29,067
1,715	Corrections Corp. of America (REIT)	56,492
894	Cullen/Frost Bankers, Inc.	63,331
4,789	Duke Realty Corp. (REIT)	69,871
2,028	East West Bancorp, Inc.	59,278
1,807	Eaton Vance Corp.	69,660
922	Equity One, Inc. (REIT)	19,602
565	Essex Property Trust, Inc. (REIT)	80,970
744	Everest Re Group Ltd.	101,891
1,543	Extra Space Storage, Inc. (REIT)	63,618
971	Federal Realty Investment Trust (REIT)	94,488
1,403	Federated Investors, Inc., Class B	38,105
3,180	Fidelity National Financial, Inc., Class A	75,398
1,611	First American Financial Corp.	33,670
3,591	First Horizon National Corp.	39,716
5,268	First Niagara Financial Group, Inc.	53,207
2,468	FirstMerit Corp.	52,223
2,904	Fulton Financial Corp.	35,109
390	Greenhill & Co., Inc.	18,482
1,264	Hancock Holding Co.	40,638
655	Hanover Insurance Group, Inc. (The)	34,892
1,495	HCC Insurance Holdings, Inc.	63,089
1,327	Highwoods Properties, Inc. (REIT)	44,826
835	Home Properties, Inc. (REIT)	48,179
2,080	Hospitality Properties Trust (REIT)	56,202
810	International Bancshares Corp.	17,755
2,827	Janus Capital Group, Inc.	23,634
657	Jones Lang LaSalle, Inc.	54,032
803	Kemper Corp.	27,262
1,122	Kilroy Realty Corp. (REIT)	54,742
2,102	Liberty Property Trust (REIT)	72,729
1,243	Mack-Cali Realty Corp. (REIT)	26,849
540	Mercury General Corp.	23,695
1,798	MSCI, Inc.*	67,443
1,762	National Retail Properties, Inc. (REIT)	53,970
6,562	New York Community Bancorp, Inc.	96,133
3,593	Old Republic International Corp.	51,021
1,729	Omega Healthcare Investors, Inc. (REIT)	49,104
604	Potlatch Corp. (REIT)	23,290
687	Primerica, Inc.	25,508
700	Prosperity Bancshares, Inc.	41,860
1,167	Protective Life Corp.	48,769
1,683	Raymond James Financial, Inc.	70,400
1,876	Rayonier, Inc. (REIT)	103,630
2,920	Realty Income Corp. (REIT)	115,340
1,363	Regency Centers Corp. (REIT)	64,811
1,080	Reinsurance Group of America, Inc.	69,995
2,002	SEI Investments Co.	59,580
2,799	Senior Housing Properties Trust (REIT)	63,677
703	Signature Bank/NY*	61,667
1,363	SL Green Realty Corp. (REIT)	118,840
659	StanCorp Financial Group, Inc.	34,479
671	SVB Financial Group*	55,559
14,549	Synovus Financial Corp.	46,411
950	Taubman Centers, Inc. (REIT)	64,039
2,438	TCF Financial Corp.	34,254
1,000	Trustmark Corp.	24,860
3,732	UDR, Inc. (REIT)	84,306
2,966	Valley National Bancorp	29,927
1,640	W. R. Berkley Corp.	67,437
1,279	Waddell & Reed Financial, Inc., Class A	60,906
1,551	Washington Federal, Inc.	32,400
1,344	Webster Financial Corp.	35,562
1,669	Weingarten Realty Investors (REIT)	47,917
402	Westamerica Bancorp.	18,922
		4,569,242
	Health Care — 7.7%

2,639	Allscripts Healthcare Solutions, Inc.*	38,371
301	Bio-Rad Laboratories, Inc., Class A*	34,317
730	Charles River Laboratories International, Inc.*	33,617
1,403	Community Health Systems, Inc.	55,082
724	Cooper Cos., Inc. (The)	94,562
832	Covance, Inc.*	67,425
1,670	Endo Health Solutions, Inc.*	68,620
3,861	Health Management Associates, Inc., Class A*	49,652
1,181	Health Net, Inc.*	35,643
1,298	Henry Schein, Inc.*	131,163
889	Hill-Rom Holdings, Inc.	30,350
1,305	HMS Holdings Corp.*	32,612
4,009	Hologic, Inc.*	85,552
805	IDEXX Laboratories, Inc.*	75,525
705	LifePoint Hospitals, Inc.*	31,887
876	Mallinckrodt PLC*	38,237
764	Masimo Corp.	18,901
745	MEDNAX, Inc.*	72,541
448	Mettler-Toledo International, Inc.*	98,663
1,562	Omnicare, Inc.	84,926
942	Owens & Minor, Inc.	32,132
2,121	ResMed, Inc.	100,196
776	Salix Pharmaceuticals Ltd.*	51,945
876	STERIS Corp.	35,820
516	Techne Corp.	39,995
611	Teleflex, Inc.	47,096
853	Thoratec Corp.*	30,478
687	United Therapeutics Corp.*	48,715
1,329	Universal Health Services, Inc., Class B	90,040
1,317	VCA Antech, Inc.*	35,941
3,462	Vertex Pharmaceuticals, Inc.*	260,169
647	WellCare Health Plans, Inc.*	41,195
		1,991,368
	Industrials — 12.9%

637	Acuity Brands, Inc.	54,463
1,534	AECOM Technology Corp.*	44,685
1,448	AGCO Corp.	81,899
1,045	Alaska Air Group, Inc.	59,168
480	Alliant Techsystems, Inc.	46,445
3,625	AMETEK, Inc.	155,585
1,559	B/E Aerospace, Inc.*	106,308
714	Brink’s Co. (The)	18,443
947	Carlisle Cos., Inc.	63,070
740	CLARCOR, Inc.	39,634
801	Clean Harbors, Inc.*	45,521
839	Con-way, Inc.	34,902

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,588	Copart, Inc.*	$50,451
500	Corporate Executive Board Co. (The)	32,420
723	Crane Co.	41,507
757	Deluxe Corp.	29,788
2,012	Donaldson Co., Inc.	70,903
466	Esterline Technologies Corp.*	35,551
2,800	Exelis, Inc.	41,188
2,456	Fortune Brands Home & Security, Inc.	90,479
599	FTI Consulting, Inc.*	20,031
697	GATX Corp.	31,546
740	General Cable Corp.	22,592
737	Genesee & Wyoming, Inc., Class A*	63,809
912	Graco, Inc.	63,375
529	Granite Construction, Inc.	14,981
1,201	Harsco Corp.	28,260
870	Herman Miller, Inc.	22,159
677	HNI Corp.	22,666
796	Hubbell, Inc., Class B	80,683
746	Huntington Ingalls Industries, Inc.	47,237
1,224	IDEX Corp.	72,669
1,339	ITT Corp.	43,986
1,347	J.B. Hunt Transport Services, Inc.	96,984
3,360	JetBlue Airways Corp.*	20,664
2,200	KBR, Inc.	65,692
1,172	Kennametal, Inc.	49,833
845	Kirby Corp.*	67,963
693	Landstar System, Inc.	37,872
683	Lennox International, Inc.	46,888
1,235	Lincoln Electric Holdings, Inc.	77,225
1,148	Manpowergroup, Inc.	74,448
635	Matson, Inc.	16,910
465	Mine Safety Appliances Co.	22,380
698	MSC Industrial Direct Co., Inc., Class A	53,048
841	Nordson Corp.	56,053
1,310	Oshkosh Corp.*	58,845
2,700	R.R. Donnelley & Sons Co.	45,036
670	Regal-Beloit Corp.	42,679
981	Rollins, Inc.	24,280
698	SPX Corp.	51,680
1,656	Terex Corp.*	48,024
1,188	Timken Co.	66,599
840	Towers Watson & Co., Class A	69,090
1,179	Trinity Industries, Inc.	49,777
768	Triumph Group, Inc.	55,273
1,403	United Rentals, Inc.*	76,842
1,130	URS Corp.	55,958
1,556	UTi Worldwide, Inc.	25,690
350	Valmont Industries, Inc.	47,236
1,838	Waste Connections, Inc.	77,858
442	Watsco, Inc.	39,692
665	Werner Enterprises, Inc.	15,322
1,433	Westinghouse Air Brake Technologies Corp.	83,859
900	Woodward, Inc.	34,704
		3,330,808
	Information Technology — 12.1%

1,380	3D Systems Corp.*	70,932
593	ACI Worldwide, Inc.*	28,861
1,100	Acxiom Corp.*	27,368
882	ADTRAN, Inc.	21,274
598	Advent Software, Inc.	16,140
733	Alliance Data Systems Corp.*	143,448
1,387	ANSYS, Inc.*	116,480
1,153	AOL, Inc.*	37,968
1,558	Arrow Electronics, Inc.*	72,322
6,381	Atmel Corp.*	46,326
2,041	Avnet, Inc.*	78,701
1,805	Broadridge Financial Solutions, Inc.	53,717
4,213	Cadence Design Systems, Inc.*	56,749
1,511	Ciena Corp.*	30,099
643	CommVault Systems, Inc.*	53,903
3,177	Compuware Corp.	33,899
681	Concur Technologies, Inc.*	66,547
1,563	Convergys Corp.	27,556
1,421	CoreLogic, Inc.*	36,520
1,755	Cree, Inc.*	97,385
2,014	Cypress Semiconductor Corp.*	22,798
947	Diebold, Inc.	26,781
444	DST Systems, Inc.	31,688
734	Equinix, Inc.*	127,525
602	FactSet Research Systems, Inc.	61,615
535	Fair Isaac Corp.	26,793
1,893	Fairchild Semiconductor International, Inc.*	23,114
1,395	Gartner, Inc.*	80,868
1,152	Global Payments, Inc.	54,893
1,609	Informatica Corp.*	57,554
2,268	Ingram Micro, Inc., Class A*	50,123
2,196	Integrated Device Technology, Inc.*	19,127
612	InterDigital, Inc.	21,750
1,033	International Rectifier Corp.*	24,668
1,893	Intersil Corp., Class A	19,630
588	Itron, Inc.*	22,026
1,282	Jack Henry & Associates, Inc.	63,972
1,265	Lender Processing Services, Inc.	40,353
939	Lexmark International, Inc., Class A	32,076
354	ManTech International Corp., Class A	10,071
1,411	Mentor Graphics Corp.	31,268
1,171	MICROS Systems, Inc.*	57,262
1,734	Monster Worldwide, Inc.*	7,803
1,415	National Instruments Corp.	39,266
2,447	NCR Corp.*	87,064
980	NeuStar, Inc., Class A*	49,529
645	Plantronics, Inc.	27,864
2,567	Polycom, Inc.*	25,490
1,781	PTC, Inc.*	46,431
1,645	Rackspace Hosting, Inc.*	73,729
4,186	RF Micro Devices, Inc.*	20,763
2,433	Riverbed Technology, Inc.*	37,566
1,538	Rovi Corp.*	27,576
1,005	Semtech Corp.*	29,869
582	Silicon Laboratories, Inc.*	22,518
2,845	Skyworks Solutions, Inc.*	72,149
917	SolarWinds, Inc.*	33,425
1,025	Solera Holdings, Inc.	52,911
3,451	SunEdison, Inc.*	25,399
2,288	Synopsys, Inc.*	82,963
562	Tech Data Corp.*	27,628
2,320	TIBCO Software, Inc.*	52,293
3,807	Trimble Navigation Ltd.*	96,127
1,066	ValueClick, Inc.*	22,557
1,616	VeriFone Systems, Inc.*	32,029
1,966	Vishay Intertechnology, Inc.*	24,084
577	WEX, Inc.*	46,177
758	Zebra Technologies Corp., Class A*	34,565
		3,119,925

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 5.5%

1,211	Albemarle Corp.	$75,530
993	Aptargroup, Inc.	58,398
1,093	Ashland, Inc.	95,321
893	Cabot Corp.	35,711
659	Carpenter Technology Corp.	35,434
1,739	Commercial Metals Co.	25,876
495	Compass Minerals International, Inc.	36,496
542	Cytec Industries, Inc.	40,531
500	Domtar Corp.	33,000
700	Eagle Materials, Inc.	44,912
453	Greif, Inc., Class A	24,403
801	Intrepid Potash, Inc.	9,964
2,075	Louisiana-Pacific Corp.*	31,042
684	Martin Marietta Materials, Inc.	65,698
518	Minerals Technologies, Inc.	22,999
159	NewMarket Corp.	43,595
1,195	Olin Corp.	27,605
1,460	Packaging Corp. of America	77,438
1,142	Reliance Steel & Aluminum Co.	76,160
1,070	Rock-Tenn Co., Class A	118,888
969	Royal Gold, Inc.	56,231
1,972	RPM International, Inc.	67,009
579	Scotts Miracle-Gro Co. (The), Class A	30,519
745	Sensient Technologies Corp.	30,888
674	Silgan Holdings, Inc.	31,799
1,507	Sonoco Products Co.	56,106
3,280	Steel Dynamics, Inc.	50,053
1,217	Valspar Corp. (The)	75,649
794	Worthington Industries, Inc.	26,464
		1,403,719
	Telecommunication Services — 0.4%

1,497	Telephone & Data Systems, Inc.	41,452
2,238	tw telecom, inc.*	64,051
		105,503
	Utilities — 4.0%

1,651	Alliant Energy Corp.	81,906
2,095	Aqua America, Inc.	63,625
1,347	Atmos Energy Corp.	54,351
662	Black Hills Corp.	31,789
900	Cleco Corp.	40,644
2,288	Great Plains Energy, Inc.	50,153
1,467	Hawaiian Electric Industries, Inc.	36,690
747	IDACORP, Inc.	35,759
2,810	MDU Resources Group, Inc.	75,027
1,244	National Fuel Gas Co.	81,208
3,505	NV Energy, Inc.	82,192
2,950	OGE Energy Corp.	103,870
1,185	PNM Resources, Inc.	25,963
2,605	Questar Corp.	57,102
1,694	UGI Corp.	66,405
1,224	Vectren Corp.	39,902
1,889	Westar Energy, Inc.	58,767
770	WGL Holdings, Inc.	32,140
		1,017,493

	Total Common Stocks (Cost $20,914,154)	20,270,479

Principal Amount
	U.S. Government & Agency Securities (a) — 0.8%
	Federal Home Loan Bank
$182,884	0.00%, due 09/03/13	182,884
	Federal National Mortgage Association
21,214	0.01%, due 09/03/13	21,214
	Total U.S. Government & Agency Securities (Cost $204,098)	204,098

	Repurchase Agreements (a)(b) — 6.2%
1,603,432	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,603,438	1,603,432
	Total Repurchase Agreements (Cost $1,603,432)	1,603,432

	Total Investment Securities (Cost $22,721,684) — 85.7%	22,078,009
	Other assets less liabilities — 14.3%	3,682,625
	Net Assets — 100.0%	$25,760,634

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $6,038,874.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,902
Aggregate gross unrealized depreciation	(1,183,343)
Net unrealized depreciation	$(652,441)
Federal income tax cost of investments	$22,730,450

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	60	09/20/13	$7,089,000	$7,485

Cash collateral in the amount of $300,603 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$1,974,849	$236,215

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	793,733	449,087

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	3,240,961	398,131

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	1,206,489	178,175

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	22,837,709	(313,223)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	1,097,783	414,972

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	5,414,586	(145,787)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	13,360,987	1,861,576

		$3,079,146

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 65.0%
	Consumer Discretionary — 9.1%

1,416	1-800-Flowers.com, Inc., Class A*	$7,703
1,038	A.H. Belo Corp., Class A	7,515
4,311	Aeropostale, Inc.*	35,048
1,312	AFC Enterprises, Inc.*	53,726
3,184	American Apparel, Inc.*	4,553
3,693	American Axle & Manufacturing Holdings, Inc.*	71,016
967	American Public Education, Inc.*	38,699
442	America’s Car-Mart, Inc.*	18,122
2,592	Ann, Inc.*	89,942
1,475	Arbitron, Inc.	69,413
724	Arctic Cat, Inc.	38,864
1,712	Asbury Automotive Group, Inc.*	84,111
777	Ascent Capital Group, Inc., Class A*	57,374
2,220	Barnes & Noble, Inc.*	30,347
596	Bassett Furniture Industries, Inc.	8,237
241	Beasley Broadcasting Group, Inc., Class A	1,800
1,378	Beazer Homes USA, Inc.*	23,343
1,911	bebe stores, inc.	11,046
5,701	Belo Corp., Class A	80,612
923	Big 5 Sporting Goods Corp.	15,442
80	Biglari Holdings, Inc.*	33,396
1,355	BJ’s Restaurants, Inc.*	42,330
1,245	Black Diamond, Inc.*	12,948
3,039	Bloomin’ Brands, Inc.*	68,377
681	Blue Nile, Inc.*	24,639
511	Blyth, Inc.	4,717
1,532	Bob Evans Farms, Inc.	75,114
908	Body Central Corp.*	5,484
742	Bon-Ton Stores, Inc. (The)	8,169
3,817	Boyd Gaming Corp.*	46,262
1,076	Bravo Brio Restaurant Group, Inc.*	16,118
1,007	Bridgepoint Education, Inc.*	16,636
651	Bright Horizons Family Solutions, Inc.*	23,703
2,376	Brown Shoe Co., Inc.	53,270
4,970	Brunswick Corp.	180,709
1,535	Buckle, Inc. (The)	79,482
1,030	Buffalo Wild Wings, Inc.*	107,027
2,030	Caesars Entertainment Corp.*	43,584
3,906	Callaway Golf Co.	27,029
607	Capella Education Co.*	32,990
3,031	Career Education Corp.*	7,941
1,266	Carmike Cinemas, Inc.*	22,193
863	Carriage Services, Inc.	15,206
1,300	Carrols Restaurant Group, Inc.*	7,826
1,513	Cato Corp. (The), Class A	38,067
383	Cavco Industries, Inc.*	20,123
977	CEC Entertainment, Inc.	39,539
4,206	Central European Media Enterprises Ltd., Class A*	18,296
2,930	Cheesecake Factory, Inc. (The)	122,386
1,270	Children’s Place Retail Stores, Inc. (The)*	67,539
1,995	Christopher & Banks Corp.*	11,052
755	Churchill Downs, Inc.	61,155
892	Chuy’s Holdings, Inc.*	32,067
849	Citi Trends, Inc.*	13,779
710	Columbia Sportswear Co.	40,179
1,233	Conn’s, Inc.*	82,130
3,480	Cooper Tire & Rubber Co.	111,116
630	Core-Mark Holding Co., Inc.	39,753
4,355	Corinthian Colleges, Inc.*	9,625
1,079	Cracker Barrel Old Country Store, Inc.	106,195
4,841	Crocs, Inc.*	65,160
1,904	Crown Media Holdings, Inc., Class A*	5,845
465	CSS Industries, Inc.	10,146
448	Culp, Inc.	8,584
4,137	Cumulus Media, Inc., Class A*	19,858
50	Daily Journal Corp.*	6,219
8,067	Dana Holding Corp.	169,084
587	Del Frisco’s Restaurant Group, Inc.*	11,288
5,042	Denny’s Corp.*	28,336
744	Destination Maternity Corp.	20,661
2,313	Destination XL Group, Inc.*	13,994
941	Dex Media, Inc.*	8,723
1,330	Digital Generation, Inc.*	16,319
908	DineEquity, Inc.	60,173
589	Diversified Restaurant Holdings, Inc.*	3,717
1,386	Dorman Products, Inc.	69,633
1,259	Drew Industries, Inc.	52,828
1,718	E.W. Scripps Co. (The), Class A*	26,131
1,327	Education Management Corp.*	10,775
355	Einstein Noah Restaurant Group, Inc.	5,684
1,314	Entercom Communications Corp., Class A*	10,420
3,029	Entravision Communications Corp., Class A	15,842
1,364	Ethan Allen Interiors, Inc.	35,559
537	EveryWare Global, Inc.*	6,954
4,689	Express, Inc.*	98,422
1,083	Federal-Mogul Corp.*	16,527
1,089	Fiesta Restaurant Group, Inc.*	35,578
6,590	Fifth & Pacific Cos., Inc.*	157,106
2,705	Finish Line, Inc. (The), Class A	56,697
1,802	Five Below, Inc.*	66,223
269	Flexsteel Industries, Inc.	6,050
2,419	Francesca’s Holdings Corp.*	58,346
2,018	Fred’s, Inc., Class A	31,541
772	Fuel Systems Solutions, Inc.*	14,668
922	G-III Apparel Group Ltd.*	42,237
1,319	Genesco, Inc.*	81,356
1,836	Gentherm, Inc.*	30,716
1,039	Global Sources Ltd.*	6,379
488	Gordmans Stores, Inc.*	6,744
2,494	Grand Canyon Education, Inc.*	86,068
2,763	Gray Television, Inc.*	18,236
1,195	Group 1 Automotive, Inc.	91,692
2,362	Harte-Hanks, Inc.	19,605
1,085	Haverty Furniture Cos., Inc.	26,268
1,753	Helen of Troy Ltd.*	70,436
473	Hemisphere Media Group, Inc.*	5,610
705	hhgregg, Inc.*	12,768
1,428	Hibbett Sports, Inc.*	73,970
3,019	Hillenbrand, Inc.	74,750
590	Hooker Furniture Corp.	8,490
6,217	Hovnanian Enterprises, Inc., Class A*	32,018
1,858	HSN, Inc.	100,072
3,133	Iconix Brand Group, Inc.*	102,825
396	Ignite Restaurant Group, Inc.*	5,924
1,529	International Speedway Corp., Class A	47,384
2,163	Interval Leisure Group, Inc.	46,721

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,553	iRobot Corp.*	$50,736
1,163	Isle of Capri Casinos, Inc.*	8,676
1,283	ITT Educational Services, Inc.*	36,963
2,444	Jack in the Box, Inc.*	96,514
1,056	JAKKS Pacific, Inc.	5,481
918	Jamba, Inc.*	11,796
272	Johnson Outdoors, Inc., Class A*	6,852
4,400	Jones Group, Inc. (The)	64,812
1,536	JoS. A. Bank Clothiers, Inc.*	61,102
2,423	Journal Communications, Inc., Class A*	17,421
252	JTH Holding, Inc., Class A*	4,218
1,492	K12, Inc.*	54,174
4,590	KB Home	73,578
766	Kirkland’s, Inc.*	14,945
3,597	Krispy Kreme Doughnuts, Inc.*	70,933
2,876	La-Z-Boy, Inc.	61,144
3,501	LeapFrog Enterprises, Inc.*	33,680
1,154	Libbey, Inc.*	27,373
2,365	Life Time Fitness, Inc.*	118,226
3,334	LifeLock, Inc.*	42,042
561	Lifetime Brands, Inc.	7,759
1,319	Lincoln Educational Services Corp.	6,727
1,220	Lithia Motors, Inc., Class A	80,056
7,732	Live Nation Entertainment, Inc.*	130,361
715	Loral Space & Communications, Inc.	47,269
1,096	Luby’s, Inc.*	7,683
1,509	Lumber Liquidators Holdings, Inc.*	150,025
1,328	M/I Homes, Inc.*	24,873
665	Mac-Gray Corp.	9,543
1,279	Maidenform Brands, Inc.*	29,980
1,017	Marcus Corp.	12,509
578	Marine Products Corp.	5,034
1,283	MarineMax, Inc.*	15,704
1,602	Marriott Vacations Worldwide Corp.*	69,847
1,596	Martha Stewart Living Omnimedia, Class A*	3,878
1,517	Matthews International Corp., Class A	55,977
738	Mattress Firm Holding Corp.*	30,332
3,339	McClatchy Co. (The), Class A*	10,351
2,146	MDC Holdings, Inc.	59,723
1,386	MDC Partners, Inc., Class A	31,019
1,077	Media General, Inc., Class A*	11,298
2,762	Men’s Wearhouse, Inc. (The)	103,989
1,962	Meredith Corp.	84,386
1,986	Meritage Homes Corp.*	79,281
2,594	Modine Manufacturing Co.*	33,800
472	Monarch Casino & Resort, Inc.*	8,874
1,718	Monro Muffler Brake, Inc.	76,056
1,463	Morgans Hotel Group Co.*	10,051
971	Movado Group, Inc.	41,374
1,586	Multimedia Games Holding Co., Inc.*	62,235
272	NACCO Industries, Inc., Class A	15,118
149	Nathan’s Famous, Inc.*	7,641
3,125	National CineMedia, Inc.	56,187
1,704	Nautilus, Inc.*	10,752
1,581	New York & Co., Inc.*	7,747
7,088	New York Times Co. (The), Class A*	79,031
1,613	Nexstar Broadcasting Group, Inc., Class A	54,148
1,573	Nutrisystem, Inc.	19,914
13,519	Office Depot, Inc.*	56,645
4,780	OfficeMax, Inc.	51,959
1,318	Orbitz Worldwide, Inc.*	12,534
5,263	Orient-Express Hotels Ltd., Class A*	63,682
1,545	Outerwall, Inc.*	96,053
614	Overstock.com, Inc.*	17,272
739	Oxford Industries, Inc.	45,848
2,536	Pacific Sunwear of California, Inc.*	8,267
880	Papa John’s International, Inc.*	59,954
2,321	Penske Automotive Group, Inc.	90,589
2,921	Pep Boys-Manny Moe & Jack (The)*	32,803
677	Perry Ellis International, Inc.	12,403
1,105	PetMed Express, Inc.	16,873
5,207	Pier 1 Imports, Inc.	114,137
3,207	Pinnacle Entertainment, Inc.*	75,942
2,559	Pool Corp.	133,298
7,283	Quiksilver, Inc.*	36,051
548	R.G. Barry Corp.	8,730
5,477	RadioShack Corp.*	17,910
571	ReachLocal, Inc.*	6,270
958	Reading International, Inc., Class A*	5,978
778	Red Robin Gourmet Burgers, Inc.*	50,461
2,610	Regis Corp.	41,186
770	Remy International, Inc.	15,046
2,933	Rent-A-Center, Inc.	110,017
574	Rentrak Corp.*	14,264
972	Restoration Hardware Holdings, Inc.*	67,583
3,348	Ruby Tuesday, Inc.*	24,306
806	rue21, inc.*	32,925
1,968	Ruth’s Hospitality Group, Inc.	23,262
2,534	Ryland Group, Inc. (The)	88,234
266	Saga Communications, Inc., Class A	13,077
5,735	Saks, Inc.*	91,359
571	Salem Communications Corp., Class A	4,420
1,452	Scholastic Corp.	42,848
2,623	Scientific Games Corp., Class A*	37,483
475	Sears Hometown and Outlet Stores, Inc.*	15,238
3,057	Select Comfort Corp.*	75,508
3,092	SHFL Entertainment, Inc.*	70,405
335	Shiloh Industries, Inc.	4,107
825	Shoe Carnival, Inc.	20,934
2,086	Shutterfly, Inc.*	108,389
3,759	Sinclair Broadcast Group, Inc., Class A	89,915
2,125	Skechers U.S.A., Inc., Class A*	65,301
990	Skullcandy, Inc.*	5,267
3,525	Smith & Wesson Holding Corp.*	38,563
2,139	Sonic Automotive, Inc., Class A	46,609
3,085	Sonic Corp.*	49,237
3,751	Sotheby’s	172,959
1,874	Spartan Motors, Inc.	10,701
639	Speedway Motorsports, Inc.	11,298
1,797	Stage Stores, Inc.	33,478
1,089	Standard Motor Products, Inc.	33,389
8,142	Standard Pacific Corp.*	58,134
1,520	Stein Mart, Inc.	18,468
806	Steiner Leisure Ltd.*	44,910
384	Steinway Musical Instruments, Inc.*	15,460
2,203	Steven Madden Ltd.*	118,962
3,981	Stewart Enterprises, Inc., Class A	52,071

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,565	Stoneridge, Inc.*	$19,469
594	Strayer Education, Inc.	23,736
1,061	Sturm Ruger & Co., Inc.	55,565
1,277	Superior Industries International, Inc.	22,271
599	Systemax, Inc.	5,445
3,342	Tenneco, Inc.*	154,166
3,429	Texas Roadhouse, Inc.	85,211
1,014	Tile Shop Holdings, Inc.*	26,942
544	Tilly’s, Inc., Class A*	7,513
335	Tower International, Inc.*	6,861
1,320	Town Sports International Holdings, Inc.	15,325
582	Trans World Entertainment Corp.	2,636
812	TRI Pointe Homes, Inc.*	11,392
2,353	Tuesday Morning Corp.*	28,965
2,630	Tumi Holdings, Inc.*	54,073
820	Unifi, Inc.*	18,573
824	Universal Electronics, Inc.*	24,852
1,166	Universal Technical Institute, Inc.	12,395
1,973	Vail Resorts, Inc.	134,164
2,133	Valassis Communications, Inc.	58,764
2,158	ValueVision Media, Inc., Class A*	10,553
1,189	Vera Bradley, Inc.*	23,352
1,208	Vitacost.com, Inc.*	9,954
1,667	Vitamin Shoppe, Inc.*	70,214
1,026	VOXX International Corp.*	12,476
933	West Marine, Inc.*	10,599
4,888	Wet Seal, Inc. (The), Class A*	17,841
358	Weyco Group, Inc.	8,932
756	William Lyon Homes, Class A*	15,581
123	Winmark Corp.	8,911
1,542	Winnebago Industries, Inc.*	34,340
3,009	WMS Industries, Inc.*	77,331
2,757	Wolverine World Wide, Inc.	155,081
1,580	World Wrestling Entertainment, Inc., Class A	15,437
1,689	Zagg, Inc.*	7,516
1,784	Zale Corp.*	22,318
1,160	Zumiez, Inc.*	30,972
		11,218,320
	Consumer Staples — 2.6%

159	Alico, Inc.	6,401
4,815	Alliance One International, Inc.*	13,626
1,027	Andersons, Inc. (The)	67,433
752	Annie’s, Inc.*	34,539
65	Arden Group, Inc., Class A	8,625
2,904	B&G Foods, Inc.	98,358
453	Boston Beer Co., Inc. (The), Class A*	95,963
3,269	Boulder Brands, Inc.*	50,866
672	Calavo Growers, Inc.	16,639
816	Cal-Maine Foods, Inc.	37,234
2,106	Casey’s General Stores, Inc.	138,870
2,300	Central Garden and Pet Co., Class A*	14,398
769	Chefs’ Warehouse, Inc. (The)*	17,756
2,553	Chiquita Brands International, Inc.*	31,478
256	Coca-Cola Bottling Co. Consolidated	16,087
580	Craft Brew Alliance, Inc.*	6,960
6,494	Darling International, Inc.*	131,374
1,223	Diamond Foods, Inc.*	25,316
2,821	Dole Food Co., Inc.*	38,704
1,408	Elizabeth Arden, Inc.*	48,900
862	Fairway Group Holdings Corp.*	19,981
325	Farmer Bros Co.*	4,459
1,194	Female Health Co. (The)	10,268
2,080	Fresh Del Monte Produce, Inc.	60,029
144	Griffin Land & Nurseries, Inc.	4,427
2,110	Hain Celestial Group, Inc. (The)*	172,556
1,814	Harbinger Group, Inc.*	16,671
2,718	Harris Teeter Supermarkets, Inc.	133,590
650	Ingles Markets, Inc., Class A	16,243
901	Inter Parfums, Inc.	23,940
772	Inventure Foods, Inc.*	6,963
821	J&J Snack Foods Corp.	63,151
449	John B. Sanfilippo & Son, Inc.	9,721
1,017	Lancaster Colony Corp.	75,024
6,237	Lifevantage Corp.*	15,031
253	Lifeway Foods, Inc.	3,585
550	Limoneira Co.	11,935
759	Medifast, Inc.*	18,869
674	Nash Finch Co.	16,466
623	National Beverage Corp.	9,974
487	Natural Grocers by Vitamin Cottage, Inc.*	18,774
599	Nature’s Sunshine Products, Inc.	10,458
470	Nutraceutical International Corp.	10,598
265	Oil-Dri Corp. of America	8,218
1,094	Omega Protein Corp.*	9,791
328	Orchids Paper Products Co.	9,017
1,294	Pantry, Inc. (The)*	14,765
3,329	Pilgrim’s Pride Corp.*	51,034
1,795	Post Holdings, Inc.*	76,646
2,810	Prestige Brands Holdings, Inc.*	91,241
1,037	Pricesmart, Inc.	89,151
623	Revlon, Inc., Class A*	13,943
40,115	Rite Aid Corp.*	138,798
1,384	Roundy’s, Inc.	11,681
1,264	Sanderson Farms, Inc.	82,767
16	Seaboard Corp.	42,880
447	Seneca Foods Corp., Class A*	13,173
2,612	Snyder’s-Lance, Inc.	70,263
1,203	Spartan Stores, Inc.	24,734
1,181	Spectrum Brands Holdings, Inc.	71,498
9,147	Star Scientific, Inc.*	18,020
11,153	SUPERVALU, Inc.*	79,967
991	Susser Holdings Corp.*	47,281
950	Synutra International, Inc.*	4,560
1,076	Tootsie Roll Industries, Inc.	32,269
1,991	TreeHouse Foods, Inc.*	129,475
2,709	United Natural Foods, Inc.*	164,247
1,282	Universal Corp.	62,844
330	USANA Health Sciences, Inc.*	25,063
3,307	Vector Group Ltd.	54,003
348	Village Super Market, Inc., Class A	12,176
850	WD-40 Co.	49,453
605	Weis Markets, Inc.	28,423
		3,159,621
	Energy — 3.6%

4,513	Abraxas Petroleum Corp.*	11,373
115	Adams Resources & Energy, Inc.	6,993
1,279	Alon USA Energy, Inc.	15,885
12,131	Alpha Natural Resources, Inc.*	73,756
1,440	Amyris, Inc.*	3,686
502	Apco Oil and Gas International, Inc.*	7,284
1,916	Approach Resources, Inc.*	44,643
11,661	Arch Coal, Inc.	52,125

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,643	Basic Energy Services, Inc.*	$19,124
2,894	Berry Petroleum Co., Class A	119,088
2,679	Bill Barrett Corp.*	57,679
474	Bolt Technology Corp.	8,380
1,617	Bonanza Creek Energy, Inc.*	64,195
6,473	BPZ Resources, Inc.*	14,758
1,986	Bristow Group, Inc.	130,480
2,475	C&J Energy Services, Inc.*	50,812
5,380	Cal Dive International, Inc.*	10,868
2,190	Callon Petroleum Co.*	9,833
1,087	CARBO Ceramics, Inc.	88,688
2,219	Carrizo Oil & Gas, Inc.*	76,023
323	Clayton Williams Energy, Inc.*	15,911
3,742	Clean Energy Fuels Corp.*	47,074
3,342	Cloud Peak Energy, Inc.*	52,603
2,653	Comstock Resources, Inc.	38,734
715	Contango Oil & Gas Co.	25,640
1,205	Crimson Exploration, Inc.*	3,555
2,615	Crosstex Energy, Inc.	51,019
442	Dawson Geophysical Co.*	15,868
2,040	Delek U.S. Holdings, Inc.	50,714
1,073	Diamondback Energy, Inc.*	43,177
2,008	Emerald Oil, Inc.*	13,092
2,588	Endeavour International Corp.*	12,940
4,361	Energy XXI Bermuda Ltd.	115,872
1,642	EPL Oil & Gas, Inc.*	55,565
1,956	Equal Energy Ltd.	9,291
1,106	Era Group, Inc.*	27,462
931	Evolution Petroleum Corp.*	10,474
7,456	EXCO Resources, Inc.	54,280
3,163	Exterran Holdings, Inc.*	86,761
6,554	Forest Oil Corp.*	36,440
2,161	Forum Energy Technologies, Inc.*	56,553
2,831	Frontline Ltd.*	6,851
2,935	FX Energy, Inc.*	10,008
1,402	GasLog Ltd.	19,249
3,048	Gastar Exploration Ltd.*	9,601
709	Geospace Technologies Corp.*	49,460
1,254	Global Geophysical Services, Inc.*	3,160
1,450	Goodrich Petroleum Corp.*	31,102
1,389	Green Plains Renewable Energy, Inc.*	22,349
794	Gulf Island Fabrication, Inc.	18,651
1,467	GulfMark Offshore, Inc., Class A	67,453
12,725	Halcon Resources Corp.*	60,444
477	Hallador Energy Co.	3,501
5,820	Helix Energy Solutions Group, Inc.*	145,675
8,762	Hercules Offshore, Inc.*	63,086
1,966	Hornbeck Offshore Services, Inc.*	107,108
7,316	ION Geophysical Corp.*	35,044
51	Isramco, Inc.*	5,375
8,368	Key Energy Services, Inc.*	55,815
2,411	KiOR, Inc., Class A*	5,328
1,344	Knightsbridge Tankers Ltd.	11,397
14,583	Kodiak Oil & Gas Corp.*	145,684
1,651	L&L Energy, Inc.*	3,913
9,444	Magnum Hunter Resources Corp.*	43,915
2,721	Matador Resources Co.*	46,094
1,432	Matrix Service Co.*	22,325
1,824	Midstates Petroleum Co., Inc.*	8,244
1,677	Miller Energy Resources, Inc.*	10,498
705	Mitcham Industries, Inc.*	12,380
679	Natural Gas Services Group, Inc.*	18,618
4,733	Newpark Resources, Inc.*	52,678
3,628	Nordic American Tankers Ltd.	27,899
3,504	Northern Oil and Gas, Inc.*	45,132
7,836	Nuverra Environmental Solutions, Inc.*	18,023
383	Panhandle Oil and Gas, Inc., Class A	10,900
6,544	Parker Drilling Co.*	37,563
1,956	PDC Energy, Inc.*	112,235
3,034	Penn Virginia Corp.*	14,594
3,134	PetroQuest Energy, Inc.*	13,163
691	PHI, Inc. (Non-Voting)*	24,240
3,416	Pioneer Energy Services Corp.*	23,092
6,845	Quicksilver Resources, Inc.*	11,431
1,162	Renewable Energy Group, Inc.*	17,953
12,410	Rentech, Inc.	23,951
3,720	Resolute Energy Corp.*	29,165
301	REX American Resources Corp.*	8,892
2,484	Rex Energy Corp.*	51,667
651	RigNet, Inc.*	23,638
3,356	Rosetta Resources, Inc.*	156,155
1,562	Sanchez Energy Corp.*	37,738
10,145	Scorpio Tankers, Inc.	95,667
1,105	SEACOR Holdings, Inc.	91,803
2,310	SemGroup Corp., Class A	122,291
3,074	Ship Finance International Ltd.	47,524
2,627	Solazyme, Inc.*	29,554
2,745	Stone Energy Corp.*	75,213
2,382	Swift Energy Co.*	26,869
2,788	Synergy Resources Corp.*	26,096
1,808	Targa Resources Corp.	123,107
3,419	Teekay Tankers Ltd., Class A	8,582
1,660	Tesco Corp.*	25,647
4,300	TETRA Technologies, Inc.*	50,525
873	TGC Industries, Inc.	6,932
3,224	Triangle Petroleum Corp.*	21,440
4,697	Uranium Energy Corp.*	11,038
6,668	Ur-Energy, Inc.*	6,868
3,182	Vaalco Energy, Inc.*	17,692
11,042	Vantage Drilling Co.*	18,992
1,910	W&T Offshore, Inc.	29,509
4,003	Warren Resources, Inc.*	11,449
2,975	Western Refining, Inc.	87,257
646	Westmoreland Coal Co.*	8,314
2,196	Willbros Group, Inc.*	20,006
2,036	ZaZa Energy Corp.*	1,955
		4,435,465
	Financials — 14.8%

829	1st Source Corp.	21,355
1,642	1st United Bancorp, Inc./FL	11,757
3,026	Acadia Realty Trust (REIT)	70,597
401	Access National Corp.	5,454
1,535	AG Mortgage Investment Trust, Inc. (REIT)	26,955
728	Agree Realty Corp. (REIT)	19,729
2,365	Alexander & Baldwin, Inc.*	85,069
115	Alexander’s, Inc. (REIT)	31,502
1,377	Altisource Residential Corp.*	26,094
2,472	Ambac Financial Group, Inc.*	54,780
1,846	American Assets Trust, Inc. (REIT)	54,660
3,240	American Capital Mortgage Investment Corp. (REIT)	64,930
3,517	American Equity Investment Life Holding Co.	69,672
432	American National Bankshares, Inc.	9,444
8,462	American Realty Capital Properties, Inc. (REIT)	113,475

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
753	American Residential Properties, Inc. (REIT)*	$12,846
527	American Safety Insurance Holdings Ltd.*	15,879
1,312	Ameris Bancorp*	25,138
1,010	AMERISAFE, Inc.	32,916
512	Ames National Corp.	10,337
1,078	AmREIT, Inc. (REIT)	18,186
1,705	AmTrust Financial Services, Inc.	60,906
7,959	Anworth Mortgage Asset Corp. (REIT)	35,258
2,026	Apollo Commercial Real Estate Finance, Inc. (REIT)	30,431
12,347	Apollo Investment Corp.	97,418
1,760	Apollo Residential Mortgage, Inc. (REIT)	26,770
1,176	Ares Commercial Real Estate Corp. (REIT)	15,018
1,493	Argo Group International Holdings Ltd.	60,974
879	Arlington Asset Investment Corp., Class A	20,410
1,044	Armada Hoffler Properties, Inc. (REIT)	9,803
20,554	ARMOUR Residential REIT, Inc. (REIT)	85,916
573	Arrow Financial Corp.	14,548
3,376	Ashford Hospitality Trust, Inc. (REIT)	38,925
3,161	Associated Estates Realty Corp. (REIT)	43,527
4,852	Astoria Financial Corp.	59,680
519	AV Homes, Inc.*	8,346
632	Aviv REIT, Inc. (REIT)	14,359
507	Baldwin & Lyons, Inc., Class B	11,960
897	Banc of California, Inc.	11,930
389	Bancfirst Corp.	19,870
1,608	Banco Latinoamericano de Comercio Exterior S.A., Class E	38,721
1,805	Bancorp, Inc. (The)/DE*	28,537
5,229	BancorpSouth, Inc.	101,338
2,550	Bank Mutual Corp.	15,147
337	Bank of Kentucky Financial Corp.	9,102
299	Bank of Marin Bancorp	11,784
1,708	Bank of the Ozarks, Inc.	77,509
1,158	BankFinancial Corp.	9,727
1,069	Banner Corp.	36,624
216	Bar Harbor Bankshares	7,776
4,339	BBCN Bancorp, Inc.	57,969
396	BBX Capital Corp., Class A*	5,013
1,757	Beneficial Mutual Bancorp, Inc.*	16,270
1,378	Berkshire Hills Bancorp, Inc.	34,243
6,980	BGC Partners, Inc., Class A	39,018
4,071	BlackRock Kelso Capital Corp.	39,896
1,006	BNC Bancorp	13,098
665	BofI Holding, Inc.*	43,072
4,379	Boston Private Financial Holdings, Inc.	44,753
493	Bridge Bancorp, Inc.	10,432
529	Bridge Capital Holdings*	8,485
3,851	Brookline Bancorp, Inc.	34,852
742	Bryn Mawr Bank Corp.	18,706
180	C&F Financial Corp.	9,031
1,091	Calamos Asset Management, Inc., Class A	10,823
127	California First National Bancorp	1,951
420	Camden National Corp.	16,027
3,546	Campus Crest Communities, Inc. (REIT)	37,517
1,362	Capital Bank Financial Corp., Class A*	26,899
685	Capital City Bank Group, Inc.*	8,165
739	Capital Southwest Corp.	24,365
8,184	Capitol Federal Financial, Inc.	100,172
4,881	CapLease, Inc. (REIT)	41,537
5,250	Capstead Mortgage Corp. (REIT)	61,635
1,663	Cardinal Financial Corp.	27,340
336	Cascade Bancorp*	2,013
1,568	Cash America International, Inc.	67,079
4,333	Cathay General Bancorp	95,413
3,972	Cedar Realty Trust, Inc. (REIT)	19,383
647	Center Bancorp, Inc.	9,032
1,653	CenterState Banks, Inc.	15,125
1,199	Central Pacific Financial Corp.	20,371
187	Century Bancorp, Inc./MA, Class A	5,917
12,993	Chambers Street Properties (REIT)	95,499
1,250	Charter Financial Corp./MD	12,887
1,239	Chatham Lodging Trust (REIT)	22,426
1,513	Chemical Financial Corp.	41,214
198	Chemung Financial Corp.	6,106
2,668	Chesapeake Lodging Trust (REIT)	58,723
376	CIFC Corp.	2,820
678	Citizens & Northern Corp.	13,018
2,386	Citizens, Inc./TX*	17,967
860	City Holding Co.	35,131
472	Clifton Savings Bancorp, Inc.	5,688
687	CNB Financial Corp./PA	11,494
12,206	CNO Financial Group, Inc.	165,880
1,947	CoBiz Financial, Inc.	17,445
1,034	Cohen & Steers, Inc.	32,261
4,869	Colonial Properties Trust (REIT)	107,556
3,549	Colony Financial, Inc. (REIT)	70,164
2,803	Columbia Banking System, Inc.	65,030
2,198	Community Bank System, Inc.	73,062
770	Community Trust Bancorp, Inc.	29,044
578	CommunityOne Bancorp*	4,907
96	ConnectOne Bancorp, Inc.*	3,170
321	Consolidated-Tomoka Land Co.	11,588
994	Consumer Portfolio Services, Inc.*	5,805
1,140	CoreSite Realty Corp. (REIT)	34,690
9,236	Cousins Properties, Inc. (REIT)	91,713
5,365	Cowen Group, Inc., Class A*	17,383
1,442	Crawford & Co., Class B	10,930
390	Credit Acceptance Corp.*	41,944
516	CU Bancorp*	8,607
7,319	CubeSmart (REIT)	121,861
1,097	Customers Bancorp, Inc.*	17,969
5,045	CVB Financial Corp.	64,273
1,054	CyrusOne, Inc. (REIT)	20,089
9,593	CYS Investments, Inc. (REIT)	73,674
15,971	DCT Industrial Trust, Inc. (REIT)	106,846
2,225	DFC Global Corp.*	25,142
155	Diamond Hill Investment Group, Inc.	17,005
10,738	DiamondRock Hospitality Co. (REIT)	104,051
1,749	Dime Community Bancshares, Inc.	27,844
407	Donegal Group, Inc., Class A	5,486
359	Doral Financial Corp.*	8,498
3,429	DuPont Fabros Technology, Inc. (REIT)	78,147
3,018	Dynex Capital, Inc. (REIT)	24,235

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,226	Eagle Bancorp, Inc.*	$31,238
353	Eastern Insurance Holdings, Inc.	7,064
1,662	EastGroup Properties, Inc. (REIT)	93,404
6,264	Education Realty Trust, Inc. (REIT)	53,808
1,012	eHealth, Inc.*	28,002
354	Ellington Residential Mortgage REIT (REIT)	5,360
247	EMC Insurance Group, Inc.	6,891
1,700	Employers Holdings, Inc.	45,067
1,374	Encore Capital Group, Inc.*	58,903
523	Enstar Group Ltd.*	70,485
398	Enterprise Bancorp, Inc./MA	7,395
995	Enterprise Financial Services Corp.	16,447
2,584	EPR Properties (REIT)	126,564
3,308	Equity One, Inc. (REIT)	70,328
705	ESB Financial Corp.	8,340
494	ESSA Bancorp, Inc.	5,266
4,422	EverBank Financial Corp.	62,173
1,737	Evercore Partners, Inc., Class A	77,453
2,628	Excel Trust, Inc. (REIT)	30,642
2,804	EZCORP, Inc., Class A*	47,612
411	Farmers Capital Bank Corp.*	8,199
488	FBL Financial Group, Inc., Class A	21,511
480	FBR & Co.*	12,874
566	Federal Agricultural Mortgage Corp., Class C	19,046
6,819	FelCor Lodging Trust, Inc. (REIT)*	37,573
800	Fidelity Southern Corp.	11,492
754	Fidus Investment Corp.	14,124
6,634	Fifth Street Finance Corp.	68,728
2,687	Financial Engines, Inc.	143,620
758	Financial Institutions, Inc.	14,053
5,943	First American Financial Corp.	124,209
525	First Bancorp, Inc./ME	8,547
3,961	First BanCorp./Puerto Rico*	25,311
1,081	First Bancorp/NC	15,199
3,981	First Busey Corp.	18,950
1,603	First Cash Financial Services, Inc.*	88,598
5,378	First Commonwealth Financial Corp.	39,421
984	First Community Bancshares, Inc./VA	14,809
933	First Connecticut Bancorp, Inc./CT	13,062
537	First Defiance Financial Corp.	13,162
160	First Federal Bancshares of Arkansas, Inc.*	1,522
3,178	First Financial Bancorp	47,670
1,732	First Financial Bankshares, Inc.	99,590
617	First Financial Corp./IN	18,769
1,320	First Financial Holdings, Inc.	71,057
832	First Financial Northwest, Inc.	8,861
5,905	First Industrial Realty Trust, Inc. (REIT)	89,343
964	First Interstate BancSystem, Inc.	21,912
456	First M&F Corp.	7,383
5,018	First Marblehead Corp. (The)*	4,018
1,581	First Merchants Corp.	27,003
4,124	First Midwest Bancorp, Inc./IL	61,984
229	First NBC Bank Holding Co.*	5,384
434	First of Long Island Corp. (The)	15,984
3,227	First Potomac Realty Trust (REIT)	40,144
3,429	First Security Group, Inc./TN*	7,750
9,105	FirstMerit Corp.	192,662
1,090	Flagstar Bancorp, Inc.*	15,805
1,694	Flushing Financial Corp.	30,323
7,967	FNB Corp./PA	96,162
1,904	Forestar Group, Inc.*	38,004
353	Fortegra Financial Corp.*	2,690
669	Fox Chase Bancorp, Inc.	11,293
591	Franklin Financial Corp./VA	10,591
4,945	Franklin Street Properties Corp. (REIT)	60,230
2,010	FXCM, Inc., Class A	38,170
605	Gain Capital Holdings, Inc.	4,513
331	GAMCO Investors, Inc., Class A	19,026
330	Garrison Capital, Inc.	4,957
3,933	Geo Group, Inc. (The) (REIT)	122,749
696	German American Bancorp, Inc.	16,614
1,407	Getty Realty Corp. (REIT)	25,692
3,825	GFI Group, Inc.	15,338
3,957	Glacier Bancorp, Inc.	93,385
1,154	Gladstone Capital Corp.	9,440
770	Gladstone Commercial Corp. (REIT)	13,660
1,455	Gladstone Investment Corp.	9,952
7,939	Glimcher Realty Trust (REIT)	78,596
460	Global Indemnity PLC*	11,284
1,904	Golub Capital BDC, Inc.	32,901
3,003	Government Properties Income Trust (REIT)	70,210
3,262	Gramercy Property Trust, Inc. (REIT)*	13,342
566	Great Southern Bancorp, Inc.	15,044
1,417	Green Dot Corp., Class A*	32,534
1,549	Greenhill & Co., Inc.	73,407
1,550	Greenlight Capital Re Ltd., Class A*	41,617
1,061	GSV Capital Corp.*	13,156
808	Guaranty Bancorp	9,551
780	Hallmark Financial Services, Inc.*	6,575
1,853	Hampton Roads Bankshares, Inc.*	2,835
4,663	Hancock Holding Co.	149,915
1,735	Hanmi Financial Corp.	28,333
810	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,509
510	HCI Group, Inc.	17,784
253	Health Insurance Innovations, Inc., Class A*	2,694
5,266	Healthcare Realty Trust, Inc. (REIT)	118,432
815	Heartland Financial USA, Inc.	22,144
3,382	Hercules Technology Growth Capital, Inc.	49,005
1,144	Heritage Commerce Corp.	7,871
832	Heritage Financial Corp./WA	12,580
1,109	Heritage Oaks Bancorp*	6,931
11,128	Hersha Hospitality Trust (REIT)	58,311
1,818	HFF, Inc., Class A	41,814
4,936	Highwoods Properties, Inc. (REIT)	166,738
3,409	Hilltop Holdings, Inc.*	53,385
70	Hingham Institution for Savings	4,634
356	Home Bancorp, Inc.*	6,073
2,485	Home BancShares, Inc./AR	63,169
796	Home Federal Bancorp, Inc./ID	10,165
3,902	Home Loan Servicing Solutions Ltd.	88,966
712	HomeStreet, Inc.	13,977
1,144	HomeTrust Bancshares, Inc.*	18,704
2,180	Horace Mann Educators Corp.	57,465
478	Horizon Bancorp/IN	10,363
452	Horizon Technology Finance Corp.	6,034

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,381	Hudson Pacific Properties, Inc. (REIT)	$47,501
903	Hudson Valley Holding Corp.	16,579
1,631	Iberiabank Corp.	85,367
2,088	ICG Group, Inc.*	26,142
948	Imperial Holdings, Inc.*	6,427
433	Independence Holding Co.	6,062
1,257	Independent Bank Corp./MA	44,636
208	Independent Bank Group, Inc.	7,126
633	Infinity Property & Casualty Corp.	38,303
4,687	Inland Real Estate Corp. (REIT)	45,979
2,933	International Bancshares Corp.	64,291
984	Intervest Bancshares Corp.*	6,849
774	INTL FCStone, Inc.*	14,876
7,428	Invesco Mortgage Capital, Inc. (REIT)	113,723
2,044	Investment Technology Group, Inc.*	34,748
2,426	Investors Bancorp, Inc.	50,509
5,542	Investors Real Estate Trust (REIT)	45,167
73	Investors Title Co.	5,202
4,673	iStar Financial, Inc. (REIT)*	51,777
8,198	Janus Capital Group, Inc.	68,535
742	JAVELIN Mortgage Investment Corp. (REIT)	9,253
863	JMP Group, Inc.	5,549
217	Kansas City Life Insurance Co.	9,474
1,553	KCAP Financial, Inc.	12,968
3,903	KCG Holdings, Inc., Class A*	33,878
788	Kearny Financial Corp.*	7,707
2,879	Kennedy-Wilson Holdings, Inc.	53,089
5,025	Kite Realty Group Trust (REIT)	28,994
5,657	Ladenburg Thalmann Financial Services, Inc.*	9,447
1,964	Lakeland Bancorp, Inc.	21,427
902	Lakeland Financial Corp.	28,052
5,249	LaSalle Hotel Properties (REIT)	139,256
333	LCNB Corp.	6,440
9,272	Lexington Realty Trust (REIT)	108,668
1,908	LTC Properties, Inc. (REIT)	67,600
1,304	Macatawa Bank Corp.*	5,829
2,738	Maiden Holdings Ltd.	35,813
2,145	Main Street Capital Corp.	62,462
1,119	MainSource Financial Group, Inc.	15,946
746	Manning & Napier, Inc.	11,175
2,061	MarketAxess Holdings, Inc.	104,616
453	Marlin Business Services Corp.	11,035
3,011	MB Financial, Inc.	81,267
3,912	MCG Capital Corp.	19,130
2,741	Meadowbrook Insurance Group, Inc.	16,391
1,023	Medallion Financial Corp.	14,465
8,877	Medical Properties Trust, Inc. (REIT)	102,529
1,825	Medley Capital Corp.	23,999
478	Mercantile Bank Corp.	9,560
308	Merchants Bancshares, Inc.	9,015
458	Meridian Interstate Bancorp, Inc.*	8,986
328	Meta Financial Group, Inc.	10,345
777	Metro Bancorp, Inc.*	14,779
876	MetroCorp Bancshares, Inc.	8,865
17,813	MGIC Investment Corp.*	128,610
292	Middleburg Financial Corp.	5,422
452	MidSouth Bancorp, Inc.	6,798
372	MidWestOne Financial Group, Inc.	8,742
2,332	Monmouth Real Estate Investment Corp., Class A (REIT)	20,941
2,415	Montpelier Re Holdings Ltd.	60,013
3,150	MPG Office Trust, Inc. (REIT)*	9,796
1,314	MVC Capital, Inc.	16,464
230	NASB Financial, Inc.*	6,159
2,871	National Bank Holdings Corp., Class A	56,128
382	National Bankshares, Inc.	13,954
1,352	National Health Investors, Inc. (REIT)	74,225
365	National Interstate Corp.	9,180
6,429	National Penn Bancshares, Inc.	64,547
120	National Western Life Insurance Co., Class A	23,765
569	Navigators Group, Inc. (The)*	31,141
2,406	NBT Bancorp, Inc.	51,537
1,257	Nelnet, Inc., Class A	47,615
2,051	New Mountain Finance Corp.	30,109
13,901	New Residential Investment Corp. (REIT)	88,271
3,501	New York Mortgage Trust, Inc. (REIT)	21,146
1,388	NewBridge Bancorp*	9,994
1,442	NewStar Financial, Inc.*	18,991
1,155	NGP Capital Resources Co.	7,288
565	Nicholas Financial, Inc.	9,125
3,198	Northfield Bancorp, Inc./NJ	38,376
358	Northrim BanCorp, Inc.	8,084
13,168	NorthStar Realty Finance Corp. (REIT)	115,352
5,150	Northwest Bancshares, Inc.	68,701
756	OceanFirst Financial Corp.	12,330
2,507	OFG Bancorp	43,070
5,569	Old National Bancorp/IN	73,177
629	OmniAmerican Bancorp, Inc.*	14,310
645	One Liberty Properties, Inc. (REIT)	13,784
1,243	OneBeacon Insurance Group Ltd., Class A	17,750
545	Oppenheimer Holdings, Inc., Class A	9,537
2,493	Oritani Financial Corp.	38,666
983	Pacific Continental Corp.	12,356
914	Pacific Premier Bancorp, Inc.*	12,129
2,083	PacWest Bancorp	69,260
245	Palmetto Bancshares, Inc.*	2,933
633	Park National Corp.	48,165
2,457	Park Sterling Corp.	14,668
2,393	Parkway Properties, Inc./MD (REIT)	39,126
494	Peapack Gladstone Financial Corp.	8,210
3,374	Pebblebrook Hotel Trust (REIT)	86,374
808	PennantPark Floating Rate Capital Ltd.	10,706
3,651	PennantPark Investment Corp.	40,490
265	Penns Woods Bancorp, Inc.	12,505
3,736	Pennsylvania Real Estate Investment Trust (REIT)	69,303
702	PennyMac Financial Services, Inc., Class A*	11,983
3,871	PennyMac Mortgage Investment Trust (REIT)	81,485
593	Peoples Bancorp, Inc./OH	12,429
3,137	PHH Corp.*	65,469
319	Phoenix Cos., Inc. (The)*	12,090
1,249	PICO Holdings, Inc.*	26,341

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,924	Pinnacle Financial Partners, Inc.*	$53,776
887	Piper Jaffray Cos.*	28,836
1,608	Platinum Underwriters Holdings Ltd.	92,910
2,786	Portfolio Recovery Associates, Inc.*	147,769
2,224	Potlatch Corp. (REIT)	85,757
641	Preferred Bank/CA*	10,307
3,131	Primerica, Inc.	116,254
3,566	PrivateBancorp, Inc.	77,810
14,273	Prospect Capital Corp.	158,002
3,311	Prosperity Bancshares, Inc.	197,998
504	Provident Financial Holdings, Inc.	8,956
3,279	Provident Financial Services, Inc.	53,054
2,437	Provident New York Bancorp	24,809
1,003	PS Business Parks, Inc. (REIT)	72,888
624	Pzena Investment Management, Inc., Class A	4,062
9,497	Radian Group, Inc.	128,684
3,844	RAIT Financial Trust (REIT)	23,756
3,279	Ramco-Gershenson Properties Trust (REIT)	47,480
4,512	Redwood Trust, Inc. (REIT)	80,268
295	Regional Management Corp.*	8,107
1,386	Renasant Corp.	34,886
533	Republic Bancorp, Inc./KY, Class A	14,077
668	Resource America, Inc., Class A	4,990
6,976	Resource Capital Corp. (REIT)	40,600
3,947	Retail Opportunity Investments Corp. (REIT)	51,074
1,169	RLI Corp.	91,287
6,795	RLJ Lodging Trust (REIT)	156,149
1,507	Rockville Financial, Inc.	19,666
401	Roma Financial Corp.*	7,202
1,232	Rouse Properties, Inc. (REIT)	22,841
2,424	Ryman Hospitality Properties, Inc. (REIT)	80,089
1,633	S&T Bancorp, Inc.	36,710
767	S.Y. Bancorp, Inc.	20,364
2,051	Sabra Health Care REIT, Inc. (REIT)	45,348
1,152	Safeguard Scientifics, Inc.*	16,750
708	Safety Insurance Group, Inc.	35,499
1,371	Sandy Spring Bancorp, Inc.	30,642
431	Saul Centers, Inc. (REIT)	18,710
4,030	Seacoast Banking Corp. of Florida*	8,302
1,202	Select Income REIT (REIT)	29,245
3,051	Selective Insurance Group, Inc.	69,959
669	Sierra Bancorp	9,647
837	Silver Bay Realty Trust Corp. (REIT)	13,199
907	Simmons First National Corp., Class A	21,958
2,473	Solar Capital Ltd.	54,282
633	Solar Senior Capital Ltd.	11,255
980	Southside Bancshares, Inc.	24,382
1,082	Southwest Bancorp, Inc./OK*	15,624
1,725	Sovran Self Storage, Inc. (REIT)	114,316
2,298	STAG Industrial, Inc. (REIT)	45,960
821	State Auto Financial Corp.	15,328
1,754	State Bank Financial Corp.	26,591
1,248	StellarOne Corp.	25,559
1,701	Sterling Bancorp/NY	21,586
1,867	Sterling Financial Corp./WA	45,181
1,170	Stewart Information Services Corp.	35,790
3,493	Stifel Financial Corp.*	139,790
9,960	Strategic Hotels & Resorts, Inc. (REIT)*	80,776
635	Suffolk Bancorp*	10,801
3,622	Summit Hotel Properties, Inc. (REIT)	34,554
2,222	Sun Bancorp, Inc./NJ*	8,088
1,970	Sun Communities, Inc. (REIT)	84,651
8,945	Sunstone Hotel Investors, Inc. (REIT)*	107,608
10,244	Susquehanna Bancshares, Inc.	129,177
1,590	SWS Group, Inc.*	8,348
4,477	Symetra Financial Corp.	77,318
949	Taylor Capital Group, Inc.*	20,081
1,427	TCP Capital Corp.	22,233
757	Tejon Ranch Co.*	22,490
1,373	Terreno Realty Corp. (REIT)	24,110
584	Territorial Bancorp, Inc.	12,795
2,240	Texas Capital Bancshares, Inc.*	98,739
1,863	THL Credit, Inc.	29,249
1,661	Thomas Properties Group, Inc.	9,136
2,887	TICC Capital Corp.	27,831
794	Tompkins Financial Corp.	34,460
3,155	Tower Group International Ltd.	44,580
1,446	TowneBank/VA	20,316
353	Tree.com, Inc.	8,839
1,514	Triangle Capital Corp.	44,163
880	Trico Bancshares	18,040
360	Tristate Capital Holdings, Inc.*	4,698
5,175	TrustCo Bank Corp./NY	30,222
3,690	Trustmark Corp.	91,733
1,783	UMB Financial Corp.	106,499
831	UMH Properties, Inc. (REIT)	7,978
6,151	Umpqua Holdings Corp.	99,892
1,111	Union First Market Bankshares Corp.	23,764
2,766	United Bankshares, Inc./WV	76,812
2,366	United Community Banks, Inc./GA*	34,496
2,712	United Community Financial Corp./OH*	10,929
1,081	United Financial Bancorp, Inc.	16,928
1,130	United Fire Group, Inc.	32,420
654	Universal Health Realty Income Trust (REIT)	26,232
1,428	Universal Insurance Holdings, Inc.	10,539
917	Univest Corp. of Pennsylvania	17,478
1,369	Urstadt Biddle Properties, Inc., Class A (REIT)	26,737
662	VantageSouth Bancshares, Inc.*	3,654
2,195	ViewPoint Financial Group, Inc.	43,659
1,482	Virginia Commerce Bancorp, Inc.*	21,830
318	Virtus Investment Partners, Inc.*	55,427
904	Walker & Dunlop, Inc.*	13,135
2,027	Walter Investment Management Corp.*	74,371
852	Washington Banking Co.	11,689
3,653	Washington Real Estate Investment Trust (REIT)	88,987
795	Washington Trust Bancorp, Inc.	23,858
404	Waterstone Financial, Inc.*	3,947
4,959	Webster Financial Corp.	131,215
1,424	WesBanco, Inc.	40,855
787	West Bancorp., Inc.	9,916
1,482	Westamerica Bancorp.	69,758
4,069	Western Alliance Bancorp.*	66,610

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,335	Western Asset Mortgage Capital Corp. (REIT)	$20,839
998	Westfield Financial, Inc.	6,567
383	Westwood Holdings Group, Inc.	18,196
379	WhiteHorse Finance, Inc.	5,723
937	Whitestone REIT (REIT)	13,287
3,402	Wilshire Bancorp, Inc.	27,658
1,599	Winthrop Realty Trust (REIT)	18,996
2,035	Wintrust Financial Corp.	80,667
5,519	WisdomTree Investments, Inc.*	61,813
511	World Acceptance Corp.*	43,777
431	WSFS Financial Corp.	25,688
790	Yadkin Financial Corp.*	11,716
310	ZAIS Financial Corp. (REIT)	4,876
		18,176,274
	Health Care — 8.4%

1,214	Abaxis, Inc.	47,565
2,128	Abiomed, Inc.*	50,114
1,946	Acadia Healthcare Co., Inc.*	74,590
3,850	ACADIA Pharmaceuticals, Inc.*	76,846
571	Accelerate Diagnostics, Inc.*	5,430
3,230	Accretive Health, Inc.*	30,297
4,072	Accuray, Inc.*	26,957
1,282	AcelRx Pharmaceuticals, Inc.*	12,705
5,305	Achillion Pharmaceuticals, Inc.*	34,217
2,229	Acorda Therapeutics, Inc.*	75,318
300	Addus HomeCare Corp.*	6,354
1,583	Aegerion Pharmaceuticals, Inc.*	137,214
3,906	Affymetrix, Inc.*	21,756
2,136	Air Methods Corp.	87,405
3,198	Akorn, Inc.*	57,468
1,278	Albany Molecular Research, Inc.*	14,071
4,018	Align Technology, Inc.*	174,984
931	Alimera Sciences, Inc.*	3,324
274	Alliance HealthCare Services, Inc.*	6,658
454	Almost Family, Inc.	8,567
3,193	Alnylam Pharmaceuticals, Inc.*	165,397
3,406	Alphatec Holdings, Inc.*	6,744
1,185	AMAG Pharmaceuticals, Inc.*	28,037
1,729	Amedisys, Inc.*	28,165
1,670	Amicus Therapeutics, Inc.*	3,991
2,529	AMN Healthcare Services, Inc.*	34,394
1,519	Ampio Pharmaceuticals, Inc.*	10,846
1,758	Amsurg Corp.*	65,556
1,392	Anacor Pharmaceuticals, Inc.*	14,073
673	Analogic Corp.	50,233
1,353	AngioDynamics, Inc.*	14,748
660	Anika Therapeutics, Inc.*	15,272
6,193	Antares Pharma, Inc.*	27,249
11,964	Arena Pharmaceuticals, Inc.*	76,689
3,260	Arqule, Inc.*	9,095
6,416	Array BioPharma, Inc.*	35,994
1,549	ArthroCare Corp.*	49,057
5,197	Astex Pharmaceuticals, Inc.*	34,040
2,019	athenahealth, Inc.*	212,984
1,150	AtriCure, Inc.*	10,109
86	Atrion Corp.	20,554
2,709	Auxilium Pharmaceuticals, Inc.*	47,272
7,972	AVANIR Pharmaceuticals, Inc., Class A*	40,657
2,851	AVEO Pharmaceuticals, Inc.*	6,044
1,644	BioDelivery Sciences International, Inc.*	8,615
1,745	Biolase, Inc.*	2,984
1,343	Bio-Reference Labs, Inc.*	38,853
3,203	BioScrip, Inc.*	39,077
2,029	BioTime, Inc.*	7,670
3,389	Cadence Pharmaceuticals, Inc.*	18,470
1,650	Cambrex Corp.*	22,490
1,801	Cantel Medical Corp.	46,646
1,574	Capital Senior Living Corp.*	32,771
1,149	Cardiovascular Systems, Inc.*	23,577
6,188	Cell Therapeutics, Inc.*	6,807
4,443	Celldex Therapeutics, Inc.*	96,502
1,085	Cempra, Inc.*	9,765
2,990	Centene Corp.*	170,879
3,687	Cepheid, Inc.*	131,921
3,830	Cerus Corp.*	20,031
3,686	Chelsea Therapeutics International Ltd.*	10,947
1,037	Chemed Corp.	72,217
1,351	ChemoCentryx, Inc.*	10,943
466	Chimerix, Inc.*	7,344
654	Chindex International, Inc.*	11,059
877	Clovis Oncology, Inc.*	56,567
609	Computer Programs & Systems, Inc.	33,471
1,524	CONMED Corp.	47,381
2,924	Corcept Therapeutics, Inc.*	4,854
487	Cornerstone Therapeutics, Inc.*	4,505
1,378	Coronado Biosciences, Inc.*	11,231
627	Corvel Corp.*	20,653
1,490	Cross Country Healthcare, Inc.*	8,419
1,509	CryoLife, Inc.	9,160
4,425	Curis, Inc.*	19,382
806	Cutera, Inc.*	7,536
1,518	Cyberonics, Inc.*	77,221
1,053	Cynosure, Inc., Class A*	24,162
1,463	Cytokinetics, Inc.*	15,318
3,470	Cytori Therapeutics, Inc.*	7,287
8,658	Dendreon Corp.*	24,589
3,104	Depomed, Inc.*	22,256
753	Derma Sciences, Inc.*	10,572
3,884	DexCom, Inc.*	105,062
718	Durata Therapeutics, Inc.*	6,053
5,998	Dyax Corp.*	26,811
10,048	Dynavax Technologies Corp.*	12,761
1,508	Emergent Biosolutions, Inc.*	26,511
2,214	Emeritus Corp.*	48,287
200	Enanta Pharmaceuticals, Inc.*	3,716
1,674	Endocyte, Inc.*	24,039
3,450	Endologix, Inc.*	54,579
1,068	Ensign Group, Inc. (The)	41,278
2,064	Enzon Pharmaceuticals, Inc.	3,550
325	Epizyme, Inc.*	9,019
3,869	Exact Sciences Corp.*	44,764
513	Exactech, Inc.*	9,768
1,663	ExamWorks Group, Inc.*	39,081
10,098	Exelixis, Inc.*	50,591
926	Fibrocell Science, Inc.*	5,047
2,354	Five Star Quality Care, Inc.*	12,217
1,397	Fluidigm Corp.*	28,583
365	Furiex Pharmaceuticals, Inc.*	14,038
4,586	Galena Biopharma, Inc.*	10,181
1,969	GenMark Diagnostics, Inc.*	22,644
919	Genomic Health, Inc.*	28,967
1,720	Gentiva Health Services, Inc.*	19,728
7,166	Geron Corp.*	10,247
3,001	Globus Medical, Inc., Class A*	52,878
1,313	Greatbatch, Inc.*	44,603

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
794	Greenway Medical Technologies, Inc.*	$10,814
1,441	GTx, Inc.*	2,234
2,806	Haemonetics Corp.*	111,819
4,881	Halozyme Therapeutics, Inc.*	40,561
1,905	Hanger, Inc.*	58,503
1,401	Harvard Bioscience, Inc.*	6,921
4,792	HealthSouth Corp.*	150,756
1,106	HealthStream, Inc.*	36,664
1,879	Healthways, Inc.*	35,851
898	HeartWare International, Inc.*	70,583
611	Hi-Tech Pharmacal Co., Inc.	26,340
4,818	HMS Holdings Corp.*	120,402
2,831	Horizon Pharma, Inc.*	7,162
461	Hyperion Therapeutics, Inc.*	11,239
711	ICU Medical, Inc.*	50,822
5,481	Idenix Pharmaceuticals, Inc.*	26,199
4,644	ImmunoGen, Inc.*	74,304
4,028	Immunomedics, Inc.*	23,967
3,762	Impax Laboratories, Inc.*	76,670
2,630	Infinity Pharmaceuticals, Inc.*	48,681
1,900	Insmed, Inc.*	28,899
2,936	Insulet Corp.*	97,886
278	Insys Therapeutics, Inc.*	7,787
1,099	Integra LifeSciences Holdings Corp.*	44,663
394	Intercept Pharmaceuticals, Inc.*	18,022
4,484	InterMune, Inc.*	64,076
1,758	Invacare Corp.	26,388
921	IPC The Hospitalist Co., Inc.*	47,376
5,112	Ironwood Pharmaceuticals, Inc.*	59,555
6,170	Isis Pharmaceuticals, Inc.*	159,371
482	KaloBios Pharmaceuticals, Inc.*	2,685
4,490	Keryx Biopharmaceuticals, Inc.*	38,300
2,969	Kindred Healthcare, Inc.	43,644
560	KYTHERA Biopharmaceuticals, Inc.*	14,784
523	Landauer, Inc.	24,832
897	Lannett Co., Inc.*	11,894
12,489	Lexicon Pharmaceuticals, Inc.*	31,098
663	LHC Group, Inc.*	15,004
979	Ligand Pharmaceuticals, Inc., Class B*	47,080
2,052	Luminex Corp.*	41,656
1,487	Magellan Health Services, Inc.*	83,584
2,310	MAKO Surgical Corp.*	34,535
8,172	MannKind Corp.*	47,316
2,676	Masimo Corp.	66,204
3,347	MedAssets, Inc.*	75,040
799	Medical Action Industries, Inc.*	4,083
3,475	Medicines Co. (The)*	109,845
1,461	Medidata Solutions, Inc.*	130,672
528	MEI Pharma, Inc.*	3,939
3,587	Merge Healthcare, Inc.*	9,506
2,278	Meridian Bioscience, Inc.	51,232
2,338	Merit Medical Systems, Inc.*	29,926
5,309	Merrimack Pharmaceuticals, Inc.*	17,944
4,626	MiMedx Group, Inc.*	28,542
1,557	Molina Healthcare, Inc.*	51,988
2,594	Momenta Pharmaceuticals, Inc.*	36,549
703	MWI Veterinary Supply, Inc.*	106,912
2,307	Nanosphere, Inc.*	4,845
591	National Healthcare Corp.	27,269
539	National Research Corp., Class A*	8,834
1,669	Natus Medical, Inc.*	21,947
6,570	Navidea Biopharmaceuticals, Inc.*	19,250
6,345	Nektar Therapeutics*	77,282
1,314	Neogen Corp.*	71,087
1,807	NeoGenomics, Inc.*	3,903
3,666	Neurocrine Biosciences, Inc.*	53,414
928	NewLink Genetics Corp.*	16,064
7,417	Novavax, Inc.*	23,364
5,512	NPS Pharmaceuticals, Inc.*	138,351
2,430	NuVasive, Inc.*	57,154
3,282	NxStage Medical, Inc.*	40,533
1,638	Omeros Corp.*	8,239
1,886	Omnicell, Inc.*	41,002
806	OncoGenex Pharmaceutical, Inc.*	7,214
10,372	Opko Health, Inc.*	95,837
2,677	Optimer Pharmaceuticals, Inc.*	33,489
3,051	OraSure Technologies, Inc.*	14,584
5,200	Orexigen Therapeutics, Inc.*	35,672
1,069	Orthofix International N.V.*	23,593
911	Osiris Therapeutics, Inc.*	15,897
493	OvaScience, Inc.*	5,679
3,479	Owens & Minor, Inc.	118,669
2,628	Pacific Biosciences of California, Inc.*	10,985
1,514	Pacira Pharmaceuticals, Inc.*	54,837
3,123	PAREXEL International Corp.*	145,001
7,691	PDL BioPharma, Inc.	61,067
8,329	Peregrine Pharmaceuticals, Inc.*	11,411
962	Pernix Therapeutics Holdings*	2,636
1,631	PharMerica Corp.*	20,061
771	PhotoMedex, Inc.*	12,598
532	Portola Pharmaceuticals, Inc.*	12,023
1,482	Pozen, Inc.*	7,662
3,271	Progenics Pharmaceuticals, Inc.*	18,187
653	Prothena Corp. PLC*	13,086
583	Providence Service Corp. (The)*	15,648
1,217	Puma Biotechnology, Inc.*	61,629
2,192	Quality Systems, Inc.	45,352
2,850	Questcor Pharmaceuticals, Inc.	190,038
1,543	Quidel Corp.*	40,920
3,278	Raptor Pharmaceutical Corp.*	44,384
317	Receptos, Inc.*	5,021
561	Regulus Therapeutics, Inc.*	5,301
1,727	Repligen Corp.*	16,856
1,261	Repros Therapeutics, Inc.*	26,658
4,787	Rigel Pharmaceuticals, Inc.*	15,079
596	Rochester Medical Corp.*	7,802
2,157	Rockwell Medical, Inc.*	11,928
3,091	RTI Surgical, Inc.*	10,293
917	Sagent Pharmaceuticals, Inc.*	20,229
2,953	Sangamo Biosciences, Inc.*	29,146
3,045	Santarus, Inc.*	68,573
1,842	Sarepta Therapeutics, Inc.*	62,867
2,971	Sciclone Pharmaceuticals, Inc.*	15,598
2,673	Select Medical Holdings Corp.	22,640
6,326	Sequenom, Inc.*	18,472
2,020	SIGA Technologies, Inc.*	7,131
1,089	Skilled Healthcare Group, Inc., Class A*	5,271
3,898	Solta Medical, Inc.*	8,108
2,217	Spectranetics Corp. (The)*	35,006
3,478	Spectrum Pharmaceuticals, Inc.	26,641
2,019	Staar Surgical Co.*	25,621
503	Stemline Therapeutics, Inc.*	17,429
3,238	STERIS Corp.	132,402
753	Sucampo Pharmaceuticals, Inc., Class A*	4,458
1,777	Sunesis Pharmaceuticals, Inc.*	8,547

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
818	Supernus Pharmaceuticals, Inc.*	$5,415
797	SurModics, Inc.*	15,781
2,048	Symmetry Medical, Inc.*	16,077
939	Synageva BioPharma Corp.*	44,048
4,426	Synergy Pharmaceuticals, Inc.*	19,651
2,228	Synta Pharmaceuticals Corp.*	13,145
1,533	Targacept, Inc.*	7,849
3,774	Team Health Holdings, Inc.*	145,035
1,594	TearLab Corp.*	20,945
735	TESARO, Inc.*	25,416
633	Tetraphase Pharmaceuticals, Inc.*	5,406
854	TG Therapeutics, Inc.*	5,141
4,288	TherapeuticsMD, Inc.*	8,919
3,150	Thoratec Corp.*	112,550
2,587	Threshold Pharmaceuticals, Inc.*	11,253
1,429	Tornier N.V.*	27,122
1,301	Triple-S Management Corp., Class B*	24,264
2,045	Trius Therapeutics, Inc.*	27,955
663	U.S. Physical Therapy, Inc.	18,252
5,012	Unilife Corp.*	17,291
2,110	Universal American Corp.	15,403
59	USMD Holdings, Inc.*	1,436
182	Utah Medical Products, Inc.	9,191
1,822	Vanda Pharmaceuticals, Inc.*	20,825
1,863	Vanguard Health Systems, Inc.*	39,030
907	Vascular Solutions, Inc.*	14,303
951	Verastem, Inc.*	13,076
4,173	Vical, Inc.*	5,383
3,588	ViroPharma, Inc.*	108,178
5,530	Vivus, Inc.*	69,291
1,158	Vocera Communications, Inc.*	18,771
2,996	Volcano Corp.*	64,174
2,388	WellCare Health Plans, Inc.*	152,044
1,900	West Pharmaceutical Services, Inc.	140,505
2,219	Wright Medical Group, Inc.*	53,411
2,383	XenoPort, Inc.*	11,653
3,808	XOMA Corp.*	17,783
971	ZELTIQ Aesthetics, Inc.*	7,758
3,688	ZIOPHARM Oncology, Inc.*	11,027
3,939	Zogenix, Inc.*	6,696
		10,300,711
	Industrials — 9.2%

523	A.T. Cross Co., Class A*	11,150
1,542	AAON, Inc.	35,959
2,183	AAR Corp.	54,771
3,002	ABM Industries, Inc.	72,498
2,703	Acacia Research Corp.	59,385
6,237	ACCO Brands Corp.*	41,102
2,202	Accuride Corp.*	11,538
1,505	Aceto Corp.	22,123
994	Acorn Energy, Inc.	5,964
4,021	Actuant Corp., Class A	143,630
2,353	Acuity Brands, Inc.	201,182
1,950	Advisory Board Co. (The)*	106,802
2,149	Aegion Corp.*	45,989
1,018	Aerovironment, Inc.*	22,304
2,849	Air Transport Services Group, Inc.*	18,262
3,761	Aircastle Ltd.	61,304
389	Alamo Group, Inc.	17,645
1,536	Albany International Corp., Class A	49,567
823	Allegiant Travel Co.	77,782
1,483	Altra Holdings, Inc.	36,853
1,074	Ameresco, Inc., Class A*	9,193
519	American Railcar Industries, Inc.	18,357
448	American Science & Engineering, Inc.	25,258
2,685	American Superconductor Corp.*	6,363
546	American Woodmark Corp.*	19,039
464	Ampco-Pittsburgh Corp.	7,554
1,773	API Technologies Corp.*	4,858
1,579	Apogee Enterprises, Inc.	44,054
2,315	Applied Industrial Technologies, Inc.	110,240
2,070	ARC Document Solutions, Inc.*	8,839
768	Argan, Inc.	13,632
1,412	Arkansas Best Corp.	35,131
1,119	Astec Industries, Inc.	38,673
690	Astronics Corp.*	32,106
1,419	Atlas Air Worldwide Holdings, Inc.*	65,558
1,399	AZZ, Inc.	52,518
2,953	Barnes Group, Inc.	92,340
387	Barrett Business Services, Inc.	24,872
2,675	Beacon Roofing Supply, Inc.*	97,183
2,704	Blount International, Inc.*	31,393
1,856	BlueLinx Holdings, Inc.*	3,044
2,538	Brady Corp., Class A	83,754
2,646	Briggs & Stratton Corp.	50,512
2,635	Brink’s Co. (The)	68,062
2,454	Builders FirstSource, Inc.	13,939
943	CAI International, Inc.*	20,671
16,733	Capstone Turbine Corp.*	18,574
2,123	Casella Waste Systems, Inc., Class A*	11,188
2,090	CBIZ, Inc.*	14,317
775	CDI Corp.	10,509
967	Ceco Environmental Corp.	12,880
1,104	Celadon Group, Inc.	20,027
2,960	Cenveo, Inc.*	8,288
1,666	Chart Industries, Inc.*	190,224
965	CIRCOR International, Inc.	55,478
2,730	CLARCOR, Inc.	146,219
501	Coleman Cable, Inc.	9,539
1,072	Columbus McKinnon Corp.*	22,941
2,044	Comfort Systems USA, Inc.	30,864
1,317	Commercial Vehicle Group, Inc.*	9,232
63	Compx International, Inc.	874
398	Consolidated Graphics, Inc.*	21,293
1,847	Corporate Executive Board Co. (The)	119,759
629	Courier Corp.	9,812
559	CRA International, Inc.*	10,006
1,090	Cubic Corp.	54,729
2,572	Curtiss-Wright Corp.	107,407
2,794	Deluxe Corp.	109,944
4,092	DigitalGlobe, Inc.*	123,578
1,221	Douglas Dynamics, Inc.	17,167
583	Ducommun, Inc.*	15,245
521	DXP Enterprises, Inc.*	35,418
1,817	Dycom Industries, Inc.*	46,170
752	Dynamic Materials Corp.	16,574
978	Echo Global Logistics, Inc.*	21,174
938	Edgen Group, Inc.*	6,913
3,687	EMCOR Group, Inc.	138,594
1,135	Encore Wire Corp.	42,824
2,427	Energy Recovery, Inc.*	12,402
1,443	EnerNOC, Inc.*	20,938
2,644	EnerSys, Inc.	135,584
943	Engility Holdings, Inc.*	31,741
1,437	Ennis, Inc.	25,593

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
877	Enphase Energy, Inc.*	$5,516
1,147	EnPro Industries, Inc.*	65,356
207	Erickson Air-Crane, Inc.*	3,171
1,452	ESCO Technologies, Inc.	44,504
1,718	Esterline Technologies Corp.*	131,066
335	ExOne Co. (The)*	22,951
724	Exponent, Inc.	47,154
3,430	Federal Signal Corp.*	40,028
2,660	Flow International Corp.*	8,964
1,658	Forward Air Corp.	61,064
500	Franklin Covey Co.*	7,855
2,605	Franklin Electric Co., Inc.	93,572
661	FreightCar America, Inc.	11,885
2,214	FTI Consulting, Inc.*	74,036
8,718	FuelCell Energy, Inc.*	10,810
2,054	Furmanite Corp.*	18,424
1,074	G&K Services, Inc., Class A	55,247
3,324	GenCorp, Inc.*	50,093
2,832	Generac Holdings, Inc.	112,119
2,734	General Cable Corp.	83,469
1,686	Gibraltar Industries, Inc.*	21,716
442	Global Brass & Copper Holdings, Inc.*	8,730
935	Global Power Equipment Group, Inc.	17,372
828	Gorman-Rupp Co. (The)	28,955
807	GP Strategies Corp.*	20,369
6,420	GrafTech International Ltd.*	50,204
550	Graham Corp.	18,981
2,132	Granite Construction, Inc.	60,378
3,263	Great Lakes Dredge & Dock Corp.	21,960
1,343	Greenbrier Cos., Inc.*	30,312
2,451	Griffon Corp.	27,035
1,632	H&E Equipment Services, Inc.	39,299
646	Hardinge, Inc.	9,361
2,852	Hawaiian Holdings, Inc.*	19,964
3,759	Healthcare Services Group, Inc.	91,005
2,525	Heartland Express, Inc.	35,148
2,916	HEICO Corp.	182,250
992	Heidrick & Struggles International, Inc.	14,930
485	Heritage-Crystal Clean, Inc.*	7,367
3,220	Herman Miller, Inc.	82,013
2,497	HNI Corp.	83,600
984	Houston Wire & Cable Co.	12,320
2,032	Hub Group, Inc., Class A*	75,489
354	Hurco Cos., Inc.	9,739
1,279	Huron Consulting Group, Inc.*	60,880
578	Hyster-Yale Materials Handling, Inc.	43,703
1,083	ICF International, Inc.*	35,620
2,805	II-VI, Inc.*	54,080
2,436	InnerWorkings, Inc.*	25,018
691	Innovative Solutions & Support, Inc.	5,176
1,234	Insperity, Inc.	39,365
990	Insteel Industries, Inc.	15,830
3,259	Interface, Inc.	57,554
307	International Shipholding Corp.	7,322
520	Intersections, Inc.	4,758
12,773	JetBlue Airways Corp.*	78,554
1,589	John Bean Technologies Corp.	34,815
616	Kadant, Inc.	19,139
1,485	Kaman Corp.	52,272
1,769	Kaydon Corp.	50,328
1,480	Kelly Services, Inc., Class A	26,936
1,751	KEYW Holding Corp. (The)*	20,207
1,487	Kforce, Inc.	24,193
1,782	Kimball International, Inc., Class B	17,535
3,226	Knight Transportation, Inc.	52,519
2,647	Knoll, Inc.	40,314
2,674	Korn/Ferry International*	47,357
2,414	Kratos Defense & Security Solutions, Inc.*	20,374
559	L.B. Foster Co., Class A	23,713
1,089	Layne Christensen Co.*	20,702
706	Lindsay Corp.	53,670
570	LMI Aerospace, Inc.*	6,891
1,187	LSI Industries, Inc.	8,000
936	Lydall, Inc.*	14,536
676	Manitex International, Inc.*	6,801
1,286	Marten Transport Ltd.	22,749
3,264	MasTec, Inc.*	103,795
2,345	Matson, Inc.	62,447
1,384	McGrath RentCorp	45,783
5,354	Meritor, Inc.*	39,887
475	Michael Baker Corp.	19,209
1,033	Middleby Corp. (The)*	192,076
617	Miller Industries, Inc.	9,884
1,555	Mine Safety Appliances Co.	74,842
873	Mistras Group, Inc.*	15,915
2,107	Mobile Mini, Inc.*	64,011
2,490	Moog, Inc., Class A*	126,492
1,545	Mueller Industries, Inc.	82,719
8,674	Mueller Water Products, Inc., Class A	65,489
673	Multi-Color Corp.	21,085
1,153	MYR Group, Inc.*	25,274
265	National Presto Industries, Inc.	18,280
376	National Technical Systems, Inc.*	8,588
2,771	Navigant Consulting, Inc.*	37,824
1,137	NCI Building Systems, Inc.*	13,621
371	NL Industries, Inc.	4,055
940	NN, Inc.	12,981
495	Nortek, Inc.*	33,140
518	Northwest Pipe Co.*	14,784
4,333	Odyssey Marine Exploration, Inc.*	12,522
151	Omega Flex, Inc.	2,794
2,512	On Assignment, Inc.*	75,787
3,296	Orbital Sciences Corp.*	57,219
1,497	Orion Marine Group, Inc.*	14,701
1,940	Pacer International, Inc.*	11,892
476	Park-Ohio Holdings Corp.*	16,455
366	Patrick Industries, Inc.*	9,911
360	Patriot Transportation Holding, Inc.*	11,167
8,897	Pendrell Corp.*	17,082
1,227	Performant Financial Corp.*	13,288
1,823	PGT, Inc.*	18,558
1,425	Pike Electric Corp.	15,818
867	Ply Gem Holdings, Inc.*	13,300
1,149	PMFG, Inc.*	7,951
2,563	Polypore International, Inc.*	109,568
506	Powell Industries, Inc.*	26,681
119	Power Solutions International, Inc.*	6,264
1,188	PowerSecure International, Inc.*	18,236
142	Preformed Line Products Co.	9,788
1,938	Primoris Services Corp.	43,566
938	Proto Labs, Inc.*	66,636
1,373	Quad/Graphics, Inc.	43,030
1,156	Quality Distribution, Inc.*	10,601
2,036	Quanex Building Products Corp.	33,879

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,998	Raven Industries, Inc.	$58,362
1,263	RBC Bearings, Inc.*	75,439
2,699	Republic Airways Holdings, Inc.*	30,148
2,241	Resources Connection, Inc.	27,430
1,630	Revolution Lighting Technologies, Inc.*	4,238
1,664	Rexnord Corp.*	31,932
1,022	Roadrunner Transportation Systems, Inc.*	27,717
1,780	RPX Corp.*	27,928
1,906	Rush Enterprises, Inc., Class A*	47,707
1,334	Saia, Inc.*	40,033
740	Schawk, Inc.	9,250
2,227	Simpson Manufacturing Co., Inc.	69,638
2,850	SkyWest, Inc.	36,737
562	Sparton Corp.*	10,549
3,313	Spirit Airlines, Inc.*	103,266
847	Standard Parking Corp.*	18,846
698	Standex International Corp.	37,266
4,632	Steelcase, Inc., Class A	67,257
913	Sterling Construction Co., Inc.*	8,847
1,179	Sun Hydraulics Corp.	36,125
4,606	Swift Transportation Co.*	82,724
6,252	Swisher Hygiene, Inc.*	5,189
1,859	TAL International Group, Inc.*	79,565
2,813	Taser International, Inc.*	32,743
1,131	Team, Inc.*	44,109
1,015	Tecumseh Products Co., Class A*	9,815
2,053	Teledyne Technologies, Inc.*	158,430
1,011	Tennant Co.	51,935
3,567	Tetra Tech, Inc.*	81,256
1,170	Textainer Group Holdings Ltd.	40,786
1,489	Thermon Group Holdings, Inc.*	30,822
2,941	Titan International, Inc.	47,762
945	Titan Machinery, Inc.*	16,594
789	TMS International Corp., Class A	13,736
889	TRC Cos., Inc.*	6,507
944	Trex Co., Inc.*	41,791
2,181	Trimas Corp.*	76,640
2,235	TrueBlue, Inc.*	54,355
2,037	Tutor Perini Corp.*	39,070
457	Twin Disc, Inc.	12,060
1,174	Ultrapetrol (Bahamas) Ltd.*	3,933
804	UniFirst Corp.	77,088
2,228	United Stationers, Inc.	88,541
1,092	Universal Forest Products, Inc.	40,884
296	Universal Truckload Services, Inc.	7,459
10,549	US Airways Group, Inc.*	170,472
1,011	US Ecology, Inc.	28,399
4,212	USG Corp.*	98,308
4,985	UTi Worldwide, Inc.	82,302
1,117	Viad Corp.	25,211
971	Vicor Corp.*	7,584
227	VSE Corp.	10,224
3,762	Wabash National Corp.*	39,200
1,371	WageWorks, Inc.*	57,226
1,411	Watsco, Inc.	126,708
1,567	Watts Water Technologies, Inc., Class A	81,186
2,512	Werner Enterprises, Inc.	57,876
2,262	Wesco Aircraft Holdings, Inc.*	43,272
1,170	West Corp.	25,588
3,778	Woodward, Inc.	145,680
599	Xerium Technologies, Inc.*	6,469
1,613	XPO Logistics, Inc.*	37,034
594	YRC Worldwide, Inc.*	10,110
		11,387,897
	Information Technology — 11.7%

3,068	Accelrys, Inc.*	27,735
2,189	ACI Worldwide, Inc.*	106,539
2,966	Active Network, Inc. (The)*	29,067
2,600	Actuate Corp.*	18,070
4,061	Acxiom Corp.*	101,038
3,256	ADTRAN, Inc.	78,535
2,157	Advanced Energy Industries, Inc.*	39,322
1,794	Advent Software, Inc.	48,420
1,077	Aeroflex Holding Corp.*	7,561
781	Agilysys, Inc.*	8,817
316	Alliance Fiber Optic Products, Inc.	11,701
953	Alpha & Omega Semiconductor Ltd.*	6,747
1,016	Ambarella, Inc.*	14,569
1,318	American Software, Inc., Class A	10,570
3,853	Amkor Technology, Inc.*	15,451
4,521	ANADIGICS, Inc.*	8,319
638	Anaren, Inc.*	15,682
2,321	Angie’s List, Inc.*	48,648
1,489	Anixter International, Inc.*	124,421
4,017	Applied Micro Circuits Corp.*	43,223
6,401	ARRIS Group, Inc.*	100,304
6,260	Aruba Networks, Inc.*	104,104
5,148	Aspen Technology, Inc.*	172,098
1,754	ATMI, Inc.*	43,061
529	Audience, Inc.*	5,533
1,315	AVG Technologies N.V.*	28,496
3,365	Aviat Networks, Inc.*	8,547
1,708	Avid Technology, Inc.*	9,206
5,951	Axcelis Technologies, Inc.*	11,783
789	Badger Meter, Inc.	35,568
2,541	Bankrate, Inc.*	43,705
2,640	Bazaarvoice, Inc.*	28,248
542	Bel Fuse, Inc., Class B	9,756
2,419	Belden, Inc.	137,206
2,987	Benchmark Electronics, Inc.*	65,624
886	Black Box Corp.	23,541
2,508	Blackbaud, Inc.	90,338
632	Blackhawk Network Holdings, Inc.*	15,490
2,252	Blucora, Inc.*	45,085
2,078	Bottomline Technologies (de), Inc.*	56,563
1,545	Brightcove, Inc.*	14,446
1,540	BroadSoft, Inc.*	49,573
3,653	Brooks Automation, Inc.	32,146
1,279	Cabot Microelectronics Corp.*	46,197
1,267	CACI International, Inc., Class A*	85,396
1,926	CalAmp Corp.*	31,567
2,199	Calix, Inc.*	28,257
2,063	Callidus Software, Inc.*	15,864
665	Carbonite, Inc.*	10,241
2,464	Cardtronics, Inc.*	85,476
566	Cass Information Systems, Inc.	29,704
2,820	Cavium, Inc.*	107,075
1,216	CEVA, Inc.*	22,046
329	ChannelAdvisor Corp.*	10,074
2,254	Checkpoint Systems, Inc.*	33,066
4,099	CIBER, Inc.*	14,920
5,578	Ciena Corp.*	111,114
3,482	Cirrus Logic, Inc.*	78,345
2,387	Cognex Corp.	136,011
1,337	Coherent, Inc.	75,046
1,358	Cohu, Inc.	13,485

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,554	CommVault Systems, Inc.*	$214,102
850	Computer Task Group, Inc.	15,198
1,961	comScore, Inc.*	55,869
924	Comtech Telecommunications Corp.	22,148
1,219	Comverse, Inc.*	36,875
1,687	Constant Contact, Inc.*	32,272
5,772	Convergys Corp.	101,760
2,218	Cornerstone OnDemand, Inc.*	114,249
1,568	CoStar Group, Inc.*	232,864
2,177	Cray, Inc.*	53,249
1,862	CSG Systems International, Inc.	43,831
1,842	CTS Corp.	25,641
440	Cyan, Inc.*	4,092
8,078	Cypress Semiconductor Corp.*	91,443
2,007	Daktronics, Inc.	21,455
1,051	Datalink Corp.*	13,779
2,389	Dealertrack Technologies, Inc.*	94,580
1,988	Demand Media, Inc.*	12,882
883	Demandware, Inc.*	37,157
2,230	Dice Holdings, Inc.*	18,576
1,420	Digi International, Inc.*	13,192
344	Digimarc Corp.	6,539
1,938	Digital River, Inc.*	33,489
1,972	Diodes, Inc.*	49,103
1,086	DSP Group, Inc.*	6,896
1,003	DTS, Inc.*	20,120
811	E2open, Inc.*	16,407
5,662	EarthLink, Inc.	27,857
1,708	Ebix, Inc.	19,420
718	eGain Corp.*	9,693
1,031	Electro Rent Corp.	17,527
1,309	Electro Scientific Industries, Inc.	14,386
2,550	Electronics For Imaging, Inc.*	74,664
1,446	Ellie Mae, Inc.*	41,992
4,992	Emulex Corp.*	35,942
7,654	Entegris, Inc.*	71,948
4,921	Entropic Communications, Inc.*	20,570
1,241	Envestnet, Inc.*	34,289
1,201	EPAM Systems, Inc.*	38,408
1,728	EPIQ Systems, Inc.	21,168
207	ePlus, Inc.	10,754
2,738	Euronet Worldwide, Inc.*	94,050
1,621	EVERTEC, Inc.	38,693
2,102	Exar Corp.*	25,686
1,793	ExlService Holdings, Inc.*	48,608
5,109	Extreme Networks*	19,057
1,558	Fabrinet*	21,750
1,971	Fair Isaac Corp.	98,708
939	FARO Technologies, Inc.*	34,865
2,293	FEI Co.	179,496
5,133	Finisar Corp.*	105,072
898	FleetMatics Group PLC*	44,406
2,964	FormFactor, Inc.*	17,991
690	Forrester Research, Inc.	22,756
4,178	Fusion-io, Inc.*	44,663
3,638	Global Cash Access Holdings, Inc.*	28,013
1,179	Global Eagle Entertainment, Inc.*	10,411
1,300	Globecomm Systems, Inc.*	18,070
3,112	Glu Mobile, Inc.*	7,531
1,667	GSI Group, Inc.*	14,053
1,128	GSI Technology, Inc.*	7,467
6,560	GT Advanced Technologies, Inc.*	42,378
922	Guidance Software, Inc.*	7,763
2,304	Guidewire Software, Inc.*	105,892
1,427	Hackett Group, Inc. (The)	9,147
5,567	Harmonic, Inc.*	39,359
1,996	Heartland Payment Systems, Inc.	73,752
1,723	Higher One Holdings, Inc.*	12,785
1,732	Hittite Microwave Corp.*	105,929
1,286	Hutchinson Technology, Inc.*	4,398
1,913	iGATE Corp.*	44,669
1,863	Imation Corp.*	7,769
1,533	Immersion Corp.*	19,561
1,109	Imperva, Inc.*	52,345
6,366	Infinera Corp.*	59,013
2,751	Infoblox, Inc.*	96,010
1,432	Inphi Corp.*	18,215
2,391	Insight Enterprises, Inc.*	45,692
7,241	Integrated Device Technology, Inc.*	63,069
1,545	Integrated Silicon Solution, Inc.*	16,083
851	Interactive Intelligence Group, Inc.*	50,124
2,261	InterDigital, Inc.	80,356
3,323	Intermec, Inc.*	32,798
947	Intermolecular, Inc.*	5,673
2,944	Internap Network Services Corp.*	21,462
3,815	International Rectifier Corp.*	91,102
6,987	Intersil Corp., Class A	72,455
2,109	IntraLinks Holdings, Inc.*	16,492
3,118	InvenSense, Inc.*	55,719
2,172	Itron, Inc.*	81,363
3,103	Ixia*	45,056
1,329	IXYS Corp.	12,320
2,523	j2 Global, Inc.	124,233
2,175	Jive Software, Inc.*	26,948
2,468	Kemet Corp.*	10,119
3,643	Kopin Corp.*	12,022
852	KVH Industries, Inc.*	10,872
6,353	Lattice Semiconductor Corp.*	30,240
2,935	Limelight Networks, Inc.*	5,929
3,199	Lionbridge Technologies, Inc.*	11,228
1,365	Liquidity Services, Inc.*	40,459
1,214	Littelfuse, Inc.	89,557
3,026	LivePerson, Inc.*	28,202
1,336	LogMeIn, Inc.*	39,799
2,612	LTX-Credence Corp.*	10,605
581	M/A-COM Technology Solutions Holdings, Inc.*	9,505
1,069	Manhattan Associates, Inc.*	93,537
1,310	ManTech International Corp., Class A	37,269
1,246	Marchex, Inc., Class B	8,535
504	Marin Software, Inc.*	6,653
383	Marketo, Inc.*	13,436
3,753	MAXIMUS, Inc.	140,775
1,270	MaxLinear, Inc., Class A*	10,693
1,603	Maxwell Technologies, Inc.*	14,171
848	Measurement Specialties, Inc.*	40,144
5,239	Mentor Graphics Corp.	116,096
1,776	Mercury Systems, Inc.*	15,504
145	Mesa Laboratories, Inc.	9,434
2,036	Methode Electronics, Inc.	48,640
2,558	Micrel, Inc.	23,534
5,105	Microsemi Corp.*	131,403
497	MicroStrategy, Inc., Class A*	45,630
1,939	Millennial Media, Inc.*	12,700
2,376	Mindspeed Technologies, Inc.*	7,389
1,370	Mitek Systems, Inc.*	7,083
2,912	MKS Instruments, Inc.	72,946
446	Model N, Inc.*	6,427
2,032	ModusLink Global Solutions, Inc.*	5,710
1,176	MoneyGram International, Inc.*	23,826

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,020	Monolithic Power Systems, Inc.	$61,852
2,100	Monotype Imaging Holdings, Inc.	54,075
6,402	Monster Worldwide, Inc.*	28,809
2,583	MoSys, Inc.*	9,402
2,190	Move, Inc.*	31,755
869	MTS Systems Corp.	52,288
482	Multi-Fineline Electronix, Inc.*	7,259
1,270	Nanometrics, Inc.*	18,148
2,200	Navarre Corp.*	7,524
1,380	Neonode, Inc.*	9,177
1,109	NeoPhotonics Corp.*	7,098
123	Net Element International, Inc.*	524
2,116	NETGEAR, Inc.*	61,237
1,989	Netscout Systems, Inc.*	49,407
2,147	Newport Corp.*	32,935
3,563	NIC, Inc.	79,312
768	Numerex Corp., Class A*	7,903
267	NVE Corp.*	13,168
2,965	OmniVision Technologies, Inc.*	45,809
1,252	OpenTable, Inc.*	93,324
1,046	Oplink Communications, Inc.*	19,445
1,095	OSI Systems, Inc.*	79,606
1,145	Park Electrochemical Corp.	30,503
4,864	Parkervision, Inc.*	16,100
513	PC Connection, Inc.	7,618
1,014	PC-Tel, Inc.	8,234
1,381	PDF Solutions, Inc.*	27,413
956	Pegasystems, Inc.	35,229
1,452	Peregrine Semiconductor Corp.*	15,987
1,840	Perficient, Inc.*	29,679
1,260	Pericom Semiconductor Corp.*	8,858
3,339	Photronics, Inc.*	24,308
2,335	Planet Payment, Inc.*	5,697
2,378	Plantronics, Inc.	102,730
1,874	Plexus Corp.*	61,355
2,503	PLX Technology, Inc.*	13,641
11,209	PMC-Sierra, Inc.*	69,832
1,592	Power Integrations, Inc.	82,975
1,585	PRGX Global, Inc.*	9,621
1,129	Procera Networks, Inc.*	14,621
3,029	Progress Software Corp.*	74,089
1,199	Proofpoint, Inc.*	34,543
1,235	PROS Holdings, Inc.*	40,508
6,572	PTC, Inc.*	171,332
323	QAD, Inc., Class A	3,999
4,781	QLIK Technologies, Inc.*	156,769
4,892	QLogic Corp.*	51,806
818	Qualys, Inc.*	16,352
11,664	Quantum Corp.*	16,796
1,722	QuinStreet, Inc.*	14,999
1,278	Radisys Corp.*	4,332
379	Rally Software Development Corp.*	9,790
6,133	Rambus, Inc.*	50,045
2,223	RealD, Inc.*	18,206
1,234	RealNetworks, Inc.*	9,440
2,557	RealPage, Inc.*	52,955
458	Reis, Inc.*	7,846
2,022	Responsys, Inc.*	29,016
15,452	RF Micro Devices, Inc.*	76,642
668	Richardson Electronics Ltd.	7,348
1	Riverbed Technology, Inc.*	15
1,553	Rofin-Sinar Technologies, Inc.*	34,927
938	Rogers Corp.*	52,031
637	Rosetta Stone, Inc.*	9,835
972	Rubicon Technology, Inc.*	11,868
2,392	Ruckus Wireless, Inc.*	32,507
1,794	Rudolph Technologies, Inc.*	18,568
4,548	Sanmina Corp.*	73,996
931	Sapiens International Corp. N.V.	5,102
6,063	Sapient Corp.*	90,642
1,532	ScanSource, Inc.*	47,461
1,251	SciQuest, Inc.*	26,021
1,799	Seachange International, Inc.*	17,990
3,701	Semtech Corp.*	109,994
3,355	ServiceSource International, Inc.*	40,629
3,234	ShoreTel, Inc.*	15,879
407	Shutterstock, Inc.*	20,203
1,683	Sigma Designs, Inc.*	7,961
1,858	Silicon Graphics International Corp.*	27,387
4,241	Silicon Image, Inc.*	22,986
325	Silver Spring Networks, Inc.*	6,627
11,854	Sonus Networks, Inc.*	40,896
1,711	Sourcefire, Inc.*	129,112
2,598	Spansion, Inc., Class A*	26,941
966	Spark Networks, Inc.*	6,723
825	SPS Commerce, Inc.*	51,430
3,200	SS&C Technologies Holdings, Inc.*	113,248
717	Stamps.com, Inc.*	30,028
1,850	STEC, Inc.*	12,598
12,736	SunEdison, Inc.*	93,737
2,265	SunPower Corp.*	48,675
1,750	Super Micro Computer, Inc.*	22,470
541	Supertex, Inc.	12,475
2,761	Support.com, Inc.*	14,192
2,158	Sykes Enterprises, Inc.*	36,751
2,252	Symmetricom, Inc.*	10,945
1,785	Synaptics, Inc.*	69,008
1,600	Synchronoss Technologies, Inc.*	55,008
1,450	SYNNEX Corp.*	68,889
848	Syntel, Inc.	60,946
4,449	Take-Two Interactive Software, Inc.*	81,684
1,702	Tangoe, Inc.*	35,385
777	TechTarget, Inc.*	3,465
2,614	TeleCommunication Systems, Inc., Class A*	6,744
975	Telenav, Inc.*	5,284
1,094	TeleTech Holdings, Inc.*	26,770
19,535	Tellabs, Inc.	43,368
301	Tessco Technologies, Inc.	9,500
2,899	Tessera Technologies, Inc.	53,168
6,955	TiVo, Inc.*	81,165
436	Travelzoo, Inc.*	11,776
8,970	TriQuint Semiconductor, Inc.*	67,634
1,523	Trulia, Inc.*	63,247
2,908	TTM Technologies, Inc.*	27,742
1,731	Tyler Technologies, Inc.*	127,904
692	Ubiquiti Networks, Inc.	24,262
1,519	Ultimate Software Group, Inc.*	212,979
1,312	Ultra Clean Holdings, Inc.*	8,725
1,523	Ultratech, Inc.*	43,070
555	Uni-Pixel, Inc.*	10,773
2,425	Unisys Corp.*	61,013
5,082	United Online, Inc.	39,894
2,210	Universal Display Corp.*	76,488
5,430	Unwired Planet, Inc.*	10,045
4,187	ValueClick, Inc.*	88,597
1,589	VASCO Data Security International, Inc.*	12,553
2,151	Veeco Instruments, Inc.*	75,543
2,895	Verint Systems, Inc.*	95,969

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,174	ViaSat, Inc.*	$138,549
200	Viasystems Group, Inc.*	2,824
2,319	VirnetX Holding Corp.*	44,873
1,123	Virtusa Corp.*	29,557
679	Vishay Precision Group, Inc.*	9,594
1,793	Vistaprint N.V.*	95,459
1,032	Vocus, Inc.*	9,536
1,374	Volterra Semiconductor Corp.*	31,492
3,684	Vringo, Inc.*	11,531
2,303	Web.com Group, Inc.*	64,991
1,928	WebMD Health Corp.*	60,578
2,443	Westell Technologies, Inc., Class A*	7,256
2,132	WEX, Inc.*	170,624
1,471	XO Group, Inc.*	17,593
402	Xoom Corp.*	10,810
1,635	Yelp, Inc.*	84,987
1,280	Zillow, Inc., Class A*	123,456
3,399	Zix Corp.*	14,650
914	Zygo Corp.*	12,622
		14,370,175
	Materials — 3.1%

1,616	A. Schulman, Inc.	43,567
962	A.M. Castle & Co.*	15,209
553	Advanced Emissions Solutions, Inc.*	21,595
240	AEP Industries, Inc.*	18,778
7,489	AK Steel Holding Corp.*	25,163
5,708	Allied Nevada Gold Corp.*	26,485
1,530	AMCOL International Corp.	50,444
325	American Pacific Corp.*	15,922
1,573	American Vanguard Corp.	39,451
1,092	Arabian American Development Co.*	8,518
3,835	Axiall Corp.	153,515
1,630	Balchem Corp.	78,012
3,042	Berry Plastics Group, Inc.*	69,996
677	Boise Cascade Co.*	15,639
5,543	Boise, Inc.	47,393
2,972	Calgon Carbon Corp.*	51,118
2,825	Century Aluminum Co.*	22,063
354	Chase Corp.	10,521
5,401	Chemtura Corp.*	118,390
1,220	Clearwater Paper Corp.*	58,145
5,575	Coeur Mining, Inc.*	80,503
6,421	Commercial Metals Co.	95,544
612	Deltic Timber Corp.	36,812
3,980	Ferro Corp.*	29,253
2,622	Flotek Industries, Inc.*	51,889
1,194	FutureFuel Corp.	19,271
3,155	General Moly, Inc.*	5,206
3,542	Globe Specialty Metals, Inc.	45,515
1,822	Gold Resource Corp.	15,287
11,533	Graphic Packaging Holding Co.*	95,839
439	GSE Holding, Inc.*	1,018
2,764	H.B. Fuller Co.	103,070
300	Handy & Harman Ltd.*	6,252
517	Hawkins, Inc.	19,170
678	Haynes International, Inc.	29,988
4,015	Headwaters, Inc.*	34,368
18,285	Hecla Mining Co.	62,535
2,423	Horsehead Holding Corp.*	28,761
1,206	Innophos Holdings, Inc.	59,058
1,291	Innospec, Inc.	52,828
3,006	Intrepid Potash, Inc.	37,395
1,039	Kaiser Aluminum Corp.	71,816
2,243	KapStone Paper and Packaging Corp.	94,206
450	KMG Chemicals, Inc.	10,602
1,138	Koppers Holdings, Inc.	44,120
1,787	Kraton Performance Polymers, Inc.*	33,149
1,425	Landec Corp.*	18,810
7,656	Louisiana-Pacific Corp.*	114,534
1,050	LSB Industries, Inc.*	31,521
1,128	Materion Corp.	33,163
6,165	Midway Gold Corp.*	6,288
1,915	Minerals Technologies, Inc.	85,026
6,813	Molycorp, Inc.*	41,559
1,549	Myers Industries, Inc.	28,749
878	Neenah Paper, Inc.	32,135
1,852	Noranda Aluminum Holding Corp.	5,056
4,411	Olin Corp.	101,894
498	Olympic Steel, Inc.	12,938
1,756	OM Group, Inc.*	49,906
2,585	OMNOVA Solutions, Inc.*	19,956
2,358	P. H. Glatfelter Co.	60,412
7,575	Paramount Gold and Silver Corp.*	11,514
528	Penford Corp.*	7,154
5,459	PolyOne Corp.	147,502
722	Quaker Chemical Corp.	47,912
3,835	Resolute Forest Products, Inc.*	48,359
1,721	RTI International Metals, Inc.*	53,299
1,414	Schnitzer Steel Industries, Inc., Class A	35,703
1,724	Schweitzer-Mauduit International, Inc.	98,733
2,749	Sensient Technologies Corp.	113,974
1,036	Stepan Co.	58,472
6,488	Stillwater Mining Co.*	73,898
3,845	SunCoke Energy, Inc.*	60,482
867	Taminco Corp.*	17,123
1,195	Texas Industries, Inc.*	70,146
1,352	Tredegar Corp.	30,217
1,178	U.S. Silica Holdings, Inc.	27,683
306	UFP Technologies, Inc.*	6,313
107	United States Lime & Minerals, Inc.*	6,294
380	Universal Stainless & Alloy Products, Inc.*	10,465
777	US Concrete, Inc.*	15,214
3,438	Walter Energy, Inc.	44,488
2,714	Wausau Paper Corp.	29,773
2,905	Worthington Industries, Inc.	96,824
1,244	Zep, Inc.	17,516
1,511	Zoltek Cos., Inc.*	20,912
		3,845,296
	Telecommunication Services — 0.5%

3,963	8x8, Inc.*	36,658
504	Atlantic Tele-Network, Inc.	23,809
1,020	Boingo Wireless, Inc.*	7,293
1,473	Cbeyond, Inc.*	9,663
11,423	Cincinnati Bell, Inc.*	34,155
2,594	Cogent Communications Group, Inc.	80,492
2,204	Consolidated Communications Holdings, Inc.	36,763
1,140	Fairpoint Communications, Inc.*	10,647
1,728	General Communication, Inc., Class A*	15,465
568	Hawaiian Telcom Holdco, Inc.*	14,092

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
747	HickoryTech Corp.	$7,485
845	IDT Corp., Class B	14,044
2,932	inContact, Inc.*	23,837
1,787	Inteliquent, Inc.	14,296
3,527	Iridium Communications, Inc.*	23,596
2,966	Leap Wireless International, Inc.*	45,024
848	Lumos Networks Corp.	13,356
1,019	magicJack VocalTec Ltd.*	14,307
9,451	NII Holdings, Inc.*	56,517
840	NTELOS Holdings Corp.	13,961
1,991	ORBCOMM, Inc.*	9,477
2,643	Premiere Global Services, Inc.*	25,584
674	Primus Telecommunications Group, Inc.	2,709
1,318	Shenandoah Telecommunications Co.	22,604
422	Straight Path Communications, Inc., Class B*	2,169
3,648	Towerstream Corp.*	8,062
1,189	USA Mobility, Inc.	16,789
8,534	Vonage Holdings Corp.*	26,626
		609,480
	Utilities — 2.0%

2,193	ALLETE, Inc.	103,510
1,060	American States Water Co.	55,756
417	Artesian Resources Corp., Class A	9,091
6,583	Atlantic Power Corp.	26,134
3,292	Avista Corp.	86,481
2,442	Black Hills Corp.	117,265
2,622	California Water Service Group	52,309
528	Chesapeake Utilities Corp.	27,567
3,321	Cleco Corp.	149,976
594	Connecticut Water Service, Inc.	18,093
804	Consolidated Water Co., Ltd.	10,267
377	Delta Natural Gas Co., Inc.	7,623
5,494	Dynegy, Inc.*	106,748
2,209	El Paso Electric Co.	75,990
2,344	Empire District Electric Co. (The)	49,622
709	Genie Energy Ltd., Class B*	6,041
2,760	IDACORP, Inc.	132,121
1,794	Laclede Group, Inc. (The)	79,887
1,270	MGE Energy, Inc.	66,180
869	Middlesex Water Co.	17,397
2,295	New Jersey Resources Corp.	98,869
1,481	Northwest Natural Gas Co.	60,780
2,081	NorthWestern Corp.	83,594
970	Ormat Technologies, Inc.	24,318
1,993	Otter Tail Corp.	52,376
4,149	Piedmont Natural Gas Co., Inc.	133,847
4,376	PNM Resources, Inc.	95,878
4,158	Portland General Electric Co.	119,792
946	Pure Cycle Corp.*	4,919
850	SJW Corp.	22,227
1,756	South Jersey Industries, Inc.	101,427
2,545	Southwest Gas Corp.	119,055
2,785	UIL Holdings Corp.	105,162
759	Unitil Corp.	21,358
2,278	UNS Energy Corp.	104,173
2,841	WGL Holdings, Inc.	118,583
710	York Water Co.	13,859
		2,478,275
	Total Common Stocks (Cost $76,557,578)	79,981,514

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

470	Firsthand Technology Value Fund, Inc.*	10,641
662	Stellus Capital Investment Corp.	9,970
		20,611
	Total Investment Companies (Cost $19,150)	20,611

No. of Rights
	Rights — 0.0%‡
15	Biglari Holdings, Inc., expiring 09/16/13 at $265.00*	444
363	Omthera Pharmaceuticals, Inc., at $4.70*^	—
5,147	Unwired Planet, Inc., expiring 09/09/13 at $1.66*^	51
	Total Rights (Cost $—)	495

No. of Warrants
	Warrants — 0.0%‡
2	Tejon Ranch Co., expiring 08/31/16 at $40.00*	8
	Total Warrants (Cost $—)	8

Principal Amount
	U.S. Government & Agency Securities (a) — 1.2%
	Federal Home Loan Bank
$1,280,174	0.00%, due 09/03/13	1,280,174
	Federal National Mortgage Association
148,500	0.01%, due 09/03/13	148,500
	Total U.S. Government & Agency Securities (Cost $1,428,674)	1,428,674

	Repurchase Agreements (a)(b) — 7.6%
9,386,738	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $9,386,778	9,386,738
	Total Repurchase Agreements (Cost $9,386,738)	9,386,738

	Total Investment Securities (Cost $87,392,140) — 73.8%	90,818,040
	Other assets less liabilities — 26.2%	32,264,293
	Net Assets — 100.0%	$123,082,333

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $51 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $14,796,580.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,517,699
Aggregate gross unrealized depreciation	(3,185,287)
Net unrealized appreciation	$3,332,412
Federal income tax cost of investments	$87,485,628

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	101	09/20/13	$10,190,900	$333,889

Cash collateral in the amount of $1,517,400 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$19,732,017	$389,560

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	4,348,663	4,803,791

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	7,628,629	239,292

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	7,171,387	2,751,434

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	87,978,915	6,035,108

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	67,590,274	4,517,192

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	36,694,363	2,925,020

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	33,239,106	5,479,887

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	14,613,308	3,678,226

		$30,819,510

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 58.9%
	Consumer Discretionary — 3.7%

33	Aaron’s, Inc.	$893
36	Abercrombie & Fitch Co., Class A	1,271
15	Allison Transmission Holdings, Inc.	338
35	American Eagle Outfitters, Inc.	506
50	Apollo Group, Inc., Class A*	928
56	Ascena Retail Group, Inc.*	914
103	Best Buy Co., Inc.	3,708
22	Big Lots, Inc.*	779
216	Carnival Corp.	7,795
27	CBS Corp. (Non-Voting), Class B	1,380
5	Chico’s FAS, Inc.	78
14	Choice Hotels International, Inc.	537
103	Comcast Corp., Class A	4,335
31	CST Brands, Inc.*	915
146	D.R. Horton, Inc.	2,606
23	Darden Restaurants, Inc.	1,063
10	Deckers Outdoor Corp.*	587
32	DeVry, Inc.	960
5	Dillard’s, Inc., Class A	381
38	DreamWorks Animation SKG, Inc., Class A*	1,075
2	DSW, Inc., Class A	172
68	Foot Locker, Inc.	2,190
1,294	Ford Motor Co.	20,950
61	GameStop Corp., Class A	3,063
118	Gannett Co., Inc.	2,843
63	Garmin Ltd.	2,569
430	General Motors Co.*	14,654
32	Gentex Corp.	721
4	Genuine Parts Co.	308
31	Guess?, Inc.	946
35	Harman International Industries, Inc.	2,241
9	Hasbro, Inc.	410
23	Hyatt Hotels Corp., Class A*	998
121	Interpublic Group of Cos., Inc. (The)	1,902
88	J.C. Penney Co., Inc.*	1,098
23	John Wiley & Sons, Inc., Class A	1,007
354	Johnson Controls, Inc.	14,348
115	Kohl’s Corp.	5,901
37	Lear Corp.	2,544
74	Leggett & Platt, Inc.	2,140
85	Lennar Corp., Class A	2,704
30	Liberty Global PLC, Class A*	2,330
251	Liberty Interactive Corp., Class A*	5,668
52	Liberty Media Corp.*	7,097
45	Macy’s, Inc.	1,999
14	Marriott International, Inc., Class A	560
192	MGM Resorts International*	3,396
31	Mohawk Industries, Inc.*	3,642
63	Newell Rubbermaid, Inc.	1,594
67	News Corp., Class A*	1,052
1	Norwegian Cruise Line Holdings Ltd.*	31
35	Penn National Gaming, Inc.*	1,841
5	PVH Corp.	644
33	Regal Entertainment Group, Class A	590
84	Royal Caribbean Cruises Ltd.	3,082
22	Sears Holdings Corp.*	973
24	Service Corp. International	434
38	Signet Jewelers Ltd.	2,523
841	Sirius XM Radio, Inc.	3,011
343	Staples, Inc.	4,771
58	Starwood Hotels & Resorts Worldwide, Inc.	3,709
7	Starz, Class A*	175
72	Target Corp.	4,558
2	Taylor Morrison Home Corp., Class A*	41
193	Thomson Reuters Corp.	6,346
481	Time Warner, Inc.	29,115
87	Toll Brothers, Inc.*	2,663
56	TRW Automotive Holdings Corp.*	3,868
270	Twenty-First Century Fox, Inc.	8,459
724	Walt Disney Co. (The)	44,041
2	Washington Post Co. (The), Class B	1,128
6	Weight Watchers International, Inc.	216
146	Wendy’s Co. (The)	1,104
38	Whirlpool Corp.	4,889
		270,308
	Consumer Staples — 3.5%

314	Archer-Daniels-Midland Co.	11,056
83	Beam, Inc.	5,200
76	Bunge Ltd.	5,759
31	Campbell Soup Co.	1,339
11	Clorox Co. (The)	910
16	ConAgra Foods, Inc.	541
5	Constellation Brands, Inc., Class A*	271
560	CVS Caremark Corp.	32,508
48	Dean Foods Co.*	920
32	Energizer Holdings, Inc.	3,163
35	Ingredion, Inc.	2,203
48	J.M. Smucker Co. (The)	5,095
10	Kellogg Co.	607
33	Kimberly-Clark Corp.	3,085
72	Molson Coors Brewing Co., Class B	3,513
921	Mondelez International, Inc., Class A	28,247
7	Pinnacle Foods, Inc.	190
1,415	Procter & Gamble Co. (The)	110,214
40	Reynolds American, Inc.	1,905
115	Safeway, Inc.	2,978
72	Smithfield Foods, Inc.*	2,414
200	Sysco Corp.	6,404
145	Tyson Foods, Inc., Class A	4,198
121	Walgreen Co.	5,816
280	Wal-Mart Stores, Inc.	20,434
		258,970
	Energy — 8.9%

245	Anadarko Petroleum Corp.	22,398
202	Apache Corp.	17,307
24	Atwood Oceanics, Inc.*	1,336
214	Baker Hughes, Inc.	9,949
47	Cameron International Corp.*	2,669
299	Chesapeake Energy Corp.	7,717
1,001	Chevron Corp.	120,550
45	Cimarex Energy Co.	3,772
12	Cobalt International Energy, Inc.*	293
631	ConocoPhillips	41,835
118	CONSOL Energy, Inc.	3,685
193	Denbury Resources, Inc.*	3,337
210	Devon Energy Corp.	11,989
36	Diamond Offshore Drilling, Inc.	2,305
37	Energen Corp.	2,454
9	EOG Resources, Inc.	1,413
7	EQT Corp.	600
2,296	Exxon Mobil Corp.	200,119
23	Golar LNG Ltd.	860
7	Gulfport Energy Corp.*	413
49	Helmerich & Payne, Inc.	3,089
158	Hess Corp.	11,826
105	HollyFrontier Corp.	4,670
29	Kinder Morgan, Inc.	1,100
2	Laredo Petroleum Holdings, Inc.*	53
366	Marathon Oil Corp.	12,601
168	Marathon Petroleum Corp.	12,182
122	McDermott International, Inc.*	915
99	Murphy Oil Corp.	6,675
152	Nabors Industries Ltd.	2,341

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
221	National Oilwell Varco, Inc.	$16,420
70	Newfield Exploration Co.*	1,667
162	Noble Energy, Inc.	9,952
416	Occidental Petroleum Corp.	36,695
28	Oil States International, Inc.*	2,498
76	Patterson-UTI Energy, Inc.	1,489
12	PBF Energy, Inc.	264
139	Peabody Energy Corp.	2,391
320	Phillips 66	18,272
18	Pioneer Natural Resources Co.	3,150
83	QEP Resources, Inc.	2,268
64	Rowan Cos. PLC, Class A*	2,267
6	RPC, Inc.	86
255	SandRidge Energy, Inc.*	1,313
346	Spectra Energy Corp.	11,456
82	Superior Energy Services, Inc.*	2,014
20	Teekay Corp.	799
70	Tesoro Corp.	3,226
26	Tidewater, Inc.	1,403
79	Ultra Petroleum Corp.*	1,635
25	Unit Corp.*	1,151
282	Valero Energy Corp.	10,020
56	Whiting Petroleum Corp.*	2,826
159	Williams Cos., Inc. (The)	5,762
30	World Fuel Services Corp.	1,145
103	WPX Energy, Inc.*	1,922
		652,544
	Financials — 17.1%

176	ACE Ltd.	15,439
241	Aflac, Inc.	13,927
37	Alexandria Real Estate Equities, Inc. (REIT)	2,282
9	Alleghany Corp.*	3,484
12	Allied World Assurance Co. Holdings AG	1,101
242	Allstate Corp. (The)	11,597
54	American Campus Communities, Inc. (REIT)	1,799
205	American Capital Agency Corp. (REIT)	4,666
157	American Capital Ltd.*	1,959
35	American Financial Group, Inc./OH	1,804
762	American International Group, Inc.*	35,403
4	American National Insurance Co.	420
71	Ameriprise Financial, Inc.	6,117
489	Annaly Capital Management, Inc. (REIT)	5,707
37	Aon PLC	2,456
34	Apartment Investment & Management Co., Class A (REIT)	936
64	Arch Capital Group Ltd.*	3,412
138	Ares Capital Corp.	2,426
4	Artisan Partners Asset Management, Inc.	192
34	Aspen Insurance Holdings Ltd.	1,209
87	Associated Banc-Corp	1,388
40	Assurant, Inc.	2,122
87	Assured Guaranty Ltd.	1,730
67	AvalonBay Communities, Inc. (REIT)	8,301
46	Axis Capital Holdings Ltd.	1,978
5,567	Bank of America Corp.	78,606
23	Bank of Hawaii Corp.	1,184
599	Bank of New York Mellon Corp. (The)	17,814
33	BankUnited, Inc.	975
362	BB&T Corp.	12,294
929	Berkshire Hathaway, Inc., Class B*	103,323
96	BioMed Realty Trust, Inc. (REIT)	1,767
44	BlackRock, Inc.	11,454
14	BOK Financial Corp.	897
71	Boston Properties, Inc. (REIT)	7,277
81	Brandywine Realty Trust (REIT)	1,038
40	BRE Properties, Inc. (REIT)	1,920
33	Brown & Brown, Inc.	1,028
44	Camden Property Trust (REIT)	2,719
302	Capital One Financial Corp.	19,494
101	CapitalSource, Inc.	1,167
57	CBL & Associates Properties, Inc. (REIT)	1,094
490	Charles Schwab Corp. (The)	10,231
531	Chimera Investment Corp. (REIT)	1,561
115	Chubb Corp. (The)	9,565
84	Cincinnati Financial Corp.	3,837
104	CIT Group, Inc.*	4,978
1,571	Citigroup, Inc.	75,926
24	City National Corp./CA	1,571
164	CME Group, Inc.	11,662
14	CNA Financial Corp.	494
96	Comerica, Inc.	3,921
40	Commerce Bancshares, Inc./MO	1,728
61	CommonWealth REIT (REIT)	1,498
44	Corporate Office Properties Trust (REIT)	1,002
22	Corrections Corp. of America (REIT)	725
27	Cullen/Frost Bankers, Inc.	1,913
136	DDR Corp. (REIT)	2,111
14	Digital Realty Trust, Inc. (REIT)	778
253	Discover Financial Services	11,954
74	Douglas Emmett, Inc. (REIT)	1,709
166	Duke Realty Corp. (REIT)	2,422
148	E*TRADE Financial Corp.*	2,078
70	East West Bancorp, Inc.	2,046
15	Endurance Specialty Holdings Ltd.	752
12	Equity Lifestyle Properties, Inc. (REIT)	417
186	Equity Residential (REIT)	9,652
20	Essex Property Trust, Inc. (REIT)	2,866
26	Everest Re Group Ltd.	3,561
53	Extra Space Storage, Inc. (REIT)	2,185
12	Federal Realty Investment Trust (REIT)	1,168
13	Federated Investors, Inc., Class B	353
118	Fidelity National Financial, Inc., Class A	2,798
452	Fifth Third Bancorp	8,267
4	First Citizens BancShares, Inc./NC, Class A	809
125	First Horizon National Corp.	1,382
183	First Niagara Financial Group, Inc.	1,848
60	First Republic Bank/CA	2,657
82	Forest City Enterprises, Inc., Class A*	1,468
101	Fulton Financial Corp.	1,221
307	General Growth Properties, Inc. (REIT)	5,888
255	Genworth Financial, Inc., Class A*	3,009
237	Goldman Sachs Group, Inc. (The)	36,055
16	Hanover Insurance Group, Inc. (The)	852
235	Hartford Financial Services Group, Inc.	6,956
51	Hatteras Financial Corp. (REIT)	933
52	HCC Insurance Holdings, Inc.	2,194
235	HCP, Inc. (REIT)	9,572
147	Health Care REIT, Inc. (REIT)	9,032
58	Healthcare Trust of America, Inc., Class A (REIT)	597
29	Home Properties, Inc. (REIT)	1,673
72	Hospitality Properties Trust (REIT)	1,945
385	Host Hotels & Resorts, Inc. (REIT)	6,557
20	Howard Hughes Corp. (The)*	2,044

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
273	Hudson City Bancorp, Inc.	$2,509
433	Huntington Bancshares, Inc./OH	3,568
39	ING US, Inc.	1,123
24	Interactive Brokers Group, Inc., Class A	403
230	Invesco Ltd.	6,983
23	Jones Lang LaSalle, Inc.	1,892
1,952	JPMorgan Chase & Co.	98,635
25	Kemper Corp.	849
475	KeyCorp	5,543
39	Kilroy Realty Corp. (REIT)	1,903
211	Kimco Realty Corp. (REIT)	4,226
57	Legg Mason, Inc.	1,854
132	Leucadia National Corp.	3,291
67	Liberty Property Trust (REIT)	2,318
139	Lincoln National Corp.	5,844
146	Loews Corp.	6,491
6	LPL Financial Holdings, Inc.	221
67	M&T Bank Corp.	7,594
71	Macerich Co. (The) (REIT)	3,996
45	Mack-Cali Realty Corp. (REIT)	972
7	Markel Corp.*	3,575
95	Marsh & McLennan Cos., Inc.	3,917
73	MBIA, Inc.*	864
75	McGraw Hill Financial, Inc.	4,378
14	Mercury General Corp.	614
462	MetLife, Inc.	21,340
187	MFA Financial, Inc. (REIT)	1,346
22	Mid-America Apartment Communities, Inc. (REIT)	1,357
786	Morgan Stanley	20,247
36	MSCI, Inc.*	1,350
58	NASDAQ OMX Group, Inc. (The)	1,732
61	National Retail Properties, Inc. (REIT)	1,868
228	New York Community Bancorp, Inc.	3,340
124	Northern Trust Corp.	6,804
125	NYSE Euronext	5,225
134	Old Republic International Corp.	1,903
28	PartnerRe Ltd.	2,440
160	People’s United Financial, Inc.	2,275
87	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,495
273	PNC Financial Services Group, Inc. (The)	19,730
53	Popular, Inc.*	1,646
28	Post Properties, Inc. (REIT)	1,266
152	Principal Financial Group, Inc.	6,220
32	ProAssurance Corp.	1,508
61	Progressive Corp. (The)	1,529
257	Prologis, Inc. (REIT)	9,057
41	Protective Life Corp.	1,713
148	Prudential Financial, Inc.	11,082
5	Public Storage (REIT)	763
63	Raymond James Financial, Inc.	2,635
7	Realogy Holdings Corp.*	296
101	Realty Income Corp. (REIT)	3,990
27	Regency Centers Corp. (REIT)	1,284
730	Regions Financial Corp.	6,862
37	Reinsurance Group of America, Inc.	2,398
23	RenaissanceRe Holdings Ltd.	2,010
69	Retail Properties of America, Inc., Class A (REIT)	920
4	SEI Investments Co.	119
90	Senior Housing Properties Trust (REIT)	2,048
22	Signature Bank/NY*	1,930
41	Simon Property Group, Inc. (REIT)	5,971
47	SL Green Realty Corp. (REIT)	4,098
229	SLM Corp.	5,494
154	Spirit Realty Capital, Inc. (REIT)	1,341
32	St. Joe Co. (The)*	618
23	StanCorp Financial Group, Inc.	1,203
86	Starwood Property Trust, Inc. (REIT)	2,144
236	State Street Corp.	15,746
279	SunTrust Banks, Inc.	8,934
23	SVB Financial Group*	1,904
505	Synovus Financial Corp.	1,611
27	Taubman Centers, Inc. (REIT)	1,820
85	TCF Financial Corp.	1,194
120	TD Ameritrade Holding Corp.	3,080
41	TFS Financial Corp.*	446
48	Torchmark Corp.	3,307
142	Travelers Cos., Inc. (The)	11,346
189	Two Harbors Investment Corp. (REIT)	1,797
955	U.S. Bancorp/MN	34,504
129	UDR, Inc. (REIT)	2,914
138	Unum Group	4,075
49	Validus Holdings Ltd.	1,696
103	Valley National Bancorp	1,039
83	Ventas, Inc. (REIT)	5,168
78	Vornado Realty Trust (REIT)	6,341
56	W. R. Berkley Corp.	2,303
54	Washington Federal, Inc.	1,128
63	Weingarten Realty Investors (REIT)	1,809
2,493	Wells Fargo & Co.	102,412
3	White Mountains Insurance Group Ltd.	1,679
30	WP Carey, Inc. (REIT)	1,972
151	XL Group PLC	4,464
95	Zions Bancorp.	2,657
		1,249,833
	Health Care — 7.7%

805	Abbott Laboratories	26,831
143	Aetna, Inc.	9,065
158	Agilent Technologies, Inc.	7,369
42	Alere, Inc.*	1,309
92	Allscripts Healthcare Solutions, Inc.*	1,338
11	Bio-Rad Laboratories, Inc., Class A*	1,254
697	Boston Scientific Corp.*	7,374
118	Bristol-Myers Squibb Co.	4,919
177	Cardinal Health, Inc.	8,900
114	CareFusion Corp.*	4,087
14	Charles River Laboratories International, Inc.*	645
139	Cigna Corp.	10,938
45	Community Health Systems, Inc.	1,767
6	Cooper Cos., Inc. (The)	784
243	Covidien PLC	14,434
53	DENTSPLY International, Inc.	2,225
400	Eli Lilly & Co.	20,560
53	Express Scripts Holding Co.*	3,386
138	Forest Laboratories, Inc.*	5,869
128	HCA Holdings, Inc.	4,888
41	Health Net, Inc.*	1,237
31	Hill-Rom Holdings, Inc.	1,058
98	Hologic, Inc.*	2,091
85	Hospira, Inc.*	3,318
81	Humana, Inc.	7,458
1,263	Johnson & Johnson	109,136
31	Life Technologies Corp.*	2,307
24	LifePoint Hospitals, Inc.*	1,086
30	Mallinckrodt PLC*	1,310
9	MEDNAX, Inc.*	876
525	Medtronic, Inc.	27,169
1,559	Merck & Co., Inc.	73,725
54	Omnicare, Inc.	2,936
5	Patterson Cos., Inc.	199
58	PerkinElmer, Inc.	2,086
3,454	Pfizer, Inc.	97,437

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
121	QIAGEN N.V.*	$2,425
76	Quest Diagnostics, Inc.	4,455
8	Quintiles Transnational Holdings, Inc.*	346
53	St. Jude Medical, Inc.	2,672
72	Stryker Corp.	4,816
10	Techne Corp.	775
21	Teleflex, Inc.	1,619
185	Thermo Fisher Scientific, Inc.	16,434
527	UnitedHealth Group, Inc.	37,807
15	Universal Health Services, Inc., Class B	1,016
46	VCA Antech, Inc.*	1,255
9	Warner Chilcott PLC, Class A	193
155	WellPoint, Inc.	13,197
82	Zimmer Holdings, Inc.	6,485
		564,866
	Industrials — 5.7%

55	3M Co.	6,247
23	A. O. Smith Corp.	967
1	ACCO Brands Corp.*	7
113	ADT Corp. (The)*	4,501
48	AECOM Technology Corp.*	1,398
50	AGCO Corp.	2,828
36	Air Lease Corp.	929
3	Alaska Air Group, Inc.	170
17	Alliant Techsystems, Inc.	1,645
2	AMERCO	327
3	B/E Aerospace, Inc.*	205
18	Babcock & Wilcox Co. (The)	558
31	Carlisle Cos., Inc.	2,065
278	Caterpillar, Inc.	22,946
38	Cintas Corp.	1,815
16	CNH Global N.V.	734
18	Con-way, Inc.	749
55	Covanta Holding Corp.	1,162
2	Crane Co.	115
264	CSX Corp.	6,497
18	Cummins, Inc.	2,218
246	Danaher Corp.	16,118
240	Delta Air Lines, Inc.	4,735
6	Donaldson Co., Inc.	211
23	Dover Corp.	1,956
2	Dun & Bradstreet Corp. (The)	199
244	Eaton Corp. PLC	15,450
94	Emerson Electric Co.	5,675
97	Exelis, Inc.	1,427
164	FedEx Corp.	17,607
34	Fluor Corp.	2,157
10	Fortune Brands Home & Security, Inc.	368
24	GATX Corp.	1,086
154	General Dynamics Corp.	12,821
5,340	General Electric Co.	123,568
13	Genesee & Wyoming, Inc., Class A*	1,126
39	Harsco Corp.	918
8	Hubbell, Inc., Class B	811
3	IDEX Corp.	178
122	Illinois Tool Works, Inc.	8,719
44	Ingersoll-Rand PLC	2,602
9	Iron Mountain, Inc.	232
68	Jacobs Engineering Group, Inc.*	3,963
55	Joy Global, Inc.	2,702
25	KAR Auction Services, Inc.	666
76	KBR, Inc.	2,269
41	Kennametal, Inc.	1,743
12	Kirby Corp.*	965
46	L-3 Communications Holdings, Inc.	4,155
40	Manpowergroup, Inc.	2,594
24	MRC Global, Inc.*	630
25	Navistar International Corp.*	857
97	Nielsen Holdings N.V.	3,346
133	Norfolk Southern Corp.	9,597
121	Northrop Grumman Corp.	11,165
45	Oshkosh Corp.*	2,021
61	Owens Corning*	2,284
159	PACCAR, Inc.	8,524
77	Parker Hannifin Corp.	7,696
106	Pentair Ltd.	6,372
59	Pitney Bowes, Inc.	963
85	Quanta Services, Inc.*	2,222
43	R.R. Donnelley & Sons Co.	717
168	Raytheon Co.	12,669
23	Regal-Beloit Corp.	1,465
140	Republic Services, Inc.	4,551
8	Rockwell Collins, Inc.	566
27	Ryder System, Inc.	1,501
27	Snap-on, Inc.	2,527
332	Southwest Airlines Co.	4,253
54	Spirit Aerosystems Holdings, Inc., Class A*	1,219
24	SPX Corp.	1,777
76	Stanley Black & Decker, Inc.	6,480
57	Terex Corp.*	1,653
143	Textron, Inc.	3,852
45	Timken Co.	2,523
34	Towers Watson & Co., Class A	2,797
41	Trinity Industries, Inc.	1,731
21	Triumph Group, Inc.	1,511
30	United Technologies Corp.	3,003
39	URS Corp.	1,931
4	Waste Connections, Inc.	169
222	Waste Management, Inc.	8,978
23	WESCO International, Inc.*	1,697
90	Xylem, Inc.	2,230
		420,581
	Information Technology — 5.3%

221	Activision Blizzard, Inc.	3,607
158	Adobe Systems, Inc.*	7,229
108	Altera Corp.	3,798
83	Amdocs Ltd.	3,059
90	Analog Devices, Inc.	4,165
40	AOL, Inc.*	1,317
118	Apple, Inc.	57,472
210	Applied Materials, Inc.	3,152
54	Arrow Electronics, Inc.*	2,507
24	Autodesk, Inc.*	882
11	Avago Technologies Ltd.	424
71	Avnet, Inc.*	2,738
24	AVX Corp.	309
1	Booz Allen Hamilton Holding Corp.	20
166	Broadcom Corp., Class A	4,193
229	Brocade Communications Systems, Inc.*	1,695
169	CA, Inc.	4,943
2,760	Cisco Systems, Inc.	64,336
78	Computer Sciences Corp.	3,912
110	Compuware Corp.	1,174
49	CoreLogic, Inc.*	1,259
762	Corning, Inc.	10,698
647	Dell, Inc.	8,909
33	Diebold, Inc.	933
14	Dolby Laboratories, Inc., Class A	440
3	DST Systems, Inc.	214
21	EchoStar Corp., Class A*	845
36	Electronic Arts, Inc.*	959
542	EMC Corp.	13,973
66	Fairchild Semiconductor International, Inc.*	806

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
136	Fidelity National Information Services, Inc.	$6,047
35	First Solar, Inc.*	1,285
22	FLIR Systems, Inc.	688
16	Freescale Semiconductor Ltd.*	229
47	Harris Corp.	2,662
1,004	Hewlett-Packard Co.	22,429
79	Ingram Micro, Inc., Class A*	1,746
2,400	Intel Corp.	52,752
105	Jabil Circuit, Inc.	2,396
28	JDS Uniphase Corp.*	359
213	Juniper Networks, Inc.*	4,026
86	KLA-Tencor Corp.	4,743
64	Lam Research Corp.*	2,987
7	Lender Processing Services, Inc.	223
33	Lexmark International, Inc., Class A	1,127
251	LSI Corp.*	1,860
204	Marvell Technology Group Ltd.	2,470
532	Micron Technology, Inc.*	7,219
35	MICROS Systems, Inc.*	1,712
72	Molex, Inc.	2,089
7	Motorola Solutions, Inc.	392
135	Nuance Communications, Inc.*	2,577
298	NVIDIA Corp.	4,396
12	ON Semiconductor Corp.*	87
17	Paychex, Inc.	658
89	Polycom, Inc.*	884
5	Riverbed Technology, Inc.*	77
47	Rovi Corp.*	843
151	SAIC, Inc.	2,276
69	SanDisk Corp.	3,807
3	Silicon Laboratories, Inc.*	116
17	Skyworks Solutions, Inc.*	431
7	Stratasys Ltd.*	751
98	Symantec Corp.	2,510
79	Synopsys, Inc.*	2,865
19	Tech Data Corp.*	934
98	Teradyne, Inc.*	1,504
19	Total System Services, Inc.	526
56	VeriFone Systems, Inc.*	1,110
68	Vishay Intertechnology, Inc.*	833
109	Western Digital Corp.	6,758
634	Xerox Corp.	6,327
462	Yahoo!, Inc.*	12,529
24	Zebra Technologies Corp., Class A*	1,094
301	Zynga, Inc., Class A*	852
		384,154
	Materials — 1.7%

108	Air Products & Chemicals, Inc.	11,031
26	Albemarle Corp.	1,622
552	Alcoa, Inc.	4,250
56	Allegheny Technologies, Inc.	1,496
10	Aptargroup, Inc.	588
41	Ashland, Inc.	3,576
35	Avery Dennison Corp.	1,497
30	Bemis Co., Inc.	1,194
33	Cabot Corp.	1,320
24	Carpenter Technology Corp.	1,290
31	CF Industries Holdings, Inc.	5,900
79	Cliffs Natural Resources, Inc.	1,649
11	Crown Holdings, Inc.*	478
19	Cytec Industries, Inc.	1,421
17	Domtar Corp.	1,122
543	Dow Chemical Co. (The)	20,308
534	Freeport-McMoRan Copper & Gold, Inc.	16,137
13	Greif, Inc., Class A	700
100	Huntsman Corp.	1,750
32	International Paper Co.	1,511
11	Kronos Worldwide, Inc.	163
91	MeadWestvaco Corp.	3,262
155	Mosaic Co. (The)	6,456
254	Newmont Mining Corp.	8,070
164	Nucor Corp.	7,460
35	Owens-Illinois, Inc.*	994
7	PPG Industries, Inc.	1,093
40	Reliance Steel & Aluminum Co.	2,668
10	Rock-Tenn Co., Class A	1,111
11	Rockwood Holdings, Inc.	702
25	Royal Gold, Inc.	1,451
4	RPM International, Inc.	136
3	Sigma-Aldrich Corp.	247
52	Sonoco Products Co.	1,936
114	Steel Dynamics, Inc.	1,740
38	Tahoe Resources, Inc.*	680
75	United States Steel Corp.	1,342
67	Vulcan Materials Co.	3,203
1	Westlake Chemical Corp.	101
5	WR Grace & Co.*	402
		122,057
	Telecommunication Services — 1.6%

2,778	AT&T, Inc.	93,980
315	CenturyLink, Inc.	10,433
515	Frontier Communications Corp.	2,230
11	Intelsat S.A.*	251
56	Level 3 Communications, Inc.*	1,252
359	Sprint Corp.*	2,409
49	Telephone & Data Systems, Inc.	1,357
89	T-Mobile US, Inc.*	2,078
7	United States Cellular Corp.	299
17	Windstream Corp.	137
		114,426
	Utilities — 3.7%

321	AES Corp. (The)	4,080
61	AGL Resources, Inc.	2,681
57	Alliant Energy Corp.	2,828
125	Ameren Corp.	4,226
251	American Electric Power Co., Inc.	10,743
92	American Water Works Co., Inc.	3,748
9	Aqua America, Inc.	273
47	Atmos Energy Corp.	1,896
180	Calpine Corp.*	3,479
221	CenterPoint Energy, Inc.	5,068
138	CMS Energy Corp.	3,661
151	Consolidated Edison, Inc.	8,491
298	Dominion Resources, Inc.	17,388
90	DTE Energy Co.	6,018
364	Duke Energy Corp.	23,878
168	Edison International	7,710
92	Entergy Corp.	5,817
442	Exelon Corp.	13,477
216	FirstEnergy Corp.	8,094
79	Great Plains Energy, Inc.	1,732
51	Hawaiian Electric Industries, Inc.	1,275
41	Integrys Energy Group, Inc.	2,293
98	MDU Resources Group, Inc.	2,617
38	National Fuel Gas Co.	2,481
219	NextEra Energy, Inc.	17,599
161	NiSource, Inc.	4,711
162	Northeast Utilities	6,637
167	NRG Energy, Inc.	4,384
122	NV Energy, Inc.	2,861
102	OGE Energy Corp.	3,591
6	ONEOK, Inc.	309
128	Pepco Holdings, Inc.	2,424
228	PG&E Corp.	9,430
57	Pinnacle West Capital Corp.	3,093

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
326	PPL Corp.	$10,008
261	Public Service Enterprise Group, Inc.	8,462
79	Questar Corp.	1,732
72	SCANA Corp.	3,465
126	Sempra Energy	10,637
449	Southern Co. (The)	18,687
112	TECO Energy, Inc.	1,851
59	UGI Corp.	2,313
42	Vectren Corp.	1,369
66	Westar Energy, Inc.	2,053
118	Wisconsin Energy Corp.	4,843
257	Xcel Energy, Inc.	7,175
		271,588
	Total Common Stocks (Cost $3,857,698)	4,309,327

Principal Amount
	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
$363,681	0.00%, due 09/03/13	363,681
	Federal National Mortgage Association
42,187	0.01%, due 09/03/13	42,187
	Total U.S. Government & Agency Securities (Cost $405,868)	405,868

	Repurchase Agreements (a)(b) — 35.4%
2,584,035	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,584,047	2,584,035
	Total Repurchase Agreements (Cost $2,584,035)	2,584,035

	Total Investment Securities (Cost $6,847,601) — 99.9%	7,299,230
	Other assets less liabilities — 0.1%	6,565
	Net Assets — 100.0%	$7,305,795

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $897,620.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$371,117
Aggregate gross unrealized depreciation	(66,514)
Net unrealized appreciation	$304,603
Federal income tax cost of investments	$6,994,627

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$245,430	$20,402

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	3,537,081	(179,151)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	1,526,830	(61,362)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	2,252,384	9,272

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	1,207,616	(6,437)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	47,138	24,364

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value Index Fund	1,485,626	202,387

		$9,475

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 41.1%
	Consumer Discretionary — 8.1%

7	Aaron’s, Inc.	$189
6	Abercrombie & Fitch Co., Class A	212
44	Advance Auto Parts, Inc.	3,523
3	Allison Transmission Holdings, Inc.	68
224	Amazon.com, Inc.*	62,940
37	AMC Networks, Inc., Class A*	2,293
76	American Eagle Outfitters, Inc.	1,100
11	Ascena Retail Group, Inc.*	180
31	AutoNation, Inc.*	1,449
22	AutoZone, Inc.*	9,239
24	Bally Technologies, Inc.*	1,731
133	Bed Bath & Beyond, Inc.*	9,807
44	Best Buy Co., Inc.	1,584
9	Big Lots, Inc.*	319
70	BorgWarner, Inc.	6,761
43	Brinker International, Inc.	1,720
61	Burger King Worldwide, Inc.	1,193
29	Cabela’s, Inc.*	1,900
119	Cablevision Systems Corp., Class A	2,110
137	CarMax, Inc.*	6,516
36	Carter’s, Inc.	2,651
342	CBS Corp. (Non-Voting), Class B	17,476
40	Charter Communications, Inc., Class A*	4,857
92	Chico’s FAS, Inc.	1,435
19	Chipotle Mexican Grill, Inc.*	7,755
1	Choice Hotels International, Inc.	38
70	Cinemark Holdings, Inc.	2,063
26	Clear Channel Outdoor Holdings, Inc., Class A*	197
171	Coach, Inc.	9,031
1,475	Comcast Corp., Class A	62,083
52	Darden Restaurants, Inc.	2,403
9	Deckers Outdoor Corp.*	529
190	Delphi Automotive PLC	10,454
60	Dick’s Sporting Goods, Inc.	2,785
11	Dillard’s, Inc., Class A	839
318	DIRECTV*	18,501
149	Discovery Communications, Inc., Class A*	11,549
127	DISH Network Corp., Class A	5,710
199	Dollar General Corp.*	10,740
136	Dollar Tree, Inc.*	7,167
34	Domino’s Pizza, Inc.	2,089
20	DSW, Inc., Class A	1,722
65	Dunkin’ Brands Group, Inc.	2,801
65	Expedia, Inc.	3,039
59	Family Dollar Stores, Inc.	4,200
11	Foot Locker, Inc.	354
825	Ford Motor Co.	13,357
31	Fossil Group, Inc.*	3,600
170	Gap, Inc. (The)	6,875
50	Gentex Corp.	1,126
89	Genuine Parts Co.	6,854
60	GNC Holdings, Inc., Class A	3,052
150	Goodyear Tire & Rubber Co. (The)*	3,018
255	Groupon, Inc.*	2,591
166	H&R Block, Inc.	4,633
60	Hanesbrands, Inc.	3,569
136	Harley-Davidson, Inc.	8,157
59	Hasbro, Inc.	2,689
889	Home Depot, Inc. (The)	66,222
34	HomeAway, Inc.*	1,072
158	International Game Technology	2,985
119	Interpublic Group of Cos., Inc. (The)	1,871
68	Jarden Corp.*	2,921
146	L Brands, Inc.	8,375
48	Lamar Advertising Co., Class A*	2,019
238	Las Vegas Sands Corp.	13,411
6	Lear Corp.	413
203	Liberty Global PLC, Class A*	15,769
26	Liberty Interactive Corp., Class A*	587
22	Liberty Ventures*	1,884
49	Lions Gate Entertainment Corp.*	1,715
182	LKQ Corp.*	5,322
662	Lowe’s Cos., Inc.	30,333
181	Macy’s, Inc.	8,042
37	Madison Square Garden Co. (The), Class A*	2,153
125	Marriott International, Inc., Class A	4,999
210	Mattel, Inc.	8,505
610	McDonald’s Corp.	57,560
123	Michael Kors Holdings Ltd.*	9,113
13	Morningstar, Inc.	976
31	Netflix, Inc.*	8,801
102	Newell Rubbermaid, Inc.	2,581
223	News Corp., Class A*	3,501
431	NIKE, Inc., Class B	27,075
88	Nordstrom, Inc.	4,904
15	Norwegian Cruise Line Holdings Ltd.*	466
2	NVR, Inc.*	1,712
157	Omnicom Group, Inc.	9,522
67	O’Reilly Automotive, Inc.*	8,222
17	Panera Bread Co., Class A*	2,788
63	PetSmart, Inc.	4,437
39	Polaris Industries, Inc.	4,259
31	priceline.com, Inc.*	29,094
236	PulteGroup, Inc.	3,632
44	PVH Corp.	5,665
37	Ralph Lauren Corp.	6,120
11	Regal Entertainment Group, Class A	197
134	Ross Stores, Inc.	9,013
103	Sally Beauty Holdings, Inc.*	2,691
67	Scripps Networks Interactive, Inc., Class A	4,927
19	SeaWorld Entertainment, Inc.	569
101	Service Corp. International	1,826
4	Signet Jewelers Ltd.	266
886	Sirius XM Radio, Inc.	3,172
40	Six Flags Entertainment Corp.	1,320
456	Starbucks Corp.	32,157
50	Starwood Hotels & Resorts Worldwide, Inc.	3,197
63	Starz, Class A*	1,572
306	Target Corp.	19,373
17	Taylor Morrison Home Corp., Class A*	350
37	Tempur Sealy International, Inc.*	1,425
51	Tesla Motors, Inc.*	8,619
27	Thor Industries, Inc.	1,383
68	Tiffany & Co.	5,243
177	Time Warner Cable, Inc.	19,001
438	TJX Cos., Inc.	23,091
42	Tractor Supply Co.	5,140
68	TripAdvisor, Inc.*	5,030
32	Tupperware Brands Corp.	2,585
891	Twenty-First Century Fox, Inc.	27,915
39	Ulta Salon Cosmetics & Fragrance, Inc.*	3,870
51	Under Armour, Inc., Class A*	3,705
66	Urban Outfitters, Inc.*	2,767
53	VF Corp.	9,922
295	Viacom, Inc., Class B	23,470
30	Visteon Corp.*	2,148
243	Walt Disney Co. (The)	14,782
9	Weight Watchers International, Inc.	323
3	Whirlpool Corp.	386

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
59	Williams-Sonoma, Inc.	$3,328
83	Wyndham Worldwide Corp.	4,927
49	Wynn Resorts Ltd.	6,911
274	Yum! Brands, Inc.	19,185
		1,011,635
	Consumer Staples — 5.2%

1,222	Altria Group, Inc.	41,401
30	Archer-Daniels-Midland Co.	1,056
264	Avon Products, Inc.	5,219
92	Brown-Forman Corp., Class B	6,163
70	Campbell Soup Co.	3,023
84	Church & Dwight Co., Inc.	4,985
67	Clorox Co. (The)	5,541
2,328	Coca-Cola Co. (The)	88,883
167	Coca-Cola Enterprises, Inc.	6,246
568	Colgate-Palmolive Co.	32,813
235	ConAgra Foods, Inc.	7,948
88	Constellation Brands, Inc., Class A*	4,774
266	Costco Wholesale Corp.	29,757
86	CVS Caremark Corp.	4,992
124	Dr. Pepper Snapple Group, Inc.	5,550
141	Estee Lauder Cos., Inc. (The), Class A	9,216
104	Flowers Foods, Inc.	2,162
25	Fresh Market, Inc. (The)*	1,220
392	General Mills, Inc.	19,333
91	Green Mountain Coffee Roasters, Inc.*	7,854
52	Herbalife Ltd.	3,173
91	Hershey Co. (The)	8,368
75	Hillshire Brands Co. (The)	2,423
82	Hormel Foods Corp.	3,397
6	Ingredion, Inc.	378
9	J.M. Smucker Co. (The)	955
146	Kellogg Co.	8,864
196	Kimberly-Clark Corp.	18,322
362	Kraft Foods Group, Inc.	18,741
316	Kroger Co. (The)	11,566
230	Lorillard, Inc.	9,729
80	McCormick & Co., Inc. (Non-Voting)	5,412
123	Mead Johnson Nutrition Co.	9,229
82	Monster Beverage Corp.*	4,706
36	Nu Skin Enterprises, Inc., Class A	3,014
941	PepsiCo, Inc.	75,026
995	Philip Morris International, Inc.	83,023
12	Pinnacle Foods, Inc.	325
145	Reynolds American, Inc.	6,906
11	Safeway, Inc.	285
125	Sysco Corp.	4,003
434	Walgreen Co.	20,862
650	Wal-Mart Stores, Inc.	47,437
84	WhiteWave Foods Co., Class A*	1,606
226	Whole Foods Market, Inc.	11,922
		647,808
	Energy — 2.0%

17	Anadarko Petroleum Corp.	1,554
6	Atwood Oceanics, Inc.*	334
17	Baker Hughes, Inc.	790
257	Cabot Oil & Gas Corp.	10,056
95	Cameron International Corp.*	5,395
147	Cheniere Energy, Inc.*	4,115
154	Cobalt International Energy, Inc.*	3,758
64	Concho Resources, Inc.*	6,177
26	Continental Resources, Inc.*	2,399
10	CVR Energy, Inc.	428
46	Dresser-Rand Group, Inc.*	2,803
25	Dril-Quip, Inc.*	2,550
155	EOG Resources, Inc.	24,343
84	EQT Corp.	7,200
144	FMC Technologies, Inc.*	7,723
38	Gulfport Energy Corp.*	2,242
567	Halliburton Co.	27,216
369	Kinder Morgan, Inc.	13,996
62	Kosmos Energy Ltd.*	631
23	Laredo Petroleum Holdings, Inc.*	604
28	Noble Energy, Inc.	1,720
57	Oasis Petroleum, Inc.*	2,234
66	Oceaneering International, Inc.	5,120
61	Pioneer Natural Resources Co.	10,673
11	QEP Resources, Inc.	301
99	Range Resources Corp.	7,423
31	RPC, Inc.	443
809	Schlumberger Ltd.	65,480
215	Seadrill Ltd.	9,946
40	SM Energy Co.	2,733
214	Southwestern Energy Co.*	8,175
6	Whiting Petroleum Corp.*	303
228	Williams Cos., Inc. (The)	8,263
8	World Fuel Services Corp.	305
		247,433
	Financials — 2.2%

32	Affiliated Managers Group, Inc.*	5,578
7	Allied World Assurance Co. Holdings AG	642
577	American Express Co.	41,492
6	American Financial Group, Inc./OH	309
241	American Tower Corp. (REIT)	16,747
39	Ameriprise Financial, Inc.	3,360
145	Aon PLC	9,625
49	Apartment Investment & Management Co., Class A (REIT)	1,349
5	Arch Capital Group Ltd.*	267
77	Arthur J. Gallagher & Co.	3,183
3	Artisan Partners Asset Management, Inc.	144
19	Axis Capital Holdings Ltd.	817
28	BlackRock, Inc.	7,289
9	Boston Properties, Inc. (REIT)	922
33	Brown & Brown, Inc.	1,028
32	CBL & Associates Properties, Inc. (REIT)	614
53	CBOE Holdings, Inc.	2,432
170	CBRE Group, Inc., Class A*	3,718
91	Charles Schwab Corp. (The)	1,900
23	Chubb Corp. (The)	1,913
44	Corrections Corp. of America (REIT)	1,449
61	Digital Realty Trust, Inc. (REIT)	3,392
73	Eaton Vance Corp.	2,814
9	Endurance Specialty Holdings Ltd.	451
37	Equity Lifestyle Properties, Inc. (REIT)	1,286
15	Erie Indemnity Co., Class A	1,106
5	Extra Space Storage, Inc. (REIT)	206
26	Federal Realty Investment Trust (REIT)	2,530
42	Federated Investors, Inc., Class B	1,141
250	Franklin Resources, Inc.	11,540
8	Hanover Insurance Group, Inc. (The)	426
44	IntercontinentalExchange, Inc.*	7,909
78	Lazard Ltd., Class A	2,763
24	Leucadia National Corp.	598
15	Loews Corp.	667
27	LPL Financial Holdings, Inc.	993
224	Marsh & McLennan Cos., Inc.	9,236
79	McGraw Hill Financial, Inc.	4,611
118	Moody’s Corp.	7,500

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	MSCI, Inc.*	$1,163
13	Nationstar Mortgage Holdings, Inc.*	646
63	Ocwen Financial Corp.*	3,178
71	Omega Healthcare Investors, Inc. (REIT)	2,016
99	Plum Creek Timber Co., Inc. (REIT)	4,387
295	Progressive Corp. (The)	7,396
108	Prudential Financial, Inc.	8,087
81	Public Storage (REIT)	12,366
77	Rayonier, Inc. (REIT)	4,253
65	Realogy Holdings Corp.*	2,751
23	Regency Centers Corp. (REIT)	1,094
83	SEI Investments Co.	2,470
8	Senior Housing Properties Trust (REIT)	182
3	Signature Bank/NY*	263
141	Simon Property Group, Inc. (REIT)	20,534
43	Spirit Realty Capital, Inc. (REIT)	375
3	St. Joe Co. (The)*	58
158	T. Rowe Price Group, Inc.	11,082
57	Tanger Factory Outlet Centers (REIT)	1,758
7	Taubman Centers, Inc. (REIT)	472
62	Travelers Cos., Inc. (The)	4,954
5	Validus Holdings Ltd.	173
80	Ventas, Inc. (REIT)	4,981
22	Vornado Realty Trust (REIT)	1,789
52	Waddell & Reed Financial, Inc., Class A	2,476
354	Weyerhaeuser Co. (REIT)	9,693
		272,544
	Health Care — 5.0%

964	AbbVie, Inc.	41,076
81	Actavis, Inc.*	10,950
61	Aetna, Inc.	3,867
25	Agilent Technologies, Inc.	1,166
119	Alexion Pharmaceuticals, Inc.*	12,823
77	Alkermes PLC*	2,445
180	Allergan, Inc.	15,908
141	AmerisourceBergen Corp.	8,026
456	Amgen, Inc.	49,677
112	Ariad Pharmaceuticals, Inc.*	2,083
330	Baxter International, Inc.	22,955
118	Becton, Dickinson and Co.	11,491
144	Biogen Idec, Inc.*	30,675
85	BioMarin Pharmaceutical, Inc.*	5,565
861	Bristol-Myers Squibb Co.	35,895
60	Brookdale Senior Living, Inc.*	1,501
67	Bruker Corp.*	1,343
49	C.R. Bard, Inc.	5,629
125	Catamaran Corp.*	6,864
254	Celgene Corp.*	35,555
180	Cerner Corp.*	8,291
13	Charles River Laboratories International, Inc.*	599
10	Cigna Corp.	787
4	Community Health Systems, Inc.	157
22	Cooper Cos., Inc. (The)	2,873
34	Covance, Inc.*	2,755
40	Cubist Pharmaceuticals, Inc.*	2,534
56	DaVita HealthCare Partners, Inc.*	6,021
24	DENTSPLY International, Inc.	1,008
69	Edwards Lifesciences Corp.*	4,856
132	Eli Lilly & Co.	6,785
68	Endo Health Solutions, Inc.*	2,794
435	Express Scripts Holding Co.*	27,788
928	Gilead Sciences, Inc.*	55,931
12	HCA Holdings, Inc.	458
158	Health Management Associates, Inc., Class A*	2,032
53	Henry Schein, Inc.*	5,356
48	Hologic, Inc.*	1,024
33	IDEXX Laboratories, Inc.*	3,096
76	Illumina, Inc.*	5,916
63	Incyte Corp.*	2,135
24	Intuitive Surgical, Inc.*	9,276
32	Jazz Pharmaceuticals PLC*	2,806
221	Johnson & Johnson	19,097
57	Laboratory Corp. of America Holdings*	5,456
68	Life Technologies Corp.*	5,060
138	McKesson Corp.	16,755
46	Medivation, Inc.*	2,600
20	MEDNAX, Inc.*	1,947
18	Mettler-Toledo International, Inc.*	3,964
232	Mylan, Inc.*	8,199
48	Myriad Genetics, Inc.*	1,256
44	Onyx Pharmaceuticals, Inc.*	5,437
48	Patterson Cos., Inc.	1,914
57	Perrigo Co.	6,928
36	Pharmacyclics, Inc.*	4,014
6	Quest Diagnostics, Inc.	352
7	Quintiles Transnational Holdings, Inc.*	303
49	Regeneron Pharmaceuticals, Inc.*	11,873
87	ResMed, Inc.	4,110
37	Salix Pharmaceuticals Ltd.*	2,477
61	Seattle Genetics, Inc.*	2,586
33	Sirona Dental Systems, Inc.*	2,137
110	St. Jude Medical, Inc.	5,545
118	Stryker Corp.	7,893
10	Techne Corp.	775
63	Tenet Healthcare Corp.*	2,460
48	Theravance, Inc.*	1,721
28	United Therapeutics Corp.*	1,985
37	Universal Health Services, Inc., Class B	2,507
66	Varian Medical Systems, Inc.*	4,650
142	Vertex Pharmaceuticals, Inc.*	10,671
142	Warner Chilcott PLC, Class A	3,046
52	Waters Corp.*	5,140
6	Zimmer Holdings, Inc.	474
304	Zoetis, Inc.	8,862
		622,966
	Industrials — 4.9%

355	3M Co.	40,321
20	A. O. Smith Corp.	841
6	AECOM Technology Corp.*	175
39	Alaska Air Group, Inc.	2,208
2	AMERCO	327
148	AMETEK, Inc.	6,352
17	Armstrong World Industries, Inc.*	826
66	Avis Budget Group, Inc.*	1,767
56	B/E Aerospace, Inc.*	3,819
47	Babcock & Wilcox Co. (The)	1,457
462	Boeing Co. (The)	48,011
98	C.H. Robinson Worldwide, Inc.	5,573
2	Carlisle Cos., Inc.	133
72	Caterpillar, Inc.	5,943
61	Chicago Bridge & Iron Co. N.V.	3,650
18	Cintas Corp.	860
37	Clean Harbors, Inc.*	2,103
52	Colfax Corp.*	2,709
13	Con-way, Inc.	541
20	Copa Holdings S.A., Class A	2,616
68	Copart, Inc.*	2,160
27	Crane Co.	1,550

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
310	CSX Corp.	$7,629
95	Cummins, Inc.	11,704
74	Danaher Corp.	4,848
236	Deere & Co.	19,739
239	Delta Air Lines, Inc.	4,715
82	Donaldson Co., Inc.	2,890
77	Dover Corp.	6,549
23	Dun & Bradstreet Corp. (The)	2,288
327	Emerson Electric Co.	19,741
73	Equifax, Inc.	4,314
126	Expeditors International of Washington, Inc.	5,111
181	Fastenal Co.	7,962
87	Flowserve Corp.	4,854
59	Fluor Corp.	3,742
88	Fortune Brands Home & Security, Inc.	3,242
12	Genesee & Wyoming, Inc., Class A*	1,039
37	Graco, Inc.	2,571
3	Harsco Corp.	71
211	Hertz Global Holdings, Inc.*	5,070
61	Hexcel Corp.*	2,170
479	Honeywell International, Inc.	38,114
26	Hubbell, Inc., Class B	2,635
31	Huntington Ingalls Industries, Inc.	1,963
47	IDEX Corp.	2,790
40	IHS, Inc., Class A*	4,286
86	Illinois Tool Works, Inc.	6,146
130	Ingersoll-Rand PLC	7,688
93	Iron Mountain, Inc.	2,399
55	ITT Corp.	1,807
56	J.B. Hunt Transport Services, Inc.	4,032
67	Kansas City Southern	7,063
17	KAR Auction Services, Inc.	453
20	Kirby Corp.*	1,609
28	Landstar System, Inc.	1,530
31	Lennox International, Inc.	2,128
51	Lincoln Electric Holdings, Inc.	3,189
158	Lockheed Martin Corp.	19,342
81	Manitowoc Co., Inc. (The)	1,618
217	Masco Corp.	4,106
22	MRC Global, Inc.*	577
29	MSC Industrial Direct Co., Inc., Class A	2,204
4	Navistar International Corp.*	137
19	Nielsen Holdings N.V.	655
39	Nordson Corp.	2,599
35	Norfolk Southern Corp.	2,526
43	Old Dominion Freight Line, Inc.*	1,867
28	PACCAR, Inc.	1,501
68	Pall Corp.	4,702
53	Pitney Bowes, Inc.	865
89	Precision Castparts Corp.	18,800
27	Quanta Services, Inc.*	706
60	R.R. Donnelley & Sons Co.	1,001
85	Robert Half International, Inc.	2,998
85	Rockwell Automation, Inc.	8,265
74	Rockwell Collins, Inc.	5,237
39	Rollins, Inc.	965
60	Roper Industries, Inc.	7,422
4	Snap-on, Inc.	374
13	SolarCity Corp.*	407
48	Southwest Airlines Co.	615
9	Spirit Aerosystems Holdings, Inc., Class A*	203
9	Stanley Black & Decker, Inc.	767
53	Stericycle, Inc.*	5,966
35	Toro Co. (The)	1,848
32	TransDigm Group, Inc.	4,384
6	Triumph Group, Inc.	432
284	Union Pacific Corp.	43,605
217	United Continental Holdings, Inc.*	6,176
441	United Parcel Service, Inc., Class B	37,741
57	United Rentals, Inc.*	3,122
524	United Technologies Corp.	52,452
16	Valmont Industries, Inc.	2,159
92	Verisk Analytics, Inc., Class A*	5,721
36	W.W. Grainger, Inc.	8,905
36	WABCO Holdings, Inc.*	2,808
71	Waste Connections, Inc.	3,008
23	Waste Management, Inc.	930
59	Westinghouse Air Brake Technologies Corp.	3,453
7	Xylem, Inc.	173
		615,365
	Information Technology — 10.9%

61	3D Systems Corp.*	3,135
391	Accenture PLC, Class A	28,250
119	Adobe Systems, Inc.*	5,444
369	Advanced Micro Devices, Inc.*	1,207
108	Akamai Technologies, Inc.*	4,966
30	Alliance Data Systems Corp.*	5,871
67	Altera Corp.	2,356
97	Amphenol Corp., Class A	7,350
81	Analog Devices, Inc.	3,749
57	ANSYS, Inc.*	4,787
432	Apple, Inc.	210,406
483	Applied Materials, Inc.	7,250
261	Atmel Corp.*	1,895
108	Autodesk, Inc.*	3,969
295	Automatic Data Processing, Inc.	20,992
137	Avago Technologies Ltd.	5,276
88	BMC Software, Inc.*	4,048
18	Booz Allen Hamilton Holding Corp.	364
152	Broadcom Corp., Class A	3,840
74	Broadridge Financial Solutions, Inc.	2,202
172	Cadence Design Systems, Inc.*	2,317
114	Citrix Systems, Inc.*	8,068
184	Cognizant Technology Solutions Corp., Class A*	13,487
28	Concur Technologies, Inc.*	2,736
72	Cree, Inc.*	3,995
11	Dolby Laboratories, Inc., Class A	346
17	DST Systems, Inc.	1,213
790	eBay, Inc.*	39,492
141	Electronic Arts, Inc.*	3,756
639	EMC Corp.	16,473
30	Equinix, Inc.*	5,212
48	F5 Networks, Inc.*	4,002
1,037	Facebook, Inc., Class A*	42,807
27	FactSet Research Systems, Inc.	2,763
18	Fidelity National Information Services, Inc.	800
81	Fiserv, Inc.*	7,798
41	FleetCor Technologies, Inc.*	4,228
60	FLIR Systems, Inc.	1,877
83	Fortinet, Inc.*	1,643
15	Freescale Semiconductor Ltd.*	215
57	Gartner, Inc.*	3,304
102	Genpact Ltd.	1,963
46	Global Payments, Inc.	2,192
164	Google, Inc., Class A*	138,892
12	Harris Corp.	680
45	IAC/InterActiveCorp	2,209
66	Informatica Corp.*	2,361
197	Intel Corp.	4,330
634	International Business Machines Corp.	115,559
181	Intuit, Inc.	11,499

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	IPG Photonics Corp.	$1,075
52	Jack Henry & Associates, Inc.	2,595
108	JDS Uniphase Corp.*	1,386
57	Juniper Networks, Inc.*	1,077
23	Lam Research Corp.*	1,073
45	Lender Processing Services, Inc.	1,436
142	Linear Technology Corp.	5,443
55	LinkedIn Corp., Class A*	13,202
39	LSI Corp.*	289
71	Mastercard, Inc., Class A	43,032
177	Maxim Integrated Products, Inc.	4,929
120	Microchip Technology, Inc.	4,657
7	MICROS Systems, Inc.*	342
5,082	Microsoft Corp.	169,739
139	Motorola Solutions, Inc.	7,785
59	National Instruments Corp.	1,637
100	NCR Corp.*	3,558
219	NetApp, Inc.	9,097
21	NetSuite, Inc.*	2,088
40	NeuStar, Inc., Class A*	2,022
261	ON Semiconductor Corp.*	1,890
2,161	Oracle Corp.	68,849
20	Palo Alto Networks, Inc.*	960
79	Pandora Media, Inc.*	1,455
178	Paychex, Inc.	6,885
1,051	QUALCOMM, Inc.	69,660
69	Rackspace Hosting, Inc.*	3,093
115	Red Hat, Inc.*	5,810
94	Riverbed Technology, Inc.*	1,451
7	Rovi Corp.*	126
359	Salesforce.com, Inc.*	17,638
67	SanDisk Corp.	3,697
48	ServiceNow, Inc.*	2,250
22	Silicon Laboratories, Inc.*	851
97	Skyworks Solutions, Inc.*	2,460
40	SolarWinds, Inc.*	1,458
42	Solera Holdings, Inc.	2,168
62	Splunk, Inc.*	3,423
11	Stratasys Ltd.*	1,180
309	Symantec Corp.	7,913
6	Tableau Software, Inc., Class A*	434
99	Teradata Corp.*	5,797
675	Texas Instruments, Inc.	25,785
100	TIBCO Software, Inc.*	2,254
77	Total System Services, Inc.	2,131
156	Trimble Navigation Ltd.*	3,939
53	Vantiv, Inc., Class A*	1,400
87	VeriSign, Inc.*	4,175
318	Visa, Inc., Class A	55,466
52	VMware, Inc., Class A*	4,376
339	Western Union Co. (The)	5,943
23	Workday, Inc., Class A*	1,668
161	Xilinx, Inc.	6,991
3	Zebra Technologies Corp., Class A*	137
		1,373,749
	Materials — 1.9%

40	Airgas, Inc.	4,066
19	Albemarle Corp.	1,185
28	Aptargroup, Inc.	1,647
19	Avery Dennison Corp.	812
91	Ball Corp.	4,042
27	Bemis Co., Inc.	1,074
97	Celanese Corp.	4,776
20	Compass Minerals International, Inc.	1,475
75	Crown Holdings, Inc.*	3,260
96	Dow Chemical Co. (The)	3,590
560	E.I. du Pont de Nemours & Co.	31,707
30	Eagle Materials, Inc.	1,925
94	Eastman Chemical Co.	7,144
160	Ecolab, Inc.	14,616
83	FMC Corp.	5,529
4	Greif, Inc., Class A	215
50	International Flavors & Fragrances, Inc.	3,951
233	International Paper Co.	11,000
247	LyondellBasell Industries N.V., Class A	17,327
28	Martin Marietta Materials, Inc.	2,689
325	Monsanto Co.	31,814
6	NewMarket Corp.	1,645
59	Owens-Illinois, Inc.*	1,675
60	Packaging Corp. of America	3,182
79	PPG Industries, Inc.	12,341
180	Praxair, Inc.	21,132
32	Rock-Tenn Co., Class A	3,556
34	Rockwood Holdings, Inc.	2,171
10	Royal Gold, Inc.	580
75	RPM International, Inc.	2,549
26	Scotts Miracle-Gro Co. (The), Class A	1,370
119	Sealed Air Corp.	3,380
54	Sherwin-Williams Co. (The)	9,310
69	Sigma-Aldrich Corp.	5,690
27	Silgan Holdings, Inc.	1,274
96	Southern Copper Corp.	2,640
7	Tahoe Resources, Inc.*	125
54	Valspar Corp. (The)	3,357
11	Westlake Chemical Corp.	1,113
40	WR Grace & Co.*	3,214
		234,148
	Telecommunication Services — 0.8%

179	Crown Castle International Corp.*	12,426
1	Intelsat S.A.*	23
33	Level 3 Communications, Inc.*	738
78	SBA Communications Corp., Class A*	5,850
94	Sprint Corp.*	631
91	tw telecom, inc.*	2,604
1,741	Verizon Communications, Inc.	82,489
341	Windstream Corp.	2,752
		107,513
	Utilities — 0.1%

75	Aqua America, Inc.	2,278
28	Calpine Corp.*	541
32	ITC Holdings Corp.	2,844
118	ONEOK, Inc.	6,070
14	Questar Corp.	307
		12,040

	Total Common Stocks (Cost $4,404,547)	5,145,201

Principal Amount
	U.S. Government & Agency Securities (a) — 7.0%
	Federal Home Loan Bank
$789,893	0.00%, due 09/03/13	789,893
	Federal National Mortgage Association
91,627	0.01%, due 09/03/13	91,627
	Total U.S. Government & Agency Securities (Cost $881,520)	881,520

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 41.9%
$5,261,872	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $5,261,894	$5,261,872
	Total Repurchase Agreements (Cost $5,261,872)	5,261,872

	Total Investment Securities (Cost $10,547,939) — 90.0%	11,288,593
	Other assets less liabilities — 10.0%	1,258,796
	Net Assets — 100.0%	$12,547,389

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,104,844.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT            Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$622,280
Aggregate gross unrealized depreciation	(11,095)
Net unrealized appreciation	$611,185
Federal income tax cost of investments	$10,677,408

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$333,918	$30,330

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,478,561	(149,349)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	6,113,127	(176,574)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	5,717,834	861,441

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	2,251,017	231,670

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	95,232	66,487

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth Index Fund	959,613	403,300

		$1,267,305

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.9%
	Consumer Discretionary — 5.2%

141	Aaron’s, Inc.	$3,817
151	Abercrombie & Fitch Co., Class A	5,332
65	Allison Transmission Holdings, Inc.	1,463
150	American Eagle Outfitters, Inc.	2,171
213	Apollo Group, Inc., Class A*	3,955
239	Ascena Retail Group, Inc.*	3,900
437	Best Buy Co., Inc.	15,732
93	Big Lots, Inc.*	3,294
23	Chico’s FAS, Inc.	359
57	Choice Hotels International, Inc.	2,188
132	CST Brands, Inc.*	3,894
616	D.R. Horton, Inc.	10,996
98	Darden Restaurants, Inc.	4,529
42	Deckers Outdoor Corp.*	2,467
137	DeVry, Inc.	4,111
19	Dillard’s, Inc., Class A	1,449
161	DreamWorks Animation SKG, Inc., Class A*	4,556
7	DSW, Inc., Class A	603
289	Foot Locker, Inc.	9,306
260	GameStop Corp., Class A	13,055
500	Gannett Co., Inc.	12,045
268	Garmin Ltd.	10,926
133	Gentex Corp.	2,997
19	Genuine Parts Co.	1,463
130	Guess?, Inc.	3,965
148	Harman International Industries, Inc.	9,475
37	Hasbro, Inc.	1,686
98	Hyatt Hotels Corp., Class A*	4,253
510	Interpublic Group of Cos., Inc. (The)	8,017
373	J.C. Penney Co., Inc.*	4,655
99	John Wiley & Sons, Inc., Class A	4,336
485	Kohl’s Corp.	24,885
156	Lear Corp.	10,725
312	Leggett & Platt, Inc.	9,023
361	Lennar Corp., Class A	11,483
1,063	Liberty Interactive Corp., Class A*	24,003
220	Liberty Media Corp.*	30,026
189	Macy’s, Inc.	8,397
60	Marriott International, Inc., Class A	2,399
812	MGM Resorts International*	14,364
132	Mohawk Industries, Inc.*	15,509
265	Newell Rubbermaid, Inc.	6,705
4	Norwegian Cruise Line Holdings Ltd.*	124
2	NVR, Inc.*	1,712
148	Penn National Gaming, Inc.*	7,783
20	PVH Corp.	2,575
140	Regal Entertainment Group, Class A	2,505
357	Royal Caribbean Cruises Ltd.	13,098
95	Sears Holdings Corp.*	4,203
101	Service Corp. International	1,826
161	Signet Jewelers Ltd.	10,690
1,450	Staples, Inc.	20,170
244	Starwood Hotels & Resorts Worldwide, Inc.	15,601
29	Starz, Class A*	724
8	Taylor Morrison Home Corp., Class A*	165
369	Toll Brothers, Inc.*	11,295
235	TRW Automotive Holdings Corp.*	16,231
10	Washington Post Co. (The), Class B	5,640
27	Weight Watchers International, Inc.	970
618	Wendy’s Co. (The)	4,672
161	Whirlpool Corp.	20,713
		459,211
	Consumer Staples — 1.8%

351	Beam, Inc.	21,990
321	Bunge Ltd.	24,325
131	Campbell Soup Co.	5,657
47	Clorox Co. (The)	3,887
68	ConAgra Foods, Inc.	2,300
20	Constellation Brands, Inc., Class A*	1,085
2	Crimson Wine Group Ltd.*	19
205	Dean Foods Co.*	3,928
136	Energizer Holdings, Inc.	13,441
149	Ingredion, Inc.	9,378
204	J.M. Smucker Co. (The)	21,653
305	Molson Coors Brewing Co., Class B	14,881
31	Pinnacle Foods, Inc.	840
485	Safeway, Inc.	12,561
303	Smithfield Foods, Inc.*	10,160
612	Tyson Foods, Inc., Class A	17,717
		163,822
	Energy — 4.3%

102	Atwood Oceanics, Inc.*	5,679
200	Cameron International Corp.*	11,358
1,265	Chesapeake Energy Corp.	32,650
189	Cimarex Energy Co.	15,840
50	Cobalt International Energy, Inc.*	1,220
499	CONSOL Energy, Inc.	15,584
815	Denbury Resources, Inc.*	14,091
150	Diamond Offshore Drilling, Inc.	9,605
158	Energen Corp.	10,477
28	EQT Corp.	2,400
96	Golar LNG Ltd.	3,588
31	Gulfport Energy Corp.*	1,829
207	Helmerich & Payne, Inc.	13,049
444	HollyFrontier Corp.	19,749
10	Laredo Petroleum Holdings, Inc.*	263
516	McDermott International, Inc.*	3,870
417	Murphy Oil Corp.	28,114
643	Nabors Industries Ltd.	9,902
296	Newfield Exploration Co.*	7,051
684	Noble Energy, Inc.	42,018
120	Oil States International, Inc.*	10,706
321	Patterson-UTI Energy, Inc.	6,288
51	PBF Energy, Inc.	1,120
589	Peabody Energy Corp.	10,131
78	Pioneer Natural Resources Co.	13,648
352	QEP Resources, Inc.	9,617
271	Rowan Cos. PLC, Class A*	9,599
27	RPC, Inc.	386
1,080	SandRidge Energy, Inc.*	5,562
348	Superior Energy Services, Inc.*	8,547
83	Teekay Corp.	3,316
297	Tesoro Corp.	13,689
108	Tidewater, Inc.	5,828
334	Ultra Petroleum Corp.*	6,914
107	Unit Corp.*	4,927
237	Whiting Petroleum Corp.*	11,961
129	World Fuel Services Corp.	4,921
437	WPX Energy, Inc.*	8,154
		383,651
	Financials — 19.7%

156	Alexandria Real Estate Equities, Inc. (REIT)	9,620
37	Alleghany Corp.*	14,322
51	Allied World Assurance Co. Holdings AG	4,678
229	American Campus Communities, Inc. (REIT)	7,628

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
866	American Capital Agency Corp. (REIT)	$19,710
662	American Capital Ltd.*	8,262
147	American Financial Group, Inc./OH	7,575
16	American National Insurance Co.	1,680
300	Ameriprise Financial, Inc.	25,845
2,069	Annaly Capital Management, Inc. (REIT)	24,145
155	Aon PLC	10,289
144	Apartment Investment & Management Co., Class A (REIT)	3,964
272	Arch Capital Group Ltd.*	14,500
585	Ares Capital Corp.	10,284
16	Artisan Partners Asset Management, Inc.	768
145	Aspen Insurance Holdings Ltd.	5,158
366	Associated Banc-Corp	5,838
168	Assurant, Inc.	8,911
368	Assured Guaranty Ltd.	7,319
283	AvalonBay Communities, Inc. (REIT)	35,064
194	Axis Capital Holdings Ltd.	8,340
98	Bank of Hawaii Corp.	5,047
141	BankUnited, Inc.	4,167
407	BioMed Realty Trust, Inc. (REIT)	7,493
58	BOK Financial Corp.	3,717
300	Boston Properties, Inc. (REIT)	30,750
342	Brandywine Realty Trust (REIT)	4,384
168	BRE Properties, Inc. (REIT)	8,062
140	Brown & Brown, Inc.	4,360
185	Camden Property Trust (REIT)	11,431
428	CapitalSource, Inc.	4,943
240	CBL & Associates Properties, Inc. (REIT)	4,608
2,244	Chimera Investment Corp. (REIT)	6,597
357	Cincinnati Financial Corp.	16,308
440	CIT Group, Inc.*	21,063
102	City National Corp./CA	6,678
58	CNA Financial Corp.	2,046
408	Comerica, Inc.	16,663
168	Commerce Bancshares, Inc./MO	7,256
258	CommonWealth REIT (REIT)	6,334
187	Corporate Office Properties Trust (REIT)	4,260
92	Corrections Corp. of America (REIT)	3,030
114	Cullen/Frost Bankers, Inc.	8,076
577	DDR Corp. (REIT)	8,955
60	Digital Realty Trust, Inc. (REIT)	3,336
311	Douglas Emmett, Inc. (REIT)	7,184
703	Duke Realty Corp. (REIT)	10,257
626	E*TRADE Financial Corp.*	8,789
297	East West Bancorp, Inc.	8,681
62	Endurance Specialty Holdings Ltd.	3,107
50	Equity Lifestyle Properties, Inc. (REIT)	1,737
83	Essex Property Trust, Inc. (REIT)	11,895
109	Everest Re Group Ltd.	14,928
223	Extra Space Storage, Inc. (REIT)	9,194
49	Federal Realty Investment Trust (REIT)	4,768
53	Federated Investors, Inc., Class B	1,439
497	Fidelity National Financial, Inc., Class A	11,784
1,910	Fifth Third Bancorp	34,934
17	First Citizens BancShares, Inc./NC, Class A	3,438
527	First Horizon National Corp.	5,829
773	First Niagara Financial Group, Inc.	7,807
254	First Republic Bank/CA	11,247
345	Forest City Enterprises, Inc., Class A*	6,175
426	Fulton Financial Corp.	5,150
1,299	General Growth Properties, Inc. (REIT)	24,915
1,077	Genworth Financial, Inc., Class A*	12,709
69	Hanover Insurance Group, Inc. (The)	3,676
996	Hartford Financial Services Group, Inc.	29,482
216	Hatteras Financial Corp. (REIT)	3,953
219	HCC Insurance Holdings, Inc.	9,242
993	HCP, Inc. (REIT)	40,445
621	Health Care REIT, Inc. (REIT)	38,154
243	Healthcare Trust of America, Inc., Class A (REIT)	2,503
124	Home Properties, Inc. (REIT)	7,155
305	Hospitality Properties Trust (REIT)	8,241
1,627	Host Hotels & Resorts, Inc. (REIT)	27,708
86	Howard Hughes Corp. (The)*	8,789
1,154	Hudson City Bancorp, Inc.	10,605
1,832	Huntington Bancshares, Inc./OH	15,096
164	ING US, Inc.	4,723
102	Interactive Brokers Group, Inc., Class A	1,712
971	Invesco Ltd.	29,480
96	Jones Lang LaSalle, Inc.	7,895
104	Kemper Corp.	3,531
2,010	KeyCorp	23,457
165	Kilroy Realty Corp. (REIT)	8,050
893	Kimco Realty Corp. (REIT)	17,887
243	Legg Mason, Inc.	7,902
559	Leucadia National Corp.	13,936
283	Liberty Property Trust (REIT)	9,792
586	Lincoln National Corp.	24,635
27	LPL Financial Holdings, Inc.	993
282	M&T Bank Corp.	31,962
300	Macerich Co. (The) (REIT)	16,884
192	Mack-Cali Realty Corp. (REIT)	4,147
30	Markel Corp.*	15,321
309	MBIA, Inc.*	3,655
316	McGraw Hill Financial, Inc.	18,445
59	Mercury General Corp.	2,589
789	MFA Financial, Inc. (REIT)	5,681
93	Mid-America Apartment Communities, Inc. (REIT)	5,734
153	MSCI, Inc.*	5,739
243	NASDAQ OMX Group, Inc. (The)	7,256
259	National Retail Properties, Inc. (REIT)	7,933
963	New York Community Bancorp, Inc.	14,108
523	Northern Trust Corp.	28,697
531	NYSE Euronext	22,196
567	Old Republic International Corp.	8,051
118	PartnerRe Ltd.	10,284
676	People’s United Financial, Inc.	9,613
366	Piedmont Office Realty Trust, Inc., Class A (REIT)	6,288
226	Popular, Inc.*	7,020
119	Post Properties, Inc. (REIT)	5,382
641	Principal Financial Group, Inc.	26,230
135	ProAssurance Corp.	6,364
258	Progressive Corp. (The)	6,468
1,088	Prologis, Inc. (REIT)	38,341
171	Protective Life Corp.	7,146
266	Raymond James Financial, Inc.	11,127
28	Realogy Holdings Corp.*	1,185
429	Realty Income Corp. (REIT)	16,945
116	Regency Centers Corp. (REIT)	5,516
3,087	Regions Financial Corp.	29,018
158	Reinsurance Group of America, Inc.	10,240
97	RenaissanceRe Holdings Ltd.	8,478

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
292	Retail Properties of America, Inc., Class A (REIT)	$3,895
17	SEI Investments Co.	506
381	Senior Housing Properties Trust (REIT)	8,668
93	Signature Bank/NY*	8,158
200	SL Green Realty Corp. (REIT)	17,438
970	SLM Corp.	23,270
652	Spirit Realty Capital, Inc. (REIT)	5,679
136	St. Joe Co. (The)*	2,626
97	StanCorp Financial Group, Inc.	5,075
363	Starwood Property Trust, Inc. (REIT)	9,050
1,180	SunTrust Banks, Inc.	37,784
98	SVB Financial Group*	8,114
2,137	Synovus Financial Corp.	6,817
114	Taubman Centers, Inc. (REIT)	7,685
358	TCF Financial Corp.	5,030
509	TD Ameritrade Holding Corp.	13,066
172	TFS Financial Corp.*	1,871
202	Torchmark Corp.	13,916
798	Two Harbors Investment Corp. (REIT)	7,589
548	UDR, Inc. (REIT)	12,379
583	Unum Group	17,216
208	Validus Holdings Ltd.	7,199
435	Valley National Bancorp	4,389
352	Ventas, Inc. (REIT)	21,916
329	Vornado Realty Trust (REIT)	26,748
237	W. R. Berkley Corp.	9,745
228	Washington Federal, Inc.	4,763
266	Weingarten Realty Investors (REIT)	7,637
13	White Mountains Insurance Group Ltd.	7,277
125	WP Carey, Inc. (REIT)	8,216
637	XL Group PLC	18,830
402	Zions Bancorp.	11,244
		1,746,312
	Health Care — 5.0%

669	Agilent Technologies, Inc.	31,202
178	Alere, Inc.*	5,548
388	Allscripts Healthcare Solutions, Inc.*	5,642
45	Bio-Rad Laboratories, Inc., Class A*	5,130
2,946	Boston Scientific Corp.*	31,169
747	Cardinal Health, Inc.	37,559
480	CareFusion Corp.*	17,208
59	Charles River Laboratories International, Inc.*	2,717
587	Cigna Corp.	46,191
190	Community Health Systems, Inc.	7,459
27	Cooper Cos., Inc. (The)	3,526
226	DENTSPLY International, Inc.	9,490
582	Forest Laboratories, Inc.*	24,752
542	HCA Holdings, Inc.	20,699
173	Health Net, Inc.*	5,221
131	Hill-Rom Holdings, Inc.	4,472
416	Hologic, Inc.*	8,877
361	Hospira, Inc.*	14,090
344	Humana, Inc.	31,676
131	Life Technologies Corp.*	9,748
104	LifePoint Hospitals, Inc.*	4,704
39	MEDNAX, Inc.*	3,797
229	Omnicare, Inc.	12,451
20	Patterson Cos., Inc.	798
244	PerkinElmer, Inc.	8,777
511	QIAGEN N.V.*	10,240
322	Quest Diagnostics, Inc.	18,876
33	Quintiles Transnational Holdings, Inc.*	1,428
225	St. Jude Medical, Inc.	11,342
43	Techne Corp.	3,333
90	Teleflex, Inc.	6,937
65	Universal Health Services, Inc., Class B	4,404
193	VCA Antech, Inc.*	5,267
37	Warner Chilcott PLC, Class A	794
347	Zimmer Holdings, Inc.	27,444
		442,968
	Industrials — 6.5%

97	A. O. Smith Corp.	4,079
478	ADT Corp. (The)*	19,039
204	AECOM Technology Corp.*	5,942
213	AGCO Corp.	12,047
153	Air Lease Corp.	3,947
12	Alaska Air Group, Inc.	679
70	Alliant Techsystems, Inc.	6,773
7	AMERCO	1,145
14	B/E Aerospace, Inc.*	955
76	Babcock & Wilcox Co. (The)	2,355
132	Carlisle Cos., Inc.	8,791
162	Cintas Corp.	7,737
67	CNH Global N.V.	3,074
78	Con-way, Inc.	3,245
232	Covanta Holding Corp.	4,902
8	Crane Co.	459
1,014	Delta Air Lines, Inc.	20,006
25	Donaldson Co., Inc.	881
98	Dover Corp.	8,335
6	Dun & Bradstreet Corp. (The)	597
411	Exelis, Inc.	6,046
143	Fluor Corp.	9,070
44	Fortune Brands Home & Security, Inc.	1,621
102	GATX Corp.	4,617
53	Genesee & Wyoming, Inc., Class A*	4,589
164	Harsco Corp.	3,859
36	Hubbell, Inc., Class B	3,649
12	IDEX Corp.	712
188	Ingersoll-Rand PLC	11,118
37	Iron Mountain, Inc.	955
286	Jacobs Engineering Group, Inc.*	16,668
232	Joy Global, Inc.	11,396
104	KAR Auction Services, Inc.	2,771
323	KBR, Inc.	9,645
172	Kennametal, Inc.	7,313
51	Kirby Corp.*	4,102
197	L-3 Communications Holdings, Inc.	17,795
168	Manpowergroup, Inc.	10,895
104	MRC Global, Inc.*	2,730
106	Navistar International Corp.*	3,633
408	Nielsen Holdings N.V.	14,076
192	Oshkosh Corp.*	8,625
260	Owens Corning*	9,734
673	PACCAR, Inc.	36,080
326	Parker Hannifin Corp.	32,584
446	Pentair Ltd.	26,809
249	Pitney Bowes, Inc.	4,064
361	Quanta Services, Inc.*	9,437
182	R.R. Donnelley & Sons Co.	3,036
98	Regal-Beloit Corp.	6,243
591	Republic Services, Inc.	19,213
32	Rockwell Collins, Inc.	2,265
113	Ryder System, Inc.	6,284
113	Snap-on, Inc.	10,577
1,404	Southwest Airlines Co.	17,985
227	Spirit Aerosystems Holdings, Inc., Class A*	5,126
102	SPX Corp.	7,552
323	Stanley Black & Decker, Inc.	27,539

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
243	Terex Corp.*	$7,047
607	Textron, Inc.	16,353
189	Timken Co.	10,595
142	Towers Watson & Co., Class A	11,679
173	Trinity Industries, Inc.	7,304
90	Triumph Group, Inc.	6,477
166	URS Corp.	8,220
15	Waste Connections, Inc.	635
96	WESCO International, Inc.*	7,082
380	Xylem, Inc.	9,416
		580,209
	Information Technology — 6.2%

934	Activision Blizzard, Inc.	15,243
458	Altera Corp.	16,108
352	Amdocs Ltd.	12,975
382	Analog Devices, Inc.	17,679
169	AOL, Inc.*	5,565
890	Applied Materials, Inc.	13,359
229	Arrow Electronics, Inc.*	10,630
101	Autodesk, Inc.*	3,712
45	Avago Technologies Ltd.	1,733
299	Avnet, Inc.*	11,529
103	AVX Corp.	1,326
4	Booz Allen Hamilton Holding Corp.	81
969	Brocade Communications Systems, Inc.*	7,171
716	CA, Inc.	20,943
328	Computer Sciences Corp.	16,449
466	Compuware Corp.	4,972
209	CoreLogic, Inc.*	5,371
139	Diebold, Inc.	3,931
59	Dolby Laboratories, Inc., Class A	1,854
13	DST Systems, Inc.	928
89	EchoStar Corp., Class A*	3,583
153	Electronic Arts, Inc.*	4,076
278	Fairchild Semiconductor International, Inc.*	3,394
577	Fidelity National Information Services, Inc.	25,653
148	First Solar, Inc.*	5,435
94	FLIR Systems, Inc.	2,940
68	Freescale Semiconductor Ltd.*	974
198	Harris Corp.	11,213
333	Ingram Micro, Inc., Class A*	7,359
443	Jabil Circuit, Inc.	10,109
119	JDS Uniphase Corp.*	1,527
901	Juniper Networks, Inc.*	17,029
362	KLA-Tencor Corp.	19,964
272	Lam Research Corp.*	12,694
30	Lender Processing Services, Inc.	957
138	Lexmark International, Inc., Class A	4,714
1,061	LSI Corp.*	7,862
862	Marvell Technology Group Ltd.	10,439
2,250	Micron Technology, Inc.*	30,533
146	MICROS Systems, Inc.*	7,139
304	Molex, Inc.	8,822
29	Motorola Solutions, Inc.	1,624
571	Nuance Communications, Inc.*	10,900
1,262	NVIDIA Corp.	18,615
49	ON Semiconductor Corp.*	355
71	Paychex, Inc.	2,746
377	Polycom, Inc.*	3,744
20	Riverbed Technology, Inc.*	309
199	Rovi Corp.*	3,568
638	SAIC, Inc.	9,615
290	SanDisk Corp.	16,002
12	Silicon Laboratories, Inc.*	464
71	Skyworks Solutions, Inc.*	1,801
31	Stratasys Ltd.*	3,325
414	Symantec Corp.	10,603
336	Synopsys, Inc.*	12,183
82	Tech Data Corp.*	4,031
416	Teradyne, Inc.*	6,386
80	Total System Services, Inc.	2,214
237	VeriFone Systems, Inc.*	4,697
287	Vishay Intertechnology, Inc.*	3,516
461	Western Digital Corp.	28,582
2,682	Xerox Corp.	26,766
101	Zebra Technologies Corp., Class A*	4,606
1,274	Zynga, Inc., Class A*	3,605
		548,232
	Materials — 3.2%

110	Albemarle Corp.	6,861
2,336	Alcoa, Inc.	17,987
236	Allegheny Technologies, Inc.	6,303
44	Aptargroup, Inc.	2,588
173	Ashland, Inc.	15,087
149	Avery Dennison Corp.	6,371
126	Bemis Co., Inc.	5,013
139	Cabot Corp.	5,559
101	Carpenter Technology Corp.	5,431
129	CF Industries Holdings, Inc.	24,554
334	Cliffs Natural Resources, Inc.	6,971
46	Crown Holdings, Inc.*	1,999
80	Cytec Industries, Inc.	5,982
72	Domtar Corp.	4,752
55	Greif, Inc., Class A	2,963
422	Huntsman Corp.	7,385
136	International Paper Co.	6,421
45	Kronos Worldwide, Inc.	666
386	MeadWestvaco Corp.	13,838
1,075	Newmont Mining Corp.	34,153
694	Nucor Corp.	31,570
148	Owens-Illinois, Inc.*	4,202
167	Reliance Steel & Aluminum Co.	11,137
44	Rock-Tenn Co., Class A	4,889
46	Rockwood Holdings, Inc.	2,938
105	Royal Gold, Inc.	6,093
19	RPM International, Inc.	646
15	Sigma-Aldrich Corp.	1,237
221	Sonoco Products Co.	8,228
481	Steel Dynamics, Inc.	7,340
162	Tahoe Resources, Inc.*	2,900
315	United States Steel Corp.	5,638
284	Vulcan Materials Co.	13,575
6	Westlake Chemical Corp.	607
21	WR Grace & Co.*	1,687
		283,571
	Telecommunication Services — 0.4%

2,179	Frontier Communications Corp.	9,435
46	Intelsat S.A.*	1,050
236	Level 3 Communications, Inc.*	5,277
206	Telephone & Data Systems, Inc.	5,704
376	T-Mobile US, Inc.*	8,780
28	United States Cellular Corp.	1,198
71	Windstream Corp.	573
		32,017
	Utilities — 7.6%

1,356	AES Corp. (The)	17,235
258	AGL Resources, Inc.	11,339
242	Alliant Energy Corp.	12,006
530	Ameren Corp.	17,919
388	American Water Works Co., Inc.	15,807
38	Aqua America, Inc.	1,154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
198	Atmos Energy Corp.	$7,989
763	Calpine Corp.*	14,749
936	CenterPoint Energy, Inc.	21,463
583	CMS Energy Corp.	15,467
640	Consolidated Edison, Inc.	35,987
380	DTE Energy Co.	25,411
712	Edison International	32,674
389	Entergy Corp.	24,597
913	FirstEnergy Corp.	34,210
336	Great Plains Energy, Inc.	7,365
215	Hawaiian Electric Industries, Inc.	5,377
173	Integrys Energy Group, Inc.	9,674
412	MDU Resources Group, Inc.	11,000
161	National Fuel Gas Co.	10,510
682	NiSource, Inc.	19,955
687	Northeast Utilities	28,146
704	NRG Energy, Inc.	18,480
514	NV Energy, Inc.	12,053
433	OGE Energy Corp.	15,246
27	ONEOK, Inc.	1,389
543	Pepco Holdings, Inc.	10,284
240	Pinnacle West Capital Corp.	13,025
1,380	PPL Corp.	42,366
1,105	Public Service Enterprise Group, Inc.	35,824
333	Questar Corp.	7,299
305	SCANA Corp.	14,677
532	Sempra Energy	44,911
475	TECO Energy, Inc.	7,852
249	UGI Corp.	9,761
180	Vectren Corp.	5,868
277	Westar Energy, Inc.	8,618
500	Wisconsin Energy Corp.	20,520
1,086	Xcel Energy, Inc.	30,321
		678,528
	Total Common Stocks (Cost $4,900,880)	5,318,521

Principal Amount
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank
$345,933	0.00%, due 09/03/13	345,933
	Federal National Mortgage Association
40,128	0.01%, due 09/03/13	40,128
	Total U.S. Government & Agency Securities (Cost $386,061)	386,061

	Repurchase Agreements (a)(b) — 26.7%
2,366,477	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,366,487	2,366,477
	Total Repurchase Agreements (Cost $2,366,477)	2,366,477

	Total Investment Securities (Cost $7,653,418) — 91.0%	8,071,059
	Other assets less liabilities — 9.0%	802,115
	Net Assets — 100.0%	$8,873,174

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $535,212.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT            Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$513,965
Aggregate gross unrealized depreciation	(97,154)
Net unrealized appreciation	$416,811
Federal income tax cost of investments	$7,654,248

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$1,227,531	$95,238

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	4,576,757	159,821

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	1,190,136	(6,516)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	2,399,406	36,595

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	596,596	256,488

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	24,480	27,542

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Value Index Fund	2,412,834	233,801

		$802,969

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 57.8%
	Consumer Discretionary — 14.3%

27	Aaron’s, Inc.	$731
22	Abercrombie & Fitch Co., Class A	777
175	Advance Auto Parts, Inc.	14,012
11	Allison Transmission Holdings, Inc.	248
144	AMC Networks, Inc., Class A*	8,925
298	American Eagle Outfitters, Inc.	4,312
44	Ascena Retail Group, Inc.*	718
122	AutoNation, Inc.*	5,702
85	AutoZone, Inc.*	35,695
93	Bally Technologies, Inc.*	6,708
525	Bed Bath & Beyond, Inc.*	38,714
175	Best Buy Co., Inc.	6,300
37	Big Lots, Inc.*	1,311
277	BorgWarner, Inc.	26,753
169	Brinker International, Inc.	6,758
241	Burger King Worldwide, Inc.	4,714
114	Cabela’s, Inc.*	7,470
468	Cablevision Systems Corp., Class A	8,298
539	CarMax, Inc.*	25,635
142	Carter’s, Inc.	10,457
159	Charter Communications, Inc., Class A*	19,306
365	Chico’s FAS, Inc.	5,694
74	Chipotle Mexican Grill, Inc.*	30,205
3	Choice Hotels International, Inc.	115
277	Cinemark Holdings, Inc.	8,163
102	Clear Channel Outdoor Holdings, Inc., Class A*	771
675	Coach, Inc.	35,647
204	Darden Restaurants, Inc.	9,427
36	Deckers Outdoor Corp.*	2,114
751	Delphi Automotive PLC	41,320
237	Dick’s Sporting Goods, Inc.	10,999
44	Dillard’s, Inc., Class A	3,355
588	Discovery Communications, Inc., Class A*	45,576
501	DISH Network Corp., Class A	22,525
786	Dollar General Corp.*	42,420
537	Dollar Tree, Inc.*	28,300
135	Domino’s Pizza, Inc.	8,294
78	DSW, Inc., Class A	6,715
256	Dunkin’ Brands Group, Inc.	11,031
256	Expedia, Inc.	11,971
231	Family Dollar Stores, Inc.	16,445
43	Foot Locker, Inc.	1,385
124	Fossil Group, Inc.*	14,401
670	Gap, Inc. (The)	27,095
198	Gentex Corp.	4,461
352	Genuine Parts Co.	27,108
236	GNC Holdings, Inc., Class A	12,005
590	Goodyear Tire & Rubber Co. (The)*	11,871
1,008	Groupon, Inc.*	10,241
654	H&R Block, Inc.	18,253
237	Hanesbrands, Inc.	14,097
538	Harley-Davidson, Inc.	32,269
235	Hasbro, Inc.	10,711
136	HomeAway, Inc.*	4,289
625	International Game Technology	11,806
468	Interpublic Group of Cos., Inc. (The)	7,357
270	Jarden Corp.*	11,597
576	L Brands, Inc.	33,039
189	Lamar Advertising Co., Class A*	7,951
22	Lear Corp.	1,513
103	Liberty Interactive Corp., Class A*	2,326
88	Liberty Ventures*	7,536
194	Lions Gate Entertainment Corp.*	6,792
717	LKQ Corp.*	20,965
714	Macy’s, Inc.	31,723
147	Madison Square Garden Co. (The), Class A*	8,555
494	Marriott International, Inc., Class A	19,755
829	Mattel, Inc.	33,575
484	Michael Kors Holdings Ltd.*	35,860
50	Morningstar, Inc.	3,755
121	Netflix, Inc.*	34,353
401	Newell Rubbermaid, Inc.	10,145
348	Nordstrom, Inc.	19,394
61	Norwegian Cruise Line Holdings Ltd.*	1,897
9	NVR, Inc.*	7,702
621	Omnicom Group, Inc.	37,664
265	O’Reilly Automotive, Inc.*	32,518
67	Panera Bread Co., Class A*	10,989
248	PetSmart, Inc.	17,467
156	Polaris Industries, Inc.	17,037
931	PulteGroup, Inc.	14,328
172	PVH Corp.	22,145
144	Ralph Lauren Corp.	23,819
43	Regal Entertainment Group, Class A	769
528	Ross Stores, Inc.	35,513
408	Sally Beauty Holdings, Inc.*	10,661
263	Scripps Networks Interactive, Inc., Class A	19,338
73	SeaWorld Entertainment, Inc.	2,185
397	Service Corp. International	7,178
17	Signet Jewelers Ltd.	1,129
159	Six Flags Entertainment Corp.	5,249
199	Starwood Hotels & Resorts Worldwide, Inc.	12,724
247	Starz, Class A*	6,165
67	Taylor Morrison Home Corp., Class A*	1,381
145	Tempur Sealy International, Inc.*	5,584
201	Tesla Motors, Inc.*	33,969
106	Thor Industries, Inc.	5,430
268	Tiffany & Co.	20,665
168	Tractor Supply Co.	20,558
269	TripAdvisor, Inc.*	19,898
127	Tupperware Brands Corp.	10,258
153	Ulta Salon Cosmetics & Fragrance, Inc.*	15,184
201	Under Armour, Inc., Class A*	14,601
258	Urban Outfitters, Inc.*	10,818
210	VF Corp.	39,314
120	Visteon Corp.*	8,593
35	Weight Watchers International, Inc.	1,258
13	Whirlpool Corp.	1,672
235	Williams-Sonoma, Inc.	13,256
326	Wyndham Worldwide Corp.	19,351
194	Wynn Resorts Ltd.	27,362
		1,626,443
	Consumer Staples — 4.8%

1,040	Avon Products, Inc.	20,561
363	Brown-Forman Corp., Class B	24,317
278	Campbell Soup Co.	12,004
332	Church & Dwight Co., Inc.	19,704
264	Clorox Co. (The)	21,833
658	Coca-Cola Enterprises, Inc.	24,609
926	ConAgra Foods, Inc.	31,317
347	Constellation Brands, Inc., Class A*	18,825
490	Dr. Pepper Snapple Group, Inc.	21,932
411	Flowers Foods, Inc.	8,545
99	Fresh Market, Inc. (The)*	4,832
358	Green Mountain Coffee Roasters, Inc.*	30,899

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
205	Herbalife Ltd.	$12,507
360	Hershey Co. (The)	33,102
296	Hillshire Brands Co. (The)	9,564
322	Hormel Foods Corp.	13,340
23	Ingredion, Inc.	1,448
34	J.M. Smucker Co. (The)	3,609
1,249	Kroger Co. (The)	45,713
907	Lorillard, Inc.	38,366
317	McCormick & Co., Inc. (Non-Voting)	21,445
486	Mead Johnson Nutrition Co.	36,465
322	Monster Beverage Corp.*	18,480
140	Nu Skin Enterprises, Inc., Class A	11,719
46	Pinnacle Foods, Inc.	1,247
45	Safeway, Inc.	1,166
333	WhiteWave Foods Co., Class A*	6,367
891	Whole Foods Market, Inc.	47,000
		540,916
	Energy — 3.7%

26	Atwood Oceanics, Inc.*	1,448
1,012	Cabot Oil & Gas Corp.	39,599
375	Cameron International Corp.*	21,296
579	Cheniere Energy, Inc.*	16,206
606	Cobalt International Energy, Inc.*	14,786
251	Concho Resources, Inc.*	24,224
103	Continental Resources, Inc.*	9,503
38	CVR Energy, Inc.	1,627
183	Dresser-Rand Group, Inc.*	11,152
97	Dril-Quip, Inc.*	9,895
331	EQT Corp.	28,373
570	FMC Technologies, Inc.*	30,569
151	Gulfport Energy Corp.*	8,909
243	Kosmos Energy Ltd.*	2,471
91	Laredo Petroleum Holdings, Inc.*	2,390
109	Noble Energy, Inc.	6,696
225	Oasis Petroleum, Inc.*	8,820
260	Oceaneering International, Inc.	20,171
242	Pioneer Natural Resources Co.	42,343
43	QEP Resources, Inc.	1,175
392	Range Resources Corp.	29,392
121	RPC, Inc.	1,728
849	Seadrill Ltd.	39,275
159	SM Energy Co.	10,863
844	Southwestern Energy Co.*	32,241
23	Whiting Petroleum Corp.*	1,161
33	World Fuel Services Corp.	1,259
		417,572
	Financials — 4.7%

127	Affiliated Managers Group, Inc.*	22,139
27	Allied World Assurance Co. Holdings AG	2,477
25	American Financial Group, Inc./OH	1,288
154	Ameriprise Financial, Inc.	13,267
572	Aon PLC	37,969
192	Apartment Investment & Management Co., Class A (REIT)	5,286
20	Arch Capital Group Ltd.*	1,066
304	Arthur J. Gallagher & Co.	12,567
13	Artisan Partners Asset Management, Inc.	624
73	Axis Capital Holdings Ltd.	3,138
35	Boston Properties, Inc. (REIT)	3,587
130	Brown & Brown, Inc.	4,048
128	CBL & Associates Properties, Inc. (REIT)	2,458
210	CBOE Holdings, Inc.	9,637
670	CBRE Group, Inc., Class A*	14,653
175	Corrections Corp. of America (REIT)	5,765
242	Digital Realty Trust, Inc. (REIT)	13,455
288	Eaton Vance Corp.	11,102
35	Endurance Specialty Holdings Ltd.	1,754
145	Equity Lifestyle Properties, Inc. (REIT)	5,039
60	Erie Indemnity Co., Class A	4,426
21	Extra Space Storage, Inc. (REIT)	866
103	Federal Realty Investment Trust (REIT)	10,023
164	Federated Investors, Inc., Class B	4,454
30	Hanover Insurance Group, Inc. (The)	1,598
175	IntercontinentalExchange, Inc.*	31,456
308	Lazard Ltd., Class A	10,909
96	Leucadia National Corp.	2,393
107	LPL Financial Holdings, Inc.	3,935
311	McGraw Hill Financial, Inc.	18,153
467	Moody’s Corp.	29,683
121	MSCI, Inc.*	4,539
51	Nationstar Mortgage Holdings, Inc.*	2,535
249	Ocwen Financial Corp.*	12,560
279	Omega Healthcare Investors, Inc. (REIT)	7,924
391	Plum Creek Timber Co., Inc. (REIT)	17,325
1,165	Progressive Corp. (The)	29,207
303	Rayonier, Inc. (REIT)	16,738
257	Realogy Holdings Corp.*	10,879
92	Regency Centers Corp. (REIT)	4,375
327	SEI Investments Co.	9,732
33	Senior Housing Properties Trust (REIT)	751
11	Signature Bank/NY*	965
172	Spirit Realty Capital, Inc. (REIT)	1,498
11	St. Joe Co. (The)*	212
623	T. Rowe Price Group, Inc.	43,697
227	Tanger Factory Outlet Centers (REIT)	7,003
28	Taubman Centers, Inc. (REIT)	1,887
22	Validus Holdings Ltd.	761
317	Ventas, Inc. (REIT)	19,736
87	Vornado Realty Trust (REIT)	7,073
206	Waddell & Reed Financial, Inc., Class A	9,810
1,398	Weyerhaeuser Co. (REIT)	38,277
		536,699
	Health Care — 7.7%

320	Actavis, Inc.*	43,258
98	Agilent Technologies, Inc.	4,571
469	Alexion Pharmaceuticals, Inc.*	50,539
304	Alkermes PLC*	9,652
554	AmerisourceBergen Corp.	31,534
444	Ariad Pharmaceuticals, Inc.*	8,258
334	BioMarin Pharmaceutical, Inc.*	21,867
239	Brookdale Senior Living, Inc.*	5,980
263	Bruker Corp.*	5,270
193	C.R. Bard, Inc.	22,170
494	Catamaran Corp.*	27,126
712	Cerner Corp.*	32,795
53	Charles River Laboratories International, Inc.*	2,441
40	Cigna Corp.	3,148
18	Community Health Systems, Inc.	707
86	Cooper Cos., Inc. (The)	11,232
134	Covance, Inc.*	10,859
157	Cubist Pharmaceuticals, Inc.*	9,948
221	DaVita HealthCare Partners, Inc.*	23,760
96	DENTSPLY International, Inc.	4,031
271	Edwards Lifesciences Corp.*	19,073

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
270	Endo Health Solutions, Inc.*	$11,094
47	HCA Holdings, Inc.	1,795
623	Health Management Associates, Inc., Class A*	8,012
209	Henry Schein, Inc.*	21,119
189	Hologic, Inc.*	4,033
130	IDEXX Laboratories, Inc.*	12,197
299	Illumina, Inc.*	23,274
247	Incyte Corp.*	8,371
125	Jazz Pharmaceuticals PLC*	10,961
223	Laboratory Corp. of America Holdings*	21,346
269	Life Technologies Corp.*	20,016
180	Medivation, Inc.*	10,175
78	MEDNAX, Inc.*	7,595
72	Mettler-Toledo International, Inc.*	15,857
915	Mylan, Inc.*	32,336
191	Myriad Genetics, Inc.*	4,998
175	Onyx Pharmaceuticals, Inc.*	21,626
188	Patterson Cos., Inc.	7,497
226	Perrigo Co.	27,470
140	Pharmacyclics, Inc.*	15,610
25	Quest Diagnostics, Inc.	1,465
29	Quintiles Transnational Holdings, Inc.*	1,255
342	ResMed, Inc.	16,156
147	Salix Pharmaceuticals Ltd.*	9,840
241	Seattle Genetics, Inc.*	10,218
132	Sirona Dental Systems, Inc.*	8,550
433	St. Jude Medical, Inc.	21,828
41	Techne Corp.	3,178
249	Tenet Healthcare Corp.*	9,723
189	Theravance, Inc.*	6,776
112	United Therapeutics Corp.*	7,942
147	Universal Health Services, Inc., Class B	9,959
260	Varian Medical Systems, Inc.*	18,317
559	Vertex Pharmaceuticals, Inc.*	42,009
562	Warner Chilcott PLC, Class A	12,055
206	Waters Corp.*	20,363
23	Zimmer Holdings, Inc.	1,819
1,201	Zoetis, Inc.	35,009
		870,063
	Industrials — 8.3%

79	A. O. Smith Corp.	3,322
24	AECOM Technology Corp.*	699
156	Alaska Air Group, Inc.	8,833
10	AMERCO	1,636
585	AMETEK, Inc.	25,108
66	Armstrong World Industries, Inc.*	3,205
259	Avis Budget Group, Inc.*	6,933
222	B/E Aerospace, Inc.*	15,138
186	Babcock & Wilcox Co. (The)	5,764
386	C.H. Robinson Worldwide, Inc.	21,952
8	Carlisle Cos., Inc.	533
242	Chicago Bridge & Iron Co. N.V.	14,479
70	Cintas Corp.	3,343
145	Clean Harbors, Inc.*	8,240
206	Colfax Corp.*	10,731
50	Con-way, Inc.	2,080
80	Copa Holdings S.A., Class A	10,462
268	Copart, Inc.*	8,514
107	Crane Co.	6,143
942	Delta Air Lines, Inc.	18,586
325	Donaldson Co., Inc.	11,453
303	Dover Corp.	25,770
89	Dun & Bradstreet Corp. (The)	8,854
289	Equifax, Inc.	17,077
496	Expeditors International of Washington, Inc.	20,118
712	Fastenal Co.	31,321
343	Flowserve Corp.	19,136
234	Fluor Corp.	14,843
348	Fortune Brands Home & Security, Inc.	12,820
46	Genesee & Wyoming, Inc., Class A*	3,983
147	Graco, Inc.	10,215
13	Harsco Corp.	306
832	Hertz Global Holdings, Inc.*	19,993
241	Hexcel Corp.*	8,572
103	Hubbell, Inc., Class B	10,440
120	Huntington Ingalls Industries, Inc.	7,598
184	IDEX Corp.	10,924
158	IHS, Inc., Class A*	16,930
511	Ingersoll-Rand PLC	30,221
368	Iron Mountain, Inc.	9,494
216	ITT Corp.	7,096
220	J.B. Hunt Transport Services, Inc.	15,840
265	Kansas City Southern	27,936
68	KAR Auction Services, Inc.	1,812
81	Kirby Corp.*	6,515
112	Landstar System, Inc.	6,121
121	Lennox International, Inc.	8,307
199	Lincoln Electric Holdings, Inc.	12,443
321	Manitowoc Co., Inc. (The)	6,414
857	Masco Corp.	16,214
86	MRC Global, Inc.*	2,257
114	MSC Industrial Direct Co., Inc., Class A	8,664
18	Navistar International Corp.*	617
76	Nielsen Holdings N.V.	2,622
154	Nordson Corp.	10,264
170	Old Dominion Freight Line, Inc.*	7,381
110	PACCAR, Inc.	5,897
267	Pall Corp.	18,460
210	Pitney Bowes, Inc.	3,427
105	Quanta Services, Inc.*	2,745
236	R.R. Donnelley & Sons Co.	3,936
335	Robert Half International, Inc.	11,815
335	Rockwell Automation, Inc.	32,572
290	Rockwell Collins, Inc.	20,523
153	Rollins, Inc.	3,787
238	Roper Industries, Inc.	29,441
16	Snap-on, Inc.	1,498
52	SolarCity Corp.*	1,630
191	Southwest Airlines Co.	2,447
37	Spirit Aerosystems Holdings, Inc., Class A*	835
34	Stanley Black & Decker, Inc.	2,899
207	Stericycle, Inc.*	23,300
139	Toro Co. (The)	7,341
126	TransDigm Group, Inc.	17,262
25	Triumph Group, Inc.	1,799
855	United Continental Holdings, Inc.*	24,333
226	United Rentals, Inc.*	12,378
64	Valmont Industries, Inc.	8,637
363	Verisk Analytics, Inc., Class A*	22,571
142	W.W. Grainger, Inc.	35,124
140	WABCO Holdings, Inc.*	10,919
280	Waste Connections, Inc.	11,861
231	Westinghouse Air Brake Technologies Corp.	13,518
27	Xylem, Inc.	669
		937,896
	Information Technology — 9.7%

242	3D Systems Corp.*	12,439

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,455	Advanced Micro Devices, Inc.*	$4,758
427	Akamai Technologies, Inc.*	19,633
118	Alliance Data Systems Corp.*	23,093
265	Altera Corp.	9,320
384	Amphenol Corp., Class A	29,096
320	Analog Devices, Inc.	14,810
224	ANSYS, Inc.*	18,811
1,907	Applied Materials, Inc.	28,624
1,029	Atmel Corp.*	7,471
428	Autodesk, Inc.*	15,729
541	Avago Technologies Ltd.	20,834
346	BMC Software, Inc.*	15,916
70	Booz Allen Hamilton Holding Corp.	1,416
291	Broadridge Financial Solutions, Inc.	8,660
680	Cadence Design Systems, Inc.*	9,160
449	Citrix Systems, Inc.*	31,776
112	Concur Technologies, Inc.*	10,945
283	Cree, Inc.*	15,704
43	Dolby Laboratories, Inc., Class A	1,351
67	DST Systems, Inc.	4,782
558	Electronic Arts, Inc.*	14,865
119	Equinix, Inc.*	20,675
189	F5 Networks, Inc.*	15,759
106	FactSet Research Systems, Inc.	10,849
70	Fidelity National Information Services, Inc.	3,112
320	Fiserv, Inc.*	30,806
163	FleetCor Technologies, Inc.*	16,807
237	FLIR Systems, Inc.	7,413
326	Fortinet, Inc.*	6,455
61	Freescale Semiconductor Ltd.*	873
225	Gartner, Inc.*	13,043
404	Genpact Ltd.	7,777
183	Global Payments, Inc.	8,720
46	Harris Corp.	2,605
179	IAC/InterActiveCorp	8,787
260	Informatica Corp.*	9,300
713	Intuit, Inc.	45,297
78	IPG Photonics Corp.	4,193
207	Jack Henry & Associates, Inc.	10,329
428	JDS Uniphase Corp.*	5,491
225	Juniper Networks, Inc.*	4,252
91	Lam Research Corp.*	4,247
176	Lender Processing Services, Inc.	5,614
560	Linear Technology Corp.	21,465
217	LinkedIn Corp., Class A*	52,089
153	LSI Corp.*	1,134
699	Maxim Integrated Products, Inc.	19,464
473	Microchip Technology, Inc.	18,357
28	MICROS Systems, Inc.*	1,369
550	Motorola Solutions, Inc.	30,805
231	National Instruments Corp.	6,410
395	NCR Corp.*	14,054
865	NetApp, Inc.	35,932
84	NetSuite, Inc.*	8,352
158	NeuStar, Inc., Class A*	7,985
1,028	ON Semiconductor Corp.*	7,443
80	Palo Alto Networks, Inc.*	3,842
310	Pandora Media, Inc.*	5,710
703	Paychex, Inc.	27,192
271	Rackspace Hosting, Inc.*	12,146
455	Red Hat, Inc.*	22,987
371	Riverbed Technology, Inc.*	5,728
29	Rovi Corp.*	520
265	SanDisk Corp.	14,623
190	ServiceNow, Inc.*	8,907
88	Silicon Laboratories, Inc.*	3,405
382	Skyworks Solutions, Inc.*	9,688
157	SolarWinds, Inc.*	5,723
165	Solera Holdings, Inc.	8,517
246	Splunk, Inc.*	13,582
42	Stratasys Ltd.*	4,505
1,218	Symantec Corp.	31,193
23	Tableau Software, Inc., Class A*	1,663
392	Teradata Corp.*	22,956
394	TIBCO Software, Inc.*	8,881
304	Total System Services, Inc.	8,412
614	Trimble Navigation Ltd.*	15,503
210	Vantiv, Inc., Class A*	5,546
342	VeriSign, Inc.*	16,413
1,338	Western Union Co. (The)	23,455
89	Workday, Inc., Class A*	6,455
634	Xilinx, Inc.	27,528
11	Zebra Technologies Corp., Class A*	502
		1,102,038
	Materials — 3.4%

157	Airgas, Inc.	15,959
74	Albemarle Corp.	4,615
112	Aptargroup, Inc.	6,587
76	Avery Dennison Corp.	3,250
357	Ball Corp.	15,858
108	Bemis Co., Inc.	4,297
383	Celanese Corp.	18,859
80	Compass Minerals International, Inc.	5,898
295	Crown Holdings, Inc.*	12,821
119	Eagle Materials, Inc.	7,635
372	Eastman Chemical Co.	28,272
327	FMC Corp.	21,782
15	Greif, Inc., Class A	808
196	International Flavors & Fragrances, Inc.	15,486
919	International Paper Co.	43,386
111	Martin Marietta Materials, Inc.	10,662
23	NewMarket Corp.	6,306
232	Owens-Illinois, Inc.*	6,587
235	Packaging Corp. of America	12,464
124	Rock-Tenn Co., Class A	13,778
135	Rockwood Holdings, Inc.	8,621
39	Royal Gold, Inc.	2,263
298	RPM International, Inc.	10,126
103	Scotts Miracle-Gro Co. (The), Class A	5,429
470	Sealed Air Corp.	13,348
213	Sherwin-Williams Co. (The)	36,721
273	Sigma-Aldrich Corp.	22,514
106	Silgan Holdings, Inc.	5,001
26	Tahoe Resources, Inc.*	465
214	Valspar Corp. (The)	13,302
42	Westlake Chemical Corp.	4,250
159	WR Grace & Co.*	12,776
		390,126
	Telecommunication Services — 0.8%

705	Crown Castle International Corp.*	48,941
3	Intelsat S.A.*	69
131	Level 3 Communications, Inc.*	2,929
306	SBA Communications Corp., Class A*	22,950
361	tw telecom, inc.*	10,332
1,345	Windstream Corp.	10,854
		96,075
	Utilities — 0.4%

296	Aqua America, Inc.	8,989
109	Calpine Corp.*	2,107
126	ITC Holdings Corp.	11,200
465	ONEOK, Inc.	23,920

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
54	Questar Corp.	$1,184
		47,400
	Total Common Stocks (Cost $5,844,296)	6,565,228

Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$516,545	0.00%, due 09/03/13	516,545
	Federal National Mortgage Association
59,919	0.01%, due 09/03/13	59,919
	Total U.S. Government & Agency Securities (Cost $576,464)	576,464

	Repurchase Agreements (a)(b) — 31.5%
3,572,349	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,572,366	3,572,349
	Total Repurchase Agreements (Cost $3,572,349)	3,572,349

	Total Investment Securities (Cost $9,993,109) — 94.4%	10,714,041
	Other assets less liabilities — 5.6%	634,342
	Net Assets — 100.0%	$11,348,383

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $753,189.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764,774
Aggregate gross unrealized depreciation	(54,831)
Net unrealized appreciation	$709,943
Federal income tax cost of investments	$10,004,098

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$35,867	$3,639

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,940,534	(226,933)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	864,861	(29,155)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	4,898,076	150,451

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,116,289	329,122

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	29,810	63,020

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Growth Index Fund	2,245,278	350,975

		$641,119

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 62.7%
	Consumer Discretionary — 6.8%

50	1-800-Flowers.com, Inc., Class A*	$272
164	A.H. Belo Corp., Class A	1,187
504	American Apparel, Inc.*	721
179	American Axle & Manufacturing Holdings, Inc.*	3,442
17	America’s Car-Mart, Inc.*	697
32	Asbury Automotive Group, Inc.*	1,572
107	Ascent Capital Group, Inc., Class A*	7,901
328	Barnes & Noble, Inc.*	4,484
94	Bassett Furniture Industries, Inc.	1,299
36	Beasley Broadcasting Group, Inc., Class A	269
96	Beazer Homes USA, Inc.*	1,626
303	bebe stores, inc.	1,751
606	Belo Corp., Class A	8,569
13	Biglari Holdings, Inc.*	5,427
197	Black Diamond, Inc.*	2,049
215	Bob Evans Farms, Inc.	10,541
144	Body Central Corp.*	870
8	Bon-Ton Stores, Inc. (The)	88
12	Bravo Brio Restaurant Group, Inc.*	180
159	Bridgepoint Education, Inc.*	2,627
143	Brown Shoe Co., Inc.	3,206
42	Brunswick Corp.	1,527
36	Caesars Entertainment Corp.*	773
618	Callaway Golf Co.	4,277
480	Career Education Corp.*	1,258
144	Carmike Cinemas, Inc.*	2,524
206	Carrols Restaurant Group, Inc.*	1,240
192	Cato Corp. (The), Class A	4,831
6	Cavco Industries, Inc.*	315
666	Central European Media Enterprises Ltd., Class A*	2,897
132	Children’s Place Retail Stores, Inc. (The)*	7,020
127	Citi Trends, Inc.*	2,061
112	Columbia Sportswear Co.	6,338
486	Cooper Tire & Rubber Co.	15,518
86	Core-Mark Holding Co., Inc.	5,427
689	Corinthian Colleges, Inc.*	1,523
104	Crocs, Inc.*	1,400
238	Crown Media Holdings, Inc., Class A*	731
74	CSS Industries, Inc.	1,615
9	Culp, Inc.	172
147	Cumulus Media, Inc., Class A*	706
8	Daily Journal Corp.*	995
1,171	Dana Holding Corp.	24,544
52	Del Frisco’s Restaurant Group, Inc.*	1,000
181	Denny’s Corp.*	1,017
12	Destination Maternity Corp.	333
366	Destination XL Group, Inc.*	2,214
149	Dex Media, Inc.*	1,381
210	Digital Generation, Inc.*	2,577
68	DineEquity, Inc.	4,506
272	E.W. Scripps Co. (The), Class A*	4,137
6	Einstein Noah Restaurant Group, Inc.	96
208	Entercom Communications Corp., Class A*	1,649
30	Ethan Allen Interiors, Inc.	782
171	Federal-Mogul Corp.*	2,609
1,043	Fifth & Pacific Cos., Inc.*	24,865
282	Finish Line, Inc. (The), Class A	5,911
43	Flexsteel Industries, Inc.	967
319	Fred’s, Inc., Class A	4,986
122	Fuel Systems Solutions, Inc.*	2,318
35	G-III Apparel Group Ltd.*	1,603
58	Genesco, Inc.*	3,577
144	Global Sources Ltd.*	884
58	Gordmans Stores, Inc.*	802
408	Gray Television, Inc.*	2,693
189	Group 1 Automotive, Inc.	14,502
374	Harte-Hanks, Inc.	3,104
131	Haverty Furniture Cos., Inc.	3,172
277	Helen of Troy Ltd.*	11,130
112	hhgregg, Inc.*	2,028
93	Hooker Furniture Corp.	1,338
290	Hovnanian Enterprises, Inc., Class A*	1,494
264	Iconix Brand Group, Inc.*	8,664
242	International Speedway Corp., Class A	7,500
184	Isle of Capri Casinos, Inc.*	1,373
78	Jack in the Box, Inc.*	3,080
167	JAKKS Pacific, Inc.	867
43	Johnson Outdoors, Inc., Class A*	1,083
697	Jones Group, Inc. (The)	10,267
207	JoS. A. Bank Clothiers, Inc.*	8,234
384	Journal Communications, Inc., Class A*	2,761
4	JTH Holding, Inc., Class A*	67
35	Kirkland’s, Inc.*	683
337	La-Z-Boy, Inc.	7,165
554	LeapFrog Enterprises, Inc.*	5,329
177	Life Time Fitness, Inc.*	8,848
89	Lifetime Brands, Inc.	1,231
145	Lincoln Educational Services Corp.	740
1,224	Live Nation Entertainment, Inc.*	20,637
173	Luby’s, Inc.*	1,213
151	M/I Homes, Inc.*	2,828
93	Mac-Gray Corp.	1,335
203	Maidenform Brands, Inc.*	4,758
161	Marcus Corp.	1,980
203	MarineMax, Inc.*	2,485
254	Marriott Vacations Worldwide Corp.*	11,074
253	Martha Stewart Living Omnimedia, Class A*	615
134	Matthews International Corp., Class A	4,945
106	McClatchy Co. (The), Class A*	329
271	MDC Holdings, Inc.	7,542
145	MDC Partners, Inc., Class A	3,245
170	Media General, Inc., Class A*	1,783
437	Men’s Wearhouse, Inc. (The)	16,453
311	Meredith Corp.	13,376
55	Meritage Homes Corp.*	2,196
411	Modine Manufacturing Co.*	5,355
35	Monarch Casino & Resort, Inc.*	658
136	Morgans Hotel Group Co.*	934
145	Movado Group, Inc.	6,178
43	NACCO Industries, Inc., Class A	2,390
347	National CineMedia, Inc.	6,239
102	New York & Co., Inc.*	500
1,122	New York Times Co. (The), Class A*	12,510
1,605	Office Depot, Inc.*	6,725
757	OfficeMax, Inc.	8,229
833	Orient-Express Hotels Ltd., Class A*	10,079
47	Pacific Sunwear of California, Inc.*	153
285	Penske Automotive Group, Inc.	11,124
462	Pep Boys-Manny Moe & Jack (The)*	5,188
107	Perry Ellis International, Inc.	1,960
38	Pinnacle Entertainment, Inc.*	900
310	Quiksilver, Inc.*	1,535
81	R.G. Barry Corp.	1,290
867	RadioShack Corp.*	2,835
152	Reading International, Inc., Class A*	948
15	Red Robin Gourmet Burgers, Inc.*	973
413	Regis Corp.	6,517
122	Remy International, Inc.	2,384
464	Rent-A-Center, Inc.	17,405

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Rentrak Corp.*	$124
530	Ruby Tuesday, Inc.*	3,848
30	Saga Communications, Inc., Class A	1,475
908	Saks, Inc.*	14,464
90	Salem Communications Corp., Class A	697
230	Scholastic Corp.	6,787
105	Scientific Games Corp., Class A*	1,500
27	Sears Hometown and Outlet Stores, Inc.*	866
29	Select Comfort Corp.*	716
53	Shiloh Industries, Inc.	650
131	Shoe Carnival, Inc.	3,326
336	Skechers U.S.A., Inc., Class A*	10,325
157	Skullcandy, Inc.*	835
252	Sonic Automotive, Inc., Class A	5,491
100	Sonic Corp.*	1,596
297	Spartan Motors, Inc.	1,696
101	Speedway Motorsports, Inc.	1,786
285	Stage Stores, Inc.	5,310
49	Standard Motor Products, Inc.	1,502
1,289	Standard Pacific Corp.*	9,203
113	Stein Mart, Inc.	1,373
87	Steiner Leisure Ltd.*	4,848
61	Steinway Musical Instruments, Inc.*	2,456
59	Stewart Enterprises, Inc., Class A	772
39	Stoneridge, Inc.*	485
202	Superior Industries International, Inc.	3,523
95	Systemax, Inc.	864
6	Tilly’s, Inc., Class A*	83
209	Town Sports International Holdings, Inc.	2,426
92	Trans World Entertainment Corp.	417
122	TRI Pointe Homes, Inc.*	1,712
373	Tuesday Morning Corp.*	4,592
130	Unifi, Inc.*	2,945
118	Universal Electronics, Inc.*	3,559
185	Universal Technical Institute, Inc.	1,967
338	Valassis Communications, Inc.	9,312
44	ValueVision Media, Inc., Class A*	215
162	VOXX International Corp.*	1,970
148	West Marine, Inc.*	1,681
54	Weyco Group, Inc.	1,347
476	WMS Industries, Inc.*	12,233
224	World Wrestling Entertainment, Inc., Class A	2,188
267	Zagg, Inc.*	1,188
282	Zale Corp.*	3,528
		669,721
	Consumer Staples — 1.7%

3	Alico, Inc.	121
762	Alliance One International, Inc.*	2,157
163	Andersons, Inc. (The)	10,703
27	Boulder Brands, Inc.*	420
19	Cal-Maine Foods, Inc.	867
319	Central Garden and Pet Co., Class A*	1,997
404	Chiquita Brands International, Inc.*	4,981
57	Craft Brew Alliance, Inc.*	684
752	Darling International, Inc.*	15,213
194	Diamond Foods, Inc.*	4,016
447	Dole Food Co., Inc.*	6,133
34	Elizabeth Arden, Inc.*	1,181
80	Fairway Group Holdings Corp.*	1,854
329	Fresh Del Monte Produce, Inc.	9,495
23	Griffin Land & Nurseries, Inc.	707
287	Harbinger Group, Inc.*	2,638
381	Harris Teeter Supermarkets, Inc.	18,726
103	Ingles Markets, Inc., Class A	2,574
43	Inter Parfums, Inc.	1,143
71	John B. Sanfilippo & Son, Inc.	1,537
107	Nash Finch Co.	2,614
95	Nature’s Sunshine Products, Inc.	1,659
74	Nutraceutical International Corp.	1,669
31	Oil-Dri Corp. of America	961
159	Omega Protein Corp.*	1,423
7	Orchids Paper Products Co.	193
191	Pantry, Inc. (The)*	2,179
284	Post Holdings, Inc.*	12,127
66	Revlon, Inc., Class A*	1,477
2,496	Rite Aid Corp.*	8,636
219	Roundy’s, Inc.	1,848
2	Seaboard Corp.	5,360
71	Seneca Foods Corp., Class A*	2,092
351	Snyder’s-Lance, Inc.	9,442
190	Spartan Stores, Inc.	3,906
455	SUPERVALU, Inc.*	3,262
14	Synutra International, Inc.*	67
11	Tootsie Roll Industries, Inc.	330
110	TreeHouse Foods, Inc.*	7,153
203	Universal Corp.	9,951
137	Vector Group Ltd.	2,237
19	Village Super Market, Inc., Class A	665
96	Weis Markets, Inc.	4,510
		170,908
	Energy — 4.7%

17	Adams Resources & Energy, Inc.	1,034
202	Alon USA Energy, Inc.	2,509
1,920	Alpha Natural Resources, Inc.*	11,674
67	Apco Oil and Gas International, Inc.*	972
134	Approach Resources, Inc.*	3,122
1,846	Arch Coal, Inc.	8,252
260	Basic Energy Services, Inc.*	3,026
311	Berry Petroleum Co., Class A	12,798
301	Bill Barrett Corp.*	6,481
75	Bolt Technology Corp.	1,326
1,025	BPZ Resources, Inc.*	2,337
314	Bristow Group, Inc.	20,630
392	C&J Energy Services, Inc.*	8,048
852	Cal Dive International, Inc.*	1,721
347	Callon Petroleum Co.*	1,558
97	CARBO Ceramics, Inc.	7,914
51	Carrizo Oil & Gas, Inc.*	1,747
51	Clayton Williams Energy, Inc.*	2,512
529	Cloud Peak Energy, Inc.*	8,326
420	Comstock Resources, Inc.	6,132
92	Contango Oil & Gas Co.	3,299
191	Crimson Exploration, Inc.*	563
36	Crosstex Energy, Inc.	702
70	Dawson Geophysical Co.*	2,513
111	Delek U.S. Holdings, Inc.	2,759
318	Emerald Oil, Inc.*	2,073
410	Endeavour International Corp.*	2,050
690	Energy XXI Bermuda Ltd.	18,333
176	EPL Oil & Gas, Inc.*	5,956
310	Equal Energy Ltd.	1,472
175	Era Group, Inc.*	4,345
575	EXCO Resources, Inc.	4,186
501	Exterran Holdings, Inc.*	13,742
903	Forest Oil Corp.*	5,021
171	Forum Energy Technologies, Inc.*	4,475
448	Frontline Ltd.*	1,084
222	GasLog Ltd.	3,048
182	Global Geophysical Services, Inc.*	459
220	Green Plains Renewable Energy, Inc.*	3,540
126	Gulf Island Fabrication, Inc.	2,960
232	GulfMark Offshore, Inc., Class A	10,667

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,014	Halcon Resources Corp.*	$9,566
76	Hallador Energy Co.	558
921	Helix Energy Solutions Group, Inc.*	23,053
1,387	Hercules Offshore, Inc.*	9,986
294	Hornbeck Offshore Services, Inc.*	16,017
906	ION Geophysical Corp.*	4,340
1,325	Key Energy Services, Inc.*	8,838
213	Knightsbridge Tankers Ltd.	1,806
261	L&L Energy, Inc.*	619
1,026	Magnum Hunter Resources Corp.*	4,771
431	Matador Resources Co.*	7,301
190	Matrix Service Co.*	2,962
289	Midstates Petroleum Co., Inc.*	1,306
265	Miller Energy Resources, Inc.*	1,659
112	Mitcham Industries, Inc.*	1,967
108	Natural Gas Services Group, Inc.*	2,961
143	Newpark Resources, Inc.*	1,592
574	Nordic American Tankers Ltd.	4,414
555	Northern Oil and Gas, Inc.*	7,148
1,175	Nuverra Environmental Solutions, Inc.*	2,702
4	Panhandle Oil and Gas, Inc., Class A	114
1,036	Parker Drilling Co.*	5,947
310	PDC Energy, Inc.*	17,788
480	Penn Virginia Corp.*	2,309
33	PetroQuest Energy, Inc.*	139
103	PHI, Inc. (Non-Voting)*	3,613
541	Pioneer Energy Services Corp.*	3,657
900	Quicksilver Resources, Inc.*	1,503
146	Renewable Energy Group, Inc.*	2,256
589	Resolute Energy Corp.*	4,618
43	REX American Resources Corp.*	1,270
231	Sanchez Energy Corp.*	5,581
1,606	Scorpio Tankers, Inc.	15,145
160	SEACOR Holdings, Inc.	13,293
25	SemGroup Corp., Class A	1,324
487	Ship Finance International Ltd.	7,529
435	Stone Energy Corp.*	11,919
377	Swift Energy Co.*	4,253
541	Teekay Tankers Ltd., Class A	1,358
263	Tesco Corp.*	4,063
681	TETRA Technologies, Inc.*	8,002
12	TGC Industries, Inc.	95
416	Triangle Petroleum Corp.*	2,766
843	Ur-Energy, Inc.*	868
250	Vaalco Energy, Inc.*	1,390
1,748	Vantage Drilling Co.*	3,007
302	W&T Offshore, Inc.	4,666
634	Warren Resources, Inc.*	1,813
205	Western Refining, Inc.	6,013
102	Westmoreland Coal Co.*	1,313
348	Willbros Group, Inc.*	3,170
186	ZaZa Energy Corp.*	179
		459,893
	Financials — 24.5%

131	1st Source Corp.	3,375
260	1st United Bancorp, Inc./FL	1,862
391	Acadia Realty Trust (REIT)	9,122
64	Access National Corp.	870
243	AG Mortgage Investment Trust, Inc. (REIT)	4,267
115	Agree Realty Corp. (REIT)	3,117
374	Alexander & Baldwin, Inc.*	13,453
218	Altisource Residential Corp.*	4,131
310	Ambac Financial Group, Inc.*	6,870
292	American Assets Trust, Inc. (REIT)	8,646
513	American Capital Mortgage Investment Corp. (REIT)	10,281
514	American Equity Investment Life Holding Co.	10,182
68	American National Bankshares, Inc.	1,487
1,115	American Realty Capital Properties, Inc. (REIT)	14,952
119	American Residential Properties, Inc. (REIT)*	2,030
77	American Safety Insurance Holdings Ltd.*	2,320
208	Ameris Bancorp*	3,985
160	AMERISAFE, Inc.	5,214
81	Ames National Corp.	1,635
171	AmREIT, Inc. (REIT)	2,885
53	AmTrust Financial Services, Inc.	1,886
1,260	Anworth Mortgage Asset Corp. (REIT)	5,582
321	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,821
1,955	Apollo Investment Corp.	15,425
279	Apollo Residential Mortgage, Inc. (REIT)	4,244
186	Ares Commercial Real Estate Corp. (REIT)	2,375
157	Argo Group International Holdings Ltd.	6,412
139	Arlington Asset Investment Corp., Class A	3,228
165	Armada Hoffler Properties, Inc. (REIT)	1,549
3,254	ARMOUR Residential REIT, Inc. (REIT)	13,602
91	Arrow Financial Corp.	2,311
534	Ashford Hospitality Trust, Inc. (REIT)	6,157
500	Associated Estates Realty Corp. (REIT)	6,885
768	Astoria Financial Corp.	9,446
82	AV Homes, Inc.*	1,319
90	Aviv REIT, Inc. (REIT)	2,045
80	Baldwin & Lyons, Inc., Class B	1,887
142	Banc of California, Inc.	1,889
62	Bancfirst Corp.	3,167
255	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,140
286	Bancorp, Inc. (The)/DE*	4,522
828	BancorpSouth, Inc.	16,047
404	Bank Mutual Corp.	2,400
53	Bank of Kentucky Financial Corp.	1,432
47	Bank of Marin Bancorp	1,852
78	Bank of the Ozarks, Inc.	3,540
183	BankFinancial Corp.	1,537
169	Banner Corp.	5,790
34	Bar Harbor Bankshares	1,224
687	BBCN Bancorp, Inc.	9,178
63	BBX Capital Corp., Class A*	798
278	Beneficial Mutual Bancorp, Inc.*	2,574
218	Berkshire Hills Bancorp, Inc.	5,417
644	BlackRock Kelso Capital Corp.	6,311
159	BNC Bancorp	2,070
693	Boston Private Financial Holdings, Inc.	7,082
78	Bridge Bancorp, Inc.	1,651
84	Bridge Capital Holdings*	1,347
610	Brookline Bancorp, Inc.	5,521
118	Bryn Mawr Bank Corp.	2,975
28	C&F Financial Corp.	1,405
173	Calamos Asset Management, Inc., Class A	1,716
20	California First National Bancorp	307
66	Camden National Corp.	2,519

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
561	Campus Crest Communities, Inc. (REIT)	$5,935
216	Capital Bank Financial Corp., Class A*	4,266
109	Capital City Bank Group, Inc.*	1,299
117	Capital Southwest Corp.	3,858
1,296	Capitol Federal Financial, Inc.	15,863
773	CapLease, Inc. (REIT)	6,578
831	Capstead Mortgage Corp. (REIT)	9,756
263	Cardinal Financial Corp.	4,324
50	Cascade Bancorp*	300
248	Cash America International, Inc.	10,609
686	Cathay General Bancorp	15,106
629	Cedar Realty Trust, Inc. (REIT)	3,070
102	Center Bancorp, Inc.	1,424
262	CenterState Banks, Inc.	2,397
190	Central Pacific Financial Corp.	3,228
30	Century Bancorp, Inc./MA, Class A	949
2,057	Chambers Street Properties (REIT)	15,119
198	Charter Financial Corp./MD	2,041
196	Chatham Lodging Trust (REIT)	3,548
239	Chemical Financial Corp.	6,510
31	Chemung Financial Corp.	956
422	Chesapeake Lodging Trust (REIT)	9,288
60	CIFC Corp.	450
107	Citizens & Northern Corp.	2,054
378	Citizens, Inc./TX*	2,846
136	City Holding Co.	5,556
75	Clifton Savings Bancorp, Inc.	904
109	CNB Financial Corp./PA	1,824
1,932	CNO Financial Group, Inc.	26,256
308	CoBiz Financial, Inc.	2,760
771	Colonial Properties Trust (REIT)	17,031
562	Colony Financial, Inc. (REIT)	11,111
444	Columbia Banking System, Inc.	10,301
348	Community Bank System, Inc.	11,568
122	Community Trust Bancorp, Inc.	4,602
91	CommunityOne Bancorp*	773
15	ConnectOne Bancorp, Inc.*	495
51	Consolidated-Tomoka Land Co.	1,841
68	Consumer Portfolio Services, Inc.*	397
1,462	Cousins Properties, Inc. (REIT)	14,518
849	Cowen Group, Inc., Class A*	2,751
144	Crawford & Co., Class B	1,092
82	CU Bancorp*	1,368
1,159	CubeSmart (REIT)	19,297
174	Customers Bancorp, Inc.*	2,850
799	CVB Financial Corp.	10,179
167	CyrusOne, Inc. (REIT)	3,183
1,519	CYS Investments, Inc. (REIT)	11,666
2,528	DCT Industrial Trust, Inc. (REIT)	16,912
352	DFC Global Corp.*	3,978
1,700	DiamondRock Hospitality Co. (REIT)	16,473
277	Dime Community Bancshares, Inc.	4,410
64	Donegal Group, Inc., Class A	863
57	Doral Financial Corp.*	1,349
307	DuPont Fabros Technology, Inc. (REIT)	6,997
478	Dynex Capital, Inc. (REIT)	3,838
194	Eagle Bancorp, Inc.*	4,943
46	Eastern Insurance Holdings, Inc.	920
17	EastGroup Properties, Inc. (REIT)	955
992	Education Realty Trust, Inc. (REIT)	8,521
56	Ellington Residential Mortgage REIT (REIT)	848
39	EMC Insurance Group, Inc.	1,088
81	Employers Holdings, Inc.	2,147
48	Encore Capital Group, Inc.*	2,058
54	Enstar Group Ltd.*	7,278
63	Enterprise Bancorp, Inc./MA	1,171
157	Enterprise Financial Services Corp.	2,595
409	EPR Properties (REIT)	20,033
524	Equity One, Inc. (REIT)	11,140
112	ESB Financial Corp.	1,325
78	ESSA Bancorp, Inc.	832
700	EverBank Financial Corp.	9,842
416	Excel Trust, Inc. (REIT)	4,851
444	EZCORP, Inc., Class A*	7,539
65	Farmers Capital Bank Corp.*	1,297
77	FBL Financial Group, Inc., Class A	3,394
76	FBR & Co.*	2,038
90	Federal Agricultural Mortgage Corp., Class C	3,029
1,080	FelCor Lodging Trust, Inc. (REIT)*	5,951
127	Fidelity Southern Corp.	1,818
119	Fidus Investment Corp.	2,230
1,050	Fifth Street Finance Corp.	10,878
120	Financial Institutions, Inc.	2,225
941	First American Financial Corp.	19,667
83	First Bancorp, Inc./ME	1,351
627	First BanCorp./Puerto Rico*	4,007
171	First Bancorp/NC	2,404
630	First Busey Corp.	2,999
851	First Commonwealth Financial Corp.	6,238
156	First Community Bancshares, Inc./VA	2,348
148	First Connecticut Bancorp, Inc./CT	2,072
85	First Defiance Financial Corp.	2,083
18	First Federal Bancshares of Arkansas, Inc.*	171
503	First Financial Bancorp	7,545
88	First Financial Bankshares, Inc.	5,060
98	First Financial Corp./IN	2,981
209	First Financial Holdings, Inc.	11,250
132	First Financial Northwest, Inc.	1,406
935	First Industrial Realty Trust, Inc. (REIT)	14,147
153	First Interstate BancSystem, Inc.	3,478
72	First M&F Corp.	1,166
794	First Marblehead Corp. (The)*	636
250	First Merchants Corp.	4,270
653	First Midwest Bancorp, Inc./IL	9,815
36	First NBC Bank Holding Co.*	846
69	First of Long Island Corp. (The)	2,541
511	First Potomac Realty Trust (REIT)	6,357
543	First Security Group, Inc./TN*	1,227
1,441	FirstMerit Corp.	30,492
173	Flagstar Bancorp, Inc.*	2,509
268	Flushing Financial Corp.	4,797
1,261	FNB Corp./PA	15,220
267	Forestar Group, Inc.*	5,329
56	Fortegra Financial Corp.*	427
106	Fox Chase Bancorp, Inc.	1,789
94	Franklin Financial Corp./VA	1,684
783	Franklin Street Properties Corp. (REIT)	9,537
96	Gain Capital Holdings, Inc.	716
52	Garrison Capital, Inc.	781
351	Geo Group, Inc. (The) (REIT)	10,955
110	German American Bancorp, Inc.	2,626
223	Getty Realty Corp. (REIT)	4,072
606	GFI Group, Inc.	2,430
626	Glacier Bancorp, Inc.	14,774
183	Gladstone Capital Corp.	1,497
122	Gladstone Commercial Corp. (REIT)	2,164
230	Gladstone Investment Corp.	1,573
129	Glimcher Realty Trust (REIT)	1,277
73	Global Indemnity PLC*	1,791
301	Golub Capital BDC, Inc.	5,201

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
475	Government Properties Income Trust (REIT)	$11,106
516	Gramercy Property Trust, Inc. (REIT)*	2,110
90	Great Southern Bancorp, Inc.	2,392
224	Green Dot Corp., Class A*	5,143
185	Greenlight Capital Re Ltd., Class A*	4,967
168	GSV Capital Corp.*	2,083
128	Guaranty Bancorp	1,513
117	Hallmark Financial Services, Inc.*	986
293	Hampton Roads Bankshares, Inc.*	448
738	Hancock Holding Co.	23,727
275	Hanmi Financial Corp.	4,491
509	Healthcare Realty Trust, Inc. (REIT)	11,447
129	Heartland Financial USA, Inc.	3,505
535	Hercules Technology Growth Capital, Inc.	7,752
181	Heritage Commerce Corp.	1,245
132	Heritage Financial Corp./WA	1,996
175	Heritage Oaks Bancorp*	1,094
1,762	Hersha Hospitality Trust (REIT)	9,233
44	HFF, Inc., Class A	1,012
540	Highwoods Properties, Inc. (REIT)	18,241
540	Hilltop Holdings, Inc.*	8,456
11	Hingham Institution for Savings	728
56	Home Bancorp, Inc.*	955
290	Home BancShares, Inc./AR	7,372
126	Home Federal Bancorp, Inc./ID	1,609
618	Home Loan Servicing Solutions Ltd.	14,090
113	HomeStreet, Inc.	2,218
181	HomeTrust Bancshares, Inc.*	2,959
345	Horace Mann Educators Corp.	9,094
76	Horizon Bancorp/IN	1,648
72	Horizon Technology Finance Corp.	961
377	Hudson Pacific Properties, Inc. (REIT)	7,521
143	Hudson Valley Holding Corp.	2,625
258	Iberiabank Corp.	13,504
309	ICG Group, Inc.*	3,869
150	Imperial Holdings, Inc.*	1,017
69	Independence Holding Co.	966
199	Independent Bank Corp./MA	7,067
33	Independent Bank Group, Inc.	1,131
51	Infinity Property & Casualty Corp.	3,086
103	Inland Real Estate Corp. (REIT)	1,010
464	International Bancshares Corp.	10,171
156	Intervest Bancshares Corp.*	1,086
84	INTL FCStone, Inc.*	1,614
1,176	Invesco Mortgage Capital, Inc. (REIT)	18,005
324	Investment Technology Group, Inc.*	5,508
384	Investors Bancorp, Inc.	7,995
829	Investors Real Estate Trust (REIT)	6,756
11	Investors Title Co.	784
740	iStar Financial, Inc. (REIT)*	8,199
1,298	Janus Capital Group, Inc.	10,851
117	JAVELIN Mortgage Investment Corp. (REIT)	1,459
137	JMP Group, Inc.	881
34	Kansas City Life Insurance Co.	1,484
246	KCAP Financial, Inc.	2,054
349	KCG Holdings, Inc., Class A*	3,029
125	Kearny Financial Corp.*	1,223
412	Kennedy-Wilson Holdings, Inc.	7,597
796	Kite Realty Group Trust (REIT)	4,593
311	Lakeland Bancorp, Inc.	3,393
143	Lakeland Financial Corp.	4,447
831	LaSalle Hotel Properties (REIT)	22,046
53	LCNB Corp.	1,025
1,468	Lexington Realty Trust (REIT)	17,205
40	LTC Properties, Inc. (REIT)	1,417
206	Macatawa Bank Corp.*	921
377	Maiden Holdings Ltd.	4,931
317	Main Street Capital Corp.	9,231
177	MainSource Financial Group, Inc.	2,522
118	Manning & Napier, Inc.	1,768
72	Marlin Business Services Corp.	1,754
477	MB Financial, Inc.	12,874
619	MCG Capital Corp.	3,027
409	Meadowbrook Insurance Group, Inc.	2,446
162	Medallion Financial Corp.	2,291
1,405	Medical Properties Trust, Inc. (REIT)	16,228
289	Medley Capital Corp.	3,800
76	Mercantile Bank Corp.	1,520
49	Merchants Bancshares, Inc.	1,434
68	Meridian Interstate Bancorp, Inc.*	1,334
52	Meta Financial Group, Inc.	1,640
123	Metro Bancorp, Inc.*	2,339
139	MetroCorp Bancshares, Inc.	1,407
1,269	MGIC Investment Corp.*	9,162
46	Middleburg Financial Corp.	854
72	MidSouth Bancorp, Inc.	1,083
59	MidWestOne Financial Group, Inc.	1,387
369	Monmouth Real Estate Investment Corp., Class A (REIT)	3,314
382	Montpelier Re Holdings Ltd.	9,493
499	MPG Office Trust, Inc. (REIT)*	1,552
208	MVC Capital, Inc.	2,606
36	NASB Financial, Inc.*	964
455	National Bank Holdings Corp., Class A	8,895
60	National Bankshares, Inc.	2,192
42	National Interstate Corp.	1,056
1,018	National Penn Bancshares, Inc.	10,221
19	National Western Life Insurance Co., Class A	3,763
90	Navigators Group, Inc. (The)*	4,926
381	NBT Bancorp, Inc.	8,161
199	Nelnet, Inc., Class A	7,538
325	New Mountain Finance Corp.	4,771
2,201	New Residential Investment Corp. (REIT)	13,976
554	New York Mortgage Trust, Inc. (REIT)	3,346
220	NewBridge Bancorp*	1,584
228	NewStar Financial, Inc.*	3,003
183	NGP Capital Resources Co.	1,155
89	Nicholas Financial, Inc.	1,437
391	Northfield Bancorp, Inc./NJ	4,692
57	Northrim BanCorp, Inc.	1,287
2,085	NorthStar Realty Finance Corp. (REIT)	18,265
815	Northwest Bancshares, Inc.	10,872
120	OceanFirst Financial Corp.	1,957
397	OFG Bancorp	6,820
882	Old National Bancorp/IN	11,589
100	OmniAmerican Bancorp, Inc.*	2,275
102	One Liberty Properties, Inc. (REIT)	2,180
197	OneBeacon Insurance Group Ltd., Class A	2,813
86	Oppenheimer Holdings, Inc., Class A	1,505
272	Oritani Financial Corp.	4,219
156	Pacific Continental Corp.	1,961
145	Pacific Premier Bancorp, Inc.*	1,924
330	PacWest Bancorp	10,973
39	Palmetto Bancshares, Inc.*	467
100	Park National Corp.	7,609
389	Park Sterling Corp.	2,322
379	Parkway Properties, Inc./MD (REIT)	6,197
78	Peapack Gladstone Financial Corp.	1,296

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
534	Pebblebrook Hotel Trust (REIT)	$13,670
128	PennantPark Floating Rate Capital Ltd.	1,696
578	PennantPark Investment Corp.	6,410
39	Penns Woods Bancorp, Inc.	1,840
591	Pennsylvania Real Estate Investment Trust (REIT)	10,963
111	PennyMac Financial Services, Inc., Class A*	1,895
613	PennyMac Mortgage Investment Trust (REIT)	12,904
94	Peoples Bancorp, Inc./OH	1,970
497	PHH Corp.*	10,372
50	Phoenix Cos., Inc. (The)*	1,895
198	PICO Holdings, Inc.*	4,176
305	Pinnacle Financial Partners, Inc.*	8,525
140	Piper Jaffray Cos.*	4,551
255	Platinum Underwriters Holdings Ltd.	14,734
101	Preferred Bank/CA*	1,624
496	Primerica, Inc.	18,416
564	PrivateBancorp, Inc.	12,306
2,260	Prospect Capital Corp.	25,018
524	Prosperity Bancshares, Inc.	31,335
80	Provident Financial Holdings, Inc.	1,422
519	Provident Financial Services, Inc.	8,397
386	Provident New York Bancorp	3,929
1,093	Radian Group, Inc.	14,810
608	RAIT Financial Trust (REIT)	3,757
519	Ramco-Gershenson Properties Trust (REIT)	7,515
714	Redwood Trust, Inc. (REIT)	12,702
23	Regional Management Corp.*	632
219	Renasant Corp.	5,512
84	Republic Bancorp, Inc./KY, Class A	2,218
106	Resource America, Inc., Class A	792
1,104	Resource Capital Corp. (REIT)	6,425
625	Retail Opportunity Investments Corp. (REIT)	8,088
185	RLI Corp.	14,447
1,076	RLJ Lodging Trust (REIT)	24,726
239	Rockville Financial, Inc.	3,119
6	Roma Financial Corp.*	108
195	Rouse Properties, Inc. (REIT)	3,615
135	Ryman Hospitality Properties, Inc. (REIT)	4,460
258	S&T Bancorp, Inc.	5,800
121	S.Y. Bancorp, Inc.	3,213
191	Sabra Health Care REIT, Inc. (REIT)	4,223
182	Safeguard Scientifics, Inc.*	2,646
112	Safety Insurance Group, Inc.	5,616
217	Sandy Spring Bancorp, Inc.	4,850
638	Seacoast Banking Corp. of Florida*	1,314
190	Select Income REIT (REIT)	4,623
483	Selective Insurance Group, Inc.	11,075
106	Sierra Bancorp	1,529
132	Silver Bay Realty Trust Corp. (REIT)	2,082
144	Simmons First National Corp., Class A	3,486
391	Solar Capital Ltd.	8,582
100	Solar Senior Capital Ltd.	1,778
155	Southside Bancshares, Inc.	3,856
171	Southwest Bancorp, Inc./OK*	2,469
25	Sovran Self Storage, Inc. (REIT)	1,657
364	STAG Industrial, Inc. (REIT)	7,280
130	State Auto Financial Corp.	2,427
278	State Bank Financial Corp.	4,214
198	StellarOne Corp.	4,055
269	Sterling Bancorp/NY	3,414
296	Sterling Financial Corp./WA	7,163
185	Stewart Information Services Corp.	5,659
554	Stifel Financial Corp.*	22,151
251	Strategic Hotels & Resorts, Inc. (REIT)*	2,036
101	Suffolk Bancorp*	1,718
573	Summit Hotel Properties, Inc. (REIT)	5,466
352	Sun Bancorp, Inc./NJ*	1,281
1,416	Sunstone Hotel Investors, Inc. (REIT)*	17,034
1,622	Susquehanna Bancshares, Inc.	20,453
252	SWS Group, Inc.*	1,323
709	Symetra Financial Corp.	12,244
150	Taylor Capital Group, Inc.*	3,174
226	TCP Capital Corp.	3,521
9	Tejon Ranch Co.*	267
217	Terreno Realty Corp. (REIT)	3,811
92	Territorial Bancorp, Inc.	2,016
355	Texas Capital Bancshares, Inc.*	15,648
295	THL Credit, Inc.	4,632
263	Thomas Properties Group, Inc.	1,447
457	TICC Capital Corp.	4,405
126	Tompkins Financial Corp.	5,468
462	Tower Group International Ltd.	6,528
229	TowneBank/VA	3,217
24	Tree.com, Inc.	601
240	Triangle Capital Corp.	7,001
139	Trico Bancshares	2,850
57	Tristate Capital Holdings, Inc.*	744
819	TrustCo Bank Corp./NY	4,783
584	Trustmark Corp.	14,518
282	UMB Financial Corp.	16,844
111	UMH Properties, Inc. (REIT)	1,066
974	Umpqua Holdings Corp.	15,818
176	Union First Market Bankshares Corp.	3,765
438	United Bankshares, Inc./WV	12,163
375	United Community Banks, Inc./GA*	5,468
429	United Community Financial Corp./OH*	1,729
171	United Financial Bancorp, Inc.	2,678
164	United Fire Group, Inc.	4,705
205	Universal Insurance Holdings, Inc.	1,513
145	Univest Corp. of Pennsylvania	2,764
55	Urstadt Biddle Properties, Inc., Class A (REIT)	1,074
105	VantageSouth Bancshares, Inc.*	580
347	ViewPoint Financial Group, Inc.	6,902
235	Virginia Commerce Bancorp, Inc.*	3,462
143	Walker & Dunlop, Inc.*	2,078
321	Walter Investment Management Corp.*	11,778
135	Washington Banking Co.	1,852
416	Washington Real Estate Investment Trust (REIT)	10,134
126	Washington Trust Bancorp, Inc.	3,781
64	Waterstone Financial, Inc.*	625
785	Webster Financial Corp.	20,771
225	WesBanco, Inc.	6,455
125	West Bancorp., Inc.	1,575
235	Westamerica Bancorp.	11,061
644	Western Alliance Bancorp.*	10,542
211	Western Asset Mortgage Capital Corp. (REIT)	3,294
158	Westfield Financial, Inc.	1,040
60	WhiteHorse Finance, Inc.	906
148	Whitestone REIT (REIT)	2,099
539	Wilshire Bancorp, Inc.	4,382
235	Winthrop Realty Trust (REIT)	2,792
322	Wintrust Financial Corp.	12,764
68	WSFS Financial Corp.	4,053
125	Yadkin Financial Corp.*	1,854

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	ZAIS Financial Corp. (REIT)	$63
		2,412,918
	Health Care — 2.8%

34	ACADIA Pharmaceuticals, Inc.*	679
42	Addus HomeCare Corp.*	890
618	Affymetrix, Inc.*	3,442
202	Albany Molecular Research, Inc.*	2,224
26	Alliance HealthCare Services, Inc.*	632
72	Almost Family, Inc.	1,359
29	Alnylam Pharmaceuticals, Inc.*	1,502
539	Alphatec Holdings, Inc.*	1,067
274	Amedisys, Inc.*	4,463
197	Amsurg Corp.*	7,346
59	Analogic Corp.	4,404
214	AngioDynamics, Inc.*	2,333
43	Anika Therapeutics, Inc.*	995
225	Arena Pharmaceuticals, Inc.*	1,442
30	Arqule, Inc.*	84
44	ArthroCare Corp.*	1,393
704	Astex Pharmaceuticals, Inc.*	4,611
451	AVEO Pharmaceuticals, Inc.*	956
23	Biolase, Inc.*	40
386	BioScrip, Inc.*	4,709
135	Cambrex Corp.*	1,840
46	Celldex Therapeutics, Inc.*	999
81	Chindex International, Inc.*	1,370
241	CONMED Corp.	7,493
77	Cornerstone Therapeutics, Inc.*	712
236	Cross Country Healthcare, Inc.*	1,333
220	CryoLife, Inc.	1,335
170	Curis, Inc.*	745
128	Cutera, Inc.*	1,197
109	Cynosure, Inc., Class A*	2,502
47	Cytokinetics, Inc.*	492
122	Cytori Therapeutics, Inc.*	256
119	Derma Sciences, Inc.*	1,671
192	Dynavax Technologies Corp.*	244
197	Emergent Biosolutions, Inc.*	3,463
8	Ensign Group, Inc. (The)	309
327	Enzon Pharmaceuticals, Inc.	562
65	Exactech, Inc.*	1,238
373	Five Star Quality Care, Inc.*	1,936
1,134	Geron Corp.*	1,622
208	Greatbatch, Inc.*	7,066
171	Hanger, Inc.*	5,251
210	Harvard Bioscience, Inc.*	1,037
124	HealthSouth Corp.*	3,901
102	Healthways, Inc.*	1,946
63	Hi-Tech Pharmacal Co., Inc.	2,716
217	Horizon Pharma, Inc.*	549
10	ICU Medical, Inc.*	715
104	Idenix Pharmaceuticals, Inc.*	497
172	ImmunoGen, Inc.*	2,752
36	Immunomedics, Inc.*	214
596	Impax Laboratories, Inc.*	12,146
79	Integra LifeSciences Holdings Corp.*	3,211
50	InterMune, Inc.*	715
278	Invacare Corp.	4,173
470	Kindred Healthcare, Inc.	6,909
138	Lexicon Pharmaceuticals, Inc.*	344
105	LHC Group, Inc.*	2,376
235	Magellan Health Services, Inc.*	13,209
76	Medical Action Industries, Inc.*	388
370	Merit Medical Systems, Inc.*	4,736
67	Momenta Pharmaceuticals, Inc.*	944
94	National Healthcare Corp.	4,337
52	National Research Corp., Class A*	852
109	Natus Medical, Inc.*	1,433
155	Navidea Biopharmaceuticals, Inc.*	454
310	Nektar Therapeutics*	3,776
312	NPS Pharmaceuticals, Inc.*	7,831
302	NuVasive, Inc.*	7,103
129	Omnicell, Inc.*	2,804
483	OraSure Technologies, Inc.*	2,309
169	Orthofix International N.V.*	3,730
434	Owens & Minor, Inc.	14,804
416	Pacific Biosciences of California, Inc.*	1,739
152	Pernix Therapeutics Holdings*	416
258	PharMerica Corp.*	3,173
84	PhotoMedex, Inc.*	1,373
235	Pozen, Inc.*	1,215
102	Progenics Pharmaceuticals, Inc.*	567
103	Prothena Corp. PLC*	2,064
758	Rigel Pharmaceuticals, Inc.*	2,388
286	Rockwell Medical, Inc.*	1,582
489	RTI Surgical, Inc.*	1,628
127	Sciclone Pharmaceuticals, Inc.*	667
423	Select Medical Holdings Corp.	3,583
16	SIGA Technologies, Inc.*	56
12	Skilled Healthcare Group, Inc., Class A*	58
617	Solta Medical, Inc.*	1,283
551	Spectrum Pharmaceuticals, Inc.	4,221
21	Staar Surgical Co.*	267
324	Symmetry Medical, Inc.*	2,543
243	Targacept, Inc.*	1,244
226	Tornier N.V.*	4,289
194	Triple-S Management Corp., Class B*	3,618
334	Universal American Corp.	2,438
9	USMD Holdings, Inc.*	219
41	Vanguard Health Systems, Inc.*	859
57	Vical, Inc.*	74
28	Vocera Communications, Inc.*	454
378	WellCare Health Plans, Inc.*	24,067
351	Wright Medical Group, Inc.*	8,449
321	XenoPort, Inc.*	1,570
74	XOMA Corp.*	346
		277,568
	Industrials — 8.3%

6	A.T. Cross Co., Class A*	128
346	AAR Corp.	8,681
475	ABM Industries, Inc.	11,471
305	Acacia Research Corp.	6,701
987	ACCO Brands Corp.*	6,504
22	Accuride Corp.*	115
191	Aceto Corp.	2,808
637	Actuant Corp., Class A	22,754
300	Aegion Corp.*	6,420
161	Aerovironment, Inc.*	3,528
451	Air Transport Services Group, Inc.*	2,891
352	Aircastle Ltd.	5,738
62	Alamo Group, Inc.	2,812
206	Albany International Corp., Class A	6,648
170	Ameresco, Inc., Class A*	1,455
82	American Railcar Industries, Inc.	2,900
60	American Science & Engineering, Inc.	3,383
425	American Superconductor Corp.*	1,007
74	Ampco-Pittsburgh Corp.	1,205
281	API Technologies Corp.*	770
72	Apogee Enterprises, Inc.	2,009
29	Applied Industrial Technologies, Inc.	1,381
328	ARC Document Solutions, Inc.*	1,401
122	Argan, Inc.	2,165
224	Arkansas Best Corp.	5,573
177	Astec Industries, Inc.	6,117

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
225	Atlas Air Worldwide Holdings, Inc.*	$10,395
467	Barnes Group, Inc.	14,603
402	Brady Corp., Class A	13,266
419	Briggs & Stratton Corp.	7,999
121	Brink’s Co. (The)	3,125
95	CAI International, Inc.*	2,082
32	Casella Waste Systems, Inc., Class A*	169
331	CBIZ, Inc.*	2,267
123	CDI Corp.	1,668
76	Ceco Environmental Corp.	1,012
163	Celadon Group, Inc.	2,957
232	Cenveo, Inc.*	650
144	CIRCOR International, Inc.	8,279
145	Columbus McKinnon Corp.*	3,103
240	Comfort Systems USA, Inc.	3,624
62	Commercial Vehicle Group, Inc.*	435
10	Compx International, Inc.	139
63	Consolidated Graphics, Inc.*	3,370
100	Courier Corp.	1,560
89	CRA International, Inc.*	1,593
161	Cubic Corp.	8,084
407	Curtiss-Wright Corp.	16,996
155	Deluxe Corp.	6,099
648	DigitalGlobe, Inc.*	19,570
16	Douglas Dynamics, Inc.	225
92	Ducommun, Inc.*	2,406
181	Dycom Industries, Inc.*	4,599
119	Dynamic Materials Corp.	2,623
584	EMCOR Group, Inc.	21,953
157	Encore Wire Corp.	5,924
218	Energy Recovery, Inc.*	1,114
149	EnerNOC, Inc.*	2,162
282	EnerSys, Inc.	14,461
149	Engility Holdings, Inc.*	5,015
228	Ennis, Inc.	4,061
92	EnPro Industries, Inc.*	5,242
10	Erickson Air-Crane, Inc.*	153
165	ESCO Technologies, Inc.	5,057
272	Esterline Technologies Corp.*	20,751
7	ExOne Co. (The)*	480
345	Flow International Corp.*	1,163
25	Franklin Covey Co.*	393
21	Franklin Electric Co., Inc.	754
105	FreightCar America, Inc.	1,888
351	FTI Consulting, Inc.*	11,737
123	Furmanite Corp.*	1,103
141	G&K Services, Inc., Class A	7,253
115	GenCorp, Inc.*	1,733
400	General Cable Corp.	12,212
267	Gibraltar Industries, Inc.*	3,439
54	Global Brass & Copper Holdings, Inc.*	1,066
148	Global Power Equipment Group, Inc.	2,750
37	Gorman-Rupp Co. (The)	1,294
1,016	GrafTech International Ltd.*	7,945
338	Granite Construction, Inc.	9,572
470	Great Lakes Dredge & Dock Corp.	3,163
213	Greenbrier Cos., Inc.*	4,807
388	Griffon Corp.	4,280
102	Hardinge, Inc.	1,478
452	Hawaiian Holdings, Inc.*	3,164
96	Heartland Express, Inc.	1,336
157	Heidrick & Struggles International, Inc.	2,363
6	Heritage-Crystal Clean, Inc.*	91
21	HNI Corp.	703
106	Houston Wire & Cable Co.	1,327
56	Hurco Cos., Inc.	1,541
176	Huron Consulting Group, Inc.*	8,378
171	ICF International, Inc.*	5,624
444	II-VI, Inc.*	8,560
10	Insteel Industries, Inc.	160
49	International Shipholding Corp.	1,169
82	Intersections, Inc.	750
2,022	JetBlue Airways Corp.*	12,435
97	Kadant, Inc.	3,014
82	Kaman Corp.	2,886
280	Kaydon Corp.	7,966
234	Kelly Services, Inc., Class A	4,259
170	KEYW Holding Corp. (The)*	1,962
21	Kforce, Inc.	342
282	Kimball International, Inc., Class B	2,775
136	Knoll, Inc.	2,071
423	Korn/Ferry International*	7,491
382	Kratos Defense & Security Solutions, Inc.*	3,224
88	L.B. Foster Co., Class A	3,733
172	Layne Christensen Co.*	3,270
81	LMI Aerospace, Inc.*	979
188	LSI Industries, Inc.	1,267
148	Lydall, Inc.*	2,298
204	Marten Transport Ltd.	3,609
113	McGrath RentCorp	3,738
848	Meritor, Inc.*	6,318
75	Michael Baker Corp.	3,033
98	Miller Industries, Inc.	1,570
301	Mobile Mini, Inc.*	9,144
358	Moog, Inc., Class A*	18,186
42	Multi-Color Corp.	1,316
182	MYR Group, Inc.*	3,989
38	National Presto Industries, Inc.	2,621
9	National Technical Systems, Inc.*	206
439	Navigant Consulting, Inc.*	5,992
29	NCI Building Systems, Inc.*	347
59	NL Industries, Inc.	645
149	NN, Inc.	2,058
82	Northwest Pipe Co.*	2,340
48	Odyssey Marine Exploration, Inc.*	139
522	Orbital Sciences Corp.*	9,062
237	Orion Marine Group, Inc.*	2,327
278	Pacer International, Inc.*	1,704
57	Patriot Transportation Holding, Inc.*	1,768
1,201	Pendrell Corp.*	2,306
103	Pike Electric Corp.	1,143
14	Ply Gem Holdings, Inc.*	215
182	PMFG, Inc.*	1,259
80	Powell Industries, Inc.*	4,218
20	Preformed Line Products Co.	1,379
217	Quad/Graphics, Inc.	6,801
121	Quality Distribution, Inc.*	1,110
322	Quanex Building Products Corp.	5,358
206	Republic Airways Holdings, Inc.*	2,301
355	Resources Connection, Inc.	4,345
16	Revolution Lighting Technologies, Inc.*	42
82	Roadrunner Transportation Systems, Inc.*	2,224
243	RPX Corp.*	3,813
190	Rush Enterprises, Inc., Class A*	4,756
117	Schawk, Inc.	1,463
324	Simpson Manufacturing Co., Inc.	10,131
428	SkyWest, Inc.	5,517
89	Sparton Corp.*	1,671
47	Standard Parking Corp.*	1,046
89	Standex International Corp.	4,752
650	Steelcase, Inc., Class A	9,438
132	Sterling Construction Co., Inc.*	1,279
990	Swisher Hygiene, Inc.*	822

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
157	TAL International Group, Inc.*	$6,720
161	Tecumseh Products Co., Class A*	1,557
224	Teledyne Technologies, Inc.*	17,286
521	Tetra Tech, Inc.*	11,868
123	Textainer Group Holdings Ltd.	4,288
112	Titan International, Inc.	1,819
150	Titan Machinery, Inc.*	2,634
67	TMS International Corp., Class A	1,166
141	TRC Cos., Inc.*	1,032
322	Tutor Perini Corp.*	6,176
72	Twin Disc, Inc.	1,900
186	Ultrapetrol (Bahamas) Ltd.*	623
57	UniFirst Corp.	5,465
353	United Stationers, Inc.	14,028
173	Universal Forest Products, Inc.	6,477
1,010	US Airways Group, Inc.*	16,322
226	UTi Worldwide, Inc.	3,731
177	Viad Corp.	3,995
154	Vicor Corp.*	1,203
36	VSE Corp.	1,621
548	Wabash National Corp.*	5,710
230	Watts Water Technologies, Inc., Class A	11,916
285	Werner Enterprises, Inc.	6,566
281	Wesco Aircraft Holdings, Inc.*	5,376
63	West Corp.	1,378
187	XPO Logistics, Inc.*	4,294
73	YRC Worldwide, Inc.*	1,242
		822,898
	Information Technology — 6.7%

486	Accelrys, Inc.*	4,393
470	Active Network, Inc. (The)*	4,606
26	Actuate Corp.*	181
481	Acxiom Corp.*	11,967
180	ADTRAN, Inc.	4,342
21	Advanced Energy Industries, Inc.*	383
170	Aeroflex Holding Corp.*	1,193
124	Agilysys, Inc.*	1,400
151	Alpha & Omega Semiconductor Ltd.*	1,069
610	Amkor Technology, Inc.*	2,446
716	ANADIGICS, Inc.*	1,317
90	Anaren, Inc.*	2,212
160	Angie’s List, Inc.*	3,354
98	Anixter International, Inc.*	8,189
120	ARRIS Group, Inc.*	1,880
46	Aspen Technology, Inc.*	1,538
278	ATMI, Inc.*	6,825
84	Audience, Inc.*	879
533	Aviat Networks, Inc.*	1,354
270	Avid Technology, Inc.*	1,455
942	Axcelis Technologies, Inc.*	1,865
402	Bankrate, Inc.*	6,914
186	Bazaarvoice, Inc.*	1,990
86	Bel Fuse, Inc., Class B	1,548
44	Belden, Inc.	2,496
473	Benchmark Electronics, Inc.*	10,392
140	Black Box Corp.	3,720
132	Blucora, Inc.*	2,643
578	Brooks Automation, Inc.	5,086
201	CACI International, Inc., Class A*	13,547
47	Calix, Inc.*	604
193	CEVA, Inc.*	3,499
357	Checkpoint Systems, Inc.*	5,237
649	CIBER, Inc.*	2,362
230	Ciena Corp.*	4,582
327	Cirrus Logic, Inc.*	7,358
32	Coherent, Inc.	1,796
215	Cohu, Inc.	2,135
146	Comtech Telecommunications Corp.	3,500
914	Convergys Corp.	16,114
168	Cray, Inc.*	4,109
133	CSG Systems International, Inc.	3,131
292	CTS Corp.	4,065
56	Cyan, Inc.*	521
251	Daktronics, Inc.	2,683
42	Dealertrack Technologies, Inc.*	1,663
315	Demand Media, Inc.*	2,041
225	Digi International, Inc.*	2,090
307	Digital River, Inc.*	5,305
68	Diodes, Inc.*	1,693
172	DSP Group, Inc.*	1,092
896	EarthLink, Inc.	4,408
72	Ebix, Inc.	819
79	Electro Rent Corp.	1,343
207	Electro Scientific Industries, Inc.	2,275
187	Electronics For Imaging, Inc.*	5,475
790	Emulex Corp.*	5,688
1,030	Entegris, Inc.*	9,682
779	Entropic Communications, Inc.*	3,256
257	EPIQ Systems, Inc.	3,148
31	ePlus, Inc.	1,610
809	Extreme Networks*	3,018
247	Fabrinet*	3,448
13	FARO Technologies, Inc.*	483
813	Finisar Corp.*	16,642
469	FormFactor, Inc.*	2,847
198	Fusion-io, Inc.*	2,117
576	Global Cash Access Holdings, Inc.*	4,435
206	Globecomm Systems, Inc.*	2,863
32	Glu Mobile, Inc.*	77
264	GSI Group, Inc.*	2,226
179	GSI Technology, Inc.*	1,185
165	GT Advanced Technologies, Inc.*	1,066
158	Hackett Group, Inc. (The)	1,013
881	Harmonic, Inc.*	6,229
204	Hutchinson Technology, Inc.*	698
295	Imation Corp.*	1,230
16	Immersion Corp.*	204
105	Infinera Corp.*	973
144	Inphi Corp.*	1,832
379	Insight Enterprises, Inc.*	7,243
810	Integrated Device Technology, Inc.*	7,055
245	Integrated Silicon Solution, Inc.*	2,550
466	Internap Network Services Corp.*	3,397
604	International Rectifier Corp.*	14,424
1,106	Intersil Corp., Class A	11,469
334	IntraLinks Holdings, Inc.*	2,612
344	Itron, Inc.*	12,886
210	IXYS Corp.	1,947
391	Kemet Corp.*	1,603
577	Kopin Corp.*	1,904
21	KVH Industries, Inc.*	268
746	Lattice Semiconductor Corp.*	3,551
465	Limelight Networks, Inc.*	939
32	Lionbridge Technologies, Inc.*	112
19	Littelfuse, Inc.	1,402
414	LTX-Credence Corp.*	1,681
5	M/A-COM Technology Solutions Holdings, Inc.*	82
207	ManTech International Corp., Class A	5,889
197	Marchex, Inc., Class B	1,349
16	Measurement Specialties, Inc.*	757
829	Mentor Graphics Corp.	18,371
281	Mercury Systems, Inc.*	2,453
141	Methode Electronics, Inc.	3,369
179	Microsemi Corp.*	4,608
54	Mindspeed Technologies, Inc.*	168

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
461	MKS Instruments, Inc.	$11,548
322	ModusLink Global Solutions, Inc.*	905
140	MoneyGram International, Inc.*	2,836
1,014	Monster Worldwide, Inc.*	4,563
52	MoSys, Inc.*	189
76	Multi-Fineline Electronix, Inc.*	1,145
64	Nanometrics, Inc.*	915
348	Navarre Corp.*	1,190
176	NeoPhotonics Corp.*	1,126
335	NETGEAR, Inc.*	9,695
340	Newport Corp.*	5,216
122	Numerex Corp., Class A*	1,255
429	OmniVision Technologies, Inc.*	6,628
151	Oplink Communications, Inc.*	2,807
13	OSI Systems, Inc.*	945
181	Park Electrochemical Corp.	4,822
81	PC Connection, Inc.	1,203
137	PC-Tel, Inc.	1,112
253	Perficient, Inc.*	4,081
200	Pericom Semiconductor Corp.*	1,406
529	Photronics, Inc.*	3,851
30	Plantronics, Inc.	1,296
297	Plexus Corp.*	9,724
29	PLX Technology, Inc.*	158
1,015	PMC-Sierra, Inc.*	6,323
251	PRGX Global, Inc.*	1,524
145	Procera Networks, Inc.*	1,878
241	Progress Software Corp.*	5,895
5	QAD, Inc., Class A	62
774	QLogic Corp.*	8,197
1,846	Quantum Corp.*	2,658
273	QuinStreet, Inc.*	2,378
202	Radisys Corp.*	685
51	RealD, Inc.*	418
195	RealNetworks, Inc.*	1,492
24	Responsys, Inc.*	344
308	RF Micro Devices, Inc.*	1,528
106	Richardson Electronics Ltd.	1,166
229	Rofin-Sinar Technologies, Inc.*	5,150
91	Rogers Corp.*	5,048
136	Rubicon Technology, Inc.*	1,661
235	Rudolph Technologies, Inc.*	2,432
720	Sanmina Corp.*	11,714
123	Sapiens International Corp. N.V.	674
242	ScanSource, Inc.*	7,497
285	Seachange International, Inc.*	2,850
449	ShoreTel, Inc.*	2,205
20	Shutterstock, Inc.*	993
266	Sigma Designs, Inc.*	1,258
1,745	Sonus Networks, Inc.*	6,020
411	Spansion, Inc., Class A*	4,262
293	STEC, Inc.*	1,995
277	Super Micro Computer, Inc.*	3,557
86	Supertex, Inc.	1,983
342	Sykes Enterprises, Inc.*	5,824
356	Symmetricom, Inc.*	1,730
230	SYNNEX Corp.*	10,927
123	TechTarget, Inc.*	549
414	TeleCommunication Systems, Inc., Class A*	1,068
154	Telenav, Inc.*	835
61	TeleTech Holdings, Inc.*	1,493
3,093	Tellabs, Inc.	6,866
44	Tessco Technologies, Inc.	1,389
459	Tessera Technologies, Inc.	8,418
589	TiVo, Inc.*	6,874
1,279	TriQuint Semiconductor, Inc.*	9,644
460	TTM Technologies, Inc.*	4,388
194	Ultra Clean Holdings, Inc.*	1,290
365	Unisys Corp.*	9,183
805	United Online, Inc.	6,319
52	Unwired Planet, Inc.*	96
148	VASCO Data Security International, Inc.*	1,169
264	Veeco Instruments, Inc.*	9,272
29	Viasystems Group, Inc.*	410
108	Vishay Precision Group, Inc.*	1,526
149	Vocus, Inc.*	1,377
201	Volterra Semiconductor Corp.*	4,607
478	Vringo, Inc.*	1,496
387	Westell Technologies, Inc., Class A*	1,149
145	Zygo Corp.*	2,002
		661,507
	Materials — 2.9%

256	A. Schulman, Inc.	6,902
152	A.M. Castle & Co.*	2,403
1,186	AK Steel Holding Corp.*	3,985
904	Allied Nevada Gold Corp.*	4,195
149	AMCOL International Corp.	4,913
15	Arabian American Development Co.*	117
607	Axiall Corp.	24,298
877	Boise, Inc.	7,498
447	Century Aluminum Co.*	3,491
38	Chase Corp.	1,129
41	Clearwater Paper Corp.*	1,954
552	Coeur Mining, Inc.*	7,971
1,017	Commercial Metals Co.	15,133
143	FutureFuel Corp.	2,308
499	General Moly, Inc.*	823
529	Globe Specialty Metals, Inc.	6,798
69	GSE Holding, Inc.*	160
6	Handy & Harman Ltd.*	125
107	Haynes International, Inc.	4,733
2,481	Hecla Mining Co.	8,485
384	Horsehead Holding Corp.*	4,558
11	Innospec, Inc.	450
476	Intrepid Potash, Inc.	5,921
164	Kaiser Aluminum Corp.	11,336
13	KMG Chemicals, Inc.	306
283	Kraton Performance Polymers, Inc.*	5,250
335	Louisiana-Pacific Corp.*	5,012
75	LSB Industries, Inc.*	2,251
85	Materion Corp.	2,499
101	Midway Gold Corp.*	103
303	Minerals Technologies, Inc.	13,453
1,079	Molycorp, Inc.*	6,582
213	Myers Industries, Inc.	3,953
124	Neenah Paper, Inc.	4,538
293	Noranda Aluminum Holding Corp.	800
234	Olin Corp.	5,405
58	Olympic Steel, Inc.	1,507
260	OM Group, Inc.*	7,389
40	P. H. Glatfelter Co.	1,025
70	Penford Corp.*	948
86	Quaker Chemical Corp.	5,707
607	Resolute Forest Products, Inc.*	7,654
273	RTI International Metals, Inc.*	8,455
212	Schnitzer Steel Industries, Inc., Class A	5,353
76	Schweitzer-Mauduit International, Inc.	4,353
435	Sensient Technologies Corp.	18,035
66	Stepan Co.	3,725
1,027	Stillwater Mining Co.*	11,698
609	SunCoke Energy, Inc.*	9,580
16	Taminco Corp.*	316
13	Texas Industries, Inc.*	763
136	Tredegar Corp.	3,040

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
48	UFP Technologies, Inc.*	$990
1	United States Lime & Minerals, Inc.*	59
60	Universal Stainless & Alloy Products, Inc.*	1,652
354	Walter Energy, Inc.	4,581
22	Wausau Paper Corp.	241
123	Zep, Inc.	1,732
239	Zoltek Cos., Inc.*	3,308
		281,949
	Telecommunication Services — 0.4%

161	Boingo Wireless, Inc.*	1,151
221	Cbeyond, Inc.*	1,450
1,224	Cincinnati Bell, Inc.*	3,660
26	Fairpoint Communications, Inc.*	243
90	Hawaiian Telcom Holdco, Inc.*	2,233
9	IDT Corp., Class B	150
31	inContact, Inc.*	252
171	Inteliquent, Inc.	1,368
558	Iridium Communications, Inc.*	3,733
365	Leap Wireless International, Inc.*	5,541
53	magicJack VocalTec Ltd.*	744
1,496	NII Holdings, Inc.*	8,946
315	ORBCOMM, Inc.*	1,499
336	Premiere Global Services, Inc.*	3,252
21	Shenandoah Telecommunications Co.	360
4	Straight Path Communications, Inc., Class B*	20
134	Towerstream Corp.*	296
188	USA Mobility, Inc.	2,655
1,351	Vonage Holdings Corp.*	4,215
		41,768
	Utilities — 3.9%

347	ALLETE, Inc.	16,378
153	American States Water Co.	8,048
66	Artesian Resources Corp., Class A	1,439
1,042	Atlantic Power Corp.	4,137
521	Avista Corp.	13,687
387	Black Hills Corp.	18,584
415	California Water Service Group	8,279
84	Chesapeake Utilities Corp.	4,386
526	Cleco Corp.	23,754
94	Connecticut Water Service, Inc.	2,863
127	Consolidated Water Co., Ltd.	1,622
60	Delta Natural Gas Co., Inc.	1,213
870	Dynegy, Inc.*	16,904
350	El Paso Electric Co.	12,040
371	Empire District Electric Co. (The)	7,854
112	Genie Energy Ltd., Class B*	954
437	IDACORP, Inc.	20,919
284	Laclede Group, Inc. (The)	12,646
201	MGE Energy, Inc.	10,474
138	Middlesex Water Co.	2,763
363	New Jersey Resources Corp.	15,638
234	Northwest Natural Gas Co.	9,603
329	NorthWestern Corp.	13,216
154	Ormat Technologies, Inc.	3,861
315	Otter Tail Corp.	8,278
657	Piedmont Natural Gas Co., Inc.	21,195
693	PNM Resources, Inc.	15,184
658	Portland General Electric Co.	18,957
98	SJW Corp.	2,563
226	South Jersey Industries, Inc.	13,054
403	Southwest Gas Corp.	18,852
441	UIL Holdings Corp.	16,652
120	Unitil Corp.	3,377
338	UNS Energy Corp.	15,457
450	WGL Holdings, Inc.	18,783
30	York Water Co.	585
		384,199
	Total Common Stocks (Cost $6,343,153)	6,183,329

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

74	Firsthand Technology Value Fund, Inc.*	1,676
105	Stellus Capital Investment Corp.	1,581
		3,257
	Total Investment Companies (Cost $3,095)	3,257

No. of Rights
	Rights — 0.0%‡
2	Biglari Holdings, Inc., expiring 09/16/13 at $265.00*	59
49	Unwired Planet, Inc., expiring 09/09/13 at $1.66*^	1
	Total Rights (Cost $—)	60

Principal Amount
	U.S. Government & Agency Securities (a) — 5.3%
	Federal Home Loan Bank
$470,054	0.00%, due 09/03/13	470,054
	Federal National Mortgage Association
54,526	0.01%, due 09/03/13	54,526
	Total U.S. Government & Agency Securities (Cost $524,580)	524,580

	Repurchase Agreements (a)(b) — 32.2%
3,179,889	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,179,904	3,179,889
	Total Repurchase Agreements (Cost $3,179,889)	3,179,889
	Total Investment Securities (Cost $10,050,717) — 100.2%	9,891,115
	Liabilities in excess of other assets — (0.2%)	(20,808)
	Net Assets — 100.0%	$9,870,307

See accompanying notes to schedules of portfolio investments.

*                                         Non-income producing security.

^                                          Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $1 or 0.00% of net assets.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $930,158.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,190
Aggregate gross unrealized depreciation	(598,889)
Net unrealized depreciation	$(187,699)
Federal income tax cost of investments	$10,078,814

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$205,020	$16,998

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	4,989,598	(276,268)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	4,731,632	(225,052)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	1,962,084	12,522

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	1,528,282	307,191

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	97,451	123,165

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value Index Fund	45,034	44,795

		$3,351

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 61.4%
	Consumer Discretionary — 10.5%

278	1-800-Flowers.com, Inc., Class A*	$1,512
1,090	Aeropostale, Inc.*	8,862
332	AFC Enterprises, Inc.*	13,595
648	American Axle & Manufacturing Holdings, Inc.*	12,461
245	American Public Education, Inc.*	9,805
85	America’s Car-Mart, Inc.*	3,485
656	Ann, Inc.*	22,763
373	Arbitron, Inc.	17,553
183	Arctic Cat, Inc.	9,823
382	Asbury Automotive Group, Inc.*	18,768
26	Ascent Capital Group, Inc., Class A*	1,920
37	Barnes & Noble, Inc.*	506
4	Beasley Broadcasting Group, Inc., Class A	30
196	Beazer Homes USA, Inc.*	3,320
474	Belo Corp., Class A	6,702
234	Big 5 Sporting Goods Corp.	3,915
343	BJ’s Restaurants, Inc.*	10,715
769	Bloomin’ Brands, Inc.*	17,303
172	Blue Nile, Inc.*	6,223
129	Blyth, Inc.	1,191
43	Bob Evans Farms, Inc.	2,108
175	Bon-Ton Stores, Inc. (The)	1,927
965	Boyd Gaming Corp.*	11,696
253	Bravo Brio Restaurant Group, Inc.*	3,790
165	Bright Horizons Family Solutions, Inc.*	6,008
373	Brown Shoe Co., Inc.	8,363
1,189	Brunswick Corp.	43,232
388	Buckle, Inc. (The)	20,091
261	Buffalo Wild Wings, Inc.*	27,121
457	Caesars Entertainment Corp.*	9,812
154	Capella Education Co.*	8,370
90	Carmike Cinemas, Inc.*	1,578
218	Carriage Services, Inc.	3,841
77	Cato Corp. (The), Class A	1,937
87	Cavco Industries, Inc.*	4,571
247	CEC Entertainment, Inc.	9,996
741	Cheesecake Factory, Inc. (The)	30,952
109	Children’s Place Retail Stores, Inc. (The)*	5,797
505	Christopher & Banks Corp.*	2,798
191	Churchill Downs, Inc.	15,471
226	Chuy’s Holdings, Inc.*	8,125
11	Citi Trends, Inc.*	179
312	Conn’s, Inc.*	20,782
104	Cooper Tire & Rubber Co.	3,321
22	Core-Mark Holding Co., Inc.	1,388
273	Cracker Barrel Old Country Store, Inc.	26,869
1,058	Crocs, Inc.*	14,241
102	Crown Media Holdings, Inc., Class A*	313
99	Culp, Inc.	1,897
812	Cumulus Media, Inc., Class A*	3,898
169	Dana Holding Corp.	3,542
65	Del Frisco’s Restaurant Group, Inc.*	1,250
986	Denny’s Corp.*	5,541
169	Destination Maternity Corp.	4,693
120	DineEquity, Inc.	7,952
149	Diversified Restaurant Holdings, Inc.*	940
351	Dorman Products, Inc.	17,634
318	Drew Industries, Inc.	13,343
336	Education Management Corp.*	2,728
80	Einstein Noah Restaurant Group, Inc.	1,281
766	Entravision Communications Corp., Class A	4,006
296	Ethan Allen Interiors, Inc.	7,717
136	EveryWare Global, Inc.*	1,761
1,186	Express, Inc.*	24,894
275	Fiesta Restaurant Group, Inc.*	8,984
234	Finish Line, Inc. (The), Class A	4,905
456	Five Below, Inc.*	16,758
612	Francesca’s Holdings Corp.*	14,761
177	G-III Apparel Group Ltd.*	8,108
240	Genesco, Inc.*	14,803
464	Gentherm, Inc.*	7,763
32	Global Sources Ltd.*	197
31	Gordmans Stores, Inc.*	428
631	Grand Canyon Education, Inc.*	21,776
47	Gray Television, Inc.*	310
65	Haverty Furniture Cos., Inc.	1,574
120	Hemisphere Media Group, Inc.*	1,423
361	Hibbett Sports, Inc.*	18,700
764	Hillenbrand, Inc.	18,917
1,108	Hovnanian Enterprises, Inc., Class A*	5,706
470	HSN, Inc.	25,314
370	Iconix Brand Group, Inc.*	12,143
100	Ignite Restaurant Group, Inc.*	1,496
547	Interval Leisure Group, Inc.	11,815
393	iRobot Corp.*	12,839
325	ITT Educational Services, Inc.*	9,363
493	Jack in the Box, Inc.*	19,469
232	Jamba, Inc.*	2,981
57	JoS. A. Bank Clothiers, Inc.*	2,267
58	JTH Holding, Inc., Class A*	971
377	K12, Inc.*	13,689
1,161	KB Home	18,611
137	Kirkland’s, Inc.*	2,673
910	Krispy Kreme Doughnuts, Inc.*	17,945
189	La-Z-Boy, Inc.	4,018
292	Libbey, Inc.*	6,926
315	Life Time Fitness, Inc.*	15,747
843	LifeLock, Inc.*	10,630
102	Lincoln Educational Services Corp.	520
308	Lithia Motors, Inc., Class A	20,211
181	Loral Space & Communications, Inc.	11,966
382	Lumber Liquidators Holdings, Inc.*	37,978
95	M/I Homes, Inc.*	1,779
20	Mac-Gray Corp.	287
146	Marine Products Corp.	1,272
169	Matthews International Corp., Class A	6,236
187	Mattress Firm Holding Corp.*	7,686
676	McClatchy Co. (The), Class A*	2,096
110	MDC Holdings, Inc.	3,061
119	MDC Partners, Inc., Class A	2,663
414	Meritage Homes Corp.*	16,527
64	Monarch Casino & Resort, Inc.*	1,203
434	Monro Muffler Brake, Inc.	19,213
152	Morgans Hotel Group Co.*	1,044
14	Movado Group, Inc.	597
401	Multimedia Games Holding Co., Inc.*	15,735
38	Nathan’s Famous, Inc.*	1,949
236	National CineMedia, Inc.	4,243
431	Nautilus, Inc.*	2,720
237	New York & Co., Inc.*	1,161
408	Nexstar Broadcasting Group, Inc., Class A	13,697
398	Nutrisystem, Inc.	5,039
855	Office Depot, Inc.*	3,582
333	Orbitz Worldwide, Inc.*	3,167

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
391	Outerwall, Inc.*	$24,309
155	Overstock.com, Inc.*	4,360
187	Oxford Industries, Inc.	11,602
566	Pacific Sunwear of California, Inc.*	1,845
223	Papa John’s International, Inc.*	15,193
131	Penske Automotive Group, Inc.	5,113
279	PetMed Express, Inc.	4,260
1,317	Pier 1 Imports, Inc.	28,869
751	Pinnacle Entertainment, Inc.*	17,784
647	Pool Corp.	33,702
1,346	Quiksilver, Inc.*	6,663
10	R.G. Barry Corp.	159
144	ReachLocal, Inc.*	1,581
172	Red Robin Gourmet Burgers, Inc.*	11,156
137	Rentrak Corp.*	3,404
246	Restoration Hardware Holdings, Inc.*	17,104
204	rue21, inc.*	8,333
498	Ruth’s Hospitality Group, Inc.	5,886
641	Ryland Group, Inc. (The)	22,320
19	Saga Communications, Inc., Class A	934
496	Scientific Games Corp., Class A*	7,088
78	Sears Hometown and Outlet Stores, Inc.*	2,502
727	Select Comfort Corp.*	17,957
782	SHFL Entertainment, Inc.*	17,806
528	Shutterfly, Inc.*	27,435
951	Sinclair Broadcast Group, Inc., Class A	22,748
891	Smith & Wesson Holding Corp.*	9,748
139	Sonic Automotive, Inc., Class A	3,029
620	Sonic Corp.*	9,895
949	Sotheby’s	43,758
197	Standard Motor Products, Inc.	6,040
204	Stein Mart, Inc.	2,479
64	Steiner Leisure Ltd.*	3,566
557	Steven Madden Ltd.*	30,078
912	Stewart Enterprises, Inc., Class A	11,929
334	Stoneridge, Inc.*	4,155
150	Strayer Education, Inc.	5,994
268	Sturm Ruger & Co., Inc.	14,035
845	Tenneco, Inc.*	38,980
867	Texas Roadhouse, Inc.	21,545
256	Tile Shop Holdings, Inc.*	6,802
127	Tilly’s, Inc., Class A*	1,754
85	Tower International, Inc.*	1,741
11	TRI Pointe Homes, Inc.*	154
665	Tumi Holdings, Inc.*	13,672
20	Universal Electronics, Inc.*	603
499	Vail Resorts, Inc.	33,932
475	ValueVision Media, Inc., Class A*	2,323
301	Vera Bradley, Inc.*	5,912
305	Vitacost.com, Inc.*	2,513
422	Vitamin Shoppe, Inc.*	17,775
1,236	Wet Seal, Inc. (The), Class A*	4,511
5	Weyco Group, Inc.	125
191	William Lyon Homes, Class A*	3,937
31	Winmark Corp.	2,246
390	Winnebago Industries, Inc.*	8,685
697	Wolverine World Wide, Inc.	39,206
42	World Wrestling Entertainment, Inc., Class A	410
293	Zumiez, Inc.*	7,823
		1,767,316
	Consumer Staples — 3.1%

35	Alico, Inc.	1,409
190	Annie’s, Inc.*	8,727
16	Arden Group, Inc., Class A	2,123
734	B&G Foods, Inc.	24,861
115	Boston Beer Co., Inc. (The), Class A*	24,362
783	Boulder Brands, Inc.*	12,183
170	Calavo Growers, Inc.	4,209
176	Cal-Maine Foods, Inc.	8,031
533	Casey’s General Stores, Inc.	35,146
73	Central Garden and Pet Co., Class A*	457
194	Chefs’ Warehouse, Inc. (The)*	4,479
65	Coca-Cola Bottling Co. Consolidated	4,085
55	Craft Brew Alliance, Inc.*	660
440	Darling International, Inc.*	8,901
302	Elizabeth Arden, Inc.*	10,488
91	Fairway Group Holdings Corp.*	2,109
82	Farmer Bros Co.*	1,125
302	Female Health Co. (The)	2,597
534	Hain Celestial Group, Inc. (The)*	43,670
78	Harris Teeter Supermarkets, Inc.	3,834
159	Inter Parfums, Inc.	4,225
195	Inventure Foods, Inc.*	1,759
208	J&J Snack Foods Corp.	15,999
257	Lancaster Colony Corp.	18,959
1,577	Lifevantage Corp.*	3,801
64	Lifeway Foods, Inc.	907
139	Limoneira Co.	3,016
192	Medifast, Inc.*	4,773
158	National Beverage Corp.	2,530
123	Natural Grocers by Vitamin Cottage, Inc.*	4,742
17	Oil-Dri Corp. of America	527
22	Omega Protein Corp.*	197
72	Orchids Paper Products Co.	1,979
22	Pantry, Inc. (The)*	251
842	Pilgrim’s Pride Corp.*	12,908
711	Prestige Brands Holdings, Inc.*	23,086
262	Pricesmart, Inc.	22,524
52	Revlon, Inc., Class A*	1,164
6,158	Rite Aid Corp.*	21,307
320	Sanderson Farms, Inc.	20,954
100	Snyder’s-Lance, Inc.	2,690
299	Spectrum Brands Holdings, Inc.	18,101
2,313	Star Scientific, Inc.*	4,557
2,093	SUPERVALU, Inc.*	15,007
251	Susser Holdings Corp.*	11,975
218	Synutra International, Inc.*	1,046
255	Tootsie Roll Industries, Inc.	7,647
328	TreeHouse Foods, Inc.*	21,330
685	United Natural Foods, Inc.*	41,532
83	USANA Health Sciences, Inc.*	6,304
617	Vector Group Ltd.	10,076
57	Village Super Market, Inc., Class A	1,994
215	WD-40 Co.	12,509
		523,832
	Energy — 2.3%

1,141	Abraxas Petroleum Corp.*	2,875
2	Adams Resources & Energy, Inc.	122
364	Amyris, Inc.*	932
20	Apco Oil and Gas International, Inc.*	290
271	Approach Resources, Inc.*	6,314
234	Berry Petroleum Co., Class A	9,629
196	Bill Barrett Corp.*	4,220
409	Bonanza Creek Energy, Inc.*	16,237
119	CARBO Ceramics, Inc.	9,709
480	Carrizo Oil & Gas, Inc.*	16,445
946	Clean Energy Fuels Corp.*	11,901
34	Contango Oil & Gas Co.	1,219
605	Crosstex Energy, Inc.	11,804
338	Delek U.S. Holdings, Inc.	8,403

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
271	Diamondback Energy, Inc.*	$10,905
135	EPL Oil & Gas, Inc.*	4,568
236	Evolution Petroleum Corp.*	2,655
967	EXCO Resources, Inc.	7,040
215	Forest Oil Corp.*	1,195
273	Forum Energy Technologies, Inc.*	7,145
742	FX Energy, Inc.*	2,530
771	Gastar Exploration Ltd.*	2,429
179	Geospace Technologies Corp.*	12,487
27	Global Geophysical Services, Inc.*	68
367	Goodrich Petroleum Corp.*	7,872
27	Hornbeck Offshore Services, Inc.*	1,471
403	ION Geophysical Corp.*	1,930
13	Isramco, Inc.*	1,370
610	KiOR, Inc., Class A*	1,348
3,688	Kodiak Oil & Gas Corp.*	36,843
750	Magnum Hunter Resources Corp.*	3,488
59	Matrix Service Co.*	920
968	Newpark Resources, Inc.*	10,774
105	Nuverra Environmental Solutions, Inc.*	242
90	Panhandle Oil and Gas, Inc., Class A	2,561
740	PetroQuest Energy, Inc.*	3,108
11	PHI, Inc. (Non-Voting)*	386
293	Quicksilver Resources, Inc.*	489
61	Renewable Energy Group, Inc.*	943
3,139	Rentech, Inc.	6,058
7	REX American Resources Corp.*	207
628	Rex Energy Corp.*	13,062
165	RigNet, Inc.*	5,991
849	Rosetta Resources, Inc.*	39,504
26	Sanchez Energy Corp.*	628
23	SEACOR Holdings, Inc.	1,911
544	SemGroup Corp., Class A	28,799
664	Solazyme, Inc.*	7,470
705	Synergy Resources Corp.*	6,599
457	Targa Resources Corp.	31,117
201	TGC Industries, Inc.	1,596
150	Triangle Petroleum Corp.*	998
1,188	Uranium Energy Corp.*	2,792
339	Ur-Energy, Inc.*	349
405	Vaalco Energy, Inc.*	2,252
424	Western Refining, Inc.	12,436
217	ZaZa Energy Corp.*	208
		386,844
	Financials — 4.4%

140	Acadia Realty Trust (REIT)	3,266
29	Alexander’s, Inc. (REIT)	7,944
129	Ambac Financial Group, Inc.*	2,859
68	American Equity Investment Life Holding Co.	1,347
360	American Realty Capital Properties, Inc. (REIT)	4,828
10	American Safety Insurance Holdings Ltd.*	301
350	AmTrust Financial Services, Inc.	12,491
126	Argo Group International Holdings Ltd.	5,146
16	Aviv REIT, Inc. (REIT)	364
308	Bank of the Ozarks, Inc.	13,977
1,765	BGC Partners, Inc., Class A	9,866
168	BofI Holding, Inc.*	10,881
5	Cascade Bancorp*	30
261	Cohen & Steers, Inc.	8,143
143	Consumer Portfolio Services, Inc.*	835
288	CoreSite Realty Corp. (REIT)	8,764
135	Crawford & Co., Class B	1,023
99	Credit Acceptance Corp.*	10,647
39	Diamond Hill Investment Group, Inc.	4,279
377	DuPont Fabros Technology, Inc. (REIT)	8,592
17	Eastern Insurance Holdings, Inc.	340
394	EastGroup Properties, Inc. (REIT)	22,143
256	eHealth, Inc.*	7,084
301	Employers Holdings, Inc.	7,979
271	Encore Capital Group, Inc.*	11,618
47	Enstar Group Ltd.*	6,334
439	Evercore Partners, Inc., Class A	19,575
680	Financial Engines, Inc.	36,346
405	First Cash Financial Services, Inc.*	22,384
12	First Federal Bancshares of Arkansas, Inc.*	114
298	First Financial Bankshares, Inc.	17,135
55	Forestar Group, Inc.*	1,098
508	FXCM, Inc., Class A	9,647
84	GAMCO Investors, Inc., Class A	4,828
435	Geo Group, Inc. (The) (REIT)	13,576
1,801	Glimcher Realty Trust (REIT)	17,830
392	Greenhill & Co., Inc.	18,577
96	Greenlight Capital Re Ltd., Class A*	2,578
10	Hallmark Financial Services, Inc.*	84
205	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,407
129	HCI Group, Inc.	4,498
64	Health Insurance Innovations, Inc., Class A*	682
518	Healthcare Realty Trust, Inc. (REIT)	11,650
389	HFF, Inc., Class A	8,947
386	Highwoods Properties, Inc. (REIT)	13,039
166	Home BancShares, Inc./AR	4,220
34	ICG Group, Inc.*	426
79	Infinity Property & Casualty Corp.	4,780
1,021	Inland Real Estate Corp. (REIT)	10,016
62	INTL FCStone, Inc.*	1,192
77	Investors Real Estate Trust (REIT)	628
429	KCG Holdings, Inc., Class A*	3,724
71	Kennedy-Wilson Holdings, Inc.	1,309
1,431	Ladenburg Thalmann Financial Services, Inc.*	2,390
418	LTC Properties, Inc. (REIT)	14,810
90	Maiden Holdings Ltd.	1,177
35	Main Street Capital Corp.	1,019
521	MarketAxess Holdings, Inc.	26,446
40	Meadowbrook Insurance Group, Inc.	239
7	Meridian Interstate Bancorp, Inc.*	137
2,478	MGIC Investment Corp.*	17,891
342	National Health Investors, Inc. (REIT)	18,776
25	National Interstate Corp.	629
184	Northfield Bancorp, Inc./NJ	2,208
196	Oritani Financial Corp.	3,040
4	Penns Woods Bancorp, Inc.	189
705	Portfolio Recovery Associates, Inc.*	37,393
563	Potlatch Corp. (REIT)	21,709
254	PS Business Parks, Inc. (REIT)	18,458
158	Pzena Investment Management, Inc., Class A	1,029
656	Radian Group, Inc.	8,889
38	Regional Management Corp.*	1,044
92	Roma Financial Corp.*	1,652
397	Ryman Hospitality Properties, Inc. (REIT)	13,117
214	Sabra Health Care REIT, Inc. (REIT)	4,732
109	Saul Centers, Inc. (REIT)	4,732
397	Sovran Self Storage, Inc. (REIT)	26,309
2,119	Strategic Hotels & Resorts, Inc. (REIT)*	17,185

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
498	Sun Communities, Inc. (REIT)	$21,399
178	Tejon Ranch Co.*	5,288
60	Tower Group International Ltd.	848
52	Tree.com, Inc.	1,302
32	UMH Properties, Inc. (REIT)	307
24	United Fire Group, Inc.	689
165	Universal Health Realty Income Trust (REIT)	6,618
34	Universal Insurance Holdings, Inc.	251
259	Urstadt Biddle Properties, Inc., Class A (REIT)	5,058
80	Virtus Investment Partners, Inc.*	13,944
259	Washington Real Estate Investment Trust (REIT)	6,309
97	Westwood Holdings Group, Inc.	4,608
28	Winthrop Realty Trust (REIT)	333
1,396	WisdomTree Investments, Inc.*	15,635
129	World Acceptance Corp.*	11,051
71	ZAIS Financial Corp. (REIT)	1,117
		742,328
	Health Care — 12.8%

307	Abaxis, Inc.	12,028
538	Abiomed, Inc.*	12,670
492	Acadia Healthcare Co., Inc.*	18,858
920	ACADIA Pharmaceuticals, Inc.*	18,363
144	Accelerate Diagnostics, Inc.*	1,369
817	Accretive Health, Inc.*	7,663
1,030	Accuray, Inc.*	6,819
324	AcelRx Pharmaceuticals, Inc.*	3,211
1,342	Achillion Pharmaceuticals, Inc.*	8,656
564	Acorda Therapeutics, Inc.*	19,058
8	Addus HomeCare Corp.*	169
400	Aegerion Pharmaceuticals, Inc.*	34,672
540	Air Methods Corp.	22,097
809	Akorn, Inc.*	14,538
1,016	Align Technology, Inc.*	44,247
236	Alimera Sciences, Inc.*	843
27	Alliance HealthCare Services, Inc.*	656
762	Alnylam Pharmaceuticals, Inc.*	39,472
300	AMAG Pharmaceuticals, Inc.*	7,098
422	Amicus Therapeutics, Inc.*	1,009
640	AMN Healthcare Services, Inc.*	8,704
384	Ampio Pharmaceuticals, Inc.*	2,742
130	Amsurg Corp.*	4,848
352	Anacor Pharmaceuticals, Inc.*	3,559
76	Analogic Corp.	5,673
98	Anika Therapeutics, Inc.*	2,268
1,566	Antares Pharma, Inc.*	6,890
2,666	Arena Pharmaceuticals, Inc.*	17,089
777	Arqule, Inc.*	2,168
1,623	Array BioPharma, Inc.*	9,105
321	ArthroCare Corp.*	10,166
189	Astex Pharmaceuticals, Inc.*	1,238
511	athenahealth, Inc.*	53,905
291	AtriCure, Inc.*	2,558
22	Atrion Corp.	5,258
685	Auxilium Pharmaceuticals, Inc.*	11,953
2,016	AVANIR Pharmaceuticals, Inc., Class A*	10,282
416	BioDelivery Sciences International, Inc.*	2,180
404	Biolase, Inc.*	691
340	Bio-Reference Labs, Inc.*	9,836
193	BioScrip, Inc.*	2,355
513	BioTime, Inc.*	1,939
857	Cadence Pharmaceuticals, Inc.*	4,671
202	Cambrex Corp.*	2,753
455	Cantel Medical Corp.	11,784
398	Capital Senior Living Corp.*	8,286
291	Cardiovascular Systems, Inc.*	5,971
1,565	Cell Therapeutics, Inc.*	1,721
1,051	Celldex Therapeutics, Inc.*	22,828
274	Cempra, Inc.*	2,466
756	Centene Corp.*	43,205
932	Cepheid, Inc.*	33,347
969	Cerus Corp.*	5,068
932	Chelsea Therapeutics International Ltd.*	2,768
262	Chemed Corp.	18,246
342	ChemoCentryx, Inc.*	2,770
118	Chimerix, Inc.*	1,860
36	Chindex International, Inc.*	609
222	Clovis Oncology, Inc.*	14,319
154	Computer Programs & Systems, Inc.	8,464
740	Corcept Therapeutics, Inc.*	1,228
349	Coronado Biosciences, Inc.*	2,844
159	Corvel Corp.*	5,237
31	CryoLife, Inc.	188
848	Curis, Inc.*	3,714
384	Cyberonics, Inc.*	19,534
92	Cynosure, Inc., Class A*	2,111
296	Cytokinetics, Inc.*	3,099
683	Cytori Therapeutics, Inc.*	1,434
2,190	Dendreon Corp.*	6,220
785	Depomed, Inc.*	5,628
982	DexCom, Inc.*	26,563
182	Durata Therapeutics, Inc.*	1,534
1,517	Dyax Corp.*	6,781
2,234	Dynavax Technologies Corp.*	2,837
66	Emergent Biosolutions, Inc.*	1,160
560	Emeritus Corp.*	12,214
51	Enanta Pharmaceuticals, Inc.*	948
423	Endocyte, Inc.*	6,074
873	Endologix, Inc.*	13,811
257	Ensign Group, Inc. (The)	9,933
82	Epizyme, Inc.*	2,275
978	Exact Sciences Corp.*	11,315
26	Exactech, Inc.*	495
420	ExamWorks Group, Inc.*	9,870
2,554	Exelixis, Inc.*	12,796
234	Fibrocell Science, Inc.*	1,275
353	Fluidigm Corp.*	7,222
92	Furiex Pharmaceuticals, Inc.*	3,538
1,160	Galena Biopharma, Inc.*	2,575
498	GenMark Diagnostics, Inc.*	5,727
232	Genomic Health, Inc.*	7,313
435	Gentiva Health Services, Inc.*	4,989
759	Globus Medical, Inc., Class A*	13,374
201	Greenway Medical Technologies, Inc.*	2,738
364	GTx, Inc.*	564
710	Haemonetics Corp.*	28,293
1,234	Halozyme Therapeutics, Inc.*	10,255
209	Hanger, Inc.*	6,418
19	Harvard Bioscience, Inc.*	94
1,014	HealthSouth Corp.*	31,900
280	HealthStream, Inc.*	9,282
312	Healthways, Inc.*	5,953
227	HeartWare International, Inc.*	17,842
54	Hi-Tech Pharmacal Co., Inc.	2,328
1,219	HMS Holdings Corp.*	30,463
369	Horizon Pharma, Inc.*	934
117	Hyperion Therapeutics, Inc.*	2,852
163	ICU Medical, Inc.*	11,651
1,220	Idenix Pharmaceuticals, Inc.*	5,832
900	ImmunoGen, Inc.*	14,400
962	Immunomedics, Inc.*	5,724

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
665	Infinity Pharmaceuticals, Inc.*	$12,309
481	Insmed, Inc.*	7,316
742	Insulet Corp.*	24,738
70	Insys Therapeutics, Inc.*	1,961
151	Integra LifeSciences Holdings Corp.*	6,137
100	Intercept Pharmaceuticals, Inc.*	4,574
1,054	InterMune, Inc.*	15,062
233	IPC The Hospitalist Co., Inc.*	11,986
1,293	Ironwood Pharmaceuticals, Inc.*	15,063
1,561	Isis Pharmaceuticals, Inc.*	40,321
122	KaloBios Pharmaceuticals, Inc.*	680
1,135	Keryx Biopharmaceuticals, Inc.*	9,682
142	KYTHERA Biopharmaceuticals, Inc.*	3,749
132	Landauer, Inc.	6,267
227	Lannett Co., Inc.*	3,010
2,938	Lexicon Pharmaceuticals, Inc.*	7,316
248	Ligand Pharmaceuticals, Inc., Class B*	11,926
519	Luminex Corp.*	10,536
584	MAKO Surgical Corp.*	8,731
2,067	MannKind Corp.*	11,968
677	Masimo Corp.	16,749
847	MedAssets, Inc.*	18,990
80	Medical Action Industries, Inc.*	409
879	Medicines Co. (The)*	27,785
369	Medidata Solutions, Inc.*	33,003
133	MEI Pharma, Inc.*	992
907	Merge Healthcare, Inc.*	2,404
576	Meridian Bioscience, Inc.	12,954
1,343	Merrimack Pharmaceuticals, Inc.*	4,539
1,170	MiMedx Group, Inc.*	7,219
394	Molina Healthcare, Inc.*	13,156
548	Momenta Pharmaceuticals, Inc.*	7,721
178	MWI Veterinary Supply, Inc.*	27,070
584	Nanosphere, Inc.*	1,226
54	National Research Corp., Class A*	885
248	Natus Medical, Inc.*	3,261
1,414	Navidea Biopharmaceuticals, Inc.*	4,143
1,109	Nektar Therapeutics*	13,508
332	Neogen Corp.*	17,961
457	NeoGenomics, Inc.*	987
927	Neurocrine Biosciences, Inc.*	13,506
235	NewLink Genetics Corp.*	4,068
1,876	Novavax, Inc.*	5,909
896	NPS Pharmaceuticals, Inc.*	22,490
132	NuVasive, Inc.*	3,105
830	NxStage Medical, Inc.*	10,250
414	Omeros Corp.*	2,082
271	Omnicell, Inc.*	5,892
204	OncoGenex Pharmaceutical, Inc.*	1,826
2,623	Opko Health, Inc.*	24,237
677	Optimer Pharmaceuticals, Inc.*	8,469
1,315	Orexigen Therapeutics, Inc.*	9,021
230	Osiris Therapeutics, Inc.*	4,013
125	OvaScience, Inc.*	1,440
187	Owens & Minor, Inc.	6,379
383	Pacira Pharmaceuticals, Inc.*	13,872
790	PAREXEL International Corp.*	36,680
1,945	PDL BioPharma, Inc.	15,443
2,107	Peregrine Pharmaceuticals, Inc.*	2,887
61	PhotoMedex, Inc.*	997
135	Portola Pharmaceuticals, Inc.*	3,051
664	Progenics Pharmaceuticals, Inc.*	3,692
147	Providence Service Corp. (The)*	3,945
308	Puma Biotechnology, Inc.*	15,597
554	Quality Systems, Inc.	11,462
721	Questcor Pharmaceuticals, Inc.	48,076
390	Quidel Corp.*	10,343
829	Raptor Pharmaceutical Corp.*	11,225
80	Receptos, Inc.*	1,267
142	Regulus Therapeutics, Inc.*	1,342
437	Repligen Corp.*	4,265
319	Repros Therapeutics, Inc.*	6,744
151	Rochester Medical Corp.*	1,977
88	Rockwell Medical, Inc.*	487
232	Sagent Pharmaceuticals, Inc.*	5,118
747	Sangamo Biosciences, Inc.*	7,373
770	Santarus, Inc.*	17,340
466	Sarepta Therapeutics, Inc.*	15,905
549	Sciclone Pharmaceuticals, Inc.*	2,882
1,600	Sequenom, Inc.*	4,672
485	SIGA Technologies, Inc.*	1,712
256	Skilled Healthcare Group, Inc., Class A*	1,239
561	Spectranetics Corp. (The)*	8,858
476	Staar Surgical Co.*	6,040
127	Stemline Therapeutics, Inc.*	4,401
819	STERIS Corp.	33,489
190	Sucampo Pharmaceuticals, Inc., Class A*	1,125
450	Sunesis Pharmaceuticals, Inc.*	2,165
207	Supernus Pharmaceuticals, Inc.*	1,370
201	SurModics, Inc.*	3,980
237	Synageva BioPharma Corp.*	11,118
1,119	Synergy Pharmaceuticals, Inc.*	4,968
564	Synta Pharmaceuticals Corp.*	3,328
954	Team Health Holdings, Inc.*	36,662
403	TearLab Corp.*	5,295
186	TESARO, Inc.*	6,432
160	Tetraphase Pharmaceuticals, Inc.*	1,366
216	TG Therapeutics, Inc.*	1,300
1,085	TherapeuticsMD, Inc.*	2,257
797	Thoratec Corp.*	28,477
654	Threshold Pharmaceuticals, Inc.*	2,845
18	Triple-S Management Corp., Class B*	336
517	Trius Therapeutics, Inc.*	7,067
168	U.S. Physical Therapy, Inc.	4,625
1,268	Unilife Corp.*	4,375
46	Utah Medical Products, Inc.	2,323
461	Vanda Pharmaceuticals, Inc.*	5,269
405	Vanguard Health Systems, Inc.*	8,485
229	Vascular Solutions, Inc.*	3,611
241	Verastem, Inc.*	3,314
964	Vical, Inc.*	1,244
907	ViroPharma, Inc.*	27,346
1,399	Vivus, Inc.*	17,529
248	Vocera Communications, Inc.*	4,020
758	Volcano Corp.*	16,236
481	West Pharmaceutical Services, Inc.	35,570
90	XenoPort, Inc.*	440
846	XOMA Corp.*	3,951
246	ZELTIQ Aesthetics, Inc.*	1,966
933	ZIOPHARM Oncology, Inc.*	2,790
996	Zogenix, Inc.*	1,693
		2,161,658
	Industrials — 9.3%

123	A.T. Cross Co., Class A*	2,622
390	AAON, Inc.	9,095
196	Acacia Research Corp.	4,306
521	Accuride Corp.*	2,730
76	Aceto Corp.	1,117
251	Acorn Energy, Inc.	1,506
595	Acuity Brands, Inc.	50,872
493	Advisory Board Co. (The)*	27,002
64	Aegion Corp.*	1,370

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
388	Aircastle Ltd.	$6,324
59	Albany International Corp., Class A	1,904
208	Allegiant Travel Co.	19,658
375	Altra Holdings, Inc.	9,319
18	American Science & Engineering, Inc.	1,015
138	American Woodmark Corp.*	4,812
284	Apogee Enterprises, Inc.	7,924
539	Applied Industrial Technologies, Inc.	25,667
175	Astronics Corp.*	8,143
354	AZZ, Inc.	13,289
98	Barrett Business Services, Inc.	6,298
676	Beacon Roofing Supply, Inc.*	24,559
684	Blount International, Inc.*	7,941
469	BlueLinx Holdings, Inc.*	769
472	Brink’s Co. (The)	12,192
621	Builders FirstSource, Inc.	3,527
86	CAI International, Inc.*	1,885
4,232	Capstone Turbine Corp.*	4,698
486	Casella Waste Systems, Inc., Class A*	2,561
124	Ceco Environmental Corp.	1,652
20	Celadon Group, Inc.	363
377	Cenveo, Inc.*	1,056
421	Chart Industries, Inc.*	48,070
14	CIRCOR International, Inc.	805
690	CLARCOR, Inc.	36,956
127	Coleman Cable, Inc.	2,418
39	Columbus McKinnon Corp.*	835
133	Comfort Systems USA, Inc.	2,008
233	Commercial Vehicle Group, Inc.*	1,633
467	Corporate Executive Board Co. (The)	30,280
19	Cubic Corp.	954
459	Deluxe Corp.	18,062
283	Douglas Dynamics, Inc.	3,979
132	DXP Enterprises, Inc.*	8,973
170	Dycom Industries, Inc.*	4,320
247	Echo Global Logistics, Inc.*	5,348
237	Edgen Group, Inc.*	1,747
36	Encore Wire Corp.	1,358
265	Energy Recovery, Inc.*	1,354
126	EnerNOC, Inc.*	1,828
219	EnerSys, Inc.	11,230
222	Enphase Energy, Inc.*	1,396
143	EnPro Industries, Inc.*	8,148
37	Erickson Air-Crane, Inc.*	567
104	ESCO Technologies, Inc.	3,188
73	ExOne Co. (The)*	5,001
183	Exponent, Inc.	11,919
868	Federal Signal Corp.*	10,130
122	Flow International Corp.*	411
419	Forward Air Corp.	15,432
86	Franklin Covey Co.*	1,351
625	Franklin Electric Co., Inc.	22,450
2,205	FuelCell Energy, Inc.*	2,734
324	Furmanite Corp.*	2,906
46	G&K Services, Inc., Class A	2,366
657	GenCorp, Inc.*	9,901
716	Generac Holdings, Inc.	28,346
52	General Cable Corp.	1,588
25	Global Brass & Copper Holdings, Inc.*	494
150	Gorman-Rupp Co. (The)	5,245
204	GP Strategies Corp.*	5,149
139	Graham Corp.	4,797
74	Great Lakes Dredge & Dock Corp.	498
413	H&E Equipment Services, Inc.	9,945
951	Healthcare Services Group, Inc.	23,024
485	Heartland Express, Inc.	6,751
737	HEICO Corp.	46,063
112	Heritage-Crystal Clean, Inc.*	1,701
814	Herman Miller, Inc.	20,733
598	HNI Corp.	20,021
80	Houston Wire & Cable Co.	1,002
514	Hub Group, Inc., Class A*	19,095
43	Huron Consulting Group, Inc.*	2,047
146	Hyster-Yale Materials Handling, Inc.	11,039
616	InnerWorkings, Inc.*	6,326
175	Innovative Solutions & Support, Inc.	1,311
312	Insperity, Inc.	9,953
235	Insteel Industries, Inc.	3,758
824	Interface, Inc.	14,552
402	John Bean Technologies Corp.	8,808
244	Kaman Corp.	8,589
171	KEYW Holding Corp. (The)*	1,973
342	Kforce, Inc.	5,564
816	Knight Transportation, Inc.	13,284
453	Knoll, Inc.	6,899
179	Lindsay Corp.	13,608
14	LMI Aerospace, Inc.*	169
171	Manitex International, Inc.*	1,720
825	MasTec, Inc.*	26,235
593	Matson, Inc.	15,792
169	McGrath RentCorp	5,591
261	Middleby Corp. (The)*	48,530
393	Mine Safety Appliances Co.	18,915
221	Mistras Group, Inc.*	4,029
52	Mobile Mini, Inc.*	1,580
58	Moog, Inc., Class A*	2,946
391	Mueller Industries, Inc.	20,934
2,194	Mueller Water Products, Inc., Class A	16,565
104	Multi-Color Corp.	3,258
6	National Presto Industries, Inc.	414
81	National Technical Systems, Inc.*	1,850
242	NCI Building Systems, Inc.*	2,899
125	Nortek, Inc.*	8,369
1,019	Odyssey Marine Exploration, Inc.*	2,945
38	Omega Flex, Inc.	703
635	On Assignment, Inc.*	19,158
47	Pacer International, Inc.*	288
120	Park-Ohio Holdings Corp.*	4,148
93	Patrick Industries, Inc.*	2,518
331	Pendrell Corp.*	636
310	Performant Financial Corp.*	3,357
461	PGT, Inc.*	4,693
196	Pike Electric Corp.	2,176
196	Ply Gem Holdings, Inc.*	3,007
648	Polypore International, Inc.*	27,702
30	Power Solutions International, Inc.*	1,579
300	PowerSecure International, Inc.*	4,605
3	Preformed Line Products Co.	207
490	Primoris Services Corp.	11,015
237	Proto Labs, Inc.*	16,836
99	Quality Distribution, Inc.*	908
505	Raven Industries, Inc.	14,751
319	RBC Bearings, Inc.*	19,054
354	Republic Airways Holdings, Inc.*	3,954
387	Revolution Lighting Technologies, Inc.*	1,006
421	Rexnord Corp.*	8,079
127	Roadrunner Transportation Systems, Inc.*	3,444
63	RPX Corp.*	988
178	Rush Enterprises, Inc., Class A*	4,455
337	Saia, Inc.*	10,113
46	Simpson Manufacturing Co., Inc.	1,438
37	SkyWest, Inc.	477

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
838	Spirit Airlines, Inc.*	$26,120
139	Standard Parking Corp.*	3,093
35	Standex International Corp.	1,869
134	Steelcase, Inc., Class A	1,946
19	Sterling Construction Co., Inc.*	184
298	Sun Hydraulics Corp.	9,131
1,165	Swift Transportation Co.*	20,923
220	TAL International Group, Inc.*	9,416
712	Taser International, Inc.*	8,288
286	Team, Inc.*	11,154
161	Teledyne Technologies, Inc.*	12,424
256	Tennant Co.	13,151
69	Tetra Tech, Inc.*	1,572
99	Textainer Group Holdings Ltd.	3,451
377	Thermon Group Holdings, Inc.*	7,804
564	Titan International, Inc.	9,159
93	TMS International Corp., Class A	1,619
239	Trex Co., Inc.*	10,581
552	Trimas Corp.*	19,397
565	TrueBlue, Inc.*	13,741
112	UniFirst Corp.	10,739
75	Universal Truckload Services, Inc.	1,890
1,054	US Airways Group, Inc.*	17,033
256	US Ecology, Inc.	7,191
1,065	USG Corp.*	24,857
899	UTi Worldwide, Inc.	14,842
76	Wabash National Corp.*	792
347	WageWorks, Inc.*	14,484
357	Watsco, Inc.	32,059
30	Watts Water Technologies, Inc., Class A	1,554
180	Werner Enterprises, Inc.	4,147
124	Wesco Aircraft Holdings, Inc.*	2,372
195	West Corp.	4,265
955	Woodward, Inc.	36,825
152	Xerium Technologies, Inc.*	1,642
110	XPO Logistics, Inc.*	2,526
34	YRC Worldwide, Inc.*	579
		1,565,253
	Information Technology — 15.3%

554	ACI Worldwide, Inc.*	26,963
616	Actuate Corp.*	4,281
258	Acxiom Corp.*	6,419
535	ADTRAN, Inc.	12,904
512	Advanced Energy Industries, Inc.*	9,334
454	Advent Software, Inc.	12,253
80	Alliance Fiber Optic Products, Inc.	2,962
257	Ambarella, Inc.*	3,685
333	American Software, Inc., Class A	2,671
17	Anaren, Inc.*	418
332	Angie’s List, Inc.*	6,959
220	Anixter International, Inc.*	18,383
1,016	Applied Micro Circuits Corp.*	10,932
1,428	ARRIS Group, Inc.*	22,377
1,583	Aruba Networks, Inc.*	26,325
1,228	Aspen Technology, Inc.*	41,052
333	AVG Technologies N.V.*	7,216
200	Badger Meter, Inc.	9,016
371	Bazaarvoice, Inc.*	3,970
542	Belden, Inc.	30,742
634	Blackbaud, Inc.	22,837
160	Blackhawk Network Holdings, Inc.*	3,922
359	Blucora, Inc.*	7,187
526	Bottomline Technologies (de), Inc.*	14,318
391	Brightcove, Inc.*	3,656
390	BroadSoft, Inc.*	12,554
323	Cabot Microelectronics Corp.*	11,667
487	CalAmp Corp.*	7,982
482	Calix, Inc.*	6,194
522	Callidus Software, Inc.*	4,014
168	Carbonite, Inc.*	2,587
623	Cardtronics, Inc.*	21,612
143	Cass Information Systems, Inc.	7,505
713	Cavium, Inc.*	27,073
83	ChannelAdvisor Corp.*	2,541
1,044	Ciena Corp.*	20,796
358	Cirrus Logic, Inc.*	8,055
604	Cognex Corp.	34,416
287	Coherent, Inc.	16,109
646	CommVault Systems, Inc.*	54,154
215	Computer Task Group, Inc.	3,844
496	comScore, Inc.*	14,131
308	Comverse, Inc.*	9,317
427	Constant Contact, Inc.*	8,169
561	Cornerstone OnDemand, Inc.*	28,897
397	CoStar Group, Inc.*	58,958
282	Cray, Inc.*	6,898
258	CSG Systems International, Inc.	6,073
22	Cyan, Inc.*	205
2,043	Cypress Semiconductor Corp.*	23,127
106	Daktronics, Inc.	1,133
266	Datalink Corp.*	3,487
538	Dealertrack Technologies, Inc.*	21,299
223	Demandware, Inc.*	9,384
564	Dice Holdings, Inc.*	4,698
87	Digimarc Corp.	1,654
389	Diodes, Inc.*	9,686
254	DTS, Inc.*	5,095
205	E2open, Inc.*	4,147
318	Ebix, Inc.	3,616
182	eGain Corp.*	2,457
135	Electro Rent Corp.	2,295
346	Electronics For Imaging, Inc.*	10,131
366	Ellie Mae, Inc.*	10,629
290	Entegris, Inc.*	2,726
314	Envestnet, Inc.*	8,676
304	EPAM Systems, Inc.*	9,722
27	EPIQ Systems, Inc.	331
3	ePlus, Inc.	156
693	Euronet Worldwide, Inc.*	23,805
410	EVERTEC, Inc.	9,787
532	Exar Corp.*	6,501
453	ExlService Holdings, Inc.*	12,281
498	Fair Isaac Corp.	24,940
216	FARO Technologies, Inc.*	8,020
580	FEI Co.	45,402
227	FleetMatics Group PLC*	11,225
174	Forrester Research, Inc.	5,739
741	Fusion-io, Inc.*	7,921
298	Global Eagle Entertainment, Inc.*	2,631
737	Glu Mobile, Inc.*	1,784
1,395	GT Advanced Technologies, Inc.*	9,012
233	Guidance Software, Inc.*	1,962
583	Guidewire Software, Inc.*	26,795
109	Hackett Group, Inc. (The)	699
505	Heartland Payment Systems, Inc.	18,660
436	Higher One Holdings, Inc.*	3,235
438	Hittite Microwave Corp.*	26,788
484	iGATE Corp.*	11,301
361	Immersion Corp.*	4,606
281	Imperva, Inc.*	13,263
1,443	Infinera Corp.*	13,377
696	Infoblox, Inc.*	24,290
133	Inphi Corp.*	1,692
537	Integrated Device Technology, Inc.*	4,677
215	Interactive Intelligence Group, Inc.*	12,663
572	InterDigital, Inc.	20,329

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
840	Intermec, Inc.*	$8,291
240	Intermolecular, Inc.*	1,438
789	InvenSense, Inc.*	14,099
785	Ixia*	11,398
638	j2 Global, Inc.	31,415
550	Jive Software, Inc.*	6,814
182	KVH Industries, Inc.*	2,322
415	Lattice Semiconductor Corp.*	1,975
758	Lionbridge Technologies, Inc.*	2,661
345	Liquidity Services, Inc.*	10,226
277	Littelfuse, Inc.	20,434
765	LivePerson, Inc.*	7,130
338	LogMeIn, Inc.*	10,069
139	M/A-COM Technology Solutions Holdings, Inc.*	2,274
270	Manhattan Associates, Inc.*	23,625
128	Marin Software, Inc.*	1,690
97	Marketo, Inc.*	3,403
949	MAXIMUS, Inc.	35,597
321	MaxLinear, Inc., Class A*	2,703
405	Maxwell Technologies, Inc.*	3,580
189	Measurement Specialties, Inc.*	8,947
37	Mesa Laboratories, Inc.	2,407
289	Methode Electronics, Inc.	6,904
647	Micrel, Inc.	5,952
1,004	Microsemi Corp.*	25,843
126	MicroStrategy, Inc., Class A*	11,568
490	Millennial Media, Inc.*	3,209
514	Mindspeed Technologies, Inc.*	1,599
346	Mitek Systems, Inc.*	1,789
113	Model N, Inc.*	1,628
74	MoneyGram International, Inc.*	1,499
511	Monolithic Power Systems, Inc.	15,647
531	Monotype Imaging Holdings, Inc.	13,673
571	MoSys, Inc.*	2,078
554	Move, Inc.*	8,033
220	MTS Systems Corp.	13,237
219	Nanometrics, Inc.*	3,130
349	Neonode, Inc.*	2,321
31	Net Element International, Inc.*	132
503	Netscout Systems, Inc.*	12,495
901	NIC, Inc.	20,056
68	NVE Corp.*	3,354
65	OmniVision Technologies, Inc.*	1,004
317	OpenTable, Inc.*	23,629
23	Oplink Communications, Inc.*	428
257	OSI Systems, Inc.*	18,684
1,230	Parkervision, Inc.*	4,071
37	PC-Tel, Inc.	300
349	PDF Solutions, Inc.*	6,928
242	Pegasystems, Inc.	8,918
367	Peregrine Semiconductor Corp.*	4,041
61	Perficient, Inc.*	984
591	Planet Payment, Inc.*	1,442
553	Plantronics, Inc.	23,890
588	PLX Technology, Inc.*	3,205
1,213	PMC-Sierra, Inc.*	7,557
403	Power Integrations, Inc.	21,004
53	Procera Networks, Inc.*	686
382	Progress Software Corp.*	9,344
303	Proofpoint, Inc.*	8,729
312	PROS Holdings, Inc.*	10,234
1,662	PTC, Inc.*	43,328
73	QAD, Inc., Class A	904
1,209	QLIK Technologies, Inc.*	39,643
207	Qualys, Inc.*	4,138
96	Rally Software Development Corp.*	2,480
1,551	Rambus, Inc.*	12,656
480	RealD, Inc.*	3,931
647	RealPage, Inc.*	13,399
116	Reis, Inc.*	1,987
473	Responsys, Inc.*	6,788
3,416	RF Micro Devices, Inc.*	16,943
1	Riverbed Technology, Inc.*	15
27	Rofin-Sinar Technologies, Inc.*	607
92	Rogers Corp.*	5,103
161	Rosetta Stone, Inc.*	2,486
28	Rubicon Technology, Inc.*	342
605	Ruckus Wireless, Inc.*	8,222
78	Rudolph Technologies, Inc.*	807
40	Sapiens International Corp. N.V.	219
1,533	Sapient Corp.*	22,918
316	SciQuest, Inc.*	6,573
936	Semtech Corp.*	27,818
849	ServiceSource International, Inc.*	10,281
101	ShoreTel, Inc.*	496
71	Shutterstock, Inc.*	3,524
470	Silicon Graphics International Corp.*	6,928
1,073	Silicon Image, Inc.*	5,816
82	Silver Spring Networks, Inc.*	1,672
210	Sonus Networks, Inc.*	724
433	Sourcefire, Inc.*	32,674
244	Spark Networks, Inc.*	1,698
209	SPS Commerce, Inc.*	13,029
809	SS&C Technologies Holdings, Inc.*	28,631
181	Stamps.com, Inc.*	7,580
3,221	SunEdison, Inc.*	23,707
573	SunPower Corp.*	12,314
698	Support.com, Inc.*	3,588
451	Synaptics, Inc.*	17,436
405	Synchronoss Technologies, Inc.*	13,924
214	Syntel, Inc.	15,380
1,125	Take-Two Interactive Software, Inc.*	20,655
430	Tangoe, Inc.*	8,940
180	TeleTech Holdings, Inc.*	4,405
5	Tessco Technologies, Inc.	158
818	TiVo, Inc.*	9,546
110	Travelzoo, Inc.*	2,971
225	TriQuint Semiconductor, Inc.*	1,696
387	Trulia, Inc.*	16,056
438	Tyler Technologies, Inc.*	32,364
175	Ubiquiti Networks, Inc.	6,136
384	Ultimate Software Group, Inc.*	53,841
22	Ultra Clean Holdings, Inc.*	146
385	Ultratech, Inc.*	10,888
140	Uni-Pixel, Inc.*	2,717
31	Unisys Corp.*	780
559	Universal Display Corp.*	19,347
1,290	Unwired Planet, Inc.*	2,387
1,059	ValueClick, Inc.*	22,408
166	VASCO Data Security International, Inc.*	1,311
122	Veeco Instruments, Inc.*	4,285
732	Verint Systems, Inc.*	24,266
550	ViaSat, Inc.*	35,052
4	Viasystems Group, Inc.*	56
586	VirnetX Holding Corp.*	11,339
284	Virtusa Corp.*	7,475
454	Vistaprint N.V.*	24,171
23	Vocus, Inc.*	213
27	Volterra Semiconductor Corp.*	619
169	Vringo, Inc.*	529
582	Web.com Group, Inc.*	16,424
488	WebMD Health Corp.*	15,333
539	WEX, Inc.*	43,136
372	XO Group, Inc.*	4,449
102	Xoom Corp.*	2,743
414	Yelp, Inc.*	21,520

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
324	Zillow, Inc., Class A*	$31,250
860	Zix Corp.*	3,707
		2,578,118
	Materials — 3.1%

140	Advanced Emissions Solutions, Inc.*	5,467
61	AEP Industries, Inc.*	4,773
149	AMCOL International Corp.	4,913
82	American Pacific Corp.*	4,017
398	American Vanguard Corp.	9,982
253	Arabian American Development Co.*	1,973
412	Balchem Corp.	19,718
769	Berry Plastics Group, Inc.*	17,695
171	Boise Cascade Co.*	3,950
752	Calgon Carbon Corp.*	12,934
28	Chase Corp.	832
1,366	Chemtura Corp.*	29,943
243	Clearwater Paper Corp.*	11,581
529	Coeur Mining, Inc.*	7,639
155	Deltic Timber Corp.	9,323
1,007	Ferro Corp.*	7,401
663	Flotek Industries, Inc.*	13,121
73	FutureFuel Corp.	1,178
50	Globe Specialty Metals, Inc.	643
461	Gold Resource Corp.	3,868
2,917	Graphic Packaging Holding Co.*	24,240
699	H.B. Fuller Co.	26,066
67	Handy & Harman Ltd.*	1,396
131	Hawkins, Inc.	4,857
1,016	Headwaters, Inc.*	8,697
661	Hecla Mining Co.	2,261
305	Innophos Holdings, Inc.	14,936
309	Innospec, Inc.	12,644
567	KapStone Paper and Packaging Corp.	23,814
93	KMG Chemicals, Inc.	2,191
288	Koppers Holdings, Inc.	11,166
360	Landec Corp.*	4,752
1,402	Louisiana-Pacific Corp.*	20,974
146	LSB Industries, Inc.*	4,383
150	Materion Corp.	4,410
1,397	Midway Gold Corp.*	1,425
52	Myers Industries, Inc.	965
23	Neenah Paper, Inc.	842
742	Olin Corp.	17,140
32	Olympic Steel, Inc.	831
29	OM Group, Inc.*	824
654	OMNOVA Solutions, Inc.*	5,049
532	P. H. Glatfelter Co.	13,630
1,916	Paramount Gold and Silver Corp.*	2,912
22	Penford Corp.*	298
1,381	PolyOne Corp.	37,315
45	Quaker Chemical Corp.	2,986
19	Schnitzer Steel Industries, Inc., Class A	480
315	Schweitzer-Mauduit International, Inc.	18,040
156	Stepan Co.	8,805
195	Taminco Corp.*	3,851
282	Texas Industries, Inc.*	16,553
126	Tredegar Corp.	2,816
298	U.S. Silica Holdings, Inc.	7,003
25	United States Lime & Minerals, Inc.*	1,471
197	US Concrete, Inc.*	3,857
304	Walter Energy, Inc.	3,934
651	Wausau Paper Corp.	7,141
735	Worthington Industries, Inc.	24,498
119	Zep, Inc.	1,676
		522,080
	Telecommunication Services — 0.5%

1,002	8x8, Inc.*	9,268
128	Atlantic Tele-Network, Inc.	6,047
19	Cbeyond, Inc.*	124
933	Cincinnati Bell, Inc.*	2,790
656	Cogent Communications Group, Inc.	20,356
557	Consolidated Communications Holdings, Inc.	9,291
246	Fairpoint Communications, Inc.*	2,298
437	General Communication, Inc., Class A*	3,911
189	HickoryTech Corp.	1,894
200	IDT Corp., Class B	3,324
692	inContact, Inc.*	5,626
178	Inteliquent, Inc.	1,424
167	Leap Wireless International, Inc.*	2,535
215	Lumos Networks Corp.	3,386
173	magicJack VocalTec Ltd.*	2,429
212	NTELOS Holdings Corp.	3,523
132	Premiere Global Services, Inc.*	1,278
171	Primus Telecommunications Group, Inc.	687
300	Shenandoah Telecommunications Co.	5,145
99	Straight Path Communications, Inc., Class B*	509
709	Towerstream Corp.*	1,567
		87,412
	Utilities — 0.1%

23	American States Water Co.	1,210
239	Pure Cycle Corp.*	1,243
59	SJW Corp.	1,543
83	South Jersey Industries, Inc.	4,794
36	UNS Energy Corp.	1,646
132	York Water Co.	2,576
		13,012
	Total Common Stocks (Cost $9,450,325)	10,347,853

No. of Rights
	Rights — 0.0%‡
81	Omthera Pharmaceuticals, Inc., at $4.70*^	—
1,182	Unwired Planet, Inc., expiring 09/09/13 at $1.66*^	12
	Total Rights (Cost $—)	12

No. of Warrants
	Warrants — 0.0%‡
1	Tejon Ranch Co., expiring 08/31/16 at $40.00*	4
	Total Warrants (Cost $—)	4

Principal Amount
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank
$664,872	0.00%, due 09/03/13	664,872
	Federal National Mortgage Association
77,125	0.01%, due 09/03/13	77,125
	Total U.S. Government & Agency Securities (Cost $741,997)	741,997

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.1%
$4,408,817	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,408,835	$4,408,817
	Total Repurchase Agreements (Cost $4,408,817)	4,408,817

	Total Investment Securities (Cost $14,601,139) — 91.9%	15,498,683
	Other assets less liabilities — 8.1%	1,364,601
	Net Assets — 100.0%	$16,863,284

*                      Non-income producing security.

^                       Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $12 or 0.00% of net assets.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,054,883.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                            Real Estate Investment Trust

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,298
Aggregate gross unrealized depreciation	(311,418)
Net unrealized appreciation	$753,880
Federal income tax cost of investments	$14,744,803

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$24,840	$3,258

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	2,062,883	501,027

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	11,387,984	75,023

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	8,134,874	328,413

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	1,651,159	51,562

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	67,074	397,002

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth Index Fund	47,852	(946)

		$1,355,339

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 53.5%
	Chemicals — 38.6%

23,414	Air Products & Chemicals, Inc.	$2,391,506
7,407	Airgas, Inc.	752,922
9,145	Albemarle Corp.	570,374
8,259	Ashland, Inc.	720,267
7,845	Axiall Corp.	314,035
6,742	Cabot Corp.	269,613
17,943	Celanese Corp.	883,513
6,663	CF Industries Holdings, Inc.	1,268,235
11,048	Chemtura Corp.*	242,172
4,101	Cytec Industries, Inc.	306,673
135,942	Dow Chemical Co. (The)	5,084,231
103,448	E.I. du Pont de Nemours & Co.	5,857,226
17,422	Eastman Chemical Co.	1,324,072
15,299	FMC Corp.	1,019,066
5,655	H.B. Fuller Co.	210,875
21,681	Huntsman Corp.	379,418
9,159	International Flavors & Fragrances, Inc.	723,653
42,688	LyondellBasell Industries N.V., Class A	2,994,563
3,918	Minerals Technologies, Inc.	173,959
59,997	Monsanto Co.	5,873,106
31,102	Mosaic Co. (The)	1,295,398
1,198	NewMarket Corp.	328,468
9,024	Olin Corp.	208,454
11,167	PolyOne Corp.	301,732
16,032	PPG Industries, Inc.	2,504,359
33,238	Praxair, Inc.	3,902,141
8,730	Rockwood Holdings, Inc.	557,498
14,892	RPM International, Inc.	506,030
5,624	Sensient Technologies Corp.	233,171
13,524	Sigma-Aldrich Corp.	1,115,324
2,267	Westlake Chemical Corp.	229,375
8,022	WR Grace & Co.*	644,568
		43,185,997
	Containers & Packaging — 0.4%

11,192	Avery Dennison Corp.	478,570

	Electrical Equipment — 0.2%

5,243	Polypore International, Inc.*	224,138

	Metals & Mining — 10.4%

120,186	Alcoa, Inc.	925,432
12,133	Allegheny Technologies, Inc.	324,073
4,977	Carpenter Technology Corp.	267,613
17,206	Cliffs Natural Resources, Inc.	359,089
11,406	Coeur Mining, Inc.*	164,703
13,136	Commercial Metals Co.	195,464
3,743	Compass Minerals International, Inc.	275,971
116,681	Freeport-McMoRan Copper & Gold, Inc.	3,526,100
1,848	Kaiser Aluminum Corp.	127,734
55,880	Newmont Mining Corp.	1,775,308
35,715	Nucor Corp.	1,624,675
8,619	Reliance Steel & Aluminum Co.	574,801
7,310	Royal Gold, Inc.	424,199
24,770	Steel Dynamics, Inc.	377,990
13,272	Stillwater Mining Co.*	151,168
16,216	United States Steel Corp.	290,266
7,032	Walter Energy, Inc.	90,994
5,993	Worthington Industries, Inc.	199,747
		11,675,327
	Oil, Gas & Consumable Fuels — 1.4%

24,877	Alpha Natural Resources, Inc.*	151,252
23,854	Arch Coal, Inc.	106,627
25,695	CONSOL Energy, Inc.	802,455
30,303	Peabody Energy Corp.	521,212
		1,581,546
	Paper & Forest Products — 2.5%

3,777	Domtar Corp.	249,282
49,995	International Paper Co.	2,360,264
10,660	Resolute Forest Products, Inc.*	134,423
		2,743,969
	Total Common Stocks (Cost $66,693,797)	59,889,547

Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	Federal Home Loan Bank
$4,685,630	0.00%, due 09/03/13	4,685,630
	Federal National Mortgage Association
543,532	0.01%, due 09/03/13	543,532
	Total U.S. Government & Agency Securities (Cost $5,229,162)	5,229,162

	Repurchase Agreements (a)(b) — 32.7%
36,616,514	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $36,616,673	36,616,514
	Total Repurchase Agreements (Cost $36,616,514)	36,616,514

	Total Investment Securities (Cost $108,539,473) — 90.9%	101,735,223
	Other assets less liabilities — 9.1%	10,158,941
	Net Assets — 100.0%	$111,894,164

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $21,208,892.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,648,635
Aggregate gross unrealized depreciation	(13,210,791)
Net unrealized depreciation	$(7,562,156)
Federal income tax cost of investments	$109,297,379

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$15,472,653	$642,573

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	7,826,042	(84,191)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	2,090,965	169,182

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	2,403,068	2,764,233

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	71,802,283	4,452,968

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	939,342	199,528

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	45,566,563	865,699

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	17,727,395	620,129

		$9,630,121

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.3%
	Biotechnology — 59.1%

24,901	ACADIA Pharmaceuticals, Inc.*	$497,024
27,209	Achillion Pharmaceuticals, Inc.*	175,498
11,431	Acorda Therapeutics, Inc.*	386,254
8,121	Aegerion Pharmaceuticals, Inc.*	703,928
38,443	Alexion Pharmaceuticals, Inc.*	4,142,618
37,868	Alkermes PLC*	1,202,309
17,519	Alnylam Pharmaceuticals, Inc.*	907,484
6,080	AMAG Pharmaceuticals, Inc.*	143,853
40,202	Amarin Corp. PLC (ADR)*	253,273
74,600	Amgen, Inc.	8,126,924
13,986	Amicus Therapeutics, Inc.*	33,427
11,411	Anacor Pharmaceuticals, Inc.*	115,365
61,368	Arena Pharmaceuticals, Inc.*	393,369
52,045	Ariad Pharmaceuticals, Inc.*	968,037
17,647	Arqule, Inc.*	49,235
32,907	Array BioPharma, Inc.*	184,608
26,659	Astex Pharmaceuticals, Inc.*	174,616
14,621	AVEO Pharmaceuticals, Inc.*	30,997
31,578	Biogen Idec, Inc.*	6,726,746
39,172	BioMarin Pharmaceutical, Inc.*	2,564,591
60,651	Celgene Corp.*	8,489,927
22,789	Celldex Therapeutics, Inc.*	494,977
8,498	Clovis Oncology, Inc.*	548,121
18,375	Cubist Pharmaceuticals, Inc.*	1,164,240
22,695	Curis, Inc.*	99,404
18,932	Cytori Therapeutics, Inc.*	39,757
44,411	Dendreon Corp.*	126,127
30,766	Dyax Corp.*	137,524
12,323	Enzon Pharmaceuticals, Inc.	21,196
51,794	Exelixis, Inc.*	259,488
8,515	Genomic Health, Inc.*	268,393
36,754	Geron Corp.*	52,558
137,657	Gilead Sciences, Inc.*	8,296,587
27,998	Grifols S.A. (ADR)	848,059
17,736	GTx, Inc.*	27,491
31,888	Halozyme Therapeutics, Inc.*	264,989
5,648	Hyperion Therapeutics, Inc.*	137,698
37,749	Idenix Pharmaceuticals, Inc.*	180,440
23,821	ImmunoGen, Inc.*	381,136
23,310	Immunomedics, Inc.*	138,695
43,132	Incyte Corp.*	1,461,743
13,492	Infinity Pharmaceuticals, Inc.*	249,737
23,000	InterMune, Inc.*	328,670
26,188	Ironwood Pharmaceuticals, Inc.*	305,090
31,840	Isis Pharmaceuticals, Inc.*	822,427
144,568	Lexicon Pharmaceuticals, Inc.*	359,974
5,702	Ligand Pharmaceuticals, Inc., Class B*	274,209
81,969	MannKind Corp.*	474,601
21,128	Medivation, Inc.*	1,194,366
27,077	Merrimack Pharmaceuticals, Inc.*	91,520
14,632	Momenta Pharmaceuticals, Inc.*	206,165
22,446	Myriad Genetics, Inc.*	587,412
18,805	Neurocrine Biosciences, Inc.*	273,989
7,215	NewLink Genetics Corp.*	124,892
47,339	Novavax, Inc.*	149,118
28,273	NPS Pharmaceuticals, Inc.*	709,652
17,884	Oncothyreon, Inc.*	30,224
20,497	Onyx Pharmaceuticals, Inc.*	2,533,019
26,670	Orexigen Therapeutics, Inc.*	182,956
9,280	Osiris Therapeutics, Inc.*	161,936
39,450	PDL BioPharma, Inc.	313,233
16,777	Progenics Pharmaceuticals, Inc.*	93,280
14,342	QLT, Inc.	59,376
15,620	Raptor Pharmaceutical Corp.*	211,495
25,740	Regeneron Pharmaceuticals, Inc.*	6,237,059
8,860	Repligen Corp.*	86,474
24,556	Rigel Pharmaceuticals, Inc.*	77,351
15,146	Sangamo Biosciences, Inc.*	149,491
8,992	Sarepta Therapeutics, Inc.*	306,897
34,172	Seattle Genetics, Inc.*	1,448,893
14,689	SIGA Technologies, Inc.*	51,852
15,525	Sinovac Biotech Ltd.*	80,575
16,915	Spectrum Pharmaceuticals, Inc.	129,569
7,684	Synageva BioPharma Corp.*	360,456
25,413	Synergy Pharmaceuticals, Inc.*	112,834
19,481	Synta Pharmaceuticals Corp.*	114,938
9,474	Targacept, Inc.*	48,507
28,025	Theravance, Inc.*	1,004,696
13,490	Trius Therapeutics, Inc.*	184,408
13,997	United Therapeutics Corp.*	992,527
9,345	Vanda Pharmaceuticals, Inc.*	106,813
46,691	Vertex Pharmaceuticals, Inc.*	3,508,829
24,361	Vical, Inc.*	31,426
23,359	XOMA Corp.*	109,087
		76,098,729
	Health Care Equipment & Supplies — 0.1%

19,646	Cerus Corp.*	102,749

	Life Sciences Tools & Services — 4.3%

20,035	Affymetrix, Inc.*	111,595
8,853	Albany Molecular Research, Inc.*	97,471
2,850	Furiex Pharmaceuticals, Inc.*	109,611
35,049	Illumina, Inc.*	2,728,214
11,719	Luminex Corp.*	237,896
17,140	Pacific Biosciences of California, Inc.*	71,645
65,948	QIAGEN N.V.*	1,321,598
32,449	Sequenom, Inc.*	94,751
10,380	Techne Corp.	804,554
		5,577,335
	Pharmaceuticals — 12.8%

27,078	Akorn, Inc.*	486,592
13,894	Auxilium Pharmaceuticals, Inc.*	242,450
40,891	AVANIR Pharmaceuticals, Inc., Class A*	208,544
24,178	Cadence Pharmaceuticals, Inc.*	131,770
15,922	Depomed, Inc.*	114,161
31,629	Endo Health Solutions, Inc.*	1,299,635
10,137	Endocyte, Inc.*	145,567
3,824	Hi-Tech Pharmacal Co., Inc.	164,853
19,296	Impax Laboratories, Inc.*	393,252
16,584	Jazz Pharmaceuticals PLC*	1,454,251
17,571	Medicines Co. (The)*	555,419
107,389	Mylan, Inc.*	3,795,127
32,554	Nektar Therapeutics*	396,508
8,406	Omeros Corp.*	42,282
13,729	Optimer Pharmaceuticals, Inc.*	171,750
9,312	Pacira Pharmaceuticals, Inc.*	337,281
12,774	Pain Therapeutics, Inc.*	33,596
16,782	Questcor Pharmaceuticals, Inc.	1,119,024
17,275	Salix Pharmaceuticals Ltd.*	1,156,388
18,298	Santarus, Inc.*	412,071
15,239	Sciclone Pharmaceuticals, Inc.*	80,005
10,467	Shire PLC (ADR)	1,153,673
11,826	Sucampo Pharmaceuticals, Inc., Class A*	70,010
8,732	Supernus Pharmaceuticals, Inc.*	57,806
18,404	ViroPharma, Inc.*	554,880
28,367	Vivus, Inc.*	355,438
70,677	Warner Chilcott PLC, Class A	1,516,022

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,358	XenoPort, Inc.*	$65,321
28,407	Zogenix, Inc.*	48,292
		16,561,968
	Total Common Stocks (Cost $85,922,557)	98,340,781

Principal Amount
	U.S. Government & Agency Securities (a) — 0.5%
	Federal Home Loan Bank
$525,660	0.00%, due 09/03/13	525,660
	Federal National Mortgage Association
60,976	0.01%, due 09/03/13	60,976
	Total U.S. Government & Agency Securities (Cost $586,636)	586,636

	Repurchase Agreements (a)(b) — 6.0%
7,719,720	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $7,719,755	7,719,720
	Total Repurchase Agreements (Cost $7,719,720)	7,719,720

	Total Investment Securities (Cost $94,228,913) — 82.8%	106,647,137
	Other assets less liabilities — 17.2%	22,199,202
	Net Assets — 100.0%	$128,846,339

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $29,829,654.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,219,727
Aggregate gross unrealized depreciation	(163,734)
Net unrealized appreciation	$12,055,993
Federal income tax cost of investments	$94,591,144

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$773,429	$69,402

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	24,579,531	5,115,648

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	28,913,716	1,859,111

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	20,210,399	2,809,459

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	4,763,650	851,982

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	11,857,581	2,416,962

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	25,630,839	2,962,858

Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	14,877,186	2,787,514

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology Index Fund	27,701,805	3,408,644

		$22,281,580

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 62.3%
	Auto Components — 3.4%

331	Autoliv, Inc.	$26,804
400	BorgWarner, Inc.	38,632
218	Cooper Tire & Rubber Co.	6,961
508	Dana Holding Corp.	10,648
1,007	Delphi Automotive PLC	55,405
496	Gentex Corp.	11,175
849	Goodyear Tire & Rubber Co. (The)*	17,082
2,371	Johnson Controls, Inc.	96,097
321	Lear Corp.	22,069
210	Tenneco, Inc.*	9,687
416	TRW Automotive Holdings Corp.*	28,733
174	Visteon Corp.*	12,460
		335,753
	Automobiles — 4.2%

13,604	Ford Motor Co.	220,249
2,664	General Motors Co.*	90,789
775	Harley-Davidson, Inc.	46,485
286	Tesla Motors, Inc.*	48,334
153	Thor Industries, Inc.	7,838
		413,695
	Beverages — 11.7%

557	Beam, Inc.	34,896
526	Brown-Forman Corp., Class B	35,237
13,254	Coca-Cola Co. (The)	506,038
892	Coca-Cola Enterprises, Inc.	33,361
534	Constellation Brands, Inc., Class A*	28,969
707	Dr. Pepper Snapple Group, Inc.	31,645
544	Molson Coors Brewing Co., Class B	26,542
500	Monster Beverage Corp.*	28,695
5,351	PepsiCo, Inc.	426,635
		1,152,018
	Chemicals — 0.1%

135	Scotts Miracle-Gro Co. (The), Class A	7,116

	Commercial Services & Supplies — 0.1%

201	Herman Miller, Inc.	5,119
158	HNI Corp.	5,290
		10,409
	Distributors — 0.8%

535	Genuine Parts Co.	41,200
1,034	LKQ Corp.*	30,234
161	Pool Corp.	8,387
		79,821
	Diversified Financial Services — 0.3%

1,022	Leucadia National Corp.	25,479

	Food Products — 10.4%

2,281	Archer-Daniels-Midland Co.	80,314
183	B&G Foods, Inc.	6,198
510	Bunge Ltd.	38,648
617	Campbell Soup Co.	26,642
1,442	ConAgra Foods, Inc.	48,769
410	Darling International, Inc.*	8,294
323	Dean Foods Co.*	6,179
595	Flowers Foods, Inc.	12,370
2,231	General Mills, Inc.	110,033
429	Green Mountain Coffee Roasters, Inc.*	37,027
163	Hain Celestial Group, Inc. (The)*	13,330
520	Hershey Co. (The)	47,814
426	Hillshire Brands Co. (The)	13,764
467	Hormel Foods Corp.	19,348
269	Ingredion, Inc.	16,931
371	J.M. Smucker Co. (The)	39,378
878	Kellogg Co.	53,303
2,058	Kraft Foods Group, Inc.	106,543
68	Lancaster Colony Corp.	5,016
456	McCormick & Co., Inc. (Non-Voting)	30,848
700	Mead Johnson Nutrition Co.	52,521
6,174	Mondelez International, Inc., Class A	189,357
112	Post Holdings, Inc.*	4,782
432	Smithfield Foods, Inc.*	14,485
125	TreeHouse Foods, Inc.*	8,129
983	Tyson Foods, Inc., Class A	28,458
479	WhiteWave Foods Co., Class A*	9,159
		1,027,640
	Household Durables — 2.5%

971	D.R. Horton, Inc.	17,332
234	Harman International Industries, Inc.	14,981
351	Jarden Corp.*	15,075
494	Leggett & Platt, Inc.	14,286
573	Lennar Corp., Class A	18,227
135	MDC Holdings, Inc.	3,757
210	Mohawk Industries, Inc.*	24,673
999	Newell Rubbermaid, Inc.	25,275
16	NVR, Inc.*	13,693
1,181	PulteGroup, Inc.	18,176
160	Ryland Group, Inc. (The)	5,571
209	Tempur Sealy International, Inc.*	8,049
521	Toll Brothers, Inc.*	15,948
184	Tupperware Brands Corp.	14,862
274	Whirlpool Corp.	35,250
		245,155
	Household Products — 11.4%

477	Church & Dwight Co., Inc.	28,310
456	Clorox Co. (The)	37,711
3,034	Colgate-Palmolive Co.	175,274
214	Energizer Holdings, Inc.	21,150
1,330	Kimberly-Clark Corp.	124,328
9,483	Procter & Gamble Co. (The)	738,631
		1,125,404
	Leisure Equipment & Products — 1.1%

312	Brunswick Corp.	11,344
398	Hasbro, Inc.	18,141
1,195	Mattel, Inc.	48,397
222	Polaris Industries, Inc.	24,245
		102,127
	Machinery — 1.0%

167	Briggs & Stratton Corp.	3,188
64	Middleby Corp. (The)*	11,900
203	Snap-on, Inc.	19,001
560	Stanley Black & Decker, Inc.	47,745
216	WABCO Holdings, Inc.*	16,846
		98,680
	Personal Products — 1.2%

1,498	Avon Products, Inc.	29,615
833	Estee Lauder Cos., Inc. (The), Class A	54,445
356	Herbalife Ltd.	21,720
182	Nu Skin Enterprises, Inc., Class A	15,235
		121,015
	Software — 0.7%

1,470	Activision Blizzard, Inc.	23,990

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,047	Electronic Arts, Inc.*	$27,892
317	Take-Two Interactive Software, Inc.*	5,820
437	TiVo, Inc.*	5,100
		62,802
	Textiles, Apparel & Luxury Goods — 5.1%

176	Carter’s, Inc.	12,961
972	Coach, Inc.	51,331
305	Crocs, Inc.*	4,105
118	Deckers Outdoor Corp.*	6,930
416	Fifth & Pacific Cos., Inc.*	9,917
183	Fossil Group, Inc.*	21,254
342	Hanesbrands, Inc.	20,342
197	Iconix Brand Group, Inc.*	6,466
611	Michael Kors Holdings Ltd.*	45,269
2,505	NIKE, Inc., Class B	157,364
281	PVH Corp.	36,179
210	Ralph Lauren Corp.	34,736
143	Steven Madden Ltd.*	7,722
269	Under Armour, Inc., Class A*	19,540
303	VF Corp.	56,725
173	Wolverine World Wide, Inc.	9,731
		500,572
	Tobacco — 8.3%

6,952	Altria Group, Inc.	235,534
1,308	Lorillard, Inc.	55,328
5,659	Philip Morris International, Inc.	472,187
1,101	Reynolds American, Inc.	52,440
82	Universal Corp.	4,020
		819,509
	Total Common Stocks (Cost $6,285,270)	6,127,195

Principal Amount
	U.S. Government & Agency Securities (a) — 0.4%
	Federal Home Loan Bank
$38,082	0.00%, due 09/03/13	38,082
	Federal National Mortgage Association
4,418	0.01%, due 09/03/13	4,418
	Total U.S. Government & Agency Securities (Cost $42,500)	42,500

	Repurchase Agreements (a)(b) — 8.8%
869,971	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $869,973	869,971
	Total Repurchase Agreements (Cost $869,971)	869,971

	Total Investment Securities (Cost $7,197,741) — 71.5%	7,039,666
	Other assets less liabilities — 28.5%	2,807,559
	Net Assets — 100.0%	$9,847,225

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $3,354,398.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,504
Aggregate gross unrealized depreciation	(196,102)
Net unrealized depreciation	$(177,598)
Federal income tax cost of investments	$7,217,264

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	$274,480	$9,307

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	42,915	8,357

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	2,301,075	(16,986)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	855,626	90,205

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	4,233,032	1,967,847

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	608,589	209,628

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	647,258	77,001

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	4,089,117	376,248

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	497,671	81,400

		$2,803,007

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.1%
	Airlines — 1.5%

409	Alaska Air Group, Inc.	$23,157
4,916	Delta Air Lines, Inc.	96,993
1,311	JetBlue Airways Corp.*	8,063
4,197	Southwest Airlines Co.	53,763
2,109	United Continental Holdings, Inc.*	60,022
1,137	US Airways Group, Inc.*	18,374
		260,372
	Commercial Services & Supplies — 0.3%

620	Copart, Inc.*	19,697
542	KAR Auction Services, Inc.	14,439
382	Rollins, Inc.	9,455
		43,591
	Diversified Consumer Services — 0.7%

582	Apollo Group, Inc., Class A*	10,808
329	DeVry, Inc.	9,873
1,582	H&R Block, Inc.	44,154
365	Hillenbrand, Inc.	9,037
1,230	Service Corp. International	22,238
396	Sotheby’s	18,260
156	Weight Watchers International, Inc.	5,607
		119,977
	Electronic Equipment, Instruments & Components — 0.0%‡

278	Dolby Laboratories, Inc., Class A	8,738

	Food & Staples Retailing — 12.2%

223	Casey’s General Stores, Inc.	14,705
2,537	Costco Wholesale Corp.	283,814
7,115	CVS Caremark Corp.	413,026
238	Fresh Market, Inc. (The)*	11,617
288	Harris Teeter Supermarkets, Inc.	14,155
3,022	Kroger Co. (The)	110,605
4,152	Rite Aid Corp.*	14,366
1,401	Safeway, Inc.	36,286
3,448	Sysco Corp.	110,405
287	United Natural Foods, Inc.*	17,401
5,010	Walgreen Co.	240,831
9,520	Wal-Mart Stores, Inc.	694,769
2,004	Whole Foods Market, Inc.	105,711
		2,067,691
	Health Care Providers & Services — 2.3%

1,342	AmerisourceBergen Corp.	76,387
1,986	Cardinal Health, Inc.	99,856
110	Chemed Corp.	7,660
1,316	McKesson Corp.	159,775
610	Omnicare, Inc.	33,166
514	VCA Antech, Inc.*	14,027
		390,871
	Hotels, Restaurants & Leisure — 11.5%

225	Bally Technologies, Inc.*	16,229
162	Bob Evans Farms, Inc.	7,943
410	Brinker International, Inc.	16,396
2,580	Carnival Corp.	93,112
288	Cheesecake Factory, Inc. (The)	12,030
179	Chipotle Mexican Grill, Inc.*	73,062
157	Choice Hotels International, Inc.	6,026
138	Cracker Barrel Old Country Store, Inc.	13,582
754	Darden Restaurants, Inc.	34,842
327	Domino’s Pizza, Inc.	20,091
427	Dunkin’ Brands Group, Inc.	18,399
319	Hyatt Hotels Corp., Class A*	13,845
1,513	International Game Technology	28,581
258	Jack in the Box, Inc.*	10,188
2,062	Las Vegas Sands Corp.	116,194
230	Life Time Fitness, Inc.*	11,498
1,392	Marriott International, Inc., Class A	55,666
170	Marriott Vacations Worldwide Corp.*	7,412
5,826	McDonald’s Corp.	549,741
2,161	MGM Resorts International*	38,228
163	Panera Bread Co., Class A*	26,735
95	Papa John’s International, Inc.*	6,472
393	Penn National Gaming, Inc.*	20,668
842	Royal Caribbean Cruises Ltd.	30,893
556	Six Flags Entertainment Corp.	18,354
4,350	Starbucks Corp.	306,762
1,130	Starwood Hotels & Resorts Worldwide, Inc.	72,252
209	Vail Resorts, Inc.	14,212
1,646	Wendy’s Co. (The)	12,444
318	WMS Industries, Inc.*	8,173
789	Wyndham Worldwide Corp.	46,835
463	Wynn Resorts Ltd.	65,302
2,614	Yum! Brands, Inc.	183,032
		1,955,199
	Internet & Catalog Retail — 6.7%

2,116	Amazon.com, Inc.*	594,554
542	Expedia, Inc.	25,344
208	HSN, Inc.	11,203
2,926	Liberty Interactive Corp., Class A*	66,069
214	Liberty Ventures*	18,327
326	Netflix, Inc.*	92,554
300	priceline.com, Inc.*	281,559
188	Shutterfly, Inc.*	9,768
641	TripAdvisor, Inc.*	47,415
		1,146,793
	Internet Software & Services — 2.1%

6,787	eBay, Inc.*	339,282
132	OpenTable, Inc.*	9,839
416	ValueClick, Inc.*	8,803
		357,924
	IT Services — 0.1%

430	Acxiom Corp.*	10,698

	Media — 21.7%

336	AMC Networks, Inc., Class A*	20,825
156	Arbitron, Inc.	7,341
1,257	Cablevision Systems Corp., Class A	22,287
3,315	CBS Corp. (Non-Voting), Class B	169,396
382	Charter Communications, Inc., Class A*	46,382
591	Cinemark Holdings, Inc.	17,417
15,302	Comcast Corp., Class A	644,061
3,246	DIRECTV*	188,852
1,422	Discovery Communications, Inc., Class A*	110,219
1,189	DISH Network Corp., Class A	53,457
413	DreamWorks Animation SKG, Inc., Class A*	11,688
1,330	Gannett Co., Inc.	32,040
2,489	Interpublic Group of Cos., Inc. (The)	39,127
269	John Wiley & Sons, Inc., Class A	11,782
323	Lamar Advertising Co., Class A*	13,589
2,070	Liberty Global PLC, Class A*	160,798
651	Liberty Media Corp.*	88,848
837	Live Nation Entertainment, Inc.*	14,112

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
359	Madison Square Garden Co. (The), Class A*	$20,894
210	Meredith Corp.	9,032
130	Morningstar, Inc.	9,762
710	New York Times Co. (The), Class A*	7,916
2,892	News Corp., Class A*	45,404
1,503	Omnicom Group, Inc.	91,157
459	Regal Entertainment Group, Class A	8,212
494	Scripps Networks Interactive, Inc., Class A	36,324
18,172	Sirius XM Radio, Inc.	65,056
653	Starz, Class A*	16,299
1,690	Time Warner Cable, Inc.	181,422
5,417	Time Warner, Inc.	327,891
11,566	Twenty-First Century Fox, Inc.	362,363
2,592	Viacom, Inc., Class B	206,220
10,465	Walt Disney Co. (The)	636,586
26	Washington Post Co. (The), Class B	14,664
		3,691,423
	Multiline Retail — 4.1%

338	Big Lots, Inc.*	11,972
179	Dillard’s, Inc., Class A	13,651
1,751	Dollar General Corp.*	94,501
1,301	Dollar Tree, Inc.*	68,563
554	Family Dollar Stores, Inc.	39,439
832	J.C. Penney Co., Inc.*	10,383
1,184	Kohl’s Corp.	60,751
2,230	Macy’s, Inc.	99,079
864	Nordstrom, Inc.	48,151
585	Saks, Inc.*	9,319
210	Sears Holdings Corp.*	9,290
3,728	Target Corp.	236,020
		701,119
	Oil, Gas & Consumable Fuels — 0.1%

263	Murphy USA, Inc.*	9,718

	Professional Services — 0.6%

232	Dun & Bradstreet Corp. (The)	23,079
291	IHS, Inc., Class A*	31,181
1,216	Nielsen Holdings N.V.	41,952
		96,212
	Road & Rail — 0.4%

626	Avis Budget Group, Inc.*	16,758
2,326	Hertz Global Holdings, Inc.*	55,894
		72,652
	Software — 0.1%

235	FactSet Research Systems, Inc.	24,052

	Specialty Retail — 14.6%

410	Aaron’s, Inc.	11,099
455	Abercrombie & Fitch Co., Class A	16,066
425	Advance Auto Parts, Inc.	34,030
456	Aeropostale, Inc.*	3,707
1,019	American Eagle Outfitters, Inc.	14,745
274	Ann, Inc.*	9,508
740	Ascena Retail Group, Inc.*	12,077
225	AutoNation, Inc.*	10,516
211	AutoZone, Inc.*	88,607
1,270	Bed Bath & Beyond, Inc.*	93,650
1,560	Best Buy Co., Inc.	56,160
160	Buckle, Inc. (The)	8,285
270	Cabela’s, Inc.*	17,693
1,305	CarMax, Inc.*	62,066
942	Chico’s FAS, Inc.	14,695
131	Children’s Place Retail Stores, Inc. (The)*	6,967
351	CST Brands, Inc.*	10,354
582	Dick’s Sporting Goods, Inc.	27,011
189	DSW, Inc., Class A	16,271
496	Express, Inc.*	10,411
873	Foot Locker, Inc.	28,111
692	GameStop Corp., Class A	34,745
1,685	Gap, Inc. (The)	68,141
140	Genesco, Inc.*	8,635
423	GNC Holdings, Inc., Class A	21,518
126	Group 1 Automotive, Inc.	9,668
355	Guess?, Inc.	10,827
8,488	Home Depot, Inc. (The)	632,271
1,396	L Brands, Inc.	80,075
6,231	Lowe’s Cos., Inc.	285,504
160	Lumber Liquidators Holdings, Inc.*	15,907
275	Men’s Wearhouse, Inc. (The)	10,354
642	O’Reilly Automotive, Inc.*	78,780
600	PetSmart, Inc.	42,258
606	Pier 1 Imports, Inc.	13,284
302	Rent-A-Center, Inc.	11,328
1,277	Ross Stores, Inc.	85,891
888	Sally Beauty Holdings, Inc.*	23,203
470	Signet Jewelers Ltd.	31,208
3,858	Staples, Inc.	53,665
697	Tiffany & Co.	53,746
4,182	TJX Cos., Inc.	220,475
406	Tractor Supply Co.	49,682
344	Ulta Salon Cosmetics & Fragrance, Inc.*	34,139
641	Urban Outfitters, Inc.*	26,877
176	Vitamin Shoppe, Inc.*	7,413
499	Williams-Sonoma, Inc.	28,149
		2,489,772
	Trading Companies & Distributors — 0.1%

283	Beacon Roofing Supply, Inc.*	10,281

	Total Common Stocks (Cost $13,808,663)	13,457,083

Principal Amount
	U.S. Government & Agency Securities (a) — 0.7%
	Federal Home Loan Bank
$105,206	0.00%, due 09/03/13	105,206
	Federal National Mortgage Association
12,204	0.01%, due 09/03/13	12,204
	Total U.S. Government & Agency Securities (Cost $117,410)	117,410

	Repurchase Agreements (a)(b) — 6.7%
1,139,845	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $1,139,848	1,139,845
	Total Repurchase Agreements (Cost $1,139,845)	1,139,845

	Total Investment Securities (Cost $15,065,918) — 86.5%	14,714,338
	Other assets less liabilities — 13.5%	2,296,704
	Net Assets — 100.0%	$17,011,042

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $3,922,234.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,673
Aggregate gross unrealized depreciation	(558,077)
Net unrealized depreciation	$(354,404)
Federal income tax cost of investments	$15,068,742

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	$313,816	$19,623

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	102,333	54,506

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,810,290	41,878

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	611,606	323,085

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	4,284,456	865,307

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	5,195,753	297,871

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,849,111	142,589

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	5,066,347	500,227

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	304,171	56,945

		$2,302,031

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.4%
	Capital Markets — 8.5%

9,509	Affiliated Managers Group, Inc.*	$1,657,609
36,338	Ameriprise Financial, Inc.	3,130,519
209,279	Bank of New York Mellon Corp. (The)	6,223,957
22,509	BlackRock, Inc.	5,859,543
198,485	Charles Schwab Corp. (The)	4,144,367
51,720	E*TRADE Financial Corp.*	726,149
21,891	Eaton Vance Corp.	843,898
17,006	Federated Investors, Inc., Class B	461,883
74,755	Franklin Resources, Inc.	3,450,691
77,714	Goldman Sachs Group, Inc. (The)	11,822,631
4,727	Greenhill & Co., Inc.	224,012
80,176	Invesco Ltd.	2,434,143
34,234	Janus Capital Group, Inc.	286,196
20,103	Legg Mason, Inc.	653,750
247,403	Morgan Stanley	6,373,101
39,255	Northern Trust Corp.	2,153,922
20,395	Raymond James Financial, Inc.	853,123
24,247	SEI Investments Co.	721,591
82,235	State Street Corp.	5,486,719
10,660	Stifel Financial Corp.*	426,613
46,762	T. Rowe Price Group, Inc.	3,279,887
41,665	TD Ameritrade Holding Corp.	1,069,540
15,495	Waddell & Reed Financial, Inc., Class A	737,872
		63,021,716
	Commercial Banks — 12.8%

30,240	Associated Banc-Corp	482,328
15,103	BancorpSouth, Inc.	292,696
8,085	Bank of Hawaii Corp.	416,377
126,524	BB&T Corp.	4,296,755
4,831	BOK Financial Corp.	309,619
35,307	CapitalSource, Inc.	407,796
13,225	Cathay General Bancorp	291,214
36,288	CIT Group, Inc.*	1,737,107
8,592	City National Corp./CA	562,518
33,655	Comerica, Inc.	1,374,470
13,898	Commerce Bancshares, Inc./MO	600,255
10,820	Cullen/Frost Bankers, Inc.	766,489
24,553	East West Bancorp, Inc.	717,684
157,709	Fifth Third Bancorp	2,884,498
5,401	First Financial Bankshares, Inc.	310,557
43,495	First Horizon National Corp.	481,055
63,821	First Niagara Financial Group, Inc.	644,592
12,337	First Republic Bank/CA	546,282
29,885	FirstMerit Corp.	632,367
26,148	FNB Corp./PA	315,606
35,188	Fulton Financial Corp.	425,423
12,987	Glacier Bancorp, Inc.	306,493
15,306	Hancock Holding Co.	492,088
151,238	Huntington Bancshares, Inc./OH	1,246,201
5,354	Iberiabank Corp.	280,228
9,813	International Bancshares Corp.	215,101
165,979	KeyCorp	1,936,975
22,099	M&T Bank Corp.	2,504,701
9,881	MB Financial, Inc.	266,688
21,261	National Penn Bancshares, Inc.	213,460
18,277	Old National Bancorp/IN	240,160
95,462	PNC Financial Services Group, Inc. (The)	6,899,039
18,614	Popular, Inc.*	578,151
11,337	PrivateBancorp, Inc.	247,373
8,477	Prosperity Bancshares, Inc.	506,925
254,849	Regions Financial Corp.	2,395,581
8,522	Signature Bank/NY*	747,550
97,181	SunTrust Banks, Inc.	3,111,736
33,621	Susquehanna Bancshares, Inc.	423,961
8,129	SVB Financial Group*	673,081
176,630	Synovus Financial Corp.	563,450
29,537	TCF Financial Corp.	414,995
7,353	Texas Capital Bancshares, Inc.*	324,120
12,110	Trustmark Corp.	301,055
333,513	U.S. Bancorp/MN	12,049,825
5,849	UMB Financial Corp.	349,361
20,188	Umpqua Holdings Corp.	327,853
8,276	United Bankshares, Inc./WV	229,824
35,926	Valley National Bancorp	362,493
16,275	Webster Financial Corp.	430,636
888,152	Wells Fargo & Co.	36,485,284
4,865	Westamerica Bancorp.	228,996
7,167	Wintrust Financial Corp.	284,100
33,223	Zions Bancorp.	929,247
		95,062,419
	Consumer Finance — 3.5%

172,344	American Express Co.	12,393,257
105,332	Capital One Financial Corp.	6,799,180
5,146	Cash America International, Inc.	220,146
88,429	Discover Financial Services	4,178,270
9,143	Portfolio Recovery Associates, Inc.*	484,945
80,097	SLM Corp.	1,921,527
		25,997,325
	Diversified Financial Services — 13.9%

1,943,833	Bank of America Corp.	27,446,922
15,736	CBOE Holdings, Inc.	722,125
548,669	Citigroup, Inc.	26,517,173
55,388	CME Group, Inc.	3,938,641
13,122	IntercontinentalExchange, Inc.*	2,358,679
681,522	JPMorgan Chase & Co.	34,437,306
49,424	McGraw Hill Financial, Inc.	2,884,879
34,966	Moody’s Corp.	2,222,439
21,768	MSCI, Inc.*	816,518
21,226	NASDAQ OMX Group, Inc. (The)	633,808
43,815	NYSE Euronext	1,831,467
		103,809,957
	Insurance — 18.5%

61,337	ACE Ltd.	5,380,482
84,066	Aflac, Inc.	4,858,174
3,037	Alleghany Corp.*	1,175,592
6,244	Allied World Assurance Co. Holdings AG	572,762
84,502	Allstate Corp. (The)	4,049,336
13,619	American Financial Group, Inc./OH	701,787
266,204	American International Group, Inc.*	12,367,838
55,740	Aon PLC	3,700,021
23,994	Arch Capital Group Ltd.*	1,279,120
4,808	Argo Group International Holdings Ltd.	196,359
22,855	Arthur J. Gallagher & Co.	944,826
12,282	Aspen Insurance Holdings Ltd.	436,871
13,882	Assurant, Inc.	736,301
34,894	Assured Guaranty Ltd.	694,042
19,992	Axis Capital Holdings Ltd.	859,456
328,936	Berkshire Hathaway, Inc., Class B*	36,584,262
21,296	Brown & Brown, Inc.	663,158

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46,732	Chubb Corp. (The)	$3,886,700
26,500	Cincinnati Financial Corp.	1,210,520
40,060	CNO Financial Group, Inc.	544,415
7,768	Endurance Specialty Holdings Ltd.	389,332
4,570	Erie Indemnity Co., Class A	337,083
9,011	Everest Re Group Ltd.	1,234,057
38,537	Fidelity National Financial, Inc., Class A	913,712
19,507	First American Financial Corp.	407,696
88,910	Genworth Financial, Inc., Class A*	1,049,138
7,936	Hanover Insurance Group, Inc. (The)	422,751
82,203	Hartford Financial Services Group, Inc.	2,433,209
18,103	HCC Insurance Holdings, Inc.	763,947
9,733	Kemper Corp.	330,435
48,407	Lincoln National Corp.	2,035,030
55,407	Loews Corp.	2,463,395
2,335	Markel Corp.*	1,192,485
99,253	Marsh & McLennan Cos., Inc.	4,092,201
25,411	MBIA, Inc.*	300,612
6,537	Mercury General Corp.	286,844
197,444	MetLife, Inc.	9,119,938
9,631	Montpelier Re Holdings Ltd.	239,330
43,528	Old Republic International Corp.	618,098
10,607	PartnerRe Ltd.	924,400
5,278	Platinum Underwriters Holdings Ltd.	304,963
49,733	Principal Financial Group, Inc.	2,035,074
11,147	ProAssurance Corp.	525,470
99,930	Progressive Corp. (The)	2,505,245
14,146	Protective Life Corp.	591,161
84,025	Prudential Financial, Inc.	6,291,792
13,073	Reinsurance Group of America, Inc.	847,261
8,026	RenaissanceRe Holdings Ltd.	701,472
3,070	RLI Corp.	239,736
10,013	Selective Insurance Group, Inc.	229,598
7,982	StanCorp Financial Group, Inc.	417,618
16,676	Torchmark Corp.	1,148,810
67,873	Travelers Cos., Inc. (The)	5,423,053
48,130	Unum Group	1,421,279
17,688	Validus Holdings Ltd.	612,182
19,869	W. R. Berkley Corp.	817,013
935	White Mountains Insurance Group Ltd.	523,366
31,361	Willis Group Holdings PLC	1,294,582
52,237	XL Group PLC	1,544,126
		137,869,516
	IT Services — 3.9%

18,851	Mastercard, Inc., Class A	11,425,214
91,383	Visa, Inc., Class A	15,939,023
100,454	Western Union Co. (The)	1,760,959
		29,125,196
	Professional Services — 0.2%

21,747	Equifax, Inc.	1,285,030

	Real Estate Investment Trusts — 12.8%

12,700	Alexandria Real Estate Equities, Inc.	783,209
18,893	American Campus Communities, Inc.	629,326
71,485	American Capital Agency Corp.	1,626,999
33,277	American Realty Capital Properties, Inc.	446,245
71,310	American Tower Corp.	4,955,332
170,823	Annaly Capital Management, Inc.	1,993,504
26,308	Apartment Investment & Management Co., Class A	724,259
67,458	ARMOUR Residential REIT, Inc.	281,974
21,929	AvalonBay Communities, Inc.	2,717,003
33,594	BioMed Realty Trust, Inc.	618,465
27,361	Boston Properties, Inc.	2,804,502
28,230	Brandywine Realty Trust	361,909
13,897	BRE Properties, Inc.	666,917
15,297	Camden Property Trust	945,202
29,461	CBL & Associates Properties, Inc.	565,651
185,288	Chimera Investment Corp.	544,747
14,952	Colonial Properties Trust	330,290
21,331	CommonWealth REIT	523,676
15,465	Corporate Office Properties Trust	352,293
20,774	Corrections Corp. of America	684,296
22,171	CubeSmart	369,147
31,484	CYS Investments, Inc.	241,797
56,171	DCT Industrial Trust, Inc.	375,784
44,621	DDR Corp.	692,518
35,242	DiamondRock Hospitality Co.	341,495
23,154	Digital Realty Trust, Inc.	1,287,362
23,909	Douglas Emmett, Inc.	552,298
58,001	Duke Realty Corp.	846,235
11,606	DuPont Fabros Technology, Inc.	264,501
5,456	EastGroup Properties, Inc.	306,627
8,481	EPR Properties	415,399
14,127	Equity Lifestyle Properties, Inc.	490,913
57,797	Equity Residential	2,999,086
6,852	Essex Property Trust, Inc.	981,960
18,684	Extra Space Storage, Inc.	770,341
11,764	Federal Realty Investment Trust	1,144,755
15,717	Franklin Street Properties Corp.	191,433
81,260	General Growth Properties, Inc.	1,558,567
12,910	Geo Group, Inc. (The)	402,921
17,820	Hatteras Financial Corp.	326,106
81,949	HCP, Inc.	3,337,783
51,286	Health Care REIT, Inc.	3,151,012
17,217	Healthcare Realty Trust, Inc.	387,210
16,110	Highwoods Properties, Inc.	544,196
10,114	Home Properties, Inc.	583,578
25,196	Hospitality Properties Trust	680,796
134,283	Host Hotels & Resorts, Inc.	2,286,839
24,247	Invesco Mortgage Capital, Inc.	371,222
13,587	Kilroy Realty Corp.	662,910
73,703	Kimco Realty Corp.	1,476,271
17,226	LaSalle Hotel Properties	457,006
33,191	Lexington Realty Trust	388,998
25,465	Liberty Property Trust	881,089
24,792	Macerich Co. (The)	1,395,294
15,061	Mack-Cali Realty Corp.	325,318
28,860	Medical Properties Trust, Inc.	333,333
65,144	MFA Financial, Inc.	469,037
7,703	Mid-America Apartment Communities, Inc.	474,967
21,342	National Retail Properties, Inc.	653,705
20,943	Omega Healthcare Investors, Inc.	594,781
30,212	Piedmont Office Realty Trust, Inc., Class A	519,042
29,361	Plum Creek Timber Co., Inc.	1,300,986
9,843	Post Properties, Inc.	445,199
7,300	Potlatch Corp.	281,488
89,836	Prologis, Inc.	3,165,821
26,031	Public Storage	3,974,153

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22,725	Rayonier, Inc.	$1,255,329
35,384	Realty Income Corp.	1,397,668
14,808	Redwood Trust, Inc.	263,434
16,517	Regency Centers Corp.	785,383
22,130	RLJ Lodging Trust	508,547
9,314	Ryman Hospitality Properties, Inc.	307,735
33,912	Senior Housing Properties Trust	771,498
56,049	Simon Property Group, Inc.	8,162,416
16,516	SL Green Realty Corp.	1,440,030
5,663	Sovran Self Storage, Inc.	375,287
29,247	Starwood Property Trust, Inc.	729,128
29,359	Sunstone Hotel Investors, Inc.*	353,189
17,024	Tanger Factory Outlet Centers	525,190
11,498	Taubman Centers, Inc.	775,080
65,859	Two Harbors Investment Corp.	626,319
45,212	UDR, Inc.	1,021,339
52,861	Ventas, Inc.	3,291,126
30,674	Vornado Realty Trust	2,493,796
11,991	Washington Real Estate Investment Trust	292,101
20,208	Weingarten Realty Investors	580,172
103,981	Weyerhaeuser Co.	2,847,000
10,199	WP Carey, Inc.	670,380
		95,729,225
	Real Estate Management & Development — 0.6%

7,763	Alexander & Baldwin, Inc.*	279,235
54,756	CBRE Group, Inc., Class A*	1,197,514
26,836	Forest City Enterprises, Inc., Class A*	480,365
5,270	Howard Hughes Corp. (The)*	538,594
7,951	Jones Lang LaSalle, Inc.	653,890
26,279	Realogy Holdings Corp.*	1,112,390
16,643	St. Joe Co. (The)*	321,376
		4,583,364
	Thrifts & Mortgage Finance — 0.7%

24,768	Capitol Federal Financial, Inc.	303,160
85,716	Hudson City Bancorp, Inc.	787,730
60,902	MGIC Investment Corp.*	439,713
79,491	New York Community Bancorp, Inc.	1,164,543
21,034	Ocwen Financial Corp.*	1,060,955
57,292	People’s United Financial, Inc.	814,692
31,170	Radian Group, Inc.	422,354
18,787	Washington Federal, Inc.	392,460
		5,385,607
	Total Common Stocks (Cost $520,706,177)	561,869,355

Principal Amount
	U.S. Government & Agency Securities (a) — 7.0%
	Federal Home Loan Bank
$11,202,163	0.00%, due 09/03/13	11,202,163
	Federal National Mortgage Association
1,299,450	0.01%, due 09/03/13	1,299,450
	U.S. Treasury Bills
25,000,000	0.00%, due 09/26/13	24,999,444
5,000,000	0.00%, due 10/10/13	4,999,727
10,000,000	0.00%, due 10/31/13	9,999,767
	Total U.S. Government & Agency Securities (Cost $52,500,551)	52,500,551

	Repurchase Agreements (a)(b) — 17.8%
132,914,293	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $132,914,872	132,914,293
	Total Repurchase Agreements (Cost $132,914,293)	132,914,293

	Total Investment Securities (Cost $706,121,021) — 100.2%	747,284,199
	Liabilities in excess of other assets — (0.2%)	(1,776,183)
	Net Assets — 100.0%	$745,508,016

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $194,849,946.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,871,729
Aggregate gross unrealized depreciation	(33,229,132)
Net unrealized appreciation	$38,642,597
Federal income tax cost of investments	$708,641,602

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$37,835,187	$(2,185,468)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	103,186,417	5,738,905

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	104,405,669	(6,746,110)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	49,692,149	(2,874,307)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	78,450,616	(5,625,723)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	57,352,082	(510,436)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	117,776,160	(609,040)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	114,924,544	(6,810,421)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	153,251,750	7,587,141

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	111,205,006	10,160,906

		$(1,874,553)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.3%
	Biotechnology — 14.2%

968	Acorda Therapeutics, Inc.*	$32,709
4,651	Alexion Pharmaceuticals, Inc.*	501,192
3,174	Alkermes PLC*	100,774
17,876	Amgen, Inc.	1,947,411
5,190	Arena Pharmaceuticals, Inc.*	33,268
4,403	Ariad Pharmaceuticals, Inc.*	81,896
5,659	Biogen Idec, Inc.*	1,205,480
3,313	BioMarin Pharmaceutical, Inc.*	216,902
9,943	Celgene Corp.*	1,391,821
1,600	Cepheid, Inc.*	57,248
1,554	Cubist Pharmaceuticals, Inc.*	98,461
36,358	Gilead Sciences, Inc.*	2,191,297
3,282	Incyte Corp.*	111,227
2,662	Isis Pharmaceuticals, Inc.*	68,759
1,787	Medivation, Inc.*	101,019
1,898	Myriad Genetics, Inc.*	49,671
1,734	Onyx Pharmaceuticals, Inc.*	214,288
3,338	PDL BioPharma, Inc.	26,504
1,249	Pharmacyclics, Inc.*	139,263
1,821	Regeneron Pharmaceuticals, Inc.*	441,247
2,515	Seattle Genetics, Inc.*	106,636
1,660	Theravance, Inc.*	59,511
1,101	United Therapeutics Corp.*	78,072
5,547	Vertex Pharmaceuticals, Inc.*	416,857
		9,671,513
	Commercial Services & Supplies — 0.1%

1,631	Healthcare Services Group, Inc.	39,487

	Health Care Equipment & Supplies — 12.4%

37,158	Abbott Laboratories	1,238,476
1,822	Alere, Inc.*	56,792
1,711	Align Technology, Inc.*	74,514
12,918	Baxter International, Inc.	898,576
4,631	Becton, Dickinson and Co.	450,967
32,158	Boston Scientific Corp.*	340,232
1,784	C.R. Bard, Inc.	204,928
5,239	CareFusion Corp.*	187,818
1,159	Cooper Cos., Inc. (The)	151,377
11,215	Covidien PLC	666,171
3,416	DENTSPLY International, Inc.	143,438
2,693	Edwards Lifesciences Corp.*	189,533
1,217	Haemonetics Corp.*	48,497
1,425	Hill-Rom Holdings, Inc.	48,650
6,419	Hologic, Inc.*	136,981
1,290	IDEXX Laboratories, Inc.*	121,028
958	Intuitive Surgical, Inc.*	370,286
1,224	Masimo Corp.	30,282
24,108	Medtronic, Inc.	1,247,589
3,396	ResMed, Inc.	160,427
1,310	Sirona Dental Systems, Inc.*	84,849
6,754	St. Jude Medical, Inc.	340,469
1,405	STERIS Corp.	57,450
6,849	Stryker Corp.	458,130
980	Teleflex, Inc.	75,538
1,367	Thoratec Corp.*	48,843
2,585	Varian Medical Systems, Inc.*	182,113
825	West Pharmaceutical Services, Inc.	61,009
4,013	Zimmer Holdings, Inc.	317,388
		8,392,351
	Health Care Providers & Services — 10.6%

9,016	Aetna, Inc.	571,524
2,347	Brookdale Senior Living, Inc.*	58,722
1,297	Centene Corp.*	74,124
6,801	Cigna Corp.	535,171
2,247	Community Health Systems, Inc.	88,217
2,018	DaVita HealthCare Partners, Inc.*	216,955
19,458	Express Scripts Holding Co.*	1,242,977
5,848	HCA Holdings, Inc.	223,335
6,181	Health Management Associates, Inc., Class A*	79,488
1,891	Health Net, Inc.*	57,070
2,079	HealthSouth Corp.*	65,405
2,077	Henry Schein, Inc.*	209,881
3,755	Humana, Inc.	345,760
2,216	Laboratory Corp. of America Holdings*	212,116
1,129	LifePoint Hospitals, Inc.*	51,065
645	Magellan Health Services, Inc.*	36,255
1,193	MEDNAX, Inc.*	116,162
1,509	Owens & Minor, Inc.	51,472
1,993	Patterson Cos., Inc.	79,481
3,767	Quest Diagnostics, Inc.	220,822
2,467	Tenet Healthcare Corp.*	96,336
24,313	UnitedHealth Group, Inc.	1,744,215
2,126	Universal Health Services, Inc., Class B	144,037
1,037	WellCare Health Plans, Inc.*	66,026
7,160	WellPoint, Inc.	609,602
		7,196,218
	Health Care Technology — 0.1%

2,090	HMS Holdings Corp.*	52,229

	Life Sciences Tools & Services — 2.7%

483	Bio-Rad Laboratories, Inc., Class A*	55,067
1,168	Charles River Laboratories International, Inc.*	53,786
1,332	Covance, Inc.*	107,945
2,964	Illumina, Inc.*	230,718
4,107	Life Technologies Corp.*	305,602
1,355	PAREXEL International Corp.*	62,913
825	Techne Corp.	63,946
8,556	Thermo Fisher Scientific, Inc.	760,029
2,042	Waters Corp.*	201,852
		1,841,858
	Pharmaceuticals — 31.2%

37,751	AbbVie, Inc.	1,608,570
3,044	Actavis, Inc.*	411,488
7,064	Allergan, Inc.	624,316
39,153	Bristol-Myers Squibb Co.	1,632,289
23,631	Eli Lilly & Co.	1,214,633
2,674	Endo Health Solutions, Inc.*	109,875
5,594	Forest Laboratories, Inc.*	237,913
3,945	Hospira, Inc.*	153,973
1,552	Impax Laboratories, Inc.*	31,630
1,207	Jazz Pharmaceuticals PLC*	105,842
66,953	Johnson & Johnson	5,785,409
1,400	Mallinckrodt PLC*	61,110
71,976	Merck & Co., Inc.	3,403,745
9,084	Mylan, Inc.*	321,029
2,754	Nektar Therapeutics*	33,544
2,107	Perrigo Co.	256,106
159,064	Pfizer, Inc.	4,487,195
1,395	Questcor Pharmaceuticals, Inc.	93,019
1,242	Salix Pharmaceuticals Ltd.*	83,139
1,556	ViroPharma, Inc.*	46,913
2,399	Vivus, Inc.*	30,059
4,185	Warner Chilcott PLC, Class A	89,768

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,918	Zoetis, Inc.	$347,410
		21,168,975
	Total Common Stocks (Cost $40,630,817)	48,362,631

Principal Amount
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Home Loan Bank
$1,154,770	0.00%, due 09/03/13	1,154,770
	Federal National Mortgage Association
133,953	0.01%, due 09/03/13	133,953
	Total U.S. Government & Agency Securities (Cost $1,288,723)	1,288,723

	Repurchase Agreements (a)(b) — 16.6%
11,281,247	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $11,281,296	11,281,247
	Total Repurchase Agreements (Cost $11,281,247)	11,281,247

	Total Investment Securities (Cost $53,200,787) — 89.8%	60,932,601
	Other assets less liabilities — 10.2%	6,937,936
	Net Assets — 100.0%	$67,870,537

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $12,031,067.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,104,270
Aggregate gross unrealized depreciation	(415,591)
Net unrealized appreciation	$7,688,679
Federal income tax cost of investments	$53,243,922

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$28,086,089	$3,125,002

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	9,815,002	(85,884)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	4,453,988	360,402

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	3,612,028	583,652

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	6,600,336	181,871

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	8,834,179	(98,596)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	23,266,705	2,515,479

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	2,669,213	277,678

		$6,859,604

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.0%
	Aerospace & Defense — 14.1%

239	Alliant Techsystems, Inc.	$23,126
779	B/E Aerospace, Inc.*	53,120
5,084	Boeing Co. (The)	528,329
349	Curtiss-Wright Corp.	14,574
555	DigitalGlobe, Inc.*	16,761
233	Esterline Technologies Corp.*	17,776
1,401	Exelis, Inc.	20,609
2,472	General Dynamics Corp.	205,794
335	HEICO Corp.	20,937
746	Hexcel Corp.*	26,535
5,859	Honeywell International, Inc.	466,201
373	Huntington Ingalls Industries, Inc.	23,618
670	L-3 Communications Holdings, Inc.	60,521
1,980	Lockheed Martin Corp.	242,392
338	Moog, Inc., Class A*	17,170
1,751	Northrop Grumman Corp.	161,565
1,090	Precision Castparts Corp.	230,252
2,417	Raytheon Co.	182,266
1,010	Rockwell Collins, Inc.	71,478
824	Spirit Aerosystems Holdings, Inc., Class A*	18,606
279	Teledyne Technologies, Inc.*	21,530
2,069	Textron, Inc.	55,739
339	TransDigm Group, Inc.	46,443
384	Triumph Group, Inc.	27,636
6,298	United Technologies Corp.	630,430
		3,183,408
	Air Freight & Logistics — 3.8%

1,196	C.H. Robinson Worldwide, Inc.	68,016
1,538	Expeditors International of Washington, Inc.	62,381
2,195	FedEx Corp.	235,655
225	Forward Air Corp.	8,287
264	Hub Group, Inc., Class A*	9,808
5,291	United Parcel Service, Inc., Class B	452,804
778	UTi Worldwide, Inc.	12,845
		849,796
	Building Products — 0.9%

580	A. O. Smith Corp.	24,389
1,229	Fortune Brands Home & Security, Inc.	45,276
341	Lennox International, Inc.	23,410
2,657	Masco Corp.	50,271
885	Owens Corning*	33,134
300	Simpson Manufacturing Co., Inc.	9,381
671	USG Corp.*	15,661
		201,522
	Chemicals — 1.5%

1,984	Ecolab, Inc.	181,238
638	Sherwin-Williams Co. (The)	109,991
609	Valspar Corp. (The)	37,856
		329,085
	Commercial Services & Supplies — 3.1%

379	ABM Industries, Inc.	9,153
1,629	ADT Corp. (The)*	64,883
357	Brink’s Co. (The)	9,221
775	Cintas Corp.	37,014
401	Clean Harbors, Inc.*	22,789
972	Covanta Holding Corp.	20,538
379	Deluxe Corp.	14,914
1,250	Iron Mountain, Inc.	32,250
232	Mine Safety Appliances Co.	11,166
1,351	R.R. Donnelley & Sons Co.	22,535
2,210	Republic Services, Inc.	71,847
642	Stericycle, Inc.*	72,264
483	Tetra Tech, Inc.*	11,003
3,455	Tyco International Ltd.	114,153
302	United Stationers, Inc.	12,001
919	Waste Connections, Inc.	38,929
3,269	Waste Management, Inc.	132,198
		696,858
	Construction & Engineering — 1.5%

768	AECOM Technology Corp.*	22,372
797	Chicago Bridge & Iron Co. N.V.	47,685
499	EMCOR Group, Inc.	18,757
1,212	Fluor Corp.	76,877
746	Foster Wheeler AG*	17,292
265	Granite Construction, Inc.	7,505
974	Jacobs Engineering Group, Inc.*	56,765
1,101	KBR, Inc.	32,876
1,586	Quanta Services, Inc.*	41,458
565	URS Corp.	27,979
		349,566
	Construction Materials — 0.5%

350	Eagle Materials, Inc.	22,456
342	Martin Marietta Materials, Inc.	32,849
157	Texas Industries, Inc.*	9,216
968	Vulcan Materials Co.	46,270
		110,791
	Containers & Packaging — 1.9%

497	Aptargroup, Inc.	29,229
1,108	Ball Corp.	49,217
766	Bemis Co., Inc.	30,479
1,071	Crown Holdings, Inc.*	46,546
227	Greif, Inc., Class A	12,228
1,317	MeadWestvaco Corp.	47,214
1,225	Owens-Illinois, Inc.*	34,778
731	Packaging Corp. of America	38,772
536	Rock-Tenn Co., Class A	59,555
1,459	Sealed Air Corp.	41,436
337	Silgan Holdings, Inc.	15,900
754	Sonoco Products Co.	28,071
		433,425
	Diversified Consumer Services — 0.1%

209	Outerwall, Inc.*	12,994

	Diversified Financial Services — 0.0%‡

425	PHH Corp.*	8,870

	Electrical Equipment — 4.5%

319	Acuity Brands, Inc.	27,274
1,813	AMETEK, Inc.	77,814
836	Babcock & Wilcox Co. (The)	25,908
347	Brady Corp., Class A	11,451
3,523	Eaton Corp. PLC	223,076
5,353	Emerson Electric Co.	323,161
358	EnerSys, Inc.	18,358
370	General Cable Corp.	11,296
397	Hubbell, Inc., Class B	40,240
335	Regal-Beloit Corp.	21,340
1,040	Rockwell Automation, Inc.	101,119
737	Roper Industries, Inc.	91,167
952	Sensata Technologies Holding N.V.*	35,491
		1,007,695

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 2.8%

1,190	Amphenol Corp., Class A	$90,166
201	Anixter International, Inc.*	16,795
780	Arrow Electronics, Inc.*	36,208
1,020	Avnet, Inc.*	39,331
328	Belden, Inc.	18,604
406	Benchmark Electronics, Inc.*	8,920
301	Cognex Corp.	17,151
311	FEI Co.	24,345
1,057	FLIR Systems, Inc.	33,063
214	IPG Photonics Corp.	11,505
294	Itron, Inc.*	11,013
1,373	Jabil Circuit, Inc.	31,332
165	Littelfuse, Inc.	12,172
1,032	Molex, Inc.	29,949
709	National Instruments Corp.	19,675
3,093	TE Connectivity Ltd.	151,557
1,905	Trimble Navigation Ltd.*	48,101
299	Universal Display Corp.*	10,348
983	Vishay Intertechnology, Inc.*	12,042
		622,277
	Industrial Conglomerates — 11.7%

4,728	3M Co.	537,006
474	Carlisle Cos., Inc.	31,569
4,333	Danaher Corp.	283,898
76,995	General Electric Co.	1,781,664
		2,634,137
	Internet Software & Services — 0.7%

202	CoStar Group, Inc.*	29,999
518	LinkedIn Corp., Class A*	124,341
		154,340
	IT Services — 5.7%

4,841	Accenture PLC, Class A	349,762
367	Alliance Data Systems Corp.*	71,822
3,613	Automatic Data Processing, Inc.	257,101
903	Broadridge Financial Solutions, Inc.	26,873
783	Convergys Corp.	13,804
711	CoreLogic, Inc.*	18,273
348	Euronet Worldwide, Inc.*	11,954
2,183	Fidelity National Information Services, Inc.	97,056
992	Fiserv, Inc.*	95,500
491	FleetCor Technologies, Inc.*	50,627
1,022	Genpact Ltd.	19,673
576	Global Payments, Inc.	27,446
641	Jack Henry & Associates, Inc.	31,986
633	Lender Processing Services, Inc.	20,193
508	MAXIMUS, Inc.	19,055
490	NeuStar, Inc., Class A*	24,765
2,412	Paychex, Inc.	93,296
1,198	Total System Services, Inc.	33,149
289	WEX, Inc.*	23,129
		1,285,464
	Life Sciences Tools & Services — 0.9%

2,565	Agilent Technologies, Inc.	119,631
225	Mettler-Toledo International, Inc.*	49,552
833	PerkinElmer, Inc.	29,963
		199,146
	Machinery — 10.9%

545	Actuant Corp., Class A	19,467
725	AGCO Corp.	41,006
4,896	Caterpillar, Inc.	404,116
370	CLARCOR, Inc.	19,817
625	Colfax Corp.*	32,556
362	Crane Co.	20,782
1,314	Cummins, Inc.	161,885
2,889	Deere & Co.	241,636
1,006	Donaldson Co., Inc.	35,451
1,274	Dover Corp.	108,354
1,065	Flowserve Corp.	59,416
456	Graco, Inc.	31,687
601	Harsco Corp.	14,142
613	IDEX Corp.	36,394
3,086	Illinois Tool Works, Inc.	220,556
2,070	Ingersoll-Rand PLC	122,420
669	ITT Corp.	21,977
791	Joy Global, Inc.	38,854
586	Kennametal, Inc.	24,917
618	Lincoln Electric Holdings, Inc.	38,644
994	Manitowoc Co., Inc. (The)	19,860
209	Mueller Industries, Inc.	11,190
596	Navistar International Corp.*	20,425
420	Nordson Corp.	27,993
655	Oshkosh Corp.*	29,423
2,634	PACCAR, Inc.	141,209
830	Pall Corp.	57,386
1,111	Parker Hannifin Corp.	111,044
1,521	Pentair Ltd.	91,427
349	SPX Corp.	25,840
828	Terex Corp.*	24,012
594	Timken Co.	33,300
429	Toro Co. (The)	22,655
590	Trinity Industries, Inc.	24,910
175	Valmont Industries, Inc.	23,618
716	Westinghouse Air Brake Technologies Corp.	41,900
451	Woodward, Inc.	17,391
1,379	Xylem, Inc.	34,172
		2,451,832
	Marine — 0.2%

423	Kirby Corp.*	34,022
318	Matson, Inc.	8,468
		42,490
	Multi-Utilities — 0.2%

1,406	MDU Resources Group, Inc.	37,540

	Office Electronics — 0.1%

379	Zebra Technologies Corp., Class A*	17,282

	Oil, Gas & Consumable Fuels — 0.1%

282	Teekay Corp.	11,266
541	World Fuel Services Corp.	20,639
		31,905
	Paper & Forest Products — 0.1%

1,037	Louisiana-Pacific Corp.*	15,514

	Professional Services — 1.0%

367	Acacia Research Corp.	8,063
262	Advisory Board Co. (The)*	14,350
251	Corporate Executive Board Co. (The)	16,275
300	FTI Consulting, Inc.*	10,032
574	Manpowergroup, Inc.	37,224
1,039	Robert Half International, Inc.	36,645

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
420	Towers Watson & Co., Class A	$34,545
1,091	Verisk Analytics, Inc., Class A*	67,838
		224,972
	Road & Rail — 5.1%

420	Con-way, Inc.	17,472
7,610	CSX Corp.	187,282
369	Genesee & Wyoming, Inc., Class A*	31,948
674	J.B. Hunt Transport Services, Inc.	48,528
820	Kansas City Southern	86,445
346	Landstar System, Inc.	18,909
2,346	Norfolk Southern Corp.	169,287
526	Old Dominion Freight Line, Inc.*	22,839
386	Ryder System, Inc.	21,466
3,476	Union Pacific Corp.	533,705
332	Werner Enterprises, Inc.	7,649
		1,145,530
	Semiconductors & Semiconductor Equipment — 0.0%‡

292	Veeco Instruments, Inc.*	10,255

	Trading Companies & Distributors — 1.6%

556	Air Lease Corp.	14,345
314	Applied Industrial Technologies, Inc.	14,953
2,011	Fastenal Co.	88,464
349	GATX Corp.	15,796
757	MRC Global, Inc.*	19,871
349	MSC Industrial Direct Co., Inc., Class A	26,524
702	United Rentals, Inc.*	38,448
446	W.W. Grainger, Inc.	110,318
221	Watsco, Inc.	19,846
328	WESCO International, Inc.*	24,196
		372,761
	Total Common Stocks (Cost $16,426,832)	16,429,455

Principal Amount
	U.S. Government & Agency Securities (a) — 0.5%
	Federal Home Loan Bank
$91,835	0.00%, due 09/03/13	91,835
	Federal National Mortgage Association
10,653	0.01%, due 09/03/13	10,653
	Total U.S. Government & Agency Securities (Cost $102,488)	102,488

	Repurchase Agreements (a)(b) — 3.8%
854,754	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $854,757	854,754
	Total Repurchase Agreements (Cost $854,754)	854,754

	Total Investment Securities (Cost $17,384,074) — 77.3%	17,386,697
	Other assets less liabilities — 22.7%	5,102,701
	Net Assets — 100.0%	$22,489,398

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $9,192,260.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,827
Aggregate gross unrealized depreciation	(323,216)
Net unrealized depreciation	$(389)
Federal income tax cost of investments	$17,387,086

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	$146,753	$10,139

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	3,846,694	344,859

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	2,909,411	(6,364)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	547,276	173,371

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	10,915,906	3,138,840

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	276,986	669,825

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	938,550	35,598

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	3,764,162	257,058

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	5,083,056	464,096

		$5,087,422

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.5%
	Electric Utilities — 0.3%

10,871	OGE Energy Corp.	$382,768

	Energy Equipment & Services — 14.4%

3,140	Atwood Oceanics, Inc.*	174,835
24,229	Baker Hughes, Inc.	1,126,406
1,982	Bristow Group, Inc.	130,217
13,603	Cameron International Corp.*	772,514
1,080	CARBO Ceramics, Inc.	88,117
2,518	Core Laboratories N.V.	381,502
3,812	Diamond Offshore Drilling, Inc.	244,082
4,177	Dresser-Rand Group, Inc.*	254,546
2,002	Dril-Quip, Inc.*	204,224
12,776	Ensco PLC, Class A	709,835
3,603	Exterran Holdings, Inc.*	98,830
13,008	FMC Technologies, Inc.*	697,619
47,521	Halliburton Co.	2,281,008
5,403	Helix Energy Solutions Group, Inc.*	135,237
5,837	Helmerich & Payne, Inc.	367,964
12,968	McDermott International, Inc.*	97,260
16,157	Nabors Industries Ltd.	248,818
23,432	National Oilwell Varco, Inc.	1,740,998
13,889	Noble Corp.	516,671
5,934	Oceaneering International, Inc.	460,360
3,014	Oil States International, Inc.*	268,909
8,030	Patterson-UTI Energy, Inc.	157,308
6,811	Rowan Cos. PLC, Class A*	241,246
72,906	Schlumberger Ltd.	5,901,012
1,047	SEACOR Holdings, Inc.	86,985
8,751	Superior Energy Services, Inc.*	214,925
2,714	Tidewater, Inc.	146,447
19,761	Transocean Ltd.	891,814
2,395	Unit Corp.*	110,290
41,994	Weatherford International Ltd.*	626,131
		19,376,110
	Machinery — 0.1%

1,663	Chart Industries, Inc.*	189,881

	Oil, Gas & Consumable Fuels — 53.6%

27,500	Anadarko Petroleum Corp.	2,514,050
21,490	Apache Corp.	1,841,263
2,562	Berry Petroleum Co., Class A	105,426
23,113	Cabot Oil & Gas Corp.	904,412
13,233	Cheniere Energy, Inc.*	370,392
28,457	Chesapeake Energy Corp.	734,475
106,332	Chevron Corp.	12,805,563
4,741	Cimarex Energy Co.	397,343
15,167	Cobalt International Energy, Inc.*	370,075
5,687	Concho Resources, Inc.*	548,852
67,050	ConocoPhillips	4,445,415
3,128	Continental Resources, Inc.*	288,589
20,465	Denbury Resources, Inc.*	353,840
20,706	Devon Energy Corp.	1,182,106
3,960	Energen Corp.	262,588
4,353	Energy XXI Bermuda Ltd.	115,659
14,920	EOG Resources, Inc.	2,343,186
8,250	EQT Corp.	707,190
7,892	EXCO Resources, Inc.	57,454
243,836	Exxon Mobil Corp.	21,252,746
3,777	Gulfport Energy Corp.*	222,843
16,379	Hess Corp.	1,225,968
11,150	HollyFrontier Corp.	495,952
34,647	Kinder Morgan, Inc.	1,314,161
14,556	Kodiak Oil & Gas Corp.*	145,414
38,871	Marathon Oil Corp.	1,338,329
17,812	Marathon Petroleum Corp.	1,291,548
7,428	Newfield Exploration Co.*	176,935
19,695	Noble Energy, Inc.	1,209,864
3,901	Oasis Petroleum, Inc.*	152,919
44,181	Occidental Petroleum Corp.	3,897,206
33,957	Phillips 66	1,938,945
7,490	Pioneer Natural Resources Co.	1,310,525
9,831	QEP Resources, Inc.	268,583
8,942	Range Resources Corp.	670,471
3,350	Rosetta Resources, Inc.*	155,876
19,246	SandRidge Energy, Inc.*	99,117
2,305	SemGroup Corp., Class A	122,027
3,633	SM Energy Co.	248,207
19,277	Southwestern Energy Co.*	736,381
7,448	Tesoro Corp.	343,278
8,386	Ultra Petroleum Corp.*	173,590
29,908	Valero Energy Corp.	1,062,631
3,049	Western Refining, Inc.	89,427
6,547	Whiting Petroleum Corp.*	330,427
37,438	Williams Cos., Inc. (The)	1,356,753
10,981	WPX Energy, Inc.*	204,905
		72,182,906
	Semiconductors & Semiconductor Equipment — 0.1%

3,644	First Solar, Inc.*	133,808

	Total Common Stocks (Cost $96,426,506)	92,265,473

Principal Amount
	U.S. Government & Agency Securities (a) — 3.5%
	Federal Home Loan Bank
$2,404,536	0.00%, due 09/03/13	2,404,536
	Federal National Mortgage Association
278,926	0.01%, due 09/03/13	278,926
	U.S. Treasury Bill
2,000,000	0.00%, due 09/26/13	1,999,941
	Total U.S. Government & Agency Securities (Cost $4,683,403)	4,683,403

	Repurchase Agreements (a)(b) — 16.4%
22,024,177	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $22,024,273	22,024,177
	Total Repurchase Agreements (Cost $22,024,177)	22,024,177

	Total Investment Securities (Cost $123,134,086) — 88.4%	118,973,053
	Other assets less liabilities — 11.6%	15,664,727
	Net Assets — 100.0%	$134,637,780

See accompanying notes to schedules of portfolio investments.

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $31,844,461.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,064,270
Aggregate gross unrealized depreciation	(6,352,935)
Net unrealized depreciation	$(4,288,665)
Federal income tax cost of investments	$123,261,718

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$41,775,054	$2,233,252

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	1,519,490	142,846

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	1,331,572	21,790

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	11,987,973	(101,092)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	23,312,710	5,111,907

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	37,989,701	3,394,245

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	2,088,262	112,282

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	50,507,927	2,437,765

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	5,698,813	257,802

		$13,610,797

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.6%
	Real Estate Investment Trusts — 80.7%

35,759	Alexandria Real Estate Equities, Inc.	$2,205,258
53,195	American Campus Communities, Inc.	1,771,925
201,269	American Capital Agency Corp.	4,580,882
93,429	American Realty Capital Properties, Inc.	1,252,883
200,781	American Tower Corp.	13,952,272
480,962	Annaly Capital Management, Inc.	5,612,827
74,073	Apartment Investment & Management Co., Class A	2,039,230
189,932	ARMOUR Residential REIT, Inc.	793,916
61,742	AvalonBay Communities, Inc.	7,649,834
94,589	BioMed Realty Trust, Inc.	1,741,383
77,036	Boston Properties, Inc.	7,896,190
79,485	Brandywine Realty Trust	1,018,998
39,126	BRE Properties, Inc.	1,877,657
43,071	Camden Property Trust	2,661,357
82,947	CBL & Associates Properties, Inc.	1,592,582
521,693	Chimera Investment Corp.	1,533,777
42,097	Colonial Properties Trust	929,923
60,063	CommonWealth REIT	1,474,547
43,542	Corporate Office Properties Trust	991,887
58,492	Corrections Corp. of America	1,926,726
62,425	CubeSmart	1,039,376
88,644	CYS Investments, Inc.	680,786
157,950	DCT Industrial Trust, Inc.	1,056,686
125,633	DDR Corp.	1,949,824
99,228	DiamondRock Hospitality Co.	961,519
65,194	Digital Realty Trust, Inc.	3,624,786
67,315	Douglas Emmett, Inc.	1,554,977
163,304	Duke Realty Corp.	2,382,605
32,676	DuPont Fabros Technology, Inc.	744,686
15,361	EastGroup Properties, Inc.	863,288
23,879	EPR Properties	1,169,593
39,780	Equity Lifestyle Properties, Inc.	1,382,355
162,733	Equity Residential	8,444,215
19,289	Essex Property Trust, Inc.	2,764,307
52,606	Extra Space Storage, Inc.	2,168,945
33,122	Federal Realty Investment Trust	3,223,102
44,250	Franklin Street Properties Corp.	538,965
228,792	General Growth Properties, Inc.	4,388,231
36,349	Geo Group, Inc. (The)	1,134,452
50,172	Hatteras Financial Corp.	918,148
230,736	HCP, Inc.	9,397,877
144,403	Health Care REIT, Inc.	8,872,120
48,339	Healthcare Realty Trust, Inc.	1,087,144
45,292	Highwoods Properties, Inc.	1,529,964
28,463	Home Properties, Inc.	1,642,315
70,943	Hospitality Properties Trust	1,916,880
378,081	Host Hotels & Resorts, Inc.	6,438,719
68,268	Invesco Mortgage Capital, Inc.	1,045,183
38,255	Kilroy Realty Corp.	1,866,461
207,518	Kimco Realty Corp.	4,156,586
48,501	LaSalle Hotel Properties	1,286,732
93,451	Lexington Realty Trust	1,095,246
71,610	Liberty Property Trust	2,477,706
69,805	Macerich Co. (The)	3,928,625
42,403	Mack-Cali Realty Corp.	915,905
81,237	Medical Properties Trust, Inc.	938,287
183,413	MFA Financial, Inc.	1,320,574
21,690	Mid-America Apartment Communities, Inc.	1,337,405
60,090	National Retail Properties, Inc.	1,840,557
58,968	Omega Healthcare Investors, Inc.	1,674,691
85,064	Piedmont Office Realty Trust, Inc., Class A	1,461,400
82,670	Plum Creek Timber Co., Inc.	3,663,108
27,712	Post Properties, Inc.	1,253,414
20,556	Potlatch Corp.	792,639
252,943	Prologis, Inc.	8,913,711
73,290	Public Storage	11,189,184
63,981	Rayonier, Inc.	3,534,310
99,622	Realty Income Corp.	3,935,069
41,692	Redwood Trust, Inc.	741,701
46,506	Regency Centers Corp.	2,211,360
62,312	RLJ Lodging Trust	1,431,930
26,225	Ryman Hospitality Properties, Inc.	866,474
95,483	Senior Housing Properties Trust	2,172,238
157,804	Simon Property Group, Inc.	22,980,997
46,503	SL Green Realty Corp.	4,054,597
15,946	Sovran Self Storage, Inc.	1,056,741
82,345	Starwood Property Trust, Inc.	2,052,861
82,661	Sunstone Hotel Investors, Inc.*	994,412
47,931	Tanger Factory Outlet Centers	1,478,671
32,373	Taubman Centers, Inc.	2,182,264
185,432	Two Harbors Investment Corp.	1,763,458
127,298	UDR, Inc.	2,875,662
148,837	Ventas, Inc.	9,266,592
86,365	Vornado Realty Trust	7,021,475
33,760	Washington Real Estate Investment Trust	822,394
56,895	Weingarten Realty Investors	1,633,455
292,382	Weyerhaeuser Co.	8,005,419
28,716	WP Carey, Inc.	1,887,503
		269,506,916
	Real Estate Management & Development — 3.9%

21,857	Alexander & Baldwin, Inc.*	786,196
154,170	CBRE Group, Inc., Class A*	3,371,698
75,553	Forest City Enterprises, Inc., Class A*	1,352,399
14,838	Howard Hughes Corp. (The)*	1,516,444
22,385	Jones Lang LaSalle, Inc.	1,840,942
73,782	Realogy Holdings Corp.*	3,123,192
46,861	St. Joe Co. (The)*	904,886
		12,895,757
	Total Common Stocks (Cost $298,462,534)	282,402,673

Principal Amount
	U.S. Government & Agency Securities (a) — 1.6%
	Federal Home Loan Bank
$1,445,787	0.00%, due 09/03/13	1,445,787
	Federal National Mortgage Association
167,711	0.01%, due 09/03/13	167,711
	U.S. Treasury Bills
760,000	0.00%, due 10/10/13	759,964
3,000,000	0.00%, due 12/26/13	2,999,628
	Total U.S. Government & Agency Securities (Cost $5,373,090)	5,373,090

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.3%
$20,957,835	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $20,957,927	$20,957,835
	Total Repurchase Agreements (Cost $20,957,835)	20,957,835

	Total Investment Securities (Cost $324,793,459) — 92.5%	308,733,598
	Other assets less liabilities — 7.5%	25,043,787
	Net Assets — 100.0%	$333,777,385

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $86,514,001.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,519,832
Aggregate gross unrealized depreciation	(19,083,004)
Net unrealized depreciation	$(15,563,172)
Federal income tax cost of investments	$324,296,770

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Real EstateSM Index	$72,520,148	$1,540,796

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	73,679,582	1,575,623

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	37,223,968	340,737

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	4,663,092	(56,301)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	6,697,078	(71,674)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	18,430,578	7,168,476

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	75,396,282	12,302,151

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	13,760,833	412,418

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	62,900,181	1,329,400

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Real Estate Index Fund	18,916,494	403,330

		$24,944,956

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.0%
	Commercial Banks — 76.5%

22,212	Associated Banc-Corp	$354,281
22,097	BancorpSouth, Inc.	428,240
5,294	Bank of Hawaii Corp.	272,641
3,683	BOK Financial Corp.	236,043
27,276	Boston Private Financial Holdings, Inc.	278,761
15,652	Cathay General Bancorp	344,657
6,445	City Holding Co.	263,278
4,719	City National Corp./CA	308,953
17,033	Columbia Banking System, Inc.	395,166
8,862	Community Bank System, Inc.	294,573
23,478	CVB Financial Corp.	299,110
9,667	East West Bancorp, Inc.	282,566
30,268	First Commonwealth Financial Corp.	221,864
16,803	First Financial Bancorp	252,045
6,905	First Financial Bankshares, Inc.	397,038
16,573	First Horizon National Corp.	183,297
24,744	First Midwest Bancorp, Inc./IL	371,902
11,854	First Republic Bank/CA	524,895
23,593	FirstMerit Corp.	499,228
29,923	FNB Corp./PA	361,171
21,751	Fulton Financial Corp.	262,970
14,156	Glacier Bancorp, Inc.	334,082
7,481	Hancock Holding Co.	240,514
3,222	Iberiabank Corp.	168,640
14,041	MB Financial, Inc.	378,967
29,002	National Penn Bancshares, Inc.	291,180
27,161	Old National Bancorp/IN	356,896
15,882	PacWest Bancorp	528,077
3,222	Park National Corp.	245,162
17,493	Pinnacle Financial Partners, Inc.*	488,929
12,314	PrivateBancorp, Inc.	268,691
6,330	Prosperity Bancshares, Inc.	378,534
9,322	S&T Bancorp, Inc.	209,559
4,719	Signature Bank/NY*	413,951
44,999	Susquehanna Bancshares, Inc.	567,437
5,754	SVB Financial Group*	476,431
125,026	Synovus Financial Corp.	398,833
14,961	TCF Financial Corp.	210,202
10,128	Texas Capital Bancshares, Inc.*	446,442
9,437	Trustmark Corp.	234,604
4,143	UMB Financial Corp.	247,461
22,442	Umpqua Holdings Corp.	364,458
9,897	United Bankshares, Inc./WV	274,840
23,708	Valley National Bancorp	239,214
17,033	Webster Financial Corp.	450,693
4,834	Westamerica Bancorp.	227,536
9,207	Wintrust Financial Corp.	364,965
		15,638,977
	Thrifts & Mortgage Finance — 4.5%

29,232	Brookline Bancorp, Inc.	264,550
19,335	Provident Financial Services, Inc.	312,840
16,227	Washington Federal, Inc.	338,982
		916,372
	Total Common Stocks (Cost $16,402,452)	16,555,349

Principal Amount
	U.S. Government & Agency Securities (a) — 2.6%
	Federal Home Loan Bank
$485,779	0.00%, due 09/03/13	485,779
	Federal National Mortgage Association
56,350	0.01%, due 09/03/13	56,350
	Total U.S. Government & Agency Securities (Cost $542,129)	542,129

	Repurchase Agreements (a)(b) — 20.0%
4,100,186	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $4,100,205	4,100,186
	Total Repurchase Agreements (Cost $4,100,186)	4,100,186

	Total Investment Securities (Cost $21,044,767) — 103.6%	21,197,664
	Liabilities in excess of other assets — (3.6%)	(729,079)
	Net Assets — 100.0%	$20,468,585

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,432,323.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,954
Aggregate gross unrealized depreciation	(279,132)
Net unrealized appreciation	$118,822
Federal income tax cost of investments	$21,078,842

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$2,006,640	$(114,562)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	9,483,605	(644,726)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	1,772,676	150,802

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	10,449,643	(103,794)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	569,612	(30,716)

Swap Agreement with Merrill Lynch International, based on the PowerShares KBW Regional Banking Portfolio	51,633	7,880

		$(735,116)

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.7%
	Communications Equipment — 0.3%

2,480	InterDigital, Inc.	$88,139

	Computers & Peripherals — 2.8%

14,665	SanDisk Corp.	809,215

	Semiconductors & Semiconductor Equipment — 70.6%

36,602	Advanced Micro Devices, Inc.*	119,689
19,294	Altera Corp.	678,570
18,573	Analog Devices, Inc.	859,558
72,419	Applied Materials, Inc.	1,087,009
25,833	Atmel Corp.*	187,548
13,062	Avago Technologies Ltd.	503,018
31,660	Broadcom Corp., Class A	799,732
3,094	Cavium, Inc.*	117,479
3,820	Cirrus Logic, Inc.*	85,950
7,107	Cree, Inc.*	394,367
8,153	Cypress Semiconductor Corp.*	92,292
7,667	Fairchild Semiconductor International, Inc.*	93,614
1,636	Hittite Microwave Corp.*	100,058
8,892	Integrated Device Technology, Inc.*	77,449
299,595	Intel Corp.	6,585,098
4,186	International Rectifier Corp.*	99,962
9,998	KLA-Tencor Corp.	551,390
9,807	Lam Research Corp.*	457,693
14,058	Linear Technology Corp.	538,843
33,121	LSI Corp.*	245,427
26,004	Marvell Technology Group Ltd.	314,908
17,542	Maxim Integrated Products, Inc.	488,457
11,881	Microchip Technology, Inc.	461,102
62,083	Micron Technology, Inc.*	842,466
5,600	Microsemi Corp.*	144,144
34,830	NVIDIA Corp.	513,742
27,167	ON Semiconductor Corp.*	196,689
12,297	PMC-Sierra, Inc.*	76,610
16,951	RF Micro Devices, Inc.*	84,077
4,068	Semtech Corp.*	120,901
2,354	Silicon Laboratories, Inc.*	91,076
11,523	Skyworks Solutions, Inc.*	292,223
11,490	Teradyne, Inc.*	176,372
66,847	Texas Instruments, Inc.	2,553,555
15,903	Xilinx, Inc.	690,508
		20,721,576
	Total Common Stocks (Cost $21,442,730)	21,618,930

Principal Amount
	U.S. Government & Agency Securities (a) — 4.8%
	Federal Home Loan Bank
$1,262,025	0.00%, due 09/03/13	1,262,025
	Federal National Mortgage Association
146,395	0.01%, due 09/03/13	146,395
	Total U.S. Government & Agency Securities (Cost $1,408,420)	1,408,420

	Repurchase Agreements (a)(b) — 27.6%
8,113,328	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $8,113,363	8,113,328
	Total Repurchase Agreements (Cost $8,113,328)	8,113,328

	Total Investment Securities (Cost $30,964,478) — 106.1%	31,140,678
	Liabilities in excess of other assets — (6.1%)	(1,783,568)
	Net Assets — 100.0%	$29,357,110

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $4,482,221.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,266,046
Aggregate gross unrealized depreciation	(1,262,872)
Net unrealized appreciation	$3,174
Federal income tax cost of investments	$31,137,504

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$305,356	$14,666

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	3,926,688	(226,149)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	350,778	(72,412)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	22,744,312	(1,106,568)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	9,346,055	(456,706)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	389,313	(6,890)

		$(1,854,059)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 53.9%
	Commercial Services & Supplies — 0.1%

4,566	Pitney Bowes, Inc.	$74,517

	Communications Equipment — 6.5%

1,343	ADTRAN, Inc.	32,393
2,592	ARRIS Group, Inc.*	40,617
2,453	Aruba Networks, Inc.*	40,793
10,223	Brocade Communications Systems, Inc.*	75,650
2,301	Ciena Corp.*	45,836
121,122	Cisco Systems, Inc.	2,823,354
1,786	F5 Networks, Inc.*	148,917
2,117	Finisar Corp.*	43,335
2,484	Harris Corp.	140,669
933	InterDigital, Inc.	33,159
5,361	JDS Uniphase Corp.*	68,782
11,474	Juniper Networks, Inc.*	216,859
6,157	Motorola Solutions, Inc.	344,853
981	Plantronics, Inc.	42,379
3,910	Polycom, Inc.*	38,826
39,159	QUALCOMM, Inc.	2,595,458
3,704	Riverbed Technology, Inc.*	57,190
929	ViaSat, Inc.*	59,205
		6,848,275
	Computers & Peripherals — 13.9%

2,101	3D Systems Corp.*	107,991
21,273	Apple, Inc.	10,361,015
33,263	Dell, Inc.	458,032
1,443	Diebold, Inc.	40,808
1,052	Electronics For Imaging, Inc.*	30,803
47,613	EMC Corp.	1,227,463
43,708	Hewlett-Packard Co.	976,437
1,428	Lexmark International, Inc., Class A	48,780
3,726	NCR Corp.*	132,571
8,169	NetApp, Inc.	339,340
5,515	SanDisk Corp.	304,318
7,232	Seagate Technology PLC	277,130
736	Synaptics, Inc.*	28,454
4,822	Western Digital Corp.	298,964
		14,632,106
	Electronic Equipment, Instruments & Components — 0.6%

33,431	Corning, Inc.	469,371
3,452	Ingram Micro, Inc., Class A*	76,289
856	Tech Data Corp.*	42,081
		587,741
	Health Care Technology — 0.4%

4,017	Allscripts Healthcare Solutions, Inc.*	58,407
832	athenahealth, Inc.*	87,768
6,622	Cerner Corp.*	305,009
		451,184
	Household Durables — 0.1%

2,482	Garmin Ltd.	101,191

	Internet Software & Services — 6.7%

4,027	Akamai Technologies, Inc.*	185,161
1,755	AOL, Inc.*	57,792
1,119	Equinix, Inc.*	194,415
12,604	Facebook, Inc., Class A*	520,293
6,090	Google, Inc., Class A*	5,157,621
1,745	IAC/InterActiveCorp	85,662
978	j2 Global, Inc.	48,157
2,504	Rackspace Hosting, Inc.*	112,229
3,416	VeriSign, Inc.*	163,934
21,505	Yahoo!, Inc.*	583,216
		7,108,480
	IT Services — 5.4%

3,666	Amdocs Ltd.	135,129
523	CACI International, Inc., Class A*	35,250
6,836	Cognizant Technology Solutions Corp., Class A*	501,079
3,405	Computer Sciences Corp.	170,761
677	DST Systems, Inc.	48,317
2,125	Gartner, Inc.*	123,186
23,621	International Business Machines Corp.	4,305,400
6,443	SAIC, Inc.	97,096
3,703	Teradata Corp.*	216,848
2,464	Vantiv, Inc., Class A*	65,074
2,460	VeriFone Systems, Inc.*	48,757
		5,746,897
	Office Electronics — 0.3%

27,829	Xerox Corp.	277,734

	Semiconductors & Semiconductor Equipment — 7.4%

13,764	Advanced Micro Devices, Inc.*	45,008
7,256	Altera Corp.	255,194
6,984	Analog Devices, Inc.	323,220
27,233	Applied Materials, Inc.	408,767
9,714	Atmel Corp.*	70,524
4,912	Avago Technologies Ltd.	189,161
11,906	Broadcom Corp., Class A	300,746
1,164	Cavium, Inc.*	44,197
1,436	Cirrus Logic, Inc.*	32,310
2,673	Cree, Inc.*	148,325
3,066	Cypress Semiconductor Corp.*	34,707
2,883	Fairchild Semiconductor International, Inc.*	35,201
615	Hittite Microwave Corp.*	37,613
3,344	Integrated Device Technology, Inc.*	29,126
112,661	Intel Corp.	2,476,289
1,574	International Rectifier Corp.*	37,587
3,760	KLA-Tencor Corp.	207,364
3,688	Lam Research Corp.*	172,119
5,286	Linear Technology Corp.	202,612
12,455	LSI Corp.*	92,292
9,778	Marvell Technology Group Ltd.	118,412
6,597	Maxim Integrated Products, Inc.	183,693
4,468	Microchip Technology, Inc.	173,403
23,346	Micron Technology, Inc.*	316,805
2,106	Microsemi Corp.*	54,208
13,098	NVIDIA Corp.	193,195
10,216	ON Semiconductor Corp.*	73,964
4,624	PMC-Sierra, Inc.*	28,808
6,374	RF Micro Devices, Inc.*	31,615
1,530	Semtech Corp.*	45,472
885	Silicon Laboratories, Inc.*	34,241
4,333	Skyworks Solutions, Inc.*	109,885
4,321	Teradyne, Inc.*	66,327
25,137	Texas Instruments, Inc.	960,233
5,980	Xilinx, Inc.	259,652
		7,792,275

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Software — 12.5%

903	ACI Worldwide, Inc.*	$43,949
11,376	Adobe Systems, Inc.*	520,452
2,112	ANSYS, Inc.*	177,366
2,124	Aspen Technology, Inc.*	71,005
5,095	Autodesk, Inc.*	187,241
3,002	BMC Software, Inc.*	138,092
7,507	CA, Inc.	219,580
6,414	Cadence Design Systems, Inc.*	86,396
4,241	Citrix Systems, Inc.*	300,135
980	CommVault Systems, Inc.*	82,153
4,837	Compuware Corp.	51,611
1,038	Concur Technologies, Inc.*	101,433
813	Fair Isaac Corp.	40,715
3,052	Fortinet, Inc.*	60,430
2,449	Informatica Corp.*	87,601
6,326	Intuit, Inc.	401,891
2,149	Mentor Graphics Corp.	47,622
1,783	MICROS Systems, Inc.*	87,189
170,339	Microsoft Corp.	5,689,323
652	NetSuite, Inc.*	64,828
5,761	Nuance Communications, Inc.*	109,977
83,273	Oracle Corp.	2,653,078
1,250	Progress Software Corp.*	30,575
2,709	PTC, Inc.*	70,624
1,696	QLIK Technologies, Inc.*	55,612
4,297	Red Hat, Inc.*	217,084
2,343	Rovi Corp.*	42,010
12,300	Salesforce.com, Inc.*	604,299
1,397	SolarWinds, Inc.*	50,921
1,561	Solera Holdings, Inc.	80,579
15,788	Symantec Corp.	404,331
3,485	Synopsys, Inc.*	126,366
3,533	TIBCO Software, Inc.*	79,634
647	Ultimate Software Group, Inc.*	90,716
1,941	VMware, Inc., Class A*	163,335
		13,238,153
	Total Common Stocks (Cost $53,309,167)	56,858,553

Principal Amount
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank
$4,148,348	0.00%, due 09/03/13	4,148,348
	Federal National Mortgage Association
481,208	0.01%, due 09/03/13	481,208
	Total U.S. Government & Agency Securities (Cost $4,629,556)	4,629,556

	Repurchase Agreements (a)(b) — 32.7%
34,436,348	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $34,436,495	34,436,348
	Total Repurchase Agreements (Cost $34,436,348)	34,436,348

	Total Investment Securities (Cost $92,375,071) — 91.0%	95,924,457
	Other assets less liabilities — 9.0%	9,513,438
	Net Assets — 100.0%	$105,437,895

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $21,687,910.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,091,197
Aggregate gross unrealized depreciation	(1,000,013)
Net unrealized appreciation	$3,091,184
Federal income tax cost of investments	$92,833,273

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	$534,386	$12,096

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	43,910,306	2,462,266

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	17,546,995	362,173

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	7,902,107	1,210,956

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	2,210,798	1,808,397

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	6,803,111	496,964

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	14,551,902	1,163,887

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	53,838,351	1,559,594

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	6,379,865	360,546

		$9,436,879

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 58.5%
	Diversified Telecommunication Services — 34.8%

10,081	8x8, Inc.*	$93,249
9,132	AT&T, Inc.	308,936
1,527	Atlantic Tele-Network, Inc.	72,135
7,464	Cbeyond, Inc.*	48,964
6,080	CenturyLink, Inc.	201,370
26,562	Cincinnati Bell, Inc.*	79,420
4,832	Consolidated Communications Holdings, Inc.	80,598
33,503	Frontier Communications Corp.	145,068
7,617	General Communication, Inc., Class A*	68,172
6,201	Level 3 Communications, Inc.*	138,654
4,948	tw telecom, inc.*	141,612
5,992	Verizon Communications, Inc.	283,901
25,671	Vonage Holdings Corp.*	80,094
18,046	Windstream Corp.	145,631
		1,887,804
	Wireless Telecommunication Services — 23.7%

3,065	Crown Castle International Corp.*	212,772
11,449	Leap Wireless International, Inc.*	173,796
13,670	NII Holdings, Inc.*	81,747
3,921	NTELOS Holdings Corp.	65,167
2,337	SBA Communications Corp., Class A*	175,275
4,173	Shenandoah Telecommunications Co.	71,567
8,491	Sprint Corp.*	56,975
5,070	Telephone & Data Systems, Inc.	140,388
6,174	T-Mobile US, Inc.*	144,163
2,243	United States Cellular Corp.	95,955
4,866	USA Mobility, Inc.	68,708
		1,286,513
	Total Common Stocks (Cost $3,429,340)	3,174,317

Principal Amount
	U.S. Government & Agency Securities (a) — 2.7%
	Federal Home Loan Bank
$133,126	0.00%, due 09/03/13	133,126
	Federal National Mortgage Association
15,443	0.01%, due 09/03/13	15,443
	Total U.S. Government & Agency Securities (Cost $148,569)	148,569

	Repurchase Agreements (a)(b) — 16.7%
909,397	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $909,400	909,397
	Total Repurchase Agreements (Cost $909,397)	909,397

	Total Investment Securities (Cost $4,487,306) — 77.9%	4,232,283
	Other assets less liabilities — 22.1%	1,201,149
	Net Assets — 100.0%	$5,433,432

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,504,774.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,436
Aggregate gross unrealized depreciation	(268,270)
Net unrealized depreciation	$(266,834)
Federal income tax cost of investments	$4,499,117

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	$53,005	$3,901

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,056,900	131,934

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	469,942	45,353

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	573,656	44,843

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	581,898	87,861

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	297,958	131,837

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,197,531	(26,175)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	510,784	42,852

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	488,729	(814)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	2,430,694	148,123

		$609,715

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.7%
	Electric Utilities — 40.3%

705	ALLETE, Inc.	$33,276
9,544	American Electric Power Co., Inc.	408,483
1,187	Cleco Corp.	53,605
13,857	Duke Energy Corp.	909,019
6,398	Edison International	293,604
790	El Paso Electric Co.	27,176
3,499	Entergy Corp.	221,242
16,806	Exelon Corp.	512,415
8,212	FirstEnergy Corp.	307,704
3,019	Great Plains Energy, Inc.	66,177
1,935	Hawaiian Electric Industries, Inc.	48,394
987	IDACORP, Inc.	47,248
1,028	ITC Holdings Corp.	91,379
8,339	NextEra Energy, Inc.	670,122
6,178	Northeast Utilities	253,113
4,623	NV Energy, Inc.	108,409
4,881	Pepco Holdings, Inc.	92,446
2,159	Pinnacle West Capital Corp.	117,169
1,564	PNM Resources, Inc.	34,267
1,486	Portland General Electric Co.	42,812
12,417	PPL Corp.	381,202
17,091	Southern Co. (The)	711,327
999	UIL Holdings Corp.	37,722
814	UNS Energy Corp.	37,224
2,492	Westar Energy, Inc.	77,526
9,764	Xcel Energy, Inc.	272,611
		5,855,672
	Gas Utilities — 6.0%

2,321	AGL Resources, Inc.	102,008
1,778	Atmos Energy Corp.	71,742
1,641	National Fuel Gas Co.	107,124
821	New Jersey Resources Corp.	35,369
530	Northwest Natural Gas Co.	21,751
4,047	ONEOK, Inc.	208,178
1,488	Piedmont Natural Gas Co., Inc.	48,003
3,438	Questar Corp.	75,361
630	South Jersey Industries, Inc.	36,389
910	Southwest Gas Corp.	42,570
2,235	UGI Corp.	87,612
1,015	WGL Holdings, Inc.	42,366
		878,473
	Independent Power Producers & Energy Traders — 3.5%

12,167	AES Corp. (The)	154,643
7,509	Calpine Corp.*	145,149
1,930	Dynegy, Inc.*	37,500
6,332	NRG Energy, Inc.	166,215
		503,507
	Multi-Utilities — 25.3%

2,178	Alliant Energy Corp.	108,051
4,764	Ameren Corp.	161,071
1,176	Avista Corp.	30,893
873	Black Hills Corp.	41,921
8,414	CenterPoint Energy, Inc.	192,933
5,218	CMS Energy Corp.	138,433
5,752	Consolidated Edison, Inc.	323,435
11,343	Dominion Resources, Inc.	661,864
3,416	DTE Energy Co.	228,428
1,554	Integrys Energy Group, Inc.	86,900
6,127	NiSource, Inc.	179,276
744	NorthWestern Corp.	29,886
8,683	PG&E Corp.	359,129
9,935	Public Service Enterprise Group, Inc.	322,093
2,739	SCANA Corp.	131,801
4,426	Sempra Energy	373,643
4,016	TECO Energy, Inc.	66,384
1,616	Vectren Corp.	52,682
4,491	Wisconsin Energy Corp.	184,311
		3,673,134
	Oil, Gas & Consumable Fuels — 3.0%

13,140	Spectra Energy Corp.	435,065

	Water Utilities — 1.6%

3,490	American Water Works Co., Inc.	142,182
2,764	Aqua America, Inc.	83,943
		226,125
	Total Common Stocks (Cost $12,480,914)	11,571,976

Principal Amount
	U.S. Government & Agency Securities (a) — 2.1%
	Federal Home Loan Bank
$268,515	0.00%, due 09/03/13	268,515
	Federal National Mortgage Association
31,148	0.01%, due 09/03/13	31,148
	Total U.S. Government & Agency Securities (Cost $299,663)	299,663

	Repurchase Agreements (a)(b) — 17.7%
2,573,741	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,573,751	2,573,741
	Total Repurchase Agreements (Cost $2,573,741)	2,573,741

	Total Investment Securities (Cost $15,354,318) — 99.5%	14,445,380
	Other assets less liabilities — 0.5%	72,355
	Net Assets — 100.0%	$14,517,735

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $3,876,920.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,283
Aggregate gross unrealized depreciation	(934,513)
Net unrealized depreciation	$(917,230)
Federal income tax cost of investments	$15,362,610

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$376,879	$2,450

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	2,586,520	(171,127)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	325,452	(22,510)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	5,199,831	147,501

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	3,325,678	4,122

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	1,165,933	(57,778)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	4,050,308	94,777

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	428,317	1,866

		$(699)

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.3%
	Capital Markets — 10.4%

273	Affiliated Managers Group, Inc.*	$47,589
1,043	Ameriprise Financial, Inc.	89,855
6,007	Bank of New York Mellon Corp. (The)	178,648
646	BlackRock, Inc.	168,167
5,697	Charles Schwab Corp. (The)	118,953
1,485	E*TRADE Financial Corp.*	20,849
628	Eaton Vance Corp.	24,209
488	Federated Investors, Inc., Class B	13,254
2,146	Franklin Resources, Inc.	99,059
2,231	Goldman Sachs Group, Inc. (The)	339,402
136	Greenhill & Co., Inc.	6,445
2,301	Invesco Ltd.	69,858
983	Janus Capital Group, Inc.	8,218
577	Legg Mason, Inc.	18,764
7,102	Morgan Stanley	182,948
1,127	Northern Trust Corp.	61,839
585	Raymond James Financial, Inc.	24,471
696	SEI Investments Co.	20,713
2,361	State Street Corp.	157,526
306	Stifel Financial Corp.*	12,246
1,342	T. Rowe Price Group, Inc.	94,128
1,196	TD Ameritrade Holding Corp.	30,701
445	Waddell & Reed Financial, Inc., Class A	21,191
		1,809,033
	Commercial Banks — 15.6%

868	Associated Banc-Corp	13,845
434	BancorpSouth, Inc.	8,411
232	Bank of Hawaii Corp.	11,948
3,632	BB&T Corp.	123,343
139	BOK Financial Corp.	8,909
1,013	CapitalSource, Inc.	11,700
380	Cathay General Bancorp	8,368
1,042	CIT Group, Inc.*	49,881
247	City National Corp./CA	16,171
966	Comerica, Inc.	39,451
399	Commerce Bancshares, Inc./MO	17,233
311	Cullen/Frost Bankers, Inc.	22,031
705	East West Bancorp, Inc.	20,607
4,527	Fifth Third Bancorp	82,799
155	First Financial Bankshares, Inc.	8,912
1,249	First Horizon National Corp.	13,814
1,832	First Niagara Financial Group, Inc.	18,503
354	First Republic Bank/CA	15,675
858	FirstMerit Corp.	18,155
751	FNB Corp./PA	9,065
1,010	Fulton Financial Corp.	12,211
373	Glacier Bancorp, Inc.	8,803
439	Hancock Holding Co.	14,114
4,341	Huntington Bancshares, Inc./OH	35,770
154	Iberiabank Corp.	8,060
282	International Bancshares Corp.	6,181
4,764	KeyCorp	55,596
634	M&T Bank Corp.	71,858
284	MB Financial, Inc.	7,665
610	National Penn Bancshares, Inc.	6,124
525	Old National Bancorp/IN	6,898
2,740	PNC Financial Services Group, Inc. (The)	198,020
534	Popular, Inc.*	16,586
325	PrivateBancorp, Inc.	7,092
243	Prosperity Bancshares, Inc.	14,531
7,315	Regions Financial Corp.	68,761
245	Signature Bank/NY*	21,491
2,790	SunTrust Banks, Inc.	89,336
965	Susquehanna Bancshares, Inc.	12,169
233	SVB Financial Group*	19,292
5,063	Synovus Financial Corp.	16,151
848	TCF Financial Corp.	11,914
211	Texas Capital Bancshares, Inc.*	9,301
348	Trustmark Corp.	8,651
9,573	U.S. Bancorp/MN	345,872
168	UMB Financial Corp.	10,035
579	Umpqua Holdings Corp.	9,403
238	United Bankshares, Inc./WV	6,609
1,031	Valley National Bancorp	10,403
467	Webster Financial Corp.	12,357
25,494	Wells Fargo & Co.	1,047,294
140	Westamerica Bancorp.	6,590
206	Wintrust Financial Corp.	8,166
954	Zions Bancorp.	26,683
		2,728,808
	Consumer Finance — 4.3%

4,947	American Express Co.	355,739
3,023	Capital One Financial Corp.	195,135
148	Cash America International, Inc.	6,331
2,538	Discover Financial Services	119,921
262	Portfolio Recovery Associates, Inc.*	13,896
2,299	SLM Corp.	55,153
		746,175
	Diversified Financial Services — 17.1%

55,796	Bank of America Corp.	787,840
452	CBOE Holdings, Inc.	20,742
15,749	Citigroup, Inc.	761,149
1,590	CME Group, Inc.	113,065
377	IntercontinentalExchange, Inc.*	67,766
19,563	JPMorgan Chase & Co.	988,518
1,419	McGraw Hill Financial, Inc.	82,827
1,004	Moody’s Corp.	63,814
625	MSCI, Inc.*	23,444
609	NASDAQ OMX Group, Inc. (The)	18,185
1,258	NYSE Euronext	52,584
		2,979,934
	Insurance — 22.6%

1,761	ACE Ltd.	154,475
2,413	Aflac, Inc.	139,447
87	Alleghany Corp.*	33,677
179	Allied World Assurance Co. Holdings AG	16,420
2,426	Allstate Corp. (The)	116,254
391	American Financial Group, Inc./OH	20,148
7,641	American International Group, Inc.*	355,001
1,600	Aon PLC	106,208
689	Arch Capital Group Ltd.*	36,731
138	Argo Group International Holdings Ltd.	5,636
656	Arthur J. Gallagher & Co.	27,119
353	Aspen Insurance Holdings Ltd.	12,556
398	Assurant, Inc.	21,110
1,002	Assured Guaranty Ltd.	19,930
574	Axis Capital Holdings Ltd.	24,676
9,442	Berkshire Hathaway, Inc., Class B*	1,050,139
611	Brown & Brown, Inc.	19,026
1,341	Chubb Corp. (The)	111,531
761	Cincinnati Financial Corp.	34,762
1,150	CNO Financial Group, Inc.	15,628
223	Endurance Specialty Holdings Ltd.	11,177
131	Erie Indemnity Co., Class A	9,663
259	Everest Re Group Ltd.	35,470
1,106	Fidelity National Financial, Inc., Class A	26,223
560	First American Financial Corp.	11,704
2,552	Genworth Financial, Inc., Class A*	30,114

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
228	Hanover Insurance Group, Inc. (The)	$12,146
2,360	Hartford Financial Services Group, Inc.	69,856
520	HCC Insurance Holdings, Inc.	21,944
279	Kemper Corp.	9,472
1,389	Lincoln National Corp.	58,394
1,590	Loews Corp.	70,691
67	Markel Corp.*	34,217
2,849	Marsh & McLennan Cos., Inc.	117,464
729	MBIA, Inc.*	8,624
188	Mercury General Corp.	8,249
5,667	MetLife, Inc.	261,759
276	Montpelier Re Holdings Ltd.	6,859
1,249	Old Republic International Corp.	17,736
304	PartnerRe Ltd.	26,494
151	Platinum Underwriters Holdings Ltd.	8,725
1,428	Principal Financial Group, Inc.	58,434
320	ProAssurance Corp.	15,085
2,868	Progressive Corp. (The)	71,901
406	Protective Life Corp.	16,967
2,412	Prudential Financial, Inc.	180,611
375	Reinsurance Group of America, Inc.	24,304
230	RenaissanceRe Holdings Ltd.	20,102
88	RLI Corp.	6,872
287	Selective Insurance Group, Inc.	6,581
229	StanCorp Financial Group, Inc.	11,981
479	Torchmark Corp.	32,998
1,948	Travelers Cos., Inc. (The)	155,645
1,382	Unum Group	40,810
508	Validus Holdings Ltd.	17,582
570	W. R. Berkley Corp.	23,438
27	White Mountains Insurance Group Ltd.	15,113
900	Willis Group Holdings PLC	37,152
1,499	XL Group PLC	44,310
		3,957,341
	IT Services — 4.8%

541	Mastercard, Inc., Class A	327,889
2,623	Visa, Inc., Class A	457,504
2,883	Western Union Co. (The)	50,539
		835,932
	Professional Services — 0.2%

624	Equifax, Inc.	36,872

	Real Estate Investment Trusts — 15.7%

365	Alexandria Real Estate Equities, Inc.	22,510
542	American Campus Communities, Inc.	18,054
2,052	American Capital Agency Corp.	46,704
955	American Realty Capital Properties, Inc.	12,807
2,047	American Tower Corp.	142,246
4,903	Annaly Capital Management, Inc.	57,218
755	Apartment Investment & Management Co., Class A	20,785
1,936	ARMOUR Residential REIT, Inc.	8,092
629	AvalonBay Communities, Inc.	77,933
964	BioMed Realty Trust, Inc.	17,747
785	Boston Properties, Inc.	80,463
810	Brandywine Realty Trust	10,384
399	BRE Properties, Inc.	19,148
439	Camden Property Trust	27,126
846	CBL & Associates Properties, Inc.	16,243
5,319	Chimera Investment Corp.	15,638
429	Colonial Properties Trust	9,477
612	CommonWealth REIT	15,025
444	Corporate Office Properties Trust	10,114
596	Corrections Corp. of America	19,632
636	CubeSmart	10,589
904	CYS Investments, Inc.	6,943
1,612	DCT Industrial Trust, Inc.	10,784
1,281	DDR Corp.	19,881
1,012	DiamondRock Hospitality Co.	9,806
665	Digital Realty Trust, Inc.	36,974
686	Douglas Emmett, Inc.	15,847
1,665	Duke Realty Corp.	24,292
333	DuPont Fabros Technology, Inc.	7,589
157	EastGroup Properties, Inc.	8,823
243	EPR Properties	11,902
406	Equity Lifestyle Properties, Inc.	14,109
1,659	Equity Residential	86,086
197	Essex Property Trust, Inc.	28,232
536	Extra Space Storage, Inc.	22,099
338	Federal Realty Investment Trust	32,891
451	Franklin Street Properties Corp.	5,493
2,333	General Growth Properties, Inc.	44,747
371	Geo Group, Inc. (The)	11,579
512	Hatteras Financial Corp.	9,370
2,352	HCP, Inc.	95,797
1,472	Health Care REIT, Inc.	90,440
494	Healthcare Realty Trust, Inc.	11,110
462	Highwoods Properties, Inc.	15,606
290	Home Properties, Inc.	16,733
723	Hospitality Properties Trust	19,535
3,854	Host Hotels & Resorts, Inc.	65,634
696	Invesco Mortgage Capital, Inc.	10,656
390	Kilroy Realty Corp.	19,028
2,116	Kimco Realty Corp.	42,383
494	LaSalle Hotel Properties	13,106
953	Lexington Realty Trust	11,169
731	Liberty Property Trust	25,293
712	Macerich Co. (The)	40,071
432	Mack-Cali Realty Corp.	9,331
828	Medical Properties Trust, Inc.	9,563
1,870	MFA Financial, Inc.	13,464
221	Mid-America Apartment Communities, Inc.	13,627
613	National Retail Properties, Inc.	18,776
601	Omega Healthcare Investors, Inc.	17,068
867	Piedmont Office Realty Trust, Inc., Class A	14,895
843	Plum Creek Timber Co., Inc.	37,353
283	Post Properties, Inc.	12,800
210	Potlatch Corp.	8,098
2,579	Prologis, Inc.	90,884
747	Public Storage	114,045
652	Rayonier, Inc.	36,016
1,016	Realty Income Corp.	40,132
425	Redwood Trust, Inc.	7,561
474	Regency Centers Corp.	22,539
635	RLJ Lodging Trust	14,592
267	Ryman Hospitality Properties, Inc.	8,822
973	Senior Housing Properties Trust	22,136
1,609	Simon Property Group, Inc.	234,319
474	SL Green Realty Corp.	41,328
163	Sovran Self Storage, Inc.	10,802
840	Starwood Property Trust, Inc.	20,941
843	Sunstone Hotel Investors, Inc.*	10,141
489	Tanger Factory Outlet Centers	15,086
330	Taubman Centers, Inc.	22,245
1,890	Two Harbors Investment Corp.	17,974
1,298	UDR, Inc.	29,322
1,517	Ventas, Inc.	94,448
880	Vornado Realty Trust	71,544
344	Washington Real Estate Investment Trust	8,380
580	Weingarten Realty Investors	16,652

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,985	Weyerhaeuser Co.	$81,729
293	WP Carey, Inc.	19,259
		2,747,815
	Real Estate Management & Development — 0.7%

223	Alexander & Baldwin, Inc.*	8,021
1,572	CBRE Group, Inc., Class A*	34,380
770	Forest City Enterprises, Inc., Class A*	13,783
151	Howard Hughes Corp. (The)*	15,432
228	Jones Lang LaSalle, Inc.	18,751
754	Realogy Holdings Corp.*	31,917
478	St. Joe Co. (The)*	9,230
		131,514
	Thrifts & Mortgage Finance — 0.9%

711	Capitol Federal Financial, Inc.	8,703
2,460	Hudson City Bancorp, Inc.	22,607
1,748	MGIC Investment Corp.*	12,620
2,282	New York Community Bancorp, Inc.	33,431
604	Ocwen Financial Corp.*	30,466
1,645	People’s United Financial, Inc.	23,392
895	Radian Group, Inc.	12,127
539	Washington Federal, Inc.	11,260
		154,606
	Total Common Stocks (Cost $16,548,502)	16,128,030

Principal Amount
	U.S. Government & Agency Securities (a) — 0.0%‡
	Federal Home Loan Bank
$7,384	0.00%, due 09/03/13	7,384
	Federal National Mortgage Association
857	0.01%, due 09/03/13	857
	Total U.S. Government & Agency Securities (Cost $8,241)	8,241

	Repurchase Agreements (a)(b) — 0.3%
50,393	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $50,393	50,393
	Total Repurchase Agreements (Cost $50,393)	50,393

	Total Investment Securities (Cost $16,607,136) — 92.6%	16,186,664
	Other assets less liabilities — 7.4%	1,286,820
	Net Assets — 100.0%	$17,473,484

*                                         Non-income producing security.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $675,775.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,069
Aggregate gross unrealized depreciation	(606,973)
Net unrealized depreciation	$(429,904)
Federal income tax cost of investments	$16,616,568

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$541,882	$222,375

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	1,317,890	(78,252)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	32,139,298	(431,100)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	594,537	438,391

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	662,144	530,258

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	176,181	(7,511)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	854,910	613,351

		$1,287,512

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.2%
	Federal Home Loan Bank
$403,699	0.00%, due 09/03/13	$403,699
	Federal National Mortgage Association
46,829	0.01%, due 09/03/13	46,829
	Total U.S. Government & Agency Securities (Cost $450,528)	450,528

	Repurchase Agreements (a)(b) — 41.7%
3,635,984	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,636,001	3,635,984
	Total Repurchase Agreements (Cost $3,635,984)	3,635,984

	Total Investment Securities (Cost $4,086,512) † — 46.9%	4,086,512
	Other assets less liabilities — 53.1%	4,633,507
	Net Assets — 100.0%	$8,720,019

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,136,981.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI EAFE Index Fund	$102,015	$1,881

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	1,577,678	1,450,009

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	1,649,864	1,413,625

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	657,505	323,404

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE Index Fund	4,760,106	390,796

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI EAFE Index Fund	7,482,083	(14,554)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	670,603	290,344

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	604,727	253,210

		$4,108,715

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.6%
	Federal Home Loan Bank
$2,247,120	0.00%, due 09/03/13	$2,247,120
	Federal National Mortgage Association
260,666	0.01%, due 09/03/13	260,666
	U.S. Treasury Bills
6,000,000	0.00%, due 09/26/13	5,999,823
3,000,000	0.00%, due 10/10/13	2,999,935
3,000,000	0.00%, due 11/29/13	2,999,629
3,000,000	0.00%, due 01/02/14	2,999,744
	Total U.S. Government & Agency Securities (Cost $17,506,917)	17,506,917

	Repurchase Agreements (a)(b) — 57.7%
19,940,012	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $19,940,098	19,940,012
	Total Repurchase Agreements (Cost $19,940,012)	19,940,012

	Total Investment Securities (Cost $37,446,929) † — 108.3%	37,446,929
	Liabilities in excess of other assets — (8.3%)	(2,870,008)
	Net Assets — 100.0%	$34,576,921

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $10,891,618.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets Index Fund	$4,400,795	$(64,023)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	984,079	(98,636)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	17,371,692	309,254

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	12,763,532	(1,169,461)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	6,012,275	(500,370)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets Index Fund	9,083,453	(737,918)

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	16,702,299	(36,967)

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	1,565,048	(708,367)

		$(3,006,488)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.6%
	Federal Home Loan Bank
$1,153,263	0.00%, due 09/03/13	$1,153,263
	Federal National Mortgage Association
133,778	0.01%, due 09/03/13	133,778
	Total U.S. Government & Agency Securities (Cost $1,287,041)	1,287,041

	Repurchase Agreements (a)(b) — 67.0%
8,942,080	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $8,942,120	8,942,080
	Total Repurchase Agreements (Cost $8,942,080)	8,942,080

	Total Investment Securities (Cost $10,229,121) † — 76.6%	10,229,121
	Other assets less liabilities — 23.4%	3,120,923
	Net Assets — 100.0%	$13,350,044

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $1,803,068.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE Europe had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the Vanguard® FTSE Europe ETF Shares	$48,697	$(1,315)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	977,323	244,201

Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	8,853,009	236,667

Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	3,977,692	767,611

Swap Agreement with Merrill Lynch International, based on the Vanguard® FTSE Europe ETF Shares	5,056,099	317,061

Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	2,752,063	61,156

Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	2,042,853	511,981

Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	2,965,997	435,273

		$2,572,635

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.0%
	Federal Home Loan Bank
$46,493	0.00%, due 09/03/13	$46,493
	Federal National Mortgage Association
5,393	0.01%, due 09/03/13	5,393
	Total U.S. Government & Agency Securities (Cost $51,886)	51,886

	Repurchase Agreements (a)(b) — 47.0%
799,488	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $799,491	799,488
	Total Repurchase Agreements (Cost $799,488)	799,488

	Total Investment Securities (Cost $851,374) † — 50.0%	851,374
	Other assets less liabilities — 50.0%	850,516
	Net Assets — 100.0%	$1,701,890

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $511,685.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$243,615	$(3,170)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	435,028	(6,058)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex-Japan Index Fund	736,296	54,512

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Pacific ex-Japan Index Fund	19,744	(268)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex-Japan Index Fund	449,173	206,814

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	1,099,797	383,535

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	416,336	217,587

		$852,952

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.8%
	Federal Home Loan Bank
$784,695	0.00%, due 09/03/13	$784,695
	Federal National Mortgage Association
91,025	0.01%, due 09/03/13	91,025
	Total U.S. Government & Agency Securities (Cost $875,720)	875,720

	Repurchase Agreements (a)(b) — 130.4%
10,529,565	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $10,529,611	10,529,565
	Total Repurchase Agreements (Cost $10,529,565)	10,529,565

	Total Investment Securities (Cost $11,405,285) † — 141.2%	11,405,285
	Liabilities in excess of other assets — (41.2%)	(3,329,534)
	Net Assets — 100.0%	$8,075,751

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,672,093.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil Capped had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$1,858,837	$(2,271,252)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	5,395,216	(18,238)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	2,874,726	(1,588,765)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped Index Fund	2,043,126	(464,874)

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	542,480	(306,699)

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	3,398,614	(1,091,679)

		$(5,741,507)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.9%
	Federal Home Loan Bank
$2,888,258	0.00%, due 09/03/13	$2,888,258
	Federal National Mortgage Association
335,038	0.01%, due 09/03/13	335,038
	U.S. Treasury Bills
1,000,000	0.00%, due 09/26/13	999,970
9,000,000	0.00%, due 02/27/14	8,997,472
	Total U.S. Government & Agency Securities (Cost $13,220,738)	13,220,738

	Repurchase Agreements (a)(b) — 59.0%
22,989,643	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $22,989,741	22,989,643
	Total Repurchase Agreements (Cost $22,989,643)	22,989,643

	Total Investment Securities (Cost $36,210,381) † — 92.9%	36,210,381
	Other assets less liabilities — 7.1%	2,780,769
	Net Assets — 100.0%	$38,991,150

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,682,543.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$6,086,534	$(412,257)

Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	15,277,117	42,859

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	11,210,802	729,653

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® FTSE China 25 Index Fund	3,695,025	545,141

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	29,465,422	(1,569,063)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	11,990,529	65,359

		$(598,308)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.3%
	Federal Home Loan Bank
$1,493,561	0.00%, due 09/03/13	$1,493,561
	Federal National Mortgage Association
173,253	0.01%, due 09/03/13	173,253
	U.S. Treasury Bills
2,000,000	0.00%, due 09/26/13	1,999,937
4,000,000	0.00%, due 10/31/13	3,999,907
	Total U.S. Government & Agency Securities (Cost $7,666,658)	7,666,658

	Repurchase Agreements (a)(b) — 52.3%
15,214,774	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $15,214,839	15,214,774
	Total Repurchase Agreements (Cost $15,214,774)	15,214,774

	Total Investment Securities (Cost $22,881,432) † — 78.6%	22,881,432
	Other assets less liabilities — 21.4%	6,245,189
	Net Assets — 100.0%	$29,126,621

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $5,969,226.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$14,827,081	$4,272,347

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	9,567,387	(237,426)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	14,357,835	(1,596,144)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan Index Fund	6,278,917	(145,464)

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	8,083,513	1,900,898

Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	5,031,258	(586,265)

		$3,607,946

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.1%
	Federal Home Loan Bank
$364,133	0.00%, due 09/03/13	$364,133
	Federal National Mortgage Association
42,239	0.01%, due 09/03/13	42,239
	Total U.S. Government & Agency Securities (Cost $406,372)	406,372

	Repurchase Agreements (a)(b) — 79.1%
2,904,811	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $2,904,824	2,904,811
	Total Repurchase Agreements (Cost $2,904,811)	2,904,811

	Total Investment Securities (Cost $3,311,183) † — 90.2%	3,311,183
	Other assets less liabilities — 9.8%	357,784
	Net Assets — 100.0%	$3,668,967

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $650,733.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$452,336	$108,415

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	564,308	(10,621)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	385,582	(45,881)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	1,134,892	266,139

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	366,321	41,874

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	3,174,191	85,044

Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	1,242,345	(163,080)

		$281,890

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 4.0%

	U.S. Treasury Bonds
$3,700	7.88%, due 02/15/21	$5,138
3,700	8.13%, due 05/15/21	5,230
3,500	8.13%, due 08/15/21	4,973
11,300	8.00%, due 11/15/21	16,024
6,300	7.25%, due 08/15/22	8,695
3,900	7.63%, due 11/15/22	5,528
5,800	7.13%, due 02/15/23	8,001
16,100	6.25%, due 08/15/23	21,105
		74,694
	U.S. Treasury Notes
70,100	2.63%, due 11/15/20	71,929
56,200	3.63%, due 02/15/21	61,421
36,800	3.13%, due 05/15/21	38,813
52,200	2.13%, due 08/15/21	51,026
51,900	2.00%, due 11/15/21	50,002
42,300	2.00%, due 02/15/22	40,555
42,800	1.75%, due 05/15/22	39,971
51,900	1.63%, due 08/15/22	47,667
66,000	1.63%, due 11/15/22	60,277
75,100	2.00%, due 02/15/23	70,623
81,300	1.75%, due 05/15/23	74,370
29,600	2.50%, due 08/15/23	28,964
		635,618
	Total Long-Term U.S. Treasury Obligations (Cost $692,338)	710,312

	U.S. Government & Agency Securities (a) — 119.5%
	Federal Home Loan Bank
1,368,045	0.00%, due 09/03/13	1,368,045
	Federal National Mortgage Association
158,693	0.01%, due 09/03/13	158,693
	U.S. Treasury Bills
7,000,000	0.00%, due 10/10/13	6,999,848
12,566,000	0.00%, due 10/31/13	12,565,372
	Total U.S. Government & Agency Securities (Cost $21,091,958)	21,091,958

	Repurchase Agreements (a)(b) — 231.0%
40,762,433	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $40,762,612	40,762,433
	Total Repurchase Agreements (Cost $40,762,433)	40,762,433

	Total Investment Securities (Cost $62,546,729) — 354.5%	62,564,703
	Liabilities in excess of other assets — (254.5%)	(44,917,989)
	Net Assets — 100.0%	$17,646,714

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $45,605,774.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,043
Aggregate gross unrealized depreciation	(7,262)
Net unrealized appreciation	$16,781
Federal income tax cost of investments	$62,547,922

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	2	12/19/13	$248,563	$341

Cash collateral in the amount of $3,244 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	$21,483,265	$(7,659,893)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	228,424	(9,029,119)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	188,636	(11,921,960)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	1,550,538	(4,094,679)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	10,927,023	(12,086,360)

		$(44,792,011)

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 21.8%

	U.S. Treasury Bonds
$103,600	4.50%, due 02/15/36	$119,666
36,300	4.75%, due 02/15/37	43,393
43,700	5.00%, due 05/15/37	54,028
51,200	4.38%, due 02/15/38	58,024
81,500	4.50%, due 05/15/38	94,107
100,200	3.50%, due 02/15/39	98,400
84,700	4.25%, due 05/15/39	94,169
100,700	4.50%, due 08/15/39	116,395
135,300	4.38%, due 11/15/39	153,375
155,600	4.63%, due 02/15/40	183,268
163,400	4.38%, due 05/15/40	185,191
152,200	3.88%, due 08/15/40	158,906
165,100	4.25%, due 11/15/40	183,338
131,700	4.75%, due 02/15/41	158,194
121,100	4.38%, due 05/15/41	137,202
157,100	3.75%, due 08/15/41	160,046
220,400	3.13%, due 11/15/41	199,255
208,400	3.13%, due 02/15/42	188,114
174,900	3.00%, due 05/15/42	153,693
254,000	2.75%, due 08/15/42	211,078
261,100	2.75%, due 11/15/42	216,652
272,100	3.13%, due 02/15/43	244,465
284,600	2.88%, due 05/15/43	242,288
108,800	3.63%, due 08/15/43	107,788
	Total Long-Term U.S. Treasury Obligations (Cost $3,940,103)	3,561,035

	U.S. Government & Agency Securities (a) — 11.3%
	Federal Home Loan Bank
1,648,423	0.00%, due 09/03/13	1,648,423
	Federal National Mortgage Association
191,217	0.01%, due 09/03/13	191,217
	Total U.S. Government & Agency Securities (Cost $1,839,640)	1,839,640

	Repurchase Agreements (a)(b) — 80.7%
13,191,980	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $13,192,038	13,191,980
	Total Repurchase Agreements (Cost $13,191,980)	13,191,980

	Total Investment Securities (Cost $18,971,723) — 113.8%	18,592,655
	Liabilities in excess of other assets — (13.8%)	(2,252,000)
	Net Assets — 100.0%	$16,340,655

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $2,987,799.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(382,546)
Net unrealized depreciation	$(382,546)
Federal income tax cost of investments	$18,975,201

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	6	12/19/13	$791,438	$5,055

Cash collateral in the amount of $16,500 was pledged to cover margin requirements for open futures contracts as of August 31, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$14,914,075	$(1,075,223)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 20+ Year Treasury Bond Index	508,676	(41,333)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	1,031,814	(545,413)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	4,057,938	76,070

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	8,061,758	(686,936)

		$(2,272,835)

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Investment Company (a) — 11.3%
	Mutual Funds — 11.3%
3,175	iShares iBoxx $ High Yield Corporate Bond ETF	$290,036
	Total Investment Company (Cost $299,982)	290,036

Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	Federal Home Loan Bank
$109,260	0.00%, due 09/03/13	109,260
	Federal National Mortgage Association
12,674	0.01%, due 09/03/13	12,674
	Total U.S. Government & Agency Securities (Cost $121,934)	121,934

	Repurchase Agreements (a)(b) — 32.4%
832,079	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $832,081	832,079
	Total Repurchase Agreements (Cost $832,079)	832,079

	Total Investment Securities (Cost $1,253,995) — 48.4%	1,244,049
	Other assets less liabilities — 51.6%	1,327,622
	Net Assets — 100.0%	$2,571,671

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $155,731.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,946)
Net unrealized depreciation	$(9,946)
Federal income tax cost of investments	$1,253,995

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond ETF	$527,510	$392,254

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	651,516	61,441

Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	1,350,139	124,111

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	2,316,163	119,110

		$696,916

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Shares		Value
	Investment Company (a) — 11.4%
	Mutual Funds — 11.4%
5,011	iShares iBoxx $ Investment Grade Corporate Bond ETF	$566,494
	Total Investment Company (Cost $584,032)	566,494

Principal Amount
	U.S. Government & Agency Securities (a) — 30.5%
	Federal Home Loan Bank
$468,458	0.00%, due 09/03/13	468,458
	Federal National Mortgage Association
54,341	0.01%, due 09/03/13	54,341
	U.S. Treasury Bill
1,000,000	0.00%, due 10/10/13	999,953
	Total U.S. Government & Agency Securities (Cost $1,522,752)	1,522,752

	Repurchase Agreements (a)(b) — 60.6%
3,030,884	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $3,030,897	3,030,884
	Total Repurchase Agreements (Cost $3,030,884)	3,030,884

	Total Investment Securities (Cost $5,137,668) — 102.5%	5,120,130
	Liabilities in excess of other assets — (2.5%)	(122,452)
	Net Assets — 100.0%	$4,997,678

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $643,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(17,538)
Net unrealized depreciation	$(17,538)
Federal income tax cost of investments	$5,137,668

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	$4,971,170	$(81,847)

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,443,986	(137,961)

		$(219,808)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2013

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 78.3%

	U.S. Treasury Inflation-Protected Securities (TIPS) Bond
$3,564,581	0.63%, due 02/15/43	$2,880,436
	Total Long-Term U.S. Treasury Obligation (Cost $3,601,017)	2,880,436

	U.S. Government & Agency Securities (a) — 0.1%
	Federal Home Loan Bank
2,407	0.00%, due 09/03/13	2,407
	Federal National Mortgage Association
279	0.01%, due 09/03/13	279
	Total U.S. Government & Agency Securities (Cost $2,686)	2,686

	Repurchase Agreements (a)(b) — 0.9%
32,913	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $32,913	32,913
	Total Repurchase Agreements (Cost $32,913)	32,913

	Total Investment Securities (Cost $3,636,616) — 79.3%	2,916,035
	Other assets less liabilities — 20.7%	763,394
	Net Assets — 100.0%	$3,679,429

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $18,013.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(725,807)
Net unrealized depreciation	$(725,807)
Federal income tax cost of investments	$3,641,842

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	$(384,774)	$(4,917)

Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	17,616	(72,040)

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(4,869,632)	389,415

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	788,251	18,171

		$330,629

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 82.2%

	U.S. Treasury Bond
$3,578,000	3.13%, due 02/15/43	$3,214,609
	Total Long-Term U.S. Treasury Obligation (Cost $3,603,283)	3,214,609

	U.S. Government & Agency Securities (a) — 0.3%
	Federal Home Loan Bank
11,948	0.00%, due 09/03/13	11,948
	Federal National Mortgage Association
1,386	0.01%, due 09/03/13	1,386
	Total U.S. Government & Agency Securities (Cost $13,334)	13,334

	Repurchase Agreements (a)(b) — 2.9%
115,460	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $115,460	115,460
	Total Repurchase Agreements (Cost $115,460)	115,460

	Total Investment Securities (Cost $3,732,077) — 85.4%	3,343,403
	Other assets less liabilities — 14.6%	573,466
	Net Assets — 100.0%	$3,916,869

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $41,500.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(388,674)
Net unrealized depreciation	$(388,674)
Federal income tax cost of investments	$3,732,077

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$(3,567,722)	$504,901

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(367,049)	(7,213)

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury bond)	2,394,487	(191,022)

		$306,666

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 74.2%

	U.S. Treasury Inflation – Protected Securities (TIPS) Bond
$1,329,479	0.38%, due 07/15/23	$1,296,397
	Total Long-Term U.S. Treasury Obligation (Cost $1,326,652)	1,296,397

	U.S. Government & Agency Securities (a) — 0.2%
	Federal Home Loan Bank
3,184	0.00%, due 09/03/13	3,184
	Federal National Mortgage Association
370	0.01%, due 09/03/13	370
	Total U.S. Government & Agency Securities (Cost $3,554)	3,554

	Repurchase Agreements (a)(b) — 9.5%
166,299	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $166,299	166,299
	Total Repurchase Agreements (Cost $166,299)	166,299

	Total Investment Securities (Cost $1,496,505) — 83.9%	1,466,250
	Other assets less liabilities — 16.1%	281,317
	Net Assets — 100.0%	$1,747,567

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $146,588.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(30,255)
Net unrealized depreciation	$(30,255)
Federal income tax cost of investments	$1,496,505

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	$(5,424,927)	$385,139

Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	552,533	(37,039)

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	(362,841)	(7,113)

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	3,390,493	(371,963)

		$(30,976)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 42.7%

	U.S. Treasury Note
$977,000	1.75%, due 05/15/23	$893,726
	Total Long-Term U.S. Treasury Obligation (Cost $906,286)	893,726

	U.S. Government & Agency Securities (a) — 1.4%
	Federal Home Loan Bank
25,943	0.00%, due 09/03/13	25,943
	Federal National Mortgage Association
3,009	0.01%, due 09/03/13	3,009
	Total U.S. Government & Agency Securities (Cost $28,952)	28,952

	Repurchase Agreements (a)(b) — 12.9%
270,726	Repurchase Agreements with various counterparties, rates 0.00% - 0.05%, dated 08/30/13, due 09/03/13, total to be received $270,726	270,726
	Total Repurchase Agreements (Cost $270,726)	270,726

	Total Investment Securities (Cost $1,205,964) — 57.0%	1,193,404
	Other assets less liabilities — 43.0%	901,881
	Net Assets — 100.0%	$2,095,285

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2013, the aggregate amount held in a segregated account was $110,135.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(12,560)
Net unrealized depreciation	$(12,560)
Federal income tax cost of investments	$1,205,964

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	$(993,450)	$45,849

Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	4,058,936	137,081

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	(5,289,080)	573,659

Bond Index Swap Agreement with Credit Suisse International, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	1,975,288	(103,959)

		$652,630

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 120 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund other than ProShares High Yield-Interest Rate Hedged is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective October 1, 2013)
ProShares UltraShort Europe	ProShares UltraShort FTSE Europe
ProShares Ultra Europe	ProShares Ultra FTSE Europe

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid price for Sovereign and Sub-Sovereign bonds, Covered Bonds, and corporate bonds. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share (“NAV”) of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•        Level 1— Quoted prices in active markets for identical assets.

•        Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2 or 3 as of August 31, 2013, based on levels assigned to securities on May 31, 2013.

The following is a summary of the valuations as of August 31, 2013 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	$—	$—	$—	$—	$6,458,394	$4,649	$25,781	$—	$—	$6,488,824	$—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	261,763	3,737,905	30,792	—	—	4,030,460	—
High Yield-Interest Rate Hedged	—	—	6,721	—	25,820,066	140,348	778,489	—	—	26,738,903	6,721
Global Listed Private Equity ETF	4,069,783	—	—	—	—	4,412	24,477	—	—	4,098,672	—
Hedge Replication ETF	1,946,581	—	2,856	—	—	18,425,688	2,363,115	532,484	—	22,735,384	535,340
Large Cap Core Plus	168,593,444	—	—	—	—	115,000	654,595	8,074,161	—	169,363,039	8,074,161
Merger ETF	3,560,003	—	—	—	—	27,544	452,785	(248,564)	4,770	4,040,332	(243,794)
RAFI® Long/Short	53,162,968	—	—	—	—	1,127,147	6,335,842	(1,863,388)	—	60,625,957	(1,863,388)
Short S&P500®	—	—	5,719,108	—	—	805,494,879	1,260,907,932	60,435,353	—	2,066,402,811	66,154,461
Short QQQ®	—	—	52,187	—	—	99,015,144	99,384,241	(18,924,874)	—	198,399,385	(18,872,687)
Short Dow30SM	—	—	1,302,070	—	—	183,982,323	140,659,799	(25,743,818)	—	324,642,122	(24,441,748)
Short MidCap400	—	—	117,446	—	—	12,102,711	12,205,638	959,517	—	24,308,349	1,076,963
Short Russell2000	—	—	2,348,362	—	—	313,476,847	263,706,349	(48,893,541)	—	577,183,196	(46,545,179)
Short SmallCap600	—	—	—	—	—	5,334,627	14,501,567	555,677	—	19,836,194	555,677
UltraShort Russell3000	—	—	—	—	—	85,730	1,092,303	(212,785)	—	1,178,033	(212,785)
UltraShort S&P500®	—	—	10,276,454	—	—	1,291,787,297	776,913,379	(98,972,892)	—	2,068,700,676	(88,696,438)
UltraShort QQQ®	—	—	512,032	—	—	276,566,467	200,927,886	(83,729,676)	—	477,494,353	(83,217,644)
UltraShort Dow30SM	—	—	1,593,542	—	—	167,154,448	151,102,410	(36,972,483)	—	318,256,858	(35,378,941)
UltraShort MidCap400	—	—	85,375	—	—	7,299,206	9,968,257	(1,147,197)	—	17,267,463	(1,061,822)
UltraShort Russell2000	—	—	988,566	—	—	140,324,310	200,337,218	(26,674,569)	—	340,661,528	(25,686,003)
UltraShort SmallCap600	—	—	—	—	—	1,561,302	4,629,470	(883,296)	—	6,190,772	(883,296)
UltraPro Short S&P500®	—	—	4,986,272	—	—	343,361,743	296,944,298	(99,054,817)	—	640,306,041	(94,068,545)
UltraPro Short QQQ®	—	—	642,563	—	—	142,988,924	89,174,984	(52,264,132)	—	232,163,908	(51,621,569)
UltraPro Short Dow30 SM	—	—	1,148,622	—	—	53,197,484	66,826,478	(6,795,089)	—	120,023,962	(5,646,467)
UltraPro Short MidCap400	—	—	42,852	—	—	783,138	4,667,030	57,027	—	5,450,168	99,879
UltraPro Short Russell2000	—	—	150,044	—	—	28,315,943	46,146,136	(2,450,751)	—	74,462,079	(2,300,707)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Russell1000 Value	—	—	—	—	—	131,637	955,194	(85,323)	—	1,086,831	(85,323)
UltraShort Russell1000 Growth	—	—	—	—	—	585,253	4,005,890	(322,228)	—	4,591,143	(322,228)
UltraShort Russell MidCap Value	—	—	—	—	—	112,916	1,048,808	(337,912)	—	1,161,724	(337,912)
UltraShort Russell MidCap Growth	—	—	—	—	—	162,913	1,489,533	(447,159)	—	1,652,446	(447,159)
UltraShort Russell2000 Value	—	—	—	—	—	358,035	2,375,724	(144,661)	—	2,733,759	(144,661)
UltraShort Russell2000 Growth	—	—	—	—	—	733,627	5,034,231	(737,797)	—	5,767,858	(737,797)
Short Basic Materials	—	—	—	—	—	353,132	2,651,570	(202,560)	—	3,004,702	(202,560)
Short Financials	—	—	—	—	—	19,371,137	23,413,070	(5,505,795)	—	42,784,207	(5,505,795)
Short Oil & Gas	—	—	—	—	—	554,896	3,828,417	(332,245)	—	4,383,313	(332,245)
Short Real Estate	—	—	—	—	—	23,326,534	21,487,433	2,376,643	—	44,813,967	2,376,643
Short KBW Regional Banking	—	—	—	—	—	123,853	1,537,915	51,284	—	1,661,768	51,284
UltraShort Basic Materials	—	—	—	—	—	3,581,246	26,905,876	(3,815,079)	—	30,487,122	(3,815,079)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	663,062	6,600,044	(2,007,036)	—	7,263,106	(2,007,036)
UltraShort Consumer Goods	—	—	—	—	—	626,204	4,444,364	(199,238)	—	5,070,568	(199,238)
UltraShort Consumer Services	—	—	—	—	—	729,760	5,971,896	(1,245,490)	—	6,701,656	(1,245,490)
UltraShort Financials	—	—	—	—	—	33,529,167	98,405,040	(5,147,671)	—	131,934,207	(5,147,671)
UltraShort Health Care	—	—	—	—	—	418,386	4,138,089	(1,400,948)	—	4,556,475	(1,400,948)
UltraShort Industrials	—	—	—	—	—	640,720	4,965,527	(1,006,674)	—	5,606,247	(1,006,674)
UltraShort Oil & Gas	—	—	—	—	—	31,942,942	40,346,121	(4,004,695)	—	72,289,063	(4,004,695)
UltraShort Real Estate	—	—	—	—	—	27,329,598	33,390,298	(537,554)	—	60,719,896	(537,554)
UltraShort Semiconductors	—	—	—	—	—	1,240,857	8,866,785	(575,631)	—	10,107,642	(575,631)
UltraShort Technology	—	—	—	—	—	1,048,643	7,038,858	(408,228)	—	8,087,501	(408,228)
UltraShort Telecommunications	—	—	—	—	—	154,318	1,566,640	(442,747)	—	1,720,958	(442,747)
UltraShort Utilities	—	—	—	—	—	442,753	3,734,593	(113,730)	—	4,177,346	(113,730)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Financials	—	—	—	—	—	226,441	2,227,191	(310,794)	—	2,453,632	(310,794)
Short MSCI EAFE	—	—	—	—	—	37,226,443	89,173,465	(28,260,859)	—	126,399,908	(28,260,859)
Short MSCI Emerging Markets	—	—	—	—	—	149,805,224	213,120,646	(3,869,952)	—	362,925,870	(3,869,952)
Short FTSE China 25	—	—	—	—	—	705,310	4,842,296	(120,237)	—	5,547,606	(120,237)
UltraShort MSCI EAFE	—	—	—	—	—	5,302,784	12,777,498	(4,786,383)	—	18,080,282	(4,786,383)
UltraShort MSCI Emerging Markets	—	—	—	—	—	49,477,975	86,347,573	(11,487,011)	—	135,825,548	(11,487,011)
UltraShort FTSE Europe	—	—	—	—	—	24,317,675	40,597,731	(26,550,224)	—	64,915,406	(26,550,224)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	130,401	1,255,228	(50,908)	—	1,385,629	(50,908)
UltraShort MSCI Brazil Capped	—	—	—	—	—	6,266,108	11,797,169	2,820,459	—	18,063,277	2,820,459
UltraShort FTSE China 25	—	—	—	—	—	65,328,456	85,860,214	(23,354,165)	—	151,188,670	(23,354,165)
UltraShort MSCI Japan	—	—	—	—	—	2,371,629	12,456,741	(6,004,427)	—	14,828,370	(6,004,427)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	163,072	1,361,614	(145,456)	—	1,524,686	(145,456)
Short 7-10 Year Treasury	—	—	(890)	—	—	23,554,867	25,853,213	1,333,527	—	49,408,080	1,332,637
Short 20+ Year Treasury	—	—	(99,465)	—	—	604,759,860	799,414,880	77,469,165	—	1,404,174,740	77,369,700
Short High Yield	—	—	—	—	—	28,948,654	39,489,701	(4,908,283)	—	68,438,355	(4,908,283)
Short Investment Grade Corporate	—	—	—	—	—	658,846	3,925,802	69,308	—	4,584,648	69,308
UltraShort 3-7 Year Treasury	—	—	—	—	—	587,716	3,606,088	(63,659)	—	4,193,804	(63,659)
UltraShort 7-10 Year Treasury	—	—	(7,121)	—	—	180,690,800	181,547,550	5,501,819	—	362,238,350	5,494,698
UltraShort 20+ Year Treasury	—	—	(352,724)	—	—	1,624,930,597	1,990,744,343	357,604,562	—	3,615,674,940	357,251,838
UltraShort TIPS	—	—	—	—	—	1,257,278	7,105,570	494,220	—	8,362,848	494,220
UltraPro Short 20+ Year Treasury	—	—	(7,523)	—	—	10,212,927	61,459,838	15,489,063	—	71,672,765	15,481,540
Ultra Russell3000	792,088	1	—	—	—	83,013	843,954	1,403,398	—	1,719,056	1,403,398
Ultra S&P500®	835,795,980	—	1,700,831	—	—	255,405,185	291,390,447	26,756,648	—	1,382,591,612	28,457,479
Ultra QQQ®	260,512,293	—	321,676	—	—	89,628,319	99,378,432	37,910,259	—	449,519,044	38,231,935
Ultra Dow30 SM	146,306,758	—	(155,331)	—	—	53,346,304	41,177,522	(1,439,648)	—	240,830,584	(1,594,979)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MidCap400	1,003,899,095	—	(8,501,774)	—	—	153,757,001	179,196,554	(65,595,625)	—	1,336,852,650	(74,097,399)
Ultra Russell2000	832,228,888	4,122	4,410,219	509	—	251,087,478	297,179,592	(5,201,737)	—	1,380,500,589	(791,518)
Ultra SmallCap600	13,015,999	—	—	—	—	2,751,033	4,861,274	2,982,007	—	20,628,306	2,982,007
UltraPro S&P500®	287,291,974	—	792,108	—	—	4,401,678	58,777,101	48,821,271	—	350,470,753	49,613,379
UltraPro QQQ®	111,515,105	—	1,438,174	—	—	1,386,080	18,918,061	70,326,568	—	131,819,246	71,764,742
UltraPro Dow30 SM	46,265,675	—	26,620	—	—	1,197,624	15,286,516	8,906,426	—	62,749,815	8,933,046
UltraPro MidCap400	20,270,479	—	7,485	—	—	204,098	1,603,432	3,079,146	—	22,078,009	3,086,631
UltraPro Russell2000	80,002,125	452	333,889	51	—	1,428,674	9,386,738	30,819,510	—	90,818,040	31,153,399
Ultra Russell1000 Value	4,309,327	—	—	—	—	405,868	2,584,035	9,475	—	7,299,230	9,475
Ultra Russell1000 Growth	5,145,201	—	—	—	—	881,520	5,261,872	1,267,305	—	11,288,593	1,267,305
Ultra Russell MidCap Value	5,318,521	—	—	—	—	386,061	2,366,477	802,969	—	8,071,059	802,969
Ultra Russell MidCap Growth	6,565,228	—	—	—	—	576,464	3,572,349	641,119	—	10,714,041	641,119
Ultra Russell2000 Value	6,186,586	59	—	1	—	524,580	3,179,889	3,351	—	9,891,115	3,351
Ultra Russell2000 Growth	10,347,853	4	—	12	—	741,997	4,408,817	1,355,339	—	15,498,683	1,355,339
Ultra Basic Materials	59,889,547	—	—	—	—	5,229,162	36,616,514	9,630,121	—	101,735,223	9,630,121
Ultra Nasdaq Biotechnology	98,340,781	—	—	—	—	586,636	7,719,720	22,281,580	—	106,647,137	22,281,580
Ultra Consumer Goods	6,127,195	—	—	—	—	42,500	869,971	2,803,007	—	7,039,666	2,803,007
Ultra Consumer Services	13,457,083	—	—	—	—	117,410	1,139,845	2,302,031	—	14,714,338	2,302,031
Ultra Financials	561,869,355	—	—	—	—	52,500,551	132,914,293	(1,874,553)	—	747,284,199	(1,874,553)
Ultra Health Care	48,362,631	—	—	—	—	1,288,723	11,281,247	6,859,604	—	60,932,601	6,859,604
Ultra Industrials	16,429,455	—	—	—	—	102,488	854,754	5,087,422	—	17,386,697	5,087,422
Ultra Oil & Gas	92,265,473	—	—	—	—	4,683,403	22,024,177	13,610,797	—	118,973,053	13,610,797
Ultra Real Estate	282,402,673	—	—	—	—	5,373,090	20,957,835	24,944,956	—	308,733,598	24,944,956
Ultra KBW Regional Banking	16,555,349	—	—	—	—	542,129	4,100,186	(735,116)	—	21,197,664	(735,116)
Ultra Semiconductors	21,618,930	—	—	—	—	1,408,420	8,113,328	(1,854,059)	—	31,140,678	(1,854,059)
Ultra Technology	56,858,553	—	—	—	—	4,629,556	34,436,348	9,436,879	—	95,924,457	9,436,879
Ultra Telecommunications	3,174,317	—	—	—	—	148,569	909,397	609,715	—	4,232,283	609,715
Ultra Utilities	11,571,976	—	—	—	—	299,663	2,573,741	(699)	—	14,445,380	(699)
UltraPro Financials	16,128,030	—	—	—	—	8,241	50,393	1,287,512	—	16,186,664	1,287,512

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI EAFE	—	—	—	—	—	450,528	3,635,984	4,108,715	—	4,086,512	4,108,715
Ultra MSCI Emerging Markets	—	—	—	—	—	17,506,917	19,940,012	(3,006,488)	—	37,446,929	(3,006,488)
Ultra FTSE Europe	—	—	—	—	—	1,287,041	8,942,080	2,572,635	—	10,229,121	2,572,635
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	51,886	799,488	852,952	—	851,374	852,952
Ultra MSCI Brazil Capped	—	—	—	—	—	875,720	10,529,565	(5,741,507)	—	11,405,285	(5,741,507)
Ultra FTSE China 25	—	—	—	—	—	13,220,738	22,989,643	(598,308)	—	36,210,381	(598,308)
Ultra MSCI Japan	—	—	—	—	—	7,666,658	15,214,774	3,607,946	—	22,881,432	3,607,946
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	406,372	2,904,811	281,890	—	3,311,183	281,890
Ultra 7-10 Year Treasury	—	—	341	—	710,312	21,091,958	40,762,433	(44,792,011)	—	62,564,703	(44,791,670)
Ultra 20+ Year Treasury	—	—	5,055	—	3,561,035	1,839,640	13,191,980	(2,272,835)	—	18,592,655	(2,267,780)
Ultra High Yield	290,036	—	—	—	—	121,934	832,079	696,916	—	1,244,049	696,916
Ultra Investment Grade Corporate	566,494	—	—	—	—	1,522,752	3,030,884	(219,808)	—	5,120,130	(219,808)
30 Year TIPS/TSY Spread	—	—	—	—	2,880,436	2,686	32,913	330,629	—	2,916,035	330,629
Short 30 Year TIPS/TSY Spread	—	—	—	—	3,214,609	13,334	115,460	306,666	—	3,343,403	306,666
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	1,296,397	3,554	166,299	(30,976)	—	1,466,250	(30,976)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	893,726	28,952	270,726	652,630	—	1,193,404	652,630

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2013, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.04%, dated 08/30/13, due 09/03/13 (1)	BNP Paribas Securities Corp., 0.04%, dated 08/30/13, due 09/03/13 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/30/13, due 09/03/13 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/30/13, due 09/03/13 (4)	Credit Suisse (USA) LLC, 0.04%, dated 08/30/13, due 09/03/13 (5)	Credit Suisse (USA) LLC, 0.05%, dated 08/30/13, due 09/03/13 (6)	ING Financial Markets LLC, 0.04%, dated 08/30/13, due 09/03/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/30/13, due 09/03/13 (8)	UBS Securities LLC, 0.00%, dated 08/30/13, due 09/03/13 (9)	UBS Securities LLC, 0.02%, dated 08/30/13, due 09/03/13 (10)	UBS Securities LLC, 0.03%, dated 08/30/13, due 09/03/13 (11)	UBS Securities LLC, 0.04%, dated 08/30/13, due 09/03/13 (12)	Total

USD Covered Bond	$1,333	$11,828	$1,116	$666	$209	$666	$1,000	$2,832	$50	$333	$1,583	$4,165	$25,781
German Sovereign/Sub-Sovereign ETF	1,592	14,127	1,333	796	250	796	1,194	3,382	60	398	1,890	4,974	30,792
High Yield-Interest Rate Hedged	40,243	357,159	33,704	20,122	6,321	20,122	30,182	85,517	1,509	10,061	47,789	125,760	778,489
Global Listed Private Equity ETF	1,265	11,230	1,060	633	198	632	949	2,689	47	316	1,503	3,955	24,477
Hedge Replication ETF	122,159	1,084,161	102,308	61,079	19,190	61,079	91,619	259,588	4,581	30,540	145,064	381,747	2,363,115
Large Cap Core Plus	32,975	292,654	27,617	16,488	7,124	22,587	24,731	71,291	1,664	8,854	42,513	106,097	654,595
Merger ETF	7,898	70,093	6,614	3,949	36,159	113,489	5,923	38,691	7,964	12,928	69,626	79,451	452,785
RAFI® Long/Short	323,196	2,868,366	270,677	161,598	60,519	192,175	242,397	692,907	14,260	83,857	400,613	1,025,277	6,335,842
Short S&P500®	63,814,587	566,354,460	53,444,717	31,907,294	13,102,280	41,561,534	47,860,940	137,536,846	3,068,844	16,919,071	81,089,654	204,247,705	1,260,907,932
Short QQQ®	4,025,169	35,723,373	3,371,079	2,012,584	3,136,947	9,869,761	3,018,877	10,124,919	700,946	1,792,010	9,101,335	16,507,241	99,384,241
Short Dow30SM	6,027,940	53,497,965	5,048,399	3,013,970	3,746,360	11,795,931	4,520,955	14,565,764	840,785	2,385,181	11,988,257	23,228,292	140,659,799
Short MidCap400	603,125	5,352,732	505,117	301,562	157,416	498,159	452,344	1,320,960	36,379	170,441	824,339	1,983,064	12,205,638
Short Russell2000	11,611,405	103,051,223	9,724,552	5,805,703	6,373,620	20,077,971	8,708,554	27,528,690	1,434,486	4,330,078	21,638,291	43,421,776	263,706,349
Short SmallCap600	669,534	5,942,112	560,735	334,767	285,551	900,608	502,150	1,535,928	64,716	223,968	1,106,284	2,375,214	14,501,567
UltraShort Russell3000	24,582	218,165	20,587	12,291	75,649	237,493	18,436	97,277	16,686	28,665	153,052	189,420	1,092,303
UltraShort S&P500®	34,959,705	310,267,382	29,278,753	17,479,852	17,204,615	54,223,417	26,219,779	81,638,085	3,883,038	12,414,283	61,723,610	127,620,860	776,913,379
UltraShort QQQ®	8,188,970	72,677,106	6,858,262	4,094,485	6,234,872	19,618,104	6,141,727	20,506,284	1,393,740	3,599,604	18,262,392	33,352,340	200,927,886
UltraShort Dow30SM	6,349,461	56,351,465	5,317,673	3,174,730	4,288,379	13,498,594	4,762,096	15,557,378	960,775	2,619,752	13,218,110	25,003,997	151,102,410
UltraShort MidCap400	372,663	3,307,384	312,105	186,332	379,694	1,193,808	279,497	993,404	84,498	193,913	996,649	1,668,310	9,968,257
UltraShort Russell2000	7,551,896	67,023,077	6,324,713	3,775,948	7,500,441	23,583,705	5,663,922	20,009,330	1,669,739	3,868,750	19,862,143	33,503,554	200,337,218
UltraShort SmallCap600	160,965	1,428,560	134,808	80,482	201,698	633,897	120,723	452,733	44,775	95,583	495,524	779,722	4,629,470
UltraPro Short S&P500®	7,564,988	67,139,273	6,335,678	3,782,494	18,717,238	58,771,686	5,673,742	27,073,439	4,132,930	7,390,166	39,227,479	51,135,185	296,944,298
UltraPro Short QQQ®	3,442,658	30,553,586	2,883,226	1,721,328	3,168,719	9,965,243	2,581,993	8,964,430	706,174	1,685,056	8,622,309	14,880,262	89,174,984
UltraPro Short Dow30SM	2,553,200	22,659,653	2,138,305	1,276,600	2,430,471	7,642,914	1,914,900	6,698,813	541,387	1,274,931	6,533,397	11,161,907	66,826,478
UltraPro Short MidCap400	224,556	1,992,933	188,065	112,278	72,881	230,247	168,417	500,775	16,679	67,936	331,542	760,721	4,667,030
UltraPro Short Russell2000	1,811,436	16,076,483	1,517,077	905,717	1,577,049	4,960,338	1,358,576	4,660,223	351,752	858,321	4,381,120	7,688,044	46,146,136
UltraShort Russell1000 Value	37,745	334,989	31,611	18,872	32,121	101,037	28,309	96,641	7,167	17,653	90,013	159,036	955,194
UltraShort Russell1000 Growth	167,814	1,489,353	140,545	83,907	114,772	361,254	125,862	412,075	25,707	69,688	351,820	663,093	4,005,890
UltraShort Russell MidCap Value	32,377	287,348	27,116	16,189	54,260	170,449	24,283	99,654	12,012	23,520	123,291	178,309	1,048,808
UltraShort Russell MidCap Growth	46,714	414,583	39,123	23,357	75,529	237,277	35,035	142,050	16,726	33,070	173,129	252,940	1,489,533
UltraShort Russell2000 Value	102,662	911,129	85,980	51,331	61,492	193,644	76,997	246,620	13,812	39,897	200,184	391,976	2,375,724
UltraShort Russell2000 Growth	210,359	1,866,937	176,176	105,179	145,354	457,498	157,769	517,477	32,551	87,822	443,577	833,532	5,034,231
Short Basic Materials	101,257	898,653	84,802	50,629	96,543	303,589	75,942	265,763	21,504	50,610	259,371	442,907	2,651,570
Short Financials	967,774	8,588,998	810,511	483,887	698,123	2,197,018	725,831	2,399,146	156,211	413,257	2,091,454	3,880,860	23,413,070
Short Oil & Gas	159,110	1,412,102	133,255	79,555	112,346	353,582	119,333	392,914	25,149	67,180	339,658	634,233	3,828,417
Short Real Estate	954,103	8,467,666	799,061	477,052	502,630	1,583,642	715,577	2,248,787	113,240	349,185	1,741,622	3,534,868	21,487,433
Short KBW Regional Banking	35,513	315,181	29,742	17,757	104,619	328,452	26,635	137,605	23,081	39,948	213,055	266,327	1,537,915
UltraShort Basic Materials	740,151	6,568,838	619,875	370,076	1,581,400	4,966,286	555,113	2,492,064	349,491	644,660	3,406,845	4,611,077	26,905,876

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.04%, dated 08/30/13, due 09/03/13 (1)	BNP Paribas Securities Corp., 0.04%, dated 08/30/13, due 09/03/13 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/30/13, due 09/03/13 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/30/13, due 09/03/13 (4)	Credit Suisse (USA) LLC, 0.04%, dated 08/30/13, due 09/03/13 (5)	Credit Suisse (USA) LLC, 0.05%, dated 08/30/13, due 09/03/13 (6)	ING Financial Markets LLC, 0.04%, dated 08/30/13, due 09/03/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/30/13, due 09/03/13 (8)	UBS Securities LLC, 0.00%, dated 08/30/13, due 09/03/13 (9)	UBS Securities LLC, 0.02%, dated 08/30/13, due 09/03/13 (10)	UBS Securities LLC, 0.03%, dated 08/30/13, due 09/03/13 (11)	UBS Securities LLC, 0.04%, dated 08/30/13, due 09/03/13 (12)	Total

UltraShort Nasdaq Biotechnology	190,126	1,687,365	159,230	95,063	369,979	1,162,017	142,594	617,408	81,817	154,227	812,598	1,127,620	6,600,044
UltraShort Consumer Goods	179,557	1,593,569	150,379	89,779	141,212	444,282	134,668	452,460	31,549	80,340	408,201	738,368	4,444,364
UltraShort Consumer Services	209,251	1,857,099	175,247	104,625	256,812	807,141	156,938	585,161	57,023	122,564	634,869	1,005,166	5,971,896
UltraShort Financials	2,446,042	21,708,625	2,048,560	1,223,021	6,330,376	19,876,421	1,834,532	8,928,520	1,397,465	2,476,851	13,164,045	16,970,582	98,405,040
UltraShort Health Care	119,967	1,064,708	100,472	59,984	230,372	723,557	89,976	387,645	50,949	96,349	507,426	706,684	4,138,089
UltraShort Industrials	183,719	1,630,505	153,865	91,859	193,154	607,259	137,789	493,483	42,967	97,470	501,636	831,821	4,965,527
UltraShort Oil & Gas	1,704,747	15,129,632	1,427,726	852,375	1,125,431	3,542,808	1,278,560	4,160,675	252,258	695,230	3,504,126	6,672,553	40,346,121
UltraShort Real Estate	1,528,763	13,567,772	1,280,339	764,382	684,423	2,158,073	1,146,572	3,527,360	154,887	521,560	2,581,937	5,474,230	33,390,298
UltraShort Semiconductors	355,801	3,157,736	297,984	177,901	286,809	902,298	266,851	900,956	64,050	161,390	820,932	1,474,077	8,866,785
UltraShort Technology	300,686	2,668,589	251,825	150,343	189,490	596,605	225,515	728,209	42,514	119,798	602,509	1,162,775	7,038,858
UltraShort Telecommunications	44,249	392,707	37,058	22,124	89,667	281,609	33,186	145,925	19,823	37,011	195,262	268,019	1,566,640
UltraShort Utilities	126,955	1,126,720	106,325	63,477	168,774	530,370	95,216	363,157	37,443	78,428	407,549	630,179	3,734,593
UltraPro Short Financials	64,929	576,247	54,378	32,465	123,235	387,063	48,697	208,894	27,257	51,692	272,132	380,202	2,227,191
Short MSCI EAFE	3,322,275	29,485,180	2,782,404	1,661,137	3,420,679	10,754,797	2,491,706	8,878,564	761,141	1,739,934	8,946,713	14,928,935	89,173,465
Short MSCI Emerging Markets	9,048,191	80,302,694	7,577,860	4,524,095	5,854,408	18,430,739	6,786,143	22,008,734	1,312,772	3,652,712	18,393,380	35,228,918	213,120,646
Short FTSE China 25	202,239	1,794,874	169,375	101,120	140,021	440,710	151,680	497,677	31,355	84,519	426,934	801,792	4,842,296
UltraShort MSCI EAFE	373,656	3,316,199	312,937	186,828	704,585	2,213,020	280,242	1,199,258	155,846	296,033	1,558,122	2,180,772	12,777,498
UltraShort MSCI Emerging Markets	2,518,181	22,348,855	2,108,976	1,259,090	4,775,902	15,000,444	1,888,636	8,099,405	1,056,327	2,003,681	10,548,084	14,739,992	86,347,573
UltraShort FTSE Europe	1,238,635	10,992,888	1,037,357	619,318	2,130,963	6,693,885	928,976	3,847,014	471,669	917,115	4,811,892	6,908,019	40,597,731
UltraShort MSCI Pacific ex-Japan	37,391	331,845	31,315	18,696	67,784	212,913	28,043	118,299	14,997	28,769	151,221	213,955	1,255,228
UltraShort MSCI Brazil Capped	363,164	3,223,083	304,150	181,582	612,458	1,923,936	272,373	1,120,196	135,584	265,026	1,389,552	2,006,065	11,797,169
UltraShort FTSE China 25	2,675,791	23,747,646	2,240,975	1,337,896	4,389,071	13,788,062	2,006,843	8,176,089	971,854	1,913,964	10,025,093	14,586,930	85,860,214
UltraShort MSCI Japan	278,628	2,472,826	233,351	139,314	866,283	2,719,594	208,971	1,108,141	191,068	327,686	1,750,026	2,160,853	12,456,741
UltraShort MSCI Mexico Capped IMI	46,759	414,986	39,161	23,379	60,547	190,272	35,069	132,741	13,436	28,379	147,317	229,568	1,361,614
Short 7-10 Year Treasury	1,306,962	11,599,287	1,094,581	653,481	271,723	861,811	980,221	2,818,960	63,594	347,573	1,666,599	4,188,421	25,853,213
Short 20+ Year Treasury	40,661,366	360,869,625	34,053,894	20,330,683	7,881,757	25,017,940	30,496,025	87,342,854	1,852,909	10,634,067	50,863,363	129,410,397	799,414,880
Short High Yield	1,706,020	15,140,930	1,428,792	853,010	1,023,084	3,221,751	1,279,515	4,099,041	229,788	663,379	3,328,707	6,515,684	39,489,701
Short Investment Grade Corporate	188,916	1,676,633	158,217	94,458	61,253	193,514	141,687	421,260	14,018	57,135	278,819	639,892	3,925,802
UltraShort 3-7 Year Treasury	168,521	1,495,620	141,136	84,260	66,760	210,641	126,390	383,382	15,166	54,768	269,628	589,816	3,606,088
UltraShort 7-10 Year Treasury	8,803,056	78,127,126	7,372,561	4,401,528	2,692,997	8,511,407	6,602,292	19,528,471	617,806	2,611,752	12,714,063	29,564,491	181,547,550
UltraShort 20+ Year Treasury	95,219,264	845,070,965	79,746,133	47,609,632	32,273,372	101,928,371	71,414,448	213,204,683	7,373,034	29,236,690	142,948,182	324,719,569	1,990,744,343
UltraShort TIPS	360,510	3,199,523	301,927	180,255	71,957	228,327	270,382	775,697	16,884	94,935	454,545	1,150,628	7,105,570
UltraPro Short 20+ Year Treasury	2,928,438	25,989,892	2,452,567	1,464,220	1,019,924	3,220,623	2,196,329	6,574,213	232,765	907,750	4,443,544	10,029,573	61,459,838
Ultra Russell3000	23,803	211,252	19,935	11,902	48,375	151,926	17,852	78,586	10,694	19,953	105,279	144,397	843,954
Ultra S&P500®	11,589,536	102,857,134	9,706,237	5,794,768	9,641,611	30,329,731	8,692,152	29,534,757	2,152,055	5,350,880	27,256,804	48,484,782	291,390,447
Ultra QQQ®	4,482,601	39,783,081	3,754,178	2,241,300	2,178,203	6,865,403	3,361,950	10,450,347	491,785	1,583,060	7,866,345	16,320,179	99,378,432
Ultra Dow30SM	1,820,773	16,159,362	1,524,897	910,387	979,187	3,084,869	1,365,580	4,304,040	220,493	672,642	3,358,134	6,777,158	41,177,522
Ultra MidCap400	7,677,914	68,141,475	6,430,252	3,838,956	4,775,917	15,037,587	5,758,435	18,555,291	1,071,826	3,039,341	15,276,768	29,592,792	179,196,554

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.04%, dated 08/30/13, due 09/03/13 (1)	BNP Paribas Securities Corp., 0.04%, dated 08/30/13, due 09/03/13 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/30/13, due 09/03/13 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/30/13, due 09/03/13 (4)	Credit Suisse (USA) LLC, 0.04%, dated 08/30/13, due 09/03/13 (5)	Credit Suisse (USA) LLC, 0.05%, dated 08/30/13, due 09/03/13 (6)	ING Financial Markets LLC, 0.04%, dated 08/30/13, due 09/03/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/30/13, due 09/03/13 (8)	UBS Securities LLC, 0.00%, dated 08/30/13, due 09/03/13 (9)	UBS Securities LLC, 0.02%, dated 08/30/13, due 09/03/13 (10)	UBS Securities LLC, 0.03%, dated 08/30/13, due 09/03/13 (11)	UBS Securities LLC, 0.04%, dated 08/30/13, due 09/03/13 (12)	Total

Ultra Russell2000	14,651,810	130,034,818	12,270,891	7,325,905	3,901,641	12,345,053	10,988,858	32,138,927	900,783	4,164,868	20,159,556	48,296,482	297,179,592
Ultra SmallCap600	215,386	1,911,549	180,386	107,693	114,695	361,356	161,539	508,427	25,833	79,213	395,285	799,912	4,861,274
UltraPro S&P500®	1,262,130	11,201,402	1,057,034	631,064	4,197,674	13,177,474	946,597	5,191,308	925,579	1,570,173	8,399,305	10,217,361	58,777,101
UltraPro QQQ®	397,442	3,527,299	332,858	198,721	1,369,475	4,298,996	298,082	1,664,620	301,923	509,388	2,727,113	3,292,144	18,918,061
UltraPro Dow30SM	343,405	3,047,717	287,601	171,702	1,059,973	3,327,680	257,554	1,360,930	233,796	401,449	2,143,581	2,651,128	15,286,516
UltraPro MidCap400	58,524	519,390	49,013	29,261	64,052	201,358	43,892	158,780	14,241	31,840	164,149	268,932	1,603,432
UltraPro Russell2000	409,656	3,635,694	343,087	204,828	234,531	738,687	307,242	977,290	52,732	155,800	780,088	1,547,103	9,386,738
Ultra Russell1000 Value	116,378	1,032,857	97,467	58,189	57,011	179,683	87,284	271,603	12,869	41,244	205,021	424,429	2,584,035
Ultra Russell1000 Growth	252,766	2,243,295	211,691	126,383	83,031	262,292	189,574	564,309	18,992	76,782	374,910	857,847	5,261,872
Ultra Russell MidCap Value	110,698	982,449	92,710	55,349	43,585	137,525	83,024	251,669	9,904	35,892	176,651	387,021	2,366,477
Ultra Russell MidCap Growth	165,294	1,466,988	138,434	82,647	69,589	219,495	123,972	378,620	15,778	55,009	271,554	584,969	3,572,349
Ultra Russell2000 Value	150,417	1,334,954	125,975	75,209	55,070	173,839	112,813	339,363	12,546	47,467	232,867	519,369	3,179,889
Ultra Russell2000 Growth	212,759	1,888,236	178,186	106,380	67,535	213,391	159,569	473,515	15,469	63,891	311,508	718,378	4,408,817
Ultra Basic Materials	1,499,401	13,307,188	1,255,749	749,701	1,121,423	3,528,761	1,124,551	3,742,040	250,762	652,756	3,309,022	6,075,160	36,616,514
Ultra Nasdaq Biotechnology	168,211	1,492,873	140,877	84,106	546,198	1,714,672	126,159	683,562	120,448	205,109	1,096,562	1,340,943	7,719,720
Ultra Consumer Goods	12,186	108,154	10,207	6,093	75,733	237,668	9,140	72,211	16,667	26,204	141,838	153,870	869,971
Ultra Consumer Services	33,666	298,784	28,195	16,833	62,157	195,232	25,249	107,220	13,750	26,256	138,098	194,405	1,139,845
Ultra Financials	3,584,692	31,814,144	3,002,180	1,792,346	7,962,108	25,003,463	2,688,519	12,259,694	1,759,204	3,217,285	17,022,936	22,807,722	132,914,293
Ultra Health Care	369,526	3,279,547	309,478	184,763	539,084	1,693,803	277,145	1,087,051	119,490	243,286	1,268,784	1,909,290	11,281,247
Ultra Industrials	29,387	260,811	24,612	14,694	37,936	119,219	22,040	83,353	8,419	17,799	92,386	144,098	854,754
Ultra Oil & Gas	769,452	6,828,886	644,416	384,726	951,844	2,991,533	577,089	2,156,447	211,331	453,044	2,347,468	3,707,941	22,024,177
Ultra Real Estate	462,652	4,106,037	387,471	231,326	1,470,308	4,615,785	346,989	1,860,027	324,262	554,109	2,960,852	3,638,017	20,957,835
Ultra KBW Regional Banking	155,449	1,379,613	130,189	77,725	151,645	476,839	116,587	410,153	33,767	78,774	404,109	685,336	4,100,186
Ultra Semiconductors	403,848	3,584,149	338,222	201,924	98,482	311,848	302,886	880,162	22,839	111,954	540,027	1,316,987	8,113,328
Ultra Technology	1,327,471	11,781,309	1,111,757	663,736	1,227,769	3,861,141	995,604	3,460,358	273,599	651,608	3,334,945	5,747,051	34,436,348
Ultra Telecommunications	42,601	378,080	35,678	21,300	16,621	52,448	31,950	96,756	3,778	13,765	67,719	148,701	909,397
Ultra Utilities	85,925	762,581	71,962	42,962	119,596	375,800	64,443	249,157	26,521	54,765	285,096	434,933	2,573,741
UltraPro Financials	2,363	20,970	1,979	1,181	917	2,893	1,772	5,363	208	762	3,747	8,238	50,393
Ultra MSCI EAFE	129,184	1,146,504	108,191	64,592	152,628	479,735	96,888	357,544	33,904	73,810	381,734	611,270	3,635,984
Ultra MSCI Emerging Markets	719,078	6,381,821	602,228	359,539	814,770	2,561,161	539,309	1,968,366	181,079	399,932	2,064,798	3,347,931	19,940,012
Ultra FTSE Europe	369,044	3,275,268	309,075	184,523	267,836	842,872	276,783	915,889	59,924	158,096	800,332	1,482,438	8,942,080
Ultra MSCI Pacific ex-Japan	14,878	132,040	12,460	7,439	61,893	194,269	11,158	68,981	13,636	22,402	120,424	139,908	799,488
Ultra MSCI Brazil Capped	251,102	2,228,533	210,298	125,551	699,628	2,196,589	188,327	947,800	154,389	269,879	1,437,255	1,820,214	10,529,565
Ultra FTSE China 25	924,242	8,202,652	774,053	462,121	740,015	2,328,124	693,182	2,337,216	165,279	417,661	2,123,839	3,821,259	22,989,643
Ultra MSCI Japan	477,940	4,241,714	400,274	238,970	769,847	2,418,499	358,455	1,451,527	170,490	337,438	1,766,294	2,583,326	15,214,774
Ultra MSCI Mexico Capped IMI	116,522	1,034,137	97,588	58,260	94,044	295,861	87,392	295,130	21,002	52,891	269,051	482,933	2,904,811
Ultra 7-10 Year Treasury	437,774	3,885,248	366,636	218,887	3,827,494	12,010,268	328,331	3,288,547	841,813	1,288,582	7,005,117	7,263,736	40,762,433
Ultra 20+ Year Treasury	527,495	4,681,521	441,777	263,748	430,619	1,354,676	395,621	1,339,113	96,146	240,966	1,226,411	2,193,887	13,191,980

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.04%, dated 08/30/13, due 09/03/13 (1)	BNP Paribas Securities Corp., 0.04%, dated 08/30/13, due 09/03/13 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/30/13, due 09/03/13 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/30/13, due 09/03/13 (4)	Credit Suisse (USA) LLC, 0.04%, dated 08/30/13, due 09/03/13 (5)	Credit Suisse (USA) LLC, 0.05%, dated 08/30/13, due 09/03/13 (6)	ING Financial Markets LLC, 0.04%, dated 08/30/13, due 09/03/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/30/13, due 09/03/13 (8)	UBS Securities LLC, 0.00%, dated 08/30/13, due 09/03/13 (9)	UBS Securities LLC, 0.02%, dated 08/30/13, due 09/03/13 (10)	UBS Securities LLC, 0.03%, dated 08/30/13, due 09/03/13 (11)	UBS Securities LLC, 0.04%, dated 08/30/13, due 09/03/13 (12)	Total

Ultra High Yield	34,963	310,298	29,282	17,482	23,618	74,343	26,222	85,669	5,291	14,427	72,793	137,691	832,079
Ultra Investment Grade Corporate	149,907	1,330,420	125,547	74,953	38,797	122,786	112,430	328,118	8,970	42,260	204,322	492,374	3,030,884
30 Year TIPS/TSY Spread	770	6,836	645	385	2,218	6,962	579	2,952	489	850	4,532	5,695	32,913
Short 30 Year TIPS/TSY Spread	3,823	33,932	3,202	1,912	5,431	17,065	2,867	11,155	1,204	2,471	12,874	19,524	115,460
UltraPro 10 Year TIPS/TSY Spread	1,019	9,043	853	509	17,222	54,033	764	12,870	3,785	5,607	30,648	29,946	166,299
UltraPro Short 10 Year TIPS/TSY Spread	8,302	73,677	6,953	4,150	14,123	44,363	6,226	25,684	3,126	6,097	31,976	46,049	270,726
	$400,000,000	$3,550,000,000	$335,000,000	$200,000,000	$222,221,460	$700,000,000	$300,000,000	$950,000,000	$50,000,000	$150,000,000	$750,000,000	$1,500,000,000	$9,107,221,460

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2013 as follows:

(1)             U.S. Treasury Bond, 4.63%, due 02/15/40, which had an aggregate value at the Trust level of $408,000,089.

(2)             U.S. Treasury Notes, 0.25% to 2.63%, due 12/15/15 to 08/15/20, which had an aggregate value at the Trust level of $3,621,563,244.

(3)             Federal Farm Credit Bank, 0% to 5.55%, due 09/06/13 to 11/15/32; Federal Home Loan Bank, 0% to 7.00%, due 09/06/13 to 06/24/16; Federal Home Loan Mortgage Corp., 0% to 2.45%, due 09/04/13 , which had an aggregate value at the Trust level of $.to 03/27/23; Federal National Mortgage Association, 0% to 5.95%, due 09/23/13 to 11/07/36, which had an aggregate value at the Trust level of $341,700,831.

(4)             U.S. Treasury Bonds, 0.75% to 3.63%, due 04/15/28 to 02/15/42, which had an aggregate value at the Trust level of $204,000,498.

(5)             U.S. Treasury Bonds, 0.63% to 3.63%, due 04/15/28 to 02/15/43, which had an aggregate value at the Trust level of $226,674,984.

(6)             Government National Mortgage Association, 1.13% to 10.50%, due 12/15/13 to 07/15/43, which had an aggregate value at the Trust level of $714,000,399.

(7)             Federal Home Loan Bank, 1.38% to 1.75%, due 05/28/14 to 08/28/24; Federal Home Loan Mortgage Corp., 4.50%, due 01/15/14; Federal National Mortgage Association, 1.75% to 1.88%, due 09/18/18 to 02/21/20; U.S. Treasury Bills, 0%, due 10/10/13 to 10/31/13; U.S. Treasury Bonds, 0% to 8.88%, due 02/15/19 to 05/15/43; U.S. Treasury Notes, 0.13% to 3.13%, due 09/15/13 to 08/15/23, which had an aggregate value at the Trust level of $306,000,859.

(8)             U.S. Treasury Notes, 0.13% to 2.75%, due 04/30/15 to 11/15/20, which had an aggregate value at the Trust level of $969,000,022.

(9)             U.S. Treasury Note, 1.75%, due 05/31/16, which had an aggregate value at the Trust level of $51,000,069.

(10)         U.S. Treasury Notes, 0.75% to 1.00%, due 08/31/16 to 03/31/18, which had an aggregate value at the Trust level of $153,000,079.

(11)         U.S. Treasury Bills, 0%, due 09/26/13 to 08/21/14; U.S. Treasury Bonds, 2.00% to 9.88%, due 11/15/15 to 08/15/43; U.S. Treasury Notes, 0.13% to 4.88%, due 09/30/13 to 11/15/21, which had an aggregate value at the Trust level of $765,000,032.

(12)         Federal Farm Credit Bank, 0.21% to 6.30%, due 12/03/13 to 08/06/24; Federal Home Loan Bank, 1.69% to 5.00%, due 11/17/17 to 12/10/24; Federal Home Loan Mortgage Corp., 0.55% to 1.70%, due 02/13/15 to 06/12/20; Federal National Mortgage Association, 0% to 5.38%, due 11/27/13 to 05/27/33; U.S. Treasury Bonds, 0% to 4.25%, due 11/15/13 to 05/15/43; U.S. Treasury Notes, 0% to 4.75%, due 11/15/13 to 07/31/20 , which had an aggregate value at the Trust level of $1,530,000,047.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other ETFs.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities.  Additionally, certain Funds may invest in lower-rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by both Moody’s and Standard and Poor’s.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Sovereign/Sub-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed rate debt securities of the Federal Republic of Germany (“Sovereign”) as well as local governments and entities or agencies guaranteed by various German governments (“Sub-Sovereign”) issuers. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury.  Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve certain Fund’s investment objectives, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

The Advisor is exempt from registration as a commodity pool operator and commodity trading advisor under the Commodity Exchange Act.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period.  While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)

Ultra QQQ®	128%
Ultra MidCap400	150%
Ultra Russell2000	155%
UltraPro S&P500®	253%
UltraPro Dow30SM	249%
UltraPro MidCap400	251%
UltraPro Russell2000	257%
Ultra Russell1000 Value	151%
Ultra Russell1000 Growth	146%
Ultra Russell MidCap Value	158%
Ultra Russell MidCap Growth	162%
Ultra Basic Materials	133%
Ultra Nasdaq Biotechnology	136%
Ultra Consumer Services	135%
Ultra Industrials	158%
Ultra Real Estate	140%
Ultra 7-10 Year Treasury	150%
Ultra 20+ Year Treasury	154%
30 Year TIPS/TSY Spread	15% Long / (139%) Short
UltraPro Short 10 Year TIPS/TSY Spread	271% Long / (300%) Short

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on August 31, 2013 contractually terminate within twenty seven months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), which may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers

(or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. As a result, developments regarding the performance of these securities and financial instruments in which the Fund invests could result in a greater decline in NAV than would be the case if the Fund’s holdings precisely replicated the securities and weights of its index. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•       Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

At August 31, 2013, the ProShares UltraPro Short MidCap400, ProShares UltraShort Russell2000 Value, ProShares Short FTSE China 25, ProShares UltraShort MSCI Brazil Capped, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra Russell3000, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell2000 Growth, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Industrials, ProShares Ultra Telecommunications, ProShares Ultra MSCI EAFE, ProShares Ultra FTSE Europe, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Japan,ProShares Ultra MSCI Mexico Capped IMI, ProShares Ultra High Yield, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions.  The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index.  The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2013 (Unaudited)

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 17, 2013

By:
/s/ Charles Todd
Charles Todd
Treasurer
October 17, 2013